Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 142.7% ¤
CORPORATE BONDS & NOTES 0.2%
BANKING & FINANCE 0.2%
Ambac Assurance Corp. 5.100% due 12/31/2099 (f)	$43	$56
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. 5.120% (US0003M + 0.860%) due 07/03/2033 ~	325	325
Preferred Term Securities XXI Ltd./Preferred Term Securities XXI, Inc. 4.073% (US0003M + 0.350%) due 03/22/2038 ~	16,425	15,768

		16,149

INDUSTRIALS 0.0%
Crown Castle Towers LLC 4.241% due 07/15/2048	500	499
CVS Pass-Through Trust 5.880% due 01/10/2028	316	319
Times Square Hotel Trust 8.528% due 08/01/2026	502	503

		1,321

Total Corporate Bonds & Notes (Cost $17,277)		17,470

U.S. GOVERNMENT AGENCIES 64.7%
Federal Home Loan Mortgage Corp.
3.000% due 04/01/2037 - 05/01/2052	16,064	14,518
3.500% due 07/01/2046 - 05/01/2052	453	422
4.000% due 04/01/2039 - 09/01/2052	6,815	6,676
5.000% due 06/01/2053 - 03/01/2055	1,232	1,230
5.500% due 12/01/2052 - 05/01/2053	43,709	44,504
5.892% due 11/01/2034 •	5	6
5.939% due 08/01/2031 •	4	4
6.040% due 11/01/2034 •	1	1
6.090% due 09/01/2035 •	2	2
6.106% due 10/01/2034 •	3	3
6.215% due 09/01/2028 •	1	1
6.234% due 01/01/2035 •	1	1
6.272% due 02/01/2035 •	6	6
6.307% due 12/01/2033 •	7	8
6.360% due 09/01/2033 •	4	5
6.372% due 03/01/2032 •	6	6
6.480% due 03/01/2034 - 04/01/2034 •	6	6
6.500% due 02/01/2035 •	4	4
6.500% due 02/01/2054 - 04/01/2055	19,692	20,469
6.552% due 01/01/2035 •	2	2
6.612% due 01/01/2035 •	3	4
6.617% due 07/01/2037 •	1	1
6.645% due 02/01/2036 •	1	1
6.656% due 02/01/2035 •	2	2
7.000% due 05/01/2054 - 08/01/2055	30,489	32,195
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.480% due 01/25/2034 ~(a)	85,473	2,376
0.773% due 03/25/2034 ~(a)	66,401	2,978
2.903% due 07/25/2054 ~	49,372	48,063
Federal Home Loan Mortgage Corp. REMICS
4.000% due 10/15/2033	11	11
4.348% due 10/15/2032 •	1	1
4.448% due 12/15/2029 •	2	2
4.548% due 12/15/2031 •	1	1
4.648% due 08/15/2031 •	2	2
5.000% due 02/15/2036	67	68
5.074% due 12/25/2054 •	1,602	1,608
5.500% due 05/15/2036	5	5
7.000% due 06/15/2029	2	2
7.500% due 01/15/2031	1	1
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.106% due 08/25/2031 •	14	14
5.229% due 10/25/2044 - 02/25/2045 •	775	716
5.429% due 07/25/2044 •	209	204
6.500% due 07/25/2043	215	224
Federal National Mortgage Association
2.500% due 07/01/2037	812	768
3.000% due 12/01/2026 - 05/01/2052	6,614	6,136

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

3.500% due 03/01/2040 - 02/01/2050	15,866	14,924
4.000% due 08/01/2038 - 01/01/2059	7,745	7,526
4.500% due 07/01/2052 - 04/01/2053	9,772	9,585
4.713% due 05/01/2036 •	1	1
5.000% due 06/01/2053	31	31
5.277% due 03/01/2044 - 10/01/2044 •	13	13
5.477% due 10/01/2040 •	4	4
5.500% due 11/01/2052 - 03/01/2053	13,269	13,513
5.765% due 11/01/2035 •	1	1
5.810% due 02/01/2033 •	5	5
5.850% due 11/01/2034 •	1	1
5.951% due 06/01/2033 •	2	2
5.994% due 09/01/2033 •	10	10
6.000% due 12/01/2052 - 02/01/2054	2,139	2,207
6.012% due 03/01/2035 •	3	3
6.022% due 05/01/2034 •	7	8
6.102% due 11/01/2032 •	6	6
6.194% due 07/01/2035 •	1	1
6.197% due 07/01/2033 •	1	1
6.206% due 10/01/2034 •	2	2
6.242% due 02/01/2035 •	2	2
6.246% due 10/01/2032 •	3	3
6.298% due 12/01/2035 •	2	2
6.302% due 02/01/2035 •	1	1
6.304% due 01/01/2035 •	2	2
6.308% due 05/01/2036 •	3	3
6.335% due 03/01/2035 •	4	4
6.364% due 09/01/2033 •	2	2
6.375% due 03/01/2029 - 04/01/2032 •	1	1
6.386% due 07/01/2033 •	1	1
6.410% due 11/01/2034 •	5	5
6.465% due 05/01/2033 •	6	6
6.493% due 03/01/2033 •	1	1
6.500% due 09/01/2033 •	4	4
6.500% due 02/01/2044 - 03/01/2055	88,637	92,144
6.581% due 01/01/2037 •	2	2
6.584% due 12/01/2036 •	1	1
6.616% due 04/01/2036 •	7	7
6.626% due 03/01/2035 •	1	1
6.635% due 04/01/2033 •	3	3
6.700% due 12/01/2036 •	3	3
6.845% due 06/01/2033 •	19	20
7.000% due 03/01/2045 - 04/01/2055	29,862	31,654
8.500% due 04/01/2030 - 11/01/2030	3	3
Federal National Mortgage Association Grantor Trust 7.000% due 07/25/2042	2	2
Federal National Mortgage Association REMICS
2.011% due 11/25/2049 •(a)	452	59
4.000% due 11/25/2033	25	25
4.109% due 07/25/2037 •	335	329
4.177% due 03/25/2036 •	5	5
4.639% due 11/25/2031 •	9	9
4.989% due 04/25/2032 •	1	1
5.000% due 11/25/2032	433	432
5.074% due 12/25/2054 •	1,491	1,497
5.500% due 09/25/2035	2,338	2,405
Federal National Mortgage Association REMICS Trust
4.109% due 08/25/2031 •	24	23
6.500% due 06/25/2028	1	1
First Foundation Bank Multifamily Housing Mortgage Loan Trust 2.749% due 06/25/2054 ~	1,700	1,658
Government National Mortgage Association
3.000% due 10/20/2051 - 12/20/2052	20,247	18,231
3.500% due 01/20/2052 - 07/20/2055	50,003	45,652
4.500% due 07/20/2040 - 12/20/2053	7,005	6,907
4.750% (H15T1Y + 1.500%) due 10/20/2026 ~	1	1
4.750% due 12/20/2027 - 10/20/2033 •	6	5
5.375% due 07/20/2029 - 09/20/2033 •	18	18
5.625% due 01/20/2027 - 05/20/2032 •	17	18
6.000% due 02/20/2055	111	113
6.500% due 01/20/2055 - 02/20/2055	8,303	8,596
Government National Mortgage Association REMICS
4.368% due 01/20/2072 •	194	194
4.414% due 03/20/2068 •	774	772
4.454% due 12/20/2062 •	440	439
4.464% due 10/20/2062 •	324	323
4.564% due 02/20/2061 •	42	42
4.718% due 09/20/2055 •	1,905	1,909
4.764% due 02/20/2070 •	178	178
4.794% due 11/20/2065 •	573	575
4.836% due 04/20/2054 •	2,000	2,000
4.844% due 09/20/2063 •	224	225
4.864% due 09/20/2063 - 02/20/2067 •	483	484
4.868% due 11/20/2055 •	1,998	2,001
4.918% due 10/20/2055 •	1,545	1,549
5.114% due 12/20/2066 •	508	511

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Government National Mortgage Association, TBA
2.000% due 02/01/2056	3,000	2,485
2.500% due 02/01/2056	3,600	3,105
3.500% due 02/01/2056	12,900	11,740
4.000% due 02/01/2056	14,800	13,978
4.500% due 02/01/2056	27,400	26,673
5.000% due 01/01/2056	3,300	3,293
5.500% due 01/01/2056	24,400	24,640
6.000% due 01/01/2056 - 02/01/2056	162,900	165,925
6.500% due 02/01/2056	103,700	107,090
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2056	29,400	24,854
3.000% due 01/01/2041 - 02/01/2056	128,740	118,510
3.500% due 02/01/2056	85,000	78,323
4.000% due 02/01/2056	272,050	257,913
4.500% due 02/01/2056	60,200	58,721
5.000% due 01/01/2056 - 02/01/2056	768,035	765,370
5.500% due 02/01/2056	609,600	617,600
6.000% due 01/01/2056 - 03/01/2056	1,344,885	1,380,398
6.500% due 01/01/2056 - 03/01/2056	1,156,997	1,203,053

Total U.S. Government Agencies (Cost $5,296,431)		5,315,836

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Bonds
4.000% due 11/15/2042 (i)(k)	49,800	45,661
4.000% due 11/15/2052 (i)(k)	37,800	32,797
U.S. Treasury Notes
2.375% due 05/15/2029 (i)(k)	8,900	8,559

Total U.S. Treasury Obligations (Cost $100,194)		87,017

NON-AGENCY MORTGAGE-BACKED SECURITIES 20.2%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	4,050	3,922
225 Liberty Street Trust 3.597% due 02/10/2036	2,000	1,961
280 Park Avenue Mortgage Trust 4.958% due 09/15/2034 •	1,400	1,396
ACRA Trust 5.608% due 10/25/2064 þ	795	799
Adjustable Rate Mortgage Trust
4.406% due 11/25/2035 •	48	48
4.406% due 08/25/2036 •	28,947	8,855
4.486% due 01/25/2036 •	195	188
6.054% due 11/25/2037 ~	294	185
AG Trust 5.766% due 08/15/2041 •	3,136	3,157
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ	6,451	5,893
American Home Mortgage Investment Trust 6.130% due 04/25/2044 •	155	172
Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	79	76
4.800% due 11/25/2067 þ	23,700	23,653
5.985% due 01/25/2069 þ	707	714
6.197% due 01/25/2069 þ	2,218	2,246
6.500% due 12/25/2067 þ	993	1,002
Arroyo Mortgage Trust
1.175% due 10/25/2048 ~	2,920	2,648
1.483% due 10/25/2048 ~	3,841	3,502
1.637% due 10/25/2048 ~	1,948	1,779
Ashford Hospitality Trust 4.823% due 04/15/2035 •	4,245	4,241
ATLX Trust 3.850% due 04/25/2064 þ	1,947	1,905
BAMLL Commercial Mortgage Securities Trust 4.091% due 08/10/2038 ~	1,655	1,624
Banc of America Alternative Loan Trust
6.000% due 07/25/2034	342	322
6.000% due 04/25/2037	1,301	1,132
Banc of America Funding Trust
3.401% due 10/20/2046 ~	280	241
3.742% due 10/26/2036 ~	61,942	59,976
3.876% due 01/20/2047 ~	319	234
4.067% due 09/20/2046 ~	48	41
4.228% due 10/20/2036 •	2,186	1,717
4.308% due 02/20/2047 •	1,158	1,102
4.654% due 09/20/2046 ~	331	299
4.787% due 01/20/2047 ~	3	3
5.750% due 08/25/2036	71	61
6.220% due 09/20/2046 ~	264	261
Banc of America Mortgage Trust
3.522% due 11/20/2046 ~	20	16
4.517% due 10/25/2035 ~	157	147
5.389% due 06/25/2035 ~	204	196

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

5.492% due 11/25/2033 ~	3	3
5.641% due 06/25/2034 ~	66	64
5.810% due 09/25/2033 ~	369	309
6.372% due 12/25/2033 ~	22	22
7.084% due 05/25/2034 ~	281	278
BankUnited Trust 4.446% due 09/25/2045 •	37	36
BCAP LLC Trust
4.335% due 11/26/2036 ~	3,849	3,187
4.363% due 01/26/2036 •	8,302	7,764
6.246% due 10/25/2047 •	11,354	8,582
Bear Stearns ALT-A Trust
3.466% due 11/25/2034 ~	192	160
3.690% due 04/25/2035 ~	983	805
4.159% due 08/25/2036 ~	901	402
4.246% due 04/25/2035 ~	10	10
4.455% due 02/25/2036 ~	1,811	1,270
4.559% due 08/25/2036 ~	1,268	772
5.075% due 07/25/2035 ~	5,972	3,478
5.096% due 01/25/2036 ~	506	482
5.437% due 01/25/2034 ~	164	155
5.536% due 11/25/2035 ~	600	260
5.571% due 09/25/2034 •	2,557	2,520
5.868% due 08/25/2034 ~	352	337
5.997% due 12/25/2033 ~	89	87
Bear Stearns ARM Trust
4.000% due 05/25/2034 ~	14	13
4.203% due 05/25/2047 ~	178	160
4.558% due 04/25/2034 ~	24	21
4.580% due 02/25/2035 ~	290	236
4.813% due 11/25/2030 ~	28	28
4.909% due 10/25/2034 ~	16	13
5.010% due 01/25/2035 ~	850	798
5.378% due 12/25/2035 ~	74	63
5.657% due 11/25/2034 ~	167	154
5.734% due 01/25/2034 ~	16	15
5.850% due 12/25/2046 •	1,510	1,368
5.894% due 08/25/2035 ~	322	314
6.232% due 11/25/2034 ~	47	45
6.329% due 02/25/2036 ~	31	30
Bear Stearns Mortgage Funding Trust
4.006% due 12/25/2046 •	4,554	4,084
4.056% due 01/25/2037 •	278	264
Bear Stearns Structured Products, Inc. Trust
3.944% due 12/26/2046 ~	1,967	1,564
5.000% due 01/26/2036 ~	1,355	957
Bella Vista Mortgage Trust
4.346% due 05/20/2045 •	1,055	675
4.586% due 02/25/2035 •	6,849	4,307
7.259% due 11/20/2034 ~	1,752	1,796
Benchmark Mortgage Trust
2.994% due 04/15/2054 ~	8,809	6,226
3.976% due 07/15/2051	1,258	1,249
4.377% due 05/15/2053	8,217	8,207
BINOM Securitization Trust 4.441% due 08/25/2057 ~	6,449	6,328
BX Commercial Mortgage Trust
4.553% due 10/15/2038 •	74	74
4.714% due 11/15/2038 •	10,359	10,355
4.740% due 01/17/2039 •	9,600	9,597
4.763% due 02/15/2039 •	355	355
BX Trust
3.202% due 12/09/2041	2,726	2,590
4.665% due 02/15/2036 •	4,152	4,151
Cascade Funding Mortgage Trust
3.000% due 03/25/2035 ~	2,945	2,895
4.000% due 10/25/2054 ~	4,905	4,815
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	6,106	5,531
3.250% due 09/25/2063 ~	5,643	5,100
3.250% due 03/25/2064 ~	3,541	3,177
3.250% due 08/25/2064 ~	2,676	2,391
3.250% due 09/25/2064 ~	43,797	39,204
3.375% due 12/25/2064 ~	9,358	8,391
3.375% due 04/25/2065 ~	2,788	2,525
3.500% due 06/25/2062 ~	3,160	2,927
5.124% due 09/25/2055 •	2,823	2,820
Chase Mortgage Finance Trust 4.348% due 12/25/2035 ~	424	371
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.193% due 01/25/2035 ~	194	183
4.812% due 03/25/2035 ~	544	463
CHL Mortgage Pass-Through Trust
3.857% due 07/19/2033 ~	43	41
4.326% due 03/25/2036 •	7,926	7,533
4.346% due 03/25/2036 •	4,969	4,666

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

4.377% due 05/19/2033 ~	6	5
4.426% due 04/25/2035 •	2	2
4.446% due 03/25/2035 •	23	12
4.466% due 03/25/2035 •	16	15
4.482% due 07/19/2033 ~	769	707
4.486% due 03/25/2035 •	1,580	1,515
4.491% due 04/25/2035 ~	264	244
4.526% due 02/25/2035 •	35	33
4.546% due 02/25/2035 •	265	245
4.546% due 05/25/2035 •	1,098	904
4.626% due 02/25/2035 •	51	48
4.734% due 01/20/2035 ~	1,653	1,558
4.766% due 09/25/2034 •	108	95
4.796% due 11/25/2034 ~	1,031	663
4.860% due 01/25/2036 ~	15	14
4.929% due 03/20/2036 ~	3,015	2,730
4.985% due 02/20/2036 ~	109	100
4.986% due 06/20/2036 ~	552	495
5.063% due 05/20/2035 ~	1,414	1,239
5.087% due 02/20/2035 ~	13	13
5.421% due 12/19/2033 ~	58	57
5.500% due 06/25/2034	1,506	1,207
5.500% due 06/25/2035	3,486	1,843
5.500% due 05/25/2036	966	846
5.750% due 12/25/2035	962	447
5.750% due 02/25/2036	3,345	1,425
5.875% due 06/19/2031 ~	1	1
6.000% due 03/25/2037	3,064	1,325
6.000% due 11/25/2037	68	29
6.077% due 02/19/2034 ~	4	4
6.148% due 02/20/2036 •	594	561
6.170% due 06/20/2034 ~	1,117	1,051
6.224% due 02/20/2036 •	24	21
6.622% due 02/19/2034 ~	5	5
6.741% due 02/25/2034 ~	5	5
CIM Trust
3.000% due 01/25/2061 ~	2,696	2,531
3.250% due 10/25/2058 ~	1,002	925
3.750% due 12/25/2061 ~	8,822	8,445
4.500% due 01/25/2063 ~	3,834	3,739
5.000% due 05/25/2062 ~	1,256	1,256
5.000% due 02/25/2099 þ	2,421	2,415
5.500% due 08/25/2064 ~	17,967	18,174
6.639% due 12/25/2067 þ	1,129	1,135
Citicorp Mortgage Securities REMICS Pass-Through Certificates Trust 5.309% due 08/25/2035 ~	1,427	928
Citicorp Mortgage Securities Trust 6.000% due 08/25/2036	442	410
Citigroup Commercial Mortgage Trust 3.209% due 05/10/2049	700	697
Citigroup Mortgage Loan Trust 3.375% due 10/25/2062 þ	6,865	6,488
Citigroup Mortgage Loan Trust, Inc.
3.976% due 06/25/2036 •	401	385
4.176% due 12/25/2034 •	43	41
4.243% due 11/25/2036 ~	877	822
4.346% due 09/25/2036 •	1,845	1,767
4.646% due 08/25/2035 •	477	466
5.395% due 08/25/2035 ~	50	47
5.721% due 11/25/2036 •	1,957	2,007
5.840% due 09/25/2035 •	38	37
6.040% due 11/25/2035 •	182	181
6.121% due 05/25/2042 ~	451	442
6.480% due 10/25/2035 •	7	7
6.490% due 05/25/2035 •	9	9
6.603% due 12/25/2034 ~	13	13
CitiMortgage Alternative Loan Trust 6.500% due 06/25/2037	755	716
CLNY Trust 5.278% due 11/15/2038 •	3,606	3,556
COLT Mortgage Loan Trust
6.393% due 06/25/2069 þ	1,779	1,804
6.421% due 05/25/2069 þ	736	747
COMM Mortgage Trust 3.545% due 02/10/2036	3,800	3,778
Countrywide Alternative Loan Trust
3.463% due 08/25/2035 ~	1,576	1,497
4.028% due 02/20/2047 •	1,073	882
4.043% due 12/20/2046 •	4,848	4,363
4.146% due 10/25/2035 •	1,960	616
4.166% due 02/25/2047 •	4,088	3,852
4.226% due 07/25/2046 •	6,807	6,271
4.226% due 09/25/2046 •	167	165
4.246% due 06/25/2037 •	690	646
4.248% due 07/20/2046 •	335	294
4.266% due 06/25/2046 •	940	792

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

4.268% due 03/20/2046 •	175	166
4.346% due 05/25/2035 •	152	136
4.346% due 06/25/2035 •	1,083	1,032
4.386% due 02/25/2036 •	58	51
4.406% due 12/25/2035 •	306	292
4.426% due 02/25/2036 •	164	155
4.488% due 11/20/2035 •	91	88
4.506% due 10/25/2035 •	2,457	1,645
4.546% due 01/25/2046 •	739	746
4.606% due 12/25/2035 •	4,158	3,741
4.869% due 03/25/2047 •	1,484	1,308
5.021% due 05/25/2035 ~	84	73
5.029% due 02/25/2036 •	388	360
5.087% due 02/25/2036 ~	1,094	1,018
5.204% due 12/25/2034 ~	1,270	1,236
5.279% due 11/25/2047 •	2,439	2,203
5.386% due 11/25/2035 •	1,392	1,293
5.409% due 11/25/2047 •	4,449	4,017
5.500% due 04/25/2035	764	524
5.500% due 11/25/2035	697	372
5.500% due 03/25/2036	61	25
5.750% due 03/25/2037 •	235	118
5.750% due 04/25/2047	338	171
6.000% due 03/25/2037	813	380
6.000% due 04/25/2037	2,965	1,490
6.250% due 12/25/2033	10	10
6.250% due 07/25/2036	3,616	865
6.500% due 11/25/2031	12	13
6.500% due 06/25/2036	3,220	1,442
7.000% due 10/25/2035	3,000	1,488
Countrywide Alternative Loan Trust Resecuritization 6.000% due 08/25/2037 ~	359	162
Credit Suisse First Boston Mortgage Securities Corp.
2.608% due 12/25/2032 ~	26	20
4.510% due 12/25/2033 ~	74	73
4.868% due 03/25/2032 ~	45	44
4.996% due 09/25/2034 •	185	372
5.642% due 06/25/2033 ~	79	77
5.750% due 04/25/2033	3	4
5.846% due 03/25/2034 •	1,053	742
6.250% due 07/25/2035	98	102
6.320% due 08/25/2033 ~	709	661
7.000% due 02/25/2033	7	7
Cross Mortgage Trust
5.003% due 11/25/2070 ~	965	968
5.036% due 11/25/2070 ~	3,781	3,793
5.129% due 09/25/2069 ~	5,888	5,900
5.549% due 12/25/2069 ~	853	860
6.093% due 04/25/2069 þ	1,991	2,011
6.147% due 07/25/2069 þ	17,056	17,266
6.272% due 06/25/2069 þ	2,398	2,427
6.615% due 03/25/2068 þ	1,184	1,190
CSFB Mortgage-Backed Pass-Through Certificates
5.500% due 11/25/2035	116	82
6.543% due 10/25/2033 ~	1,140	1,042
6.978% due 10/25/2033 ~	20	19
CSFB Mortgage-Backed Trust 5.046% due 10/25/2034 •	1,579	1,550
CSMC Mortgage-Backed Trust
5.500% due 04/25/2036	413	254
6.421% due 10/25/2037 ~	170	97
CSMC Trust
2.000% due 01/25/2060 ~	5,280	4,720
2.000% due 10/25/2060 ~	5,254	4,803
2.750% due 01/25/2060	9,795	7,538
2.750% due 01/25/2060 ~	5,626	4,316
2.974% due 07/25/2057 ~	1,000	868
3.250% due 01/25/2060	7,373	5,610
3.250% due 01/25/2060 ~	3,775	2,822
3.375% due 01/25/2060	1,000	829
3.537% due 01/25/2060 ~	3,343	2,292
3.840% due 04/28/2037 ~	205	191
3.874% due 02/25/2061 ~	4,369	4,356
3.904% due 04/25/2062 ~	4,715	4,545
3.944% due 09/25/2057 ~	1,300	1,238
4.215% due 07/27/2061 ~	7,862	7,836
4.304% due 02/27/2036 ~	3,655	2,272
5.715% due 10/15/2037 •	1,000	998
5.750% due 12/26/2035	157	89
6.250% due 05/26/2048	5,715	4,833
DC Commercial Mortgage Trust 6.314% due 09/12/2040	1,200	1,237
DC Office Trust 2.965% due 09/15/2045	2,205	2,004
Deephaven Residential Mortgage Trust
4.300% due 03/25/2067 ~	1,372	1,344

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

5.087% due 11/25/2060 þ	986	988
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.206% due 01/25/2047 •	3,288	3,103
4.486% due 08/25/2047 •	4,094	3,085
DSLA Mortgage Loan Trust
4.446% due 08/19/2045 •	324	206
4.969% due 04/19/2046 •	213	174
Ellington Financial Mortgage Trust
5.100% due 10/25/2070 þ	1,717	1,723
5.522% due 01/26/2060 þ	822	828
5.655% due 02/25/2060 þ	1,568	1,587
5.726% due 01/25/2060 þ	958	970
Finance of America HECM Buyout 4.500% due 11/25/2028 ~	1,591	1,586
First Horizon Alternative Mortgage Securities Trust
3.000% due 04/25/2036 ~	375	346
4.585% due 09/25/2035 ~	427	179
4.636% due 03/25/2035 ~	72	40
4.667% due 02/25/2037 ~	1,010	682
5.040% due 09/25/2034 ~	146	148
5.176% due 07/25/2035 ~	2,156	2,032
5.395% due 12/25/2035 ~	336	251
5.695% due 06/25/2034 ~	469	469
First Horizon Asset Securities, Inc.
4.738% due 01/25/2036 ~	369	336
4.815% due 01/25/2036 ~	1,392	695
First Horizon Mortgage Pass-Through Trust 4.697% due 10/25/2035 ~	1,053	957
GCAT Trust
3.450% due 10/25/2068 ~	1,500	1,423
4.250% due 05/25/2067 ~	14,257	13,639
6.007% due 01/25/2059 þ	704	710
6.085% due 06/25/2059 þ	1,054	1,066
GMACM Mortgage Loan Trust
0.000% due 05/25/2035 ~	688	644
4.636% due 09/19/2035 ~	755	598
GreenPoint Mortgage Funding Trust
4.266% due 04/25/2036 •	81	74
4.731% due 07/25/2035 •	5,069	4,897
GreenPoint MTA Trust 4.306% due 06/25/2045 •	6,139	4,922
GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	15,900	10,382
5.120% due 12/15/2036 •	3,732	3,733
GS Mortgage-Backed Securities Corp. Trust 2.000% due 12/25/2060 ~	1,100	948
GS Mortgage-Backed Securities Trust
3.750% due 07/25/2061 ~	2,060	2,024
4.100% due 07/25/2065 þ	4,717	4,618
5.013% due 07/25/2065 þ	1,505	1,508
GSAA Trust 5.986% due 11/25/2033 þ	392	362
GSC Capital Corp. Mortgage Trust 4.206% due 05/25/2036 •	585	575
GSMPS Mortgage Loan Trust
4.196% due 09/25/2035 •	12,891	11,106
4.196% due 01/25/2036 •	16,248	13,156
7.000% due 06/25/2043	282	298
8.000% due 09/19/2027 ~	133	131
GSMSC Resecuritization Trust 3.468% due 11/26/2037	10,869	10,352
GSR Mortgage Loan Trust
3.971% due 05/25/2037 •	1,963	882
4.346% due 07/25/2035 •	279	251
4.521% due 01/25/2036 ~	86	81
4.568% due 06/25/2034 ~	550	493
4.742% due 12/25/2034 ~	966	115
5.223% due 04/25/2035 ~	227	215
5.743% due 09/25/2035 ~	2,382	2,013
6.000% due 03/25/2032	4	5
6.117% due 09/25/2035 ~	1	1
6.371% due 01/25/2034 ~	866	664
6.559% due 04/25/2035 ~	169	166
HarborView Mortgage Loan Trust
4.226% due 01/19/2038 •	17,959	16,088
4.226% due 02/19/2046 •	140	132
4.256% due 12/19/2036 •	876	715
4.286% due 05/19/2035 •	469	457
4.302% due 06/19/2036 ~	684	274
4.326% due 06/19/2035 •	2,348	2,315
4.326% due 01/19/2036 •	12	12
4.326% due 03/19/2036 •	4,764	4,471
4.326% due 12/19/2036 •	5,721	5,544
4.546% due 01/19/2035 •	9	9
4.748% due 06/20/2035 •	106	99
4.806% due 06/19/2045 •	212	94

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

5.246% due 08/19/2034 ~	601	432
5.328% due 11/19/2034 ~	3	3
5.385% due 08/19/2034 ~	37	34
5.573% due 06/20/2035 •	2,088	1,693
Hilton USA Trust
2.828% due 11/05/2035	6,500	5,636
3.719% due 11/05/2038	1,000	993
HomeBanc Mortgage Trust
4.536% due 03/25/2035 •	99	86
4.581% due 10/25/2035 •	5,411	5,427
HSI Asset Loan Obligation Trust 6.000% due 09/25/2037	1,132	368
Impac Secured Assets CMN Owner Trust
4.116% due 07/25/2035 •	829	523
4.156% due 07/25/2035 •	784	500
5.403% due 03/25/2034 þ	317	299
6.220% due 07/25/2035 ~	1,170	716
Impac Secured Assets Trust
4.066% due 05/25/2037 •	3,064	2,605
4.546% due 05/25/2036 •	10	10
IndyMac INDA Mortgage Loan Trust
3.197% due 11/25/2035 ~	1,309	987
5.256% due 01/25/2036 ~	298	280
IndyMac INDX Mortgage Loan Trust
2.834% due 06/25/2036 ~	398	325
3.363% due 06/25/2035 ~	2,632	2,063
3.395% due 06/25/2036 ~	2,528	1,971
3.396% due 06/25/2036 ~	674	583
3.405% due 06/25/2036 ~	1,477	892
3.538% due 02/25/2036 ~	2,798	1,985
3.606% due 02/25/2036 ~	1,908	1,487
3.688% due 05/25/2035 ~	1,186	1,051
3.815% due 07/25/2035 ~	749	694
4.050% due 01/25/2036 ~	2,894	2,628
4.067% due 06/25/2034 ~(a)	1,167	956
4.086% due 07/25/2036 •	11,362	11,350
4.146% due 06/25/2037 •	101	33
4.186% due 11/25/2036 •	141	143
4.206% due 07/25/2037 •	4,938	4,641
4.206% due 08/25/2037 •	2,704	2,533
4.226% due 09/25/2046 •	290	271
4.326% due 04/25/2035 •	76	63
4.405% due 09/25/2035 ~	7,095	4,727
4.486% due 02/25/2035 •	394	372
4.486% due 07/25/2045 •	2,562	1,963
4.520% due 07/25/2037 ~	2,476	1,019
4.586% due 07/25/2045 •	529	389
4.646% due 11/25/2034 •	1,811	1,700
5.066% due 09/25/2034 •	54	44
IndyMac Residential Mortgage-Backed Trust 4.286% due 01/25/2049 •	14	11
JP Morgan Alternative Loan Trust
4.326% due 07/25/2036 •	11,626	10,940
4.326% due 11/25/2036 •	2,824	2,447
4.406% due 06/25/2037 •	30,133	10,978
4.487% due 06/27/2037 •	945	551
5.259% due 06/27/2037 ~	13,527	6,363
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	19,000	17,892
3.648% due 12/15/2049 ~	300	298
4.549% due 07/05/2033	23,176	19,323
4.848% due 02/15/2035 •	5,681	5,635
5.007% due 07/05/2033 •	510	499
5.248% due 12/15/2031 •	413	413
5.307% due 07/05/2033 •	3,239	2,839
JP Morgan Mortgage Trust
0.000% due 04/25/2037 ~	412	215
4.321% due 10/25/2036 ~	1,064	594
4.326% due 08/25/2037 •	2,354	717
4.625% due 07/25/2063 ~	1,130	1,118
4.954% due 03/25/2066 ~	977	978
5.000% due 07/25/2036	208	75
5.080% due 10/25/2035 ~	21	14
5.124% due 03/25/2055 •	3,846	3,841
5.224% due 02/25/2055 •	2,526	2,532
5.250% due 11/25/2063 ~	739	743
5.391% due 10/25/2035 ~	161	152
5.561% due 09/25/2055 þ	3,170	3,184
5.567% due 09/25/2065 ~	914	923
5.825% due 06/25/2035 ~	731	596
5.968% due 06/25/2035 ~	37	30
5.990% due 07/25/2064 ~	1,447	1,462
6.372% due 08/25/2034 ~	732	710
7.700% due 08/25/2036	32	12
JP Morgan Seasoned Mortgage Trust
3.688% due 01/25/2063 ~	3,713	3,501

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

4.377% due 01/25/2063 ~	897	864
Legacy Mortgage Asset Trust
5.650% due 11/25/2060 þ	1,516	1,518
5.750% due 07/25/2061 þ	6,642	6,647
5.892% due 10/25/2066 þ	1,618	1,619
6.250% due 07/25/2067 þ	1,700	1,703
Lehman Mortgage Trust 5.500% due 02/25/2036	200	93
Lehman XS Trust
4.206% due 11/25/2035 •	3,030	3,032
4.386% due 12/25/2035 •	2,395	2,282
Luminent Mortgage Trust 4.266% due 05/25/2036 •	1,409	1,274
LUX 6.441% due 08/15/2040 •	2,800	2,833
Manhattan West Mortgage Trust 2.130% due 09/10/2039	3,400	3,273
MASTR Adjustable Rate Mortgages Trust
3.621% due 07/25/2034 ~	609	549
4.146% due 03/25/2047 •	4,780	4,432
4.176% due 12/25/2034 •	168	159
4.357% due 02/25/2034 ~	1,028	899
4.882% due 05/25/2034 ~	799	494
4.946% due 09/25/2037 •	3,218	1,244
5.699% due 07/25/2035 ~	8,634	4,157
6.125% due 12/25/2033 ~	3	3
6.210% due 12/21/2034 ~	25	24
MASTR Alternative Loan Trust
5.500% due 04/25/2035	506	462
6.183% due 06/25/2033 ~	195	126
MASTR Asset Securitization Trust 5.500% due 03/25/2034	540	430
MASTR Seasoned Securitization Trust 6.500% due 08/25/2032	1,796	250
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 4.565% due 11/15/2031 •	11	11
Merrill Lynch Alternative Note Asset Trust 5.750% due 05/25/2037	77	74
Merrill Lynch Mortgage Investors Trust
4.466% due 08/25/2028 •	1	1
4.486% due 10/25/2028 •	24	23
4.506% due 06/25/2028 •	1	1
4.566% due 08/25/2035 •	11,507	10,798
4.586% due 03/25/2028 •	1	1
5.011% due 04/25/2035 ~	5	4
5.046% due 03/25/2028 •	122	89
5.190% due 09/25/2029 •	396	389
5.199% due 05/25/2036 ~	211	199
5.286% due 11/25/2035 •	2,537	2,479
5.918% due 05/25/2036 ~	4,248	3,839
MFA Trust
1.947% due 04/25/2065 ~	164	161
2.855% due 07/25/2060 ~	500	421
3.300% due 08/25/2061 ~	7,137	6,747
4.400% due 03/25/2068 þ	4,591	4,562
6.105% due 12/25/2068 þ	12,530	12,640
6.775% due 10/25/2058 þ	1,451	1,467
Mill City Mortgage Loan Trust
1.850% due 11/25/2060 ~	8,550	7,831
2.500% due 11/25/2060 ~	5,358	4,663
3.250% due 01/25/2061 ~	97	83
3.849% due 11/25/2058 ~	1,000	857
Mill City Mortgage Trust 3.686% due 09/25/2057 ~	47	47
Morgan Stanley Capital I Trust 4.865% due 05/15/2036 •	5,347	762
Morgan Stanley Mortgage Loan Trust
0.000% due 11/25/2037 ~	1,364	109
3.386% due 10/25/2037 ~	2,311	1,303
4.096% due 03/25/2036 •	1,893	1,219
4.106% due 03/25/2036 •	7,444	4,798
4.746% due 02/25/2036 •	172	163
5.347% due 10/25/2034 ~	11	11
Morgan Stanley Resecuritization Trust 3.154% due 06/26/2047 •	10,954	9,906
Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ	2,018	1,980
4.963% due 09/25/2070 ~	3,002	3,006
5.016% due 09/25/2070 ~	1,569	1,573
5.021% due 11/25/2070 þ	2,900	2,910
5.530% due 05/25/2070 ~	861	868
MTN Commercial Mortgage Trust 5.157% due 03/15/2039 •	6,165	6,164
NAAC Reperforming Loan REMICS Trust 7.500% due 03/25/2034	262	248

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	11,959	11,608
3.000% due 07/25/2059 ~	1,000	933
3.250% due 02/25/2059 ~	5,077	4,975
3.500% due 12/25/2057 ~	306	299
4.000% due 02/25/2057 ~	13,437	13,141
4.500% due 05/25/2058 ~	459	450
5.085% due 10/25/2065 ~	981	985
NLT Trust 3.200% due 10/25/2062 ~	10,619	9,803
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.946% due 08/25/2034 •	590	714
5.754% due 10/25/2034 þ	6,224	6,189
6.159% due 05/25/2036 ~	200	36
NYMT Loan Trust
3.215% due 07/25/2061	250	219
3.514% due 07/25/2061	2,000	1,728
3.750% due 02/25/2068 ~	1,232	1,152
3.750% due 11/25/2069 ~	3,811	3,684
5.379% due 06/25/2069 ~	1,011	1,018
NYO Commercial Mortgage Trust 4.960% due 11/15/2038 •	4,365	4,362
OBX Trust
3.637% due 03/25/2053 ~	2,996	2,991
3.695% due 04/25/2053 ~	4,594	4,559
4.940% due 09/25/2062 þ	5,109	5,105
5.110% due 08/25/2062 þ	1,134	1,134
5.949% due 02/25/2063 þ	4,797	4,799
6.030% due 01/25/2064 þ	1,643	1,666
6.113% due 03/25/2063 þ	2,261	2,265
6.233% due 05/25/2064 þ	1,173	1,188
6.465% due 10/25/2063 þ	1,735	1,753
6.520% due 07/25/2063 þ	1,194	1,200
6.567% due 06/25/2063 þ	1,978	1,990
6.844% due 04/25/2063 þ	981	990
7.045% due 09/25/2063 þ	1,510	1,527
7.159% due 10/25/2063 þ	2,415	2,446
Oceanview Mortgage Trust 4.674% due 11/25/2054 •	1,154	1,156
One Market Plaza Trust 3.614% due 02/10/2032	2,337	2,235
ONE Mortgage Trust 4.564% due 03/15/2036 •	2,600	2,594
One New York Plaza Trust 4.815% due 01/15/2036 •	9,700	9,516
PRET LLC 5.249% due 10/25/2055	3,068	3,070
PRET Trust
3.900% due 10/25/2063 ~	933	906
4.000% due 08/25/2064 þ	928	908
4.000% due 03/25/2065 þ	10,081	9,904
4.000% due 07/25/2069 þ	916	898
4.075% due 06/25/2064 ~	871	841
4.150% due 04/25/2065 þ	2,936	2,877
Prime Mortgage Trust
3.720% due 10/25/2032 ~	405	357
5.250% due 06/25/2033	249	232
PRKCM Trust
5.101% due 10/25/2060 þ	985	987
6.333% due 03/25/2059 þ	1,101	1,113
6.431% due 05/25/2059 þ	637	645
6.584% due 09/25/2058 þ	1,617	1,627
7.225% due 11/25/2058 þ	876	887
PRPM LLC
3.750% due 03/25/2054 þ	751	740
3.750% due 04/25/2055 þ	1,221	1,194
4.000% due 11/25/2053 þ	330	328
4.000% due 01/25/2054 þ	729	721
4.000% due 05/25/2054 þ	647	641
4.000% due 07/25/2054 þ	677	671
4.000% due 11/25/2054 þ	1,749	1,717
4.000% due 10/25/2064 þ	5,065	4,991
4.200% due 12/25/2064 þ	810	802
4.500% due 02/25/2055 þ	845	842
4.500% due 08/25/2055 þ	1,256	1,247
4.500% due 06/25/2065 «þ	9,900	9,756
4.839% due 10/25/2055 þ	957	959
4.990% due 12/25/2055 þ	2,500	2,500
5.250% due 07/25/2055 þ	937	946
5.385% due 10/25/2030 þ	933	935
5.503% due 08/25/2030 þ	959	962
5.699% due 11/25/2029 þ	869	870
5.729% due 07/25/2030 þ	960	962
5.774% due 08/25/2028 þ	2,680	2,687
5.870% due 11/25/2029 þ	2,180	2,182
5.897% due 12/25/2029 þ	1,347	1,349

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

6.179% due 06/25/2030 þ	2,498	2,504
6.255% due 05/25/2030 þ	900	902
PRPM Trust
5.228% due 08/25/2069 þ	6,749	6,755
5.674% due 12/26/2069 þ	3,488	3,515
5.802% due 11/25/2069 þ	2,578	2,602
6.221% due 11/25/2068 þ	4,835	4,885
6.250% due 08/25/2068 þ	1,585	1,594
6.265% due 12/25/2068 þ	972	984
6.327% due 06/25/2069 þ	15,350	15,555
RALI Trust
4.206% due 11/25/2036 •	5,612	2,817
4.226% due 07/25/2036 •	4,577	4,277
4.226% due 08/25/2036 •	4,140	4,247
4.226% due 04/25/2046 •	881	841
4.246% due 10/25/2046 •	4,500	4,401
4.893% due 02/25/2035 ~	413	366
5.007% due 10/25/2037 ~	683	544
5.011% due 12/26/2034 ~	90	45
5.359% due 09/25/2034 ~	2	2
5.451% due 12/25/2035 ~	581	509
6.000% due 12/25/2035	2,172	1,896
6.500% due 10/25/2036	16,403	14,438
RCKT Mortgage Trust
5.158% due 10/25/2044 þ	2,587	2,597
5.472% due 06/25/2055 þ	5,954	6,016
5.553% due 03/25/2055 þ	3,649	3,689
5.582% due 12/25/2044 þ	3,230	3,266
5.653% due 01/25/2045 þ	3,352	3,388
5.846% due 08/25/2044 þ	33,380	33,732
6.808% due 09/25/2043 ~	457	461
RCO X Mortgage LLC 5.418% due 10/25/2030 þ	1,466	1,452
Residential Asset Securitization Trust
4.196% due 10/25/2048 •	2	2
4.296% due 02/25/2034 •	13	12
4.296% due 04/25/2035 •	3,169	1,561
4.346% due 08/25/2036 •	2,732	824
6.000% due 08/25/2036	6,020	2,510
6.250% due 08/25/2036	1,752	1,229
6.500% due 04/25/2037	4,348	1,159
RFMSI Trust
3.200% due 02/25/2037 ~	196	169
3.628% due 06/25/2035 ~	1,531	844
5.229% due 09/25/2035 ~	4,221	2,357
5.484% due 02/25/2036 ~	61	58
5.941% due 02/25/2036 ~	29	27
5.999% due 02/25/2037 ~	484	429
6.000% due 04/25/2037	75	58
6.147% due 10/25/2037 ~	998	973
RiverView HECM Trust 4.020% due 05/25/2047 •	1,668	1,454
SACO I, Inc. 7.000% due 08/25/2036	2	2
Santander Mortgage Asset Receivable Trust 5.545% due 01/25/2065 þ	866	873
Sequoia Mortgage Trust
4.190% due 06/20/2034 ~	28	27
4.308% due 02/20/2035 •	262	252
4.468% due 11/20/2034 •	11	11
4.507% due 11/25/2063 ~	5,636	5,657
4.597% due 01/20/2047 ~	228	156
4.678% due 05/20/2034 •	111	105
5.061% due 10/25/2055 ~	1,701	1,708
5.239% due 02/20/2034 •	32	29
5.581% due 08/20/2034 ~	18	17
Sequoia Mortgage Trust 10
4.648% due 10/20/2027 •	1	1
5.208% due 10/20/2027 •	4	4
Sequoia Mortgage Trust 5 4.546% due 10/19/2026 •	8	8
Sequoia Mortgage Trust 9 6.313% due 09/20/2032 ~	6	6
SFO Commercial Mortgage Trust 5.014% due 05/15/2038 •	1,800	1,797
SG Residential Mortgage Trust 5.353% due 08/25/2062 þ	12,114	12,123
SMRT Commercial Mortgage Trust 4.751% due 01/15/2039 •	25,570	25,576
STARM Mortgage Loan Trust
6.215% due 01/25/2037 ~	75	51
6.484% due 01/25/2037 ~	752	749
Structured Adjustable Rate Mortgage Loan Trust
3.873% due 05/25/2036 ~	2,259	1,266
4.057% due 02/25/2036 ~	50	43
4.226% due 07/25/2037 •	4,119	3,948

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

4.581% due 06/25/2034 •	117	115
4.953% due 07/25/2035 ~	20	18
5.112% due 09/25/2034 ~	252	248
5.429% due 01/25/2035 •	262	244
5.429% due 05/25/2035 •	306	244
6.088% due 04/25/2034 ~	1	1
6.298% due 02/25/2034 ~	15	15
Structured Asset Mortgage Investments II Trust
4.146% due 02/25/2037 •	659	642
4.226% due 09/25/2047 •	6,799	6,327
4.386% due 08/25/2035 •	3,285	3,189
4.406% due 02/25/2036 •	145	124
4.446% due 07/19/2034 •	108	104
4.466% due 12/25/2035 •	10,069	8,660
4.546% due 03/19/2034 •	54	52
Structured Asset Mortgage Investments Trust
4.686% due 10/19/2033 •	29	27
4.746% due 11/19/2033 •	604	550
5.046% due 10/19/2033 •	599	644
Structured Asset Mortgage Investments, Inc. 6.750% due 05/02/2030 ~	63	0
Structured Asset Securities Corp. Mortgage Loan Trust
4.136% due 10/25/2036 •	173	145
7.500% due 10/25/2036	997	559
TBW Mortgage-Backed Pass-Through Certificates 6.500% due 04/25/2036	1,260	403
TBW Mortgage-Backed Trust
6.500% due 07/25/2036	5,765	1,926
7.000% due 07/25/2036	609	0
Thornburg Mortgage Securities Trust
4.058% due 09/25/2037 ~	693	688
4.471% due 09/25/2037 ~	14,205	7,861
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	29,244	26,896
2.250% due 12/25/2061 ~	3,980	3,890
2.710% due 01/25/2060 ~	20,642	19,981
2.750% due 06/25/2057 ~	2,651	2,608
2.900% due 10/25/2059 ~	8,330	8,046
3.000% due 10/25/2057 ~	1,000	966
3.250% due 07/25/2056 ~	305	303
3.750% due 10/25/2056 ~	4,183	4,142
4.078% due 04/25/2056 ~	1,000	952
4.578% due 10/27/2064 ~	5,832	5,854
4.606% due 10/25/2064 ~	10,215	10,258
4.846% due 10/25/2059 •	243	244
5.033% due 07/25/2065 ~	743	751
5.546% due 10/25/2059 •	11,615	11,983
5.725% due 11/25/2064 þ	2,596	2,622
Verus Securitization Trust
0.820% due 10/25/2063 ~	524	508
1.057% due 10/25/2063 ~	14	14
1.262% due 10/25/2063 ~	21	21
4.130% due 02/25/2067 þ	6,043	5,826
4.260% due 02/25/2067 þ	1,209	1,165
4.858% due 12/25/2070 þ	4,300	4,309
5.086% due 07/25/2067 ~	3,300	3,311
5.218% due 09/25/2069 ~	12,234	12,257
5.402% due 05/25/2065 þ	2,674	2,695
5.799% due 07/25/2069 þ	11,936	12,045
5.811% due 05/25/2068 þ	1,638	1,639
5.999% due 02/25/2068 þ	777	776
6.116% due 03/25/2069 þ	10,089	10,200
6.192% due 06/25/2069 þ	2,286	2,315
6.218% due 06/25/2069 þ	1,734	1,758
6.338% due 04/25/2069 þ	1,238	1,253
6.443% due 08/25/2068 þ	1,264	1,271
6.476% due 06/25/2068 þ	762	765
6.665% due 09/25/2068 þ	5,728	5,779
6.876% due 11/25/2068 ~	659	669
7.070% due 10/25/2068 þ	3,088	3,129
Visio Trust 6.598% due 10/25/2058 þ	837	842
Wachovia Mortgage Loan Trust LLC 6.708% due 10/20/2035 ~	34	33
WaMu Mortgage Pass-Through Certificates Trust
2.423% due 11/25/2041 ~	2	2
3.873% due 05/25/2037 ~	743	653
4.216% due 05/25/2034 •	13,094	12,278
4.386% due 12/25/2045 •	3,179	3,204
4.426% due 07/25/2045 •	3,394	3,276
4.509% due 10/25/2035 ~	724	664
4.586% due 11/25/2034 •	61	60
4.626% due 10/25/2044 •	188	186
4.642% due 09/25/2035 ~	2,730	2,596
4.686% due 06/25/2044 •	897	907
4.826% due 11/25/2034 •	388	380

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

4.826% due 10/25/2045 •	567	549
4.846% due 07/25/2044 •	9	8
4.869% due 11/25/2046 •	7,203	6,275
5.029% due 08/25/2046 •	3,771	3,505
5.077% due 08/25/2046 •	10,280	9,039
5.243% due 08/25/2033 ~	3	3
5.247% due 07/25/2034 ~	391	361
5.362% due 06/25/2034 ~	264	232
5.429% due 06/25/2042 •	47	44
5.429% due 08/25/2042 •	475	465
5.429% due 04/25/2044 •	352	307
5.500% due 06/25/2033 ~	917	776
5.705% due 06/25/2034 ~	105	103
5.778% due 03/25/2033 ~	45	44
5.812% due 01/25/2033 ~	593	591
5.827% due 10/25/2033 ~	64	54
WaMu Mortgage-Backed Pass-Through Certificates 5.917% due 12/19/2039 ~	75	70
Washington Mutual Mortgage Pass-Through Certificates Trust
4.496% due 10/25/2035 •	282	236
4.779% due 02/25/2047 •	10,655	10,121
4.859% due 11/25/2046 •	10,960	9,876
5.500% due 05/25/2035	1,077	961
5.500% due 06/25/2035	88	82
5.500% due 11/25/2035	141	127
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
5.204% due 02/25/2033 ~	322	307
5.675% due 12/25/2032 ~	76	72
5.750% due 03/25/2033	63	58
5.764% due 02/25/2033 ~	472	502
5.989% due 12/25/2032 ~	68	68
6.283% due 11/25/2030 ~	1	1
7.500% due 04/25/2033 ~	88	24
Wells Fargo Commercial Mortgage Trust
5.343% due 10/15/2042 •	4,500	4,513
5.393% due 07/15/2037 •	3,500	3,510
5.575% due 09/15/2040 ~	1,600	1,617
Wells Fargo Mortgage Loan Trust 3.898% due 09/27/2036 ~	397	392
Wells Fargo Mortgage-Backed Securities Trust 6.290% due 12/25/2036 ~	30	28
WSTN Trust 6.297% due 07/05/2037 ~	4,800	4,890

Total Non-Agency Mortgage-Backed Securities (Cost $1,712,780)		1,655,879

ASSET-BACKED SECURITIES 56.3%
AUTOMOBILE ABS OTHER 0.2%
Ally Bank Auto Credit-Linked Notes
5.117% due 09/15/2032	291	293
5.215% due 09/15/2032	291	293
CarMax Select Receivables Trust
4.664% due 05/15/2028 •	2,002	2,004
4.714% due 09/15/2027 •	1,010	1,010
Carvana Auto Receivables Trust
2.900% due 03/10/2028	415	407
4.550% due 01/10/2028	252	251
M&T Bank Auto Receivables Trust 4.484% due 05/15/2028 •	11,824	11,832
Westlake Automobile Receivables Trust 4.644% due 08/16/2027 •	312	312

		16,402

AUTOMOBILE SEQUENTIAL 15.0%
Ally Auto Receivables Trust 4.140% due 07/16/2029	3,479	3,486
Ally Bank Auto Credit-Linked Notes 4.970% due 09/15/2032	697	704
American Credit Acceptance Receivables Trust
4.730% due 01/12/2029	449	450
4.810% due 03/13/2028	53	53
American Heritage Auto Receivables Issuer Trust
4.400% due 11/15/2030	23,000	23,125
4.480% due 08/15/2028	1,600	1,604
American Heritage Auto Receivables Trust 4.830% due 03/15/2028	398	399
AmeriCredit Automobile Receivables Trust
4.220% due 03/19/2029	4,000	4,007
5.430% due 01/18/2029	5,887	5,933
ARI Fleet Lease Trust 4.380% due 01/17/2034	2,344	2,352
Arivo Acceptance Auto Loan Receivables Trust 4.920% due 05/15/2029	500	500

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Avis Budget Rental Car Funding AESOP LLC
5.490% due 06/20/2029	2,800	2,874
5.810% due 12/20/2029	1,000	1,041
Bayview Opportunity Master Fund VII Trust 5.660% due 03/15/2028	750	753
BMW Vehicle Lease Trust 4.180% due 10/25/2027	5,300	5,318
BofA Auto Trust
4.520% due 11/22/2027	10,603	10,622
5.350% due 11/15/2028	1,260	1,273
Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028	1,300	1,303
4.730% due 02/15/2028	1,022	1,024
4.840% due 09/15/2027	124	124
4.840% due 01/18/2028	12,148	12,169
5.340% due 04/17/2028	5,563	5,572
CarMax Auto Owner Trust
4.420% due 08/15/2028	22,253	22,312
4.670% due 12/15/2027	977	978
4.750% due 10/15/2027	1,284	1,287
4.920% due 10/16/2028	2,371	2,390
5.280% due 05/15/2028	2,576	2,594
6.000% due 07/17/2028	3,835	3,885
CarMax Select Receivables Trust
4.120% due 03/15/2030	24,500	24,575
4.166% due 10/15/2026	9,312	9,315
4.190% due 03/15/2029	5,600	5,608
4.760% due 05/15/2028	2,403	2,408
5.400% due 11/15/2028	6,200	6,258
5.780% due 09/15/2027	1,745	1,749
Carvana Auto Receivables Trust
4.040% due 11/11/2030	50,000	50,159
4.070% due 02/12/2029	9,200	9,203
4.171% due 10/12/2026	617	617
4.260% due 10/10/2029	3,814	3,823
4.310% due 09/10/2030	2,300	2,317
4.500% due 06/12/2028	1,056	1,058
4.530% due 01/10/2029	4,600	4,610
4.550% due 05/10/2030	8,200	8,252
4.560% due 08/10/2028	7,185	7,197
4.620% due 02/10/2028	519	520
4.640% due 01/10/2030	3,000	3,019
4.740% due 12/10/2030	1,800	1,831
4.740% due 04/10/2031	5,400	5,481
4.780% due 05/10/2028	331	332
4.840% due 12/10/2027	151	151
4.910% due 08/10/2029	1,100	1,109
5.050% due 04/10/2029	1,244	1,250
5.080% due 03/11/2030	2,000	2,033
5.210% due 06/10/2030	2,600	2,662
5.330% due 07/10/2029	2,963	2,986
5.620% due 01/10/2029	6,223	6,271
5.710% due 07/10/2028	1,257	1,261
5.710% due 07/10/2029	1,300	1,332
5.740% due 11/13/2029	9,457	9,738
5.820% due 08/10/2028	937	943
6.160% due 10/10/2028	277	280
Chase Auto Owner Trust
4.180% due 08/27/2029	2,300	2,308
4.400% due 11/26/2027	400	401
5.220% due 07/25/2029	25,000	25,300
5.530% due 09/27/2027	861	862
5.680% due 01/25/2029	2,058	2,080
Citizens Auto Receivables Trust
5.830% due 02/15/2028	11,557	11,636
5.840% due 01/18/2028	1,102	1,108
Consumer Portfolio Services Auto Trust 4.740% due 02/15/2029	2,949	2,957
CPS Auto Receivables Trust
4.710% due 03/15/2029	1,986	1,991
4.910% due 06/15/2028	583	584
5.880% due 02/15/2028	1,910	1,912
Drive Auto Receivables Trust
4.140% due 09/15/2032	6,900	6,919
4.290% due 10/16/2028	10,800	10,809
4.500% due 09/15/2028	3,000	3,004
4.870% due 08/15/2028	35,483	35,546
4.940% due 12/15/2027	343	343
Ent Auto Receivables Trust
6.240% due 01/16/2029	1,209	1,216
6.260% due 11/15/2029	1,000	1,023
Enterprise Fleet Financing LLC
4.500% due 04/20/2028	15,400	15,483
4.560% due 11/20/2028	2,700	2,729
4.650% due 10/20/2027	1,333	1,339
4.690% due 07/20/2027	1,828	1,834

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

4.820% due 02/20/2029	1,500	1,526
4.980% due 08/21/2028	12,600	12,783
5.310% due 04/20/2027	6,657	6,681
Exeter Automobile Receivables Trust
4.450% due 03/15/2028	853	853
4.530% due 03/15/2028	2,990	2,994
4.780% due 06/15/2027	571	572
4.830% due 01/18/2028	12,370	12,392
5.280% due 08/15/2030	418	419
Exeter Select Automobile Receivables Trust 4.540% due 06/15/2029	681	683
FCCU Auto Receivables Trust
4.870% due 01/16/2029	6,970	6,993
5.460% due 04/15/2030	500	512
5.540% due 04/16/2029	1,200	1,212
5.760% due 11/15/2027	154	154
FHF Issuer Trust
4.920% due 02/15/2031	3,008	3,002
4.940% due 11/15/2030	1,034	1,032
5.690% due 02/15/2030	1,087	1,094
5.890% due 06/15/2030	825	830
6.790% due 10/15/2029	697	702
First Investors Auto Owner Trust 6.440% due 10/16/2028	434	437
Flagship Credit Auto Trust 5.640% due 03/15/2028	784	786
Ford Credit Auto Owner Trust
4.070% due 07/15/2029	2,900	2,910
4.320% due 08/15/2027	4,292	4,296
4.610% due 08/15/2029	7,050	7,130
5.530% due 09/15/2028	5,507	5,564
GLS Auto Receivables Issuer Trust
4.520% due 07/17/2028	5,700	5,711
4.750% due 03/15/2028	10,567	10,588
4.750% due 07/17/2028	1,000	1,003
4.760% due 10/15/2027	492	493
GLS Auto Select Receivables Trust
4.430% due 12/17/2029	1,815	1,822
4.460% due 10/15/2030	683	688
5.580% due 06/17/2030	1,417	1,434
5.590% due 10/15/2029	4,762	4,814
6.370% due 06/15/2028	354	356
GM Financial Automobile Leasing Trust
4.190% due 10/20/2027	9,250	9,272
4.210% due 10/20/2027	5,000	5,009
4.550% due 07/20/2027	12,660	12,699
GM Financial Consumer Automobile Receivables Trust
4.400% due 08/16/2029	4,700	4,737
4.470% due 02/16/2028	675	676
4.530% due 10/18/2027	779	780
5.130% due 04/16/2029	20,000	20,216
GreenState Auto Receivables Trust 5.530% due 08/16/2027	126	126
Harley-Davidson Motorcycle Trust
4.310% due 07/16/2029	12,200	12,253
4.620% due 08/16/2027	3,625	3,627
Hertz Vehicle Financing III LLC 5.570% due 09/25/2029	10,000	10,310
Hertz Vehicle Financing III LP 1.680% due 12/27/2027	5,321	5,222
Honda Auto Receivables Owner Trust 4.330% due 05/15/2029	5,200	5,230
Hyundai Auto Lease Securitization Trust 5.800% due 12/15/2026	6,120	6,126
Hyundai Auto Receivables Trust
4.410% due 05/15/2029	6,900	6,957
4.840% due 03/15/2029	52,300	52,898
LAD Auto Receivables Trust
4.300% due 07/17/2028	36,200	36,250
4.520% due 03/15/2029	1,200	1,206
4.600% due 12/15/2027	1,430	1,431
4.640% due 11/15/2027	399	399
5.420% due 02/15/2028	70	70
5.460% due 07/16/2029	500	508
5.610% due 08/15/2028	777	781
Lendbuzz Securitization Trust
4.970% due 10/15/2029	1,141	1,141
5.100% due 10/15/2030	618	618
M&T Bank Auto Receivables Trust
4.630% due 05/15/2028	19,343	19,390
5.220% due 02/17/2032	3,571	3,611
Mercedes-Benz Auto Lease Trust
4.570% due 12/15/2026	651	651
4.570% due 04/17/2028	67,100	67,454
Nissan Auto Receivables Owner Trust
4.340% due 03/15/2029	2,800	2,816

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

4.500% due 02/15/2028	63,500	63,714
Octane Receivables Trust 4.940% due 05/20/2030	603	607
OneMain Direct Auto Receivables Trust 5.410% due 11/14/2029	7,800	7,861
Oscar U.S. Funding XVII LLC
4.470% due 03/12/2029	600	603
4.630% due 12/10/2027	1,163	1,164
PenFed Auto Receivables Owner Trust
4.030% due 07/15/2030	5,100	5,116
4.120% due 09/15/2028	500	501
4.700% due 06/15/2029	2,500	2,512
5.040% due 09/15/2027	328	328
Porsche Innovative Lease Owner Trust
4.350% due 10/20/2027	3,500	3,507
4.470% due 12/21/2026	316	316
4.600% due 12/20/2027	23,747	23,817
Research-Driven Pagaya Motor Asset Trust
4.811% due 07/27/2026	2,180	2,183
5.124% due 04/25/2034	2,500	2,510
7.130% due 01/26/2032	1,038	1,039
Research-Driven Pagaya Motor Trust 7.090% due 06/25/2032	233	234
Santander Drive Auto Receivables Trust
4.280% due 01/15/2029	7,900	7,920
4.620% due 11/15/2028	678	679
4.630% due 10/16/2028	11,490	11,526
4.710% due 06/15/2028	6,239	6,249
5.630% due 01/16/2029	4,353	4,371
SBNA Auto Lease Trust
4.680% due 04/20/2027	975	976
4.830% due 04/20/2028	3,000	3,020
5.560% due 11/22/2027	5,492	5,521
6.520% due 04/20/2028	1,000	1,006
SBNA Auto Receivables Trust
5.210% due 04/16/2029	1,100	1,110
5.320% due 12/15/2028	1,831	1,838
SCCU Auto Receivables Trust
4.570% due 01/15/2031	11,700	11,817
4.670% due 11/15/2028	2,038	2,044
4.680% due 09/15/2031	3,200	3,252
5.110% due 06/15/2029	2,800	2,820
5.160% due 05/15/2030	3,200	3,260
5.450% due 12/15/2027	591	592
5.700% due 10/16/2028	1,046	1,054
5.700% due 08/15/2029	700	717
SFS Auto Receivables Securitization Trust
4.520% due 11/20/2028	19,061	19,103
4.550% due 06/20/2030	2,900	2,920
4.650% due 05/22/2028	2,545	2,549
4.710% due 05/22/2028	512	512
5.470% due 10/20/2028	1,659	1,670
Stellantis Financial Underwritten Enhanced Lease Trust
4.060% due 06/20/2028	5,500	5,509
4.310% due 05/22/2028	48,900	49,071
Tesla Auto Lease Trust 4.790% due 01/20/2027	356	356
Tesla Electric Vehicle Trust
5.380% due 06/20/2028	23,089	23,268
5.380% due 02/20/2029	12,500	12,726
Toyota Auto Receivables Owner Trust
4.400% due 06/15/2029	5,000	5,037
5.330% due 01/16/2029	2,286	2,311
Toyota Lease Owner Trust 3.910% due 05/22/2028	47,000	47,091
Tricolor Auto Securitization Trust 6.360% due 12/15/2027	82	79
USB Auto Owner Trust 4.510% due 06/15/2028	6,477	6,492
Veros Auto Receivables Trust 6.280% due 11/15/2027	102	102
Westlake Automobile Receivables Trust
4.660% due 09/15/2028	8,200	8,227
4.710% due 04/17/2028	2,500	2,508
4.820% due 09/15/2027	2,164	2,167
5.560% due 02/15/2028	1,400	1,406
5.750% due 08/16/2027	690	691
World Omni Auto Receivables Trust
5.270% due 09/17/2029	2,105	2,125
5.610% due 02/15/2028	285	286
World Omni Select Auto Trust
4.140% due 05/15/2030	5,100	5,112
4.980% due 02/15/2030	20,000	20,105

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

5.370% due 02/15/2028	1,396	1,396

		1,231,397

CMBS OTHER 1.8%
ACREC LLC 5.044% due 08/18/2042 •	6,400	6,394
ACRES LLC 5.353% due 08/18/2040 •	10,200	10,221
AREIT Trust 5.847% due 08/17/2041 •	1,306	1,307
BDS LLC 5.013% due 10/17/2042 •	3,150	3,147
BDS Ltd. 5.199% due 12/16/2036 •	3,176	3,179
LMNT CRE LLC 5.550% due 07/21/2043 •	11,200	11,219
LRECS LLC 5.500% due 08/19/2043 •	27,300	27,352
MF1 LLC
5.054% due 02/18/2040 •	9,600	9,588
5.184% due 02/18/2043 •	17,800	17,844
5.468% due 03/19/2039 •	3,500	3,511
5.881% due 06/19/2037 •	13,651	13,658
MF1 Ltd.
4.929% due 10/16/2036 •	6,143	6,139
5.081% due 02/19/2037 •	17,158	17,162
PFP Ltd. 5.610% due 09/17/2039 •	2,391	2,398
Starwood LLC 5.181% due 11/19/2042 •	14,700	14,727
TRTX Issuer Ltd. 5.386% due 02/15/2039 •	3,850	3,843

		151,689

CREDIT CARD OTHER 0.7%
Golden Credit Card Trust
1.140% due 08/15/2028	26,900	26,446
1.970% due 01/15/2029	33,100	32,457

		58,903

HOME EQUITY OTHER 16.1%
Aames Mortgage Investment Trust 4.761% due 10/25/2035 •	1,900	1,822
ABFC Trust
4.126% due 11/25/2036 •	7,214	4,615
4.326% due 09/25/2036 •	3,338	3,294
4.526% due 04/25/2033 •	371	369
4.846% due 05/25/2037 •	12,189	9,262
4.866% due 03/25/2032 •	122	125
5.096% due 06/25/2037 •	7,175	5,149
ABFS Mortgage Loan Trust 6.785% due 07/15/2033 þ	455	363
Accredited Mortgage Loan Trust
4.106% due 09/25/2036 •	176	175
5.403% due 04/25/2035 •	761	791
ACE Securities Corp. Home Equity Loan Trust
4.206% due 10/25/2036 •	14,134	4,738
4.286% due 01/25/2037 •	22,333	4,793
4.286% due 05/25/2037 •	56,574	8,593
4.366% due 10/25/2036 •	2,016	676
4.746% due 09/25/2033 •	578	575
4.896% due 12/25/2033 •	416	425
4.896% due 07/25/2034 •	8	8
7.041% due 06/25/2034 •	658	569
AFC Home Equity Loan Trust 4.446% due 06/25/2028 •	45	45
American Home Mortgage Investment Trust 4.026% due 08/25/2035 •	3	3
Ameriquest Mortgage Securities Trust
4.006% due 10/25/2036 •	17,945	5,337
4.086% due 10/25/2036 •	2,977	885
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.026% due 06/25/2034 •	2,419	2,305
4.716% due 10/25/2035 •	6,988	6,936
4.761% due 01/25/2035 •	123	127
4.896% due 11/25/2034 •	5,366	5,327
4.956% due 03/25/2035 •	2,899	2,875
5.901% due 11/25/2034 •	3,844	3,565
Amortizing Residential Collateral Trust 4.846% due 10/25/2034 •	1,313	1,300
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.316% due 01/25/2036 •	3,315	3,304

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

4.581% due 10/25/2035 •	44	44
4.611% due 10/25/2035 •	37,500	35,490
4.971% due 05/25/2034 •	1,231	1,059
Asset-Backed Securities Corp. Home Equity Loan Trust
3.567% due 01/25/2036 •	8,926	8,804
4.385% due 06/15/2031 •	111	109
4.551% due 11/25/2035 •	11,700	11,910
5.215% due 04/15/2033 •	10	10
Bayview Financial Acquisition Trust 4.442% due 12/28/2036 •	7,064	6,378
Bear Stearns Asset-Backed Securities I Trust
2.461% due 09/25/2034 •	9	9
4.126% due 01/25/2037 •	456	449
4.166% due 08/25/2036 •	257	251
4.846% due 10/25/2037 •	5,397	4,911
4.896% due 11/25/2035 •	664	686
5.096% due 08/25/2037 •	684	681
5.211% due 01/25/2035 •	1,747	1,830
5.221% due 03/25/2035 •	8,392	8,745
5.571% due 08/25/2034 •	16	15
Bear Stearns Asset-Backed Securities Trust
4.496% due 01/25/2047 •	7,047	6,129
4.671% due 10/25/2036 •	14,578	14,151
4.746% due 12/25/2033 •	207	217
4.846% due 11/25/2042 •	35	35
4.941% due 01/25/2034 •	920	924
5.026% due 06/25/2043 •	201	200
5.346% due 11/25/2042 •	21	22
5.350% due 06/25/2043 ~	466	433
BNC Mortgage Loan Trust 4.056% due 07/25/2037 •	59,069	55,039
C-BASS Trust 3.403% due 04/25/2037 þ	846	836
Centex Home Equity Loan Trust
4.398% due 06/25/2034 •	193	190
4.866% due 03/25/2035 •	1,413	1,380
4.881% due 09/25/2034 •	7	7
Chase Funding Trust
4.426% due 11/25/2034 •	1	1
4.537% due 09/25/2032	1	1
4.746% due 05/25/2033 •	565	568
Citigroup Global Markets Mortgage Securities VII, Inc. 7.000% due 12/25/2027	341	58
Citigroup Mortgage Loan Trust, Inc.
4.006% due 01/25/2037 •	515	384
4.126% due 01/25/2037 •	8,592	8,182
4.166% due 09/25/2036 •	8,854	8,150
4.366% due 03/25/2036 •	3,333	3,089
7.221% due 12/25/2033 •	1,194	1,199
Countrywide Asset-Backed Certificates
4.266% due 08/25/2034 •	5,885	5,772
4.746% due 05/25/2032 •	86	84
4.746% due 06/25/2034 •	520	521
4.846% due 09/25/2032 •	91	94
4.941% due 02/25/2036 •	4,067	3,685
Countrywide Asset-Backed Certificates Trust
3.861% due 12/25/2034 •	324	307
3.966% due 01/25/2037 •	2,007	1,993
4.046% due 10/25/2047 •	12,382	11,775
4.049% due 12/25/2035 •	6,181	6,127
4.049% due 02/25/2036 •	6,250	5,819
4.126% due 06/25/2035 •	13,947	12,912
4.136% due 10/25/2047 •	47,529	41,889
4.286% due 06/25/2047 •	14,317	13,573
4.346% due 04/25/2046 •	4,698	4,605
4.406% due 04/25/2034 •	379	366
4.431% due 06/25/2036 •	14,011	14,012
4.536% due 04/25/2036 •	3,769	3,733
4.566% due 05/25/2036 •	44,642	42,873
4.586% due 12/25/2034 •	10	10
4.586% due 08/25/2047 •	429	425
4.626% due 11/25/2034 •	2,289	2,241
4.626% due 05/25/2036 •	32,300	28,548
4.816% due 08/25/2047 •	3,000	2,682
4.941% due 04/25/2036 •	5,500	5,397
4.986% due 08/25/2035 •	9,401	9,438
5.125% due 12/25/2034 ~	209	209
6.547% due 05/25/2036 þ	293	245
Credit Suisse First Boston Mortgage Securities Corp. 4.379% due 01/25/2032 •	11	11
Credit-Based Asset Servicing & Securitization LLC
2.886% due 05/25/2036 •	3,821	2,652
3.345% due 12/25/2035 •	1,377	1,335
6.780% due 05/25/2035 þ	161	149
Ellington Loan Acquisition Trust 5.346% due 05/25/2037 •	1,720	1,704

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

EMC Mortgage Loan Trust 5.346% due 08/25/2040 •	141	145
Encore Credit Receivables Trust
4.536% due 07/25/2035 •	223	220
4.776% due 11/25/2035 •	10,936	10,566
4.896% due 01/25/2036 •	12,708	10,842
EquiFirst Mortgage Loan Trust 8.946% due 10/25/2034 •	2,281	1,986
Equity One Mortgage Pass-Through Trust 2.789% due 07/25/2034 •	1	1
Finance of America HECM Buyout 4.000% due 10/01/2034 ~	235	235
First NLC Trust
3.986% due 08/25/2037 •	23,527	11,921
4.126% due 08/25/2037 •	1,285	651
Fremont Home Loan Trust
4.116% due 10/25/2036 •	25,007	23,161
4.126% due 01/25/2037 •	7,165	3,713
4.701% due 07/25/2034 •	2,935	2,788
4.821% due 06/25/2035 •	12,514	11,066
GSAA Home Equity Trust
4.486% due 10/25/2035 •	969	1,022
4.521% due 10/25/2035 •	3,600	3,566
4.551% due 10/25/2035 •	4,148	4,094
5.271% due 12/25/2034 •	3,412	3,235
6.114% due 06/25/2034 þ	4,009	3,967
GSAMP Trust
2.357% due 10/25/2036 •	5,043	23
3.986% due 12/25/2036 •	725	390
4.296% due 06/25/2036 •	13,061	11,486
4.491% due 11/25/2035 •	22	22
4.581% due 09/25/2035 •	4,470	4,443
Home Equity Asset Trust
4.446% due 11/25/2032 •	4	3
4.746% due 12/25/2035 •	3,924	3,916
4.761% due 03/25/2035 •	2,252	2,246
4.766% due 02/25/2033 •	1	1
5.046% due 07/25/2035 •	1,110	1,108
Home Equity Loan Trust 4.036% due 04/25/2037 •	2,128	2,038
Home Equity Mortgage Loan Asset-Backed Trust
3.419% due 06/25/2031 •	312	328
3.505% due 07/25/2034 •	181	176
4.166% due 07/25/2037 •	77	43
5.306% due 02/25/2030 þ	199	95
HSI Asset Loan Obligation Trust 3.966% due 12/25/2036 •	9	3
HSI Asset Securitization Corp. Trust
0.000% due 10/25/2036 (b)	4,053	963
4.046% due 07/25/2036 •	2,020	863
4.431% due 01/25/2036 •	30	30
IXIS Real Estate Capital Trust
4.046% due 01/25/2037 •	15,015	4,943
4.166% due 08/25/2036 •	20,991	5,774
4.306% due 01/25/2037 •	40,884	13,454
JP Morgan Mortgage Acquisition Corp.
4.476% due 05/25/2035 •	21,779	20,888
4.821% due 12/25/2035 •	5,000	4,776
5.646% due 07/25/2035 •	10,000	9,319
JP Morgan Mortgage Acquisition Trust
4.006% due 08/25/2036 •	445	198
4.066% due 08/25/2036 •	529	404
4.146% due 03/25/2037 •	3,851	3,753
4.216% due 03/25/2037 •	20,645	18,224
4.251% due 07/25/2036 •	1,297	1,287
4.971% due 01/25/2037 •	4,474	3,745
Long Beach Mortgage Loan Trust
4.146% due 05/25/2036 •	12,419	6,578
4.146% due 09/25/2036 •	1,100	716
4.166% due 11/25/2036 •	12,727	3,814
4.206% due 05/25/2046 •	38,940	11,627
4.406% due 10/25/2034 •	879	860
4.466% due 08/25/2033 •	530	526
4.551% due 08/25/2045 •	15,860	13,998
4.701% due 07/25/2034 •	3,825	3,855
4.896% due 10/25/2034 •	3	3
4.896% due 06/25/2035 •	12,007	11,891
5.271% due 03/25/2032 •	5	8
MASTR Asset-Backed Securities Trust
4.106% due 08/25/2036 •	12,857	6,418
4.546% due 09/25/2034 •	478	415
4.596% due 12/25/2034 •	241	249
4.671% due 10/25/2034 •	368	361
4.746% due 10/25/2035 •	1,950	1,841
4.946% due 08/25/2037 •	11,301	9,322
9.846% due 11/25/2032 •	3,377	3,266

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

9.846% due 08/25/2033 •	591	630
MASTR Specialized Loan Trust 5.121% due 05/25/2037 •	199	35
Meritage Mortgage Loan Trust 4.641% due 11/25/2035 •	4,494	4,396
Merrill Lynch First Franklin Mortgage Loan Trust
4.106% due 06/25/2037 •	1,168	1,189
6.846% due 10/25/2037 •	86	84
Merrill Lynch Mortgage Investors Trust
3.966% due 10/25/2037 •	5,784	846
4.006% due 09/25/2037 •	123	24
4.026% due 06/25/2037 •	6,307	1,659
4.186% due 07/25/2037 •	26,593	10,236
4.346% due 05/25/2037 •	15,159	1,686
Morgan Stanley ABS Capital I, Inc. Trust
3.906% due 05/25/2037 •	64	58
3.946% due 11/25/2036 •	6,971	3,354
3.976% due 01/25/2037 •	52,325	19,881
4.146% due 06/25/2036 •	422	375
4.186% due 03/25/2037 •	18,774	8,033
4.326% due 06/25/2036 •	5,283	4,728
4.341% due 03/25/2036 •	19,098	16,090
4.506% due 11/25/2035 •	5,557	5,447
4.526% due 08/25/2034 •	5,818	5,528
4.701% due 07/25/2034 •	5,895	6,074
4.731% due 11/25/2034 •	1,473	1,429
4.836% due 03/25/2035 •	2,190	2,149
4.881% due 03/25/2035 •	3,789	3,512
5.846% due 07/25/2037 •	363	298
Morgan Stanley Capital I, Inc. Trust
4.386% due 02/25/2036 •	2,494	2,476
4.386% due 03/25/2036 •	4,997	4,240
4.401% due 01/25/2036 •	7,117	6,052
Morgan Stanley Dean Witter Capital I, Inc. Trust
5.196% due 02/25/2033 •	19	21
6.321% due 01/25/2032 •	25	81
Morgan Stanley Mortgage Loan Trust
4.166% due 11/25/2036 •	540	36
4.366% due 10/25/2036 •	1,178	330
Nationstar Home Equity Loan Trust
4.266% due 03/25/2037 •	5,632	5,504
4.401% due 09/25/2036 •	5,483	5,269
New Century Home Equity Loan Trust
4.206% due 05/25/2036 •	45	45
4.521% due 02/25/2036 •	4,923	4,822
4.626% due 03/25/2035 •	1,980	1,981
5.650% due 08/25/2034 ~	31	40
5.796% due 07/25/2035 •	23,643	22,114
7.000% due 06/20/2031 ~	1,038	960
Newcastle Mortgage Securities Trust 4.566% due 03/25/2036 •	7,700	7,639
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.341% due 03/25/2036 •	5,868	5,560
NovaStar Mortgage Funding Trust
4.046% due 03/25/2037 •	543	171
4.146% due 09/25/2037 •	10,395	9,723
4.581% due 01/25/2036 •	22,380	21,711
4.586% due 02/25/2034 •	4,609	4,640
4.946% due 02/25/2034 •	2	2
Option One Mortgage Accept Corp. Asset Back Certificates 4.746% due 08/25/2033 •	22	24
Option One Mortgage Loan Trust
4.386% due 01/25/2036 •	21,391	20,397
4.626% due 02/25/2035 •	320	308
4.641% due 05/25/2034 •	7	7
5.346% due 02/25/2035 •	2,932	2,152
Option One Mortgage Loan Trust Asset-Backed Certificates 4.348% due 08/20/2030 •	1	1
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 4.896% due 10/25/2034 •	2,522	2,505
Popular ABS Mortgage Pass-Through Trust
3.263% due 01/25/2036 þ	131	127
3.288% due 11/25/2035 •	3,719	3,555
RCKT Mortgage Trust
4.795% due 09/25/2055 þ	7,431	7,422
4.894% due 11/25/2055 þ	13,904	13,928
4.966% due 11/25/2055 þ	4,659	4,670
5.344% due 09/25/2044 þ	1,479	1,487
6.025% due 02/25/2044 ~	534	539
6.141% due 04/25/2044 ~	3,732	3,774
Renaissance Home Equity Loan Trust
4.946% due 09/25/2037 •	658	263
5.046% due 08/25/2032 •	388	372
5.086% due 03/25/2033 •	7	6
5.434% due 08/25/2035 þ	3	3
5.784% due 11/25/2034 þ	3,487	3,123

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Residential Asset Mortgage Products Trust 4.386% due 02/25/2036 •	9,943	9,656
Residential Asset Securities Corporation Trust
4.116% due 08/25/2036 •	2,605	2,584
4.136% due 08/25/2036 •	18,508	17,012
4.426% due 06/25/2033 •	359	347
4.491% due 01/25/2036 •	7,948	7,930
4.996% due 06/25/2035 •	2,906	2,899
5.496% due 07/25/2035 •	551	553
5.721% due 07/25/2035 •	3,000	2,924
5.766% due 07/25/2035 •	1,645	1,685
5.796% due 11/25/2034 •	2,653	2,660
SACO I Trust
4.206% due 05/25/2036 •	47	88
4.366% due 06/25/2036 •	11	11
SACO I, Inc. 4.596% due 07/25/2035 •	42	43
SASCO Mortgage Loan Trust
4.369% due 12/25/2034 •	550	550
4.971% due 04/25/2035 •	241	253
Saxon Asset Securities Trust
1.215% due 11/25/2035 •	758	538
1.432% due 03/25/2035 •	1,530	1,371
1.595% due 08/25/2035 •	3,135	3,469
4.086% due 05/25/2047 •	8,274	6,166
4.156% due 09/25/2037 •	530	515
5.596% due 12/25/2037 •	5,751	5,558
6.434% due 12/25/2032 •	2,971	2,764
Securitized Asset-Backed Receivables LLC Trust
4.126% due 09/25/2036 •	11,092	6,318
4.146% due 12/25/2036 •	17,502	8,712
4.206% due 05/25/2037 •	18,035	14,160
4.626% due 02/25/2034 •	1,080	1,140
SG Mortgage Securities Trust 4.106% due 07/25/2036 •	44,677	18,331
Soundview Home Loan Trust
3.926% due 06/25/2037 •	3,151	2,127
4.016% due 07/25/2037 •	22,336	20,308
4.016% due 08/25/2037 •	19,901	17,519
4.096% due 08/25/2037 •	3,000	2,751
4.221% due 07/25/2036 •	11,147	9,843
4.461% due 02/25/2036 •	11,224	11,144
4.551% due 11/25/2035 •	182	182
4.746% due 10/25/2037 •	56,344	44,455
4.821% due 03/25/2036 •	2,200	2,137
4.846% due 09/25/2037 •	7,093	5,298
5.146% due 11/25/2033 •	0	1
Structured Asset Investment Loan Trust
4.611% due 08/25/2035 •	455	448
5.121% due 12/25/2034 •	813	800
6.771% due 04/25/2033 •	3,731	3,976
Structured Asset Securities Corp. Mortgage Loan Trust
4.001% due 09/25/2036 •	5,757	3,585
4.106% due 05/25/2047 •	21,126	19,124
4.166% due 01/25/2037 •	3,398	3,262
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.375% due 08/25/2031	2	1
Towd Point Mortgage Trust
5.091% due 10/25/2065 þ	5,009	5,031
5.278% due 08/25/2065 þ	5,648	5,675
5.348% due 07/25/2065 þ	2,061	2,075
6.125% due 02/25/2064 ~	545	550
6.290% due 05/25/2064 ~	3,634	3,679
Washington Mutual Asset-Backed Certificates Trust 3.851% due 10/25/2036 •	73	25
Wells Fargo Home Equity Asset-Backed Securities Trust 4.191% due 01/25/2037 •	3,749	3,775

		1,321,811

HOME EQUITY SEQUENTIAL 0.0%
EquiFirst Mortgage Loan Trust 4.250% due 09/25/2033 þ	77	74
JP Morgan Mortgage Acquisition Trust 4.126% due 03/25/2047 •	3,624	3,466
Wells Fargo Home Equity Asset-Backed Securities Trust 4.486% due 03/25/2037 •	230	216

		3,756

MANUFACTURING HOUSE ABS OTHER 0.0%
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ~	6	6

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

MANUFACTURING HOUSE SEQUENTIAL 0.1%
Cascade MH Asset Trust 5.695% due 11/25/2056 ~	900	928
Conseco Finance Securitizations Corp. 8.260% due 12/01/2030 ~	22,467	3,644

		4,572

WHOLE LOAN COLLATERAL 3.7%
Bear Stearns Asset-Backed Securities I Trust
4.096% due 07/25/2036 •	8,512	6,642
5.500% due 06/25/2034 þ	152	148
5.500% due 12/25/2035	46	29
13.838% due 02/25/2037 •	2,284	2,046
Bear Stearns Asset-Backed Securities Trust
4.346% due 05/25/2037 •	457	435
4.901% due 07/25/2036 ~	2	2
5.500% due 01/25/2034 þ	16	14
5.750% due 10/25/2033 þ	34	40
Citigroup Mortgage Loan Trust, Inc.
4.251% due 06/25/2037 •	24,348	23,534
4.266% due 08/25/2036 •	5,759	5,726
4.311% due 08/25/2036 •	11,380	10,581
6.050% due 08/25/2035 þ	170	160
6.129% due 08/25/2035 þ	942	878
First Franklin Mortgage Loan Trust
3.966% due 11/25/2036 •	29,953	27,903
4.066% due 12/25/2037 •	29,655	28,427
4.096% due 06/25/2036 •	33	33
4.156% due 11/25/2036 •	25,256	22,145
4.166% due 06/25/2036 •	8,197	8,114
4.521% due 11/25/2035 •	578	581
4.596% due 12/25/2035 •	13,349	13,162
5.721% due 03/25/2034 •	1,765	1,692
5.721% due 07/25/2034 •	1,556	1,571
Lehman XS Trust
4.135% due 03/25/2037 •	10,046	9,521
4.246% due 06/25/2046 •	4,661	4,449
4.266% due 04/25/2036 •	2,019	1,807
4.306% due 03/25/2036 •	6,281	6,392
4.446% due 06/25/2037 •	19,033	17,672
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 4.821% due 07/25/2035 •	3,412	3,438
PRET LLC
5.184% due 11/25/2055 þ	2,939	2,948
5.193% due 10/25/2055 þ	2,169	2,174
5.265% due 12/25/2055 «þ	1,900	1,902
5.342% due 12/25/2055 þ	2,868	2,878
5.657% due 08/25/2055 þ	3,640	3,652
5.732% due 08/25/2055 þ	962	965
5.744% due 06/25/2055 þ	924	929
5.851% due 12/25/2054 þ	3,220	3,224
5.925% due 10/25/2054 þ	4,720	4,726
5.926% due 10/25/2054 þ	2,044	2,047
6.244% due 05/25/2055 þ	5,441	5,475
RAAC Trust
5.946% due 05/25/2044 •	500	504
7.596% due 12/25/2035 •	1,019	1,051
Residential Asset Mortgage Products Trust
4.446% due 05/25/2036 •	17,610	15,111
4.626% due 09/25/2035 •	2,450	2,398
Securitized Asset-Backed Receivables LLC Trust
3.946% due 10/25/2036 •	4,177	1,385
4.346% due 03/25/2036 •	3,154	2,001
Specialty Underwriting & Residential Finance Trust
4.126% due 06/25/2037 •	22,189	20,929
4.146% due 06/25/2037 •	17,052	10,263
4.306% due 04/25/2037 •	7,893	5,857
4.746% due 06/25/2036 •	7,894	7,671
VCAT LLC
5.877% due 01/25/2055 þ	1,771	1,779
5.977% due 01/25/2055 þ	3,139	3,151

		300,162

OTHER ABS 18.7%
37 Capital CLO 1 Ltd. 5.185% due 10/15/2034 •	2,900	2,905
37 Capital CLO 4 Ltd. 4.995% due 04/15/2035 •	5,000	5,000
37 Capital CLO II Ltd. 5.195% due 07/15/2034 •	1,600	1,603
522 Funding CLO Ltd. 5.060% due 10/23/2034 •	2,600	2,602

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

ACHV ABS Trust
4.760% due 04/26/2032	230	231
5.010% due 12/26/2031	201	204
5.040% due 04/26/2032	324	326
5.900% due 04/25/2031	58	59
Affirm Asset Securitization Trust 5.220% due 12/17/2029	192	192
Affirm Master Trust
4.670% due 07/15/2033	7,400	7,454
4.990% due 02/15/2033	8,100	8,184
AGL CLO 14 Ltd. 5.000% due 12/02/2034 •	6,750	6,751
AMMC CLO 24 Ltd. 5.084% due 01/20/2035 •	2,400	2,401
AMMC CLO 27 Ltd. 4.964% due 01/20/2037 •	3,700	3,699
Anchorage Capital CLO 20 Ltd. 4.984% due 01/20/2035 •	1,000	1,000
Anchorage Capital CLO 21 Ltd. 4.934% due 10/20/2034 •	6,500	6,495
Anchorage Capital CLO 28 Ltd. 5.584% due 04/20/2037 •	11,800	11,868
Anchorage Credit Funding 1 Ltd. 3.900% due 07/28/2037	5,329	5,289
Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038	1,896	1,866
4.169% due 04/25/2038	1,000	965
Anchorage Credit Funding 11 Ltd. 3.400% due 04/25/2038	8,689	8,516
Anchorage Credit Funding 12 Ltd. 3.177% due 10/25/2038	2,000	1,962
Anchorage Credit Funding 13 Ltd. 2.875% due 07/27/2039	1,000	964
Anchorage Credit Funding 14 Ltd. 3.000% due 01/21/2040	1,000	961
Anchorage Credit Funding 18 Ltd.
5.327% due 10/22/2040	10,800	10,850
5.702% due 10/22/2040	2,100	2,110
Anchorage Credit Funding 19 Ltd. 5.036% due 10/25/2040	9,400	9,403
Anchorage Credit Funding 3 Ltd. 2.871% due 01/28/2039	1,725	1,672
Anchorage Credit Funding 7 Ltd. 4.620% due 04/25/2037	716	716
Anchorage Credit Funding 8 Ltd. 4.430% due 07/25/2037	1,687	1,683
Anchorage Credit Funding 9 Ltd. 3.793% due 10/25/2037	1,243	1,232
Apex Credit CLO Ltd. 5.684% due 04/20/2036 •	6,400	6,435
Apidos CLO XI 5.122% due 04/17/2034 •	7,400	7,409
Aqua Finance Issuer Trust 4.790% due 05/17/2051	3,132	3,156
ARES LX CLO Ltd. 5.064% due 07/18/2034 •	500	500
ARES LXII CLO Ltd. 4.928% due 01/25/2034 •	10,500	10,500
ARES LXV CLO Ltd. 4.978% due 07/25/2034 •	5,100	5,099
ARES XLIV CLO Ltd. 5.035% due 04/15/2034 •	10,600	10,603
ARES XXVII CLO Ltd. 5.009% due 10/28/2034 •	6,700	6,702
Atlantic Avenue Ltd.
5.144% due 01/20/2035 •	7,400	7,407
5.266% due 10/15/2038 •	11,900	11,939
Atlas Senior Loan Fund XV Ltd. 5.080% due 10/23/2032 •	5,246	5,250
Atlas Senior Loan Fund XVI Ltd. 5.019% due 01/20/2034 •	6,600	6,600
Atlas Senior Loan Fund XVIII Ltd. 4.994% due 01/18/2035 •	6,800	6,800
Bain Capital Credit CLO Ltd.
4.850% due 04/23/2035 •	9,750	9,746
4.900% due 10/21/2034 •	4,100	4,098
4.925% due 07/24/2034 •	4,000	3,994
4.960% due 10/21/2034 •	3,700	3,700
5.007% due 04/22/2035 •	9,200	9,202
5.010% due 10/23/2034 •	1,000	1,000
5.070% due 10/23/2034 •	2,600	2,602
5.084% due 10/20/2034 •	6,800	6,806
5.124% due 07/19/2034 •	4,300	4,302
5.334% due 10/20/2034 •	1,000	1,005
5.534% due 10/20/2034 •	1,000	1,002

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Benefit Street Partners CLO XXII Ltd. 5.034% due 04/20/2035 •	6,300	6,301
BHG Securitization Trust
1.420% due 11/17/2033	335	333
4.820% due 04/17/2036	1,129	1,141
4.840% due 09/17/2036	3,849	3,891
BlueMountain CLO Ltd.
5.048% due 10/25/2030 •	2,589	2,592
5.052% due 11/15/2030 •	298	298
BlueMountain CLO XXXIV Ltd. 5.034% due 04/20/2035 •	10,300	10,305
Canyon Capital CLO Ltd. 4.915% due 10/15/2034 •	2,800	2,798
Canyon CLO Ltd.
4.985% due 07/15/2034 •	1,000	999
5.005% due 10/15/2034 •	4,100	4,101
Capital Four U.S. CLO II Ltd. 5.784% due 01/20/2037 •	30,000	30,220
Capital Street Master Trust 5.074% due 08/16/2029 •	4,000	3,995
Carlyle Global Market Strategies CLO Ltd. 4.974% due 07/20/2034 •	8,300	8,305
Carlyle U.S. CLO Ltd.
4.938% due 01/25/2035 •	1,500	1,500
4.994% due 10/20/2034 •	500	500
CarVal CLO I Ltd. 5.124% due 07/16/2031 •	2,936	2,937
CarVal CLO III Ltd. 4.874% due 07/20/2032 •	5,758	5,761
CBAM Ltd. 5.246% due 07/20/2031 •	4,593	4,595
Cedar Funding V CLO Ltd. 5.243% due 07/17/2031 •	2,264	2,265
Cedar Funding VI CLO Ltd. 4.974% due 04/20/2034 •	6,600	6,602
CIFC Funding Ltd. 5.077% due 10/24/2030 •	451	452
College Avenue Student Loans LLC
1.600% due 07/25/2051	5,856	5,385
3.280% due 12/28/2048	6,043	5,817
4.130% due 12/26/2047	3,035	3,002
4.946% due 07/25/2051 •	3,493	3,489
5.046% due 12/26/2047 •	2,224	2,228
5.774% due 05/25/2055 •	963	981
CoreVest American Finance Ltd. 1.358% due 08/15/2053	739	732
CQS U.S. CLO Ltd. 5.084% due 01/20/2035 •	3,700	3,704
Crossroads Asset Trust 4.910% due 02/20/2032	589	593
Crown Point CLO 7 Ltd. 5.114% due 10/20/2031 •	424	425
DB Master Finance LLC 4.030% due 11/20/2047	738	734
Dell Equipment Finance Trust 4.690% due 08/22/2030	3,415	3,422
Dewolf Park CLO Ltd. 5.086% due 10/15/2030 •	184	184
Diameter Capital CLO 4 Ltd. 5.735% due 01/15/2037 •	50,000	50,325
Diameter Capital CLO 6 Ltd. 5.515% due 04/15/2037 •	11,700	11,760
Domino's Pizza Master Issuer LLC
2.662% due 04/25/2051	486	463
3.151% due 04/25/2051	486	447
3.668% due 10/25/2049	1,824	1,759
Dryden 43 Senior Loan Fund 4.954% due 04/20/2034 •	1,000	1,000
Dryden 54 Senior Loan Fund 5.034% due 10/19/2029 •	1,416	1,417
Dryden 86 CLO Ltd. 5.012% due 07/17/2034 •	600	600
Dryden 95 CLO Ltd. 4.929% due 08/20/2034 •	9,100	9,097
ECMC Group Student Loan Trust 5.139% due 11/25/2069 •	4,480	4,514
Elevation CLO Ltd.
4.988% due 07/25/2034 •	6,100	6,095
5.158% due 01/25/2035 •	6,600	6,609
5.458% due 01/25/2035 •	1,000	1,005
5.708% due 01/25/2035 •	1,000	1,002
Flatiron CLO 19 Ltd. 5.032% due 11/16/2034 •	2,067	2,068
Fortress Credit BSL VII Ltd. 4.950% due 07/23/2032 •	957	958

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Fortress Credit BSL X Ltd. 5.014% due 04/20/2033 •	3,300	3,304
Foundation Finance Trust 4.670% due 04/15/2052	1,085	1,092
Gallatin CLO VIII Ltd. 5.256% due 07/15/2031 •	6,293	6,297
GoldenTree Loan Management U.S. CLO 8 Ltd. 5.034% due 10/20/2034 •	1,000	1,000
Golub Capital Partners CLO 50B-R Ltd. 4.994% due 04/20/2035 •	8,200	8,200
GoodLeap Home Improvement Solutions Trust 5.320% due 06/20/2049	3,950	3,996
GreatAmerica Leasing Receivables Funding LLC 5.280% due 03/15/2027	7,379	7,410
GreenSky Home Improvement Issuer Trust
4.340% due 12/27/2060	2,200	2,204
4.520% due 12/27/2060	3,300	3,310
4.590% due 12/27/2060	1,450	1,456
4.890% due 06/25/2060	1,786	1,801
4.930% due 06/25/2060	1,352	1,357
5.020% due 06/25/2060	900	914
5.120% due 03/25/2060	1,468	1,475
5.150% due 10/27/2059	727	740
5.220% due 03/25/2060	1,094	1,112
5.320% due 03/25/2060	2,900	2,972
GreenSky Home Improvement Trust
5.550% due 06/25/2059	500	514
5.880% due 06/25/2059	321	322
Greywolf CLO III Ltd.
5.087% due 04/22/2033 •	5,576	5,580
5.707% due 04/22/2033 •	2,700	2,711
Greywolf CLO IV Ltd. 5.122% due 04/17/2034 •	2,700	2,703
Greywolf CLO VI Ltd. 5.150% due 04/26/2031 •	255	255
Guggenheim CLO Ltd. 5.055% due 01/15/2035 •	6,250	6,242
Home Partners of America Trust 2.200% due 01/17/2041	4,928	4,646
ICG U.S. CLO Ltd.
4.884% due 01/16/2033 •	1,698	1,700
5.034% due 10/20/2034 •	6,700	6,703
Invesco CLO Ltd. 5.034% due 07/20/2035 •	7,400	7,401
Jamestown CLO XVI Ltd. 4.978% due 07/25/2034 •	6,500	6,501
Jamestown CLO XVIII Ltd. 5.128% due 07/25/2035 •	6,700	6,710
KKR CLO 16 Ltd. 4.988% due 10/20/2034 •	14,000	14,005
KKR CLO 21 Ltd. 5.166% due 04/15/2031 •	221	221
KKR CLO 27 Ltd. 5.015% due 01/15/2035 •	2,700	2,700
KKR CLO 33 Ltd. 4.993% due 07/20/2034 •	2,800	2,801
KKR CLO 36 Ltd. 5.055% due 10/15/2034 •	10,300	10,303
KKR CLO 42 Ltd. 5.034% due 07/20/2034 •	8,700	8,707
LCM 30 Ltd. 5.226% due 04/20/2031 •	418	418
LCM 31 Ltd. 5.164% due 07/20/2034 •	40,900	40,966
LCM 34 Ltd. 5.064% due 10/20/2034 •	300	300
LCM 35 Ltd. 4.985% due 10/15/2034 •	4,400	4,399
LCM Loan Income Fund I Ltd. 5.176% due 04/20/2031 •	1,327	1,329
LendingPoint Pass-Through Trust 5.700% due 07/15/2029	105	105
Lendmark Funding Trust
4.470% due 02/21/2034	1,600	1,605
5.530% due 06/21/2032	800	811
M&T Equipment Notes 4.700% due 12/16/2027	7,700	7,740
Madison Park Funding XLIX Ltd. 4.934% due 10/19/2034 •	6,250	6,250
Madison Park Funding XLVI Ltd. 4.905% due 10/15/2034 •	9,200	9,194
Madison Park Funding XXXIX Ltd. 5.107% due 10/22/2034 •	1,000	1,001
Madison Park Funding XXXV Ltd. 5.136% due 04/20/2032 •	1,924	1,925

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Magnetite XXV Ltd. 5.320% due 01/25/2032 •	424	425
Marble Point CLO XXII Ltd. 5.078% due 07/25/2034 •	7,900	7,908
Marlette Funding Trust 7.130% due 12/15/2033	648	654
Massachusetts Educational Financing Authority 5.525% due 04/25/2038 •	74	75
Mountain View CLO IX Ltd. 5.286% due 07/15/2031 •	54	54
Mountain View CLO XIV Ltd. 6.813% due 10/15/2034 •	6,300	6,302
Navesink CLO 2 Ltd.
0.000% due 01/15/2036 •(c)	4,800	4,800
5.175% due 04/15/2036 •	2,000	2,000
Navient Education Loan Trust 5.020% due 07/15/2055	2,589	2,620
Navient Private Education Loan Trust
3.910% due 12/15/2045	147	147
5.315% due 07/16/2040 •	976	978
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	741	702
1.330% due 04/15/2069	988	926
1.690% due 05/15/2069	634	599
2.600% due 08/15/2068	1,026	993
4.865% due 04/15/2069 •	1,112	1,107
Navient Refinance Loan Trust 5.150% due 02/16/2055	1,483	1,505
Navient Student Loan Trust
4.845% due 12/15/2059 •	1,831	1,829
5.684% due 03/15/2072 •	4,245	4,286
7.230% due 03/15/2072	4,300	4,664
Nelnet Student Loan Trust
4.670% due 06/22/2065	31,345	31,264
4.789% due 09/25/2065 •	5,010	5,017
4.840% due 05/17/2055	17,030	17,103
4.889% due 06/27/2067 •	12,471	12,492
5.268% due 06/22/2065 •	22,936	23,129
5.334% due 05/17/2055 •	16,001	16,131
6.118% due 02/20/2041 •	2,881	2,945
6.640% due 02/20/2041	2,458	2,561
Neuberger Berman Loan Advisers CLO 43 Ltd. 4.932% due 07/17/2036 •	5,300	5,299
Neuberger Berman Loan Advisers CLO 45 Ltd. 4.972% due 10/14/2036 •	6,400	6,397
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd. 5.140% due 10/25/2036 •	7,600	7,609
Newark BSL CLO 2 Ltd. 5.090% due 07/25/2030 •	182	182
Northwoods Capital 25 Ltd. 5.004% due 07/20/2034 •	7,000	6,989
Northwoods Capital XII-B Ltd. 4.913% due 06/15/2031 •	1,809	1,811
Northwoods Capital XIV-B Ltd. 5.091% due 11/13/2031 •	538	538
Ocean Trails CLO X 5.205% due 10/15/2034 •	1,000	1,002
Ocean Trails CLO XI 4.914% due 07/20/2034 •	7,300	7,282
Octagon Investment Partners 36 Ltd. 5.136% due 04/15/2031 •	713	713
Octagon Investment Partners 39 Ltd. 5.034% due 10/20/2030 •	1,096	1,098
Octagon Investment Partners 40 Ltd. 4.924% due 01/20/2035 •	8,900	8,898
OFSI BSL X Ltd. 5.154% due 04/20/2034 •	5,200	5,207
OneMain Financial Issuance Trust
1.750% due 09/14/2035	1,375	1,354
5.484% due 09/15/2036 •	6,000	6,055
Oportun Funding Trust 4.960% due 08/16/2032	732	733
Oportun Issuance Trust 5.010% due 02/08/2033	1,600	1,600
OZLM XVIII Ltd. 5.186% due 04/15/2031 •	557	557
Pagaya AI Debt Grantor Trust
4.684% due 08/17/2026	4,353	4,357
4.865% due 10/15/2032	4,283	4,299
4.961% due 10/15/2032	302	303
5.065% due 03/15/2032	624	626
5.108% due 03/15/2033	600	604
5.156% due 07/15/2032	606	611
5.183% due 06/15/2032	908	913
5.331% due 01/15/2032	552	554
6.278% due 10/15/2031	343	345

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust 6.093% due 11/15/2031	343	345
Pagaya AI Debt Selection Trust 6.117% due 12/15/2031	4,798	4,831
Pagaya AI Debt Trust
5.373% due 01/17/2033	1,200	1,211
6.258% due 10/15/2031	885	888
6.319% due 08/15/2031	373	375
Pagaya Point of Sale Holdings Grantor Trust 5.715% due 01/20/2034	1,800	1,815
Parallel Ltd. 5.015% due 07/15/2034 •	5,700	5,690
Park Avenue Institutional Advisers CLO Ltd. 4.994% due 01/20/2034 •	4,400	4,403
Pikes Peak CLO 2 5.104% due 10/11/2034 •	6,000	6,007
Pikes Peak CLO 4 5.115% due 07/15/2034 •	6,100	6,105
Planet Fitness Master Issuer LLC 5.274% due 12/06/2055	1,100	1,107
Post CLO Ltd. 4.985% due 10/15/2034 •	16,000	16,001
PPM CLO 3 Ltd. 5.002% due 07/17/2034 •	4,300	4,300
PPM CLO 5 Ltd. 4.998% due 10/18/2034 •	7,500	7,500
RCKT Trust
4.480% due 11/27/2034	760	761
4.900% due 07/25/2034	306	307
Reach ABS Trust
4.930% due 08/18/2032	4,520	4,539
4.960% due 08/16/2032	1,003	1,006
5.880% due 07/15/2031	291	292
Regatta XVI Funding Ltd. 5.105% due 01/15/2033 •	6,141	6,146
Regional Management Issuance Trust
5.110% due 12/15/2033	1,800	1,815
5.830% due 07/15/2036	900	918
Riserva CLO Ltd. 4.934% due 01/18/2034 •	5,000	5,000
Rockford Tower CLO Ltd.
5.014% due 07/20/2034 •	2,800	2,801
5.084% due 07/20/2035 •	6,400	6,406
Romark CLO - IV Ltd. 5.067% due 07/10/2034 •	5,700	5,703
Romark CLO V Ltd. 5.095% due 01/15/2035 •	7,800	7,806
Romark Credit Funding II Ltd. 2.625% due 10/25/2039	1,000	950
Romark Credit Funding III Ltd. 5.539% due 09/15/2042	2,500	2,509
Romark Credit Funding Ltd. 5.423% due 07/29/2043	8,300	8,352
Romark WM-R Ltd. 5.176% due 04/20/2031 •	2,753	2,756
Sandstone Peak Ltd. 5.185% due 10/15/2034 •	6,300	6,311
Sculptor CLO XXVII Ltd. 4.944% due 07/20/2034 •	5,200	5,200
Shenton Aircraft Investment I Ltd. 4.750% due 10/15/2042	5,135	5,004
Silver Rock CLO II Ltd. 4.924% due 01/20/2035 •	5,000	5,000
SLC Student Loan Trust 5.294% due 06/15/2040 •	1,515	1,503
SLM Private Credit Student Loan Trust 4.315% due 06/15/2039 •	770	751
SLM Student Loan Trust
5.594% due 12/15/2033 •	9,481	9,389
6.275% due 01/27/2026 •	1,903	1,915
SMB Private Education Loan Trust
1.600% due 09/15/2054	9,557	9,067
3.940% due 02/16/2055	9,870	9,673
4.696% due 09/15/2054 •	4,048	4,037
5.020% due 03/17/2053	6,558	6,617
5.060% due 03/16/2054	3,026	3,067
5.074% due 06/17/2052 •	718	718
5.074% due 07/15/2053 •	16,492	16,383
5.090% due 10/16/2056	1,641	1,669
5.240% due 03/15/2056	5,603	5,707
5.380% due 01/15/2053	294	299
5.380% due 07/15/2053	34,840	35,598
5.434% due 02/16/2055 •	12,289	12,414
5.434% due 03/15/2056 •	4,944	4,997
5.500% due 06/17/2052	3,033	3,116
5.834% due 05/16/2050 •	603	612

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

SoFi Consumer Loan Program Trust
4.240% due 08/25/2035	4,781	4,787
4.470% due 08/15/2034	4,632	4,647
4.800% due 02/27/2034	928	932
4.820% due 06/25/2034	9,651	9,709
SoFi Professional Loan Program LLC
1.950% due 02/15/2046	678	639
2.370% due 11/16/2048	8,090	7,852
Sound Point CLO XIX Ltd. 5.166% due 04/15/2031 •	1,585	1,586
Sound Point CLO XVIII Ltd. 5.266% due 01/21/2031 •	236	237
Sound Point CLO XX Ltd. 5.220% due 07/26/2031 •	1,618	1,619
Sound Point CLO XXIII 5.336% due 07/15/2034 •	7,000	7,022
Sound Point CLO XXVII Ltd. 5.300% due 10/25/2034 •	3,500	3,512
Sound Point CLO XXVIII Ltd. 5.138% due 01/25/2032 •	3,249	3,252
Sounds Point CLO IV-R Ltd. 5.296% due 04/18/2031 •	3,221	3,222
Steele Creek CLO Ltd. 5.176% due 04/15/2031 •	871	872
Sunbit Asset Securitization Trust 5.360% due 07/15/2030	2,900	2,921
Symphony CLO 36 Ltd.
0.000% due 01/20/2036 •(c)	7,000	7,000
5.305% due 01/16/2031 •	16	16
Symphony CLO 37 Ltd. 5.684% due 01/20/2037 •	1,700	1,711
Symphony CLO XXII Ltd. 5.064% due 04/18/2033 •	2,011	2,013
Symphony CLO XXIV Ltd. 5.261% due 10/23/2035 •	4,700	4,699
Symphony CLO XXIX Ltd. 5.433% due 10/15/2035 •	7,300	7,300
Symphony CLO XXV Ltd. 4.874% due 04/19/2034 •	9,000	9,000
Symphony CLO XXXII Ltd. 5.419% due 10/23/2035	9,200	9,200
T-Mobile U.S. Trust 4.250% due 05/21/2029	2,700	2,714
TCI-Symphony CLO Ltd. 5.193% due 10/13/2032 •	17,578	17,588
TCW CLO AMR Ltd. 5.151% due 08/16/2034 •	7,200	7,205
Tesla Sustainable Energy Trust 5.290% due 06/20/2050	600	603
Thayer Park CLO Ltd. 4.868% due 04/20/2034 •	3,800	3,798
THL Credit Wind River CLO Ltd. 5.105% due 04/15/2035 •	12,300	12,311
TIAA CLO IV Ltd. 5.024% due 01/20/2032 •	9,001	9,006
Tralee CLO V Ltd. 4.964% due 10/20/2034 •	4,700	4,699
Tricon American Homes
1.499% due 07/17/2038	26,255	25,859
2.049% due 07/17/2038	5,280	5,204
2.249% due 07/17/2038	3,300	3,253
Trinitas CLO VI Ltd. 4.968% due 01/25/2034 •	7,200	7,203
Trinitas CLO VII Ltd. 4.918% due 01/25/2035 •	5,300	5,300
Trinitas CLO VIII Ltd. 5.246% due 07/20/2031 •	34	34
Trinitas CLO XIX Ltd. 4.994% due 10/20/2033 •	5,896	5,903
Trinitas CLO XVII Ltd. 5.034% due 10/20/2034 •	10,700	10,704
Trinitas CLO XX Ltd. 4.924% due 07/20/2035 •	4,100	4,091
Trysail CLO Ltd. 5.123% due 10/20/2033 •	1,000	1,001
Upstart Pass-Through Trust 7.900% due 10/20/2028	3,074	3,110
Upstart Securitization Trust 4.600% due 09/20/2035	2,200	2,206
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030	144	144
UPX HIL Issuer Trust 5.160% due 01/25/2047	868	875
Venture 33 CLO Ltd. 5.226% due 07/15/2031 •	388	388

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Venture 44 CLO Ltd. 5.024% due 10/20/2034 •	800	800
Venture XXIX CLO Ltd. 5.103% due 09/07/2030 •	319	319
Venture XXVII CLO Ltd. 5.196% due 07/20/2030 •	213	213
Verdelite Static CLO Ltd. 5.014% due 07/20/2032 •	64,098	64,115
Voya CLO Ltd.
4.944% due 04/20/2034 •	12,400	12,399
5.084% due 07/20/2032 •	1,798	1,800
5.223% due 10/17/2032 •	22,391	22,409
Voya Ltd. 5.166% due 10/15/2030 •	516	517
Wellfleet CLO Ltd. 5.055% due 07/15/2034 •	5,300	5,302
Wind River CLO Ltd.
4.965% due 10/15/2034 •	4,824	4,813
4.994% due 07/20/2034 •	7,900	7,902

		1,534,514

Total Asset-Backed Securities (Cost $4,708,250)		4,623,212

	SHARES
SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (g)	1,316,491	1,316

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.2%
AmeriCredit Automobile Receivables Trust 4.185% due 11/18/2026	$11,637	11,642
Arivo Acceptance Auto Loan Receivables Trust 4.712% due 07/15/2026	303	303
Pagaya AI Debt Trust 4.858% due 06/15/2026	896	896
PenFed Auto Receivables Owner Trust 4.178% due 09/15/2026	475	475
Upstart Securitization Trust 4.503% due 08/20/2026	2,755	2,757

		16,073

U.S. TREASURY BILLS 0.0%
3.862% due 03/03/2026 - 03/10/2026 (d)(e)(k)	777	772

Total Short-Term Instruments (Cost $18,154)		18,161

Total Investments in Securities (Cost $11,853,085)		11,717,575

	SHARES
INVESTMENTS IN AFFILIATES 16.2%
SHORT-TERM INSTRUMENTS 16.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.2%
PIMCO Short-Term Floating NAV Portfolio III	137,068,638	1,335,186

Total Short-Term Instruments (Cost $1,334,507)		1,335,186

Total Investments in Affiliates (Cost $1,334,507)		1,335,186

Total Investments 158.9% (Cost $13,187,592)		$13,052,761
Financial Derivative Instruments (h)(j) 0.1%(Cost or Premiums, net $50,338)		6,612
Other Assets and Liabilities, net (59.0)%		(4,843,461)

Net Assets 100.0%		$8,215,912

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.1)%
Uniform Mortgage-Backed Security, TBA	6.000%	01/01/2056	$90,575	$(92,733)	$(93,010)

Total Short Sales (1.1)%	$(92,733)	$(93,010)

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2026	3,106	$648,499	$(46)	$0	$(219)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	430	50,740	(632)	0	(161)

$(678)	$0	$(380)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	104	$(25,041)	$399	$0	$0
3-Month SOFR Active Contract March Futures	06/2026	99	(23,880)	331	2	0
U.S. Treasury 5-Year Note March Futures	03/2026	7,601	(830,825)	1,761	891	0
U.S. Treasury 10-Year Note March Futures	03/2026	11,594	(1,303,600)	6,194	2,355	0
U.S. Treasury Long-Term Bond March Futures	03/2026	748	(86,464)	653	164	0

$9,338	$3,412	$0

Total Futures Contracts	$8,660	$3,412	$(380)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	2.300%	Annual	01/17/2026	$15,800	$7	$317	$324	$2	$0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	10,100	(11)	167	156	2	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	69,500	(1,301)	115	(1,186)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	176,400	(2,985)	3,819	834	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	70,230	3	321	324	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	2,500	(40)	102	62	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	105,400	2,374	(314)	2,060	37	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	14,500	(21)	(368)	(389)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	5,300	(7)	(119)	(126)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	10,200	(18)	(243)	(261)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	5,000	(5)	(125)	(130)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	10,400	(20)	(215)	(235)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	6,800	(12)	(287)	(299)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	11,500	(24)	(391)	(415)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027	10,700	(34)	(405)	(439)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027	8,000	(28)	(275)	(303)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	8,100	(28)	(273)	(301)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	12,600	501	144	645	6	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	17,800	(71)	(403)	(474)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	13,600	517	(93)	424	7	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	12,300	(50)	(245)	(295)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	12,100	(61)	(170)	(231)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	11,700	(59)	(84)	(143)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	5,900	(30)	(17)	(47)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	36,450	(265)	(99)	(364)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	4,800	0	(18)	(18)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	9,500	0	(40)	(40)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	3,400	0	(29)	(29)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	62,849	(2,404)	(2,267)	(4,671)	0	(56)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	1,100	(4)	(4)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	26,150	(3)	184	181	20	0
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	8,100	(10)	(462)	(472)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	35,446	583	(2,732)	(2,149)	0	(39)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	207,390	(314)	2,718	2,404	0	(192)
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	7,800	(2)	501	499	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	3,000	(5)	(184)	(189)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	5,100	(10)	(290)	(300)	0	(6)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	68,400	(163)	(4,991)	(5,154)	0	(74)
Pay	1-Day USD-SOFR Compounded-OIS	3.567	Annual	11/30/2029	497,600	0	3,064	3,064	0	(642)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	14,800	(22)	953	931	22	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	11,800	250	711	961	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	117,740	215	(1,770)	(1,555)	153	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	38,000	(327)	3,131	2,804	57	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	28,600	(363)	2,156	1,793	43	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	14,100	(13)	888	875	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	78,600	3,058	(980)	2,078	112	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	320,180	9,752	23,037	32,789	511	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	1,085,170	(17,257)	3,503	(13,754)	0	(1,625)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	182,090	2,143	2,268	4,411	274	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030	104,640	(1,544)	242	(1,302)	163	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	16,900	0	(61)	(61)	27	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	39,300	0	(143)	(143)	63	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	33,800	0	(129)	(129)	54	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	33,500	0	(162)	(162)	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	60,500	0	(318)	(318)	96	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	42,300	0	(249)	(249)	67	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	76,200	0	(468)	(468)	121	0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	76,100	0	(473)	(473)	121	0
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	33,700	0	(216)	(216)	54	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	33,600	0	(241)	(241)	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	22,300	0	(202)	(202)	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	17,800	0	(172)	(172)	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	28,300	0	(287)	(287)	45	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	47,100	0	(481)	(481)	75	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	35,700	0	(368)	(368)	57	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	22,300	0	(261)	(261)	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	22,300	0	(262)	(262)	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	22,300	0	(267)	(267)	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	14,800	0	(180)	(180)	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	22,300	0	(275)	(275)	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	22,300	0	(279)	(279)	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	22,300	0	(290)	(290)	35	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	9,102	29	1,116	1,145	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	15,430	(269)	63	(206)	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	204,570	1,606	(1,977)	(371)	332	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	17,670	(812)	171	(641)	30	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	44,422	(3,235)	(3,485)	(6,720)	0	(79)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	467,700	6,337	(11,027)	(4,690)	804	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	10,100	(44)	1,266	1,222	18	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	6,100	(14)	(757)	(771)	0	(11)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	6,100	(10)	(748)	(758)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	4,000	(9)	(487)	(496)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	4,000	(8)	(486)	(494)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	33,720	47	(453)	(406)	59	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	4,000	(10)	(447)	(457)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	5,000	(14)	(580)	(594)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	3,800	(11)	(413)	(424)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	6,400	(24)	(794)	(818)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	1,900	10	177	187	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	3,100	12	291	303	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	5,700	(20)	(665)	(685)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	6,100	(23)	(723)	(746)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	2,100	(10)	(241)	(251)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	88,270	3,344	(1,154)	2,190	158	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	23,300	(115)	(2,579)	(2,694)	0	(42)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	11,800	(61)	(1,263)	(1,324)	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2032	329,800	0	2,224	2,224	0	(591)
Pay	1-Day USD-SOFR Compounded-OIS	3.674	Annual	05/31/2032	333,400	0	1,769	1,769	0	(599)
Pay	1-Day USD-SOFR Compounded-OIS	3.678	Annual	05/31/2032	270,200	0	1,499	1,499	0	(486)
Pay	1-Day USD-SOFR Compounded-OIS	3.680	Annual	05/31/2032	333,700	0	1,873	1,873	0	(600)
Pay	1-Day USD-SOFR Compounded-OIS	3.705	Annual	05/31/2032	298,700	0	2,142	2,142	0	(537)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	71,100	(5,283)	(5,388)	(10,671)	0	(131)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	51,180	(2,503)	(3,553)	(6,056)	0	(93)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	11,890	153	126	279	22	0
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	1,100	(15)	(50)	(65)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	1,100	(15)	(49)	(64)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	8,900	(74)	(235)	(309)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	97,750	(1,707)	801	(906)	179	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	67,330	(1,146)	504	(642)	125	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	2,500	(10)	(37)	(47)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	2,600	(11)	(42)	(53)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	780	(3)	(12)	(15)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	2,600	(9)	(64)	(73)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	5,000	(18)	(69)	(87)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	1,530	(9)	(65)	(74)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	14,105	141	535	676	27	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	22,500	(969)	712	(257)	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	30,600	849	(483)	366	66	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	50,910	(1,373)	1,427	54	0	(110)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	14,440	(97)	73	(24)	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	943,940	47,260	(3,582)	43,678	2,139	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	8,600	(145)	175	30	20	0
Pay	1-Day USD-SOFR Compounded-OIS	1.524	Semi-Annual	01/19/2051	23,500	(169)	(10,706)	(10,875)	0	(57)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	65,800	12,519		20,923	33,442	156	0
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051	22,900	(173)		9,237	9,064	59	0
Receive	1-Day USD-SOFR Compounded-OIS	1.968	Semi-Annual	06/23/2051	69,000	(526)		27,825	27,299	177	0
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	1,000	(8)		(416)	(424)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	1,000	(9)		(407)	(416)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	174,500	20,937		50,022	70,959	450	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	1,300	(12)		(236)	(248)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	44,800	4,229		6,659	10,888	131	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	109,800	5,438		11,455	16,893	341	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055	166,700	(22,712)		(4,228)	(26,940)	0	(515)

Total Swap Agreements						$53,118	$109,828		$162,946	$8,066	$(6,801)

(i)

Securities with an aggregate market value of $67,907 and cash of $6,446 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(j)									FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(1)
										Swap Agreements, at Value(3)
Counterparty	Reference Obligation			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Long Beach Mortgage Loan Trust 6.584% due 07/25/2033			6.250%	Monthly	07/25/2033	$48	$0	$0	$0	$0
GST	Structured Asset Investment Loan Trust 5.034% due 11/25/2034			1.950	Monthly	11/25/2034	0	0	0	0	0

								$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Swap Agreements, at Value(3)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «			0.110%	Monthly	05/25/2046	$7,506	$(2,179)	$1,590	$0	$(589)
DUB	ABX.HE.AA.6-2 Index «			0.170	Monthly	05/25/2046	103	(42)	26	0	(16)
	CMBX.NA.AAA.6 Index			0.500	Monthly	05/11/2063	36	(1)	1	0	0
GST	CMBX.NA.AAA.11 Index			0.500	Monthly	11/18/2054	29,989	232	(56)	176	0
	CMBX.NA.AAA.13 Index			0.500	Monthly	12/16/2072	160,600	(84)	929	845	0
	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	22	(1)	1	0	0
	CMBX.NA.AAA.9 Index			0.500	Monthly	09/17/2058	2,374	(113)	113	0	0
JPS	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059	3,900	(73)	85	12	0
	CMBX.NA.AAA.6 Index			0.500	Monthly	05/11/2063	33	(1)	1	0	0
	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	965	(44)	44	0	0
MYC	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	13,500	(38)	122	84	0
	CMBX.NA.AAA.13 Index			0.500	Monthly	12/16/2072	11,900	(5)	68	63	0
	CMBX.NA.AAA.6 Index			0.500	Monthly	05/11/2063	7	0	0	0	0
SAL	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059	61,500	(588)	773	185	0
	CMBX.NA.AAA.11 Index			0.500	Monthly	11/18/2054	55,079	197	126	323	0
	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	135,000	(340)	1,178	838	0
	CMBX.NA.AAA.13 Index			0.500	Monthly	12/16/2072	75,000	300	95	395	0
UAG	ABX.HE.AA.7-1 Index «			0.150	Monthly	08/25/2037	15	0	(1)	0	(1)

								$(2,780)	$5,095	$2,921	$(606)

Total Swap Agreements								$(2,780)	$5,095	$2,921	$(606)

(k)

Securities with an aggregate market value of $789 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$16,149	$0	$16,149
Industrials	0	1,321	0	1,321
U.S. Government Agencies	0	5,315,836	0	5,315,836
U.S. Treasury Obligations	0	87,017	0	87,017
Non-Agency Mortgage-Backed Securities	0	1,646,123	9,756	1,655,879
Asset-Backed Securities
Automobile ABS Other	0	16,402	0	16,402
Automobile Sequential	0	1,231,397	0	1,231,397
CMBS Other	0	151,689	0	151,689
Credit Card Other	0	58,903	0	58,903
Home Equity Other	0	1,321,811	0	1,321,811
Home Equity Sequential	0	3,756	0	3,756
Manufacturing House ABS Other	0	6	0	6
Manufacturing House Sequential	0	4,572	0	4,572
Whole Loan Collateral	0	298,260	1,902	300,162
Other ABS	0	1,534,514	0	1,534,514
Short-Term Instruments
Mutual Funds	0	1,316	0	1,316
Short-Term Notes	0	16,073	0	16,073
U.S. Treasury Bills	0	772	0	772

	$0	$11,705,917	$11,658	$11,717,575
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,335,186	$0	$0	$1,335,186

Total Investments	$1,335,186	$11,705,917	$11,658	$13,052,761

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(93,010)	$0	$(93,010)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	11,478	0	11,478
Over the counter	0	2,921	0	2,921

	$0	$14,399	$0	$14,399
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(7,181)	0	(7,181)
Over the counter	0	(16)	(590)	(606)

	$0	$(7,197)	$(590)	$(7,787)

Total Financial Derivative Instruments	$0	$7,202	$(590)	$6,612

Totals	$1,335,186	$11,620,109	$11,068	$12,966,363

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 185.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Bank of Industry Ltd. 3.754% - 9.719% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	3,100	$3,633
Panama Government International Bonds 4.546% - 9.606% (EUR006M + 2.450%) due 04/01/2027 «~		2,000	2,374

Total Loan Participations and Assignments (Cost $5,420)			6,007

CORPORATE BONDS & NOTES 4.6%
BANKING & FINANCE 3.2%
American Express Co. 5.442% due 01/30/2036 •		$3,900	4,053
ARES Strategic Income Fund 5.450% due 09/09/2028		5,700	5,752
Athene Global Funding 5.033% due 07/17/2030		8,800	8,871
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		1,210	1,174
Bank of Nova Scotia 5.450% due 08/01/2029		3,700	3,857
Barclays PLC
6.224% due 05/09/2034 •		500	538
7.437% due 11/02/2033 •		2,800	3,203
Blue Ridge Re Ltd. 7.080% (FHMMUSTF + 3.500%) due 01/08/2029 ~		250	250
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045	PEN	1,600	505
Credit Suisse AG AT1 Claim		$14,166	4,179
Deutsche Bank AG 3.547% due 09/18/2031 •		4,633	4,423
F&G Global Funding 5.875% due 01/16/2030		500	519
Ford Motor Credit Co. LLC
5.303% due 09/06/2029		1,800	1,815
5.800% due 03/08/2029		700	715
5.918% due 03/20/2028		1,900	1,945
7.350% due 11/04/2027		700	731
GA Global Funding Trust
5.500% due 04/01/2032		400	410
5.900% due 01/13/2035		900	923
GSPA Monetization Trust 6.422% due 10/09/2029		127	129
Healthcare Realty Holdings LP 2.400% due 03/15/2030		241	219
Host Hotels & Resorts LP 5.500% due 04/15/2035		2,000	2,025
HPS Corporate Lending Fund 5.950% due 04/14/2032		1,500	1,522
HSBC Holdings PLC
2.357% due 08/18/2031 •		431	392
2.848% due 06/04/2031 •		300	281
Kona Spc Ltd. 5.718% due 09/15/2026 «•	EUR	1,000	1,179
Luca RE Ltd. 10.910% (JMMMUSTF + 7.250%) due 07/22/2031 ~		$300	310
Nomura Holdings, Inc. 2.679% due 07/16/2030		409	379
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)		3,900	3,012
UBS Group AG
3.091% due 05/14/2032 •		1,700	1,579
4.194% due 04/01/2031 •		250	248
VICI Properties LP 4.750% due 02/15/2028		1,650	1,667
Vitality Re XVI Ltd. 7.370% (MSMMUSTF + 3.750%) due 01/08/2030 ~		250	251

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Wells Fargo & Co. 3.900% due 07/22/2032 •	EUR	2,100	2,529

			59,585

INDUSTRIALS 1.0%
Bayer U.S. Finance LLC
6.375% due 11/21/2030		$400	428
6.500% due 11/21/2033		200	217
Beignet Investor LLC 6.581% due 05/30/2049		8,980	9,495
Conagra Brands, Inc. 5.750% due 08/01/2035		1,100	1,124
CVS Pass-Through Trust 6.943% due 01/10/2030		20	21
DAE Funding LLC 3.375% due 03/20/2028		1,800	1,755
Hyatt Hotels Corp. 5.750% due 03/30/2032		200	210
Mars, Inc. 5.200% due 03/01/2035		600	617
NTT Finance Corp. 4.876% due 07/16/2030		400	407
Petroleos del Peru SA 5.625% due 06/19/2047		3,300	2,101
Petroleos Mexicanos 6.350% due 02/12/2048		1,500	1,178
Viper Energy Partners LLC 5.700% due 08/01/2035		500	511

			18,064

UTILITIES 0.4%
Pacific Gas & Electric Co.
2.500% due 02/01/2031		582	525
3.000% due 06/15/2028		2,300	2,231
6.150% due 03/01/2055		600	596
Southern California Edison Co.
4.650% due 10/01/2043		1,500	1,279
5.150% due 06/01/2029		3,600	3,680

			8,311

Total Corporate Bonds & Notes (Cost $80,525)			85,960

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035		35	39
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046		1,065	967

			1,006

ILLINOIS 0.0%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010 6.642% due 11/01/2029		110	114
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		50	53
6.725% due 04/01/2035		100	106
7.350% due 07/01/2035		71	78

			351

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041		20	22

OHIO 0.0%
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111		67	55

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039		5	6

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040		605	650

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Total Municipal Bonds & Notes (Cost $2,341)		2,090

U.S. GOVERNMENT AGENCIES 99.2%
Federal Home Loan Mortgage Corp.
3.000% due 11/01/2032	2,164	2,117
3.500% due 05/01/2049	175	164
3.650% due 11/01/2043 (i)	10,335	8,669
4.000% due 07/01/2047 - 03/01/2049	489	473
5.000% due 01/01/2028 - 01/01/2055	1,597	1,609
5.500% due 01/01/2035 - 09/01/2055	17,105	17,525
5.500% due 09/01/2055 (i)	16,762	17,247
6.000% due 08/01/2027 - 10/01/2055	9,159	9,440
6.500% due 01/01/2029 - 03/01/2055	9,659	10,255
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.903% due 07/25/2054 ~	6,357	6,188
Federal Home Loan Mortgage Corp. REMICS
2.133% due 09/15/2041 •	134	131
2.372% due 07/15/2036 •(a)	56	6
2.472% due 09/15/2036 •(a)	32	3
2.602% due 04/15/2036 •(a)	5	0
2.663% due 02/15/2040 •	24	22
3.500% due 07/15/2042	568	536
4.398% due 05/15/2037 •	1	1
4.478% due 03/15/2037 •	11	11
4.498% due 11/15/2043 •	15	15
4.648% due 07/15/2041 •	20	20
4.798% due 08/15/2037 •	53	53
4.808% due 10/15/2037 •	8	8
4.814% due 11/25/2054 •	7,300	7,331
4.818% due 05/15/2037 - 09/15/2037 •	56	56
4.824% due 09/25/2055 •	46,293	46,637
4.974% due 07/25/2055 - 09/25/2055 •	26,584	26,748
5.000% due 04/15/2041	389	399
5.024% due 09/25/2055 •	6,363	6,391
5.074% due 02/25/2055 - 08/25/2055 •	11,409	11,463
5.500% due 03/15/2034	35	37
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.429% due 07/25/2044 •	2	2
Federal National Mortgage Association
3.000% due 12/01/2026 - 12/01/2032	3,095	3,012
3.500% due 02/01/2043 - 09/01/2048	1,844	1,737
4.000% due 06/01/2026 - 10/01/2030	1	1
4.070% due 10/01/2032	5,184	5,097
4.202% due 10/01/2029 ~(i)	11,100	11,188
4.300% due 12/01/2029 - 12/01/2032	63,917	63,837
4.410% due 10/01/2032	3,347	3,357
4.500% due 04/01/2028 - 12/01/2054	2,832	2,811
4.500% due 11/01/2054 - 12/01/2054 (i)	13,025	12,890
4.640% due 10/01/2032 (i)	6,007	6,080
4.705% due 09/01/2031 ~(i)	20,400	20,836
4.720% due 10/01/2028 - 08/01/2030	7,266	7,427
4.770% due 10/01/2028	3,100	3,168
4.860% due 08/01/2030	3,500	3,597
4.930% due 06/01/2029 (i)	5,000	5,147
5.000% due 01/01/2026 - 12/01/2054	2,006	2,022
5.030% due 10/01/2035	3,760	3,869
5.060% due 10/01/2033	7,009	7,240
5.210% due 04/01/2035	2,136	2,225
5.300% due 11/01/2030 (i)	10,000	10,471
5.500% due 03/01/2026 - 06/01/2054	2,058	2,089
5.500% due 07/01/2054 - 11/01/2054 (i)	13,990	14,370
5.820% due 08/01/2035 •	2	2
6.000% due 10/01/2026 - 06/01/2054	5,019	5,188
6.159% due 09/01/2031 - 10/01/2035 •	1	1
6.199% due 03/01/2034 •	4	4
6.343% due 12/01/2034 •	15	15
6.500% due 09/01/2036 - 11/01/2054	7,221	7,628
Federal National Mortgage Association REMICS
0.000% due 08/25/2039 (b)(d)	66	58
0.000% due 11/25/2040 •	1	1
1.861% due 03/25/2041 •(a)	96	10
2.061% due 03/25/2037 •(a)	28	3
2.111% due 04/25/2037 •(a)	102	9
2.161% due 11/25/2039 •(a)	16	2
2.391% due 03/25/2037 •(a)	35	4
2.411% due 05/25/2037 •(a)	92	8
2.711% due 03/25/2036 •(a)	25	2
2.801% due 04/25/2037 •(a)	171	23
3.211% due 02/25/2037 •(a)	16	2
3.661% due 07/25/2033 •(a)	9	1
4.177% due 03/25/2036 •	1	1
4.319% due 04/25/2037 •	1	1
4.339% due 07/25/2037 •	4	4
4.369% due 07/25/2037 •	6	6
4.389% due 09/25/2035 •	11	11

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

4.399% due 09/25/2035 •	9	9
4.500% due 09/25/2040	452	448
4.509% due 10/25/2040 •	4	4
4.709% due 06/25/2037 •	44	45
4.774% due 09/25/2055 •	8,044	8,075
4.824% due 11/25/2054 •	5,615	5,623
4.974% due 07/25/2055 •	912	916
5.024% due 09/25/2055 •	7,240	7,272
5.074% due 08/25/2055 •	21,951	22,053
10.605% due 12/25/2036 •	1	1
Federal National Mortgage Association Trust 4.536% due 09/25/2042 •	2	2
Federal National Mortgage Association-ACES 2.242% due 01/25/2031 ~(a)	779	40
Government National Mortgage Association
3.500% due 02/15/2045 - 03/15/2045	45	42
4.000% due 09/20/2055	397	375
4.500% due 06/20/2055	686	668
4.750% due 11/20/2044 •	95	97
5.000% due 08/15/2033 - 03/15/2042	552	568
6.000% due 07/15/2037 - 08/15/2037	2	2
Government National Mortgage Association REMICS
4.337% due 08/20/2047 •	134	131
4.977% due 04/20/2068 •	352	356
5.068% due 07/20/2055 •	14,974	15,064
5.268% due 07/20/2055 •	4,612	4,655
Government National Mortgage Association, TBA
3.500% due 02/01/2056	64,500	58,700
4.000% due 01/01/2056 - 02/01/2056	77,441	73,147
4.500% due 02/01/2056	48,470	47,184
5.000% due 01/01/2056 - 02/01/2056	60,750	60,558
5.500% due 01/01/2056	33,150	33,477
6.000% due 02/01/2056	32,710	33,314
U.S. Small Business Administration
4.430% due 05/01/2029	2	2
5.490% due 03/01/2028	2	2
6.020% due 08/01/2028	14	14
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056	2,650	2,342
4.000% due 02/01/2056	67,950	64,419
4.500% due 01/01/2056	33,330	32,543
5.000% due 02/01/2056	128,930	128,462
5.500% due 02/01/2056	56,050	56,786
6.000% due 01/01/2056 - 03/01/2056	374,050	383,927
6.500% due 02/01/2056 - 03/01/2056	431,270	448,400

Total U.S. Government Agencies (Cost $1,861,149)		1,868,735

U.S. TREASURY OBLIGATIONS 3.8%
U.S. Treasury Bonds
1.375% due 11/15/2040 (k)	4,100	2,663
2.250% due 08/15/2049 (m)	146	91
3.000% due 08/15/2048 (m)	473	351
3.000% due 02/15/2049 (k)(m)	17,298	12,747
3.125% due 05/15/2048 (m)	124	94
4.125% due 08/15/2053	100	89
4.625% due 02/15/2040 (k)	3,734	3,777
4.625% due 05/15/2044 (k)(m)	27,300	26,813
4.875% due 08/15/2045	672	678
U.S. Treasury Notes
2.375% due 05/15/2029 (k)(m)	2,075	1,995
3.875% due 07/31/2030 (k)(m)	21,600	21,763
4.250% due 08/15/2035 (m)	980	987

Total U.S. Treasury Obligations (Cost $85,756)		72,048

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.4%
Adjustable Rate Mortgage Trust 5.018% due 01/25/2036 ~	386	301
American Home Mortgage Assets Trust
4.036% due 05/25/2046 •	7	6
4.036% due 10/25/2046 •	30	15
4.949% due 11/25/2046 •	10,503	2,551
6.750% due 11/25/2046 þ	148	135
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ	23	14
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	17	16
Banc of America Funding Trust
4.154% due 06/20/2037 ~	8	7
4.228% due 10/20/2036 •	4	4
4.268% due 04/20/2047 •	2	2
4.308% due 02/20/2047 •	272	259
4.654% due 09/20/2046 ~	290	263
4.976% due 02/20/2035 ~	6	6
6.000% due 08/25/2036	5	5

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Banc of America Mortgage Trust
5.316% due 06/25/2035 ~	3	2
5.641% due 06/25/2034 ~	3	3
5.732% due 02/25/2034 ~	4	4
5.870% due 01/25/2035 ~	4	4
BCAP LLC Trust 4.206% due 03/25/2037 •	1,311	1,205
Bear Stearns ALT-A Trust
4.166% due 08/25/2036 •	269	243
4.166% due 01/25/2047 •	27	24
4.186% due 12/25/2046 •	3	3
4.346% due 01/25/2036 •	3	3
4.375% due 11/25/2035 ~	36	33
5.075% due 07/25/2035 ~	41	24
5.190% due 10/25/2035 ~	32	26
5.406% due 05/25/2035 ~	9	9
Bear Stearns ARM Trust
4.422% due 02/25/2036 ~	35	33
4.829% due 07/25/2034 ~	4	4
5.507% due 11/25/2034 ~	1	1
5.738% due 01/25/2033 ~	21	21
5.950% due 02/25/2036 •	3	2
6.290% due 04/25/2033 ~	1	1
6.375% due 08/25/2033 ~	1	1
Chase Mortgage Finance Trust
4.380% due 12/25/2035 ~	1	1
4.461% due 09/25/2036 ~	79	67
4.765% due 01/25/2036 ~	4	3
ChaseFlex Trust 4.446% due 07/25/2037 •	2,234	1,989
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.076% due 05/25/2036 •	51	50
CHL Mortgage Pass-Through Trust
4.306% due 05/25/2035 •	11	10
4.426% due 04/25/2035 •	604	584
4.446% due 05/25/2035 •	28	25
4.486% due 03/25/2035 •	1	1
4.506% due 02/25/2035 •	5	4
4.796% due 11/25/2034 ~	7	7
5.750% due 05/25/2037	3	2
6.000% due 07/25/2036	232	108
6.000% due 01/25/2037	158	72
6.000% due 02/25/2037	155	67
6.148% due 02/20/2036 •	2	2
6.500% due 12/25/2037	358	129
6.589% due 10/20/2034 ~	9	9
CHL Reperforming Loan Trust REMICS 4.186% due 06/25/2035 •	20	19
Citigroup Mortgage Loan Trust, Inc.
4.166% due 01/25/2037 •	67	60
4.457% due 09/25/2037 ~	97	92
6.050% due 03/25/2036 •	12	12
6.480% due 10/25/2035 •	6	6
6.560% due 10/25/2035 •	7	6
CitiMortgage Alternative Loan Trust
4.446% due 04/25/2037 •	101	84
6.000% due 12/25/2036	31	28
6.000% due 06/25/2037	42	39
Countrywide Alternative Loan Trust
3.063% due 08/25/2035 ~	782	667
4.046% due 04/25/2047 •	911	910
4.056% due 04/25/2047 •	1,396	1,251
4.086% due 12/25/2046 •	4,779	4,362
4.146% due 06/25/2035 •	759	477
4.186% due 05/25/2047 •	144	132
4.226% due 09/25/2046 •	38	37
4.228% due 09/20/2046 •	1,236	1,290
4.246% due 05/25/2036 •	56	49
4.246% due 08/25/2037 •	9	5
4.268% due 03/20/2046 •	10	9
4.268% due 07/20/2046 •	5	4
4.268% due 09/20/2046 •	10	10
4.308% due 05/20/2046 •	3	2
4.346% due 11/25/2036 •	10,293	9,020
4.366% due 12/25/2035 •	4	4
4.396% due 05/25/2035 •	21	15
4.406% due 02/25/2037 •	219	184
4.446% due 08/25/2035 •	142	133
4.448% due 11/20/2035 •	24	22
4.486% due 11/25/2035 •	169	157
4.488% due 12/20/2035 •	32	31
5.029% due 12/25/2035 •	4	4
5.429% due 08/25/2035 •	14	13
5.500% due 05/25/2035	80	64
5.500% due 06/25/2035	135	108
5.500% due 11/25/2035	59	32

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

5.509% due 01/25/2036 •		54	52
5.750% due 03/25/2037		74	37
6.000% due 12/25/2035		179	126
6.000% due 05/25/2036		32	15
6.000% due 08/25/2036 •		38	21
6.000% due 05/25/2037		108	44
6.079% due 10/20/2035 •		4	3
6.250% due 08/25/2036		547	283
7.000% due 10/25/2037		69	22
Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035		160	124
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		1,248	173
CSMC Mortgage-Backed Trust
5.750% due 08/25/2036		7	6
5.750% due 03/25/2037		15	8
6.421% due 10/25/2037 ~		195	112
CSMC Trust
3.297% due 11/30/2037 ~		11,372	10,509
3.517% due 12/27/2037 ~		4,673	4,133
4.150% due 12/27/2060 ~		2,904	2,895
4.191% due 06/25/2050 ~		376	342
4.215% due 07/27/2061 ~		5,639	5,620
CSMC Trust Capital Certificates 4.146% due 01/27/2037 •		18	12
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.226% due 02/25/2037 •		3,993	3,519
4.346% due 02/25/2035 •		63	62
4.506% due 02/25/2036 •		100	101
5.346% due 10/25/2047 •		152	119
DSLA Mortgage Loan Trust
3.986% due 04/19/2047 •		486	406
4.036% due 10/19/2036 •		107	98
4.366% due 08/19/2045 •		3	2
4.666% due 09/19/2044 •		17	16
Eurohome U.K. Mortgages PLC 4.050% due 06/15/2044 •	GBP	2	3
First Horizon Alternative Mortgage Securities Trust
4.636% due 03/25/2035 ~		$1	0
5.005% due 06/25/2036 ~		194	153
5.395% due 12/25/2035 ~		14	10
First Horizon Mortgage Pass-Through Trust 4.697% due 10/25/2035 ~		39	36
GreenPoint Mortgage Funding Trust 4.206% due 01/25/2037 •		104	98
GSMSC Pass-Through Trust 4.519% due 12/26/2036 •		58	43
GSR Mortgage Loan Trust
4.125% due 11/25/2035 ~		9	8
4.970% due 11/25/2035 ~		3	3
5.001% due 07/25/2035 ~		1	1
5.109% due 09/25/2035 ~		8	7
5.500% due 01/25/2037		4	10
5.880% due 04/25/2032 •		4	4
6.000% due 02/25/2036		217	78
6.000% due 07/25/2037		52	32
HarborView Mortgage Loan Trust
4.066% due 07/19/2047 •		116	113
4.186% due 12/19/2036 •		4	4
4.256% due 12/19/2036 •		227	185
4.286% due 05/19/2035 •		145	141
4.311% due 06/19/2036 ~		54	27
4.326% due 06/19/2035 •		820	808
4.326% due 12/19/2036 •		92	89
4.346% due 01/19/2036 •		410	265
4.528% due 06/20/2035 •		75	70
6.029% due 10/19/2035 •		265	124
HomeBanc Mortgage Trust 4.466% due 03/25/2035 •		87	71
Impac CMB Trust 4.486% due 03/25/2035 •		122	120
Impac Secured Assets CMN Owner Trust 6.187% due 07/25/2035 ~		15	15
Impac Secured Assets Trust 4.386% due 02/25/2037 •		9,671	8,927
IndyMac INDX Mortgage Loan Trust
4.068% due 06/25/2036 ~		90	80
4.146% due 06/25/2037 •		4	1
4.186% due 05/25/2035 ~		137	91
4.206% due 02/25/2037 •		58	53
4.226% due 09/25/2046 •		45	42
4.246% due 11/25/2046 •		399	388
4.266% due 05/25/2046 •		3,741	3,474
4.326% due 07/25/2035 •		115	108
4.366% due 06/25/2035 •		24	20
4.486% due 07/25/2045 •		2	2

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

JP Morgan Alternative Loan Trust
4.210% due 05/25/2036 ~	49	26
6.000% due 12/27/2036	50	24
6.500% due 03/25/2036	1,644	808
JP Morgan Chase Commercial Mortgage Securities Trust 5.248% due 12/15/2031 •	133	133
JP Morgan Mortgage Trust
4.051% due 07/27/2037 ~	41	39
4.263% due 10/25/2036 ~	23	16
4.321% due 10/25/2036 ~	3	2
4.781% due 04/25/2036 ~	457	399
5.099% due 08/25/2035 ~	14	12
5.419% due 04/25/2037 ~	3	2
5.586% due 07/25/2035 ~	42	41
Legacy Mortgage Asset Trust
5.750% due 04/25/2061 þ	2,857	2,860
5.750% due 07/25/2061 þ	4,624	4,628
5.892% due 10/25/2066 þ	2,636	2,639
6.250% due 07/25/2067 þ	2,210	2,213
Lehman Mortgage Trust 4.496% due 11/25/2036 •	405	182
Lehman XS Trust
4.246% due 03/25/2047 •	4,107	3,834
4.296% due 08/25/2046 •	512	537
4.346% due 08/25/2037 •	35	34
5.546% due 09/25/2047 •	37	34
Luminent Mortgage Trust
4.467% due 04/25/2036 ~	1,684	1,101
4.566% due 04/25/2036 •	23	20
MASTR Adjustable Rate Mortgages Trust
3.183% due 07/25/2035 ~	7	6
4.829% due 12/25/2046 •	9,717	8,174
4.896% due 10/25/2033 ~	28	25
5.633% due 11/21/2034 ~	109	108
MASTR Asset Securitization Trust 6.000% due 06/25/2036	74	40
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.725% due 08/15/2032 •	8	8
Merrill Lynch Alternative Note Asset Trust
4.066% due 03/25/2037 •	119	28
4.246% due 03/25/2037 •	1,850	435
4.266% due 04/25/2037 •	13,623	2,321
4.446% due 03/25/2037 •	76	18
6.000% due 03/25/2037	37	11
Merrill Lynch Mortgage Investors Trust
4.882% due 09/25/2035 ~	40	31
5.011% due 04/25/2035 ~	4	4
5.199% due 05/25/2036 ~	26	25
5.630% due 02/25/2033 •	5	5
5.840% due 05/25/2033 ~	2	2
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	26	26
Morgan Stanley Mortgage Loan Trust
3.550% due 07/25/2035 ~	52	46
5.782% due 06/25/2036 ~	2	2
6.000% due 08/25/2036	57	23
6.815% due 06/25/2036 þ	781	195
Morgan Stanley Re-REMICS Trust 5.250% due 05/26/2037 ~	50	22
Mortgage Equity Conversion Asset Trust 4.020% due 05/25/2042 •	27	25
MortgageIT Trust 4.366% due 12/25/2035 •	89	89
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	548	532
2.750% due 11/25/2059 ~	721	697
3.500% due 12/25/2057 ~	388	379
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.036% due 06/25/2037 •	2,880	2,410
5.476% due 05/25/2035 þ	18	8
5.769% due 06/25/2036 ~	10,090	2,574
NovaStar Mortgage Funding Trust 0.388% due 09/25/2046 •	1,282	473
PHH Alternative Mortgage Trust 4.166% due 02/25/2037 •	106	79
RALI Trust
4.080% due 11/25/2037 ~	106	89
4.146% due 02/25/2037 •	44	40
4.146% due 02/25/2047 •	1,298	1,207
4.166% due 01/25/2037 •	814	745
4.186% due 01/25/2037 •	1,828	1,632
4.206% due 07/25/2036 •	194	62
4.206% due 09/25/2036 •	205	192
4.216% due 08/25/2036 •	81	75
4.226% due 07/25/2036 •	70	65
4.226% due 09/25/2036 •	113	106

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

4.346% due 08/25/2035 •	358	245
4.829% due 09/25/2046 •	5,656	4,774
5.000% due 09/25/2036	3	2
5.007% due 10/25/2037 ~	185	147
6.000% due 08/25/2036	9	8
6.000% due 01/25/2037	19	15
6.000% due 03/25/2037	77	66
6.500% due 08/25/2036	841	704
6.513% due 09/25/2034 ~	29	30
Residential Asset Securitization Trust
5.500% due 09/25/2035	75	31
6.000% due 03/25/2037	809	248
RFMSI Trust 5.672% due 04/25/2037 ~	92	80
Sequoia Mortgage Trust
3.544% due 09/20/2046 ~	48	32
4.408% due 07/20/2034 •	50	50
STARM Mortgage Loan Trust 6.674% due 01/25/2037 ~	29	16
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~	35	34
Structured Adjustable Rate Mortgage Loan Trust
3.892% due 01/25/2035 ~	7	7
3.906% due 11/25/2035 ~	29	27
4.146% due 08/25/2036 •	27	22
4.728% due 08/25/2035 ~	17	9
5.005% due 03/25/2036 ~	17	14
5.429% due 01/25/2035 •	2	2
6.146% due 12/25/2037 •	333	288
Structured Asset Mortgage Investments II Trust
3.966% due 08/25/2036 •	106	96
4.226% due 07/25/2046 •	36	30
4.266% due 04/25/2036 •	10	9
4.286% due 05/25/2046 •	9	3
4.306% due 02/25/2036 •	29	28
4.406% due 02/25/2036 •	2	2
4.546% due 02/19/2035 •	1	1
6.226% due 02/25/2036 •	9	7
Thornburg Mortgage Securities Trust
3.010% due 03/25/2044 ~	20	20
5.285% due 12/25/2044 ~	33	32
5.413% due 06/25/2047 •	91	88
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~	2,762	2,700
2.900% due 10/25/2059 ~	446	431
3.000% due 01/25/2058 ~	24	24
3.266% due 10/25/2057 ~	1,031	874
4.846% due 05/25/2058 •	17	18
4.846% due 10/25/2059 •	23	23
WaMu Mortgage Pass-Through Certificates Trust
3.485% due 01/25/2037 ~	36	31
3.878% due 12/25/2046 •	10	9
3.897% due 12/25/2046 •	11	10
3.930% due 06/25/2037 ~	66	58
4.104% due 02/25/2037 ~	13	11
4.140% due 12/25/2036 ~	20	18
4.176% due 02/25/2037 ~	95	89
4.303% due 06/25/2037 ~	202	181
4.386% due 12/25/2045 •	4,130	3,847
4.406% due 11/25/2045 •	3	3
4.426% due 10/25/2045 •	6	6
4.426% due 12/25/2045 •	196	181
4.509% due 10/25/2035 ~	11	10
4.626% due 01/25/2045 •	308	299
4.646% due 12/25/2045 •	691	687
4.686% due 12/25/2035 ~	94	89
4.729% due 03/25/2047 •	1,722	1,543
4.779% due 06/25/2047 •	1,415	1,218
4.839% due 07/25/2047 •	25	21
4.909% due 10/25/2046 •	277	247
4.966% due 01/25/2035 ~	23	22
5.006% due 11/25/2045 •	1,257	1,208
5.029% due 02/25/2046 •	129	119
5.099% due 01/25/2046 •	853	775
5.502% due 08/25/2035 ~	11	12
5.529% due 10/25/2046 •	425	408
5.529% due 11/25/2046 •	392	355
6.169% due 06/25/2033 ~	9	9
Washington Mutual Mortgage Pass-Through Certificates Trust
3.911% due 09/25/2036 •	320	83
3.911% due 09/25/2036 þ	612	160
4.346% due 02/25/2036 •	299	256
4.779% due 02/25/2047 •	557	529
4.859% due 11/25/2046 •	48	43
4.879% due 10/25/2046 •	76	68
4.969% due 04/25/2046 •	37	34

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037	66	58
6.442% due 07/25/2037 ~	2	2
Wells Fargo Mortgage-Backed Securities Trust
6.194% due 09/25/2036 ~	2	2
6.290% due 12/25/2036 ~	12	11

Total Non-Agency Mortgage-Backed Securities (Cost $152,020)		138,829

ASSET-BACKED SECURITIES 28.9%
AUTOMOBILE SEQUENTIAL 1.5%
FCCU Auto Receivables Trust
5.540% due 04/16/2029	1,600	1,616
5.760% due 11/15/2027	30	30
FHF Issuer Trust
5.690% due 02/15/2030	1,811	1,823
5.890% due 06/15/2030	631	635
FHF Trust 6.570% due 06/15/2028	1,409	1,415
Flagship Credit Auto Trust 5.640% due 03/15/2028	474	475
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028	652	654
GLS Auto Select Receivables Trust 5.240% due 03/15/2030	260	261
Hertz Vehicle Financing III LLC
5.440% due 01/25/2029	10,400	10,627
5.490% due 06/25/2027	1,900	1,907
Lendbuzz Securitization Trust 7.500% due 12/15/2028	6,989	7,116
Research-Driven Pagaya Motor Asset Trust IV 2.650% due 03/25/2030	782	774
Research-Driven Pagaya Motor Asset Trust V 5.320% due 09/25/2030	613	616
SFS Auto Receivables Securitization Trust 4.950% due 05/21/2029	370	372

		28,321

CMBS OTHER 3.1%
M360 Ltd. 6.098% due 11/22/2038 •	610	599
MF1 LLC
5.184% due 02/18/2043 •	7,100	7,118
5.306% due 02/18/2040 •	11,200	11,192
5.468% due 03/19/2039 •	1,000	1,003
MF1 Ltd.
5.299% due 10/16/2036 •	12,800	12,778
5.481% due 02/19/2037 •	12,500	12,509
5.599% due 10/16/2036 •	12,800	12,745

		57,944

HOME EQUITY OTHER 15.2%
Aames Mortgage Investment Trust 5.871% due 01/25/2035 •	5	5
ABFC Trust 4.581% due 03/25/2035 •	4,108	3,979
Accredited Mortgage Loan Trust 4.106% due 09/25/2036 •	97	97
ACE Securities Corp. Home Equity Loan Trust
4.126% due 07/25/2036 •	1,727	1,672
4.166% due 03/25/2037 •	27,502	11,833
4.286% due 11/25/2036 •	3,437	1,417
4.326% due 06/25/2036 •	1,533	1,143
4.326% due 12/25/2036 •	280	149
4.461% due 12/25/2035 •	820	788
4.791% due 05/25/2035 •	4,760	4,453
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 4.551% due 10/25/2035 •	601	581
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.058% due 11/25/2034 •	847	810
4.716% due 11/25/2035 •	1,300	1,250
4.821% due 07/25/2035 •	2,000	1,935
4.971% due 11/25/2034 •	84	83
Argent Mortgage Loan Trust 4.326% due 05/25/2035 •	46	42
Argent Securities Trust
3.956% due 09/25/2036 •	65	21
4.146% due 07/25/2036 •	401	367
4.206% due 04/25/2036 •	15,503	4,763
4.226% due 03/25/2036 •	712	668
4.326% due 06/25/2036 •	8,462	2,318

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.340% due 01/25/2034 •	164	158
Asset-Backed Securities Corp. Home Equity Loan Trust
4.656% due 06/25/2034 •	474	498
4.941% due 02/25/2035 •	7	7
Bear Stearns Asset-Backed Securities I Trust
4.166% due 08/25/2036 •	602	589
4.546% due 05/25/2037 •	13,644	11,840
4.896% due 08/25/2037 •	334	305
5.721% due 12/25/2034 •	3,583	3,632
Bear Stearns Asset-Backed Securities Trust
4.821% due 02/25/2034 •	1,015	1,043
5.046% due 08/25/2034 •	185	185
Carrington Mortgage Loan Trust
4.106% due 02/25/2037 •	242	236
4.596% due 10/25/2035 •	910	901
Centex Home Equity Loan Trust 4.491% due 03/25/2034 •	138	137
Chase Funding Trust 4.486% due 08/25/2032 •	9	8
CIT Mortgage Loan Trust 5.346% due 10/25/2037 •	5,103	5,186
Citigroup Mortgage Loan Trust, Inc.
4.036% due 05/25/2037 •	1,289	878
4.046% due 05/25/2037 •	2,014	1,381
4.146% due 12/25/2036 •	281	106
4.166% due 09/25/2036 •	31	24
4.206% due 01/25/2037 •	3,745	2,797
4.326% due 08/25/2036 •	3,282	3,113
4.366% due 03/25/2036 •	659	611
4.446% due 10/25/2036 •	83	49
4.746% due 09/25/2035 •	4,930	4,800
Countrywide Asset-Backed Certificates
4.126% due 03/25/2037 •	1,562	1,467
4.246% due 02/25/2037 •	77	74
4.326% due 04/25/2037 •	169	152
Countrywide Asset-Backed Certificates Trust
4.046% due 06/25/2047 •	55	49
4.096% due 06/25/2047 •	1,442	1,410
4.126% due 06/25/2035 •	69	64
4.126% due 03/25/2037 •	54	54
4.126% due 07/25/2037 •	210	194
4.126% due 12/25/2046 •	1,531	1,444
4.126% due 04/25/2047 •	35	35
4.136% due 10/25/2047 •	7,600	6,698
4.161% due 05/25/2036 •	1,846	1,810
4.206% due 11/25/2047 •	26	25
4.266% due 05/25/2047 •	82	79
4.286% due 09/25/2037 •	88	94
4.306% due 05/25/2037 •	1,474	1,450
4.386% due 03/25/2036 •	202	186
4.586% due 08/25/2047 •	144	142
4.806% due 02/25/2036 •	1,012	996
4.881% due 12/25/2035 •	136	135
5.796% due 08/25/2035 •	3,000	2,863
6.867% due 09/25/2046 þ	1,758	1,279
Countrywide Partnership Trust 4.746% due 02/25/2035 •	808	806
Ellington Loan Acquisition Trust 4.946% due 05/25/2037 •	1,895	1,863
EMC Mortgage Loan Trust 5.146% due 02/25/2041 •	3	3
Fieldstone Mortgage Investment Trust
4.226% due 05/25/2036 •	83	64
4.386% due 05/25/2036 •	1,919	1,444
Fremont Home Loan Trust
4.116% due 10/25/2036 •	351	325
4.126% due 11/25/2036 •	2,163	1,292
4.146% due 10/25/2036 •	687	276
4.166% due 08/25/2036 •	9,432	2,931
4.186% due 02/25/2037 •	4,406	1,334
4.581% due 01/25/2035 •	13	13
4.896% due 11/25/2034 •	757	733
GE-WMC Asset-Backed Pass-Through Certificates 4.486% due 12/25/2035 •	6,010	5,878
GSAA Home Equity Trust
3.934% due 03/25/2036 ~	153	18
3.946% due 05/25/2037 •	170	61
3.986% due 03/25/2036 •	129	41
4.086% due 06/25/2036 •	56	10
4.246% due 03/25/2037 •	1,288	351
4.486% due 04/25/2047 •	241	105
6.795% due 06/25/2036 þ	233	51
GSAA Trust
4.911% due 06/25/2035 •	28	28
5.995% due 03/25/2046 ~	1,193	415

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

GSAMP Trust
3.936% due 01/25/2037 •	933	578
3.946% due 12/25/2046 •	124	62
3.986% due 12/25/2036 •	2,154	1,160
4.016% due 12/25/2036 •	253	126
4.026% due 11/25/2035 •	1	0
4.046% due 12/25/2046 •	90	45
4.106% due 12/25/2046 •	4,707	2,518
4.146% due 09/25/2036 •	3,582	1,243
4.146% due 12/25/2046 •	447	224
4.246% due 01/25/2047 •	1,359	693
4.306% due 01/25/2037 •	3,394	3,008
4.326% due 03/25/2046 •	5	5
4.346% due 05/25/2046 •	316	307
5.646% due 06/25/2035 •	163	159
Home Equity Asset Trust 4.521% due 02/25/2036 •	113	111
Home Equity Loan Trust
4.076% due 04/25/2037 •	3,086	3,028
4.186% due 04/25/2037 •	314	284
HSI Asset Securitization Corp. Trust
4.046% due 07/25/2036 •	104	44
4.066% due 12/25/2036 •	760	186
4.206% due 04/25/2037 •	704	464
4.326% due 11/25/2035 •	389	370
IXIS Real Estate Capital Trust
4.246% due 03/25/2036 •	160	84
4.306% due 01/25/2037 •	10,781	3,548
JP Morgan Mortgage Acquisition Trust
4.146% due 07/25/2036 •	53	25
4.266% due 10/25/2036 •	31	31
4.446% due 07/25/2036 •	1,874	1,836
Long Beach Mortgage Loan Trust
4.146% due 05/25/2036 •	45	24
4.166% due 12/25/2036 •	322	221
4.186% due 12/25/2036 •	247	85
4.286% due 02/25/2036 •	189	187
4.366% due 08/25/2045 •	16	15
4.386% due 05/25/2046 •	310	92
4.446% due 01/25/2036 •	6,204	5,671
4.761% due 08/25/2035 •	5,466	5,083
4.821% due 04/25/2035 •	8	8
MASTR Asset-Backed Securities Trust
3.946% due 01/25/2037 •	1,151	326
4.046% due 10/25/2036 •	7,587	3,664
4.066% due 11/25/2036 •	463	135
4.166% due 10/25/2036 •	239	115
4.266% due 05/25/2037 •	870	849
4.326% due 03/25/2036 •	34	20
4.596% due 10/25/2035 •	6,409	6,355
6.546% due 07/25/2034 •	134	127
MASTR Specialized Loan Trust 4.971% due 11/25/2035 •	402	388
Merrill Lynch Mortgage Investors Trust
4.066% due 07/25/2037 •	341	130
4.066% due 08/25/2037 •	2,188	1,078
4.346% due 07/25/2037 •	175	36
4.366% due 02/25/2037 •	617	174
4.470% due 03/25/2037 •	59,679	14,479
Morgan Stanley ABS Capital I, Inc. Trust
3.926% due 11/25/2036 •	341	202
3.936% due 01/25/2037 •	252	117
3.956% due 12/25/2036 •	5,915	2,985
3.956% due 03/25/2037 •	512	219
3.976% due 10/25/2036 •	17	15
3.976% due 01/25/2037 •	198	92
3.976% due 02/25/2037 •	2,377	1,713
3.981% due 11/25/2036 •	337	215
4.026% due 03/25/2037 •	820	351
4.056% due 01/25/2037 •	181	84
4.061% due 03/25/2037 •	2,532	998
4.076% due 10/25/2036 •	521	274
4.076% due 11/25/2036 •	1,376	818
4.126% due 08/25/2036 •	336	169
4.166% due 09/25/2036 •	562	242
4.206% due 02/25/2037 •	14,971	4,773
4.346% due 04/25/2036 •	1,770	1,716
4.551% due 12/25/2034 •	18	18
4.701% due 03/25/2034 •	530	545
4.776% due 07/25/2035 •	290	286
7.646% due 02/25/2047 •	76	63
Morgan Stanley Dean Witter Capital I, Inc. Trust 4.826% due 02/25/2033 •	20	20
Morgan Stanley Home Equity Loan Trust 3.946% due 12/25/2036 •	880	423

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Morgan Stanley Mortgage Loan Trust
4.026% due 12/25/2036 •	3,383	1,157
4.186% due 11/25/2036 •	27	8
Nationstar Home Equity Loan Trust 4.386% due 09/25/2036 •	4,724	4,678
New Century Home Equity Loan Trust 4.626% due 03/25/2035 •	299	299
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.506% due 10/25/2036 •	136	24
6.532% due 10/25/2036 þ	167	29
NovaStar Mortgage Funding Trust
4.046% due 09/25/2037 •	181	179
4.166% due 10/25/2036 •	184	85
Option One Mortgage Loan Trust
3.946% due 07/25/2036 •	3,429	1,584
3.976% due 07/25/2037 •	4,824	3,209
3.986% due 03/25/2037 •	1,538	1,425
4.066% due 04/25/2037 •	467	337
4.066% due 05/25/2037 •	355	216
4.126% due 01/25/2037 •	3,980	2,345
4.386% due 01/25/2036 •	1,391	1,327
4.626% due 02/25/2035 •	162	156
Ownit Mortgage Loan Trust
4.671% due 08/25/2036 •	9,559	8,773
4.746% due 10/25/2036 •	21	21
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.896% due 10/25/2034 •	12	11
5.571% due 02/25/2035 •	7,592	7,113
5.646% due 12/25/2034 •	13	13
5.721% due 12/25/2034 •	4,101	3,940
Popular ABS Mortgage Pass-Through Trust
4.341% due 07/25/2036 •	197	189
4.716% due 02/25/2036 •	3,028	2,923
Renaissance Home Equity Loan Trust
4.946% due 09/25/2037 •	157	63
5.586% due 11/25/2036 þ	2,157	664
5.612% due 04/25/2037 þ	368	92
Residential Asset Mortgage Products Trust
4.286% due 12/25/2035 •	12	11
4.536% due 10/25/2035 •	2	2
Residential Asset Securities Corporation Trust
4.116% due 08/25/2036 •	195	194
4.426% due 06/25/2033 •	37	36
4.506% due 12/25/2035 •	2,244	2,226
4.731% due 12/25/2035 •	17,408	16,246
5.091% due 02/25/2035 •	4,966	4,906
Saxon Asset Securities Trust 4.296% due 09/25/2036 •	8,365	7,220
Securitized Asset-Backed Receivables LLC Trust
4.326% due 07/25/2036 •	711	271
4.491% due 10/25/2035 •	1,844	1,531
4.566% due 10/25/2035 •	1,317	1,173
SG Mortgage Securities Trust
4.126% due 10/25/2036 •	84	79
4.731% due 10/25/2035 •	5,879	5,060
Soundview Home Loan Trust
3.926% due 06/25/2037 •	44	30
4.016% due 07/25/2037 •	182	165
4.016% due 08/25/2037 •	596	525
4.046% due 06/25/2037 •	691	480
4.206% due 02/25/2037 •	2,021	538
4.311% due 02/25/2036 •	648	617
4.366% due 02/25/2037 •	116	31
4.746% due 10/25/2037 •	3,460	2,730
5.146% due 10/25/2037 •	983	776
Structured Asset Investment Loan Trust
4.026% due 09/25/2036 •	5,811	3,605
4.106% due 07/25/2036 •	23	17
4.466% due 01/25/2036 •	51	48
4.626% due 02/25/2035 •	315	314
4.776% due 06/25/2035 •	172	168
4.796% due 08/25/2033 •	97	96
6.996% due 08/25/2033 •	120	110
Structured Asset Securities Corp. Mortgage Loan Trust
4.006% due 03/25/2036 •	6	6
4.156% due 08/25/2046 •	2,537	2,375
4.266% due 02/25/2037 •	202	199
WaMu Asset-Backed Certificates WaMu Trust
4.071% due 05/25/2037 •	79	76
4.086% due 05/25/2037 •	348	314
Washington Mutual Asset-Backed Certificates Trust
3.731% due 11/25/2036 •	676	214
3.797% due 08/25/2036 •	1,434	1,366

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust 4.596% due 12/25/2035 •		123	123

			286,077

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust 4.566% due 04/25/2037 •		30	8

			8

WHOLE LOAN COLLATERAL 2.4%
Bear Stearns Asset-Backed Securities Trust 5.884% due 10/25/2036 ~		2	2
Citigroup Mortgage Loan Trust, Inc.
4.266% due 08/25/2036 •		2,387	2,373
4.296% due 10/25/2036 •		5	5
7.250% due 05/25/2036 þ		303	149
First Franklin Mortgage Loan Trust
3.951% due 10/25/2036 •		10,314	9,646
4.006% due 11/25/2036 •		7	8
4.156% due 09/25/2036 •		5,491	5,179
4.326% due 04/25/2036 •		2,757	2,568
4.346% due 06/25/2036 •		3,500	3,294
4.566% due 11/25/2035 •		280	266
GSRPM Mortgage Loan Trust 5.196% due 03/25/2035 •		911	1,017
Lehman XS Trust 4.166% due 05/25/2036 •		52	46
RAAC Trust 4.551% due 02/25/2036 •		5,172	5,049
Residential Asset Mortgage Products Trust
4.446% due 03/25/2036 •		64	64
5.096% due 10/25/2034 •		843	809
5.189% due 08/25/2034 •		2,093	2,113
Securitized Asset-Backed Receivables LLC Trust
3.946% due 10/25/2036 •		22,247	7,376
4.006% due 08/25/2036 •		2,051	669
4.186% due 08/25/2036 •		16	5
4.506% due 08/25/2035 •		27	21
4.806% due 01/25/2036 •		176	165
4.896% due 03/25/2035 •		30	30
Specialty Underwriting & Residential Finance Trust
3.986% due 11/25/2037 •		2,067	1,136
4.146% due 06/25/2037 •		34	21
4.146% due 09/25/2037 •		240	168
4.546% due 04/25/2037 •		2,535	1,884
4.602% due 12/25/2036 •		143	140

			44,203

OTHER ABS 6.7%
Anchorage Credit Funding 1 Ltd. 3.900% due 07/28/2037		1,103	1,094
Anchorage Credit Funding 12 Ltd. 3.177% due 10/25/2038		1,200	1,177
Anchorage Credit Funding 13 Ltd. 2.875% due 07/27/2039		500	482
Anchorage Credit Funding 14 Ltd. 3.000% due 01/21/2040		600	577
Anchorage Credit Funding 3 Ltd. 2.871% due 01/28/2039		500	485
Anchorage Credit Funding 4 Ltd. 2.723% due 04/27/2039		700	669
Anchorage Credit Funding 7 Ltd. 4.620% due 04/25/2037		287	286
Anchorage Credit Funding 8 Ltd. 4.430% due 07/25/2037		444	443
Ascent Education Funding Trust 6.140% due 10/25/2050		673	692
Atlas Senior Loan Fund XVII Ltd. 4.944% due 10/20/2034 •		2,500	2,494
BHG Securitization Trust 5.260% due 04/17/2036		2,694	2,724
Black Diamond CLO DAC 3.044% due 05/15/2032 •	EUR	2,754	3,240
BlueMountain CLO Ltd. 5.048% due 10/25/2030 •		$2,232	2,235
Cairn CLO VII DAC 2.736% due 01/31/2030 •	EUR	423	498
Cairn CLO X DAC 2.789% due 10/15/2031 •		1,434	1,687
Carlyle Euro CLO DAC 2.954% due 08/15/2032 •		4,714	5,546

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Centerbridge Credit Funding 1 Ltd. 3.164% due 07/25/2039		$600	584
CVC Cordatus Loan Fund XXIV DAC 3.266% due 10/23/2034 •	EUR	3,970	4,674
Diameter Capital CLO 6 Ltd. 5.515% due 04/15/2037 •		$5,000	5,026
Invesco Euro CLO I DAC 2.659% due 07/15/2031 •	EUR	576	677
KKR CLO 21 Ltd. 5.566% due 04/15/2031 •		$3,850	3,862
Man GLG Euro CLO V DAC 2.790% due 12/15/2031 •	EUR	865	1,017
Massachusetts Educational Financing Authority 5.525% due 04/25/2038 •		$4	4
Navesink CLO 2 Ltd. 5.175% due 04/15/2036 •		5,300	5,300
Navient Private Education Refi Loan Trust 3.480% due 04/15/2060		2,782	2,616
Nelnet Student Loan Trust
6.118% due 02/20/2041 •		661	676
6.640% due 02/20/2041		603	628
OCP Euro CLO DAC 3.300% due 10/20/2039 •	EUR	2,500	2,940
Octagon Investment Partners 39 Ltd. 5.034% due 10/20/2030 •		$926	928
Octagon Investment Partners 40 Ltd. 4.924% due 01/20/2035 •		2,200	2,199
Oportun Issuance Trust 5.860% due 02/09/2032		88	88
OZLM XXIV Ltd.
5.596% due 07/20/2032 •		6,650	6,660
5.846% due 07/20/2032 •		4,050	4,068
Pagaya AI Debt Grantor Trust
5.329% due 10/15/2032		5,099	5,126
5.628% due 07/15/2032		5,650	5,698
Pagaya AI Debt Trust
5.373% due 01/17/2033		1,800	1,816
6.258% due 10/15/2031		629	631
6.660% due 07/15/2031		456	457
7.573% due 08/15/2031		1,935	1,945
Pikes Peak CLO 2 5.104% due 10/11/2034 •		3,400	3,404
Reach ABS Trust 5.340% due 08/16/2032		1,000	1,015
Romark Credit Funding II Ltd. 2.625% due 10/25/2039		500	475
Sculptor European CLO VI DAC 3.059% due 10/15/2034 •	EUR	11,010	12,952
SLM Student Loan Trust 2.465% due 10/25/2039 •		569	623
SMB Private Education Loan Trust
1.310% due 07/17/2051		$3,451	3,271
4.550% due 02/16/2055		8,392	8,245
5.524% due 11/15/2052 •		897	907
SoFi Professional Loan Program LLC 2.540% due 05/15/2046		365	353
Thayer Park CLO Ltd. 4.868% due 04/20/2034 •		2,700	2,699
Venture XXVII CLO Ltd. 5.196% due 07/20/2030 •		97	97
Vibrant CLO XI Ltd. 5.846% due 07/20/2032 •		9,125	9,165
Wellfleet CLO Ltd. 5.064% due 04/20/2034 •		1,900	1,902

			127,057

Total Asset-Backed Securities (Cost $587,319)			543,610

SOVEREIGN ISSUES 13.4%
Bonos de la Tesoreria de la Republica en pesos
5.000% due 10/01/2028	CLP	12,845,000	14,373
5.800% due 10/01/2029		805,000	917
Colombia Government International Bonds 8.375% due 11/07/2054 (i)		$4,600	4,892
Colombia TES
2.250% due 04/18/2029 (f)	COP	4,845,007	1,134
11.000% due 08/22/2029		92,972,500	23,269
11.750% due 01/24/2035		17,844,600	4,400
12.750% due 11/28/2040		18,911,500	4,910
13.250% due 02/09/2033		16,370,100	4,392
Development Bank of Kazakhstan JSC 18.400% due 10/16/2028	KZT	372,000	762
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$11,200	11,422

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Ecuador Government International Bonds 0.000% due 07/31/2030 (d)		3,100	2,657
Egypt Government Bonds 21.954% due 03/04/2028	EGP	169,400	3,556
Ivory Coast Government International Bonds 6.625% due 03/22/2048	EUR	3,600	3,834
Mexico Bonos 8.500% due 03/01/2029	MXN	414,800	23,259
Peru Government Bonds
6.850% due 08/12/2035	PEN	700	225
7.300% due 08/12/2033		36,200	12,290
Peru Government International Bonds
5.400% due 08/12/2034		41,300	12,262
6.150% due 08/12/2032		153,400	49,251
6.950% due 08/12/2031		4,641	1,535
Republic of Poland Government Bonds 4.750% due 07/25/2029	PLN	33,430	9,475
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	352,430	18,196
7.000% due 02/28/2031		266,490	15,744
8.000% due 01/31/2030		73,400	4,533
8.250% due 03/31/2032		33,700	2,088
8.500% due 01/31/2037		44,000	2,641
8.875% due 02/28/2035		195,200	12,301
Romania Government International Bonds 6.750% due 07/11/2039	EUR	4,700	5,762
Turkiye Government Bonds
39.431% (BISTREFI + 0.000%) due 05/20/2026 ~	TRY	800	19
39.431% (BISTREFI + 0.000%) due 08/19/2026 ~		700	17
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		104,700	2,437

Total Sovereign Issues (Cost $229,345)			252,553

		SHARES
EXCHANGE-TRADED FUNDS 10.4%
iShares Core S&P 500 ETF		286,096	195,959

Total Exchange-Traded Funds (Cost $194,308)			195,959

SHORT-TERM INSTRUMENTS 17.7%
REPURCHASE AGREEMENTS (h) 17.1%			321,600

		PRINCIPAL AMOUNT (000s)
NIGERIA TREASURY BILLS 0.1%
30.968% due 06/26/2026 - 06/29/2026 (c)(d)	NGN	4,219,813	2,649

		PRINCIPAL AMOUNT (000s)
SOUTH AFRICA TREASURY BILLS 0.0%
7.505% due 06/17/2026 (d)(e)	ZAR	13,600	798

U.S. TREASURY BILLS 0.5%
3.830% due 01/27/2026 - 04/21/2026 (c)(d)(m)		$10,332	10,260

Total Short-Term Instruments (Cost $335,056)			335,307

Total Investments in Securities (Cost $3,533,239)			3,501,098

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		4,148	40

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $40)	40

Total Investments in Affiliates (Cost $40)	40

Total Investments 185.8% (Cost $3,533,279)	$3,501,138
Financial Derivative Instruments (j)(l) 2.1%(Cost or Premiums, net $52,476)	38,790
Other Assets and Liabilities, net (87.9)%	(1,655,818)

Net Assets 100.0%	$1,884,110

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Principal only security.
(c)					Coupon represents a weighted average yield to maturity.
(d)					Zero coupon security.
(e)					Coupon represents a yield to maturity.
(f)					Principal amount of security is adjusted for inflation.
(g)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.750%	12/31/2025	01/02/2026	$2,000	U.S. Treasury Notes 0.625% due 08/15/2030		$(2,038)	$2,000	$2,000
	3.790	01/02/2026	01/05/2026	147,900	U.S. Treasury Notes 3.500% due 11/30/2030		(150,848)	147,900	147,900
	3.870	12/31/2025	01/02/2026	146,200	U.S. Treasury Notes 4.125% due 10/31/2029		(149,015)	146,200	146,231
SAL	3.870	12/31/2025	01/02/2026	25,500	U.S. Treasury Bills 0.000% due 10/29/2026		(26,029)	25,500	25,506

Total Repurchase Agreements							$(327,930)	$321,600	$321,637

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

MYI				3.100%	12/12/2025	TBD(3)	$(4,850)		$(4,859)
WFS				3.970	12/11/2025	01/07/2026	(52,114)		(52,241)
				3.990	12/29/2025	01/07/2026	(48,489)		(48,510)

Total Reverse Repurchase Agreements									$(105,610)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (14.5)%
Government National Mortgage Association, TBA					3.000%	02/01/2056	$64,500	$(57,700)	$(57,891)
Uniform Mortgage-Backed Security, TBA					2.000	02/01/2056	45,460	(36,855)	(36,750)
Uniform Mortgage-Backed Security, TBA					2.500	02/01/2056	65,960	(55,811)	(55,762)
Uniform Mortgage-Backed Security, TBA					3.500	02/01/2056	134,090	(123,551)	(123,556)

Total Short Sales (14.5)%								$(273,917)	$(273,959)

(i)					Securities with an aggregate market value of $109,786 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)					Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(1,204) at a weighted average interest rate of 4.128%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)					Open maturity reverse repurchase agreement.
(j)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/20/2026	297	$297	$(157)	$(79)
Call - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/20/2026	297	297	(195)	(58)

Total Written Options	$(352)	$(137)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

30-Day Federal Fund February Futures	02/2026	489	$196,441	$(68)	$0	$0
30-Day Federal Fund May Futures	05/2026	190	76,449	(142)	0	(8)
Australia Government 10-Year Bond March Futures	03/2026	339	24,769	44	28	0
California Carbon Allowance Vintage December Futures	12/2026	43	1,415	8	4	0
Euro-Bund March Futures	03/2026	618	92,651	(1,284)	0	(167)
Euro-Buxl 30-Year Bond March Futures	03/2026	1	129	(2)	0	(1)
U.S. Treasury 2-Year Note March Futures	03/2026	883	184,361	(36)	0	(62)
U.S. Treasury 5-Year Note March Futures	03/2026	4,721	516,027	(1,291)	0	(553)
U.S. Treasury 10-Year Note March Futures	03/2026	981	110,301	(89)	0	(199)
U.S. Treasury Long-Term Bond March Futures	03/2026	273	31,557	(315)	0	(60)

$(3,175)	$32	$(1,050)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Adjusted Interest Rate S&P 500 Total Return January Futures	01/2026	258	$(86,467)	$293	$750	$0
Adjusted Interest Rate S&P 500 Total Return March Futures	03/2026	256	(85,905)	(1,097)	749	0
Euro-Oat March Futures	03/2026	688	(97,502)	1,013	235	0
Japan Government 10-Year Bond March Futures	03/2026	93	(78,614)	530	172	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	440	(51,920)	101	165	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	892	(102,594)	413	167	0

$1,253	$2,238	$0

Total Futures Contracts	$(1,922)	$2,270	$(1,050)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.299%	$5,700	$74	$(34)	$40	$1	$0
Deutsche Bank Aktiengesellschaft	1.000	Quarterly	12/20/2031	0.892	EUR	3,100	(61)	84	23	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051	$5,100	34	(10)	24	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.064	500	6	(1)	5	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.226	1,600	9	(3)	6	0	0

$62	$36	$98	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$143,990	$(2,389)	$(884)	$(3,273)	$0	$(1)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

CDX.IG-45 5-Year Index	(1.000)	Quarterly		12/20/2030		510,520	(11,199)	(517)	(11,716)	0	(8)

							$(13,588)	$(1,401)	$(14,989)	$0	$(9)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	160,400	$(706)	$1,596	$890	$181	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		800	(4)	39	35	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		500	(2)	13	11	0	(1)
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		20,200	(593)	642	49	28	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		10,250	484	(601)	(117)	0	(27)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055	JPY	1,310,000	17	(1,378)	(1,361)	0	(29)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		2,980,000	(56)	(1,255)	(1,311)	0	(75)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		$137,320	(316)	269	(47)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		119,600	0	377	377	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		480	(2)	0	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		109,250	1,089	(331)	758	82	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		169,200	(232)	(24)	(256)	0	(65)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		136,730	0	1,468	1,468	0	(139)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		3,200	(6)	(36)	(42)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		94,750	1,270	1,039	2,309	145	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		24,830	(345)	40	(305)	39	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		65,390	802	7,424	8,226	111	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		210,880	(4,020)	1,254	(2,766)	342	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		106,530	888	(1,062)	(174)	174	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		30,700	89	(458)	(369)	54	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		32,290	(505)	220	(285)	63	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		13,910	(315)	189	(126)	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		121,830	7,706	(1,804)	5,902	251	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		4,600	(16)	(52)	(68)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		77,250	(478)	397	(81)	179	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		800	(3)	18	15	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		1,700	(5)	24	19	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		1,400	(4)	9	5	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		800	(2)	5	3	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		1,100	(3)	12	9	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		1,500	(4)	16	12	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		1,500	(4)	17	13	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		1,900	(5)	33	28	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		2,900	(8)	76	68	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		800	(2)	23	21	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		1,700	(5)	48	43	0	(4)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		1,300	(5)	(18)	(23)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		750	(3)	(3)	(6)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		1,400	(5)	(8)	(13)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		600	(2)	(2)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		1,800	(6)	(6)	(12)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		1,500	(5)	(8)	(13)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		1,500	(4)	(10)	(14)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		2,200	(6)	(28)	(34)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		2,600	(8)	(22)	(30)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		1,800	(5)	(9)	(14)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		2,600	(13)	3	(10)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		205,880	474	237	711	491	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		37,220	189	(342)	(153)	0	(92)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		43,400	718	506	1,224	119	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/18/2040		8,000	360	147	507	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2044		24,400	381	957	1,338	72	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		22,900	348	1,439	1,787	73	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		15,650	0	(337)	(337)	0	(53)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		16,280	0	(332)	(332)	0	(55)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		26,400	1,424	5,025	6,449	77	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		24,890	(558)	3,498	2,940	80	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		67,460	1,045	6,688	7,733	215	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		34,600	(4,593)	(1,046)	(5,639)	0	(107)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		50,570	(4,335)	(1,500)	(5,835)	0	(161)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		19,830	508	925	1,433	65	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		700	0	(13)	(13)	0	(2)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	9,400	0	(8)	(8)	0	(2)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		81,800	0	(69)	(69)	0	(13)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		27,000	0	(13)	(13)	0	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		133,200	0	(79)	(79)	0	(1)
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		187,200	0	(39)	(39)	0	(1)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		65,600	(1)	(61)	(62)	0	(23)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		5,200	0	(4)	(4)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	08/22/2029	COP	38,842,100	0	681	681	0	(12)
Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029		35,405,000	0	523	523	0	(10)
Receive	3-Month PLN-WIBOR	4.136	Annual	07/25/2029	PLN	9,360	(17)	(23)	(40)	0	(2)
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		26,100	0	(311)	(311)	0	(6)
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035		8,200	1	(4)	(3)	0	(1)
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		1,300	0	0	0	0	0
Receive(6)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		700	0	0	0	0	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	02/28/2031	ZAR	199,900	(94)	(204)	(298)	0	(12)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	61,000	34	(323)	(289)	0	(39)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		22,800	434	(740)	(306)	0	(29)
Receive	6-Month CLP-CHILIBOR	4.568	Semi-Annual	10/01/2028	CLP	8,068,600	0	(6)	(6)	0	(5)
Receive	6-Month CLP-CHILIBOR	4.580	Semi-Annual	10/01/2028		4,200,700	0	(4)	(4)	0	(2)
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	2,500	(1)	(2)	(3)	0	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		45,640	(1)	6	5	3	0
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		7,200	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		3,800	0	0	0	0	0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030	EUR	1,300	(3)	(9)	(12)	1	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		2,500	(5)	(11)	(16)	2	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		6,200	27	(65)	(38)	0	(5)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		600	(3)	(22)	(25)	1	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		600	(3)	(23)	(26)	1	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		900	(4)	(22)	(26)	1	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		900	(3)	(18)	(21)	1	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		1,000	(3)	(6)	(9)	1	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		700	(2)	(1)	(3)	1	0
Receive	6-Month EUR-EURIBOR	2.710	Annual	08/06/2034		1,000	(3)	12	9	1	0
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		400	(1)	6	5	1	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		800	(2)	19	17	1	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		1,100	(3)	27	24	2	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		900	(2)	40	38	1	0
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		900	(2)	(39)	(41)	0	(1)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		1,100	(3)	(49)	(52)	0	(2)
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		1,000	(3)	33	30	1	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		1,300	(3)	(34)	(37)	0	(2)
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		900	(2)	(20)	(22)	0	(1)
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		1,000	(3)	(6)	(9)	0	(1)
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		900	(2)	(15)	(17)	0	(1)
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		700	(2)	(16)	(18)	0	(1)
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		900	(3)	21	18	1	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		1,000	(4)	23	19	2	0
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		800	(3)	16	13	1	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		900	(3)	28	25	1	0
Receive	28-Day MXN-TIIE	7.000	Lunar	03/01/2029	MXN	50,470	0	37	37	0	(2)
Receive	28-Day MXN-TIIE	7.011	Lunar	03/01/2029		191,500	0	137	137	0	(6)
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029		3,900	0	2	2	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		165,200	(339)	(73)	(412)	0	(6)
Receive	28-Day MXN-TIIE	9.430	Lunar	10/19/2034		42,900	0	(166)	(166)	0	(3)
Receive	28-Day MXN-TIIE	9.390	Lunar	11/03/2034		31,300	0	(118)	(118)	0	(1)
Pay	28-Day MXN-TIIE	8.270	Lunar	03/07/2035		83,800	77	(33)	44	7	0
Receive	CPURNSA	2.502	Maturity	03/25/2030		$990	0	(4)	(4)	1	0
Receive	CPURNSA	2.522	Maturity	03/27/2030		38,600	0	(213)	(213)	57	0
Receive	CPURNSA	2.514	Maturity	10/29/2030		20,500	0	(117)	(117)	29	0
Receive	CPURNSA	2.482	Maturity	11/30/2033		5,800	18	(34)	(16)	10	0
Pay	CPURNSA	2.487	Maturity	04/03/2035		4,350	13	16	29	0	(7)
Receive	CPURNSA	2.480	Maturity	10/29/2035		71,990	0	(372)	(372)	118	0
Receive	CPURNSA	2.452	Maturity	07/20/2052		700	10	(1)	9	2	0
Receive	CPURNSA	2.423	Maturity	10/30/2055		1,700	0	2	2	4	0

							$694	$22,240	$22,934	$3,186	$(1,070)

Total Swap Agreements							$(12,832)	$20,875	$8,043	$3,187	$(1,079)

(k)

Securities with an aggregate market value of $45,452 and cash of $61,030 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)			This instrument has a forward starting effective date.
(l)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2026		$2,813	JPY	437,189	$0	$(19)
BOA	01/2026	CLP	46,517		$51	0	(1)
	01/2026	COP	2,813,550		738	0	(1)
	01/2026	INR	38,929		430	0	(3)
	01/2026	KRW	817,584		562	0	(5)
	01/2026	NOK	11,950		1,176	0	(10)
	01/2026	PHP	20,649		349	0	(1)
	01/2026	PLN	38,583		10,456	0	(291)
	01/2026	THB	40,217		1,242	0	(36)
	01/2026	TWD	39,941		1,310	38	0
	01/2026		$1,620	CAD	2,226	3	0
	01/2026		51	CLP	46,518	1	0
	01/2026		1,294	COP	4,889,600	0	(14)
	01/2026		1,367	EUR	1,161	0	(2)
	01/2026		1,060	KRW	1,549,519	15	0
	01/2026		130	PHP	7,670	0	0
	01/2026		3,135	PLN	11,471	60	0
	01/2026		239	TWD	7,529	1	0
	01/2026		939	ZAR	15,660	5	0
	02/2026	COP	619,186		$162	2	0
	02/2026	ILS	3,841		1,205	0	(1)
	03/2026	COP	4,070,967		1,060	10	0
	03/2026		$51	CLP	46,518	1	0
	03/2026		1,092	MXN	19,854	3	0
	03/2026		4,213	PEN	14,206	2	0
	04/2026		559	MXN	10,246	5	0
	06/2026	PEN	46,124		$13,655	16	0
BPS	01/2026	AUD	19,493		12,671	0	(339)
	01/2026	CHF	434		551	3	0
	01/2026	CNH	32,192		4,568	0	(51)
	01/2026	IDR	2,480,800		149	0	0
	01/2026	ILS	6,649		2,045	0	(43)
	01/2026	INR	105,480		1,170	0	(3)
	01/2026	JPY	381,400		2,468	32	0
	01/2026	KRW	707,499		480	0	(10)
	01/2026	NZD	11,250		6,393	0	(87)
	01/2026	PHP	62,883		1,065	0	(2)
	01/2026	PLN	9,768		2,676	0	(44)
	01/2026	TWD	277,395		9,001	169	0
	01/2026		$280	CLP	254,069	2	0
	01/2026		5,027	CNH	35,217	23	0
	01/2026		2,552	COP	9,683,060	0	(17)
	01/2026		1,030	EUR	878	3	0
	01/2026		1,772	IDR	29,633,083	3	0
	01/2026		540	INR	48,784	1	0
	01/2026		101	PHP	5,924	0	0
	01/2026		3,650	PLN	13,255	42	0
	01/2026		8,866	TWD	277,918	15	(31)
	01/2026		2,055	ZAR	34,268	11	0
	01/2026	ZAR	14,284		$854	0	(8)
	02/2026	COP	768,319		200	0	0
	02/2026		$1,184	INR	106,646	0	0
	02/2026		2,941	TWD	92,317	0	(6)
	03/2026	CZK	10,332		$496	0	(7)
	03/2026	TRY	4,126		90	0	(1)
	03/2026	TWD	117,322		3,777	48	0
	04/2026	BRL	5,800		1,015	0	(21)
	04/2026		$44,846	BRL	247,000	0	(697)
BRC	01/2026	DKK	37,119		$5,760	0	(83)
	01/2026	EUR	1,515		1,759	0	(23)
	01/2026	IDR	6,338,780		380	0	0
	01/2026	PHP	17,731		300	0	0
	01/2026		$1,212	AUD	1,813	0	(2)
	01/2026		1,798	MYR	7,370	20	0
	01/2026		506	PLN	1,844	7	0
	01/2026		1,524	TRY	68,375	65	0
	01/2026	ZAR	124,499		$7,187	0	(320)
	02/2026	ILS	1,634		507	0	(6)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

	02/2026	TRY	8,475		186	0	(5)
	02/2026		$6,050	TRY	274,322	175	0
	03/2026	CZK	2,088		$101	0	(1)
	03/2026		$3,220	MXN	59,620	68	0
	03/2026		7,528	TRY	344,038	95	0
BSH	01/2026	JPY	889,926		$5,718	32	0
	01/2026		$6,433	CLP	6,042,343	283	0
	02/2026	COP	772,285		$201	1	0
	02/2026	PEN	17,724		5,069	0	(196)
	02/2026		$950	PEN	3,249	15	0
	03/2026	CLP	828,500		$903	0	(18)
	03/2026	PEN	204		58	0	(2)
	04/2026	BRL	10,900		1,919	2	(31)
	04/2026	PEN	30,621		8,792	0	(286)
	05/2026		21,183		6,009	0	(263)
	06/2026		7,374		2,158	0	(22)
CBK	01/2026	AUD	1,274		853	3	0
	01/2026	BRL	4,114		750	3	(4)
	01/2026	CAD	2,661		1,907	0	(33)
	01/2026	CLP	46,518		51	0	(1)
	01/2026	COP	47,816,296		12,318	18	(202)
	01/2026	IDR	9,028,260		540	0	(1)
	01/2026	INR	8,929		99	0	0
	01/2026	KRW	144,344		98	0	(2)
	01/2026	NOK	4,035		399	0	(1)
	01/2026	NZD	2,164		1,249	3	0
	01/2026	PLN	928		257	0	(1)
	01/2026	THB	3,236		102	0	(1)
	01/2026	TWD	231,358		7,619	253	0
	01/2026		$4,628	AUD	6,962	18	0
	01/2026		1,476	BRL	8,227	25	0
	01/2026		1,040	CLP	953,271	18	0
	01/2026		3,224	CNH	22,504	5	0
	01/2026		633	COP	2,383,994	0	(1)
	01/2026		7,108	EUR	6,086	47	0
	01/2026		599	IDR	10,005,370	0	0
	01/2026		287	ILS	917	1	0
	01/2026		28,835	INR	2,576,447	25	(263)
	01/2026		1,460	KRW	2,141,415	25	0
	01/2026		1,619	NZD	2,782	0	(16)
	01/2026		1,910	PEN	6,447	6	0
	01/2026		347	PLN	1,247	0	0
	01/2026		2	THB	56	0	0
	01/2026		5,621	TWD	175,551	1	(33)
	01/2026		300	ZAR	5,096	8	0
	01/2026	ZAR	30,068		$1,752	0	(61)
	02/2026	BRL	4,114		733	0	(12)
	02/2026	COP	2,751,426		722	8	0
	02/2026	ILS	3,044		958	2	0
	02/2026	PEN	48,220		14,019	0	(306)
	02/2026		$7,348	COP	28,589,414	88	0
	02/2026		74	TWD	2,307	0	0
	03/2026	CLP	4,675,359		$5,018	0	(180)
	03/2026	COP	4,212,602		1,111	18	0
	03/2026	CZK	2,650		128	0	(1)
	03/2026	PEN	4,321		1,279	0	(3)
	03/2026	TWD	127,252		4,088	44	0
	03/2026		$6,007	PEN	20,347	30	0
	04/2026	COP	1,992,406		$520	8	0
	07/2026	PEN	11,419		3,317	0	(55)
	08/2026		$1,421	ZAR	25,306	82	0
	11/2026	PEN	12,951		$3,786	0	(16)
CIB	01/2026		$550	PEN	1,848	0	0
DUB	01/2026	ILS	2,734		$850	0	(9)
	01/2026	KRW	1,641,568		1,121	0	(17)
	01/2026	PEN	38,033		10,620	0	(686)
	01/2026		$2,502	ILS	7,982	4	0
	01/2026		6,335	INR	564,287	0	(72)
	01/2026		3,027	KRW	4,447,692	57	0
	01/2026		848	ZAR	14,256	12	0
	01/2026	ZAR	181,043		$10,390	0	(526)
	02/2026	ILS	7,980		2,502	0	(4)
	02/2026		$2,395	HUF	788,606	9	0
	02/2026		99	TWD	3,114	0	0
	06/2026	KZT	107,665		$200	0	(3)
FAR	01/2026	AUD	39,730		25,805	0	(710)
	01/2026	CHF	519		647	0	(9)
	01/2026	CNH	16,046		2,280	0	(23)
	01/2026	GBP	26,318		34,561	0	(914)
	01/2026	MXN	205,723		11,091	0	(307)
	01/2026	NZD	6,497		3,723	0	(19)
	01/2026	SGD	14		11	0	0
	01/2026		$1,325	ILS	4,247	9	0
	01/2026		4,523	PLN	16,548	86	0
	01/2026		865	ZAR	14,517	10	0
	01/2026	ZAR	153,846		$8,947	0	(330)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

	02/2026	ILS	4,246		1,325	0	(9)
	02/2026	PEN	30,963		8,842	0	(353)
GLM	01/2026	CHF	27,543		34,355	0	(448)
	01/2026	COP	301,083		79	0	0
	01/2026	ILS	7,981		2,470	0	(36)
	01/2026	KRW	1,616,466		1,098	0	(23)
	01/2026	SGD	47		36	0	0
	01/2026	THB	25,010		785	0	(9)
	01/2026		$4,692	CAD	6,445	11	(5)
	01/2026		2,406	CNH	16,961	28	0
	01/2026		955	IDR	15,942,485	0	0
	01/2026		250	INR	22,503	0	0
	01/2026		125	MYR	512	2	0
	01/2026		3,143	PLN	11,483	55	0
	01/2026		1,282	SGD	1,655	7	0
	01/2026	ZAR	114,400		$6,636	0	(263)
	02/2026	COP	990,853		259	1	0
	02/2026		$28,066	BRL	154,491	0	(86)
	02/2026		1,123	MXN	20,831	28	0
	02/2026		303	TRY	13,831	8	0
	03/2026	COP	386,664		$100	0	0
	03/2026	PEN	2,721		804	0	(3)
	03/2026		$816	BRL	4,491	0	(7)
	03/2026		1,315	MXN	24,399	32	0
	04/2026	BRL	54,000		$9,312	11	(351)
	04/2026		$3,460	MXN	63,676	41	0
JPM	01/2026	CNH	66,799		$9,485	0	(100)
	01/2026	HKD	50,561		6,506	5	0
	01/2026	ILS	28,812		8,848	0	(199)
	01/2026	INR	236,916		2,661	32	0
	01/2026	KRW	11,060,795		7,703	36	(4)
	01/2026	NZD	928		538	4	0
	01/2026	PLN	12,226		3,338	0	(68)
	01/2026		$1,986	CAD	2,728	3	0
	01/2026		2,894	CNH	20,329	23	0
	01/2026		271	ILS	866	1	0
	01/2026		2,476	INR	220,464	0	(29)
	01/2026		1,826	KRW	2,675,888	30	0
	01/2026		38	MXN	710	1	0
	01/2026		3,471	PLN	12,788	90	0
	01/2026		6,103	TWD	189,015	0	(85)
	01/2026	ZAR	41,932		$2,444	0	(85)
	02/2026	COP	384,660		100	0	0
	02/2026		$7,496	KRW	10,741,568	0	(47)
	02/2026		3,026	MXN	56,105	75	0
	03/2026	COP	387,165		$100	0	0
	03/2026	MXN	15		1	0	0
	03/2026		$2,806	MXN	51,541	38	0
	04/2026	BRL	176,300		$29,863	0	(1,649)
	04/2026		$1,062	MXN	19,572	14	0
	06/2026	ZAR	13,600		$767	0	(44)
MBC	01/2026	CAD	33,814		24,026	0	(624)
	01/2026	CHF	3,559		4,455	0	(42)
	01/2026	GBP	1,668		2,241	0	(8)
	01/2026	HKD	24		3	0	0
	01/2026	JPY	5,023,234		32,327	235	0
	01/2026	KRW	75,898		52	0	(1)
	01/2026	NOK	3,830		379	0	(1)
	01/2026	NZD	2,160		1,248	4	0
	01/2026	SEK	95,887		10,065	0	(355)
	01/2026	SGD	45,874		35,355	0	(356)
	01/2026	THB	1,595		49	0	(1)
	01/2026		$2,944	CAD	4,071	24	0
	01/2026		2,487	CHF	1,986	22	0
	01/2026		2,119	EUR	1,818	18	0
	01/2026		370	INR	33,530	2	0
	01/2026		927	PLN	3,400	20	0
	01/2026		1,088	SEK	10,140	14	0
	01/2026		368	TWD	11,612	2	0
	01/2026		429	ZAR	7,223	6	0
	02/2026		516	MXN	9,559	12	0
	03/2026		855		15,729	14	0
	04/2026		853		15,747	13	0
MYI	01/2026	ILS	5		$2	0	0
	01/2026	MXN	22,973		1,269	0	(4)
	01/2026		$1,650	CAD	2,295	22	0
	01/2026		1,266	GBP	951	16	0
	01/2026		884	INR	80,101	5	0
	01/2026		16	JPY	2,416	0	0
	01/2026		1,516	KRW	2,216,698	21	0
	01/2026		251	MYR	1,033	4	0
	01/2026		610	PHP	35,783	0	(3)
	02/2026	ILS	6,021		$1,870	0	(21)
	04/2026		$469	MXN	8,545	1	0
NGF	01/2026	KRW	2,690,979		$1,839	0	(27)
	01/2026		$2,032	KRW	2,983,375	37	0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

03/2026	105	TRY	4,792	1	0
RBC	01/2026	1,231	KRW	1,806,809	22	0
SCX	01/2026	CHF	788	$984	0	(12)
01/2026	CNH	31,995	4,541	0	(50)
01/2026	EUR	1,184	1,377	0	(15)
01/2026	INR	112,823	1,266	15	(2)
01/2026	JPY	690,336	4,439	29	0
01/2026	TWD	43,302	1,421	43	0
01/2026	$2,016	HKD	15,677	0	(1)
01/2026	2,452	IDR	41,004,919	3	0
01/2026	1,201	INR	108,131	1	(1)
01/2026	2,613	JPY	408,100	0	(5)
11/2026	NGN	161,750	$100	0	0
SOG	01/2026	EUR	147,212	170,437	0	(2,641)
01/2026	JPY	2,582,440	16,512	13	0
01/2026	$900	TWD	28,199	0	(2)
02/2026	517	MXN	9,564	12	0
03/2026	CLP	5,579,406	$5,757	0	(446)
03/2026	MXN	271,087	14,466	0	(482)
03/2026	$13,301	MXN	249,183	439	0
03/2026	3	PEN	10	0	0
UAG	01/2026	CHF	82	$102	0	(2)
01/2026	COP	29,201,289	7,429	0	(233)
01/2026	$3,320	PLN	12,044	35	0
01/2026	ZAR	177,344	$10,197	0	(497)
02/2026	$739	MXN	13,711	19	0
03/2026	CLP	5,035,406	$5,412	0	(186)
03/2026	COP	43,020,612	10,952	0	(196)

Total Forward Foreign Currency Contracts	$3,903	$(17,948)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650%	05/20/2026	307,400	$605	$457

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	41,500	$62	$23
Call - OTC USD versus HKD	7.800	08/24/2026	59,300	82	33
Put - OTC USD versus KRW	KRW	1,419.000	02/12/2026	4,610	29	27
Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	11,560	507	933
BRC	Put - OTC USD versus KRW	KRW	1,423.000	02/12/2026	1,500	9	10
GLM	Put - OTC USD versus BRL	BRL	5.390	02/04/2026	6,850	102	37
Call - OTC USD versus HKD	HKD	7.800	08/14/2026	10,100	13	6
MBC	Call - OTC USD versus HKD	7.800	08/14/2026	20,400	27	11
Call - OTC USD versus HKD	7.800	08/24/2026	22,200	33	12

$864	$1,092

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	232,900	$165	$103
Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.230	03/30/2026	24,000	184	68
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	03/02/2026	25,300	150	42
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.194	03/04/2026	6,500	21	6
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.758	03/30/2026	12,000	95	57
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.146	04/15/2026	14,700	118	28
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	2,500	22	5
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	1,300	17	5
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	2,600	22	5
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	1,300	17	5
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	2,800	21	8
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	1,400	17	7

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	2,800	22	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	1,400	17	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	7,200	634	506
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	7,200	634	628
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	7,200	623	553
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	7,200	623	584
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	10,900	939	849
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	10,900	939	874
BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	21,000	1,695	1,197
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	27,400	2,211	2,080
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	1,576,700	7,919	5,520
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	1,576,700	7,919	7,728
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.189	01/02/2026	19,400	83	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.442	03/24/2026	27,900	137	121
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	23,200	172	56
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	30,700	2,659	2,333
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	24,300	2,101	1,846
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.751	10/14/2026	199,900	178	125
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.407	03/18/2026	35,400	177	123
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	37,700	3,319	2,714
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	37,700	3,319	3,229
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	61,000	4,923	3,477
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	79,800	6,440	6,058
JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.260	04/28/2026	26,800	255	88
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	02/18/2026	68,300	142	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	3,500	29	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	1,800	23	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	2,600	21	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	1,300	17	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	2,800	23	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	1,400	17	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	11,100	978	799
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	11,100	978	951
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	248,900	193	112
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	256,200	191	100
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	249,600	187	113
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.421	03/30/2026	27,200	140	115
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	2,600	18	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	32,600	425	139
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	29,000	576	240
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	29,000	427	207
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	2,800	22	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	1,400	17	7

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	7,400	652	533
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	7,400	652	634

$54,515	$45,048

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2056	$97.375	02/05/2026	$15,200	$19	$3
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056	98.906	02/05/2026	57,400	38	1
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056	98.922	02/05/2026	55,600	37	1

$94	$5

Total Purchased Options	$56,078	$46,602

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525%	01/21/2026	44,600	$(54)	$(56)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.550	01/21/2026	131,690	(242)	(293)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.575	01/21/2026	22,300	(51)	(73)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	02/18/2026	121,900	(180)	(182)
Put - OTC CDX.IG-45 5-Year Index	Sell	0.525	02/18/2026	27,800	(43)	(29)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.500	05/20/2026	69,300	(90)	(87)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	05/20/2026	277,300	(517)	(517)
RBC	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	02/18/2026	4,700	(7)	(7)

$(1,184)	$(1,244)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	41,500	$(23)	$(14)
Call - OTC USD versus HKD	7.850	08/24/2026	59,300	(27)	(20)
Put - OTC USD versus KRW	KRW	1,383.000	02/12/2026	4,610	(10)	(8)
Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	23,130	(490)	(874)
BRC	Put - OTC USD versus KRW	KRW	1,385.000	02/12/2026	1,500	(3)	(3)
GLM	Put - OTC USD versus BRL	BRL	5.160	02/04/2026	6,850	(19)	(2)
Call - OTC USD versus BRL	5.680	02/04/2026	6,850	(84)	(53)
Call - OTC USD versus HKD	HKD	7.850	08/14/2026	10,100	(4)	(3)
MBC	Call - OTC USD versus HKD	7.850	08/14/2026	20,400	(9)	(7)
Call - OTC USD versus HKD	7.850	08/24/2026	22,200	(11)	(7)

$(680)	$(991)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.617%	03/02/2026	27,700	$(149)	$(178)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.646	04/15/2026	17,700	(136)	(152)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	300	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622	01/29/2026	2,500	(5)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	2,500	(5)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.066	02/05/2026	10,400	(17)	(9)
DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.689	01/02/2026	21,700	(83)	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.742	03/24/2026	29,400	(137)	(140)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	24,500	(172)	(208)
FAR	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.707	03/18/2026	36,800	(177)	(191)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	3,400	(8)	0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	3,400	(8)	(1)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	1,900	(4)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	1,900	(4)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	2,100	(6)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	2,100	(6)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.180	02/05/2026	30,000	(27)	(9)
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.560	04/28/2026	27,300	(255)	(331)
MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.721	03/30/2026	29,200	(140)	(163)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	2,800	(19)	(24)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	2,600	(7)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	2,600	(7)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	2,300	(5)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	2,300	(5)	(1)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	2,500	(6)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	2,500	(6)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.186	02/05/2026	31,000	(27)	(9)

$(1,423)	$(1,435)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	$97.375	01/07/2026	$8,200	$(23)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056	102.133	03/05/2026	21,700	(58)	(16)
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056	102.141	03/05/2026	32,500	(82)	(25)

$(163)	$(41)

Total Written Options	$(3,450)	$(3,711)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Saudi Arabia Government International Bonds	1.000%	Quarterly	12/20/2035	1.056%	$2,800	$(2)	$(10)	$0	$(12)
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	1,071	0	9	9	0
Petroleos Mexicanos «	4.850	Monthly	07/06/2026	453	0	4	4	0
GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706	500	(4)	3	0	(1)
JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	1.033	6,600	43	(58)	0	(15)

$37	$(52)	$13	$(28)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	6,790	$1,525	$75	$1,600	$0
BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	14,210	3,276	73	3,349	0
CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	10,153	2,309	84	2,393	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	22,330	5,164	99	5,263	0
MYC	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	3,570	830	12	842	0
SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$7,098	(109)	76	0	(33)

$12,995	$419	$13,447	$(33)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	RU20INTR Index	3,684	4.140% (SOFR less a specified spread)	Monthly	12/09/2026	$50,119	$0	$(171)	$0	$(171)
BPS	Receive	RADMFENT Index	5,602	4.320% (FEDL01 plus a specified spread)	Monthly	02/04/2026	11,760	0	(43)	0	(43)
	Receive	RADMFENT Index	16,192	4.370% (SOFR plus a specified spread)	Monthly	03/04/2026	33,992	0	(127)	0	(127)
	Receive	RADMFENT Index	19,773	4.290% (SOFR plus a specified spread)	Monthly	04/15/2026	41,509	0	(152)	0	(152)
	Receive	RADMFENT Index	14,573	4.220% (SOFR plus a specified spread)	Monthly	05/20/2026	30,593	0	(110)	0	(110)
BRC	Receive	NDDUEAFE Index	7,426	3.970% (SOFR plus a specified spread)	Monthly	08/19/2026	78,751	0	(266)	0	(266)
CBK	Receive	NDDUEAFE Index	232	4.020% (SOFR plus a specified spread)	Monthly	10/07/2026	2,460	0	(8)	0	(8)
CIB	Receive	RU20INTR Index	3,956	4.020% (SOFR plus a specified spread)	Monthly	07/08/2026	53,820	0	(197)	0	(197)
GST	Receive	RU20INTR Index	956	4.020% (SOFR plus a specified spread)	Monthly	01/07/2026	13,128	0	(48)	0	(48)
	Receive	NDDUEAFE Index	105	4.000% (SOFR plus a specified spread)	Monthly	06/10/2026	1,113	0	(4)	0	(4)
JPM	Receive	RADMFXNT Index	23,270	3.990% (SOFR plus a specified spread)	Monthly	05/20/2026	55,581	0	(190)	0	(190)
	Receive	RADMFENT Index	58,970	4.000% (SOFR plus a specified spread)	Monthly	06/03/2026	140,850	0	(482)	0	(482)
	Receive	RADMFENT Index	59,236	4.380% (SOFR plus a specified spread)	Monthly	06/03/2026	124,354	0	(464)	0	(464)
	Receive	NDDUEAFE Index	13,553	3.975% (SOFR plus a specified spread)	Monthly	07/08/2026	143,727	0	(487)	0	(487)
	Receive	RADMFENT Index	10,191	3.680% (SOFR less a specified spread)	Monthly	07/08/2026	28,120	0	(94)	0	(94)
	Receive	RADMFENT Index	13,760	4.000% (SOFR plus a specified spread)	Monthly	07/08/2026	32,866	0	(113)	0	(113)
	Receive	RADMFENT Index	79,112	4.340% (SOFR plus a specified spread)	Monthly	07/08/2026	166,079	0	(603)	0	(603)
	Receive	RADMFENT Index	4,994	3.710% (SOFR plus a specified spread)	Monthly	07/15/2026	13,780	0	(46)	0	(46)
	Receive	ERAUSLT Index	35,220	4.30% (SOFR plus a specified spread)	Monthly	08/05/2026	24,714	0	(96)	0	(96)
	Receive	ERADXULN Index	828	4.090% (SOFR plus a specified spread)	Monthly	09/23/2026	2,108	0	(7)	0	(7)
	Receive	ERAUSLT Index	14,992	4.230% (SOFR less a specified spread)	Monthly	12/09/2026	123,700	0	(430)	0	(430)
	Receive	ERAUSLT Index	42,491	4.330% (SOFR less a specified spread)	Monthly	12/09/2026	29,816	0	(106)	0	(106)
MBC	Receive	ERAUSLT Index	493	4.10% (SOFR plus a specified spread)	Monthly	02/04/2026	4,068	0	(15)	0	(15)
MEI	Receive	ERAEMLN Index	82,035	4.330% (SOFR plus a specified spread)	Monthly	07/08/2026	220,331	0	(809)	0	(809)
	Receive	ERAEMLN Index	2,148	4.290% (SOFR plus a specified spread)	Monthly	08/05/2026	5,769	0	(21)	0	(21)
	Receive	ERADXULN Index	8,859	3.965% (SOFR plus a specified spread)	Monthly	08/19/2026	22,558	0	(75)	0	(75)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

MYI	Receive	ERAUSLT Index	4,546	4.580% (FEDL01 plus a specified spread)	Monthly	01/07/2026	15,995	0	(62)	0	(62)
	Receive	RU20INTR Index	453	4.000% (SOFR plus a specified spread)	Monthly	02/04/2026	6,163	0	(23)	0	(23)
	Receive	ERAUSLT Index	9,765	4.150% (SOFR plus a specified spread)	Monthly	03/11/2026	80,572	0	(293)	0	(293)
	Receive	ERADXULT Index	2,293	4.655% (SOFR plus a specified spread)	Monthly	04/01/2026	8,068	0	(32)	0	(32)
	Receive	NDDUEAFE Index	954	3.980% (SOFR plus a specified spread)	Monthly	05/20/2026	10,117	0	(34)	0	(34)
	Receive	ERADXULN Index	49,127	3.920% (SOFR plus a specified spread)	Monthly	06/03/2026	125,095	0	(414)	0	(414)
	Receive	NDDUEAFE Index	3,376	3.990% (SOFR plus a specified spread)	Monthly	06/03/2026	35,802	0	(122)	0	(122)
	Receive	NDDUEAFE Index	3,758	3.940% (SOFR plus a specified spread)	Monthly	07/08/2026	39,853	0	(134)	0	(134)
	Receive	NDDUEAFE Index	4,676	4.055% (SOFR plus a specified spread)	Monthly	11/18/2026	49,588	0	(171)	0	(171)
UAG	Receive	NDDUEAFE Index	5,359	4.055% (SOFR plus a specified spread)	Monthly	11/18/2026	56,831	0	(197)	0	(197)

								$0	$(6,646)	$0	$(6,646)

Total Swap Agreements								$13,032	$(6,279)	$13,460	$(6,707)

(m)

Securities with an aggregate market value of $16,645 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)						Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Loan Participations and Assignments						$0	$3,633	$2,374		$6,007
Corporate Bonds & Notes
Banking & Finance						0	58,406	1,179		59,585
Industrials						0	18,064	0		18,064
Utilities						0	8,311	0		8,311
Municipal Bonds & Notes
California						0	1,006	0		1,006
Illinois						0	351	0		351
Nebraska						0	22	0		22
Ohio						0	55	0		55
Pennsylvania						0	6	0		6
Washington						0	650	0		650
U.S. Government Agencies						0	1,868,735	0		1,868,735
U.S. Treasury Obligations						0	72,048	0		72,048
Non-Agency Mortgage-Backed Securities						0	138,829	0		138,829
Asset-Backed Securities
Automobile Sequential						0	28,321	0		28,321
CMBS Other						0	57,944	0		57,944
Home Equity Other						0	286,077	0		286,077
Home Equity Sequential						0	8	0		8
Whole Loan Collateral						0	44,203	0		44,203

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Other ABS	0	127,057	0	127,057
Sovereign Issues	0	252,553	0	252,553
Exchange-Traded Funds	195,959	0	0	195,959
Short-Term Instruments
Repurchase Agreements	0	321,600	0	321,600
Nigeria Treasury Bills	0	2,649	0	2,649
South Africa Treasury Bills	0	798	0	798
U.S. Treasury Bills	0	10,260	0	10,260

	$195,959	$3,301,586	$3,553	$3,501,098
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$40	$0	$0	$40

Total Investments	$195,999	$3,301,586	$3,553	$3,501,138

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(273,959)	$0	$(273,959)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,938	3,519	0	5,457
Over the counter	0	63,952	13	63,965

	$1,938	$67,471	$13	$69,422
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(168)	(2,098)	0	(2,266)
Over the counter	0	(28,366)	0	(28,366)

	$(168)	$(30,464)	$0	$(30,632)

Total Financial Derivative Instruments	$1,770	$37,007	$13	$38,790

Totals	$197,769	$3,064,634	$3,566	$3,265,969

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 186.5% ¤
CORPORATE BONDS & NOTES 1.0%
BANKING & FINANCE 0.5%
Ally Financial, Inc. 8.000% due 11/01/2031		$176	$200
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		21	20
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045	PEN	1,100	347
HSBC Holdings PLC 6.000% due 03/29/2040	GBP	274	372
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	64	8
1.500% due 10/01/2053		2,306	283
2.000% due 10/01/2053		3,937	518
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		3,916	468
Nykredit Realkredit AS
2.000% due 10/01/2053		11	1
Realkredit Danmark AS
1.500% due 10/01/2053		46,579	5,898
2.000% due 10/01/2053		1,757	208
2.500% due 04/01/2047		2	0
3.000% due 10/01/2053		9,780	1,451
UBS Group AG
1.000% due 06/24/2027 •	EUR	100	117
2.125% due 11/15/2029 •	GBP	100	127
2.875% due 04/02/2032 •	EUR	100	115

			10,133

INDUSTRIALS 0.5%
Beignet Investor LLC 6.581% due 05/30/2049		$8,800	9,305
VMware LLC 3.900% due 08/21/2027		39	39

			9,344

UTILITIES 0.0%
Verizon Communications, Inc.
2.355% due 03/15/2032		46	41
5.401% due 07/02/2037		282	285

			326

Total Corporate Bonds & Notes (Cost $20,700)			19,803

U.S. GOVERNMENT AGENCIES 19.6%
Federal Home Loan Mortgage Corp.
4.000% due 04/01/2050 - 01/01/2053		438	418
4.500% due 07/01/2052 - 08/01/2052		288	282
5.500% due 08/01/2054		32,100	32,586
6.000% due 02/01/2054		72	74
6.181% due 10/01/2036 •		1	1
6.195% due 09/01/2036 •		1	1
6.395% due 07/01/2036 •		4	4
6.500% due 10/01/2053 - 02/01/2054		329	342
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.920% due 01/25/2026		706	704
Federal Home Loan Mortgage Corp. REMICS
4.478% due 07/15/2036 •		11	11
4.548% due 05/15/2032 •		72	72
4.698% due 12/15/2037 •		16	16
4.718% due 10/15/2037 •		31	31
4.814% due 11/25/2054 •		8,760	8,797
4.824% due 10/25/2054 - 03/25/2055 •		2,866	2,887
5.024% due 03/25/2055 •		3,457	3,469
5.174% due 03/25/2055 •		1,656	1,667
Federal Home Loan Mortgage Corp. STRIPS 4.548% due 09/15/2042 •		1	1
Federal National Mortgage Association
3.500% due 02/01/2045 - 05/01/2052		314	291
4.000% due 09/01/2048 - 08/01/2052		1,716	1,631

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2025 (Unaudited)

4.500% due 09/01/2052	541	531
5.277% due 09/01/2044 - 10/01/2044 •	1	2
6.000% due 03/01/2054	15,571	16,001
6.497% due 05/01/2038 •	141	147
Federal National Mortgage Association REMICS
4.239% due 06/25/2048 •	2,674	2,624
4.419% due 10/25/2036 •	1	1
4.439% due 08/25/2037 •	31	30
4.904% due 06/25/2055 •	1,683	1,695
5.024% due 03/25/2055 •	1,850	1,857
5.034% due 03/25/2055 •	1,735	1,743
Government National Mortgage Association
0.000% due 10/16/2053 ~(a)	71	0
3.500% due 06/20/2052 - 04/20/2055	62,217	57,024
Government National Mortgage Association REMICS
4.248% due 02/20/2049 •	305	299
4.287% due 10/20/2043 •	184	178
4.818% due 07/20/2073 •	17,956	18,124
4.927% due 08/20/2068 •	525	529
5.018% due 05/20/2073 •	382	389
5.088% due 09/20/2055 •	19,396	19,480
U.S. Small Business Administration
5.160% due 02/01/2028	1	1
5.310% due 05/01/2027	1	1
5.510% due 11/01/2027	1	1
5.870% due 07/01/2028	1	1
6.770% due 11/01/2028	1	1
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2056	18,900	17,918
4.500% due 02/01/2056	51,700	50,430
6.000% due 02/01/2056	101,600	104,272
6.500% due 02/01/2056	54,000	56,134

Total U.S. Government Agencies (Cost $401,053)		402,698

U.S. TREASURY OBLIGATIONS 108.5%
U.S. Treasury Bonds
4.875% due 08/15/2045 (m)	288	291
U.S. Treasury Inflation Protected Securities (f)
0.125% due 02/15/2051	23,649	12,791
0.125% due 02/15/2052 (m)	21,171	11,215
0.250% due 02/15/2050	22,670	13,067
0.625% due 02/15/2043	23,560	17,555
0.750% due 02/15/2042	35,406	27,596
0.750% due 02/15/2045	41,205	30,079
0.875% due 02/15/2047	24,962	18,019
1.000% due 02/15/2046	27,071	20,434
1.000% due 02/15/2048	20,730	15,160
1.000% due 02/15/2049	22,208	15,994
1.375% due 02/15/2044	29,840	25,012
1.500% due 02/15/2053	32,423	25,309
1.750% due 01/15/2028 (k)	18,607	18,749
2.125% due 02/15/2040 (m)	7,463	7,395
2.125% due 02/15/2041	12,323	12,076
2.125% due 02/15/2054	25,675	23,094
2.375% due 01/15/2027	25,349	25,553
2.375% due 02/15/2055 (i)	27,757	26,360
2.500% due 01/15/2029	14,256	14,718
3.375% due 04/15/2032 (m)	134	148
3.875% due 04/15/2029 (k)(m)	925	997
0.125% due 04/15/2026 (k)	5,550	5,502
0.125% due 07/15/2026	37,689	37,471
0.125% due 10/15/2026 (i)	56,242	55,723
0.125% due 04/15/2027 (k)	31,021	30,466
0.125% due 01/15/2030 (i)	75,616	71,740
0.125% due 07/15/2030 (i)	61,212	57,785
0.125% due 01/15/2031 (i)	85,842	80,043
0.125% due 07/15/2031 (i)	76,912	71,286
0.125% due 01/15/2032 (i)	70,594	64,529
0.250% due 07/15/2029 (i)	46,334	44,654
0.375% due 01/15/2027	45,156	44,602
0.375% due 07/15/2027	44,158	43,653
0.500% due 01/15/2028	44,873	44,092
0.625% due 07/15/2032 (i)	88,868	83,401
0.750% due 07/15/2028	38,784	38,328
0.875% due 01/15/2029 (i)(k)(m)	67,818	66,786
1.125% due 10/15/2030	44,291	43,626
1.125% due 01/15/2033 (i)	90,399	86,769
1.250% due 04/15/2028 (i)(k)(m)	70,777	70,504
1.375% due 07/15/2033 (i)(m)	79,657	77,673
1.625% due 10/15/2027 (i)	59,465	59,924
1.625% due 10/15/2029 (i)	78,334	79,124
1.625% due 04/15/2030 (i)	62,598	62,930
1.750% due 01/15/2034 (i)	75,948	75,547
1.875% due 07/15/2034 (i)	106,361	106,826
1.875% due 07/15/2035 (i)	94,811	94,586

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2025 (Unaudited)

2.125% due 04/15/2029 (i)		90,110	92,032
2.125% due 01/15/2035 (i)		95,743	97,467
2.375% due 10/15/2028 (i)		75,795	78,068
U.S. Treasury Notes
4.250% due 08/15/2035 (m)		451	454

Total U.S. Treasury Obligations (Cost $2,239,504)			2,227,203

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.0%
Alliance Bancorp Trust 4.326% due 07/25/2037 •		1,190	1,065
Banc of America Funding Trust 4.443% due 05/20/2036 ~		19	17
Bear Stearns ALT-A Trust 4.718% due 07/25/2035 ~		47	29
Bear Stearns ARM Trust
4.214% due 07/25/2036 ~		9	7
4.422% due 02/25/2036 ~		20	19
5.477% due 01/25/2035 ~		4	4
6.470% due 01/25/2035 ~		6	6
Chase Mortgage Finance Trust
5.691% due 02/25/2037 ~		6	6
6.731% due 02/25/2037 ~		3	3
CHL Mortgage Pass-Through Trust
4.589% due 08/20/2035 ~		71	68
4.773% due 11/20/2034 ~		10	9
5.500% due 01/25/2035		13	14
6.000% due 04/25/2036		39	19
CHL Reperforming Loan Trust REMICS 4.186% due 06/25/2035 •		3	2
Citigroup Mortgage Loan Trust, Inc.
6.040% due 11/25/2035 •		2	2
6.746% due 03/25/2034 ~		4	4
Countrywide Alternative Loan Trust
5.500% due 04/25/2035		905	737
5.500% due 11/25/2035		7	6
6.000% due 03/25/2037		649	216
6.500% due 09/25/2037		164	57
CSFB Mortgage-Backed Pass-Through Certificates 4.546% due 10/25/2035 •		36	16
CSMC Trust 4.129% due 10/26/2036 ~		2	2
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 4.799% due 04/25/2047 •		108	99
Eurosail-U.K. PLC 4.851% due 06/13/2045 •	GBP	34	46
First Horizon Alternative Mortgage Securities Trust
4.958% due 04/25/2035 ~		$11	10
6.000% due 02/25/2037		58	20
Government National Mortgage Association REMICS 4.688% due 09/20/2075 •		18,155	18,216
GSR Mortgage Loan Trust
4.521% due 01/25/2036 ~		5	5
4.970% due 11/25/2035 ~		4	4
HarborView Mortgage Loan Trust
4.106% due 03/19/2037 •		55	51
4.256% due 12/19/2036 •		750	612
4.286% due 05/19/2035 •		35	34
4.466% due 11/19/2035 •		22	14
4.528% due 06/20/2035 •		28	26
IndyMac INDA Mortgage Loan Trust 3.197% due 11/25/2035 ~		12	9
IndyMac INDX Mortgage Loan Trust
4.266% due 07/25/2036 •		68	67
4.406% due 07/25/2035 •		307	225
JP Morgan Alternative Loan Trust
4.246% due 06/25/2037 •		801	292
6.810% due 08/25/2036 þ		75	74
MASTR Adjustable Rate Mortgages Trust 5.633% due 11/21/2034 ~		6	6
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 4.605% due 09/15/2030 •		1	1
Merrill Lynch Mortgage Investors Trust
4.766% due 06/25/2035 ~		7	7
5.223% due 12/25/2034 ~		3	2
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		325	316
Project Cashmere 4.543% due 12/30/2057 «(b)	AUD	26,400	17,618
RALI Trust 6.000% due 09/25/2036		$46	37
Residential Asset Securitization Trust
4.246% due 05/25/2035 •		131	78
5.750% due 03/25/2037		51	15
6.500% due 09/25/2036		888	255

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2025 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust
4.937% due 11/25/2034 •	43	41
5.005% due 03/25/2036 ~	14	11
Structured Asset Mortgage Investments II Trust
4.266% due 05/25/2036 •	6	4
4.526% due 05/19/2035 •	2	2
Thornburg Mortgage Securities Trust 5.463% due 03/25/2037 •	141	100
WaMu Mortgage Pass-Through Certificates Trust
4.325% due 08/25/2036 ~	1	1
4.586% due 11/25/2034 •	11	11
4.586% due 01/25/2045 •	14	14
4.646% due 01/25/2045 •	15	15
4.966% due 01/25/2035 ~	2	2
5.362% due 06/25/2034 ~	2	2
5.974% due 10/25/2034 ~	2	2
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035	9	7
Wells Fargo Mortgage-Backed Securities Trust 6.064% due 04/25/2036 ~	10	10

Total Non-Agency Mortgage-Backed Securities (Cost $41,529)		40,669

ASSET-BACKED SECURITIES 7.0%
CMBS OTHER 0.4%
Arbor Realty Commercial Real Estate Notes Ltd. 5.215% due 11/15/2036 •	2,013	2,026
MF1 Ltd. 4.929% due 10/16/2036 •	3,096	3,094
Starwood Ltd. 5.049% due 04/18/2038 •	2,849	2,852

		7,972

HOME EQUITY OTHER 1.4%
ACE Securities Corp. Home Equity Loan Trust
4.746% due 12/25/2034 •	38	35
4.971% due 04/25/2035 •	2,000	1,837
Argent Mortgage Loan Trust 4.326% due 05/25/2035 •	57	53
Asset-Backed Securities Corp. Home Equity Loan Trust 4.306% due 11/25/2036 •	306	302
Bear Stearns Asset-Backed Securities I Trust 4.506% due 02/25/2036 •	494	491
BNC Mortgage Loan Trust 4.166% due 11/25/2036 •	293	287
Citigroup Mortgage Loan Trust, Inc. 4.251% due 05/25/2037 •	2,400	2,282
Countrywide Asset-Backed Certificates 4.346% due 03/25/2037 •	77	76
Countrywide Asset-Backed Certificates Trust
4.036% due 11/25/2037 •	1,986	1,916
4.126% due 05/25/2035 •	188	183
4.126% due 07/25/2037 •	56	52
4.246% due 09/25/2037 •	15	14
4.326% due 05/25/2036 •	659	576
4.626% due 11/25/2034 •	19	18
4.881% due 12/25/2035 •	269	266
5.571% due 11/25/2034 •	2,920	2,693
5.805% due 04/25/2036 ~	46	42
Fremont Home Loan Trust
4.116% due 10/25/2036 •	86	79
4.126% due 01/25/2037 •	166	86
4.326% due 10/25/2036 •	622	249
4.686% due 03/25/2035 •	1,701	1,439
GSAMP Trust
4.246% due 11/25/2036 •	79	37
4.581% due 09/25/2035 •	4	3
4.821% due 03/25/2035 •	87	85
Home Equity Mortgage Loan Asset-Backed Trust
4.066% due 04/25/2037 •	77	61
4.616% due 11/25/2034 •	13	13
HSI Asset Securitization Corp. Trust 4.386% due 02/25/2036 •	20	20
Long Beach Mortgage Loan Trust 4.086% due 08/25/2036 •	68	27
MASTR Asset-Backed Securities Trust 4.186% due 06/25/2036 •	176	165
Merrill Lynch Mortgage Investors Trust
4.266% due 02/25/2037 •	1,266	358
4.566% due 10/25/2035 •	1,223	1,202
Morgan Stanley ABS Capital I, Inc. Trust
3.976% due 10/25/2036 •	474	428
4.746% due 05/25/2034 •	1,181	1,154

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2025 (Unaudited)

4.881% due 07/25/2035 •		335	331
Option One Mortgage Loan Trust
4.086% due 04/25/2037 •		2,601	1,290
4.126% due 01/25/2037 •		177	116
4.126% due 03/25/2037 •		138	93
Ownit Mortgage Loan Trust 4.126% due 09/25/2037 •		3,739	3,343
Renaissance Home Equity Loan Trust
4.706% due 06/25/2033 •		1,199	1,088
4.946% due 09/25/2037 •		729	291
5.294% due 01/25/2037 þ		7,262	2,191
Residential Asset Securities Corporation Trust
4.126% due 09/25/2036 •		808	804
4.326% due 08/25/2036 •		252	226
Saxon Asset Securities Trust 4.156% due 09/25/2037 •		40	39
Securitized Asset-Backed Receivables LLC Trust 4.521% due 10/25/2035 •		1,054	1,030
Soundview Home Loan Trust
4.046% due 06/25/2037 •		630	438
4.796% due 10/25/2037 •		79	63
Structured Asset Securities Corp. Mortgage Loan Trust 4.416% due 10/25/2036 •		116	116
Wells Fargo Home Equity Asset-Backed Securities Trust 6.246% due 12/25/2034 •		64	64

			28,052

MANUFACTURING HOUSE ABS OTHER 0.0%
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		751	718

WHOLE LOAN COLLATERAL 0.6%
Bear Stearns Asset-Backed Securities Trust 4.846% due 09/25/2046 •		24	22
Citigroup Mortgage Loan Trust 4.551% due 03/25/2037 •		4,100	4,016
Citigroup Mortgage Loan Trust, Inc. 4.341% due 10/25/2036 •		254	251
First Franklin Mortgage Loan Trust
4.551% due 11/25/2036 •		342	337
4.716% due 09/25/2035 •		61	61
IndyMac INDB Mortgage Loan Trust 3.986% due 07/25/2036 •		818	258
Lehman XS Trust 4.377% due 06/25/2036 þ		133	131
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 4.606% due 12/25/2035 •		282	280
Securitized Asset-Backed Receivables LLC Trust 4.346% due 05/25/2036 •		788	425
Specialty Underwriting & Residential Finance Trust
4.166% due 09/25/2037 •		9,596	4,717
4.246% due 04/25/2037 •		2,543	1,888

			12,386

OTHER ABS 4.6%
522 Funding CLO Ltd. 5.186% due 10/20/2031 •		131	131
AMMC CLO 24 Ltd. 5.084% due 01/20/2035 •		3,000	3,001
Anchorage Capital CLO 21 Ltd. 4.934% due 10/20/2034 •		2,800	2,798
Arbour CLO DAC 3.394% due 05/15/2038 •	EUR	3,500	4,122
Bain Capital Credit CLO Ltd. 4.850% due 04/23/2035 •		$6,700	6,698
Bain Capital Euro CLO DAC
2.744% due 01/20/2032 •	EUR	585	688
3.265% due 01/22/2038 •		1,400	1,647
BlackRock European CLO VII DAC 2.629% due 10/15/2031 •		532	626
BlueMountain Fuji EUR CLO V DAC 2.919% due 01/15/2033 •		1,367	1,608
Cairn CLO X DAC 2.789% due 10/15/2031 •		1,138	1,338
Capital Four CLO X DAC 3.279% due 10/25/2038 •		2,000	2,352
Capital Street Master Trust 5.324% due 10/16/2028 •		$1,000	1,000
Carlyle Euro CLO DAC 2.709% due 01/15/2031 •	EUR	1,100	1,293
Carlyle Global Market Strategies CLO Ltd. 4.974% due 07/20/2034 •		$5,700	5,703

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2025 (Unaudited)

Carlyle Global Market Strategies Euro CLO Ltd. 2.814% due 11/15/2031 •	EUR	479	563
CQS U.S. CLO Ltd. 5.084% due 01/20/2035 •		$1,900	1,902
Crown Point CLO 7 Ltd. 5.114% due 10/20/2031 •		219	219
Dryden 27 R Euro CLO DAC 2.686% due 04/15/2033 •	EUR	823	968
Dryden 52 Euro CLO DAC 2.924% due 05/15/2034 •		1,009	1,187
Euro-Galaxy III CLO DAC 2.686% due 04/24/2034 •		299	351
Greywolf CLO IV Ltd. 5.122% due 04/17/2034 •		$1,950	1,952
Guggenheim CLO Ltd. 5.055% due 01/15/2035 •		3,400	3,396
Hayfin Emerald CLO V DAC 3.274% due 11/17/2037 •	EUR	1,100	1,291
Hayfin Emerald CLO X DAC 3.251% due 10/18/2039 •		4,600	5,411
Henley CLO VI DAC 3.065% due 06/10/2034 •		1,900	2,235
Jamestown CLO XVI Ltd. 4.978% due 07/25/2034 •		$4,500	4,501
Jubilee CLO DAC 2.659% due 04/15/2031 •	EUR	549	646
KKR CLO 11 Ltd. 5.346% due 01/15/2031 •		$256	256
Madison Park Funding XLVI Ltd. 4.905% due 10/15/2034 •		1,200	1,199
Man GLG Euro CLO V DAC 2.790% due 12/15/2031 •	EUR	296	349
Massachusetts Educational Financing Authority 5.525% due 04/25/2038 •		$17	17
Octagon Investment Partners 40 Ltd. 4.924% due 01/20/2035 •		1,500	1,500
Palmer Square European Loan Funding DAC 2.859% due 10/15/2034 •	EUR	1,174	1,380
Rockford Tower Europe CLO DAC 3.326% due 08/29/2036 •		1,100	1,294
Romark CLO Ltd. 5.151% due 10/23/2030 •		$25	25
Saranac CLO VI Ltd. 5.125% due 08/13/2031 •		408	408
Sculptor CLO XXVII Ltd. 4.944% due 07/20/2034 •		2,700	2,700
Sculptor European CLO IV DAC 3.265% due 04/27/2038 •	EUR	4,800	5,651
TCI-Symphony CLO Ltd. 5.193% due 10/13/2032 •		$2,506	2,508
Trinitas CLO XX Ltd. 4.924% due 07/20/2035 •		3,100	3,093
Trysail CLO Ltd. 5.123% due 10/20/2033 •		1,100	1,101
Venture XXIX CLO Ltd. 5.103% due 09/07/2030 •		23	23
Venture XXVII CLO Ltd. 5.196% due 07/20/2030 •		77	77
Verdelite Static CLO Ltd. 5.014% due 07/20/2032 •		1,460	1,460
Voya Euro CLO IV DAC 2.979% due 10/15/2034 •	EUR	10,770	12,666
Voya Ltd. 5.166% due 10/15/2030 •		$65	65

			93,399

Total Asset-Backed Securities (Cost $145,522)			142,527

SOVEREIGN ISSUES 5.2%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (e)	BRL	296,100	52,271
Canada Government Real Return Bonds 4.250% due 12/01/2026 (f)	CAD	1,254	943
French Republic Government Bonds OAT 0.100% due 07/25/2031 (f)	EUR	5,410	6,018
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (f)		2,494	2,852
1.800% due 05/15/2036 (f)		938	1,101
Japan Government CPI-Linked Bonds
0.005% due 03/10/2034 (f)	JPY	357,564	2,238
0.005% due 03/10/2035 (f)		1,347,667	8,393
0.100% due 03/10/2028 (f)		1,520,442	9,876
0.100% due 03/10/2029 (f)		3,250,665	21,095
Mexico Government International Bonds
5.850% due 07/02/2032		$400	411

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2025 (Unaudited)

6.625% due 01/29/2038	400	418

Total Sovereign Issues (Cost $113,828)		105,616

	SHARES
COMMON STOCKS 0.1%
REAL ESTATE 0.1%
CBRE Group, Inc. Class A (c)	3,020	485
Jones Lang LaSalle, Inc. (c)	1,533	516

Total Common Stocks (Cost $839)		1,001

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Bank of America Corp. 5.875% due 03/15/2028 (g)	223,000	225

Total Preferred Securities (Cost $230)		225

REAL ESTATE INVESTMENT TRUSTS 26.4%
REAL ESTATE 26.4%
Acadia Realty Trust	68,198	1,401
Agree Realty Corp.	56,325	4,057
Alexander & Baldwin, Inc.	5,728	118
Alexandria Real Estate Equities, Inc.	79,778	3,904
American Assets Trust, Inc.	3,752	71
American Healthcare REIT, Inc.	183,262	8,624
American Homes 4 Rent	125,474	4,028
Americold Realty Trust, Inc.	22,500	289
Apartment Investment & Management Co.	13,644	81
Apple Hospitality REIT, Inc.	17,476	207
AvalonBay Communities, Inc.	73,046	13,244
Brandywine Realty Trust	13,607	40
Brixmor Property Group, Inc.	155,569	4,079
Broadstone Net Lease, Inc.	147,296	2,558
BXP, Inc.	75,143	5,071
Camden Property Trust	52,625	5,793
CareTrust REIT, Inc.	152,228	5,505
Centerspace	8,410	561
Community Healthcare Trust, Inc.	1,929	32
COPT Defense Properties	57,091	1,587
Cousins Properties, Inc.	85,080	2,193
CubeSmart	97,761	3,524
Curbline Properties Corp.	7,675	178
DiamondRock Hospitality Co.	104,297	934
Digital Realty Trust, Inc.	164,606	25,466
Diversified Healthcare Trust	103,982	504
Douglas Emmett, Inc.	13,477	148
Easterly Government Properties, Inc.	22,451	476
EastGroup Properties, Inc.	27,183	4,842
Elme Communities	45,552	793
Empire State Realty Trust, Inc.	10,856	71
EPR Properties	38,583	1,925
Equinix, Inc.	49,936	38,259
Equity LifeStyle Properties, Inc.	99,557	6,034
Equity Residential	178,379	11,245
Essential Properties Realty Trust, Inc.	116,353	3,451
Essex Property Trust, Inc.	33,059	8,651
Extra Space Storage, Inc.	104,329	13,586
Federal Realty Investment Trust	39,835	4,015
First Industrial Realty Trust, Inc.	80,685	4,621
Four Corners Property Trust, Inc.	8,263	190
Getty Realty Corp.	4,115	113
Gladstone Commercial Corp.	3,663	39
Global Medical REIT, Inc.	6,757	228
Global Net Lease, Inc.	102,742	884
Healthcare Realty Trust, Inc.	179,249	3,038
Healthpeak Properties, Inc.	353,579	5,686
Highwoods Properties, Inc.	54,904	1,418
Host Hotels & Resorts, Inc.	406,349	7,205
Hudson Pacific Properties, Inc.	26,899	291
Independence Realty Trust, Inc.	91,664	1,602
Innovative Industrial Properties, Inc.	14,196	672
Invitation Homes, Inc.	290,594	8,076
JBG SMITH Properties	4,215	72
Kilroy Realty Corp.	55,248	2,065
Kimco Realty Corp.	348,385	7,062
Kite Realty Group Trust	112,076	2,686
LXP Industrial Trust	31,118	1,543

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2025 (Unaudited)

Macerich Co.	127,161	2,347
Medical Properties Trust, Inc.	252,840	1,264
Mid-America Apartment Communities, Inc.	58,249	8,091
National Health Investors, Inc.	24,245	1,852
National Storage Affiliates Trust	19,796	558
NET Lease Office Properties	1,179	30
NETSTREIT Corp.	42,528	750
NexPoint Residential Trust, Inc.	1,718	52
NNN REIT, Inc.	94,810	3,757
Omega Healthcare Investors, Inc.	181,711	8,057
Park Hotels & Resorts, Inc.	99,684	1,043
Pebblebrook Hotel Trust	59,390	672
Phillips Edison & Co., Inc.	64,651	2,300
Piedmont Realty Trust, Inc.	66,165	552
Plymouth Industrial REIT, Inc.	22,332	489
Prologis, Inc.	474,022	60,514
Public Storage	79,758	20,697
Realty Income Corp.	451,824	25,469
Regency Centers Corp.	83,206	5,744
Rexford Industrial Realty, Inc.	120,921	4,682
RLJ Lodging Trust	11,665	87
Ryman Hospitality Properties, Inc.	32,135	3,041
Service Properties Trust	12,270	23
Sila Realty Trust, Inc.	4,373	102
Simon Property Group, Inc.	166,160	30,758
SITE Centers Corp.	513	3
SL Green Realty Corp.	16,993	779
STAG Industrial, Inc.	94,712	3,482
Summit Hotel Properties, Inc.	50,596	246
Sun Communities, Inc.	60,673	7,518
Sunstone Hotel Investors, Inc.	98,510	881
Tanger, Inc.	57,709	1,926
Terreno Realty Corp.	52,741	3,096
UDR, Inc.	140,594	5,157
UMH Properties, Inc.	6,385	102
Universal Health Realty Income Trust	992	39
Urban Edge Properties	63,250	1,214
Ventas, Inc.	261,525	20,237
Veris Residential, Inc.	40,642	605
Vornado Realty Trust	55,471	1,846
Welltower, Inc.	374,678	69,544
WP Carey, Inc.	111,991	7,208
Xenia Hotels & Resorts, Inc.	51,132	723

Total Real Estate Investment Trusts (Cost $487,817)		542,573

	OUNCES
COMMODITIES 6.3%
Gold Warehouse Receipts	82,249	129,634

Total Commodities (Cost $82,249)		129,634

SHORT-TERM INSTRUMENTS 10.4%
REPURCHASE AGREEMENTS (h) 9.4%		193,634

U.S. TREASURY BILLS 1.0%
3.674% due 01/02/2026 - 04/28/2026 (d)(e)(k)(m)	21,543	21,354

Total Short-Term Instruments (Cost $214,985)		214,988

Total Investments in Securities (Cost $3,748,256)		3,826,937

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	219,103	2,134

Total Short-Term Instruments (Cost $2,134)		2,134

Total Investments in Affiliates (Cost $2,134)		2,134

Total Investments 186.6% (Cost $3,750,390)		$3,829,071
Financial Derivative Instruments (j)(l) (0.2)%(Cost or Premiums, net $63)		(3,541)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2025 (Unaudited)

Other Assets and Liabilities, net (86.4)%	(1,773,340)

Net Assets 100.0%	$2,052,190

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.790%	01/02/2026	01/05/2026	$91,100	U.S. Treasury Notes 1.125% due 02/15/2031	$(92,923)	$91,100	$91,100
3.870	12/31/2025	01/02/2026	85,200	U.S. Treasury Notes 3.875% due 07/31/2030	(86,790)	85,200	85,218
3.900	12/31/2025	01/02/2026	10,500	U.S. Treasury Notes 3.625% due 08/31/2029	(10,710)	10,500	10,502
TDM	3.600	12/31/2025	01/02/2026	6,834	U.S. Treasury Inflation-Indexed Notes 1.875% due 07/15/2035	(6,836)	6,834	6,835

Total Repurchase Agreements	$(197,259)	$193,634	$193,655

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOO	3.950%	12/31/2025	01/02/2026	$(6,961)	$(6,963)
CIB	3.930	12/17/2025	01/07/2026	(116,204)	(116,407)
3.940	12/18/2025	01/02/2026	(35,591)	(35,650)
CTR	3.860	01/02/2026	01/05/2026	(421,878)	(421,878)
3.970	12/31/2025	01/02/2026	(363,104)	(363,184)
FAR	3.880	12/18/2025	01/15/2026	(393,957)	(394,594)
NOM	3.920	12/11/2025	01/08/2026	(72,846)	(73,020)
RCY	3.940	12/11/2025	01/12/2026	(436,910)	(437,962)
TDM	3.950	12/31/2025	01/02/2026	(7,219)	(7,220)

Total Reverse Repurchase Agreements	$(1,856,878)

(i)	Securities with an aggregate market value of $1,434,545 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(1,363,950) at a weighted average interest rate of 4.402%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - ICE Crude Oil March 2026 Futures	$55.000	01/27/2026	61	61	$45	$16

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2025 (Unaudited)

Put - NYMEX Crude Oil March 2026 Futures	50.000	02/17/2026	52	52	65	21
Call - NYMEX Natural Gas March 2026 Futures	3.750	02/24/2026	22	220	43	25
Call - NYMEX Natural Gas March 2026 Futures	4.500	02/24/2026	89	890	220	37

Total Purchased Options	$373	$99

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CME Silver December 2026 Futures	$65.000	11/24/2026	47	$235	$(2,218)	$(3,588)
Put - CME Silver December 2026 Futures	65.000	11/24/2026	47	235	(2,200)	(1,783)
Call - CME Silver December 2026 Futures	100.000	11/24/2026	24	120	(398)	(718)
Call - CME Silver December 2026 Futures	120.000	11/24/2026	19	95	(199)	(373)
Call - ICE Crude Oil March 2026 Futures	70.000	01/27/2026	61	61	(53)	(9)
Call - NYMEX Crude Oil March 2026 Futures	64.000	02/17/2026	52	52	(63)	(29)
Put - NYMEX Natural Gas March 2026 Futures	3.000	02/24/2026	22	220	(44)	(48)
Put - NYMEX Natural Gas March 2026 Futures	3.500	02/24/2026	89	890	(208)	(475)

Total Written Options	$(5,383)	$(7,023)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Brent Crude December Futures	10/2026	183	$11,020	$(305)	$0	$(101)
Brent Crude March Futures	01/2026	392	23,853	(615)	0	(188)
California Carbon Allowance Vintage December Futures	12/2026	2,683	88,271	3,376	402	0
Carbon Emissions December Futures	12/2026	157	16,120	691	17	(33)
Euro-Bobl March Futures	03/2026	103	14,061	(101)	0	(10)
Euro-BTP Future March Futures	03/2026	223	31,496	(118)	0	(94)
Euro-Schatz March Futures	03/2026	497	62,373	(87)	0	(6)
Hard Red Winter Wheat March Futures	03/2026	586	15,082	(652)	0	(210)
Hard Red Winter Wheat May Futures	05/2026	30	792	(14)	0	(11)
Iron Ore March Futures	03/2026	2,492	26,116	1,259	0	(32)
Natural Gas March Futures	02/2026	4	125	(31)	0	(9)
RBOB Gasoline June Futures	05/2026	29	2,385	(84)	0	(21)
Silver December Futures	12/2026	31	11,291	739	0	(1,146)
U.S. Treasury 10-Year Note March Futures	03/2026	1,150	129,303	(120)	0	(234)
U.S. Treasury Long-Term Bond March Futures	03/2026	319	36,874	(368)	0	(70)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	181	21,358	(266)	0	(68)
WTI Crude March Futures	02/2026	11	629	(5)	0	(5)

$3,299	$419	$(2,238)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Brent Crude June Futures	04/2026	130	$(7,833)	$229	$73	$0
Euro-Bund March Futures	03/2026	158	(23,687)	2	2	0
Euro-Buxl 30-Year Bond March Futures	03/2026	5	(647)	10	2	0
Euro-Oat March Futures	03/2026	564	(79,929)	815	192	0
Gas Oil June Futures	06/2026	70	(4,211)	(60)	18	0
Gas Oil March Futures	03/2026	183	(11,268)	470	87	0
Gold 100 oz. February Futures	02/2026	266	(115,473)	(4,951)	1,202	0
Japan Government 10-Year Bond March Futures	03/2026	16	(13,525)	92	30	0
New York Harbor June Futures	05/2026	29	(2,478)	138	29	0
New York Harbor March Futures	02/2026	157	(13,870)	1,467	208	0
RBOB Gasoline March Futures	02/2026	41	(2,999)	(2)	27	0
Silver March Futures	03/2026	68	(24,005)	(6,068)	2,487	0
U.S. Treasury 2-Year Note March Futures	03/2026	125	(26,099)	(25)	9	0
U.S. Treasury 5-Year Note March Futures	03/2026	2,136	(233,475)	342	250	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	592	(68,089)	317	111	0
Wheat March Futures	03/2026	585	(14,830)	1,221	109	0
Wheat May Futures	05/2026	30	(778)	47	5	0

$(5,956)	$4,841	$0

Total Futures Contracts	$(2,657)	$5,260	$(2,238)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2025 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin(2)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	74,800	$(363)	$778	$415	$84	$0
Pay(1)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		35,300	153	33	186	44	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	JPY	2,480,000	(65)	366	301	14	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		2,165,000	275	572	847	25	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	03/22/2026		$1,670	0	(5)	(5)	0	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		5,700	11	47	58	13	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		5,700	(5)	36	31	13	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		9,688	25	17	42	22	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		25,900	362	362	724	88	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		23,396	174	231	405	80	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		34,900	4,216	3,851	8,067	103	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		29,800	1,620	1,900	3,520	96	0
Receive	6-Month EUR-EURIBOR	2.465	Annual	12/08/2027	EUR	35,300	(458)	293	(165)	4	0
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		114,680	(71)	(2,353)	(2,424)	0	(158)
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		37,510	(535)	2,772	2,237	125	0
Receive	CPTFEMU	2.000	Maturity	02/15/2027		8,400	(1)	(32)	(33)	0	(1)
Receive	CPTFEMU	1.636	Maturity	06/15/2027		25,200	0	43	43	0	(4)
Receive	CPTFEMU	2.359	Maturity	08/15/2030		3,900	106	(80)	26	0	(3)
Receive	CPTFEMU	2.049	Maturity	08/15/2034		3,240	0	(58)	(58)	0	(3)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		13,100	(53)	(154)	(207)	0	(9)
Pay	CPTFEMU	2.580	Maturity	03/15/2052		500	(33)	61	28	1	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		1,900	(119)	232	113	6	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		1,500	(95)	179	84	4	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		4,600	246	496	742	11	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		3,300	247	356	603	7	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		1,500	73	161	234	3	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		2,400	161	255	416	5	0
Pay	CPURNSA	2.700	Maturity	01/14/2026		$7,000	0	(19)	(19)	0	(6)
Pay	CPURNSA	2.702	Maturity	01/14/2026		8,600	0	(23)	(23)	0	(7)
Receive	CPURNSA	2.418	Maturity	03/05/2026		4,400	414	100	514	0	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		3,300	231	74	305	0	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		2,240	167	51	218	0	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		4,100	304	95	399	0	0
Pay	CPURNSA	3.435	Maturity	08/01/2026		8,500	0	49	49	1	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		4,900	277	100	377	3	0
Receive	CPURNSA	2.645	Maturity	09/10/2028		3,100	152	61	213	2	0
Pay	CPURNSA	2.006	Maturity	11/30/2030		8,200	(1,072)	(195)	(1,267)	0	(12)
Receive	UKRPI	3.365	Maturity	09/15/2027	GBP	8,800	0	(120)	(120)	0	(3)
Pay	UKRPI	3.500	Maturity	08/15/2034		10,100	57	453	510	10	0
Pay	UKRPI	3.466	Maturity	09/15/2034		4,200	0	189	189	0	(1)

Total Swap Agreements							$6,401	$11,174	$17,575	$764	$(207)

(k)

Securities with an aggregate market value of $25,265 and cash of $25,511 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)	This instrument has a forward starting effective date.
(2)	Unsettled variation margin asset of $276 and liability of $(436) for closed futures is outstanding at period end.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month				Currency to be Delivered		Currency to be Received		Asset		Liability

AZD	01/2026				$1,466		JPY	227,924	$0		$(10)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2025 (Unaudited)

BOA	01/2026	INR	2,739		$30	0	0
	01/2026	JPY	160,200		1,037	13	0
	01/2026	KRW	836,984		575	0	(5)
	01/2026	PLN	3,627		992	0	(18)
	01/2026	THB	10,389		321	0	(9)
	01/2026	TWD	46,392		1,521	44	0
	01/2026		$1,172	EUR	995	0	(2)
	01/2026		2,168	PLN	7,931	41	0
	01/2026		211	TWD	6,642	1	0
	01/2026		820	ZAR	13,669	4	0
	02/2026	ILS	3,352		$1,052	0	(1)
	04/2026		$285	MXN	5,258	4	0
BPS	01/2026	AUD	8,325		$5,411	0	(145)
	01/2026	CHF	379		481	2	0
	01/2026	CNH	28,788		4,085	0	(46)
	01/2026	GBP	1,152		1,558	5	0
	01/2026	ILS	5,507		1,693	0	(36)
	01/2026	INR	88,350		980	0	(2)
	01/2026	JPY	375,800		2,432	31	0
	01/2026	NZD	5,418		3,079	0	(42)
	01/2026	PLN	8,367		2,293	0	(38)
	01/2026	TWD	158,438		5,212	168	0
	01/2026		$4,337	CNH	30,382	19	0
	01/2026		94	IDR	1,575,992	0	0
	01/2026		3,251	INR	289,933	1	(34)
	01/2026		2,904	PLN	10,532	30	0
	01/2026		7,551	TWD	237,101	13	(14)
	01/2026		1,802	ZAR	30,047	10	0
	01/2026	ZAR	12,614		$754	0	(7)
	02/2026		$1,026	INR	92,456	0	0
	02/2026		2,585	TWD	81,128	0	(5)
	03/2026	TWD	35,469		$1,142	15	0
	04/2026	BRL	29,800		5,216	0	(110)
BRC	01/2026	DKK	59,244		9,194	0	(133)
	01/2026	ILS	1,450		452	0	(3)
	01/2026		$389	PLN	1,417	6	0
	01/2026		10	ZAR	173	1	0
	02/2026	ILS	1,442		$448	0	(5)
	03/2026		$2,421	MXN	44,837	51	0
	03/2026		8,750	TRY	402,561	76	0
BSH	01/2026	BRL	8,880		$1,614	0	(7)
	01/2026	JPY	1,166,870		7,497	42	0
	01/2026		$1,599	BRL	8,880	21	0
	02/2026	BRL	8,946		$1,599	0	(21)
	02/2026	PEN	1,106		316	0	(12)
	04/2026	BRL	56,500		9,948	9	(160)
CBK	01/2026		8,925		1,633	4	0
	01/2026	EUR	893		1,041	0	(9)
	01/2026	NZD	1,905		1,100	2	0
	01/2026	PLN	23		6	0	0
	01/2026	TWD	243,204		8,003	260	0
	01/2026		$1,133	AUD	1,709	7	0
	01/2026		1,622	BRL	8,925	7	0
	01/2026		107	CAD	151	3	0
	01/2026		2,826	CNH	19,727	5	0
	01/2026		1,818	EUR	1,549	3	0
	01/2026		211	ILS	674	1	0
	01/2026		15,207	INR	1,359,486	13	(131)
	01/2026		310	PLN	1,113	0	0
	01/2026		0	THB	14	0	0
	01/2026		2,061	TWD	64,442	1	(11)
	01/2026		304	ZAR	5,164	8	0
	02/2026	ILS	2,660		$837	2	0
	02/2026		$65	TWD	2,024	0	0
	03/2026	TWD	38,550		$1,239	13	0
DUB	01/2026	ILS	2,412		750	0	(8)
	01/2026	KRW	1,782,904		1,218	0	(19)
	01/2026	NZD	1,492		863	3	0
	01/2026		$1,383	ILS	4,411	3	0
	01/2026		4,451	INR	396,355	0	(51)
	01/2026		4,354	KRW	6,398,084	83	0
	01/2026		767	ZAR	12,899	11	0
	02/2026	ILS	4,410		$1,383	0	(2)
	02/2026		$87	TWD	2,732	0	0
FAR	01/2026	AUD	16,967		$11,020	0	(303)
	01/2026	CHF	417		520	0	(7)
	01/2026	CNH	14,350		2,039	0	(20)
	01/2026	NZD	4,646		2,662	0	(14)
	01/2026		$732	ILS	2,347	5	0
	01/2026		7,285	MXN	135,125	202	0
	01/2026		3,289	PLN	12,026	61	0
	01/2026		778	ZAR	13,066	10	0
	02/2026	ILS	2,346		$732	0	(5)
GLM	01/2026		1,139		352	0	(5)
	01/2026		$715	CHF	573	9	0
	01/2026		2,035	CNH	14,347	23	0

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2025 (Unaudited)

01/2026	2,371	PLN	8,662	42	0
01/2026	504	THB	16,043	6	0
01/2026	9	ZAR	159	0	0
02/2026	20,310	BRL	111,902	0	(43)
02/2026	1,494	MXN	27,713	37	0
03/2026	BRL	127	$23	0	0
03/2026	$4,216	BRL	23,358	0	(8)
03/2026	1,141	MXN	21,169	28	0
04/2026	BRL	152,500	$26,648	56	(666)
04/2026	$2,401	MXN	44,268	34	0
JPM	01/2026	CNH	59,735	$8,482	0	(90)
01/2026	ILS	15,600	4,794	0	(105)
01/2026	INR	72,495	814	10	0
01/2026	KRW	947,604	660	3	0
01/2026	MXN	466	25	0	(1)
01/2026	NOK	533	52	0	(1)
01/2026	NZD	2,727	1,582	12	0
01/2026	PLN	8,623	2,353	0	(49)
01/2026	$2,543	CNH	17,866	20	0
01/2026	1,783	INR	158,824	0	(21)
01/2026	2,489	PLN	9,170	65	0
02/2026	660	KRW	946,360	0	(4)
02/2026	2,590	MXN	48,020	64	0
03/2026	1,556	28,524	18	0
04/2026	BRL	57,300	$9,668	0	(573)
04/2026	$895	MXN	16,499	12	0
MBC	01/2026	CAD	24,842	$17,651	0	(459)
01/2026	CHF	2,359	2,954	0	(27)
01/2026	JPY	641,126	4,124	28	0
01/2026	NZD	1,900	1,098	4	0
01/2026	SGD	32,023	24,680	0	(248)
01/2026	THB	5,154	159	0	(5)
01/2026	$1,161	EUR	996	11	(1)
01/2026	320	INR	28,942	2	0
01/2026	3,446	PLN	12,573	56	0
01/2026	325	TWD	10,244	2	0
02/2026	687	MXN	12,716	16	0
03/2026	649	11,941	10	0
04/2026	715	13,189	11	0
MYI	01/2026	ILS	5	$1	0	0
01/2026	$8	JPY	1,260	0	0
02/2026	ILS	5,280	$1,640	0	(18)
SCX	01/2026	CHF	418	521	0	(7)
01/2026	CNH	28,612	4,061	0	(45)
01/2026	INR	13,649	150	0	(2)
01/2026	JPY	1,106,331	7,110	42	0
01/2026	TWD	50,296	1,651	50	0
01/2026	$157	IDR	2,621,391	0	0
01/2026	246	INR	22,246	1	0
SOG	01/2026	EUR	53,145	$61,529	0	(953)
01/2026	JPY	3,386,094	21,650	17	0
01/2026	KRW	2,831,121	1,935	0	(28)
01/2026	$10,779	GBP	8,230	315	0
02/2026	688	MXN	12,723	16	0
03/2026	MXN	49	$3	0	0
03/2026	$968	MXN	18,142	32	0
UAG	01/2026	TWD	128,445	$4,156	67	0
01/2026	$2,731	PLN	9,901	27	0
01/2026	17	ZAR	303	1	0
02/2026	641	MXN	11,899	16	0

Total Forward Foreign Currency Contracts	$2,477	$(4,804)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	7,500	$(67)	$(30)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	7,500	(67)	(41)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	22,700	(206)	(76)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	22,700	(206)	(149)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	42,700	(391)	(209)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	42,700	(391)	(207)

Total Written Options	$(1,328)	$(712)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2025 (Unaudited)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	MLPIREIL Index	1,066,342	4.290% (FEDL01 plus a specified spread)	Monthly	06/10/2026	$102,156	$0	$(109)	$0	$(109)
	Pay	MLPIREIS Index	987,580	4.140% (FEDL01 plus a specified spread)	Monthly	06/10/2026	93,553	0	107	107	0
BPS	Receive	BCOMF1NTC Index	50,338	0.12	Monthly	03/16/2026	6,416	0	(2)	0	(2)
CBK	Receive	DWRTFT Index	10,234	4.190% (SOFR plus a specified spread)	Monthly	05/06/2026	144,065	0	(560)	0	(560)
	Receive	DWRTFT Index	7,350	4.220% (SOFR plus a specified spread)	Monthly	07/15/2026	103,465	0	(406)	0	(406)
	Receive	DWRTFT Index	7,685	4.250% (SOFR plus a specified spread)	Monthly	08/05/2026	108,180	0	(427)	0	(427)
	Receive	DWRTFT Index	9,844	4.350% (SOFR plus a specified spread)	Monthly	11/04/2026	138,572	0	(560)	0	(560)
	Receive	DWRTFT Index	3,179	4.390% (SOFR plus a specified spread)	Monthly	11/04/2026	44,750	0	(182)	0	(182)
CIB	Receive	PIMCODB Index	1,079,763	0	Monthly	06/15/2026	232,141	0	1,526	1,526	0
GST	Receive	BCOMF1NTC Index	14,108	3.740% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	5,156	0	(6)	0	(6)
	Receive	PIMCODB Index	1,470,055	0	Monthly	04/15/2026	164,008	0	1,046	1,046	0
JPM	Receive	AMZX Index	8,513	4.050% (SOFR plus a specified spread)	Monthly	07/08/2026	21,929	0	(82)	0	(82)
	Receive	JMABNIC5 Index	913,557	0	Monthly	07/15/2026	180,991	0	2,495	2,495	0
	Receive	AMZX Index	29,720	4.120% (SOFR plus a specified spread)	Monthly	11/04/2026	76,557	0	(291)	0	(291)
	Receive	Alerian Midstream Energy Total Return Index	82,744	4.480% (SOFR less a specified spread)	Monthly	12/09/2026	99,241	0	(364)	0	(364)
MAC	Receive	PIMCODB Index	597,158	0	Monthly	08/17/2026	122,913	0	873	873	0
MYI	Receive	DWRTFT Index	2,827	4.150% (SOFR plus a specified spread)	Monthly	02/04/2026	39,795	0	(153)	0	(153)
	Receive	DWRTFT Index	827	4.3X% (SOFR plus a specified spread)	Monthly	11/04/2026	11,642	0	(15)	0	(15)

								$0	$2,890	$6,047	$(3,157)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Pay	GOLDLNPM Index(3)		4.951%	Maturity	11/15/2027	$22,472	$0	$84	$84	$0
JPM	Pay	GOLDLNPM Index(3)		5.905	Maturity	01/19/2026	2,200	0	33	33	0
MYC	Pay	GOLDLNPM Index(3)		4.431	Maturity	10/18/2027	4,790	0	(4)	0	(4)

								$0	$113	$117	$(4)

Total Swap Agreements								$0	$3,003	$6,164	$(3,161)

(m)

Securities with an aggregate market value of $16,669 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)							Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)							Variance Swap
FAIR VALUE MEASUREMENTS

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2025 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$10,133	$0	$10,133
Industrials	0	9,344	0	9,344
Utilities	0	326	0	326
U.S. Government Agencies	0	402,698	0	402,698
U.S. Treasury Obligations	0	2,227,203	0	2,227,203
Non-Agency Mortgage-Backed Securities	0	23,051	17,618	40,669
Asset-Backed Securities
CMBS Other	0	7,972	0	7,972
Home Equity Other	0	28,052	0	28,052
Manufacturing House ABS Other	0	718	0	718
Whole Loan Collateral	0	12,386	0	12,386
Other ABS	0	93,399	0	93,399
Sovereign Issues	0	105,616	0	105,616
Common Stocks
Real Estate	1,001	0	0	1,001
Preferred Securities
Banking & Finance	0	225	0	225
Real Estate Investment Trusts
Real Estate	542,573	0	0	542,573
Commodities	0	129,634	0	129,634
Short-Term Instruments
Repurchase Agreements	0	193,634	0	193,634
U.S. Treasury Bills	0	21,354	0	21,354

	$543,574	$3,265,745	$17,618	$3,826,937
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,134	$0	$0	$2,134

Total Investments	$545,708	$3,265,745	$17,618	$3,829,071

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,989	1,134	0	6,123
Over the counter	0	8,641	0	8,641

	$4,989	$9,775	$0	$14,764
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8,889)	(579)	0	(9,468)
Over the counter	0	(8,677)	0	(8,677)

	$(8,889)	$(9,256)	$0	$(18,145)

Total Financial Derivative Instruments	$(3,900)	$519	$0	$(3,381)

Totals	$541,808	$3,266,264	$17,618	$3,825,690

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 178.5% ¤
CORPORATE BONDS & NOTES 3.9%
BANKING & FINANCE 2.2%
ARES Strategic Income Fund 5.450% due 09/09/2028	$500	$504
Athene Global Funding 5.033% due 07/17/2030	700	706
Bank of Nova Scotia 5.450% due 08/01/2029	400	417
Barclays PLC 6.224% due 05/09/2034 •	1,000	1,076
Credit Suisse AG AT1 Claim	400	118
Ford Motor Credit Co. LLC
5.800% due 03/05/2027	400	405
7.350% due 11/04/2027	200	209
GLP Capital LP/GLP Financing II, Inc. 5.625% due 09/15/2034	100	101
Sumitomo Mitsui Financial Group, Inc. 5.558% due 07/09/2034	200	211
VICI Properties LP 4.750% due 02/15/2028	100	101

		3,848

INDUSTRIALS 0.9%
Bayer U.S. Finance LLC 6.500% due 11/21/2033	200	217
Beignet Investor LLC 6.581% due 05/30/2049	870	920
CVS Pass-Through Trust 6.943% due 01/10/2030	43	44
Petroleos del Peru SA 5.625% due 06/19/2047	300	191
Petroleos Mexicanos 6.350% due 02/12/2048	100	78
United Airlines Pass-Through Trust 5.450% due 08/15/2038	97	100
Viper Energy Partners LLC 5.700% due 08/01/2035	100	102

		1,652

UTILITIES 0.8%
Pacific Gas & Electric Co.
4.500% due 07/01/2040	100	87
5.450% due 06/15/2027	100	102
6.150% due 03/01/2055	100	100
6.700% due 04/01/2053	500	528
Southern California Edison Co.
4.650% due 10/01/2043	100	85
5.150% due 06/01/2029	400	409

		1,311

Total Corporate Bonds & Notes (Cost $6,478)		6,811

MUNICIPAL BONDS & NOTES 0.2%
WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	320	344

Total Municipal Bonds & Notes (Cost $338)		344

U.S. GOVERNMENT AGENCIES 101.4%
Federal Home Loan Mortgage Corp.
5.000% due 10/01/2053	439	439
5.500% due 04/01/2054 - 09/01/2055	2,468	2,526
6.000% due 10/01/2055	198	204
6.500% due 04/01/2055 (e)	7,830	8,139
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.903% due 07/25/2054 ~	587	571

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Federal Home Loan Mortgage Corp. REMICS
4.478% due 03/15/2037 •	24	24
4.798% due 08/15/2037 •	57	57
4.808% due 10/15/2037 •	9	9
4.814% due 11/25/2054 •	649	652
4.818% due 05/15/2037 - 09/15/2037 •	61	62
4.824% due 09/25/2055 •	9,383	9,446
5.074% due 08/25/2055 •	2,503	2,515
Federal National Mortgage Association
4.202% due 10/01/2029 ~(e)	900	907
4.300% due 12/01/2029	601	606
4.705% due 09/01/2031 ~	1,800	1,838
4.720% due 10/01/2028	500	511
4.770% due 10/01/2028	600	613
4.930% due 06/01/2029	400	412
5.300% due 11/01/2030 (e)	800	838
6.500% due 07/01/2026 - 12/01/2026	1	0
Federal National Mortgage Association REMICS
4.000% due 04/25/2041	350	340
4.339% due 07/25/2037 •	2	2
4.369% due 07/25/2037 •	5	4
4.389% due 09/25/2035 •	9	9
4.399% due 09/25/2035 •	18	18
4.709% due 06/25/2037 •	38	38
Federal National Mortgage Association Trust 4.536% due 09/25/2042 •	2	2
Government National Mortgage Association
4.500% due 06/20/2055 (e)	2,961	2,886
5.000% due 01/20/2055	406	406
Government National Mortgage Association REMICS
5.068% due 07/20/2055 •	1,474	1,483
5.168% due 07/20/2054 •	3,465	3,483
Government National Mortgage Association, TBA
3.500% due 01/01/2056	6,300	5,734
4.000% due 01/01/2056	6,700	6,330
4.500% due 01/01/2056	2,180	2,124
5.000% due 01/01/2056	4,910	4,900
5.500% due 02/01/2056	2,860	2,886
6.000% due 01/01/2056	2,820	2,874
U.S. Small Business Administration 4.430% due 05/01/2029	4	4
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056	820	725
4.000% due 02/01/2056	6,310	5,982
4.500% due 02/01/2056	7,320	7,140
5.000% due 02/01/2056	15,670	15,613
5.500% due 02/01/2056	9,660	9,787
6.000% due 02/01/2056 - 03/01/2056	34,820	35,738
6.500% due 02/01/2056 - 03/01/2056	38,220	39,749

Total U.S. Government Agencies (Cost $178,132)		178,626

U.S. TREASURY OBLIGATIONS 3.1%
U.S. Treasury Bonds
4.625% due 05/15/2044 (g)(i)	2,700	2,652
4.875% due 08/15/2045 (i)	59	59
U.S. Treasury Notes
0.500% due 10/31/2027 (i)	300	284
0.625% due 12/31/2027 (i)	100	95
3.875% due 07/31/2030 (i)	2,300	2,317
4.250% due 08/15/2035 (i)	96	97

Total U.S. Treasury Obligations (Cost $5,541)		5,504

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.0%
Ashford Hospitality Trust 4.823% due 04/15/2035 •	230	230
Atrium Hotel Portfolio Trust 5.548% due 12/15/2036 •	5,000	4,903
Banc of America Mortgage Trust
5.597% due 07/25/2035 ~	12	12
Bear Stearns ALT-A Trust
4.791% due 09/25/2035 ~	45	24
5.190% due 10/25/2035 ~	66	55
Bear Stearns ARM Trust
5.507% due 11/25/2034 ~	2	1
BX Commercial Mortgage Trust 4.740% due 01/17/2039 •	3,000	2,999
Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~	590	533
5.124% due 05/25/2055 •	299	300
Chase Mortgage Finance Trust
4.380% due 12/25/2035 ~	2	2
4.461% due 09/25/2036 ~	14	12
6.000% due 12/25/2036	23	9

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

CHL Mortgage Pass-Through Trust
4.796% due 11/25/2034 ~	15	15
CLNY Trust 5.627% due 11/15/2038 •	2,900	2,830
Countrywide Alternative Loan Trust
4.226% due 09/25/2046 •	80	79
4.406% due 02/25/2037 •	28	24
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 4.506% due 02/25/2036 •	211	211
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ	3,789	3,796
GSR Mortgage Loan Trust
4.467% due 11/25/2035 ~	24	20
6.000% due 02/25/2036	456	163
6.000% due 07/25/2037	109	68
HarborView Mortgage Loan Trust
4.186% due 12/19/2036 •	9	8
4.311% due 06/19/2036 ~	113	57
4.326% due 06/19/2035 •	48	48
4.326% due 12/19/2036 •	194	188
IndyMac INDX Mortgage Loan Trust
4.068% due 06/25/2036 ~	189	168
4.206% due 02/25/2037 •	121	111
JP Morgan Alternative Loan Trust 4.210% due 05/25/2036 ~	103	55
JP Morgan Chase Commercial Mortgage Securities Trust 4.848% due 02/15/2035 •	847	840
JP Morgan Mortgage Trust
4.263% due 10/25/2036 ~	48	34
4.321% due 10/25/2036 ~	6	3
4.625% due 07/25/2063 ~	828	820
5.250% due 11/25/2063 ~	665	668
Lehman Mortgage Trust 6.000% due 09/25/2037	54	53
MASTR Adjustable Rate Mortgages Trust 3.183% due 07/25/2035 ~	15	13
Merrill Lynch Alternative Note Asset Trust 4.446% due 03/25/2037 •	159	37
Merrill Lynch Mortgage Investors Trust
4.882% due 09/25/2035 ~	41	32
5.840% due 05/25/2033 ~	1	1
MFA Trust 5.750% due 11/25/2067 þ	3,381	3,373
Mortgage Equity Conversion Asset Trust 4.020% due 05/25/2042 •	57	53
New Orleans Hotel Trust 4.787% due 04/15/2032 •	2,300	2,286
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 þ	4	2
OBX Trust 6.120% due 11/25/2062 ~	1,489	1,485
PRKCM Trust 6.584% due 09/25/2058 þ	669	673
RALI Trust
4.146% due 02/25/2037 •	93	83
4.186% due 01/25/2037 •	145	129
4.206% due 07/25/2036 •	408	130
4.216% due 08/25/2036 •	171	158
4.226% due 09/25/2036 •	236	222
Structured Adjustable Rate Mortgage Loan Trust
5.429% due 01/25/2035 •	2	2
6.298% due 02/25/2034 ~	1	1
Thornburg Mortgage Securities Trust 5.413% due 06/25/2047 •	33	29
Towd Point Mortgage Trust
3.750% due 03/25/2058 ~	1,185	1,159
3.750% due 05/25/2058 ~	533	526
3.750% due 09/25/2062	941	908
Visio Trust 6.598% due 10/25/2058 þ	977	982
WaMu Mortgage Pass-Through Certificates Trust
4.104% due 02/25/2037 ~	27	23
Wells Fargo Mortgage-Backed Securities Trust 6.290% due 12/25/2036 ~	26	24

Total Non-Agency Mortgage-Backed Securities (Cost $31,268)		31,670

ASSET-BACKED SECURITIES 19.3%
AUTOMOBILE SEQUENTIAL 1.6%
Carvana Auto Receivables Trust
5.620% due 01/10/2029	203	204
5.710% due 07/10/2028	424	426
FHF Issuer Trust 5.890% due 06/15/2030	243	244

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028		56	56
GLS Auto Select Receivables Trust 5.960% due 10/16/2028		430	433
Hertz Vehicle Financing III LLC 5.440% due 01/25/2029		1,000	1,022
Research-Driven Pagaya Motor Asset Trust V 5.320% due 09/25/2030		113	114
Santander Drive Auto Receivables Trust 5.630% due 01/16/2029		276	277

			2,776

CMBS OTHER 1.4%
MF1 LLC 5.184% due 02/18/2043 •		600	602
Starwood Ltd. 5.334% due 11/15/2038 •		809	810
TRTX Issuer Ltd. 5.386% due 02/15/2039 •		1,066	1,064

			2,476

HOME EQUITY OTHER 3.1%
ACE Securities Corp. Home Equity Loan Trust 3.966% due 10/25/2036 •		1	1
Citigroup Mortgage Loan Trust, Inc.
4.166% due 12/25/2036 •		698	395
4.206% due 01/25/2037 •		876	654
Countrywide Asset-Backed Certificates Trust
4.126% due 04/25/2047 •		74	73
4.386% due 03/25/2036 •		125	115
Fremont Home Loan Trust 4.166% due 08/25/2036 •		1,821	566
GSAMP Trust 3.946% due 12/25/2046 •		259	130
Long Beach Mortgage Loan Trust
4.146% due 05/25/2036 •		95	50
4.386% due 05/25/2046 •		649	194
MASTR Asset-Backed Securities Trust
3.946% due 01/25/2037 •		2,414	685
4.266% due 05/25/2037 •		403	393
Merrill Lynch Mortgage Investors Trust 4.346% due 07/25/2037 •		367	76
Morgan Stanley ABS Capital I, Inc. Trust
3.976% due 02/25/2037 •		814	492
3.981% due 11/25/2036 •		706	451
4.056% due 01/25/2037 •		380	176
Morgan Stanley Home Equity Loan Trust 3.946% due 12/25/2036 •		391	188
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		748	230
Securitized Asset-Backed Receivables LLC Trust 4.326% due 07/25/2036 •		184	70
SG Mortgage Securities Trust 4.126% due 10/25/2036 •		177	165
Soundview Home Loan Trust 4.746% due 10/25/2037 •		520	410

			5,514

WHOLE LOAN COLLATERAL 0.2%
First Franklin Mortgage Loan Trust 4.166% due 04/25/2036 •		11	11
Securitized Asset-Backed Receivables LLC Trust
4.006% due 08/25/2036 •		347	113
4.806% due 01/25/2036 •		183	172

			296

OTHER ABS 13.0%
AlbaCore EURO CLO I DAC 3.084% due 10/18/2034 •	EUR	900	1,059
Anchorage Credit Funding 14 Ltd. 3.000% due 01/21/2040		$300	288
ARES LXII CLO Ltd. 4.928% due 01/25/2034 •		600	600
BHG Securitization Trust 5.930% due 10/17/2035		481	482
BlueMountain CLO XXXIV Ltd. 5.034% due 04/20/2035 •		500	500
Capital Four U.S. CLO II Ltd. 5.784% due 01/20/2037 •		900	907
Cedar Funding VI CLO Ltd. 4.974% due 04/20/2034 •		500	500

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Contego CLO VIII DAC 3.095% due 01/25/2034 •	EUR	2,230	2,624
CVC Cordatus Loan Fund XXIV DAC 3.266% due 10/23/2034 •		384	452
Diameter Capital CLO 6 Ltd. 5.515% due 04/15/2037 •		$1,000	1,005
Euro-Galaxy V CLO DAC 3.014% due 02/15/2034 •	EUR	2,498	2,939
Hayfin Emerald CLO VI DAC 3.259% due 10/15/2038 •		500	588
Massachusetts Educational Financing Authority 5.525% due 04/25/2038 •		$8	8
Navient Private Education Loan Trust 5.315% due 07/16/2040 •		854	856
Nelnet Student Loan Trust
4.588% due 04/20/2062 •		718	717
6.118% due 02/20/2041 •		162	166
6.640% due 02/20/2041		162	169
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd. 5.140% due 10/25/2036 •		1,000	1,001
Northwoods Capital XIV-B Ltd. 5.091% due 11/13/2031 •		538	538
Octagon Investment Partners 39 Ltd. 5.034% due 10/20/2030 •		154	155
SLM Private Education Loan Trust 8.615% due 10/15/2041 •		1,613	1,697
SMB Private Education Loan Trust
1.070% due 01/15/2053		1,003	921
3.500% due 12/16/2041		1,100	1,086
4.595% due 01/15/2053 •		1,111	1,101
4.696% due 09/15/2054 •		607	605
5.074% due 07/15/2053 •		412	410
5.380% due 01/15/2053		470	478
5.834% due 05/16/2050 •		352	357
St. Paul's CLO VIII DAC 2.776% due 07/17/2030 •	EUR	642	755

			22,964

Total Asset-Backed Securities (Cost $33,199)			34,026

SOVEREIGN ISSUES 13.3%
Bonos de la Tesoreria de la Republica en pesos 5.000% due 10/01/2028	CLP	1,340,000	1,499
Colombia Government International Bonds 8.375% due 11/07/2054 (e)		$400	425
Colombia TES
2.250% due 04/18/2029 (c)	COP	476,558	112
11.000% due 08/22/2029		8,782,600	2,198
11.750% due 01/24/2035		1,668,400	411
12.750% due 11/28/2040		1,768,200	459
13.250% due 02/09/2033		1,530,600	411
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$1,000	1,020
Ecuador Government International Bonds 0.000% due 07/31/2030 (a)		300	257
Egypt Government Bonds 21.954% due 03/04/2028	EGP	13,900	292
Ivory Coast Government International Bonds 6.625% due 03/22/2048	EUR	300	320
Mexico Bonos 8.500% due 03/01/2029	MXN	39,700	2,226
Mexico Government International Bonds 5.850% due 07/02/2032		$200	206
Peru Government Bonds
6.850% due 08/12/2035	PEN	100	32
7.300% due 08/12/2033		2,900	985
Peru Government International Bonds
5.400% due 08/12/2034		3,500	1,039
6.150% due 08/12/2032		14,200	4,559
6.950% due 08/12/2031		401	133
Republic of Poland Government Bonds 4.750% due 07/25/2029	PLN	3,210	910
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	31,270	1,615
7.000% due 02/28/2031		26,000	1,536
8.000% due 01/31/2030		7,100	438
8.250% due 03/31/2032		3,200	198
8.500% due 01/31/2037		4,400	264
8.875% due 02/28/2035		16,800	1,059
Romania Government International Bonds 6.750% due 07/11/2039	EUR	400	490
Turkiye Government Bonds
39.431% (BISTREFI + 0.000%) due 08/19/2026 ~	TRY	100	2

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		10,400	242

Total Sovereign Issues (Cost $21,250)			23,338

		SHARES
EXCHANGE-TRADED FUNDS 10.8%
iShares Core S&P 500 ETF		27,830	19,062

Total Exchange-Traded Funds (Cost $18,901)			19,062

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.5%
REPURCHASE AGREEMENTS (d) 7.5%			13,200

SHORT-TERM NOTES 1.0%
Federal Home Loan Bank Discount Notes
3.510% due 06/24/2026 (a)(b)		$1,200	1,180
3.565% due 02/25/2026 (a)(b)		600	597

			1,777

SOUTH AFRICA TREASURY BILLS 0.0%
7.505% due 06/17/2026 (a)(b)	ZAR	1,200	70

Total Short-Term Instruments (Cost $15,044)			15,047

Total Investments in Securities (Cost $310,151)			314,428

		SHARES
INVESTMENTS IN AFFILIATES 4.6%
SHORT-TERM INSTRUMENTS 4.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%
PIMCO Short Asset Portfolio		831,504	8,163

Total Short-Term Instruments (Cost $8,141)			8,163

Total Investments in Affiliates (Cost $8,141)			8,163

Total Investments 183.1% (Cost $318,292)			$322,591
Financial Derivative Instruments (f)(h) 1.9%(Cost or Premiums, net $6,504)			3,426
Other Assets and Liabilities, net (85.0)%			(149,812)

Net Assets 100.0%			$176,205

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.870%	12/31/2025	01/02/2026	$13,200	U.S. Treasury Notes 4.000% due 01/31/2031	$(13,442)	$13,200	$13,203

Total Repurchase Agreements	$(13,442)	$13,200	$13,203

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	4.030%	12/29/2025	01/07/2026	$(10,753)	$(10,757)
MYI	3.100	12/12/2025	TBD(3)	(422)	(423)
WFS	3.970	12/11/2025	01/07/2026	(1,665)	(1,669)

Total Reverse Repurchase Agreements	$(12,849)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (14.7)%
Government National Mortgage Association, TBA	3.000%	02/01/2056	$6,300	$(5,636)	$(5,654)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2056	4,230	(3,432)	(3,420)
Uniform Mortgage-Backed Security, TBA	2.500	01/01/2056	5,700	(4,840)	(4,820)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2056	13,040	(12,015)	(12,016)

Total Short Sales (14.7)%	$(25,923)	$(25,910)

(e)	Securities with an aggregate market value of $13,202 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(31) at a weighted average interest rate of 4.510%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/20/2026	29	$29	$(15)	$(8)
Call - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/20/2026	29	29	(19)	(5)

Total Written Options	$(34)	$(13)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

30-Day Federal Fund February Futures	02/2026	47	$18,881	$(7)	$0	$0
30-Day Federal Fund May Futures	05/2026	18	7,243	(14)	0	(1)
Australia Government 10-Year Bond March Futures	03/2026	33	2,411	4	3	0
California Carbon Allowance Vintage December Futures	12/2026	4	132	1	0	0
Euro-Bund March Futures	03/2026	61	9,145	(127)	0	(16)
U.S. Treasury 2-Year Note March Futures	03/2026	53	11,066	10	0	(4)
U.S. Treasury 5-Year Note March Futures	03/2026	230	25,140	(32)	0	(27)
U.S. Treasury 10-Year Note March Futures	03/2026	235	26,423	(51)	0	(48)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	5	575	(1)	0	(1)

$(217)	$3	$(97)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Adjusted Interest Rate S&P 500 Total Return January Futures	01/2026	25	$(8,379)	$28	$73	$0
Adjusted Interest Rate S&P 500 Total Return March Futures	03/2026	25	(8,389)	(107)	73	0
Euro-Oat March Futures	03/2026	68	(9,637)	58	23	0
Japan Government 10-Year Bond March Futures	03/2026	8	(6,763)	45	15	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	22	(2,596)	9	8	0

$33	$192	$0

Total Futures Contracts	$(184)	$195	$(97)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.299%	$500	$7	$(4)	$3	$0	$0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.223	EUR	100	0	2	2	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.226	$700	4	(1)	3	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.455	EUR	300	2	3	5	0	0

$13	$0	$13	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-45 5-Year Index	(1.000)%	Quarterly	12/20/2030	$15,430	$(341)	$(13)	$(354)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-45 5-Year Index	5.000%	Quarterly	12/20/2030	$800	$61	$1	$62	$0	$0

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	14,500	$(74)	$154	$80	$17	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	5	4	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	0	0	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		1,700	(50)	54	4	2	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		880	41	(51)	(10)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055	JPY	110,000	1	(115)	(114)	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		260,000	0	(114)	(114)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		$8,410	(6)	3	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		1,300	0	4	4	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		16,700	(23)	(2)	(25)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		3,380	0	36	36	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		300	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		2,200	(31)	4	(27)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		8,770	(144)	29	(115)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		7,750	31	(44)	(13)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		3,000	9	(45)	(36)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		1,140	(12)	2	(10)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		19,020	1,243	(322)	921	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,200	164	(138)	26	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		20	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		8,750	(55)	46	(9)	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		200	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		100	0	3	3	0	0

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		50	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		200	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		200	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		200	(1)	0	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		19,070	41	24	65	46	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		1,050	(17)	21	4	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		2,300	35	145	180	8	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		1,400	0	(30)	(30)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		1,460	0	(30)	(30)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,650	142	505	647	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		6,800	106	674	780	22	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		4,990	(428)	(148)	(576)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		1,110	26	54	80	4	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		100	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	800	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		9,000	0	(8)	(8)	0	(2)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		2,300	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		12,400	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		16,600	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		5,800	0	(5)	(5)	0	(2)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		400	0	0	0	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	08/22/2029	COP	3,596,000	0	63	63	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029		3,435,300	0	51	51	0	(1)
Receive	3-Month PLN-WIBOR	4.136	Annual	07/25/2029	PLN	1,180	(2)	(3)	(5)	0	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		2,200	0	(26)	(26)	0	(1)
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035		800	0	0	0	0	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		100	0	0	0	0	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	02/28/2031	ZAR	18,270	(9)	(18)	(27)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	6,900	(2)	(31)	(33)	0	(5)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		700	13	(22)	(9)	0	(1)
Receive	6-Month CLP-CHILIBOR	4.568	Semi-Annual	10/01/2028	CLP	854,400	0	(1)	(1)	0	(1)
Receive	6-Month CLP-CHILIBOR	4.580	Semi-Annual	10/01/2028		425,700	0	0	0	0	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	200	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		4,460	0	1	1	0	0
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		600	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	(1)	(3)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	(1)	(3)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	(1)	(2)	(3)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(2)	(2)	0	0

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		90	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.710	Annual	08/06/2034		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		200	(1)	5	4	0	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	4	4	0	0
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	(5)	(5)	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	3	3	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		100	(1)	3	2	0	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		100	0	3	3	0	0
Receive	28-Day MXN-TIIE	7.000	Lunar	03/01/2029	MXN	6,000	0	4	4	0	0
Receive	28-Day MXN-TIIE	7.011	Lunar	03/01/2029		18,500	0	13	13	0	(1)
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029		5,000	0	3	3	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		19,100	(31)	(17)	(48)	0	(1)
Receive	CPURNSA	2.502	Maturity	03/25/2030		$3,500	0	(15)	(15)	5	0
Receive	CPURNSA	2.520	Maturity	03/27/2030		3,100	0	(17)	(17)	5	0
Receive	CPURNSA	2.544	Maturity	04/07/2030		2,200	(17)	2	(15)	4	0
Receive	CPURNSA	2.487	Maturity	04/03/2035		5,900	(64)	24	(40)	10	0

							$868	$722	$1,590	$240	$(68)

Total Swap Agreements							$601	$710	$1,311	$240	$(68)

(g)	Securities with an aggregate market value of $982 and cash of $4,666 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		01/2026		CLP	46,517		$51		$0		$(1)
		01/2026		COP	265,495		70		0		0

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026	INR	905		10	0	0
	01/2026	KRW	62,476		43	0	0
	01/2026	PHP	4,729		80	0	0
	01/2026	PLN	3,706		1,004	0	(28)
	01/2026	THB	2,919		90	0	(3)
	01/2026	TWD	4,289		141	4	0
	01/2026		$200	CAD	275	0	0
	01/2026		51	CLP	46,517	1	0
	01/2026		100	COP	376,100	0	(1)
	01/2026		116	KRW	169,043	2	0
	01/2026		299	PLN	1,094	6	0
	01/2026		22	TWD	699	0	0
	02/2026	COP	88,878		$23	0	0
	02/2026	ILS	376		118	0	0
	03/2026	CLP	117,651		130	0	(1)
	03/2026	COP	380,633		99	1	0
	03/2026	PEN	6,981		2,071	0	0
	03/2026		$51	CLP	46,517	1	0
	03/2026		100	MXN	1,816	0	0
	03/2026		50	PEN	169	0	0
	04/2026		34	MXN	635	0	0
	06/2026	PEN	1,667		$493	0	0
BPS	01/2026	AUD	2,031		1,320	0	(35)
	01/2026	CHF	39		50	0	0
	01/2026	CNH	3,081		437	0	(5)
	01/2026	ILS	607		187	0	(4)
	01/2026	INR	9,917		110	0	0
	01/2026	JPY	33,300		215	3	0
	01/2026	KRW	73,698		50	0	(1)
	01/2026	NZD	1,080		614	0	(8)
	01/2026	PHP	2,964		50	0	0
	01/2026	PLN	928		254	0	(4)
	01/2026	TWD	26,442		859	18	0
	01/2026		$30	CLP	27,222	0	0
	01/2026		469	CNH	3,288	2	0
	01/2026		67	COP	255,624	0	0
	01/2026		118	EUR	101	0	0
	01/2026		130	IDR	2,180,610	0	0
	01/2026		50	INR	4,517	0	0
	01/2026		98	PHP	5,793	0	0
	01/2026		334	PLN	1,212	4	0
	01/2026		797	TWD	24,980	1	(2)
	01/2026		370	ZAR	6,166	2	0
	01/2026	ZAR	2,693		$161	0	(1)
	02/2026	COP	64,482		17	0	0
	02/2026		$112	INR	10,123	0	0
	02/2026		275	TWD	8,629	0	(1)
	03/2026	CZK	1,774		$85	0	(1)
	03/2026	TWD	10,142		327	4	0
	03/2026		$50	TWD	1,550	0	0
	04/2026	BRL	400		$70	0	(1)
	04/2026		$4,121	BRL	22,700	0	(64)
BRC	01/2026	DKK	3,957		$614	0	(9)
	01/2026	EUR	160		186	0	(2)
	01/2026	IDR	667,240		40	0	0
	01/2026	ILS	33		10	0	0
	01/2026	PHP	2,955		50	0	0
	01/2026	TRY	5,308		118	0	(4)
	01/2026		$193	MYR	792	2	0
	01/2026		55	PLN	200	1	0
	01/2026		156	SEK	1,445	1	0
	01/2026		32	TRY	1,441	1	0
	01/2026	ZAR	11,490		$663	0	(30)
	02/2026	ILS	149		46	0	(1)
	02/2026	TRY	163		4	0	0
	02/2026		$680	TRY	30,847	20	0
	03/2026		309	MXN	5,718	7	0
	03/2026		823	TRY	37,631	10	0
BSH	01/2026	BRL	1,212		$220	0	(1)
	01/2026	JPY	121,818		783	4	0
	01/2026		$218	BRL	1,212	3	0
	01/2026		560	CLP	525,671	25	0
	02/2026	BRL	1,221		$218	0	(3)
	02/2026	COP	64,482		17	0	0
	02/2026		$51	COP	196,618	1	0
	02/2026		88	PEN	303	1	0
	04/2026	BRL	700		$123	0	(2)
	05/2026	PEN	593		174	0	(2)
CBK	01/2026	AUD	111		74	0	0
	01/2026	BRL	1,218		222	1	0
	01/2026	CAD	220		158	0	(3)
	01/2026	CLP	46,517		51	0	(1)
	01/2026	COP	4,705,989		1,212	2	(20)
	01/2026	IDR	501,570		30	0	0
	01/2026	KRW	57,739		39	0	(1)
	01/2026	NOK	2,043		200	0	(2)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026	NZD	158		91	0	0
	01/2026	PEN	1,718		483	0	(28)
	01/2026	THB	1,618		51	0	(1)
	01/2026	TWD	23,998		790	26	0
	01/2026		$571	AUD	858	2	0
	01/2026		221	BRL	1,218	1	0
	01/2026		120	CLP	110,646	3	0
	01/2026		298	CNH	2,077	1	0
	01/2026		59	COP	222,899	0	0
	01/2026		952	EUR	817	8	0
	01/2026		50	IDR	833,781	0	0
	01/2026		30	ILS	95	0	0
	01/2026		2,735	INR	244,379	2	(25)
	01/2026		146	KRW	214,141	3	0
	01/2026		690	PEN	2,325	2	0
	01/2026		30	PLN	107	0	0
	01/2026		3	THB	112	0	0
	01/2026		666	TWD	20,790	0	(5)
	01/2026	ZAR	2,415		$140	0	(5)
	02/2026	COP	257,584		68	1	0
	02/2026	ILS	288		91	0	0
	02/2026	PEN	1,822		539	0	(2)
	02/2026		$596	COP	2,318,200	7	0
	02/2026		6	TWD	202	0	0
	03/2026	CLP	468,723		$503	0	(18)
	03/2026	COP	402,265		106	2	0
	03/2026	PEN	7,662		2,201	0	(73)
	03/2026	TWD	11,023		354	4	0
	03/2026		$233	PEN	789	1	0
	04/2026	COP	187,282		$49	1	0
	08/2026		$128	ZAR	2,279	7	0
CIB	01/2026		50	PEN	168	0	0
DUB	01/2026	ILS	249		$77	0	(1)
	01/2026	KRW	177,099		121	0	(2)
	01/2026		$50	COP	189,422	0	(1)
	01/2026		233	ILS	744	0	0
	01/2026		588	INR	52,383	0	(7)
	01/2026		290	KRW	425,674	6	0
	01/2026		160	ZAR	2,687	2	0
	01/2026	ZAR	16,440		$944	0	(48)
	02/2026	ILS	744		233	0	0
	02/2026		$204	HUF	67,125	1	0
	02/2026		9	TWD	273	0	0
FAR	01/2026	AUD	4,139		$2,688	0	(74)
	01/2026	CHF	52		65	0	(1)
	01/2026	CNH	1,536		218	0	(2)
	01/2026	GBP	3,115		4,091	0	(108)
	01/2026	MXN	17,790		959	0	(27)
	01/2026	MYR	82		20	0	0
	01/2026	NZD	638		365	0	(2)
	01/2026		$123	ILS	396	1	0
	01/2026		458	PLN	1,674	8	0
	01/2026	ZAR	14,198		$826	0	(30)
	02/2026	ILS	396		123	0	(1)
	02/2026	PEN	2,666		761	0	(30)
	03/2026		622		185	0	0
GLM	01/2026	CHF	3,022		3,770	0	(49)
	01/2026	COP	28,153		7	0	0
	01/2026	ILS	820		254	0	(4)
	01/2026	KRW	73,476		50	0	(1)
	01/2026	THB	1,976		62	0	(1)
	01/2026		$308	CAD	421	0	(1)
	01/2026		231	CNH	1,626	3	0
	01/2026		50	COP	188,455	0	0
	01/2026		100	IDR	1,678,156	0	0
	01/2026		14	MYR	57	0	0
	01/2026		334	PLN	1,221	6	0
	01/2026		278	SGD	359	2	0
	01/2026	ZAR	10,558		$612	0	(24)
	02/2026	COP	83,488		22	0	0
	02/2026		$97	MXN	1,801	2	0
	02/2026		30	TRY	1,367	1	0
	03/2026	COP	32,451		$8	0	0
	03/2026	PEN	233		69	0	0
	03/2026		$2,911	BRL	16,128	0	(6)
	03/2026		127	MXN	2,353	3	0
	04/2026	BRL	1,700		$299	1	(5)
	04/2026		$351	MXN	6,457	4	0
JPM	01/2026	CNH	6,393		$908	0	(10)
	01/2026	HKD	5,289		680	1	0
	01/2026	ILS	2,518		772	0	(19)
	01/2026	INR	18,565		209	2	0
	01/2026	KRW	1,071,561		747	4	0
	01/2026	NZD	69		40	0	0
	01/2026	PLN	1,572		429	0	(9)
	01/2026		$365	CAD	501	1	0

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

01/2026	270	CNH	1,900	2	0
01/2026	235	INR	20,911	0	(3)
01/2026	199	KRW	292,384	4	0
01/2026	345	PLN	1,273	9	0
01/2026	507	TWD	15,741	0	(6)
01/2026	ZAR	3,870	$226	0	(8)
02/2026	COP	32,283	8	0	0
02/2026	$747	KRW	1,070,155	0	(5)
02/2026	72	MXN	1,334	2	0
03/2026	COP	32,493	$8	0	0
03/2026	$269	MXN	4,927	3	0
04/2026	BRL	19,900	$3,376	0	(181)
04/2026	$100	MXN	1,841	1	0
06/2026	ZAR	1,200	$68	0	(4)
MBC	01/2026	CAD	2,912	2,069	0	(54)
01/2026	CHF	303	379	0	(4)
01/2026	GBP	169	227	0	(1)
01/2026	JPY	490,671	3,158	23	0
01/2026	KRW	30,358	21	0	0
01/2026	NOK	505	50	0	0
01/2026	SEK	11,235	1,180	0	(41)
01/2026	SGD	4,594	3,541	0	(36)
01/2026	$342	CHF	274	4	0
01/2026	240	HKD	1,870	0	0
01/2026	36	INR	3,218	0	0
01/2026	93	PLN	341	2	0
01/2026	34	TWD	1,078	0	0
01/2026	30	ZAR	504	0	0
02/2026	325	MXN	6,031	8	0
03/2026	87	1,610	1	0
04/2026	87	1,605	1	0
MYI	01/2026	MXN	3,415	$189	0	(1)
01/2026	$150	CAD	209	2	0
01/2026	326	GBP	245	4	0
01/2026	49	INR	4,450	0	0
01/2026	241	JPY	37,477	0	(1)
01/2026	98	KRW	143,013	1	0
01/2026	10	TWD	312	0	0
02/2026	ILS	580	$180	0	(2)
04/2026	$52	MXN	941	0	0
NGF	01/2026	KRW	290,316	$198	0	(3)
01/2026	$194	KRW	285,530	4	0
03/2026	11	TRY	511	0	0
RBC	01/2026	98	KRW	144,545	2	0
SCX	01/2026	CHF	87	$109	0	(1)
01/2026	CNH	3,062	435	0	(5)
01/2026	EUR	155	180	0	(2)
01/2026	INR	1,821	20	0	0
01/2026	JPY	94,497	608	4	0
01/2026	TWD	4,650	153	5	0
01/2026	$217	IDR	3,627,069	0	0
01/2026	30	INR	2,669	0	0
01/2026	535	JPY	83,500	0	(1)
SOG	01/2026	EUR	18,592	$21,525	0	(334)
01/2026	JPY	353,498	2,260	2	0
01/2026	$100	SEK	942	3	0
01/2026	100	TWD	3,133	0	0
02/2026	45	MXN	827	1	0
03/2026	CLP	459,762	$474	0	(37)
03/2026	MXN	27,484	1,467	0	(49)
03/2026	PEN	6	2	0	0
03/2026	$1,181	MXN	22,129	39	0
SSB	01/2026	INR	11,198	$124	0	0
UAG	01/2026	CHF	8	10	0	0
01/2026	COP	2,439,201	621	0	(20)
01/2026	$332	PLN	1,204	4	0
01/2026	ZAR	16,104	$926	0	(45)
02/2026	$71	MXN	1,322	2	0
03/2026	CLP	506,300	$544	0	(19)
03/2026	COP	3,975,264	1,012	0	(18)

Total Forward Foreign Currency Contracts	$380	$(1,743)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650%	05/20/2026	28,800	$57	$43

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	3,500	$5	$2
Call - OTC USD versus HKD	7.800	08/24/2026	5,300	7	3
Put - OTC USD versus KRW	KRW	1,419.000	02/12/2026	440	3	3
Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	1,020	45	82
BRC	Put - OTC USD versus KRW	KRW	1,423.000	02/12/2026	150	1	1
GLM	Put - OTC USD versus BRL	BRL	5.390	02/04/2026	610	9	3
Call - OTC USD versus HKD	HKD	7.800	08/14/2026	1,000	1	1
MBC	Call - OTC USD versus HKD	7.800	08/14/2026	1,800	2	1
Call - OTC USD versus HKD	7.800	08/24/2026	2,000	3	1

$76	$97

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	23,000	$16	$10
Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.230	03/30/2026	2,300	18	7
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	03/02/2026	2,500	15	4
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.194	03/04/2026	600	2	1
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.758	03/30/2026	1,200	9	6
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.146	04/15/2026	1,400	11	3
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	200	2	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	100	1	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	200	2	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	100	1	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	200	2	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	100	1	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	200	2	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	100	1	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	600	53	42
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	600	53	52
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	600	52	46
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	600	52	49
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	1,000	86	78
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	1,000	86	80
BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	1,900	153	108
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	2,400	194	182
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	139,900	703	490
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	139,900	703	686
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.189	01/02/2026	1,900	8	0
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.442	03/24/2026	2,600	13	11
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	2,300	17	6
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	2,700	234	205
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	2,200	190	167
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.751	10/14/2026	19,700	18	12
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.407	03/18/2026	3,300	16	12
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	1,600	141	115

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	1,600	141	137
Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	5,400	436	308
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	7,100	573	539
JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.260	04/28/2026	2,500	24	8
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	02/18/2026	6,000	12	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	200	2	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	100	1	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	200	2	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	100	1	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	2,600	229	187
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	2,600	229	223
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	24,600	19	11
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	24,600	18	10
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	24,600	18	11
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.421	03/30/2026	2,500	13	11
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	200	1	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	2,800	36	12
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	2,500	50	21
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	2,500	37	18
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	200	2	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	100	1	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	600	53	43
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	600	53	51
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	1,300	114	95
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	1,300	114	110

$5,034	$4,173

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2056	$97.375	02/05/2026	$1,500	$2	$0

Total Purchased Options	$5,169	$4,313

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525%	01/21/2026	4,200	$(5)	$(5)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.550	01/21/2026	12,620	(23)	(28)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.575	01/21/2026	2,200	(5)	(7)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	02/18/2026	11,500	(17)	(17)
Put - OTC CDX.IG-45 5-Year Index	Sell	0.525	02/18/2026	2,600	(4)	(3)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.500	05/20/2026	6,500	(9)	(8)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	05/20/2026	25,900	(48)	(49)
RBC	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	02/18/2026	500	(1)	(1)

$(112)	$(118)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	3,500	$(2)	$(1)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Call - OTC USD versus HKD	7.850	08/24/2026	5,300	(2)	(2)
Put - OTC USD versus KRW	KRW	1,383.000	02/12/2026	440	(1)	(1)
Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	2,050	(43)	(77)
BRC	Put - OTC USD versus KRW	KRW	1,385.000	02/12/2026	150	0	0
GLM	Put - OTC USD versus BRL	BRL	5.160	02/04/2026	610	(2)	0
Call - OTC USD versus BRL	5.680	02/04/2026	610	(8)	(5)
Call - OTC USD versus HKD	HKD	7.850	08/14/2026	1,000	0	0
MBC	Call - OTC USD versus HKD	7.850	08/14/2026	1,800	(1)	(1)
Call - OTC USD versus HKD	7.850	08/24/2026	2,000	(1)	(1)

$(60)	$(88)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.617%	03/02/2026	2,700	$(15)	$(17)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.646	04/15/2026	1,700	(13)	(15)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622	01/29/2026	200	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	200	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.066	02/05/2026	1,000	(2)	(1)
DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.689	01/02/2026	2,100	(8)	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.742	03/24/2026	2,700	(13)	(13)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	2,400	(17)	(20)
FAR	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.707	03/18/2026	3,400	(16)	(18)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	300	(1)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	200	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	200	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	200	(1)	0
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.560	04/28/2026	2,600	(24)	(32)
MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.721	03/30/2026	2,700	(13)	(15)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	200	(1)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	300	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	200	0	0
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	200	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	200	0	0

$(129)	$(134)

Total Written Options	$(301)	$(340)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.706%	$100	$(1)	$1	$0	$0

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	560	$126	$6	$132	$0
BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	1,190	274	7	281	0
CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	840	191	7	198	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	1,820	421	8	429	0
MYC	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	290	67	1	68	0
SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$600	(9)	6	0	(3)

$1,070	$35	$1,108	$(3)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	196	4.375% (SOFR plus a specified spread)	Monthly	02/04/2026	$2,983	$0	$12	$12	$0
Receive	RU20INTR Index	368	4.140% (SOFR less a specified spread)	Monthly	12/09/2026	5,006	0	(17)	0	(17)
BPS	Receive	RADMFENT Index	503	4.320% (FEDL01 plus a specified spread)	Monthly	02/04/2026	1,056	0	(4)	0	(4)
Receive	RADMFENT Index	1,268	4.370% (SOFR plus a specified spread)	Monthly	03/04/2026	2,662	0	(10)	0	(10)
Receive	RADMFENT Index	1,492	4.290% (SOFR plus a specified spread)	Monthly	04/15/2026	3,132	0	(11)	0	(11)
Receive	RADMFENT Index	4,296	4.220% (SOFR plus a specified spread)	Monthly	05/20/2026	9,019	0	(33)	0	(33)
Receive	RADMFENT Index	511	4.140% (SOFR plus a specified spread)	Monthly	11/04/2026	1,221	0	(4)	0	(4)
CIB	Receive	RU20INTR Index	309	4.020% (SOFR plus a specified spread)	Monthly	07/08/2026	4,204	0	(14)	0	(14)
FAR	Pay	S&P 500 Total Return Index	767	4.460% (FEDL01 plus a specified spread)	Monthly	01/07/2026	11,674	0	42	42	0
JPM	Pay	S&P 500 Total Return Index	36	4.420% (FEDL01 plus a specified spread)	Monthly	02/04/2026	548	0	2	2	0
Pay	S&P 500 Total Return Index	251	4.310% (SOFR plus a specified spread)	Monthly	04/01/2026	3,820	0	15	15	0
Receive	RADMFXNT Index	200	3.990% (SOFR plus a specified spread)	Monthly	05/20/2026	478	0	(2)	0	(2)
Receive	RADMFENT Index	724	4.000% (SOFR plus a specified spread)	Monthly	06/03/2026	1,729	0	(6)	0	(6)
Receive	RADMFENT Index	2,099	4.380% (SOFR plus a specified spread)	Monthly	06/03/2026	4,406	0	(16)	0	(16)
Receive	NDDUEAFE Index	2,251	3.975% (SOFR plus a specified spread)	Monthly	07/08/2026	23,871	0	(81)	0	(81)
Receive	RADMFENT Index	3,159	4.000% (SOFR plus a specified spread)	Monthly	07/08/2026	7,545	0	(26)	0	(26)
Receive	RADMFENT Index	9,293	4.340% (SOFR plus a specified spread)	Monthly	07/08/2026	19,509	0	(71)	0	(71)
Receive	RADMFENT Index	37	3.710% (SOFR plus a specified spread)	Monthly	07/15/2026	102	0	0	0	0
Receive	RADMFENT Index	5,916	3.990% (SOFR plus a specified spread)	Monthly	07/15/2026	14,130	0	(48)	0	(48)
Receive	ERADXULN Index	682	4.090% (SOFR plus a specified spread)	Monthly	09/23/2026	1,737	0	(6)	0	(6)
Receive	ERAUSLT Index	1,839	4.230% (SOFR less a specified spread)	Monthly	12/09/2026	15,174	0	(52)	0	(52)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

MEI	Receive	ERAEMLT Index	172	4.905% (SOFR plus a specified spread)	Monthly	03/04/2026	1,076	0	(5)	0	(5)
	Receive	ERAEMLN Index	6,487	4.330% (SOFR plus a specified spread)	Monthly	07/08/2026	17,423	0	(64)	0	(64)
	Receive	ERAEMLN Index	1,291	4.290% (SOFR plus a specified spread)	Monthly	08/05/2026	3,467	0	(13)	0	(13)
	Receive	ERADXULN Index	1,173	3.965% (SOFR plus a specified spread)	Monthly	08/19/2026	2,987	0	(10)	0	(10)
MYI	Receive	ERAUSLT Index	30	4.150% (SOFR plus a specified spread)	Monthly	03/11/2026	248	0	0	0	0
	Receive	ERADXULT Index	1,340	4.655% (SOFR plus a specified spread)	Monthly	04/01/2026	4,715	0	(18)	0	(18)
	Receive	NDDUEAFE Index	568	3.980% (SOFR plus a specified spread)	Monthly	05/20/2026	6,024	0	(20)	0	(20)
	Receive	ERADXULN Index	3,775	3.920% (SOFR plus a specified spread)	Monthly	06/03/2026	9,613	0	(32)	0	(32)
	Receive	NDDUEAFE Index	1,434	3.990% (SOFR plus a specified spread)	Monthly	06/03/2026	15,207	0	(52)	0	(52)
	Receive	NDDUEAFE Index	60	4.055% (SOFR plus a specified spread)	Monthly	11/18/2026	636	0	(2)	0	(2)

								$0	$(546)	$71	$(617)

Total Swap Agreements								$1,069	$(510)	$1,179	$(620)

(i)

Securities with an aggregate market value of $1,208 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)						Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$3,848	$0		$3,848
Industrials						0	1,652	0		1,652
Utilities						0	1,311	0		1,311
Municipal Bonds & Notes
Washington						0	344	0		344
U.S. Government Agencies						0	178,626	0		178,626
U.S. Treasury Obligations						0	5,504	0		5,504
Non-Agency Mortgage-Backed Securities						0	31,670	0		31,670
Asset-Backed Securities
Automobile Sequential						0	2,776	0		2,776
CMBS Other						0	2,476	0		2,476
Home Equity Other						0	5,514	0		5,514
Whole Loan Collateral						0	296	0		296
Other ABS						0	22,964	0		22,964
Sovereign Issues						0	23,338	0		23,338
Exchange-Traded Funds						19,062	0	0		19,062
Short-Term Instruments
Repurchase Agreements						0	13,200	0		13,200
Short-Term Notes						0	1,777	0		1,777
South Africa Treasury Bills						0	70	0		70

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

	$19,062	$295,366	$0	$314,428
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,163	$0	$0	$8,163

Total Investments	$27,225	$295,366	$0	$322,591

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(25,910)	$0	$(25,910)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	187	248	0	435
Over the counter	0	5,872	0	5,872

	$187	$6,120	$0	$6,307
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(16)	(162)	0	(178)
Over the counter	0	(2,703)	0	(2,703)

	$(16)	$(2,865)	$0	$(2,881)

Total Financial Derivative Instruments	$171	$3,255	$0	$3,426

Totals	$27,396	$272,711	$0	$300,107

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.4% ¤
BRAZIL 3.0%
CORPORATE BONDS & NOTES 0.7%
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		$3,420	$3,439

SOVEREIGN ISSUES 2.3%
Brazil Government International Bonds
6.000% due 04/07/2026		200	201
7.125% due 05/13/2054		2,396	2,377
7.250% due 01/12/2056		8,258	8,199

			10,777

Total Brazil (Cost $14,038)			14,216

CAYMAN ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
Kona Spc Ltd. 5.718% due 09/15/2026 «•	EUR	1,000	1,180

Total Cayman Islands (Cost $1,170)			1,180

CHILE 1.5%
CORPORATE BONDS & NOTES 0.5%
Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030		$500	486
4.700% due 05/07/2050		2,000	1,784

			2,270

SOVEREIGN ISSUES 1.0%
Chile Government International Bonds
3.100% due 01/22/2061		500	311
4.340% due 03/07/2042		5,000	4,460

			4,771

Total Chile (Cost $7,808)			7,041

COLOMBIA 11.3%
CORPORATE BONDS & NOTES 0.6%
Ecopetrol SA 8.375% due 01/19/2036		$2,700	2,780

SOVEREIGN ISSUES 10.7%
Colombia Government International Bonds
3.125% due 04/15/2031		200	174
3.875% due 04/25/2027		12,800	12,699
8.000% due 04/20/2033		8,000	8,616
8.000% due 11/14/2035		624	666
Colombia TES
11.000% due 08/22/2029	COP	28,613,400	7,161
11.750% due 01/24/2035		27,226,300	6,713
12.750% due 11/28/2040		28,677,300	7,446
13.250% due 02/09/2033		24,977,600	6,701

			50,176

Total Colombia (Cost $51,551)			52,956

DOMINICAN REPUBLIC 0.6%
SOVEREIGN ISSUES 0.6%
Dominican Republic International Bonds
4.875% due 09/23/2032		$2,500	2,412
5.950% due 01/25/2027		200	202

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Total Dominican Republic (Cost $2,818)			2,614

INDIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra 4.625% due 10/15/2039		$986	839
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026		1,000	993

Total India (Cost $1,969)			1,832

INDONESIA 2.3%
CORPORATE BONDS & NOTES 0.0%
Pelabuhan Indonesia Persero PT 5.375% due 05/05/2045		$200	190

SOVEREIGN ISSUES 2.3%
Indonesia Government International Bonds
3.500% due 02/14/2050		2,000	1,472
4.750% due 07/18/2047		755	707
5.125% due 01/15/2045		1,865	1,849
5.250% due 01/17/2042		500	504
5.250% due 01/08/2047		1,249	1,248
5.950% due 01/08/2046		918	980
6.750% due 01/15/2044		2,400	2,783
7.750% due 01/17/2038		1,025	1,284

			10,827

Total Indonesia (Cost $12,958)			11,017

ISRAEL 3.1%
SOVEREIGN ISSUES 3.1%
Israel Government International Bonds
3.875% due 07/03/2050		$5,000	3,677
5.500% due 03/12/2034		7,000	7,261
State of Israel 3.375% due 01/15/2050		5,400	3,636

Total Israel (Cost $18,465)			14,574

IVORY COAST 1.1%
SOVEREIGN ISSUES 1.1%
Ivory Coast Government International Bonds
5.250% due 03/22/2030	EUR	2,300	2,714
5.875% due 10/17/2031		2,000	2,370

Total Ivory Coast (Cost $4,787)			5,084

KUWAIT 1.9%
SOVEREIGN ISSUES 1.9%
Kuwait International Government Bonds
4.016% due 10/09/2028		$3,000	3,008
4.136% due 10/09/2030		3,000	3,006
4.652% due 10/09/2035		3,000	3,003

Total Kuwait (Cost $9,000)			9,017

LUXEMBOURG 4.3%
		SHARES
COMMON STOCKS 0.8%
Drillco Holdings Luxembourg SA «(e)		123,735	2,792

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Foresea Holdings SA «		48,750	1,100

			3,892

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 2.4%
FORESEA Holding SA 7.500% due 06/15/2030		$2,149	2,121
Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		200	209
6.103% due 08/23/2042		3,300	3,443
6.510% due 02/23/2042		5,000	5,467

			11,240

SOVEREIGN ISSUES 1.1%
Eagle Funding Luxco SARL 5.500% due 08/17/2030		5,000	5,099

Total Luxembourg (Cost $17,791)			20,231

MALAYSIA 0.8%
CORPORATE BONDS & NOTES 0.8%
Petronas Capital Ltd.
3.500% due 04/21/2030		$2,500	2,436
4.550% due 04/21/2050		500	441
4.800% due 04/21/2060		200	181
Petronas Energy Canada Ltd. 2.112% due 03/23/2028		500	481

Total Malaysia (Cost $3,760)			3,539

MEXICO 6.7%
CORPORATE BONDS & NOTES 1.4%
Coca-Cola Femsa SAB de CV 1.850% due 09/01/2032		$2,150	1,822
Petroleos Mexicanos
6.700% due 02/16/2032		498	497
7.690% due 01/23/2050		500	448
10.000% due 02/07/2033		3,100	3,594

			6,361

SOVEREIGN ISSUES 5.3%
Mexico Government International Bonds
1.350% due 09/18/2027	EUR	300	345
3.500% due 09/19/2029		1,500	1,759
4.500% due 03/19/2034		1,500	1,757
5.000% due 04/27/2051		$3,300	2,661
5.125% due 03/19/2038	EUR	900	1,052
5.375% due 03/22/2033		$2,500	2,486
5.625% due 09/22/2035		2,500	2,469
6.000% due 05/07/2036		1,200	1,219
6.400% due 05/07/2054		2,000	1,928
6.625% due 01/29/2038		4,155	4,346
6.875% due 05/13/2037		4,500	4,813
Mexico Udibonos
4.000% due 11/30/2028 (c)	MXN	1,911	106
4.000% due 08/24/2034 (c)		523	28

			24,969

Total Mexico (Cost $31,200)			31,330

PARAGUAY 0.2%
SOVEREIGN ISSUES 0.2%
Paraguay Government International Bonds 4.950% due 04/28/2031		$1,000	1,017

Total Paraguay (Cost $1,095)			1,017

PERU 14.2%
SOVEREIGN ISSUES 14.2%
Peru Government Bonds
6.850% due 08/12/2035	PEN	72,100	23,131

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

7.300% due 08/12/2033		47,700	16,194
Peru Government International Bonds
5.875% due 08/08/2054		$1,000	993
6.150% due 08/12/2032	PEN	42,570	13,667
6.950% due 08/12/2031		38,082	12,597

Total Peru (Cost $58,892)			66,582

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Poland Government International Bonds 5.125% due 09/18/2034		$2,000	2,053

Total Poland (Cost $1,973)			2,053

QATAR 3.0%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy 2.250% due 07/12/2031		$700	631

SOVEREIGN ISSUES 2.9%
Qatar Government International Bonds
3.750% due 04/16/2030		4,100	4,067
4.400% due 04/16/2050		7,000	6,206
4.817% due 03/14/2049		1,200	1,134
5.103% due 04/23/2048		2,000	1,979

			13,386

Total Qatar (Cost $14,641)			14,017

ROMANIA 5.0%
SOVEREIGN ISSUES 5.0%
Romania Government International Bonds
2.000% due 01/28/2032	EUR	3,000	3,016
2.000% due 04/14/2033		3,000	2,869
3.624% due 05/26/2030		3,000	3,473
5.375% due 03/22/2031		3,000	3,673
5.375% due 06/07/2033		2,000	2,376
5.625% due 05/30/2037		3,000	3,436
6.125% due 10/07/2037		1,000	1,182
6.500% due 10/07/2045		1,500	1,755
7.500% due 02/10/2037		$1,500	1,663

Total Romania (Cost $21,196)			23,443

SAUDI ARABIA 8.5%
CORPORATE BONDS & NOTES 2.1%
Saudi Arabian Oil Co.
5.250% due 07/17/2034		$3,000	3,092
5.750% due 07/17/2054		3,000	2,931
5.875% due 07/17/2064		4,000	3,891

			9,914

SOVEREIGN ISSUES 6.4%
Saudi Government International Bonds
3.625% due 03/04/2028		1,500	1,489
4.750% due 01/18/2028		5,000	5,071
4.750% due 01/16/2030		5,000	5,109
4.875% due 07/18/2033		5,000	5,085
5.000% due 01/18/2053		2,000	1,783
5.125% due 01/13/2028		3,000	3,066
5.375% due 01/13/2031		500	524
5.750% due 01/16/2054		8,000	7,920

			30,047

Total Saudi Arabia (Cost $39,326)			39,961

SERBIA 3.0%
SOVEREIGN ISSUES 3.0%
Serbia International Bonds
1.000% due 09/23/2028	EUR	3,000	3,293
1.500% due 06/26/2029		5,400	5,894
1.650% due 03/03/2033		150	148
2.050% due 09/23/2036		2,500	2,292
3.125% due 05/15/2027		1,900	2,224

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Total Serbia (Cost $15,058)			13,851

SOUTH AFRICA 13.0%
SOVEREIGN ISSUES 13.0%
Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	140,200	8,283
8.500% due 01/31/2037		493,700	29,638
8.875% due 02/28/2035		293,700	18,509
Republic of South Africa Government International Bonds
5.750% due 09/30/2049		$400	337
7.100% due 11/19/2036		2,000	2,150
7.950% due 11/19/2054		2,000	2,155

Total South Africa (Cost $52,393)			61,072

TURKEY 1.2%
SOVEREIGN ISSUES 1.2%
Turkiye Government International Bonds 7.625% due 05/15/2034		$5,000	5,444

Total Turkey (Cost $4,925)			5,444

UNITED ARAB EMIRATES 1.1%
CORPORATE BONDS & NOTES 0.4%
Adnoc Murban Rsc Ltd. 4.250% due 09/11/2029		$2,000	2,014

SOVEREIGN ISSUES 0.7%
Abu Dhabi Government International Bonds
2.700% due 09/02/2070		4,500	2,531
3.875% due 04/16/2050		793	639

			3,170

Total United Arab Emirates (Cost $7,365)			5,184

UNITED STATES 4.6%
ASSET-BACKED SECURITIES 0.0%
GSAA Home Equity Trust 4.446% due 03/25/2037 •		$166	66
Morgan Stanley Mortgage Loan Trust 4.566% due 04/25/2037 •		195	52

			118

CORPORATE BONDS & NOTES 0.4%
Rio Oil Finance Trust
8.200% due 04/06/2028		285	295
9.750% due 01/06/2027		1,303	1,345

			1,640

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Mortgage Trust 4.832% due 02/25/2036 ~		3	3
Chase Mortgage Finance Trust 4.613% due 03/25/2037 ~		10	9
CHL Mortgage Pass-Through Trust 4.530% due 09/25/2047 ~		4	4
Citigroup Mortgage Loan Trust, Inc.
5.044% due 07/25/2046 ~		7	6
6.746% due 03/25/2034 ~		1	1
Luminent Mortgage Trust 4.206% due 12/25/2036 •		3	3
MASTR Adjustable Rate Mortgages Trust 4.326% due 05/25/2037 •		79	32
Merrill Lynch Alternative Note Asset Trust
4.446% due 03/25/2037 •		208	49
4.576% due 06/25/2037 ~		73	32
Merrill Lynch Mortgage-Backed Securities Trust 4.030% due 04/25/2037 ~		13	11
Morgan Stanley Mortgage Loan Trust 5.782% due 06/25/2036 ~		2	2
Sequoia Mortgage Trust 4.597% due 01/20/2047 ~		4	3
WaMu Mortgage Pass-Through Certificates Trust
3.410% due 05/25/2037 ~		17	14
3.664% due 01/25/2037 ~		13	11

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

3.670% due 04/25/2037 ~	9	8
4.146% due 12/25/2036 ~	29	28
4.271% due 12/25/2036 ~	8	8
4.473% due 09/25/2036 ~	12	11

		235

U.S. TREASURY OBLIGATIONS 4.1%
U.S. Treasury Bonds
4.625% due 05/15/2054 (g)(i)	20,000	19,267

Total United States (Cost $21,969)		21,260

	SHARES
SHORT-TERM INSTRUMENTS 0.9%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (d)	548,209	548

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.8%
3.705% due 01/27/2026 - 04/21/2026 (a)(b)(i)	$3,838	3,806

Total Short-Term Instruments (Cost $4,353)		4,354

Total Investments in Securities (Cost $420,501)		432,869

	SHARES
INVESTMENTS IN AFFILIATES 5.4%
SHORT-TERM INSTRUMENTS 5.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short-Term Floating NAV Portfolio III	2,600,430	25,331

Total Short-Term Instruments (Cost $25,316)		25,331

Total Investments in Affiliates (Cost $25,316)		25,331

Total Investments 97.8% (Cost $445,817)		$458,200
Financial Derivative Instruments (f)(h) 0.4%(Cost or Premiums, net $(976))		1,782
Other Assets and Liabilities, net 1.8%		8,591

Net Assets 100.0%		$468,573

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Coupon represents a 7-Day Yield.
(e)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holdings Luxembourg SA	06/08/2023	$2,475	$2,792	0.60%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(1,071) at a weighted average interest rate of 4.464%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond March Futures	03/2026	124	$10,923	$(114)	$0	$(26)
U.S. Treasury 5-Year Note March Futures	03/2026	123	13,444	(1)	0	(14)
U.S. Treasury 10-Year Note March Futures	03/2026	68	7,646	(14)	0	(14)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	29	3,422	1	0	(11)

$(128)	$0	$(65)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2026	13	$(1,949)	$27	$4	$0

Total Futures Contracts	$(101)	$4	$(65)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

iTraxx Asia ex-Japan 44 5-Year Index	1.000%	Quarterly	12/20/2030	$1,800	$31	$(2)	$29	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Year BRL-CDI	9.760%	Maturity	01/04/2027	BRL	38,500	$0	$(554)	$(554)	$0	$0

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Year BRL-CDI	10.145	Maturity	01/04/2027	32,100	0	(680)	(680)	0	(1)
Pay	1-Year BRL-CDI	10.231	Maturity	01/04/2027	132,400	0	(2,711)	(2,711)	0	(2)
Pay	1-Year BRL-CDI	12.198	Maturity	01/04/2027	30,000	0	(179)	(179)	0	0
Pay	1-Year BRL-CDI	12.350	Maturity	01/04/2027	101,000	0	(496)	(496)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027	2,000	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029	1,000	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.415	Maturity	01/02/2029	441,800	616	(535)	81	0	(3)
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	MXN	60,000	2	14	16	3	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	16,500	(609)	182	(427)	10	0

$9	$(4,962)	$(4,953)	$13	$(6)

Total Swap Agreements	$40	$(4,964)	$(4,924)	$13	$(6)

(g)

Securities with an aggregate market value of $1,987 and cash of $3,451 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2026	$5,796	JPY	900,895	$0	$(40)
BOA	01/2026	AUD	605	$400	0	(4)
01/2026	COP	4,088,543	1,072	0	(1)
01/2026	INR	7,304	80	0	(1)
01/2026	KRW	2,452,880	1,686	0	(15)
01/2026	THB	34,088	1,053	0	(30)
01/2026	TWD	146,005	4,788	140	0
01/2026	$8,688	PLN	31,793	167	0
01/2026	589	TWD	18,581	3	0
01/2026	2,290	ZAR	38,174	12	0
02/2026	COP	1,799,323	$470	3	(1)
02/2026	ILS	9,326	2,927	0	(1)
02/2026	$11	TRY	515	0	0
03/2026	COP	8,713,872	$2,268	21	0
03/2026	PEN	74,140	21,994	0	(5)
04/2026	$791	MXN	14,576	11	0
06/2026	PEN	5,623	$1,662	0	(1)
BPS	01/2026	AUD	22,992	14,945	0	(400)
01/2026	CHF	1,050	1,333	7	0
01/2026	CNH	92,714	13,157	0	(147)
01/2026	GBP	1,705	2,306	7	0
01/2026	ILS	15,381	4,730	0	(100)
01/2026	INR	246,119	2,730	0	(7)
01/2026	JPY	1,043,500	6,753	86	0
01/2026	NZD	18,960	10,773	0	(146)
01/2026	PLN	13,537	3,711	0	(60)
01/2026	TWD	489,660	16,112	521	0
01/2026	$12,081	CNH	84,625	54	0
01/2026	3,683	EUR	3,136	4	0
01/2026	681	IDR	11,383,665	1	0
01/2026	1,300	INR	117,443	4	0
01/2026	9,554	PLN	34,729	119	0
01/2026	22,075	TWD	692,963	37	(47)
01/2026	5,059	ZAR	84,352	27	0
01/2026	ZAR	35,652	$2,131	0	(19)
02/2026	COP	1,185,185	309	1	0
02/2026	$2,868	INR	258,387	0	(1)
02/2026	7,171	TWD	225,077	0	(14)
03/2026	TWD	87,188	$2,807	36	0
03/2026	$37	CZK	767	0	0
BRC	01/2026	EUR	3,635	$4,219	0	(55)
01/2026	ILS	4,059	1,265	0	(9)
01/2026	$1,229	AUD	1,839	0	(2)
01/2026	332	GBP	254	10	0
01/2026	6,899	NZD	11,938	0	(23)
01/2026	1,617	PLN	5,892	24	0
01/2026	1,515	TRY	68,056	65	0
01/2026	ZAR	20,750	$1,198	0	(53)
02/2026	ILS	4,028	1,250	0	(15)
02/2026	TRY	82	2	0	0
02/2026	$2,217	MXN	41,095	55	0
02/2026	56,079	TRY	2,549,599	1,594	0

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

	03/2026		6,737	MXN	124,762	142	0
	03/2026		4,780	TRY	217,540	69	0
BSH	01/2026	GBP	1,575		$2,082	0	(41)
	01/2026	PEN	12,971		3,661	0	(195)
	01/2026		$3,675	JPY	571,975	0	(21)
	01/2026		515	PEN	1,826	28	0
	02/2026	COP	1,472,640		$384	1	0
	02/2026	PEN	9,292		2,658	0	(103)
	03/2026		1,755		502	0	(18)
	04/2026		65,689		18,862	0	(613)
	06/2026		$542	PEN	1,837	1	0
CBK	01/2026	AUD	37,048		$24,588	0	(138)
	01/2026	BRL	543,199		98,720	0	(408)
	01/2026	CAD	34		24	0	(1)
	01/2026	COP	20,513,368		5,414	35	(5)
	01/2026	ILS	6		2	0	0
	01/2026	NZD	5,333		3,078	7	0
	01/2026	PEN	10,974		3,084	0	(181)
	01/2026	PLN	69		19	0	0
	01/2026	SGD	2,165		1,679	0	(6)
	01/2026	TWD	1,404,421		46,247	1,532	0
	01/2026		$3,871	AUD	5,835	23	0
	01/2026		99,055	BRL	543,199	73	0
	01/2026		7,857	CNH	54,851	13	0
	01/2026		1,227	COP	4,624,563	0	(3)
	01/2026		680	ILS	2,176	3	0
	01/2026		46,137	INR	4,123,503	36	(405)
	01/2026		19,670	NZD	34,375	128	0
	01/2026		3,258	PEN	10,974	7	0
	01/2026		1,468	PLN	5,283	3	0
	01/2026		1	THB	47	0	0
	01/2026		5,753	TWD	179,855	4	(30)
	01/2026		1,533	ZAR	26,016	36	0
	02/2026	COP	3,913,876		$1,027	12	0
	02/2026	EUR	2,049	RON	10,521	11	0
	02/2026	ILS	7,372		$2,319	4	0
	02/2026		$180	TWD	5,625	0	(1)
	03/2026	COP	6,293,361		$1,660	28	0
	03/2026	PEN	19,272		5,696	0	(20)
	03/2026	TWD	94,762		3,045	32	0
	04/2026	COP	2,240,556		586	10	0
	07/2026	PEN	9,423		2,730	0	(53)
DUB	01/2026	BRL	9,623		1,749	0	(7)
	01/2026	ILS	6,740		2,095	0	(21)
	01/2026	KRW	10,090,930		6,893	0	(105)
	01/2026	NZD	4,111		2,377	9	0
	01/2026		$1,772	BRL	9,623	0	(16)
	01/2026		4,384	ILS	13,988	8	0
	01/2026		14,237	INR	1,267,890	0	(164)
	01/2026		7,478	KRW	10,987,001	142	0
	01/2026		2,117	ZAR	35,583	30	0
	01/2026	ZAR	52,619		$3,020	0	(153)
	02/2026	EUR	18,355	RON	94,172	81	0
	02/2026	ILS	13,985		$4,384	0	(7)
	02/2026		$243	TWD	7,594	0	(1)
	03/2026	TWD	362		$11	0	0
FAR	01/2026	AUD	46,862		30,438	0	(838)
	01/2026	CHF	1,175		1,465	0	(19)
	01/2026	CNH	46,214		6,566	0	(65)
	01/2026	NZD	14,493		8,304	0	(43)
	01/2026	PEN	4,460		1,311	0	(15)
	01/2026		$2,321	ILS	7,443	16	0
	01/2026		2,202	PEN	7,418	3	0
	01/2026		14,302	PLN	52,318	270	0
	01/2026		2,118	ZAR	35,534	25	0
	01/2026	ZAR	25,641		$1,491	0	(55)
	02/2026	ILS	7,441		2,321	0	(15)
	06/2026	PEN	7,460		2,202	0	(4)
GLM	01/2026	BRL	552,353		99,829	0	(970)
	01/2026	CHF	7,155		8,925	0	(116)
	01/2026	CNH	5,485		779	0	(8)
	01/2026	COP	426,496		112	0	0
	01/2026	ILS	6,057		1,875	0	(27)
	01/2026	RON	1,228		283	0	0
	01/2026		$100,384	BRL	552,353	415	0
	01/2026		5,624	CNH	39,647	65	0
	01/2026		916	INR	82,987	5	0
	01/2026		9,456	PLN	34,544	166	0
	01/2026		1,092	THB	34,769	13	0
	01/2026	ZAR	19,067		$1,106	0	(44)
	02/2026	COP	1,520,820		398	2	0
	02/2026		$3,228	MXN	59,869	81	0
	03/2026	BRL	108		$20	0	0
	03/2026	COP	590,580		153	0	0
	03/2026		$18,836	BRL	103,901	0	(122)
	03/2026		3,181	MXN	59,004	78	0

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

	04/2026		99,829	BRL	564,662	1,100	0
	04/2026		7,575	MXN	139,481	95	0
JPM	01/2026	CAD	1,223		$890	0	(1)
	01/2026	CNH	192,381		27,316	0	(288)
	01/2026	ILS	49,674		15,266	0	(331)
	01/2026	INR	238,702		2,681	32	0
	01/2026	NZD	7,613		4,417	33	0
	01/2026	PLN	30,736		8,383	0	(178)
	01/2026		$7,079	CNH	49,727	56	0
	01/2026		5,600	INR	498,673	0	(65)
	01/2026		7,481	KRW	10,734,840	0	(36)
	01/2026		36,615	MXN	680,998	1,112	0
	01/2026		10,948	PLN	40,333	286	0
	01/2026	ZAR	6,989		$407	0	(14)
	02/2026	COP	618,240		161	0	0
	02/2026	KRW	10,720,753		7,481	47	0
	02/2026		$2,964	MXN	54,992	75	0
	02/2026		1	TRY	42	0	0
	03/2026	COP	154,600		$40	0	0
	03/2026		$6,120	MXN	112,202	72	0
	04/2026		2,480		45,695	34	0
MBC	01/2026	AUD	42,797		$28,118	0	(444)
	01/2026	CAD	79,789		56,692	0	(1,473)
	01/2026	CHF	1,871		2,356	0	(8)
	01/2026	EUR	200		235	0	0
	01/2026	GBP	3,282		4,399	0	(25)
	01/2026	JPY	1,118,700		7,204	57	0
	01/2026	NZD	4,544		2,626	9	0
	01/2026	PLN	10,104		2,762	0	(52)
	01/2026	SGD	133,380		102,796	0	(1,034)
	01/2026		$962	AUD	1,434	0	(5)
	01/2026		1,838	GBP	1,377	18	0
	01/2026		154	JPY	23,968	0	(1)
	01/2026		2,178	PLN	7,983	46	0
	01/2026		1,599	THB	51,802	46	0
	01/2026		908	TWD	28,658	5	0
	02/2026		1,484	MXN	27,471	34	0
	04/2026		1,996		36,849	30	0
MYI	01/2026	ILS	13		$4	0	0
	01/2026	PLN	5		1	0	0
	01/2026		$32	JPY	4,979	0	0
	02/2026	ILS	14,652		$4,551	0	(51)
	04/2026		$692	MXN	12,608	1	0
NGF	01/2026	KRW	16,541,788		$11,304	0	(169)
	01/2026		$5,021	KRW	7,369,743	91	0
	01/2026		2,820	TRY	127,321	121	0
	02/2026		28,140		1,278,688	799	0
	03/2026		3,436		157,497	40	0
SCX	01/2026	CHF	1,166		$1,455	0	(19)
	01/2026	CNH	92,145		13,078	0	(144)
	01/2026	INR	37,305		410	0	(4)
	01/2026	JPY	259,700		1,663	3	0
	01/2026	TWD	156,331		5,131	154	0
	01/2026		$1,132	IDR	18,934,939	2	0
	01/2026		828	INR	74,746	2	0
	01/2026		2,856	JPY	444,112	0	(18)
SOG	01/2026	EUR	32,276		$37,368	0	(579)
	01/2026	RON	1,479		340	0	(1)
	01/2026	SGD	6,730		5,195	0	(44)
	01/2026		$31,467	GBP	24,027	920	0
	01/2026		10,613	JPY	1,659,792	0	(9)
	02/2026		1,485	MXN	27,486	34	0
	03/2026	MXN	1,127		$60	0	(2)
	03/2026	PEN	66		20	0	0
	03/2026		$1,021	CLP	989,792	79	0
	03/2026		22,095	MXN	414,075	737	0
	04/2026	PEN	14,272		$4,090	0	(141)
SSB	01/2026	INR	159,850		1,799	25	0
	01/2026		$920	INR	83,334	5	0
UAG	01/2026	CHF	4,925		$6,153	0	(70)
	01/2026	PLN	10,139		2,779	0	(46)
	01/2026		$23,584	NZD	40,679	0	(156)
	01/2026		9,395	PLN	34,125	110	(1)
	01/2026		2,431	TWD	75,371	0	(31)
	01/2026	ZAR	51,544		$2,964	0	(144)
	02/2026		$4,004	MXN	74,179	95	0
	03/2026	TWD	29,558		$950	10	0

Total Forward Foreign Currency Contracts						$13,071	$(11,838)

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,415.000	02/19/2026	114,068	$772	$646

Total Purchased Options	$772	$646

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,375.000	02/19/2026	114,068	$(262)	$(164)

Total Written Options	$(262)	$(164)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Chile Government International Bonds	1.000%	Quarterly	12/20/2030	0.429%	$2,000	$46	$7	$53	$0
Indonesia Government International Bonds	1.000	Quarterly	12/20/2030	0.689	2,000	15	14	29	0
South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.266	400	(17)	20	3	0
BPS	Chile Government International Bonds	1.000	Quarterly	12/20/2030	0.429	10,000	234	30	264	0
Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075	2,800	(134)	132	0	(2)
Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164	700	(62)	60	0	(2)
Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.480	3,000	(31)	69	38	0
BRC	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.897	2,110	(100)	103	3	0
Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164	17,000	15	(63)	0	(48)
Romania Government International Bonds	1.000	Quarterly	12/20/2030	1.385	10,000	(267)	98	0	(169)
CBK	Brazil Government International Bonds	1.000	Quarterly	06/20/2035	2.219	5,000	(717)	271	0	(446)
Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.897	2,300	(116)	119	3	0
DUB	Indonesia Government International Bonds	1.000	Quarterly	12/20/2030	0.689	10,000	75	69	144	0
GST	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164	3,500	(312)	302	0	(10)
Saudi Arabia Government International Bonds	1.000	Quarterly	12/20/2030	0.674	15,000	235	(8)	227	0
JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.622	2,600	46	(5)	41	0
MYC	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164	4,500	(401)	388	0	(13)
South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.266	800	(35)	41	6	0

Total Swap Agreements	$(1,526)	$1,647	$811	$(690)

(i)

Securities with an aggregate market value of $5,298 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$0	$3,439	$0	$3,439
Sovereign Issues	0	10,777	0	10,777
Cayman Islands
Corporate Bonds & Notes	0	0	1,180	1,180
Chile
Corporate Bonds & Notes	0	2,270	0	2,270
Sovereign Issues	0	4,771	0	4,771
Colombia
Corporate Bonds & Notes	0	2,780	0	2,780
Sovereign Issues	0	50,176	0	50,176
Dominican Republic
Sovereign Issues	0	2,614	0	2,614
India
Corporate Bonds & Notes	0	1,832	0	1,832
Indonesia
Corporate Bonds & Notes	0	190	0	190
Sovereign Issues	0	10,827	0	10,827
Israel
Sovereign Issues	0	14,574	0	14,574
Ivory Coast
Sovereign Issues	0	5,084	0	5,084
Kuwait
Sovereign Issues	0	9,017	0	9,017
Luxembourg
Common Stocks	0	0	3,892	3,892
Corporate Bonds & Notes	0	11,240	0	11,240
Sovereign Issues	0	5,099	0	5,099
Malaysia
Corporate Bonds & Notes	0	3,539	0	3,539
Mexico
Corporate Bonds & Notes	0	6,361	0	6,361
Sovereign Issues	0	24,969	0	24,969
Paraguay
Sovereign Issues	0	1,017	0	1,017
Peru
Sovereign Issues	0	66,582	0	66,582
Poland
Sovereign Issues	0	2,053	0	2,053
Qatar
Corporate Bonds & Notes	0	631	0	631
Sovereign Issues	0	13,386	0	13,386
Romania
Sovereign Issues	0	23,443	0	23,443
Saudi Arabia
Corporate Bonds & Notes	0	9,914	0	9,914
Sovereign Issues	0	30,047	0	30,047
Serbia
Sovereign Issues	0	13,851	0	13,851
South Africa
Sovereign Issues	0	61,072	0	61,072
Turkey
Sovereign Issues	0	5,444	0	5,444
United Arab Emirates
Corporate Bonds & Notes	0	2,014	0	2,014
Sovereign Issues	0	3,170	0	3,170
United States
Asset-Backed Securities	0	118	0	118
Corporate Bonds & Notes	0	1,640	0	1,640
Non-Agency Mortgage-Backed Securities	0	235	0	235
U.S. Treasury Obligations	0	19,267	0	19,267
Short-Term Instruments
Mutual Funds	0	548	0	548
U.S. Treasury Bills	0	3,806	0	3,806

	$0	$427,797	$5,072	$432,869
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$25,331	$0	$0	$25,331

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Total Investments	$25,331	$427,797	$5,072	$458,200

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	13	0	17
Over the counter	0	14,528	0	14,528

$4	$14,541	$0	$14,545
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(26)	(45)	0	(71)
Over the counter	0	(12,692)	0	(12,692)

$(26)	$(12,737)	$0	$(12,763)

Total Financial Derivative Instruments	$(22)	$1,804	$0	$1,782

Totals	$25,309	$429,601	$5,072	$459,982

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (1)

Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$0	$1,170	$0	$0	$0	$10	$0	$0	$1,180	$10
Luxembourg
Common Stocks	4,344	0	0	0	0	(452)	0	0	3,892	(452)

Totals	$4,344	$1,170	$0	$0	$0	$(442)	$0	$0	$5,072	$(442)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$1,180	Discounted Cash Flow	Discount Rate	5.429	—
Luxembourg
Common Stocks	3,892	Indicative Market Quotation	Broker Quote	$22.563	—

Total	$5,072

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 7.6%
American Axle & Manufacturing, Inc. TBD% due 02/24/2032	$225	$225
B&G Foods, Inc. 7.216% (TSFR1M + 3.500%) due 10/10/2029 ~	321	310
Barnes Group, Inc. 6.466% - 7.831% (TSFR1M + 2.750%) due 01/27/2032 ~	136	137
Bausch & Lomb Corp. 7.966% (TSFR1M + 4.250%) due 01/15/2031 ~	25	25
Clydesdale Acquisition Holdings, Inc.
TBD% - 9.859% (TSFR1M + 3.250%) due 04/01/2032 ~	2	2
TBD% - 9.859% (TSFR1M + 3.250%) due 04/01/2032 ~	172	172
Cotiviti Corp. 6.623% - 7.716% (TSFR1M + 2.750%) due 05/01/2031 ~	246	237
Envision Healthcare Corp.
11.862% (TSFR3M + 7.875%) due 07/20/2026 «~	1,074	1,074
11.862% (TSFR3M + 7.875%) due 11/03/2028 «~	5,106	5,259
Finastra USA, Inc. 7.723% (TSFR3M + 4.000%) due 09/15/2032 ~	250	245
GFL Environmental, Inc. 6.273% - 8.172% (TSFR3M + 2.500%) due 03/03/2032 ~	100	100
Gray Television, Inc. 9.123% (TSFR1M + 5.250%) due 06/04/2029 ~	2	2
INEOS U.S. Finance LLC
6.716% - 7.672% (TSFR1M + 3.000%) due 02/07/2031 ~	40	32
6.966% - 7.384% (TSFR1M + 3.250%) due 02/18/2030 ~	394	321
LifePoint Health, Inc. 7.335% (TSFR1M + 3.500%) due 05/19/2031 ~	99	99
McAfee LLC 6.716% - 7.672% (TSFR1M + 3.000%) due 03/01/2029 ~	373	346
Medline Borrower LP 5.466% - 9.485% (TSFR1M + 1.750%) due 10/23/2030 ~	525	528
Mercury Aggregator LP (19.000% PIK) 19.000% due 04/03/2026 «~(a)	222	12
Paradigm Parent LLC 8.172% (TSFR3M + 4.500%) due 04/16/2032 ~	50	44
Petco Health & Wellness Co., Inc. 7.184% - 7.198% (TSFR3M + 3.250%) due 03/03/2028 ~	170	168
Polaris Newco LLC 7.852% (TSFR3M + 3.750%) due 06/02/2028 ~	104	100
QuidelOrtho Corp. 7.716% (TSFR1M + 4.000%) due 08/20/2032 ~	274	275
Renaissance Holdings Corp. 7.716% (TSFR1M + 4.000%) due 04/05/2030 ~	75	66
Specialty Building Products Holdings LLC 7.566% (TSFR1M + 3.750%) due 10/16/2028 ~	124	116
Stepstone Group MidCo 2 GmbH 8.199% (TSFR3M + 4.500%) due 12/19/2031 ~	532	499
TransDigm, Inc.
5.966% - 8.891% (TSFR1M + 2.250%) due 03/22/2030 ~	296	297
6.216% - 8.272% (TSFR1M + 2.500%) due 02/28/2031 ~	494	496
U.S. Renal Care, Inc. 8.831% (TSFR1M + 5.000%) due 06/28/2028 ~	50	47

Total Loan Participations and Assignments (Cost $11,305)		11,234

CORPORATE BONDS & NOTES 80.7%
BANKING & FINANCE 12.9%
Acrisure LLC/Acrisure Finance, Inc. 6.750% due 07/01/2032	150	155
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.500% due 10/01/2031	525	542
7.000% due 01/15/2031	350	363
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.875% due 06/15/2030	250	260
AmWINS Group, Inc. 6.375% due 02/15/2029	325	334
Asurion LLC & Asurion Co-Issuer, Inc. 8.000% due 12/31/2032	225	234
BGC Group, Inc. 8.000% due 05/25/2028	100	107

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

BNP Paribas SA 8.500% due 08/14/2028 •(e)(f)	200	213
Bread Financial Holdings, Inc. 6.750% due 05/15/2031	100	104
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.500% due 04/01/2027	125	124
Burford Capital Global Finance LLC 6.250% due 04/15/2028	500	498
CrossCountry Intermediate HoldCo LLC 6.500% due 10/01/2030	100	102
Diversified Healthcare Trust
4.375% due 03/01/2031	125	111
7.250% due 10/15/2030	100	102
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM 7.375% due 09/30/2030	125	126
Encore Capital Group, Inc.
6.625% due 04/15/2031	100	101
8.500% due 05/15/2030	350	377
9.250% due 04/01/2029	100	106
Focus Financial Partners LLC 6.750% due 09/15/2031	125	129
Ford Motor Credit Co. LLC
4.271% due 01/09/2027	25	25
5.918% due 03/20/2028	50	51
6.800% due 05/12/2028	50	52
Freedom Mortgage Corp. 6.625% due 01/15/2027	800	806
Freedom Mortgage Holdings LLC
6.875% due 05/01/2031	550	551
9.250% due 02/01/2029	125	131
FS KKR Capital Corp. 6.125% due 01/15/2031	200	195
FTAI Aviation Investors LLC 7.000% due 05/01/2031	450	474
GGAM Finance Ltd. 6.875% due 04/15/2029	225	234
HUB International Ltd. 7.250% due 06/15/2030	325	341
Hudson Pacific Properties LP 5.950% due 02/15/2028	200	197
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250% due 05/15/2026	60	60
10.000% due 11/15/2029	275	275
Intesa Sanpaolo SpA 4.198% due 06/01/2032 •	400	382
ION Platform Finance U.S., Inc. 7.875% due 09/30/2032	525	499
Iron Mountain Information Management Services, Inc. 5.000% due 07/15/2032	250	239
Iron Mountain, Inc.
4.500% due 02/15/2031	75	72
4.875% due 09/15/2027	175	175
5.250% due 07/15/2030	50	49
5.625% due 07/15/2032	175	172
Jane Street Group/JSG Finance, Inc.
4.500% due 11/15/2029	500	495
6.125% due 11/01/2032	150	153
6.750% due 05/01/2033	275	287
7.125% due 04/30/2031	275	289
Jefferson Capital Holdings LLC 9.500% due 02/15/2029	100	106
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.750% due 06/15/2029	75	74
7.000% due 07/15/2031	150	159
Millrose Properties, Inc.
6.250% due 09/15/2032	175	177
6.375% due 08/01/2030	175	179
MPT Operating Partnership LP/MPT Finance Corp. 8.500% due 02/15/2032	175	187
Navient Corp. 5.000% due 03/15/2027	200	201
Newmark Group, Inc. 7.500% due 01/12/2029	650	698
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	50	49
5.625% due 09/29/2028	325	326
6.125% due 09/30/2030	500	500
6.950% due 09/15/2026	75	76
OneMain Finance Corp.
5.375% due 11/15/2029	150	150
6.125% due 05/15/2030	925	945
6.625% due 05/15/2029	150	156
7.500% due 05/15/2031	150	158
Osaic Holdings, Inc. 6.750% due 08/01/2032	50	52

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)	150	116
Panther Escrow Issuer LLC 7.125% due 06/01/2031	675	700
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875% due 05/15/2029	225	220
Pebblebrook Hotel LP/PEB Finance Corp. 6.375% due 10/15/2029	150	154
PennyMac Financial Services, Inc.
5.750% due 09/15/2031	500	504
6.875% due 05/15/2032	150	157
7.125% due 11/15/2030	275	290
7.875% due 12/15/2029	100	106
PRA Group, Inc. 8.875% due 01/31/2030	25	26
Rfna LP 7.875% due 02/15/2030	75	77
RHP Hotel Properties LP/RHP Finance Corp.
6.500% due 04/01/2032	350	363
6.500% due 06/15/2033	25	26
RLJ Lodging Trust LP
3.750% due 07/01/2026	50	50
4.000% due 09/15/2029	175	166
Rocket Cos., Inc. 6.125% due 08/01/2030	275	284
Service Properties Trust 0.000% due 09/30/2028 (d)	275	249
SLM Corp. 6.500% due 01/31/2030	25	26
Starwood Property Trust, Inc.
4.375% due 01/15/2027	25	25
6.000% due 04/15/2030	75	77
6.500% due 07/01/2030	125	131
6.500% due 10/15/2030	75	78
UBS Group AG 9.250% due 11/13/2028 •(e)(f)	100	110
USI, Inc. 7.500% due 01/15/2032	226	237
UWM Holdings LLC 6.250% due 03/15/2031	125	125
VFH Parent LLC/Valor Co-Issuer, Inc. 7.500% due 06/15/2031	150	157
Vornado Realty LP 3.400% due 06/01/2031	100	91
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(b)	130	0
XHR LP 6.625% due 05/15/2030	75	78

		19,108

INDUSTRIALS 63.4%
1011778 BC ULC/New Red Finance, Inc.
3.500% due 02/15/2029	575	558
4.000% due 10/15/2030	1,050	1,001
1261229 BC Ltd. 10.000% due 04/15/2032	325	338
Acadia Healthcare Co., Inc. 5.000% due 04/15/2029	25	24
ADT Security Corp.
4.125% due 08/01/2029	400	391
5.875% due 10/15/2033	225	228
Advance Auto Parts, Inc.
3.500% due 03/15/2032	150	128
7.000% due 08/01/2030	350	353
7.375% due 08/01/2033	125	126
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028	50	41
Ahlstrom Holding 3 OYJ 4.875% due 02/04/2028	400	394
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.625% due 01/15/2027	375	375
4.875% due 02/15/2030	325	323
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.000% due 05/21/2030	775	812
Allied Universal Holdco LLC 7.875% due 02/15/2031	300	316
Allison Transmission, Inc. 3.750% due 01/30/2031	225	212
Altice France SA 9.500% due 11/01/2029	96	99
Alumina Pty. Ltd. 6.125% due 03/15/2030	275	285
AMC Networks, Inc. 10.250% due 01/15/2029	200	210

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Amentum Holdings, Inc. 7.250% due 08/01/2032	125	132
Amer Sports Co. 6.750% due 02/16/2031	125	131
American Airlines Pass-Through Trust 3.375% due 11/01/2028	47	47
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026	33	33
5.750% due 04/20/2029	800	815
American Axle & Manufacturing, Inc.
5.000% due 10/01/2029	25	24
6.875% due 07/01/2028	16	16
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	175	169
4.000% due 01/15/2028	275	273
APi Group DE, Inc. 4.125% due 07/15/2029	275	269
APLD ComputeCo LLC 9.250% due 12/15/2030	25	25
Aramark Services, Inc. 5.000% due 02/01/2028	200	200
Arcosa, Inc. 6.875% due 08/15/2032	150	159
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.250% due 01/30/2031	450	461
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 6.625% due 10/15/2032	275	285
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.875% due 08/01/2033	100	100
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029	500	466
AthenaHealth Group, Inc. 6.500% due 02/15/2030	175	175
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.750% due 04/01/2028	275	269
5.375% due 03/01/2029	75	73
5.750% due 07/15/2027	72	72
Axon Enterprise, Inc.
6.125% due 03/15/2030	100	103
6.250% due 03/15/2033	75	78
B&G Foods, Inc. 8.000% due 09/15/2028	225	222
Ball Corp.
2.875% due 08/15/2030	75	69
3.125% due 09/15/2031	25	23
Bausch & Lomb Corp. 8.375% due 10/01/2028	375	392
Beacon Mobility Corp. 7.250% due 08/01/2030	175	183
Beignet Investor LLC 6.581% due 05/30/2049	925	978
BKV Upstream Midstream LLC 7.500% due 10/15/2030	275	280
Block, Inc.
2.750% due 06/01/2026	200	199
3.500% due 06/01/2031	525	494
5.625% due 08/15/2030	225	230
6.000% due 08/15/2033	175	180
6.500% due 05/15/2032	250	260
Boyd Gaming Corp. 4.750% due 12/01/2027	75	75
Brightstar Lottery PLC/Brightstar Global Solutions Corp. 5.750% due 01/15/2033	75	74
Brink's Co. 4.625% due 10/15/2027	75	75
Builders FirstSource, Inc.
4.250% due 02/01/2032	325	310
6.750% due 05/15/2035	175	183
BWX Technologies, Inc.
4.125% due 06/30/2028	25	25
4.125% due 04/15/2029	125	122
CACI International, Inc. 6.375% due 06/15/2033	100	104
Camelot Finance SA 4.500% due 11/01/2026	3	3
Capstone Borrower, Inc. 8.000% due 06/15/2030	50	52
Carnival Corp.
5.750% due 03/15/2030	275	283
5.750% due 08/01/2032	525	539
5.875% due 06/15/2031	300	310
Carpenter Technology Corp. 5.625% due 03/01/2034	125	127
Carvana Co.
9.000% due 06/01/2030	200	210
9.000% due 06/01/2031	54	60

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 02/01/2031	225	207
4.250% due 01/15/2034	50	43
4.750% due 02/01/2032	500	457
5.000% due 02/01/2028	1,675	1,663
5.125% due 05/01/2027	100	100
Celanese U.S. Holdings LLC 6.500% due 04/15/2030	300	302
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000% due 06/15/2029	100	87
Central Parent, Inc./CDK Global, Inc. 7.250% due 06/15/2029	25	21
Century Communities, Inc.
3.875% due 08/15/2029	50	48
6.625% due 09/15/2033	50	51
Cerdia Finanz GmbH 9.375% due 10/03/2031	675	701
Champ Acquisition Corp. 8.375% due 12/01/2031	50	54
Chart Industries, Inc. 9.500% due 01/01/2031	50	53
Chobani LLC/Chobani Finance Corp., Inc. 4.625% due 11/15/2028	25	25
Chord Energy Corp.
6.000% due 10/01/2030	225	229
6.750% due 03/15/2033	450	466
CHS/Community Health Systems, Inc.
5.250% due 05/15/2030	425	400
6.000% due 01/15/2029	225	226
9.750% due 01/15/2034	450	473
10.875% due 01/15/2032	248	271
Churchill Downs, Inc. 4.750% due 01/15/2028	575	575
Cimpress PLC 7.375% due 09/15/2032	100	102
Cipher Compute LLC 7.125% due 11/15/2030	25	25
Civitas Resources, Inc.
5.000% due 10/15/2026	75	75
8.625% due 11/01/2030	25	26
8.750% due 07/01/2031	175	182
9.625% due 06/15/2033	125	135
Clarios Global LP/Clarios U.S. Finance Co. 6.750% due 02/15/2030	50	52
Cleveland-Cliffs, Inc.
7.000% due 03/15/2032	450	462
7.625% due 01/15/2034	200	209
Cloud Software Group, Inc.
6.500% due 03/31/2029	500	507
8.250% due 06/30/2032	225	235
Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032	400	412
6.875% due 01/15/2030	475	487
CNX Midstream Partners LP 4.750% due 04/15/2030	200	195
CNX Resources Corp. 7.250% due 03/01/2032	75	78
Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032	400	375
7.000% due 06/15/2027	250	251
Commercial Metals Co.
5.750% due 11/15/2033	175	179
6.000% due 12/15/2035	150	154
CommScope LLC 4.750% due 09/01/2029	125	125
Comstock Resources, Inc.
5.875% due 01/15/2030	75	73
6.750% due 03/01/2029	175	175
CoreWeave, Inc.
9.000% due 02/01/2031	275	252
9.250% due 06/01/2030	100	93
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500% due 06/15/2031	550	544
Crescent Energy Finance LLC
7.375% due 01/15/2033	225	214
7.625% due 04/01/2032	50	49
8.375% due 01/15/2034	25	25
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029	300	288
Crown Americas LLC 5.875% due 06/01/2033	150	154
Czechoslovak Group AS 6.500% due 01/10/2031	400	411
Danaos Corp. 6.875% due 10/15/2032	150	155

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

DaVita, Inc.
6.750% due 07/15/2033	475	493
6.875% due 09/01/2032	100	104
Dcli Bidco LLC 7.750% due 11/15/2029	200	206
Deluxe Corp. 8.125% due 09/15/2029	50	53
Diamond Foreign Asset Co./Diamond Finance LLC 8.500% due 10/01/2030	300	319
Diebold Nixdorf, Inc. 7.750% due 03/31/2030	75	80
Directv Financing LLC 8.875% due 02/01/2030	350	355
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875% due 08/15/2027	216	217
10.000% due 02/15/2031	100	102
Discovery Communications LLC
3.625% due 05/15/2030	75	69
3.950% due 03/20/2028	150	147
DISH Network Corp. 11.750% due 11/15/2027	300	312
EchoStar Corp. 10.750% due 11/30/2029	575	636
EchoStar Corp. (6.750% Cash or 6.750% PIK) 6.750% due 11/30/2030 (a)	250	256
Efesto Bidco SpA Efesto U.S. LLC 7.500% due 02/15/2032	275	278
Ellucian Holdings, Inc. 6.500% due 12/01/2029	175	179
Energizer Holdings, Inc. 4.750% due 06/15/2028	25	25
Excelerate Energy LP 8.000% due 05/15/2030	100	106
Fibercop SpA
6.000% due 09/30/2034	25	24
6.375% due 11/15/2033	125	124
First Student Bidco, Inc./First Transit Parent, Inc. 4.000% due 07/31/2029	325	317
Fortescue Treasury Pty. Ltd.
4.375% due 04/01/2031	70	68
4.500% due 09/15/2027	125	125
5.875% due 04/15/2030	63	65
Fortress Intermediate 3, Inc. 7.500% due 06/01/2031	275	287
Froneri Lux FinCo SARL 6.000% due 08/01/2032	150	152
Frontier Communications Holdings LLC
6.000% due 01/15/2030	350	356
8.625% due 03/15/2031	75	79
Gap, Inc. 3.625% due 10/01/2029	400	380
GFL Environmental, Inc.
4.000% due 08/01/2028	100	99
4.375% due 08/15/2029	375	369
Global Medical Response, Inc. 7.375% due 10/01/2032	100	104
Global Partners LP/GLP Finance Corp.
7.125% due 07/01/2033	50	51
8.250% due 01/15/2032	100	106
Goat Holdco LLC 6.750% due 02/01/2032	475	488
goeasy Ltd.
6.875% due 05/15/2030	125	119
7.375% due 10/01/2030	275	265
7.625% due 07/01/2029	50	49
9.250% due 12/01/2028	500	515
Goodyear Tire & Rubber Co.
5.250% due 07/15/2031	25	24
5.625% due 04/30/2033	25	24
Graham Holdings Co. 5.625% due 12/01/2033	150	152
Graham Packaging Co., Inc. 7.125% due 08/15/2028	300	301
Graphic Packaging International LLC
4.750% due 07/15/2027	25	25
6.375% due 07/15/2032	250	255
Gray Media, Inc.
4.750% due 10/15/2030	100	78
5.375% due 11/15/2031	175	131
10.500% due 07/15/2029	68	73
Great Canadian Gaming Corp./Raptor LLC 8.750% due 11/15/2029	50	51
Gulfport Energy Operating Corp. 6.750% due 09/01/2029	75	78
Herc Holdings, Inc. 5.750% due 03/15/2031	125	127

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Hess Midstream Operations LP 5.875% due 03/01/2028	75	77
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032	800	743
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875% due 07/01/2031	300	280
Howard Midstream Energy Partners LLC
6.625% due 01/15/2034	100	103
7.375% due 07/15/2032	275	290
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.000% due 02/15/2029	50	52
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (a)	50	51
IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK) 7.750% due 11/15/2030 (a)	175	184
IHO Verwaltungs GmbH (8.000% Cash or 8.750% PIK) 8.000% due 11/15/2032 (a)	75	79
Imola Merger Corp. 4.750% due 05/15/2029	225	222
INEOS Finance PLC 6.750% due 05/15/2028	75	67
Ingevity Corp. 3.875% due 11/01/2028	850	831
Insulet Corp. 6.500% due 04/01/2033	50	52
Inversion Escrow Issuer LLC 6.750% due 08/01/2032	150	150
IQVIA, Inc. 6.250% due 06/01/2032	500	523
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031	625	630
Kaiser Aluminum Corp. 4.500% due 06/01/2031	50	49
KBR, Inc. 4.750% due 09/30/2028	25	25
Kodiak Gas Services LLC
6.500% due 10/01/2033	50	51
6.750% due 10/01/2035	50	51
7.250% due 02/15/2029	150	156
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029	400	397
Lamar Media Corp. 5.375% due 11/01/2033	125	124
LBM Acquisition LLC 9.500% due 06/15/2031	150	157
Level 3 Financing, Inc.
6.875% due 06/30/2033	225	230
7.000% due 03/31/2034	250	258
LifePoint Health, Inc.
8.375% due 02/15/2032	175	190
11.000% due 10/15/2030	450	494
Light & Wonder International, Inc. 7.500% due 09/01/2031	100	105
Lithia Motors, Inc.
3.875% due 06/01/2029	25	24
4.375% due 01/15/2031	100	96
4.625% due 12/15/2027	100	100
5.500% due 10/01/2030	175	176
Live Nation Entertainment, Inc. 3.750% due 01/15/2028	175	172
Matador Resources Co.
6.250% due 04/15/2033	475	477
6.500% due 04/15/2032	100	101
Match Group Holdings II LLC
3.625% due 10/01/2031	150	138
5.000% due 12/15/2027	25	25
Mauser Packaging Solutions Holding Co. 7.875% due 04/15/2030	75	74
McGraw-Hill Education, Inc.
5.750% due 08/01/2028	125	126
7.375% due 09/01/2031	225	238
Medline Borrower LP 3.875% due 04/01/2029	600	586
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% due 02/15/2031	125	111
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875% due 05/01/2029	50	49
Mineral Resources Ltd. 7.000% due 04/01/2031	125	130
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.750% due 04/01/2032	150	154
Moss Creek Resources Holdings, Inc. 8.250% due 09/01/2031	25	24
Motion Bondco DAC 6.625% due 11/15/2027	200	194

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Motion Finco SARL 8.375% due 02/15/2032	125	112
Murphy Oil USA, Inc. 3.750% due 02/15/2031	150	141
Nabors Industries, Inc.
7.625% due 11/15/2032	575	566
8.875% due 08/15/2031	25	24
National Mentor Holdings, Inc. 10.500% due 12/15/2030	350	352
NCL Corp. Ltd.
5.875% due 01/15/2031	25	25
6.750% due 02/01/2032	375	384
NCR Atleos Corp. 9.500% due 04/01/2029	175	190
Neptune Bidco U.S., Inc.
9.290% due 04/15/2029	300	301
10.375% due 05/15/2031	175	180
Newfold Digital Holdings Group, Inc. 11.750% due 04/30/2029	485	448
Nissan Motor Co. Ltd.
4.810% due 09/17/2030	40	38
7.750% due 07/17/2032	100	106
8.125% due 07/17/2035	50	53
Noble Finance II LLC 8.000% due 04/15/2030	550	572
Nordstrom, Inc. 5.000% due 01/15/2044	200	151
Northriver Midstream Finance LP 6.750% due 07/15/2032	275	280
NOVA Chemicals Corp.
4.250% due 05/15/2029	150	147
7.000% due 12/01/2031	175	187
Novelis Corp.
4.750% due 01/30/2030	125	121
6.875% due 01/30/2030	150	156
NuStar Logistics LP 6.375% due 10/01/2030	250	263
Olympus Water U.S. Holding Corp. 4.250% due 10/01/2028	300	291
OneSky Flight LLC 8.875% due 12/15/2029	75	80
Opal Bidco SAS 6.500% due 03/31/2032	250	256
Open Text Holdings, Inc. 4.125% due 02/15/2030	325	311
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125% due 04/30/2028	275	269
6.750% due 05/15/2034	275	248
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc. 8.750% due 04/17/2032	100	91
Park River Holdings, Inc. 8.000% due 03/15/2031	50	52
Permian Resources Operating LLC
5.875% due 07/01/2029	100	101
7.000% due 01/15/2032	500	523
Perrigo Finance Unlimited Co. 4.900% due 12/15/2044	250	200
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(b)	1,250	293
5.500% due 04/12/2037 ^(b)	1,250	292
PetSmart LLC/PetSmart Finance Corp. 7.500% due 09/15/2032	75	76
Post Holdings, Inc.
4.500% due 09/15/2031	150	142
6.250% due 10/15/2034	675	679
6.500% due 03/15/2036	225	225
Precision Drilling Corp. 6.875% due 01/15/2029	50	51
Prime Healthcare Services, Inc. 9.375% due 09/01/2029	175	184
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375% due 04/30/2029	225	219
6.250% due 04/01/2029	200	202
PTC, Inc. 4.000% due 02/15/2028	200	198
Qnity Electronics, Inc.
5.750% due 08/15/2032	175	179
6.250% due 08/15/2033	25	26
Quikrete Holdings, Inc.
6.375% due 03/01/2032	575	599
6.750% due 03/01/2033	100	104
QXO Building Products, Inc. 6.750% due 04/30/2032	375	392
Rakuten Group, Inc.
8.125% due 12/15/2029 •(e)	50	52
9.750% due 04/15/2029	200	224

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

11.250% due 02/15/2027	200	214
Rand Parent LLC 8.500% due 02/15/2030	100	104
Raven Acquisition Holdings LLC 6.875% due 11/15/2031	500	516
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.625% due 02/01/2033	25	26
Rockies Express Pipeline LLC 6.750% due 03/15/2033	75	79
RR Donnelley & Sons Co. 9.500% due 08/01/2029	50	52
Ryan Specialty LLC 5.875% due 08/01/2032	125	128
Sabre GLBL, Inc.
10.750% due 11/15/2029	11	9
10.750% due 03/15/2030	14	12
Science Applications International Corp. 5.875% due 11/01/2033	225	228
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028	125	125
Seadrill Finance Ltd. 8.375% due 08/01/2030	500	520
Seagate Data Storage Technology Pte. Ltd.
4.091% due 06/01/2029	225	221
5.875% due 07/15/2030	425	439
Service Corp. International 3.375% due 08/15/2030	275	257
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.750% due 08/15/2032	25	26
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.625% due 03/01/2029	1,000	964
Sirius XM Radio LLC
3.125% due 09/01/2026	175	174
3.875% due 09/01/2031	725	668
4.125% due 07/01/2030	275	262
SK Invictus Intermediate II SARL 5.000% due 10/30/2029	25	25
SM Energy Co.
6.750% due 08/01/2029	25	25
7.000% due 08/01/2032	225	221
Smyrna Ready Mix Concrete LLC 6.000% due 11/01/2028	95	96
Snap, Inc.
6.875% due 03/01/2033	325	337
6.875% due 03/15/2034	350	361
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.750% due 10/15/2029	100	98
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.875% due 11/01/2027	100	100
SS&C Technologies, Inc. 6.500% due 06/01/2032	350	364
Stagwell Global LLC 5.625% due 08/15/2029	275	268
Standard Industries, Inc. 4.375% due 07/15/2030	650	628
Staples, Inc. 10.750% due 09/01/2029	150	149
Station Casinos LLC
4.500% due 02/15/2028	75	74
4.625% due 12/01/2031	50	47
6.625% due 03/15/2032	225	231
Stonepeak Nile Parent LLC 7.250% due 03/15/2032	100	106
Sunoco LP
4.500% due 10/01/2029	100	98
5.625% due 03/15/2031	150	151
6.625% due 08/15/2032	75	77
7.000% due 05/01/2029	150	157
7.250% due 05/01/2032	100	106
Sunoco LP/Sunoco Finance Corp. 4.500% due 05/15/2029	250	246
Surgery Center Holdings, Inc. 7.250% due 04/15/2032	200	203
Synergy Infrastructure Holdings LLC 7.875% due 12/01/2030	50	52
Talos Production, Inc. 9.000% due 02/01/2029	75	78
Taylor Morrison Communities, Inc. 5.750% due 11/15/2032	75	77
Teleflex, Inc. 4.625% due 11/15/2027	100	100
Tenet Healthcare Corp.
5.500% due 11/15/2032	600	609
6.000% due 11/15/2033	75	77
Teva Pharmaceutical Finance Netherlands III BV 6.000% due 12/01/2032	250	263

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Teva Pharmaceutical Finance Netherlands IV BV 5.750% due 12/01/2030	75	78
TGS ASA 8.500% due 01/15/2030	300	314
Tidewater, Inc. 9.125% due 07/15/2030	75	81
TK Elevator U.S. Newco, Inc. 5.250% due 07/15/2027	225	225
TopBuild Corp.
3.625% due 03/15/2029	450	436
4.125% due 02/15/2032	425	404
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.500% due 05/15/2030	250	250
TransDigm, Inc.
6.000% due 01/15/2033	150	154
6.250% due 01/31/2034	75	78
6.375% due 03/01/2029	100	103
6.750% due 01/31/2034	325	339
6.875% due 12/15/2030	500	524
Transocean International Ltd.
7.875% due 10/15/2032	250	262
8.250% due 05/15/2029	200	202
8.500% due 05/15/2031	75	74
8.750% due 02/15/2030	19	20
Transocean Titan Financing Ltd. 8.375% due 02/01/2028	40	41
Trivium Packaging Finance BV 8.250% due 07/15/2030	67	72
Twilio, Inc. 3.875% due 03/15/2031	125	120
U.S. Acute Care Solutions LLC 9.750% due 05/15/2029	100	101
U.S. Foods, Inc. 5.750% due 04/15/2033	300	306
UKG, Inc. 6.875% due 02/01/2031	300	309
Unisys Corp. 10.625% due 01/15/2031	100	103
United Rentals North America, Inc.
3.750% due 01/15/2032	275	259
4.000% due 07/15/2030	266	258
6.125% due 03/15/2034	150	156
Univision Communications, Inc.
8.000% due 08/15/2028	225	233
8.500% due 07/31/2031	575	601
9.375% due 08/01/2032	200	215
USA Compression Partners LP/USA Compression Finance Corp. 6.250% due 10/01/2033	275	278
Valaris Ltd. 8.375% due 04/30/2030	775	807
Vallourec SACA 7.500% due 04/15/2032	175	186
Valvoline, Inc. 3.625% due 06/15/2031	150	138
Venture Global Calcasieu Pass LLC 4.125% due 08/15/2031	100	91
Venture Global LNG, Inc.
7.000% due 01/15/2030	50	48
9.500% due 02/01/2029	1,400	1,452
9.875% due 02/01/2032	675	698
Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030	600	611
6.500% due 01/15/2034	202	207
6.500% due 06/15/2034	250	256
6.750% due 01/15/2036	206	211
7.500% due 05/01/2033	300	324
Veritiv Operating Co. 10.500% due 11/30/2030	125	135
Versant Media Group, Inc. 7.250% due 01/30/2031	325	335
Vertiv Group Corp. 4.125% due 11/15/2028	150	148
VF Corp. 2.950% due 04/23/2030	129	117
Viking Cruises Ltd. 5.875% due 10/15/2033	700	711
Virgin Media Secured Finance PLC 4.500% due 08/15/2030	700	651
Viridien 10.000% due 10/15/2030	25	26
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.375% due 02/01/2030	50	48
7.875% due 05/01/2027	200	202
9.500% due 06/01/2028	225	234
Vmed O2 U.K. Financing I PLC
4.750% due 07/15/2031	1,000	924

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

7.750% due 04/15/2032	700	730
Voyager Parent LLC 9.250% due 07/01/2032	125	133
VZ Secured Financing BV
5.000% due 01/15/2032	150	136
7.500% due 01/15/2033	725	735
Wand NewCo 3, Inc. 7.625% due 01/30/2032	150	159
Warnermedia Holdings, Inc.
3.755% due 03/15/2027	100	100
4.054% due 03/15/2029	150	146
4.279% due 03/15/2032	275	242
5.050% due 03/15/2042	375	265
Wayfair LLC
6.750% due 11/15/2032	75	77
7.250% due 10/31/2029	84	88
7.750% due 09/15/2030	100	107
WBI Operating LLC
6.250% due 10/15/2030	175	176
6.500% due 10/15/2033	50	50
Weatherford International Ltd. 6.750% due 10/15/2033	550	564
Western Digital Corp.
2.850% due 02/01/2029	200	192
3.100% due 02/01/2032	150	138
WEX, Inc. 6.500% due 03/15/2033	75	77
White Cap Supply Holdings LLC 7.375% due 11/15/2030	75	78
Wildfire Intermediate Holdings LLC 7.500% due 10/15/2029	50	51
Williams Scotsman, Inc. 6.625% due 06/15/2029	225	233
Windstream Services LLC/Windstream Escrow Finance Corp. 8.250% due 10/01/2031	50	53
WR Grace Holdings LLC
5.625% due 08/15/2029	25	24
6.625% due 08/15/2032	300	304
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.250% due 03/15/2033	25	26
7.125% due 02/15/2031	750	812
XPLR Infrastructure Operating Partners LP 7.250% due 01/15/2029	25	26
Yum! Brands, Inc. 4.625% due 01/31/2032	800	785
Zayo Group Holdings, Inc. (5.750% Cash and 0.500% PIK) 6.250% due 03/09/2030 (a)	104	99
ZF North America Capital, Inc.
6.750% due 04/23/2030	425	420
7.500% due 03/24/2031	250	253
Ziggo Bond Co. BV 5.125% due 02/28/2030	25	22
Ziggo BV 4.875% due 01/15/2030	450	426
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875% due 02/01/2029	175	165

		93,668

UTILITIES 4.4%
AES Corp. 6.950% due 07/15/2055 •	175	174
Aethon United BR LP/Aethon United Finance Corp. 7.500% due 10/01/2029	175	183
American Electric Power Co., Inc. 5.800% due 03/15/2056 •	150	149
Calpine Corp. 5.000% due 02/01/2031	700	714
ContourGlobal Power Holdings SA 6.750% due 02/28/2030	200	206
Electricite de France SA 9.125% due 03/15/2033 •(e)	225	263
FORESEA Holding SA 7.500% due 06/15/2030	234	231
Genesis Energy LP/Genesis Energy Finance Corp.
7.875% due 05/15/2032	200	209
8.000% due 05/15/2033	150	156
8.250% due 01/15/2029	75	79
Hawaiian Electric Co., Inc. 6.000% due 10/01/2033	125	127
Hilcorp Energy I LP/Hilcorp Finance Co. 6.000% due 04/15/2030	400	390
Lightning Power LLC 7.250% due 08/15/2032	200	213
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% due 02/15/2029	25	26

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

8.375% due 02/15/2032	150	155
NRG Energy, Inc.
3.375% due 02/15/2029	25	24
3.625% due 02/15/2031	175	164
5.750% due 07/15/2029	275	275
6.000% due 02/01/2033	75	77
6.250% due 11/01/2034	275	283
PacifiCorp 7.375% due 09/15/2055 •	100	102
PBF Holding Co. LLC/PBF Finance Corp.
7.875% due 09/15/2030	200	193
9.875% due 03/15/2030	50	51
PG&E Corp. 7.375% due 03/15/2055 •	100	104
Talen Energy Supply LLC 6.250% due 02/01/2034	650	663
TXNM Energy, Inc. 7.000% due 07/31/2056 •	175	174
Vistra Operations Co. LLC
4.375% due 05/01/2029	300	296
5.000% due 07/31/2027	75	75
6.875% due 04/15/2032	375	395
7.750% due 10/15/2031	150	159
VoltaGrid LLC 7.375% due 11/01/2030	150	149
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029	25	26

		6,485

Total Corporate Bonds & Notes (Cost $117,238)		119,261

U.S. TREASURY OBLIGATIONS 3.8%
U.S. Treasury Notes
3.375% due 09/15/2027	5,475	5,466
4.250% due 08/15/2035	64	64

Total U.S. Treasury Obligations (Cost $5,531)		5,530

	SHARES
COMMON STOCKS 3.7%
COMMUNICATION SERVICES 0.3%
Clear Channel Outdoor Holdings, Inc. (c)	163,228	361

FINANCIALS 0.6%
Hipotecaria Su Casita SA «(c)	78,886	0
Rocket Cos., Inc. Class A	48,114	931

		931

HEALTH CARE 2.4%
AmSurg Corp. «(c)(h)	78,042	3,505
BONDHOLDCO «(c)(h)	197,572	0
BONDHOLDCO Class A «(c)(h)	197,572	0
BONDHOLDCO Class B «(c)(h)	197,572	0
BONDHOLDCO Class C «(c)(h)	197,572	0
BONDHOLDCO Class E «(c)(h)	197,572	0
BONDHOLDCO Class F «(c)(h)	197,572	0
BONDHOLDCO Class G «(c)(h)	197,572	0
BONDHOLDCO Class H «(c)(h)	197,572	0
BONDHOLDCO Class I «(c)(h)	197,572	0
BONDHOLDCO Class J «(c)(h)	197,572	0

		3,505

INDUSTRIALS 0.4%
Foresea Holdings SA «	22,653	511
Luxco Co. Ltd. «(c)(h)	2,414	43

		554

Total Common Stocks (Cost $4,924)		5,351

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil Services Holding SA - Exp. 06/10/2071 «(h)	3	0

INDUSTRIALS 0.0%
Spirit Aviation Holdings, Inc. -Exp. 03/11/2035 «	7,451	1

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Total Warrants (Cost $65)		1

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
First Citizens BancShares, Inc. 7.957% (TSFR3M + 4.234%) due 01/04/2027 (e)	350,000	356

Total Preferred Securities (Cost $350)		356

SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (g)	499,447	499

Total Short-Term Instruments (Cost $499)		499

Total Investments in Securities (Cost $139,912)		142,232

INVESTMENTS IN AFFILIATES 1.5%
COMMON STOCKS 0.1%
AFFILIATED INVESTMENTS 0.1%
Xfit Brands, Inc. «(c)	68,040,639	191

Total Common Stocks (Cost $4,074)		191

SHORT-TERM INSTRUMENTS 1.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.4%
PIMCO Short-Term Floating NAV Portfolio III	215,414	2,098

Total Short-Term Instruments (Cost $2,098)		2,098

Total Investments in Affiliates (Cost $6,172)		2,289

Total Investments 97.8% (Cost $146,084)		$144,521
Financial Derivative Instruments (i)(j) (0.0)%(Cost or Premiums, net $862)		(10)
Other Assets and Liabilities, net 2.2%		3,230

Net Assets 100.0%		$147,741

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	Coupon represents a 7-Day Yield.
(h)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AmSurg Corp.	11/02/2023 - 11/06/2023	$3,261	$3,505	2.37%
BONDHOLDCO	03/09/2012 - 05/01/2013	0	0	0.00
BONDHOLDCO Class A	03/09/2012 - 05/01/2013	0	0	0.00
BONDHOLDCO Class B	03/09/2012 - 05/01/2013	0	0	0.00
BONDHOLDCO Class C	03/09/2012 - 05/01/2013	0	0	0.00
BONDHOLDCO Class E	03/09/2012 - 05/01/2013	0	0	0.00
BONDHOLDCO Class F	03/09/2012 - 05/01/2013	0	0	0.00
BONDHOLDCO Class G	03/09/2012 - 05/01/2013	0	0	0.00
BONDHOLDCO Class H	03/09/2012 - 05/01/2013	0	0	0.00
BONDHOLDCO Class I	03/09/2012 - 05/01/2013	0	0	0.00
BONDHOLDCO Class J	03/09/2012 - 05/01/2013	0	0	0.00
Constellation Oil Services Holding SA - Exp. 06/10/2071	06/10/2022	0	0	0.00
Luxco Co. Ltd.	06/10/2022	42	43	0.03

$3,303	$3,548	2.40%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(930) at a weighted average interest rate of 4.439%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2026	19	$3,967	$4	$0	$(1)
U.S. Treasury 5-Year Note March Futures	03/2026	26	2,842	(2)	0	(3)
U.S. Treasury 10-Year Note March Futures	03/2026	34	3,823	(4)	0	(7)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	1	118	(2)	0	(1)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	11	1,265	(3)	0	(2)

$(7)	$0	$(14)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2026	1	$(150)	$2	$1	$0

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

U.S. Treasury Long-Term Bond March Futures				03/2026	1		(116)	1		0	0

								$3		$1	$0

Total Futures Contracts								$(4)		$1	$(14)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Charter Communications	5.000%	Quarterly	12/20/2030	2.703%		$125	$12	$1	$13	$0	$0
Telecom Italia spa	1.000	Quarterly	12/20/2029	0.862	EUR	200	(8)	9	1	0	0

							$4	$10	$14	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-45 5-Year Index	5.000%	Quarterly		12/20/2030		$10,700	$797	$35	$832	$0	$(5)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2026		$3,100	$22	$(31)	$(9)	$1	$0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030		548	0	3	3	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030		1,100	1	0	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		725	6	(15)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032		975	42	(18)	24	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		2,380	(10)	(14)	(24)	4	0

							$61	$(75)	$(14)	$10	$0

Total Swap Agreements							$862	$(30)	$832	$10	$(5)

Cash of $1,371 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month		Currency to be Delivered			Currency to be Received		Asset		Liability

CBK		01/2026		EUR		66	$77		$0		$(1)
JPM		01/2026		$480			HKD	3,726	0		0
MBC		01/2026		EUR		36	$42		0		(1)

Total Forward Foreign Currency Contracts									$0		$(2)

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$4,889	$6,345	$11,234
Corporate Bonds & Notes
Banking & Finance	0	19,108	0	19,108
Industrials	0	93,668	0	93,668
Utilities	0	6,485	0	6,485
U.S. Treasury Obligations	0	5,530	0	5,530
Common Stocks
Communication Services	361	0	0	361
Financials	931	0	0	931
Health Care	0	0	3,505	3,505
Industrials	0	0	554	554
Warrants
Industrials	0	0	1	1
Preferred Securities
Banking & Finance	0	356	0	356
Short-Term Instruments
Mutual Funds	0	499	0	499

$1,292	$130,535	$10,405	$142,232
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	0	0	191	191
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,098	0	0	2,098

$2,098	$0	$191	$2,289

Total Investments	$3,390	$130,535	$10,596	$144,521

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1	$10	$0	$11

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(19)	0	(19)
Over the counter	0	(2)	0	(2)

$0	$(21)	$0	$(21)

Total Financial Derivative Instruments	$1	$(11)	$0	$(10)

Totals	$3,391	$130,524	$10,596	$144,511

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$6,347	$325	$(197)	$21	$0	$(151)	$0	$0	$6,345	$(154)
Corporate Bonds & Notes
Banking & Finance	0	0	(1)	0	0	1	0	0	0	0
Industrials	410	0	(499)	0	0	89	0	0	0	0
Common Stocks
Energy	38	0	(17)	0	17	(38)	0	0	0	0
Financials	881	0	(924)	0	(1,525)	1,568	0	0	0	0
Health Care	4,867	0	0	0	0	(1,362)	0	0	3,505	(143)
Industrials	805	90	(215)	0	(64)	(62)	0	0	554	(60)
Warrants
Industrials	267	0	(125)	0	(28)	(113)	0	0	1	(111)

$13,615	$415	$(1,978)	$21	$(1,600)	$(68)	$0	$0	$10,405	$(468)

Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	193	0	0	0	0	(2)	0	0	191	(2)

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

$13,808	$415	$(1,978)	$21	$(1,600)	$(70)	$0	$0	$10,596	$(470)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
					(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs		Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$6,333	Comparable Companies	EBITDA Multiple	X	16.360	—
	12	Discounted Cash Flow	Discount Rate		75.000	—
Common Stocks
Health Care	3,505	Comparable Companies	EBITDA Multiple	X	16.360	—
Industrials	511	Indicative Market Quotation	Broker Quote		$22.563	—
	43	Indicative Market Quotation	Broker Quote	EUR	15.012	—
Warrants
Industrials	1	Other Valuation Techniques(2)	—		—	—

Investments in Affiliates, at Value

Common Stocks
Consumer Discretionary	191	Reference Instrument /Discounted Cash Flow	Stock Price w/Liquidity Discount	$/ %	0.003/20.000	—

Total	$10,596

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Consolidated Schedule of Investments PIMCO International Portfolio	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.7% ¤
AUSTRALIA 1.4%
SOVEREIGN ISSUES 1.4%
Queensland Treasury Corp. 1.500% due 08/20/2032	AUD	14,000	$7,546

Total Australia (Cost $7,523)			7,546

JAPAN 15.3%
SOVEREIGN ISSUES 15.3%
Japan Government Forty Year Bonds 2.200% due 03/20/2064	JPY	1,630,000	7,575
Japan Government Thirty Year Bonds
2.300% due 12/20/2054		2,800,000	14,357
2.400% due 03/20/2055		2,710,000	14,214
2.800% due 06/20/2055		1,700,000	9,716
3.200% due 09/20/2055		250,000	1,548
Japan Government Twenty Year Bonds
2.000% due 12/20/2044		3,460,000	19,222
2.400% due 03/20/2045		2,100,000	12,411
2.700% due 09/20/2045		210,000	1,293

Total Japan (Cost $96,720)			80,336

SUPRANATIONAL 7.3%
CORPORATE BONDS & NOTES 0.9%
European Investment Bank 2.250% due 12/14/2029	EUR	3,900	4,545

SOVEREIGN ISSUES 6.4%
European Union 2.875% due 10/05/2029		28,300	33,724

Total Supranational (Cost $34,715)			38,269

UNITED KINGDOM 9.7%
SOVEREIGN ISSUES 9.7%
U.K. Gilts
0.500% due 10/22/2061	GBP	2,900	1,024
4.375% due 07/31/2054		42,200	49,935

Total United Kingdom (Cost $52,853)			50,959

UNITED STATES 2.2%
ASSET-BACKED SECURITIES 0.6%
ABFC Trust 4.546% due 06/25/2034 •		$175	175
Amortizing Residential Collateral Trust 4.546% due 10/25/2031 •		58	58
Argent Securities Trust 4.026% due 07/25/2036 •		1,153	312
Asset-Backed Securities Corp. Home Equity Loan Trust 3.926% due 05/25/2037 •		32	23
C-BASS Trust
2.991% due 01/25/2037 •		239	71
3.966% due 11/25/2036 •		27	12
Credit Suisse First Boston Mortgage Securities Corp. 4.379% due 01/25/2032 •		26	26
Home Equity Asset Trust 4.446% due 11/25/2032 •		1	1
HSI Asset Securitization Corp. Trust 3.946% due 10/25/2036 •		20	7
Long Beach Mortgage Loan Trust 4.406% due 10/25/2034 •		23	23
Merrill Lynch Mortgage Investors Trust 4.006% due 09/25/2037 •		21	4

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2025 (Unaudited)

Morgan Stanley ABS Capital I, Inc. Trust
3.906% due 05/25/2037 •	33	30
3.946% due 11/25/2036 •	5,049	2,556
Soundview Home Loan Trust 3.966% due 11/25/2036 •	214	57
Washington Mutual Asset-Backed Certificates Trust 3.851% due 10/25/2036 •	21	7

		3,362

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Bear Stearns ALT-A Trust
4.559% due 08/25/2036 ~	17	10
5.096% due 01/25/2036 ~	209	199
CHL Mortgage Pass-Through Trust
4.306% due 05/25/2035 •	59	53
4.426% due 03/25/2035 •	229	212
4.446% due 03/25/2035 •	29	15
4.486% due 03/25/2035 •	1,284	1,194
4.506% due 02/25/2035 •	4	4
4.606% due 09/25/2034 •	2	2
Citigroup Mortgage Loan Trust, Inc. 5.395% due 08/25/2035 ~	5	4
Countrywide Alternative Loan Trust
4.028% due 02/20/2047 •	2,318	1,904
4.166% due 02/25/2047 •	47	44
4.268% due 03/20/2046 •	185	175
4.366% due 12/25/2035 •	20	19
4.406% due 12/25/2035 •	127	121
4.406% due 02/25/2037 •	55	46
4.446% due 08/25/2035 •	131	123
4.446% due 12/25/2035 •	542	419
4.546% due 09/25/2035 •	480	438
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033	1	2
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust 3.946% due 10/25/2036 •	1	1
DSLA Mortgage Loan Trust
4.266% due 03/19/2045 •	85	81
4.366% due 08/19/2045 •	67	60
4.506% due 09/19/2045 •	916	482
GreenPoint MTA Trust 4.306% due 06/25/2045 •	560	449
HarborView Mortgage Loan Trust
4.326% due 06/19/2035 •	64	63
4.326% due 01/19/2036 •	5	5
4.326% due 03/19/2036 •	589	552
4.346% due 01/19/2036 •	1,101	711
4.466% due 11/19/2035 •	55	35
4.506% due 09/19/2035 •	7	4
4.528% due 06/20/2035 •	25	24
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.343% due 10/25/2035 ~	7	6
RALI Trust 4.266% due 04/25/2046 •	117	29
Sequoia Mortgage Trust
4.548% due 07/20/2033 •	118	119
4.979% due 10/20/2034 •	90	81
Sequoia Mortgage Trust 5 4.546% due 10/19/2026 •	1	1
Thornburg Mortgage Securities Trust 4.386% due 03/25/2044 •	16	16
WaMu Mortgage Pass-Through Certificates Trust
3.878% due 12/25/2046 •	48	43
4.171% due 02/27/2034 •	1	1
4.426% due 10/25/2045 •	6	5
4.466% due 01/25/2045 •	3	3
4.486% due 01/25/2045 •	4	4
4.486% due 07/25/2045 •	4	4
5.229% due 11/25/2042 •	1	1
5.429% due 08/25/2042 •	2	2
5.529% due 10/25/2046 •	14	14
5.529% due 11/25/2046 •	198	179

		7,959

U.S. GOVERNMENT AGENCIES 0.1%
Federal Home Loan Mortgage Corp. 6.503% due 10/01/2036 •	7	7
Federal Home Loan Mortgage Corp. REMICS
6.500% due 07/15/2028	21	21
Federal Home Loan Mortgage Corp. Securities REMICS Trust 3.996% due 09/25/2035 •	422	414
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.269% due 09/25/2031 •	3	4
5.229% due 10/25/2044 - 02/25/2045 •	31	29

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2025 (Unaudited)

5.429% due 07/25/2044 •	6	6
Federal National Mortgage Association
5.756% due 12/01/2034 •	1	1
6.133% due 12/01/2030 •	0	1
6.346% due 11/01/2034 •	4	4
Federal National Mortgage Association REMICS
4.306% due 03/25/2034 •	0	1
Federal National Mortgage Association REMICS Trust 6.000% due 07/25/2044	6	6
Federal National Mortgage Association Trust 4.536% due 09/25/2042 •	11	11
Government National Mortgage Association
5.625% (H15T1Y + 1.500%) due 04/20/2026 - 05/20/2026 ~	1	0
5.625% due 04/20/2030 - 06/20/2030 •	65	66
Government National Mortgage Association REMICS 6.000% due 08/20/2034	114	115

		686

Total United States (Cost $17,542)		12,007

	SHARES
SHORT-TERM INSTRUMENTS 55.8%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (c)	506,999	507

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (d) 54.5%		286,900

U.S. TREASURY BILLS 1.2%
3.698% due 01/08/2026 - 04/21/2026 (a)(b)(g)	$6,407	6,358

Total Short-Term Instruments (Cost $293,764)		293,765

Total Investments in Securities (Cost $503,117)		482,882

	SHARES
INVESTMENTS IN AFFILIATES 29.9%
SHORT-TERM INSTRUMENTS 29.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 29.9%
PIMCO Short-Term Floating NAV Portfolio III	16,181,275	157,622

Total Short-Term Instruments (Cost $157,453)		157,622

Total Investments in Affiliates (Cost $157,453)		157,622

Total Investments 121.6% (Cost $660,570)		$640,504
Financial Derivative Instruments (e)(f) (0.7)%(Cost or Premiums, net $(10,964))		(3,919)
Other Assets and Liabilities, net (20.8)%		(109,851)

Net Assets 100.0%		$526,734

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.790	12/31/2025	01/02/2026	$100,800	U.S. Treasury Notes 3.500% due 11/30/2030	$(102,809)	$100,800	$100,800
3.790	12/31/2025	01/02/2026	31,500	U.S. Treasury Notes 1.125% due 02/15/2031	(32,130)	31,500	31,500
3.870	12/31/2025	01/02/2026	101,100	U.S. Treasury Notes 4.125% due 10/31/2029	(103,047)	101,100	101,122
3.870	12/31/2025	01/02/2026	31,500	U.S. Treasury Notes 4.000% due 01/31/2031	(32,076)	31,500	31,507
3.930	12/31/2025	01/02/2026	5,000	U.S. Treasury Notes 4.125% due 11/30/2029	(5,099)	5,000	5,001
SAL	3.930	12/31/2025	01/02/2026	17,000	U.S. Treasury Bills 0.000% due 12/24/2026	(17,348)	17,000	17,004

Total Repurchase Agreements	$(292,509)	$286,900	$286,934

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2026	524	$38,286	$(13)	$44	$0
Canada Government 5-Year Bond March Futures	03/2026	242	19,975	0	0	0
Canada Government 10-Year Bond March Futures	03/2026	1,079	95,051	(927)	0	(8)
Euro-Bobl March Futures	03/2026	22	3,003	(22)	0	(2)
Long Guilt March Futures	03/2026	299	36,826	288	64	(28)

$(674)	$108	$(38)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2026	646	$(96,848)	$1,245	$175	$0

Total Futures Contracts	$571	$283	$(38)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin(2)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	09/17/2027	GBP	59,100	$(356)	$250	$(106)	$6	$0

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/17/2030		30,600	(134)	304	170	34	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		1,300	(6)	9	3	2	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		4,040	175	(221)	(46)	0	(11)
Receive(1)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		8,300	(175)	110	(65)	0	(22)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/17/2030	JPY	320,000	(14)	14	0	2	(2)
Receive(1)	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	03/18/2031		520,000	28	21	49	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032		17,580,000	(3,188)	5,158	1,970	207	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		160,000	(16)	16	0	1	(1)
Receive(1)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	03/18/2036		180,000	32	12	44	3	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	132,500	(999)	2,145	1,146	36	0
Pay	6-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	31,900	(9)	(532)	(541)	0	(17)
Receive	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/18/2030		1,900	(15)	38	23	1	0
Pay(1)	6-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/18/2031		100	(3)	1	(2)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		50,600	(941)	701	(240)	0	(33)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		25,400	(412)	245	(167)	0	(21)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		81,700	477	(1,177)	(700)	0	(92)
Receive	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		4,100	(65)	120	55	5	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		1,900	27	(51)	(24)	0	(2)
Pay(1)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		56,600	(1,663)	(44)	(1,707)	0	(68)
Pay	6-Month CLP-CHILIBOR	4.000	Semi-Annual	09/17/2030		1,700	10	(31)	(21)	0	(1)
Pay(1)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028	EUR	134,700	(485)	(462)	(947)	0	(13)
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		32,200	0	187	187	21	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030		4,200	(6)	(10)	(16)	2	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		5,900	(12)	(44)	(56)	3	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		5,300	(10)	(23)	(33)	3	0
Receive(1)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		10,400	(25)	89	64	8	0
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		3,300	(9)	(141)	(150)	0	(4)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		4,000	(10)	(103)	(113)	0	(6)
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		4,100	(11)	(89)	(100)	0	(6)
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		3,900	(11)	(25)	(36)	0	(6)
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		4,000	(14)	95	81	6	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		5,000	(20)	113	93	7	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		3,900	(13)	121	108	6	0
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		147,060	(157)	(2,952)	(3,109)	0	(203)
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		55,160	(697)	3,986	3,289	184	0
Pay	CAONREPO	3.000	Semi-Annual	06/18/2030	CAD	1,500	26	(14)	12	0	(1)
Receive	CAONREPO	2.750	Semi-Annual	09/17/2030		1,500	1	(1)	0	1	0
Receive	CAONREPO	2.500	Semi-Annual	12/17/2030		100	1	0	1	0	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		82,700	(666)	(1,476)	(2,142)	49	0
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		15,600	130	(32)	98	10	0
Receive	CAONREPO	2.900	Semi-Annual	06/01/2033		11,100	(44)	87	43	7	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		15,700	(13)	(4)	(17)	10	0
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		10,900	(664)	254	(410)	8	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		41,100	67	48	115	32	0
Pay	CAONREPO	3.250	Semi-Annual	06/18/2035		2,500	54	(35)	19	0	(2)
Receive	CAONREPO	3.000	Semi-Annual	09/17/2035		800	6	0	6	1	0
Receive	CAONREPO	2.750	Semi-Annual	12/17/2035		2,600	73	(6)	67	2	0

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2025 (Unaudited)

Pay(1)	CAONREPO	3.000	Semi-Annual	03/18/2036	87,500	(1,208)	118	(1,090)	0	(71)

Total Swap Agreements	$(10,964)	$6,769	$(4,195)	$663	$(586)

Cash of $14,919 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(1)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2026	JPY	192,001	$1,235	$9	$0
01/2026	$342	NZD	609	9	0
BOA	01/2026	544	AUD	824	5	0
01/2026	528	GBP	401	13	0
BPS	01/2026	AUD	9,584	$6,230	0	(167)
01/2026	$2	CNH	16	0	0
01/2026	300	EUR	255	0	0
01/2026	357	NZD	628	5	0
BRC	01/2026	CAD	7,146	$5,123	0	(86)
01/2026	GBP	456	610	0	(4)
01/2026	$17,723	AUD	26,681	87	(3)
01/2026	68,503	CAD	94,393	307	0
BSH	01/2026	JPY	2,258	$14	0	0
01/2026	$624	NZD	1,114	17	0
CBK	01/2026	AUD	1,850	$1,230	0	(5)
01/2026	JPY	1,061	7	0	0
01/2026	$1,866	CAD	2,627	49	0
FAR	01/2026	AUD	30,872	$20,232	15	(387)
01/2026	GBP	50,049	65,724	0	(1,738)
01/2026	MXN	4,232	228	0	(6)
01/2026	$731	NZD	1,298	16	0
MBC	01/2026	CAD	99,238	$70,510	0	(1,832)
01/2026	JPY	4,147,391	26,637	141	0
01/2026	$11,567	AUD	17,243	0	(59)
01/2026	736	CAD	1,031	16	0
01/2026	1,346	JPY	210,100	2	(6)
SCX	01/2026	JPY	5,417,839	$34,793	179	0
01/2026	$494	EUR	425	5	0
SOG	01/2026	EUR	43,607	$50,487	0	(782)
01/2026	JPY	3,907,737	24,986	20	0
03/2026	$1	MXN	15	0	0
SSB	01/2026	AUD	13,098	$8,669	0	(72)
01/2026	$617	JPY	96,000	0	(4)
UAG	01/2026	AUD	8,624	$5,771	15	0

Total Forward Foreign Currency Contracts	$910	$(5,151)

(g)

Securities with an aggregate market value of $5,198 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Australia
Sovereign Issues	$0	$7,546	$0	$7,546
Japan
Sovereign Issues	0	80,336	0	80,336
Supranational
Corporate Bonds & Notes	0	4,545	0	4,545
Sovereign Issues	0	33,724	0	33,724
United Kingdom
Sovereign Issues	0	50,959	0	50,959
United States
Asset-Backed Securities	0	3,362	0	3,362
Non-Agency Mortgage-Backed Securities	0	7,959	0	7,959
U.S. Government Agencies	0	686	0	686
Short-Term Instruments
Mutual Funds	0	507	0	507
Repurchase Agreements	0	286,900	0	286,900
U.S. Treasury Bills	0	6,358	0	6,358

$0	$482,882	$0	$482,882
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$157,622	$0	$0	$157,622

Total Investments	$157,622	$482,882	$0	$640,504

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2025 (Unaudited)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	283	663	0	946
Over the counter	0	910	0	910

	$283	$1,573	$0	$1,856
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(38)	(586)	0	(624)
Over the counter	0	(5,151)	0	(5,151)

	$(38)	$(5,737)	$0	$(5,775)

Total Financial Derivative Instruments	$245	$(4,164)	$0	$(3,919)

Totals	$157,867	$478,718	$0	$636,585

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Castlelake LP 2.950% due 05/12/2031 «~	$4,806	$4,593

Total Loan Participations and Assignments (Cost $4,802)		4,593

CORPORATE BONDS & NOTES 79.7%
BANKING & FINANCE 40.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	3,761	3,711
3.650% due 07/21/2027	2,200	2,187
4.450% due 04/03/2026	10,425	10,426
4.625% due 10/15/2027	2,600	2,623
Aircastle Ltd.
2.850% due 01/26/2028	8,800	8,559
5.950% due 02/15/2029	2,471	2,575
6.500% due 07/18/2028	1,200	1,262
Ally Financial, Inc.
6.992% due 06/13/2029 •	2,068	2,185
8.000% due 11/01/2031 (i)	3,675	4,177
8.000% due 11/01/2031	100	114
American Assets Trust LP
3.375% due 02/01/2031	6,900	6,293
6.150% due 10/01/2034	3,000	3,051
American Express Co. 5.442% due 01/30/2036 •	300	312
American Homes 4 Rent LP
3.625% due 04/15/2032	9,000	8,511
4.250% due 02/15/2028	962	965
4.900% due 02/15/2029	340	346
American Tower Corp.
1.500% due 01/31/2028	1,000	950
2.100% due 06/15/2030	100	91
2.700% due 04/15/2031	4,000	3,675
2.750% due 01/15/2027	7,500	7,404
3.550% due 07/15/2027	1,811	1,798
3.800% due 08/15/2029	525	517
3.950% due 03/15/2029	1,000	992
4.050% due 03/15/2032	10,100	9,835
5.000% due 01/31/2030	5,300	5,429
5.200% due 02/15/2029	700	721
5.250% due 07/15/2028	400	411
Americold Realty Operating Partnership LP 5.600% due 05/15/2032	100	101
Antares Holdings LP
2.750% due 01/15/2027	5,700	5,573
3.750% due 07/15/2027	6,700	6,555
3.950% due 07/15/2026	5,400	5,381
6.350% due 10/23/2029	3,500	3,575
6.500% due 02/08/2029	2,000	2,046
ARES Finance Co. III LLC 4.125% due 06/30/2051 •	100	99
ARES Management Corp. 6.375% due 11/10/2028	8,200	8,681
ARES Strategic Income Fund 4.850% due 01/15/2029	3,800	3,757
Assured Guaranty U.S. Holdings, Inc. 6.125% due 09/15/2028	6,000	6,310
Aviation Capital Group LLC
3.500% due 11/01/2027	9,876	9,733
5.125% due 04/10/2030	500	508
5.375% due 07/15/2029	6,900	7,073
6.250% due 04/15/2028	100	104
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	8,207	7,963
4.950% due 01/15/2028	2,000	2,025
5.150% due 01/15/2030	1,000	1,017
5.750% due 03/01/2029	400	414
6.375% due 05/04/2028	400	417
Banco Bilbao Vizcaya Argentaria SA 7.883% due 11/15/2034 •	1,800	2,098

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027	1,700	1,699
Banco Santander SA
4.175% due 03/24/2028 •	2,000	2,001
5.294% due 08/18/2027	2,000	2,038
5.538% due 03/14/2030 •	200	207
6.607% due 11/07/2028 (i)	18,700	19,968
Bank of America Corp.
1.898% due 07/23/2031 •	2,000	1,797
1.922% due 10/24/2031 •	2,000	1,789
3.194% due 07/23/2030 •	205	198
3.419% due 12/20/2028 •	2,905	2,869
3.593% due 07/21/2028 •	347	345
3.824% due 01/20/2028 •	500	499
4.376% due 04/27/2028 •	400	402
4.897% (SOFRRATE + 1.010%) due 01/24/2031 ~	3,900	3,903
5.202% due 04/25/2029 •	400	410
5.819% due 09/15/2029 •	7,445	7,772
5.872% due 09/15/2034 •	400	427
6.204% due 11/10/2028 •	681	708
Barclays PLC
2.279% due 11/24/2027 •	1,300	1,280
5.215% (SOFRRATE + 1.490%) due 03/12/2028 ~	200	202
5.603% (SOFRRATE + 1.880%) due 09/13/2027 ~	15,000	15,134
6.224% due 05/09/2034 •	10,500	11,296
7.385% due 11/02/2028 •	500	529
BGC Group, Inc. 6.150% due 04/02/2030	500	518
Blackstone Holdings Finance Co. LLC
1.625% due 08/05/2028	7,200	6,774
2.500% due 01/10/2030	1,200	1,123
Blue Owl Finance LLC
3.125% due 06/10/2031	100	91
4.125% due 10/07/2051	2,300	1,620
6.250% due 04/18/2034	400	413
BNP Paribas SA
5.786% due 01/13/2033 •	6,200	6,514
7.375% due 09/10/2034 •(e)(f)	8,500	8,903
BPCE SA
5.716% due 01/18/2030 •	1,000	1,036
5.876% due 01/14/2031 •	3,250	3,398
5.936% due 05/30/2035 •	2,491	2,599
5.975% due 01/18/2027 •	4,919	4,922
6.714% due 10/19/2029 •	400	425
Broadstone Net Lease LLC 5.000% due 11/01/2032	600	602
Brookfield Capital Finance LLC 6.087% due 06/14/2033	6,000	6,429
Brookfield Finance, Inc.
5.675% due 01/15/2035	1,000	1,036
5.968% due 03/04/2054	450	455
Brown & Brown, Inc. 5.550% due 06/23/2035	2,300	2,360
Cantor Fitzgerald LP 7.200% due 12/12/2028	2,800	2,978
Capital One Financial Corp.
5.700% due 02/01/2030 •	200	208
6.312% due 06/08/2029 •	2,500	2,624
CBRE Services, Inc.
5.500% due 04/01/2029	400	415
5.500% due 06/15/2035	400	413
Charles Schwab Corp. 6.196% due 11/17/2029 •	175	185
CI Financial Corp.
3.200% due 12/17/2030	1,127	1,022
4.100% due 06/15/2051	1,000	686
7.500% due 05/30/2029	800	851
Citadel Finance LLC 5.900% due 02/10/2030	720	735
Citadel Securities Global Holdings LLC
5.500% due 06/18/2030	1,500	1,540
6.200% due 06/18/2035	3,800	4,004
Citibank NA 5.488% due 12/04/2026	6,000	6,080
CNA Financial Corp. 5.500% due 06/15/2033	5,600	5,817
Constellation Global Funding 4.850% due 10/22/2030	700	695
Cooperatieve Rabobank UA
3.649% due 04/06/2028 •	800	796
5.447% due 03/05/2030 •	7,971	8,239
COPT Defense Properties LP 4.500% due 10/15/2030	600	598
Corebridge Global Funding 4.900% due 01/07/2028	2,500	2,543

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

CoStar Group, Inc. 2.800% due 07/15/2030	3,000	2,751
Cousins Properties LP 5.250% due 07/15/2030	200	205
Credit Agricole SA
5.222% due 05/27/2031 •	3,150	3,235
6.316% due 10/03/2029 •	700	738
Crown Castle, Inc.
3.100% due 11/15/2029	4,000	3,813
4.900% due 09/01/2029	800	814
Deutsche Bank AG
3.547% due 09/18/2031 •	1,600	1,528
4.999% due 09/11/2030 •	1,300	1,320
5.706% due 02/08/2028 •	3,500	3,556
6.720% due 01/18/2029 •	6,807	7,128
7.146% due 07/13/2027 •	1,729	1,756
Digital Realty Trust LP 5.550% due 01/15/2028	500	514
DNB Bank ASA 1.535% due 05/25/2027 •	600	594
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032	5,200	4,680
EPR Properties
3.750% due 08/15/2029	2,500	2,426
4.500% due 06/01/2027	1,200	1,202
4.750% due 12/15/2026	8,200	8,226
4.950% due 04/15/2028	4,700	4,738
Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/2030	1,050	1,053
5.500% due 06/15/2034	1,400	1,450
Equinix, Inc. 3.200% due 11/18/2029	2,300	2,209
Equitable Financial Life Global Funding
1.800% due 03/08/2028	7,000	6,670
5.450% due 03/03/2028	200	205
Essex Portfolio LP 3.000% due 01/15/2030	4,200	3,995
Extra Space Storage LP
2.350% due 03/15/2032	1,600	1,401
3.875% due 12/15/2027	2,274	2,269
F&G Global Funding
1.750% due 06/30/2026	100	99
5.065% (SOFRRATE + 1.325%) due 09/08/2028 ~	1,300	1,308
5.875% due 01/16/2030	3,300	3,429
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030	4,300	4,318
6.000% due 12/07/2033	3,600	3,826
Federation des Caisses Desjardins du Quebec 4.526% (SOFRRATE + 0.630%) due 01/27/2027 ~	1,600	1,606
First American Financial Corp. 2.400% due 08/15/2031	2,268	1,982
FMR LLC 4.950% due 02/01/2033	1,600	1,613
Ford Motor Credit Co. LLC
2.700% due 08/10/2026	400	396
3.815% due 11/02/2027	6,595	6,498
4.125% due 08/17/2027	5,790	5,745
4.271% due 01/09/2027	3,330	3,314
4.542% due 08/01/2026	4,765	4,760
4.950% due 05/28/2027	1,050	1,054
5.125% due 11/05/2026	6,616	6,654
5.800% due 03/05/2027	10,315	10,448
5.800% due 03/08/2029	4,000	4,088
5.850% due 05/17/2027	1,574	1,599
6.950% due 03/06/2026	1,889	1,893
6.950% due 06/10/2026	2,950	2,976
FS KKR Capital Corp.
2.625% due 01/15/2027	100	97
6.125% due 01/15/2030 (i)	4,000	3,939
GA Global Funding Trust
1.625% due 01/15/2026	1,056	1,055
2.250% due 01/06/2027	300	295
4.500% due 09/18/2030	3,000	2,970
5.500% due 01/08/2029	3,000	3,085
Global Atlantic Fin Co. 4.400% due 10/15/2029	200	197
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032	1,200	1,089
4.000% due 01/15/2030	4,270	4,164
4.000% due 01/15/2031	6,200	5,960
5.300% due 01/15/2029	4,560	4,642
5.750% due 06/01/2028	1,400	1,442
6.750% due 12/01/2033	1,300	1,419
Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •	200	197
3.615% due 03/15/2028 •	9,062	9,014

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

3.691% due 06/05/2028 •		500	497
4.223% due 05/01/2029 •		460	461
4.692% due 10/23/2030 •		500	507
5.573% (SOFRRATE + 1.850%) due 03/15/2028 ~		600	609
6.484% due 10/24/2029 •		14,937	15,847
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		2,125	1,987
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		15,600	15,454
HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031		3,600	3,703
6.375% due 07/01/2034		500	510
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		1,500	1,366
HAT Holdings I LLC/HAT Holdings II LLC 3.750% due 09/15/2030		3,100	2,874
Highwoods Realty LP
2.600% due 02/01/2031		1,000	898
3.050% due 02/15/2030		3,500	3,264
Host Hotels & Resorts LP
3.375% due 12/15/2029		3,700	3,555
3.500% due 09/15/2030		1,700	1,622
HPS Corporate Lending Fund 5.950% due 04/14/2032		1,200	1,218
HSBC Holdings PLC 5.546% due 03/04/2030 •(i)		12,000	12,444
Indian Railway Finance Corp. Ltd. 2.800% due 02/10/2031		2,400	2,215
Intesa Sanpaolo SpA
7.200% due 11/28/2033		7,500	8,570
8.248% due 11/21/2033 •		3,700	4,371
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		4,421	3,869
2.300% due 11/15/2028		1,800	1,712
5.500% due 08/15/2033		1,000	1,038
JPMorgan Chase & Co.
2.182% due 06/01/2028 •		750	732
2.545% due 11/08/2032 •		7,000	6,319
2.580% due 04/22/2032 •		500	457
3.509% due 01/23/2029 •		200	198
3.960% due 01/29/2027 •		10,700	10,698
4.203% due 07/23/2029 •		600	602
4.323% due 04/26/2028 •		500	502
4.452% due 12/05/2029 •		120	121
4.565% due 06/14/2030 •		200	202
4.995% due 07/22/2030 •		5,100	5,237
5.012% due 01/23/2030 •		3,845	3,943
5.140% due 01/24/2031 •		500	517
5.299% due 07/24/2029 •		1,626	1,676
5.581% due 04/22/2030 •		5,000	5,218
6.070% due 10/22/2027 •		300	305
6.087% due 10/23/2029 •		8,300	8,745
Kilroy Realty LP
3.050% due 02/15/2030		7,533	7,015
6.250% due 01/15/2036		400	414
Lazard Group LLC
5.625% due 08/01/2035		400	410
6.000% due 03/15/2031		5,000	5,302
Lehman Brothers Holdings, Inc.
0.000% due 05/27/2049 ^(a)		6,772	2
7.875% due 09/17/2049 ^(a)	GBP	16,500	78
Lloyds Bank PLC 0.000% due 04/02/2032 þ		$1,000	751
Lloyds Banking Group PLC
4.375% due 03/22/2028		700	704
4.943% due 11/04/2036 •		4,900	4,850
5.462% due 01/05/2028 •		300	304
5.985% due 08/07/2027 •		2,537	2,566
8.000% due 09/27/2029 •(e)(f)(i)		2,300	2,490
Loews Corp. 3.200% due 05/15/2030		1,900	1,820
LPL Holdings, Inc. 5.650% due 03/15/2035		400	410
LXP Industrial Trust 2.700% due 09/15/2030		1,500	1,378
Marex Group PLC 5.829% due 05/08/2028		4,900	4,984
Marsh & McLennan Cos., Inc. 4.650% due 03/15/2030		1,300	1,327
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		600	609
6.100% due 06/11/2055 •		6,100	6,332
Mitsubishi UFJ Financial Group, Inc. 5.574% due 01/16/2036 •		1,000	1,048
Mizuho Financial Group, Inc.
2.839% due 09/13/2026		1,346	1,336

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

2.869% due 09/13/2030 •	800	761
Morgan Stanley
3.772% due 01/24/2029 •	4,522	4,497
4.431% due 01/23/2030 •	2,000	2,011
4.654% due 10/18/2030 •	500	506
4.994% due 04/12/2029 •	3,100	3,162
5.164% due 04/20/2029 •	4,607	4,712
5.173% due 01/16/2030 •	2,600	2,671
5.230% due 01/15/2031 •	500	516
5.320% due 07/19/2035 •	2,500	2,574
5.449% due 07/20/2029 •	1,822	1,881
5.587% due 01/18/2036 •	2,600	2,718
5.656% due 04/18/2030 •	4,000	4,169
5.664% due 04/17/2036 •	3,000	3,151
6.296% due 10/18/2028 •	300	312
6.407% due 11/01/2029 •	8,483	8,993
Morgan Stanley Bank NA 5.026% (SOFRRATE + 1.080%) due 01/14/2028 ~	400	403
Morgan Stanley Private Bank NA
4.204% due 11/17/2028 •	300	301
4.466% due 07/06/2028 •	6,550	6,595
Mutual of Omaha Cos Global Funding
5.000% due 04/01/2030	200	205
5.450% due 12/12/2028	400	414
National Health Investors, Inc. 3.000% due 02/01/2031	2,600	2,364
Nationwide Building Society 4.302% due 03/08/2029 •	8,800	8,818
Nationwide Financial Services, Inc. 3.900% due 11/30/2049	1,900	1,442
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039	100	134
NatWest Group PLC
5.076% due 01/27/2030 •	17,600	17,997
7.300% due 11/19/2034 •(e)(f)	2,600	2,760
NatWest Markets PLC 4.488% (SOFRRATE + 0.760%) due 09/29/2026 ~	800	802
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 4.500% due 03/15/2027	884	886
Newmark Group, Inc. 7.500% due 01/12/2029	400	429
Nippon Life Insurance Co.
2.750% due 01/21/2051 •	200	181
6.250% due 09/13/2053 •	2,000	2,121
NLG Global Funding 5.400% due 01/23/2030	2,700	2,777
Nomura Holdings, Inc.
1.653% due 07/14/2026	8,409	8,306
2.679% due 07/16/2030	3,400	3,147
3.103% due 01/16/2030	1,900	1,807
Norinchukin Bank 4.674% due 09/09/2030	300	302
Northwestern Mutual Life Insurance Co. 3.625% due 09/30/2059	2,000	1,394
Nuveen LLC 5.550% due 01/15/2030	400	417
Omega Healthcare Investors, Inc.
4.750% due 01/15/2028	1,477	1,490
5.200% due 07/01/2030	290	295
Pacific Life Global Funding II
1.600% due 09/21/2028	4,900	4,595
4.366% (SOFRRATE + 0.620%) due 06/04/2026 ~	1,700	1,703
Pacific Life Insurance Co. 9.250% due 06/15/2039	600	817
Pacific LifeCorp 3.350% due 09/15/2050	1,000	692
Phillips Edison Grocery Center Operating Partnership I LP 5.250% due 08/15/2032	3,500	3,586
Piedmont Operating Partnership LP 6.875% due 07/15/2029	1,600	1,700
Protective Life Global Funding
1.737% due 09/21/2030	4,800	4,249
1.900% due 07/06/2028	1,800	1,708
4.772% due 12/09/2029 (i)	12,500	12,732
Rayonier LP 2.750% due 05/17/2031	2,973	2,682
Rexford Industrial Realty LP 2.125% due 12/01/2030	200	179
RGA Global Funding
4.600% due 11/25/2030	2,500	2,503
5.500% due 01/11/2031	1,400	1,457
6.000% due 11/21/2028	4,400	4,620
Sammons Financial Group Global Funding 5.050% due 01/10/2028	3,400	3,456
Santander Holdings USA, Inc.
3.244% due 10/05/2026	8,220	8,171

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

5.353% due 09/06/2030 •	2,400	2,456
Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	800	791
4.858% due 09/11/2030 •	225	228
5.694% due 04/15/2031 •	5,000	5,216
SBA Tower Trust 1.631% due 05/15/2051	15,600	15,265
SBL Holdings, Inc. 5.900% due 09/26/2028	500	498
Sixth Street Lending Partners 6.500% due 03/11/2029	3,500	3,631
SMBC Aviation Capital Finance DAC
5.250% due 11/26/2035	3,700	3,703
5.450% due 05/03/2028	300	308
Stellantis Financial Services U.S. Corp. 5.400% due 09/15/2030	4,100	4,166
Store Capital LLC
2.750% due 11/18/2030	1,000	912
5.400% due 04/30/2030	1,400	1,428
Sumitomo Mitsui Financial Group, Inc.
0.948% due 01/12/2026	1,300	1,299
1.402% due 09/17/2026	600	590
2.174% due 01/14/2027	600	589
5.177% (SOFRRATE + 1.170%) due 07/09/2029 ~	10,000	10,114
5.419% (SOFRRATE + 1.430%) due 01/13/2026 ~	4,800	4,802
6.600% due 06/05/2034 •(e)(f)	2,000	2,070
Sumitomo Mitsui Trust Bank Ltd.
4.350% due 09/11/2030	500	503
5.500% due 03/09/2028	400	413
Sun Communities Operating LP
2.700% due 07/15/2031	100	91
4.200% due 04/15/2032	1,900	1,845
Teachers Insurance & Annuity Association of America 4.270% due 05/15/2047	3,000	2,466
Trust Fibra Uno 4.869% due 01/15/2030 (i)	4,000	3,917
Trustage Financial Group, Inc. 4.625% due 04/15/2032	9,600	9,280
UBS Group AG
3.091% due 05/14/2032 •	1,000	929
4.550% due 04/17/2026	300	301
4.703% due 08/05/2027 •	900	903
4.844% due 11/06/2033 •	200	200
4.875% due 02/12/2027 •(e)(f)	1,000	995
5.699% due 02/08/2035 •	3,166	3,331
5.959% due 01/12/2034 •(i)	19,600	20,894
6.246% due 09/22/2029 •	300	316
6.301% due 09/22/2034 •	6,100	6,662
6.850% due 09/10/2029 •(e)(f)	1,000	1,027
9.250% due 11/13/2028 •(e)(f)	1,350	1,485
9.250% due 11/13/2033 •(e)(f)	4,000	4,693
UniCredit SpA 5.459% due 06/30/2035 •	4,600	4,692
VICI Properties LP
4.750% due 02/15/2028	2,300	2,323
5.125% due 11/15/2031	500	507
5.125% due 05/15/2032	1,600	1,612
5.625% due 04/01/2035	1,100	1,124
5.625% due 05/15/2052	1,600	1,497
5.750% due 04/01/2034	500	516
VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029	7,600	7,463
4.125% due 08/15/2030	500	485
Wells Fargo & Co.
2.393% due 06/02/2028 •	259	253
2.879% due 10/30/2030 •	1,000	952
3.196% due 06/17/2027 •	500	498
4.808% due 07/25/2028 •	1,105	1,117
5.198% due 01/23/2030 •	1,500	1,545
5.211% due 12/03/2035 •	3,100	3,168
5.389% due 04/24/2034 •	1,500	1,561
5.574% due 07/25/2029 •	7,276	7,540
6.303% due 10/23/2029 •	5,900	6,236
Wells Fargo Bank NA 5.450% due 08/07/2026	300	303
Welltower OP LLC 4.500% due 07/01/2030	4,100	4,148
Western-Southern Global Funding 4.500% due 07/16/2028	500	504
Weyerhaeuser Co.
4.000% due 04/15/2030	12,000	11,849

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

4.750% due 05/15/2026	1,233	1,236

		1,024,227

INDUSTRIALS 30.3%
180 Medical, Inc. 5.300% due 10/08/2035	1,300	1,299
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026	1,600	1,589
Air Canada Pass-Through Trust
3.300% due 07/15/2031	3,721	3,563
3.750% due 06/15/2029	54	53
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	4,287	4,315
Alcon Finance Corp. 2.600% due 05/27/2030	7,700	7,168
Allegion PLC 3.500% due 10/01/2029	2,000	1,953
American Airlines Pass-Through Trust
2.875% due 01/11/2036	84	77
3.000% due 04/15/2030	3,727	3,606
3.150% due 08/15/2033	3,951	3,742
3.200% due 12/15/2029	1,561	1,527
3.350% due 04/15/2031	5,466	5,312
3.375% due 11/01/2028	569	562
3.575% due 07/15/2029	2,517	2,492
3.600% due 03/22/2029	4,173	4,135
3.700% due 04/01/2028	329	328
Amgen, Inc.
5.250% due 03/02/2030	6,400	6,646
5.600% due 03/02/2043	1,900	1,912
5.650% due 03/02/2053 (i)	6,500	6,369
Amrize Finance U.S. LLC 5.400% due 04/07/2035	1,000	1,032
Anglo American Capital PLC 5.625% due 04/01/2030	1,250	1,307
AppLovin Corp. 5.125% due 12/01/2029	2,656	2,725
AutoZone, Inc. 5.125% due 06/15/2030	2,000	2,064
Bayer U.S. Finance II LLC 4.375% due 12/15/2028	4,100	4,105
Bayer U.S. Finance LLC
6.125% due 11/21/2026	11,100	11,263
6.250% due 01/21/2029	400	421
6.375% due 11/21/2030	2,367	2,532
6.500% due 11/21/2033	20,000	21,659
Becton Dickinson & Co. 4.874% due 02/08/2029	1,200	1,225
Beignet Investor LLC 6.581% due 05/30/2049	39,436	41,700
Berry Global, Inc.
4.875% due 07/15/2026	6,700	6,701
5.650% due 01/15/2034	200	209
Block, Inc. 5.625% due 08/15/2030	3,200	3,267
BMW U.S. Capital LLC
4.750% due 03/21/2028	2,900	2,943
5.050% due 03/21/2030	500	513
Boeing Co.
2.196% due 02/04/2026	24,700	24,654
3.250% due 02/01/2028	1,200	1,181
3.450% due 11/01/2028	400	392
5.805% due 05/01/2050	4,600	4,531
5.930% due 05/01/2060	13,200	12,961
6.259% due 05/01/2027	5,800	5,953
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028	5,700	5,597
Boston Scientific Corp. 6.250% due 11/15/2035	3,000	3,369
British Airways Pass-Through Trust
2.900% due 09/15/2036	80	73
3.300% due 06/15/2034	72	68
3.350% due 12/15/2030	2,194	2,136
3.800% due 03/20/2033	995	978
4.125% due 03/20/2033	1,246	1,210
Broadcom, Inc.
2.450% due 02/15/2031	27,858	25,494
3.419% due 04/15/2033	6,543	6,059
4.926% due 05/15/2037	12,249	12,095
5.050% due 07/12/2029	500	515
Cameron LNG LLC 3.402% due 01/15/2038	100	87
Canadian Natural Resources Ltd.
5.000% due 12/15/2029	1,200	1,231
5.400% due 12/15/2034	1,800	1,833

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

6.250% due 03/15/2038	1,700	1,808
Canadian Pacific Railway Co. 2.450% due 12/02/2031	6,000	5,400
Carnival Corp. 4.000% due 08/01/2028	4,845	4,776
CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026	2,100	2,073
3.250% due 02/15/2029	1,010	973
5.100% due 03/01/2030	300	306
Cenovus Energy, Inc. 5.400% due 03/20/2036	5,900	5,895
Centene Corp.
2.450% due 07/15/2028	3,300	3,093
2.500% due 03/01/2031	2,000	1,728
2.625% due 08/01/2031	1,600	1,377
3.000% due 10/15/2030	3,625	3,246
4.625% due 12/15/2029	2,491	2,418
CGI, Inc. 1.450% due 09/14/2026	9,500	9,336
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 03/01/2042	6,985	4,855
3.900% due 06/01/2052	6,000	3,878
6.100% due 06/01/2029	1,000	1,044
Cheniere Corpus Christi Holdings LLC 2.742% due 12/31/2039	500	428
Cheniere Energy, Inc. 5.650% due 04/15/2034	500	519
Cigna Group
2.400% due 03/15/2030	1,391	1,292
5.000% due 05/15/2029	500	514
CommonSpirit Health
4.352% due 09/01/2030	1,100	1,096
4.975% due 09/01/2035	400	395
Conagra Brands, Inc. 5.000% due 08/01/2030	1,600	1,620
Constellation Brands, Inc. 2.250% due 08/01/2031	100	89
Constellation Pharmaceutical, Inc. 5.550% due 07/01/2033 «(h)	1,056	1,097
Cox Communications, Inc. 1.800% due 10/01/2030	4,400	3,857
CVS Health Corp.
3.750% due 04/01/2030	1,800	1,758
4.300% due 03/25/2028	1,235	1,239
4.780% due 03/25/2038	1,100	1,039
5.000% due 01/30/2029	300	306
5.050% due 03/25/2048	3,800	3,352
5.125% due 02/21/2030	3,335	3,427
5.450% due 09/15/2035	2,700	2,765
5.700% due 06/01/2034	1,000	1,048
5.875% due 06/01/2053	1,100	1,069
6.050% due 06/01/2054	1,000	995
CVS Pass-Through Trust 7.507% due 01/10/2032	958	1,017
DAE Funding LLC 3.375% due 03/20/2028	400	390
Daimler Truck Finance North America LLC 5.000% due 01/15/2027	400	404
DCP Midstream Operating LP
3.250% due 02/15/2032	2,600	2,392
5.125% due 05/15/2029	200	205
Delta Air Lines, Inc. 3.750% due 10/28/2029	1,000	979
Devon Energy Corp. 5.200% due 09/15/2034	400	398
Diamondback Energy, Inc.
5.550% due 04/01/2035	400	411
5.900% due 04/18/2064	400	378
6.250% due 03/15/2053	2,600	2,636
DT Midstream, Inc. 4.125% due 06/15/2029	1,102	1,088
Ecopetrol SA 4.625% due 11/02/2031	100	90
Edwards Lifesciences Corp. 4.300% due 06/15/2028	970	977
Embraer Netherlands Finance BV 5.980% due 02/11/2035	105	112
Enbridge, Inc.
4.900% due 06/20/2030	500	511
5.550% due 06/20/2035	200	207
5.900% due 11/15/2026	100	101
Energy Transfer LP
3.900% due 07/15/2026	900	899
4.950% due 05/15/2028	900	915
5.200% due 04/01/2030	4,330	4,463
5.250% due 07/01/2029	1,200	1,236

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

5.550% due 02/15/2028	1,053	1,081
5.700% due 04/01/2035	400	414
6.050% due 12/01/2026	5,400	5,488
6.100% due 12/01/2028	200	210
Eni SpA 5.500% due 05/15/2034	4,500	4,640
Enterprise Products Operating LLC
4.600% due 01/15/2031	4,000	4,050
5.200% due 01/15/2036	4,100	4,176
EQT Corp.
3.900% due 10/01/2027	466	464
6.375% due 04/01/2029	477	494
Equifax, Inc. 5.100% due 06/01/2028	2,500	2,555
Expand Energy Corp.
5.375% due 03/15/2030	1,200	1,217
5.700% due 01/15/2035	400	414
6.750% due 04/15/2029	2,242	2,255
Ferguson Finance PLC 3.250% due 06/02/2030	1,100	1,051
Fiserv, Inc.
5.150% due 08/12/2034	400	397
5.250% due 08/11/2035	6,000	5,989
Flex Intermediate Holdco LLC 3.363% due 06/30/2031	9,700	8,941
Flex Ltd. 4.875% due 06/15/2029	100	102
Fox Corp. 4.709% due 01/25/2029	2,300	2,330
Fresenius Medical Care U.S. Finance III, Inc. 1.875% due 12/01/2026	800	782
Gartner, Inc.
3.750% due 10/01/2030	2,200	2,087
4.950% due 03/20/2031	1,600	1,611
GE HealthCare Technologies, Inc. 4.150% due 12/15/2028	3,000	3,009
Glencore Funding LLC 5.186% due 04/01/2030	2,400	2,469
Harbour Energy PLC 6.327% due 04/01/2035	4,500	4,559
HCA, Inc.
3.500% due 09/01/2030	16,400	15,777
5.450% due 04/01/2031	400	418
5.500% due 06/01/2033	6,800	7,080
5.625% due 09/01/2028	1,734	1,788
5.875% due 02/01/2029	200	208
Hyatt Hotels Corp.
5.050% due 03/30/2028	900	917
5.750% due 04/23/2030	2,192	2,293
Hyundai Capital America 1.500% due 06/15/2026	2,000	1,977
Imperial Brands Finance PLC 3.500% due 07/26/2026	200	199
IQVIA, Inc. 6.250% due 02/01/2029	700	738
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,871	1,683
Keurig Dr. Pepper, Inc. 5.050% due 03/15/2029	1,000	1,021
Kinder Morgan, Inc. 8.050% due 10/15/2030	6,500	7,514
Kraft Heinz Foods Co. 5.400% due 03/15/2035	5,321	5,469
Las Vegas Sands Corp.
3.500% due 08/18/2026	4,250	4,233
3.900% due 08/08/2029	5,300	5,178
5.625% due 06/15/2028	1,300	1,333
5.900% due 06/01/2027	8,800	8,980
Marriott International, Inc.
4.500% due 10/15/2031	500	501
4.625% due 06/15/2030	2,000	2,031
Mars, Inc. 5.000% due 03/01/2032	4,500	4,640
Microchip Technology, Inc. 4.900% due 03/15/2028	900	913
Micron Technology, Inc.
4.663% due 02/15/2030	1,100	1,113
5.327% due 02/06/2029	1,500	1,547
MPLX LP 2.650% due 08/15/2030	2,450	2,271
National Football League
5.250% due 10/05/2034 «(h)	3,700	3,773
5.420% due 10/05/2037 «(h)	1,300	1,314
National Fuel Gas Co. 5.500% due 10/01/2026	300	303

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

Nissan Motor Co. Ltd. 4.345% due 09/17/2027	750	740
Norfolk Southern Corp. 4.100% due 05/15/2121	100	70
Northern Star Resources Ltd. 6.125% due 04/11/2033	1,000	1,062
NTT Finance Corp. 5.171% due 07/16/2032	3,300	3,388
NVR, Inc. 3.000% due 05/15/2030	2,760	2,614
NXP BV/NXP Funding LLC 5.550% due 12/01/2028	600	622
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.300% due 08/19/2028	402	404
Occidental Petroleum Corp.
5.200% due 08/01/2029	2,300	2,359
6.450% due 09/15/2036	2,500	2,666
6.625% due 09/01/2030	1,150	1,239
Open Text Corp. 6.900% due 12/01/2027	500	521
Oracle Corp.
2.300% due 03/25/2028	5,029	4,797
3.250% due 11/15/2027	2,800	2,741
3.250% due 05/15/2030	1,765	1,645
3.950% due 03/25/2051	2,000	1,317
4.200% due 09/27/2029	3,200	3,140
4.650% due 05/06/2030	2,917	2,892
5.500% due 08/03/2035	400	392
6.000% due 08/03/2055	2,000	1,765
6.100% due 09/26/2065	6,100	5,384
Petroleos Mexicanos 6.700% due 02/16/2032	3,700	3,692
Philip Morris International, Inc.
1.750% due 11/01/2030	2,100	1,872
4.375% due 04/30/2030	2,425	2,441
4.875% due 02/13/2029	3,500	3,584
5.125% due 11/17/2027	300	307
5.125% due 02/15/2030	1,700	1,758
5.250% due 02/13/2034	400	414
Quanta Services, Inc. 4.300% due 08/09/2028	500	503
RELX Capital, Inc.
4.750% due 03/27/2030	923	942
4.750% due 05/20/2032	800	813
Renesas Electronics Corp. 2.170% due 11/25/2026	900	884
Rolls-Royce PLC 5.750% due 10/15/2027	550	564
Royal Caribbean Cruises Ltd.
5.375% due 01/15/2036	3,300	3,315
5.500% due 04/01/2028	3,025	3,081
Royalty Pharma PLC
1.750% due 09/02/2027	1,000	964
4.450% due 03/25/2031	1,700	1,696
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030	12,900	12,957
5.875% due 06/30/2026	1,067	1,069
Santos Finance Ltd.
3.649% due 04/29/2031	11,430	10,718
4.125% due 09/14/2027	2,200	2,189
6.875% due 09/19/2033	400	438
Schlumberger Holdings Corp. 5.000% due 06/01/2034	200	202
Skyworks Solutions, Inc. 1.800% due 06/01/2026	2,400	2,374
South Bow USA Infrastructure Holdings LLC 5.026% due 10/01/2029	900	913
Southern Co. 5.500% due 03/15/2029	200	208
Spectra Energy Partners LP 3.375% due 10/15/2026	3,500	3,485
Spirit AeroSystems, Inc. 3.850% due 06/15/2026	200	199
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031	2,341	2,156
4.100% due 10/01/2029	93	90
Stryker Corp.
4.250% due 09/11/2029	2,500	2,514
4.850% due 02/10/2030	2,900	2,979
Synopsys, Inc. 5.150% due 04/01/2035	3,300	3,355
Sysco Corp. 5.100% due 09/23/2030	2,600	2,686
T-Mobile USA, Inc.
2.050% due 02/15/2028	100	96
2.250% due 11/15/2031	10,000	8,862

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

2.400% due 03/15/2029	2,889	2,737
2.700% due 03/15/2032	7,900	7,105
3.875% due 04/15/2030	14,000	13,770
4.800% due 07/15/2028	200	204
4.950% due 03/15/2028	3,034	3,092
Tapestry, Inc. 5.100% due 03/11/2030	2,700	2,776
Targa Resources Corp. 6.125% due 03/15/2033	6,400	6,855
TD SYNNEX Corp. 2.375% due 08/09/2028	100	95
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	5,000	4,720
Textron, Inc. 3.375% due 03/01/2028	1,500	1,476
TR Finance LLC 5.500% due 08/15/2035	1,000	1,042
Tyson Foods, Inc. 4.350% due 03/01/2029	1,700	1,707
United Airlines Pass-Through Trust
2.700% due 11/01/2033	2,898	2,667
2.875% due 04/07/2030	542	523
2.900% due 11/01/2029	2,477	2,375
3.500% due 09/01/2031	1,221	1,182
4.000% due 10/11/2027	515	515
4.150% due 02/25/2033	1,205	1,186
5.450% due 08/15/2038	1,545	1,594
5.800% due 07/15/2037	6,531	6,845
5.875% due 04/15/2029	7,005	7,188
United Rentals North America, Inc.
3.875% due 11/15/2027	1,700	1,690
6.000% due 12/15/2029	500	514
Viper Energy Partners LLC 4.900% due 08/01/2030	1,500	1,518
Volkswagen Group of America Finance LLC
4.450% due 09/11/2027	300	301
5.050% due 03/27/2028	1,500	1,524
5.250% due 03/22/2029	7,065	7,225
5.350% due 03/27/2030	500	514
5.650% due 09/12/2028	700	722
Western Midstream Operating LP 5.500% due 12/15/2035	6,000	5,970
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028	7,503	7,599
Williams Cos., Inc.
4.625% due 06/30/2030	1,830	1,849
4.900% due 03/15/2029	909	929
5.300% due 09/30/2035	3,000	3,053
WMG Acquisition Corp. 3.750% due 12/01/2029	3,800	3,661
Woodside Finance Ltd.
3.700% due 09/15/2026	2,500	2,491
5.100% due 09/12/2034	5,300	5,239
Yara International ASA 3.800% due 06/06/2026	3,300	3,291

		758,470

UTILITIES 8.5%
AES Corp.
3.950% due 07/15/2030	3,200	3,128
5.450% due 06/01/2028	12,400	12,692
American Electric Power Co., Inc.
5.750% due 11/01/2027	200	206
5.800% due 03/15/2056 •	2,700	2,682
AT&T, Inc. 4.700% due 08/15/2030	400	407
Black Hills Corp.
2.500% due 06/15/2030	2,200	2,042
3.950% due 01/15/2026	200	200
6.150% due 05/15/2034	2,700	2,898
Cleco Power LLC 5.300% due 01/15/2036	4,500	4,547
Dominion Energy, Inc. 3.300% due 04/15/2041	2,500	1,905
DTE Energy Co. 2.950% due 03/01/2030	500	474
Duke Energy Corp. 3.250% due 01/15/2082 •	1,002	977
Edison International
5.450% due 06/15/2029	3,200	3,260
5.750% due 06/15/2027	4,000	4,073
6.250% due 03/15/2030	350	366
6.950% due 11/15/2029	400	426
Electricite de France SA 6.950% due 01/26/2039	600	670

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

Emera U.S. Finance LP 2.639% due 06/15/2031	1,700	1,539
Enel Finance International NV 5.125% due 06/26/2029	3,967	4,073
Entergy Corp.
1.900% due 06/15/2028	8,900	8,449
3.750% due 06/15/2050	2,900	2,110
Eversource Energy
5.000% due 01/01/2027	400	404
5.450% due 03/01/2028	300	308
Fells Point Funding Trust 3.046% due 01/31/2027	3,400	3,361
FirstEnergy Corp.
3.900% due 07/15/2027	1,100	1,096
4.850% due 07/15/2047	1,100	969
FirstEnergy Transmission LLC 2.866% due 09/15/2028	6,500	6,288
FORESEA Holding SA 7.500% due 06/15/2030	266	262
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029	6,500	4,713
Georgia Power Co. 4.650% due 05/16/2028	400	407
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	3,787	3,706
Jersey Central Power & Light Co. 4.150% due 01/15/2029	300	300
Midwest Connector Capital Co. LLC 4.625% due 04/01/2029	1,200	1,202
National Grid PLC 5.602% due 06/12/2028	100	103
New York State Electric & Gas Corp.
3.300% due 09/15/2049	200	136
5.650% due 08/15/2028	800	833
Niagara Mohawk Power Corp. 4.278% due 12/15/2028	5,000	5,011
Ohio Edison Co. 6.875% due 07/15/2036	1,100	1,261
Oncor Electric Delivery Co. LLC 4.300% due 05/15/2028	300	303
ONEOK, Inc.
3.400% due 09/01/2029	3,000	2,908
4.250% due 09/24/2027	3,376	3,389
5.050% due 11/01/2034	10,200	10,114
Pacific Gas & Electric Co.
3.000% due 06/15/2028	2,800	2,716
3.150% due 01/01/2026	200	200
3.300% due 12/01/2027	300	296
4.200% due 03/01/2029	3,300	3,281
4.500% due 12/15/2041	1,269	1,059
5.000% due 06/04/2028	500	509
6.000% due 08/15/2035	500	526
6.100% due 01/15/2029	400	419
6.150% due 03/01/2055	2,500	2,485
6.750% due 01/15/2053	4,200	4,490
6.950% due 03/15/2034	22,500	25,038
PacifiCorp
4.150% due 02/15/2050	1,700	1,266
5.100% due 02/15/2029	300	306
5.300% due 02/15/2031	3,000	3,090
5.450% due 02/15/2034	5,200	5,277
5.800% due 01/15/2055	1,174	1,096
7.375% due 09/15/2055 •	2,000	2,040
Pinnacle West Capital Corp. 5.150% due 05/15/2030	500	515
Plains All American Pipeline LP/PAA Finance Corp. 3.550% due 12/15/2029	1,440	1,400
Public Service Co. of Oklahoma 2.200% due 08/15/2031	244	217
Rio Oil Finance Trust 9.750% due 01/06/2027	84	87
Sempra 6.375% due 04/01/2056 •	1,900	1,943
Southern California Edison Co.
1.200% due 02/01/2026	800	797
2.850% due 08/01/2029	2,000	1,897
3.900% due 12/01/2041	400	315
4.125% due 03/01/2048	100	76
4.200% due 03/01/2029	1,000	994
4.650% due 10/01/2043	50	43
4.700% due 06/01/2027	4,455	4,493
4.875% due 02/01/2027	400	403
4.875% due 03/01/2049	4,277	3,598
5.350% due 03/01/2026	200	200
5.650% due 10/01/2028	1,700	1,761
5.850% due 11/01/2027	12,405	12,756

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

6.650% due 04/01/2029	4,500	4,717
Southern California Gas Co. 3.950% due 02/15/2050	1,500	1,156
Spire, Inc. 5.300% due 03/01/2026	2,500	2,504
System Energy Resources, Inc.
5.300% due 12/15/2034	1,800	1,820
6.000% due 04/15/2028	200	208
Verizon Communications, Inc.
4.016% due 12/03/2029	2,000	1,985
4.750% due 01/15/2033	3,000	2,999
5.401% due 07/02/2037	2,094	2,117
Vistra Operations Co. LLC 6.950% due 10/15/2033	952	1,064
Xcel Energy, Inc.
3.400% due 06/01/2030	886	853
5.600% due 04/15/2035	4,400	4,560

		213,770

Total Corporate Bonds & Notes (Cost $1,988,210)		1,996,467

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.0%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	100	113
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.618% due 08/01/2040	100	119
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	300	322
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	300	358

		912

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	8,035	8,766

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	604	640

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010 5.468% due 06/15/2027	300	307

NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009 5.770% due 03/15/2039	235	242

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 8.084% due 02/15/2050	6,210	7,817

Total Municipal Bonds & Notes (Cost $21,584)		18,684

U.S. GOVERNMENT AGENCIES 9.4%
Federal National Mortgage Association
3.500% due 08/01/2047 - 08/01/2048	732	687
4.000% due 08/01/2049	839	808
Government National Mortgage Association 8.500% due 08/15/2030	1	1
Government National Mortgage Association, TBA
4.000% due 02/01/2056	30,800	29,089
5.000% due 01/01/2056	11,600	11,575
6.000% due 02/01/2056	4,400	4,481
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056	10	9
4.000% due 02/01/2056	97,540	92,471
4.500% due 01/01/2056 - 02/01/2056	37,290	36,398
5.000% due 02/01/2056	59,200	58,985

Total U.S. Government Agencies (Cost $234,088)		234,504

U.S. TREASURY OBLIGATIONS 1.8%
U.S. Treasury Bonds
4.875% due 08/15/2045 (k)	11,308	11,421
U.S. Treasury Notes
4.250% due 08/15/2035 (k)(m)	33,191	33,435

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

Total U.S. Treasury Obligations (Cost $45,142)		44,856

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%
245 Park Avenue Trust 3.508% due 06/05/2037	3,100	3,054
Atrium Hotel Portfolio Trust 4.978% due 12/15/2036 •	2,204	2,177
Chase Home Lending Mortgage Trust 3.250% due 09/25/2063 ~	3,369	3,045
CSMC Trust
3.904% due 04/25/2062 ~	710	684
5.265% due 07/15/2038 •	1,000	896
DC Office Trust 2.965% due 09/15/2045	10,500	9,544
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	2,000	1,883
4.597% due 04/15/2037 •	939	928
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	133	130
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	3,145	3,052
6.864% due 10/25/2063 þ	1,312	1,328
PRKCM Trust 7.225% due 11/25/2058 þ	584	591
PRPM Trust 6.250% due 08/25/2068 þ	317	319
Structured Asset Mortgage Investments II Trust 4.546% due 03/19/2034 •	143	136
Verus Securitization Trust
6.193% due 03/25/2068 þ	981	981
6.876% due 11/25/2068 ~	659	669
7.070% due 10/25/2068 þ	276	279
VNDO Trust 3.805% due 01/10/2035	200	199

Total Non-Agency Mortgage-Backed Securities (Cost $30,419)		29,895

ASSET-BACKED SECURITIES 0.9%
AUTOMOBILE SEQUENTIAL 0.0%
FHF Trust 6.570% due 06/15/2028	506	509

CMBS OTHER 0.1%
MF1 LLC 5.468% due 03/19/2039 •	1,000	1,003
MF1 Ltd. 5.081% due 02/19/2037 •	1,948	1,948

		2,951

OTHER ABS 0.8%
37 Capital CLO 4 Ltd. 4.995% due 04/15/2035 •	8,600	8,600
Bain Capital Credit CLO Ltd. 4.960% due 10/21/2034 •	1,700	1,700
Dewolf Park CLO Ltd. 5.086% due 10/15/2030 •	276	277
Elmwood CLO 15 Ltd. 5.007% due 04/22/2035 •	1,200	1,200
KKR CLO 21 Ltd. 5.166% due 04/15/2031 •	331	331
Magnetite XXV Ltd. 5.320% due 01/25/2032 •	424	425
Ocean Trails CLO XI 4.914% due 07/20/2034 •	3,400	3,392
Sound Point CLO XXIII 5.336% due 07/15/2034 •	2,000	2,006
Start II Ltd. 4.089% due 03/15/2044	301	300
Wellfleet CLO Ltd. 5.064% due 04/20/2034 •	1,800	1,802

		20,033

Total Asset-Backed Securities (Cost $23,404)		23,493

SOVEREIGN ISSUES 1.5%
Eagle Funding Luxco SARL 5.500% due 08/17/2030	5,200	5,303
Israel Government International Bonds 5.375% due 03/12/2029	4,100	4,226
Mexico Government International Bonds
4.750% due 03/22/2031	10,000	9,910

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

5.850% due 07/02/2032	1,000	1,029
Republic of South Africa Government International Bonds 4.850% due 09/30/2029	6,000	6,011
Saudi Government International Bonds 5.125% due 01/13/2028	9,600	9,813

Total Sovereign Issues (Cost $35,828)		36,292

	SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Foresea Holdings SA «	25,822	582

REAL ESTATE 0.0%
MNSN Holdings, Inc. «(b)(h)	2,033	102

Total Common Stocks (Cost $556)		684

CONVERTIBLE PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Wells Fargo & Co. 7.500%	13,190	15,986

Total Convertible Preferred Securities (Cost $10,405)		15,986

PREFERRED SECURITIES 4.7%
BANKING & FINANCE 4.6%
AGFC Capital Trust I 5.916% (US0003M + 1.750%) due 01/15/2067	3,080,000	2,055
American Express Co. 3.550% due 09/15/2026 (e)	2,000,000	1,974
Banco Santander SA 8.000% due 02/01/2034 (e)(f)	2,000,000	2,214
Bank of America Corp. 5.875% due 03/15/2028 (e)	14,085,000	14,237
Capital One Financial Corp. 3.950% due 09/01/2026 (e)	3,250,000	3,212
Charles Schwab Corp. 4.000% due 12/01/2030 (e)	10,100,000	9,441
Citigroup, Inc.
3.875% due 02/18/2026 (e)	12,500,000	12,471
6.875% due 12/31/2099	3,000,000	3,071
6.950% due 02/15/2030 (e)	900,000	927
7.200% due 05/15/2029 (e)	2,800,000	2,891
CoBank ACB 4.250% due 01/01/2027 (e)	4,200,000	4,123
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 (e)	2,000,000	1,974
Goldman Sachs Group, Inc.
6.125% due 11/10/2034 (e)	3,000,000	3,057
6.850% due 02/10/2030 (e)	4,100,000	4,267
7.500% due 02/10/2029 (e)	2,500,000	2,653
JPMorgan Chase & Co.
3.650% due 06/01/2026 (e)	2,500,000	2,487
4.200% due 09/01/2026 (e)	250,000	4,567
4.625% due 06/01/2026 (e)	110,000	2,160
6.406% (TSFR3M + 2.745%) due 04/01/2026 (e)(i)	11,000,000	11,024
6.500% due 04/01/2030 (e)	4,400,000	4,570
6.875% due 06/01/2029 (e)	3,300,000	3,486
USB Capital IX 5.186% due 01/30/2026 (e)	14,250,000	11,108
Wells Fargo & Co.
6.850% due 09/15/2029 (e)	6,500,000	6,799
7.625% due 09/15/2028 (e)	1,400,000	1,495

		116,263

INDUSTRIALS 0.1%
SVB Financial Trust
0.000% due 11/07/2032 (d)	228,000	30

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

11.000% due 11/07/2032	2,317	1,104

		1,134

Total Preferred Securities (Cost $128,244)		117,397

SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (g)	661,111	661

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.0%
3.917% due 01/08/2026 - 03/10/2026 (c)(d)(m)	923	921

Total Short-Term Instruments (Cost $1,582)		1,582

Total Investments in Securities (Cost $2,524,264)		2,524,433

	SHARES
INVESTMENTS IN AFFILIATES 6.4%
SHORT-TERM INSTRUMENTS 6.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.4%
PIMCO Short-Term Floating NAV Portfolio III	16,503,154	160,757

Total Short-Term Instruments (Cost $160,719)		160,757

Total Investments in Affiliates (Cost $160,719)		160,757

Total Investments 107.1% (Cost $2,684,983)		$2,685,190
Financial Derivative Instruments (j)(l) (0.0)%(Cost or Premiums, net $24,105)		(1,207)
Other Assets and Liabilities, net (7.1)%		(177,604)

Net Assets 100.0%		$2,506,379

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	Coupon represents a 7-Day Yield.
(h)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Pharmaceutical, Inc.5.550% due 07/01/2033	01/16/2025	$1,056	$1,097	0.04%
MNSN Holdings, Inc.	04/26/2022	39	102	0.00
National Football League5.250% due 10/05/2034	06/27/2025	3,700	3,773	0.15
National Football League5.420% due 10/05/2037	06/27/2025	1,300	1,314	0.05

$6,095	$6,286	0.24%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	3.000%	12/23/2025	01/30/2026	$(2,365)	$(2,367)
3.650	12/12/2025	TBD(2)	(17,917)	(17,955)
JML	3.400	12/12/2025	TBD(2)	(1,969)	(1,973)
NOM	2.500	12/12/2025	TBD(2)	(3,823)	(3,829)
TDM	3.750	12/12/2025	TBD(2)	(8,226)	(8,244)
3.760	12/12/2025	TBD(2)	(11,999)	(12,025)
3.770	12/12/2025	TBD(2)	(29,849)	(29,914)

Total Reverse Repurchase Agreements	$(76,307)

(i)	Securities with an aggregate market value of $79,142 and cash of $45 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(147,667) at a weighted average interest rate of 4.479%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note February Futures	$111.500	01/23/2026	143	$143	$(24)	$(22)
Put - CBOE U.S. Treasury 10-Year Note February Futures	112.000	01/23/2026	56	56	(10)	(18)
Call - CBOE U.S. Treasury 10-Year Note February Futures	113.500	01/23/2026	199	199	(38)	(15)

Total Written Options	$(72)	$(55)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract December Futures				03/2027	306	$74,121	$641		$0	$(19)
3-Month SOFR Active Contract June Futures				09/2027	306	74,094	593		0	(19)
3-Month SOFR Active Contract March Futures				06/2027	306	74,117	623		0	(19)
3-Month SOFR Active Contract September Futures				12/2027	306	74,056	544		0	(23)
U.S. Treasury 10-Year Note March Futures				03/2026	543	61,054	(275)		0	(111)
U.S. Treasury Long-Term Bond March Futures				03/2026	1	116	(1)		0	0
U.S. Treasury Ultra Long-Term Bond March Futures				03/2026	2,939	346,802	(7,484)		0	(1,102)
U.S. Ultra Treasury 10-Year Note March Futures				03/2026	1,734	199,437	(1,247)		0	(325)

							$(6,606)		$0	$(1,618)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note March Futures				03/2026	142	$(29,648)	$1		$10	$0
U.S. Treasury 5-Year Note March Futures				03/2026	769	(84,055)	318		90	0

							$319		$100	$0

Total Futures Contracts							$(6,287)		$100	$(1,618)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Citigroup, Inc.	(1.000)%	Quarterly	12/20/2032	0.685%	$5,000	$204	$(301)	$(97)	$0	$0
JPMorgan Chase & Co.	(1.000)	Quarterly	12/20/2032	0.546	7,500	161	(372)	(211)	0	0

						$365	$(673)	$(308)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	06/20/2026	0.167%	$5,000	$1,022	$(901)	$121	$1	$0
AES Corp.	5.000	Quarterly	12/20/2028	0.648	1,000	124	0	124	0	0
AES Corp.	5.000	Quarterly	12/20/2029	0.833	3,000	540	(75)	465	1	0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.197	2,500	(15)	54	39	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.246	8,500	164	(131)	33	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.414	16,800	(91)	330	239	0	(5)
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.299	9,600	115	(47)	68	1	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.217	800	(6)	9	3	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.273	17,300	(84)	210	126	1	0
Boeing Co.	1.000	Quarterly	12/20/2030	0.651	400	7	(1)	6	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051	61,400	473	(181)	292	2	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.064	1,300	17	(5)	12	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.281	3,710	701	(527)	174	1	0
Lennar Corp.	5.000	Quarterly	12/20/2026	0.259	4,200	867	(669)	198	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.226	1,700	7	0	7	0	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.143	2,600	59	(48)	11	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.367	1,300	28	(47)	(19)	0	0

						$3,928	$(2,029)	$1,899	$8	$(5)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
									Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-44 5-Year Index		1.000%	Quarterly	06/20/2030	$137,000	$2,863	$251	$3,114	$1	$0
CDX.IG-45 5-Year Index		1.000	Quarterly	12/20/2030	691,700	15,399	475	15,874	10	0

						$18,262	$726	$18,988	$11	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2030	$73,800	$1,423	$(487)	$936	$110	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	66,677	(70)	(595)	(665)	120	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	11,010	(99)	(125)	(224)	23	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035	18,000	36	148	184	41	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035	17,900	(16)	115	99	41	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035	30,499	78	54	132	70	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045	9,200	294	228	522	27	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	7,080	315	511	826	23	0

						$1,961	$(151)	$1,810	$455	$0

Total Swap Agreements						$24,516	$(2,127)	$22,389	$474	$(5)

(k)

Securities with an aggregate market value of $2,358 and cash of $105,771 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description		Floating Rate Index		Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap		3-Month USD-SOFR		Receive	3.551%	01/05/2026	3,000	$(7)	$0
	Put - OTC 10-Year Interest Rate Swap		3-Month USD-SOFR		Pay	3.831	01/05/2026	3,000	(7)	(2)
	Call - OTC 10-Year Interest Rate Swap		3-Month USD-SOFR		Receive	3.625	01/08/2026	1,500	(4)	0
	Put - OTC 10-Year Interest Rate Swap		3-Month USD-SOFR		Pay	3.925	01/08/2026	1,500	(4)	0
	Call - OTC 10-Year Interest Rate Swap		3-Month USD-SOFR		Receive	3.622	01/29/2026	3,200	(7)	(4)
	Put - OTC 10-Year Interest Rate Swap		3-Month USD-SOFR		Pay	3.882	01/29/2026	3,200	(7)	(10)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	3,300	(8)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	3,300	(8)	(1)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.548	01/02/2026	2,900	(7)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.848	01/02/2026	2,900	(7)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	3,000	(6)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	3,000	(6)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	3,000	(8)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	3,000	(8)	(2)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	3,200	(8)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	3,200	(8)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	3,300	(8)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	3,300	(8)	(2)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.498	01/05/2026	4,000	(9)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.798	01/05/2026	4,000	(9)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	4,100	(10)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	4,100	(10)	(2)

$(164)	$(37)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	$97.375	01/07/2026	$9,600	$(26)	$0

Total Written Options	$(190)	$(37)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Mexico Government International Bonds	1.000%	Quarterly	06/20/2026	0.221%	$200	$(1)	$2	$1	$0
Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	1.785	11,400	(145)	63	0	(82)
MYC	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.290	500	1	3	4	0
Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.362	1,200	(4)	15	11	0

Total Swap Agreements	$(149)	$83	$16	$(82)

(m)

Securities with an aggregate market value of $305 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$4,593	$4,593
Corporate Bonds & Notes
Banking & Finance	0	1,024,227	0	1,024,227
Industrials	0	752,286	6,184	758,470
Utilities	0	213,770	0	213,770
Municipal Bonds & Notes
California	0	912	0	912
Georgia	0	8,766	0	8,766
Illinois	0	640	0	640
Massachusetts	0	307	0	307
New York	0	242	0	242
Ohio	0	7,817	0	7,817
U.S. Government Agencies	0	234,504	0	234,504
U.S. Treasury Obligations	0	44,856	0	44,856
Non-Agency Mortgage-Backed Securities	0	29,895	0	29,895
Asset-Backed Securities
Automobile Sequential	0	509	0	509
CMBS Other	0	2,951	0	2,951
Other ABS	0	20,033	0	20,033
Sovereign Issues	0	36,292	0	36,292
Common Stocks
Industrials	0	0	582	582
Real Estate	0	0	102	102
Convertible Preferred Securities
Banking & Finance	15,986	0	0	15,986
Preferred Securities
Banking & Finance	6,727	109,536	0	116,263
Industrials	0	1,134	0	1,134
Short-Term Instruments
Mutual Funds	0	661	0	661
U.S. Treasury Bills	0	921	0	921

	$22,713	$2,490,259	$11,461	$2,524,433
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$160,757	$0	$0	$160,757

Total Investments	$183,470	$2,490,259	$11,461	$2,685,190

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	574	0	574
Over the counter	0	16	0	16

	$0	$590	$0	$590
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,678)	0	(1,678)
Over the counter	0	(119)	0	(119)

	$0	$(1,797)	$0	$(1,797)

Total Financial Derivative Instruments	$0	$(1,207)	$0	$(1,207)

Totals	$183,470	$2,489,052	$11,461	$2,683,983

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 123.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Alfa-Bank CJSC 6.330% - 8.066% due 10/21/2026 «~(k)		$5,932	$5,932
Castlelake LP 2.950% due 05/12/2031 «~		28,427	27,164
Charter Communications Operating LLC 6.235% - 8.199% (TSFR3M + 2.250%) due 12/15/2031 ~		13,986	14,012
Dorchester LLC 4.349% - 9.672% (EUR003M + 2.300%) due 01/04/2027 «~(k)	EUR	11,200	13,162
Pantheon Senior Debt Secondaries III 6.026% - 8.831% due 03/26/2026 «~(k)		$8,700	8,700
Project Alpha Investindustrial 4.150% - 9.695% (EUR003M + 2.100%) due 02/27/2026 «~(k)	EUR	5,198	6,108
Project Hudson II 7.730% due 05/29/2026 «~		$12,500	12,614

Total Loan Participations and Assignments (Cost $87,981)			87,692

CORPORATE BONDS & NOTES 72.5%
BANKING & FINANCE 26.8%
ABN AMRO Bank NV 6.875% due 09/22/2031 •(h)(i)	EUR	1,200	1,543
Accident Fund Insurance Co. of America 8.500% due 08/01/2032		$103,000	103,644
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.625% due 10/15/2027		16,500	16,644
Aircastle Ltd.
2.850% due 01/26/2028		11,500	11,184
6.500% due 07/18/2028		2,088	2,196
Aircastle Ltd./Aircastle Ireland DAC 5.250% due 03/15/2030		1,600	1,636
Alexandria Real Estate Equities, Inc.
4.000% due 02/01/2050		2,300	1,718
4.850% due 04/15/2049		900	762
5.500% due 10/01/2035		7,100	7,220
Alleghany Corp. 4.900% due 09/15/2044		5,400	4,922
Ally Financial, Inc. 6.992% due 06/13/2029 •		3,400	3,593
American Assets Trust LP
3.375% due 02/01/2031		30,500	27,815
6.150% due 10/01/2034		8,800	8,951
American Express Co. 5.442% due 01/30/2036 •		20,900	21,718
American Financial Group, Inc. 4.500% due 06/15/2047		40,300	33,947
American Homes 4 Rent LP
2.375% due 07/15/2031		700	626
3.375% due 07/15/2051		10,700	7,251
3.625% due 04/15/2032		18,877	17,852
4.250% due 02/15/2028		7,483	7,504
4.300% due 04/15/2052		10,700	8,562
4.950% due 06/15/2030		1,049	1,070
5.250% due 03/15/2035		3,700	3,764
American Tower Corp.
1.875% due 10/15/2030		300	268
2.100% due 06/15/2030		17,600	15,984
2.950% due 01/15/2051 (m)		26,346	16,846
3.100% due 06/15/2050		14,059	9,248
3.125% due 01/15/2027		7,300	7,234
3.375% due 10/15/2026		2,666	2,653
3.600% due 01/15/2028		250	248
3.700% due 10/15/2049		7,300	5,433
3.800% due 08/15/2029		61,400	60,477
3.950% due 03/15/2029		25,300	25,098
4.050% due 03/15/2032		1,300	1,266
4.400% due 02/15/2026		3,100	3,101
5.250% due 07/15/2028		2,095	2,155
5.350% due 03/15/2035		1,700	1,744
5.450% due 02/15/2034		153	159
5.550% due 07/15/2033		13,475	14,118
5.650% due 03/15/2033		11,675	12,323

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

5.900% due 11/15/2033		22,000	23,511
AmFam Holdings, Inc.
2.805% due 03/11/2031		11,960	10,524
3.833% due 03/11/2051		10,315	6,966
Antares Holdings LP
2.750% due 01/15/2027		7,700	7,529
3.750% due 07/15/2027		18,400	18,002
3.950% due 07/15/2026		4,100	4,086
6.500% due 02/08/2029		10,000	10,230
7.950% due 08/11/2028		5,500	5,822
Apollo Debt Solutions BDC
6.550% due 03/15/2032		7,500	7,743
6.700% due 07/29/2031		6,150	6,493
6.900% due 04/13/2029		8,346	8,762
Arch Capital Finance LLC 5.031% due 12/15/2046		4,100	3,832
Arch Capital Group Ltd. 3.635% due 06/30/2050 (m)		23,025	17,122
ARES Finance Co. II LLC 3.250% due 06/15/2030		6,400	6,073
ARES Finance Co. III LLC 4.125% due 06/30/2051 •		12,400	12,247
ARES Finance Co. IV LLC 3.650% due 02/01/2052		5,100	3,570
ARES Management Corp.
5.600% due 10/11/2054		12,000	11,375
6.375% due 11/10/2028		34,300	36,312
ARES Strategic Income Fund
4.850% due 01/15/2029		3,000	2,966
5.150% due 01/15/2031		5,000	4,909
5.600% due 02/15/2030		4,800	4,826
6.200% due 03/21/2032		4,670	4,792
Arthur J Gallagher & Co. 3.500% due 05/20/2051		17,500	12,253
Assured Guaranty U.S. Holdings, Inc.
3.600% due 09/15/2051		10,300	7,276
6.125% due 09/15/2028		8,400	8,834
Athene Global Funding
5.322% due 11/13/2031		12,000	12,180
5.516% due 03/25/2027		11,300	11,481
5.526% due 07/11/2031		14,600	14,976
5.583% due 01/09/2029		6,700	6,886
Augustar Life Insurance Co. 6.875% due 06/15/2042		400	382
Aviation Capital Group LLC 3.500% due 11/01/2027		2,050	2,020
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		16,946	16,443
4.700% due 01/30/2031		5,200	5,168
4.950% due 10/15/2032		15,000	14,867
AXIS Specialty Finance LLC 3.900% due 07/15/2029		4,000	3,961
Banco Bilbao Vizcaya Argentaria SA 6.033% due 03/13/2035 •		15,000	15,949
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		5,100	5,098
Banco Santander SA
3.306% due 06/27/2029		3,600	3,500
4.875% due 10/18/2031	EUR	4,300	5,445
Bank Leumi Le-Israel BM 7.129% due 07/18/2033 •(i)		$7,500	7,852
Bank of America Corp.
2.299% due 07/21/2032 •		12,355	11,051
2.687% due 04/22/2032 •		10,000	9,179
3.194% due 07/23/2030 •		30,600	29,564
3.311% due 04/22/2042 •		8,700	6,867
3.419% due 12/20/2028 •		81,151	80,156
3.593% due 07/21/2028 •		5,700	5,663
3.974% due 02/07/2030 •		14,862	14,786
4.083% due 03/20/2051 •		12,200	9,784
4.571% due 04/27/2033 •		88,000	87,811
4.897% (SOFRRATE + 1.010%) due 01/24/2031 ~		14,000	14,011
5.080% due 01/20/2027 •		1,300	1,301
5.202% due 04/25/2029 •		4,825	4,949
5.288% due 04/25/2034 •		5,000	5,149
5.468% due 01/23/2035 •		22,300	23,238
5.511% due 01/24/2036 •		30,000	31,297
5.872% due 09/15/2034 •		2,521	2,691
Barclays PLC
4.972% due 05/16/2029 •		24,214	24,623
5.746% due 08/09/2033 •		2,400	2,520
5.851% due 03/21/2035 •	GBP	12,100	16,781
6.224% due 05/09/2034 •		$12,195	13,120
6.692% due 09/13/2034 •		13,720	15,196
7.437% due 11/02/2033 •		7,300	8,350
8.375% due 09/15/2031 •(h)(i)	GBP	2,200	3,182

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

8.875% due 09/15/2027 •(h)(i)		1,347	1,909
9.250% due 09/15/2028 •(h)(i)		23,900	34,794
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.875% due 09/13/2034 •(i)		$1,000	999
7.625% due 02/11/2035 •(i)		10,000	10,525
8.450% due 06/29/2038 •(i)		400	443
Berkshire Hathaway Finance Corp.
2.875% due 03/15/2032		7,900	7,366
3.850% due 03/15/2052		13,600	10,476
4.200% due 08/15/2048		13,700	11,443
Berkshire Hathaway, Inc. 4.500% due 02/11/2043		245	230
BGC Group, Inc.
6.150% due 04/02/2030		9,800	10,162
6.600% due 06/10/2029		3,500	3,655
8.000% due 05/25/2028		5,600	5,987
Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032		5,300	4,570
2.800% due 09/30/2050		10,500	6,500
3.200% due 01/30/2052		43,000	28,931
3.500% due 09/10/2049		5,500	3,956
4.000% due 10/02/2047		4,600	3,629
Blackstone Secured Lending Fund 2.750% due 09/16/2026		8,300	8,205
Block Financial LLC 2.500% due 07/15/2028		4,181	3,990
Blue Owl Finance LLC
3.125% due 06/10/2031		28,800	26,148
4.125% due 10/07/2051		10,500	7,395
4.375% due 02/15/2032		11,000	10,478
6.250% due 04/18/2034		13,000	13,412
BNP Paribas SA
3.052% due 01/13/2031 •		10,700	10,135
3.132% due 01/20/2033 •(m)		12,400	11,315
5.125% due 01/13/2029 •		10,100	10,293
5.786% due 01/13/2033 •		9,400	9,877
7.375% due 06/11/2030 •(h)(i)	EUR	4,200	5,426
7.375% due 09/10/2034 •(h)(i)		$12,400	12,988
8.500% due 08/14/2028 •(h)(i)(m)		5,400	5,745
BPCE SA
5.716% due 01/18/2030 •		4,200	4,349
5.936% due 05/30/2035 •		7,700	8,033
6.293% due 01/14/2036 •		16,450	17,567
7.003% due 10/19/2034 •		15,544	17,316
Brandywine Operating Partnership LP 4.550% due 10/01/2029 (m)		3,400	3,248
Brighthouse Financial, Inc. 3.850% due 12/22/2051		8,600	5,182
Broadstone Net Lease LLC 5.000% due 11/01/2032		2,200	2,209
Brookfield Asset Management Ltd. 6.077% due 09/15/2055		3,000	3,070
Brookfield Capital Finance LLC 6.087% due 06/14/2033		10,000	10,715
Brookfield Finance LLC/Brookfield Finance, Inc. 3.450% due 04/15/2050		19,000	13,162
Brookfield Finance, Inc.
3.500% due 03/30/2051		14,900	10,369
3.625% due 02/15/2052		33,900	24,002
4.700% due 09/20/2047		34,350	29,822
5.330% due 01/15/2036		1,400	1,403
5.813% due 03/03/2055		6,000	5,930
5.968% due 03/04/2054		32,700	33,086
Brown & Brown, Inc.
4.500% due 03/15/2029		10,300	10,351
4.950% due 03/17/2052		14,800	12,922
5.550% due 06/23/2035		2,700	2,770
Cantor Fitzgerald LP
4.500% due 04/14/2027		14,500	14,487
7.200% due 12/12/2028		15,000	15,952
Capital One Financial Corp. 5.268% due 05/10/2033 •		3,800	3,904
Carlyle Finance LLC 5.650% due 09/15/2048		5,700	5,587
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		3,600	3,505
CBRE Services, Inc. 5.950% due 08/15/2034		10,000	10,707
Chubb INA Holdings LLC
2.850% due 12/15/2051		3,800	2,434
3.050% due 12/15/2061		10,748	6,600
CI Financial Corp.
3.200% due 12/17/2030		2,500	2,266
4.100% due 06/15/2051		38,200	26,205
4.625% due 12/12/2031	EUR	10,900	12,910
7.500% due 05/30/2029		$17,800	18,943

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

Citadel Finance LLC 5.900% due 02/10/2030		22,200	22,673
Citadel LP
6.000% due 01/23/2030		2,200	2,299
6.375% due 01/23/2032		2,900	3,080
Citibank NA 5.570% due 04/30/2034		2,000	2,116
Citigroup, Inc.
3.200% due 10/21/2026		13,052	12,978
3.668% due 07/24/2028 •		10,000	9,939
4.075% due 04/23/2029 •		44,000	43,979
5.333% due 03/27/2036 •		10,200	10,439
5.827% due 02/13/2035 •		13,400	13,931
CNA Financial Corp.
5.125% due 02/15/2034		3,500	3,531
5.500% due 06/15/2033		7,400	7,686
Commonwealth Bank of Australia 3.784% due 03/14/2032 (i)		13,700	13,067
Constellation Global Funding 4.850% due 10/22/2030		2,800	2,781
Cooperatieve Rabobank UA
3.758% due 04/06/2033 •		37,195	35,236
4.375% due 06/29/2027 •(h)(i)	EUR	21,400	25,309
5.447% due 03/05/2030 •		$6,100	6,305
COPT Defense Properties LP
2.250% due 03/15/2026		3,600	3,584
2.900% due 12/01/2033		4,000	3,421
4.500% due 10/15/2030		2,100	2,093
Corebridge Financial, Inc.
3.900% due 04/05/2032		18,900	17,948
4.350% due 04/05/2042		10,400	8,934
4.400% due 04/05/2052		30,500	24,764
6.375% due 09/15/2054 •(m)		7,000	7,057
6.875% due 12/15/2052 •		12,500	12,807
Corebridge Global Funding 4.900% due 01/07/2028		3,700	3,764
CoStar Group, Inc. 2.800% due 07/15/2030		11,400	10,455
Credit Agricole SA 7.250% due 09/23/2028 •(h)(i)	EUR	35,700	44,972
Credit Opportunities Partners LLC
6.520% due 03/20/2028 «(k)		$6,900	6,983
6.740% due 03/20/2030 «(k)		8,200	8,353
Crown Castle, Inc.
2.100% due 04/01/2031		700	618
2.250% due 01/15/2031		5,253	4,698
2.500% due 07/15/2031		385	344
3.100% due 11/15/2029		7,500	7,150
3.250% due 01/15/2051		16,025	10,612
3.800% due 02/15/2028		14,700	14,589
4.000% due 11/15/2049		39,410	29,630
4.300% due 02/15/2029		4,400	4,390
4.450% due 02/15/2026		13,095	13,093
4.750% due 05/15/2047		16,840	14,639
5.200% due 09/01/2034		17,424	17,610
5.200% due 02/15/2049		18,710	16,953
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		5,000	4,991
Dai-ichi Life Insurance Co. Ltd. 6.200% due 01/16/2035 •(h)		8,400	8,809
Danske Bank AS 5.427% due 03/01/2028 •		2,100	2,133
Deutsche Bank AG 3.729% due 01/14/2032 •		16,000	15,129
Digital Realty Trust LP 4.450% due 07/15/2028		8,886	8,943
DOC Dr. LLC 3.950% due 01/15/2028		7,900	7,863
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		36,000	32,399
EPR Properties
3.600% due 11/15/2031		2,700	2,507
3.750% due 08/15/2029		11,360	11,023
4.500% due 06/01/2027		9,325	9,344
4.750% due 12/15/2026		100	100
4.950% due 04/15/2028		14,200	14,316
Equinix Europe 2 Financing Corp. LLC 5.500% due 06/15/2034		1,000	1,036
Equinix, Inc.
3.000% due 07/15/2050		17,681	11,333
3.900% due 04/15/2032 (m)		49,725	47,810
Equitable Holdings, Inc.
4.350% due 04/20/2028		2,689	2,700
4.572% due 02/15/2029		6,032	6,067
5.000% due 04/20/2048		15,017	13,493
6.700% due 03/28/2055 •		13,000	13,607

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

Erste Group Bank AG
4.250% due 10/15/2027 •(h)(i)	EUR	8,000	9,395
8.500% due 10/15/2028 •(h)(i)		1,200	1,568
Essential Properties LP
2.950% due 07/15/2031		$5,000	4,573
5.400% due 12/01/2035		2,200	2,205
Essex Portfolio LP
2.550% due 06/15/2031		6,192	5,629
2.650% due 09/01/2050		11,800	7,155
3.625% due 05/01/2027		900	897
5.375% due 04/01/2035		8,000	8,234
5.500% due 04/01/2034		1,011	1,050
Extra Space Storage LP
2.350% due 03/15/2032		10,000	8,759
3.900% due 04/01/2029		2,900	2,870
4.950% due 01/15/2033		2,800	2,836
F&G Global Funding 5.875% due 01/16/2030		5,000	5,195
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		7,200	7,230
4.850% due 04/17/2028		9,600	9,737
5.625% due 08/16/2032		7,450	7,781
6.000% due 12/07/2033		15,000	15,940
6.100% due 03/15/2055 (m)		19,700	19,853
6.350% due 03/22/2054		11,900	12,370
Farmers Insurance Exchange
4.747% due 11/01/2057 •		21,600	18,581
7.000% due 10/15/2064 •		11,100	11,465
First American Financial Corp.
4.000% due 05/15/2030		3,300	3,195
5.450% due 09/30/2034		2,200	2,201
FMR LLC
5.150% due 02/01/2043		1,550	1,476
6.450% due 11/15/2039		500	554
6.500% due 12/14/2040		10,000	11,105
Ford Holdings LLC 9.300% due 03/01/2030		10,500	11,912
Ford Motor Credit Co. LLC
5.850% due 05/17/2027		5,000	5,079
5.918% due 03/20/2028		4,000	4,095
Franklin Resources, Inc. 2.950% due 08/12/2051		2,800	1,775
FS KKR Capital Corp.
3.125% due 10/12/2028		6,200	5,723
6.125% due 01/15/2030 (m)		8,000	7,878
6.875% due 08/15/2029		1,330	1,341
7.875% due 01/15/2029		17,000	17,606
GA Global Funding Trust
5.200% due 12/09/2031		4,000	4,062
5.400% due 01/13/2030		2,700	2,770
5.500% due 01/08/2029		4,200	4,320
5.900% due 01/13/2035		10,600	10,873
Global Atlantic Fin Co.
6.750% due 03/15/2054		1,810	1,851
7.950% due 06/15/2033		10,000	11,427
7.950% due 10/15/2054 •		5,500	5,709
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032		12,974	11,773
4.000% due 01/15/2030		13,040	12,716
4.000% due 01/15/2031		3,100	2,980
5.250% due 02/15/2033		1,800	1,808
5.300% due 01/15/2029		28,800	29,321
5.625% due 09/15/2034		19,234	19,530
5.750% due 06/01/2028		1,166	1,201
5.750% due 11/01/2037		17,300	17,270
6.250% due 09/15/2054		15,000	14,928
6.750% due 12/01/2033		4,400	4,802
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		4,000	3,649
3.102% due 02/24/2033 •		1,700	1,567
3.436% due 02/24/2043 •		14,100	11,054
3.691% due 06/05/2028 •		14,644	14,570
4.411% due 04/23/2039 •		9,100	8,427
5.016% due 10/23/2035 •		50,000	50,285
5.049% due 07/23/2030 •		6,200	6,354
5.330% due 07/23/2035 •		17,724	18,217
5.536% due 01/28/2036 •		20,000	20,769
5.734% due 01/28/2056 •		25,900	26,195
6.750% due 10/01/2037		80,100	89,481
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		21,100	20,851
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		21,200	19,821
Goodman U.S. Finance Six LLC 5.125% due 10/07/2034		10,900	10,976

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		21,450	21,249
Great-West Lifeco Finance Delaware LP 4.150% due 06/03/2047		3,200	2,601
Guardian Life Insurance Co. of America 4.850% due 01/24/2077		7,903	6,509
HA Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		16,600	16,918
6.750% due 07/15/2035		15,100	15,811
Hanover Insurance Group, Inc. 4.500% due 04/15/2026		6,600	6,601
Hardwood Funding LLC
4.840% due 06/07/2028 «(k)		2,600	2,628
4.980% due 06/07/2030 «(k)		1,700	1,729
5.160% due 06/07/2032 «(k)		4,200	4,296
Hartford Insurance Group, Inc. 6.238% due 02/12/2067 •		3,600	3,412
Healthpeak OP LLC
5.375% due 02/15/2035		11,100	11,341
6.750% due 02/01/2041		3,500	3,846
High Street Funding Trust II 4.682% due 02/15/2048		8,800	7,649
Highwoods Realty LP
2.600% due 02/01/2031		2,700	2,425
4.200% due 04/15/2029		2,198	2,168
7.650% due 02/01/2034		1,822	2,078
Horizon Mutual Holdings, Inc. 6.200% due 11/15/2034		21,227	20,543
Host Hotels & Resorts LP 5.700% due 07/01/2034		25	26
HPS Corporate Lending Fund 5.950% due 04/14/2032		6,800	6,902
HSBC Holdings PLC
2.804% due 05/24/2032 •		46,910	42,934
4.583% due 06/19/2029 •		3,050	3,079
4.619% due 11/06/2031 •		6,600	6,622
5.133% due 11/06/2036 •		10,000	10,031
5.402% due 08/11/2033 •		500	518
5.450% due 03/03/2036 •		15,900	16,412
5.875% due 09/28/2026 •(h)(i)	GBP	17,200	23,265
6.500% due 03/23/2028 •(h)(i)(m)		$17,900	18,319
6.500% due 09/15/2037		18,115	19,604
6.800% due 06/01/2038		4,300	4,795
7.000% due 04/07/2038	GBP	1,900	2,795
7.625% due 05/17/2032		$11,347	12,733
Hudson Pacific Properties LP
3.250% due 01/15/2030		7,600	6,432
4.650% due 04/01/2029 (m)		4,537	4,198
5.950% due 02/15/2028		2,400	2,367
ING Groep NV 5.550% due 03/19/2035 •		13,696	14,251
Intercontinental Exchange, Inc.
3.000% due 09/15/2060		9,146	5,491
4.600% due 03/15/2033		17,886	18,077
Intesa Sanpaolo SpA
6.625% due 06/20/2033		15,000	16,538
7.778% due 06/20/2054 •		26,000	30,915
7.800% due 11/28/2053		34,100	41,700
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		3,600	3,150
2.700% due 01/15/2034		7,800	6,670
4.150% due 04/15/2032		14,500	14,081
4.875% due 02/01/2035		2,600	2,574
4.950% due 01/15/2033		8,100	8,221
5.450% due 08/15/2030		4,400	4,582
5.500% due 08/15/2033		2,200	2,284
JAB Holdings BV
2.200% due 11/23/2030		1,571	1,400
3.750% due 05/28/2051		5,200	3,572
4.500% due 04/08/2052		60,700	47,461
Jefferies Financial Group, Inc. 6.500% due 01/20/2043		22,200	23,117
JPMorgan Chase & Co.
2.545% due 11/08/2032 •		12,500	11,284
2.739% due 10/15/2030 •		20,175	19,146
2.963% due 01/25/2033 •		31,000	28,459
3.509% due 01/23/2029 •		12,100	11,992
3.702% due 05/06/2030 •		5,000	4,926
3.897% due 01/23/2049 •		4,720	3,768
4.005% due 04/23/2029 •		12,113	12,104
4.586% due 04/26/2033 •		23,000	23,129
4.810% due 10/22/2036 •		23,700	23,542
4.946% due 10/22/2035 •		13,500	13,638
4.995% due 07/22/2030 •		7,300	7,496
5.012% due 01/23/2030 •		30,500	31,276
5.294% due 07/22/2035 •		12,300	12,694

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

5.336% due 01/23/2035 •		15,000	15,552
5.350% due 06/01/2034 •		33,100	34,402
5.502% due 01/24/2036 •		15,600	16,314
5.534% due 11/29/2045 •		40,340	40,994
5.572% due 04/22/2036 •		10,000	10,496
5.576% due 07/23/2036 •		11,400	11,797
5.581% due 04/22/2030 •		5,300	5,531
5.766% due 04/22/2035 •		9,460	10,086
6.087% due 10/23/2029 •		3,356	3,536
6.254% due 10/23/2034 •		11,400	12,536
JPMorgan Chase Bank NA 5.110% due 12/08/2026		10,000	10,110
KBC Group NV
6.250% due 09/17/2031 •(h)(i)	EUR	600	741
8.000% due 09/05/2028 •(h)(i)		2,400	3,107
Kilroy Realty LP
2.650% due 11/15/2033		$15,850	13,012
3.050% due 02/15/2030		1,500	1,397
4.250% due 08/15/2029 (m)		12,400	12,166
4.750% due 12/15/2028		2,000	2,011
5.875% due 10/15/2035		14,200	14,272
6.250% due 01/15/2036		3,300	3,413
KKR Financial Holdings LLC 5.400% due 05/23/2033		15,900	15,499
KKR Group Finance Co. VII LLC 3.625% due 02/25/2050		26,000	18,787
KKR Group Finance Co. VIII LLC 3.500% due 08/25/2050		43,777	30,936
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.500% due 08/01/2030		1,400	1,434
Lazard Group LLC
4.500% due 09/19/2028		400	403
6.000% due 03/15/2031		4,000	4,241
Legg Mason, Inc. 5.625% due 01/15/2044 (m)		18,493	18,547
Liberty Mutual Group, Inc.
3.950% due 05/15/2060		20,300	14,142
4.300% due 02/01/2061		14,500	9,677
Lloyds Bank PLC 0.000% due 04/02/2032 þ (e)		10,000	7,506
Lloyds Banking Group PLC
4.425% due 11/04/2031 •		4,800	4,787
4.550% due 08/16/2028		20,200	20,465
4.943% due 11/04/2036 •		10,000	9,898
5.590% due 11/26/2035 •		14,500	15,185
5.679% due 01/05/2035 •(m)		11,629	12,248
8.000% due 09/27/2029 •(h)(i)(m)		750	812
8.500% due 09/27/2027 •(h)(i)	GBP	4,600	6,503
LPL Holdings, Inc. 5.750% due 06/15/2035		$19,800	20,393
LSEG Finance PLC 3.200% due 04/06/2041		2,700	2,085
M&G PLC 5.560% due 07/20/2055 •	GBP	1,900	2,487
Marex Group PLC 5.829% due 05/08/2028		$800	814
Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048		4,900	4,042
4.350% due 01/30/2047		4,800	4,084
4.900% due 03/15/2049		5,200	4,715
5.000% due 03/15/2035		10,000	10,134
5.350% due 11/15/2044		20,000	19,636
5.400% due 03/15/2055		34,900	33,626
5.450% due 03/15/2053		10,800	10,506
5.700% due 09/15/2053 (m)		20,000	20,188
Massachusetts Mutual Life Insurance Co.
3.729% due 10/15/2070		11,166	7,234
4.900% due 04/01/2077		4,800	3,879
5.077% due 02/15/2069 •		27,500	24,451
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		7,100	7,204
6.100% due 06/11/2055 •		15,000	15,571
Mercury General Corp. 4.400% due 03/15/2027		4,495	4,493
MetLife, Inc.
6.350% due 03/15/2055 •		15,100	15,932
9.250% due 04/08/2068		51,066	61,496
10.750% due 08/01/2069		5,132	6,867
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		13,900	12,634
2.309% due 07/20/2032 •		3,000	2,677
3.751% due 07/18/2039		1,200	1,050
4.315% due 04/19/2033 •		25,000	24,604
5.133% due 07/20/2033 •		17,300	17,774
5.188% due 09/12/2036 •		16,900	17,177
5.441% due 02/22/2034 •		11,600	12,142

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		18,400	16,543
2.172% due 05/22/2032 •		6,556	5,832
2.201% due 07/10/2031 •		9,800	8,930
5.422% due 05/13/2036 •		10,000	10,366
Morgan Stanley
0.000% due 04/02/2032 þ(e)(k)		62,100	45,551
2.239% due 07/21/2032 •		28,500	25,332
2.943% due 01/21/2033 •		5,200	4,748
3.217% due 04/22/2042 •		15,200	11,919
4.356% due 10/22/2031 •		19,000	18,942
4.654% due 10/18/2030 •		14,800	14,982
4.889% due 07/20/2033 •		2,700	2,740
4.892% due 10/22/2036 •		33,400	33,117
5.042% due 07/19/2030 •		3,400	3,487
5.250% due 04/21/2034 •		6,500	6,694
5.297% due 04/20/2037 •		16,019	16,305
5.320% due 07/19/2035 •		18,000	18,536
5.424% due 07/21/2034 •		11,400	11,863
5.466% due 01/18/2035 •		8,373	8,707
5.587% due 01/18/2036 •		15,600	16,308
5.656% due 04/18/2030 •		1,900	1,980
5.664% due 04/17/2036 •		8,000	8,402
5.831% due 04/19/2035 •		10,000	10,631
6.627% due 11/01/2034 •		8,255	9,234
Mutual of Omaha Cos Global Funding 5.450% due 12/12/2028		3,100	3,211
Mutual of Omaha Insurance Co. 6.144% due 01/16/2064 •		25,000	26,070
National Health Investors, Inc.
3.000% due 02/01/2031		10,600	9,640
5.350% due 02/01/2033		900	899
Nationwide Building Society
4.302% due 03/08/2029 •		1,500	1,503
6.557% due 10/18/2027 •		10,755	10,960
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		10,000	7,590
Nationwide Mutual Insurance Co.
4.350% due 04/30/2050		2,250	1,769
9.375% due 08/15/2039		32,300	43,256
NatWest Group PLC
4.600% due 06/28/2031 •(h)(i)		19,400	18,053
5.076% due 01/27/2030 •		42,350	43,304
5.778% due 03/01/2035 •		10,453	11,059
7.300% due 11/19/2034 •(h)(i)		10,000	10,614
7.625% due 09/30/2035 •(h)(i)(m)	GBP	11,000	15,459
8.125% due 11/10/2033 •(h)(i)		$5,000	5,640
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.500% due 03/15/2027		6,200	6,212
4.875% due 04/15/2045		13,688	11,952
New York Life Insurance Co.
4.450% due 05/15/2069		16,700	13,062
6.750% due 11/15/2039		4,260	4,874
Newmark Group, Inc. 7.500% due 01/12/2029		3,300	3,543
Nippon Life Insurance Co. 2.750% due 01/21/2051 •		36,900	33,374
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		39,200	39,042
2.750% due 03/09/2028		9,503	9,036
NLG Global Funding 5.400% due 01/23/2030		6,100	6,273
Nomura Holdings, Inc.
2.172% due 07/14/2028		11,600	11,052
2.608% due 07/14/2031		12,400	11,210
2.679% due 07/16/2030		11,200	10,367
2.999% due 01/22/2032		14,100	12,801
3.103% due 01/16/2030		2,200	2,092
5.035% (SOFRRATE + 1.250%) due 07/02/2027 ~		3,800	3,831
5.842% due 01/18/2028		12,400	12,807
6.181% due 01/18/2033		30,000	32,517
Nordea Bank Abp 3.750% due 03/01/2029 •(h)(i)		2,500	2,380
Norinchukin Bank 5.094% due 10/16/2029		2,400	2,448
Northwestern Mutual Life Insurance Co.
3.450% due 03/30/2051		31,400	21,973
3.625% due 09/30/2059		62,990	43,890
3.850% due 09/30/2047		10,340	8,043
6.063% due 03/30/2040		1	1
6.170% due 05/29/2055		7,000	7,436
Old Republic International Corp. 3.850% due 06/11/2051		37,900	27,555
Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		500	467
3.625% due 10/01/2029		4,000	3,878

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

4.750% due 01/15/2028	7,000	7,060
Omnis Funding Trust 6.722% due 05/15/2055	10,000	10,411
OneAmerica Financial Partners, Inc. 4.250% due 10/15/2050	5,400	4,149
Ontario Teachers' Cadillac Fairview Properties Trust 3.875% due 03/20/2027	3,900	3,895
Pacific Life Insurance Co.
5.950% due 09/15/2055	25,100	25,177
9.250% due 06/15/2039	63,816	86,869
Pacific LifeCorp 3.350% due 09/15/2050	5,700	3,945
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)	17,987	13,889
Paychex, Inc.
5.350% due 04/15/2032	700	725
5.600% due 04/15/2035	175	183
Penn Mutual Life Insurance Co.
3.800% due 04/29/2061	40,000	26,668
7.625% due 06/15/2040	32,535	37,888
Pine Street Trust II 5.568% due 02/15/2049	23,800	22,355
Pinnacol Assurance 8.625% due 06/25/2034 «(k)	24,000	25,940
Popular, Inc. 7.250% due 03/13/2028	14,700	15,502
Progressive Corp. 4.125% due 04/15/2047	1,700	1,411
Prologis Targeted U.S. Logistics Fund LP 5.250% due 01/15/2035	3,500	3,563
Protective Life Global Funding
5.432% due 01/14/2032	20,000	20,841
5.467% due 12/08/2028	2,000	2,075
Rayonier LP 2.750% due 05/17/2031	7,500	6,765
Realty Income Corp.
2.700% due 02/15/2032	11,400	10,297
3.200% due 02/15/2031	6,700	6,363
3.400% due 01/15/2028	1,265	1,252
3.400% due 01/15/2030	1,725	1,677
3.950% due 08/15/2027	3,316	3,318
4.450% due 09/15/2026	2,350	2,353
Regency Centers LP 4.125% due 03/15/2028	1,100	1,103
Rexford Industrial Realty LP 2.125% due 12/01/2030	11,800	10,571
RGA Global Funding
5.250% due 01/09/2030	6,900	7,137
5.500% due 01/11/2031	4,500	4,684
6.000% due 11/21/2028	3,000	3,150
Royal Bank of Scotland International Ltd. 4.660% due 12/16/2028 «(k)	30,000	29,974
Sabra Health Care LP
3.200% due 12/01/2031	7,659	7,019
3.900% due 10/15/2029	3,368	3,306
Sammons Financial Group, Inc.
3.350% due 04/16/2031	18,300	16,981
6.875% due 04/15/2034	8,000	8,780
Santander Holdings USA, Inc.
4.400% due 07/13/2027	3,080	3,090
5.473% due 03/20/2029 •	4,100	4,191
5.741% due 03/20/2031 •	3,200	3,316
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •	17,160	15,768
3.823% due 11/03/2028 •	47,925	47,624
4.858% due 09/11/2030 •	5,680	5,753
5.694% due 04/15/2031 •	8,900	9,284
SBA Tower Trust 2.328% due 07/15/2052	10,300	9,902
SBL Holdings, Inc. 7.200% due 10/30/2034	2,000	1,938
Selective Insurance Group, Inc.
5.375% due 03/01/2049	8,800	8,153
5.900% due 04/15/2035	600	630
Sixth Street Lending Partners 5.750% due 01/15/2030	11,300	11,457
SMBC Aviation Capital Finance DAC 2.300% due 06/15/2028	4,200	4,018
Societe Generale SA 6.221% due 06/15/2033 •(m)	10,500	11,033
Standard Chartered PLC 3.265% due 02/18/2036 •	15,500	14,361
Stifel Financial Corp. 4.000% due 05/15/2030	5,600	5,489
Store Capital LLC
2.750% due 11/18/2030	1,900	1,733

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

5.400% due 04/30/2030		5,000	5,100
Sumitomo Life Insurance Co. 3.375% due 04/15/2081 •		16,300	15,298
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		37,100	33,814
3.040% due 07/16/2029		7,000	6,728
5.424% due 07/09/2031		34,930	36,570
5.558% due 07/09/2034		20,100	21,177
5.710% due 01/13/2030		14,600	15,391
5.808% due 09/14/2033 (m)		6,800	7,300
Sun Communities Operating LP 2.700% due 07/15/2031		6,800	6,183
Svenska Handelsbanken AB 4.750% due 03/01/2031 •(h)(i)(m)		6,000	5,714
Teachers Insurance & Annuity Association of America
3.300% due 05/15/2050		30,000	20,626
4.270% due 05/15/2047		11,300	9,290
4.900% due 09/15/2044		18,400	16,730
6.850% due 12/16/2039		5,129	5,891
Tesco Property Finance 2 PLC 6.052% due 10/13/2039	GBP	273	382
Toronto-Dominion Bank 8.125% due 10/31/2082 •(i)		$20,000	21,107
Transatlantic Holdings, Inc. 8.000% due 11/30/2039		7,933	9,934
Travelers Cos., Inc. 4.050% due 03/07/2048		4,000	3,265
Truist Financial Corp. 6.123% due 10/28/2033 •		12,000	12,995
Trust 2401
6.390% due 01/15/2050		15,582	15,028
6.950% due 01/30/2044		19,828	20,734
7.375% due 02/13/2034		2,066	2,294
Trust Fibra Uno
6.390% due 01/15/2050		7,918	7,505
6.950% due 01/30/2044		5,442	5,514
7.375% due 02/13/2034		834	914
Trustage Financial Group, Inc. 4.625% due 04/15/2032		54,700	52,874
UBS Group AG
2.746% due 02/11/2033 •		10,900	9,780
3.091% due 05/14/2032 •		57,529	53,436
3.179% due 02/11/2043 •		1,100	836
3.869% due 01/12/2029 •		6,450	6,416
4.125% due 04/15/2026		34,600	34,618
4.151% due 12/23/2029 •		21,400	21,381
4.194% due 04/01/2031 •		2,250	2,229
4.282% due 01/09/2028		13,400	13,422
4.550% due 04/17/2026		13,000	13,023
4.875% due 02/12/2027 •(h)(i)		7,400	7,360
4.988% due 08/05/2033 •		5,000	5,077
5.379% due 09/06/2045 •		15,000	14,724
5.617% due 09/13/2030 •		1,200	1,254
5.699% due 02/08/2035 •		11,400	11,993
5.959% due 01/12/2034 •		40,000	42,641
6.301% due 09/22/2034 •		12,900	14,089
6.600% due 08/05/2030 •(h)(i)		15,000	15,292
6.850% due 09/10/2029 •(h)(i)		8,500	8,726
7.000% due 02/10/2030 •(h)(i)		17,000	17,443
7.125% due 08/10/2034 •(h)(i)		7,700	7,895
9.250% due 11/13/2028 •(h)(i)		19,900	21,894
9.250% due 11/13/2033 •(h)(i)		7,000	8,213
UDR, Inc. 3.500% due 07/01/2027		3,323	3,297
Unum Group
4.046% due 08/15/2041		15,000	12,193
6.000% due 06/15/2054		3,800	3,773
VICI Properties LP
4.750% due 04/01/2028		1,200	1,213
5.125% due 11/15/2031		3,200	3,243
5.125% due 05/15/2032		11,100	11,180
5.625% due 04/01/2035		11,500	11,749
5.625% due 05/15/2052		24,400	22,836
5.750% due 04/01/2034		2,400	2,478
6.125% due 04/01/2054		4,000	3,990
VICI Properties LP/VICI Note Co., Inc. 4.125% due 08/15/2030		5,073	4,922
Visa, Inc.
2.000% due 08/15/2050		1,907	1,036
4.300% due 12/14/2045		1,100	961
Voya Financial, Inc.
4.700% due 01/23/2048 •		6,800	6,457
5.000% due 09/20/2034		5,200	5,175
W.R. Berkley Corp. 4.000% due 05/12/2050		4,900	3,750

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

Wells Fargo & Co.
2.393% due 06/02/2028 •		9,300	9,090
2.572% due 02/11/2031 •		16,817	15,713
2.879% due 10/30/2030 •		30,900	29,405
3.000% due 04/22/2026		2,000	1,995
3.584% due 05/22/2028 •		21,300	21,167
4.611% due 04/25/2053 •		64,700	55,714
4.892% due 09/15/2036 •		23,200	23,136
4.982% (SOFRRATE + 1.070%) due 04/22/2028 ~		13,700	13,780
5.211% due 12/03/2035 •		47,750	48,800
5.557% due 07/25/2034 •		63,737	66,858
Wells Fargo Bank NA 6.600% due 01/15/2038		10,000	11,173
Welltower OP LLC
4.500% due 07/01/2030		11,500	11,633
5.125% due 07/01/2035		11,700	11,945
6.500% due 03/15/2041		29,850	33,355
Weyerhaeuser Co.
6.875% due 12/15/2033		14,477	16,168
6.950% due 10/01/2027		4,500	4,723
7.375% due 03/15/2032		39,647	45,182
Willis North America, Inc.
3.875% due 09/15/2049		13,550	10,101
5.350% due 05/15/2033		3,944	4,069

			7,521,710

INDUSTRIALS 30.2%
180 Medical, Inc. 5.300% due 10/08/2035		3,100	3,097
7-Eleven, Inc. 2.800% due 02/10/2051		15,352	9,359
Abbott Laboratories 4.900% due 11/30/2046		1,100	1,036
AbbVie, Inc.
4.250% due 11/21/2049		8,499	7,005
4.300% due 05/14/2036		19,258	18,485
4.400% due 11/06/2042		40,050	35,656
4.450% due 05/14/2046		33,985	29,583
4.500% due 05/14/2035		20,877	20,501
4.700% due 05/14/2045		13,300	12,035
4.850% due 06/15/2044		36,900	34,199
5.200% due 03/15/2035		11,103	11,501
5.400% due 03/15/2054		4,600	4,476
5.500% due 03/15/2064		7,800	7,582
5.600% due 03/15/2055		14,000	14,042
Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047		7,900	7,352
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		4,185	3,901
Adnoc Murban Rsc Ltd. 5.125% due 09/11/2054		17,500	16,479
Advocate Health & Hospitals Corp. 2.211% due 06/15/2030		11,150	10,285
AEP Transmission Co. LLC
2.750% due 08/15/2051		5,402	3,345
3.150% due 09/15/2049		6,000	4,080
3.650% due 04/01/2050		2,700	2,013
4.250% due 09/15/2048		1,474	1,218
5.400% due 03/15/2053		10,300	10,026
Aeroporti di Roma SpA 1.750% due 07/30/2031	EUR	4,600	4,994
Aetna, Inc. 4.750% due 03/15/2044		$50	44
Air Canada Pass-Through Trust 5.250% due 10/01/2030		4,047	4,142
Aker BP ASA 5.800% due 10/01/2054		9,900	9,011
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029 (m)		12,040	12,118
Alcon Finance Corp. 3.000% due 09/23/2029		500	480
Alphabet, Inc.
1.900% due 08/15/2040		370	251
5.250% due 05/15/2055		2,435	2,334
5.300% due 05/15/2065		175	165
5.450% due 11/15/2055		150	147
Amazon.com, Inc.
2.700% due 06/03/2060		2,769	1,569
3.100% due 05/12/2051		18,352	12,335
3.250% due 05/12/2061		40,500	25,934
4.100% due 04/13/2062		10,000	7,731
4.250% due 08/22/2057		19,550	15,690
American Airlines Pass-Through Trust
2.875% due 01/11/2036		17,790	16,295
3.000% due 04/15/2030		402	389

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

3.150% due 08/15/2033		6,065	5,745
3.200% due 12/15/2029		5,071	4,963
3.350% due 04/15/2031		2,970	2,887
3.375% due 11/01/2028		4,930	4,870
3.500% due 08/15/2033		2,736	2,532
3.575% due 07/15/2029		5,662	5,607
3.600% due 03/22/2029		5,574	5,524
3.600% due 04/15/2031		2,290	2,186
3.650% due 08/15/2030		1,892	1,861
3.700% due 04/01/2028		4,808	4,790
4.900% due 11/11/2039		8,100	8,065
American Medical Systems Europe BV 3.000% due 03/08/2031	EUR	5,600	6,535
Amgen, Inc.
2.800% due 08/15/2041		$3,700	2,711
3.375% due 02/21/2050		4,515	3,226
4.563% due 06/15/2048		900	770
4.663% due 06/15/2051		144,713	123,946
4.875% due 03/01/2053		800	705
4.950% due 10/01/2041		4,650	4,413
5.250% due 03/02/2033		27,506	28,481
5.600% due 03/02/2043		8,792	8,848
5.650% due 03/02/2053		41,710	40,871
5.750% due 03/02/2063		35,965	35,120
Amrize Finance U.S. LLC 4.750% due 09/22/2046		2,400	2,120
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		9,100	8,832
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700% due 02/01/2036		82,434	81,629
4.900% due 02/01/2046		105,682	97,805
Anheuser-Busch InBev Finance, Inc. 4.900% due 02/01/2046		320	296
Anheuser-Busch InBev Worldwide, Inc.
4.950% due 01/15/2042		2,250	2,153
5.450% due 01/23/2039		3,150	3,265
5.800% due 01/23/2059		27,101	27,735
Apple, Inc.
2.650% due 05/11/2050		240	150
2.700% due 08/05/2051		175	109
2.800% due 02/08/2061		7,205	4,245
2.850% due 08/05/2061		7,900	4,667
2.950% due 09/11/2049		20,600	13,781
3.450% due 02/09/2045		1,480	1,149
3.750% due 09/12/2047		21,600	17,085
3.850% due 05/04/2043		800	677
3.850% due 08/04/2046		53,395	43,323
4.850% due 05/10/2053 (m)		6,550	6,197
Aptiv Swiss Holdings Ltd. 5.400% due 03/15/2049		10,000	9,212
Arrow Electronics, Inc. 2.950% due 02/15/2032		600	537
Ashtead Capital, Inc. 5.800% due 04/15/2034		14,400	15,106
Astrazeneca Finance LLC 5.000% due 02/26/2034		20,288	21,005
AstraZeneca PLC 4.375% due 11/16/2045		1,400	1,236
Bacardi Ltd.
5.150% due 05/15/2038		22,540	21,458
5.300% due 05/15/2048		20,975	18,692
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		15,000	10,722
Barrick North America Finance LLC 5.700% due 05/30/2041		4,768	4,866
Baxter International, Inc. 5.650% due 12/15/2035		10,000	10,124
Bayer U.S. Finance II LLC
4.200% due 07/15/2034		14,484	13,615
4.375% due 12/15/2028		5,700	5,707
4.400% due 07/15/2044		4,000	3,239
4.625% due 06/25/2038		2,400	2,199
4.875% due 06/25/2048		24,000	20,445
Bayer U.S. Finance LLC
6.250% due 01/21/2029		400	421
6.375% due 11/21/2030		24,305	25,995
6.500% due 11/21/2033		21,900	23,717
6.875% due 11/21/2053 (m)		8,900	9,644
Becton Dickinson & Co.
3.794% due 05/20/2050		17,200	12,892
5.110% due 02/08/2034		6,646	6,797
Becton Dickinson Euro Finance SARL 4.029% due 06/07/2036	EUR	6,200	7,339
Beignet Investor LLC 6.581% due 05/30/2049		$250,370	264,743

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051		14,000	9,218
Bio-Rad Laboratories, Inc. 3.700% due 03/15/2032		5,222	4,932
Block, Inc. 6.000% due 08/15/2033		800	822
BMS Ireland Capital Funding DAC 4.581% due 11/10/2055	EUR	5,000	5,743
BMW U.S. Capital LLC
4.500% due 08/11/2030		$6,000	6,032
4.505% (SOFRINDX + 0.780%) due 03/19/2027 ~		3,300	3,314
4.645% (SOFRINDX + 0.920%) due 03/21/2028 ~		6,000	6,030
Boeing Co.
3.250% due 02/01/2035		1,755	1,540
3.600% due 05/01/2034		8,470	7,711
3.625% due 02/01/2031		1,240	1,192
3.650% due 03/01/2047		1,945	1,422
3.750% due 02/01/2050		2,000	1,456
3.825% due 03/01/2059		4,515	3,138
3.950% due 08/01/2059		9,500	6,752
5.040% due 05/01/2027		8,000	8,085
5.705% due 05/01/2040		63,800	65,185
5.805% due 05/01/2050		115,490	113,767
5.930% due 05/01/2060		107,175	105,232
6.259% due 05/01/2027		3,600	3,695
6.528% due 05/01/2034		14,500	16,047
6.858% due 05/01/2054		360	405
7.008% due 05/01/2064		2,000	2,281
Booz Allen Hamilton, Inc.
5.950% due 08/04/2033		5,900	6,150
5.950% due 04/15/2035		4,100	4,251
Boston Scientific Corp.
6.250% due 11/15/2035		36,000	40,432
7.375% due 01/15/2040		41,000	50,637
BP Capital Markets America, Inc. 4.893% due 09/11/2033		58,403	59,435
Bristol-Myers Squibb Co.
3.700% due 03/15/2052		8,400	6,177
4.250% due 10/26/2049		9,728	7,957
4.350% due 11/15/2047		2,884	2,448
5.550% due 02/22/2054		10,800	10,614
British Airways Pass-Through Trust
3.300% due 06/15/2034		16,507	15,620
3.350% due 12/15/2030		980	954
Broadcom, Inc.
2.600% due 02/15/2033		42,501	37,500
3.137% due 11/15/2035		57,112	49,204
3.419% due 04/15/2033		22,730	21,047
3.469% due 04/15/2034		52,213	47,627
3.500% due 02/15/2041		22,400	18,240
4.150% due 11/15/2030		826	823
4.150% due 04/15/2032		44,100	43,193
4.300% due 11/15/2032		21,082	20,808
5.150% due 11/15/2031		100	104
5.200% due 04/15/2032		10,000	10,385
Burlington Northern Santa Fe LLC
4.450% due 03/15/2043		27,000	24,084
4.450% due 01/15/2053		4,909	4,142
5.200% due 04/15/2054		42,483	40,034
5.500% due 03/15/2055		11,700	11,551
Cameron LNG LLC
3.402% due 01/15/2038		26,700	23,243
3.701% due 01/15/2039		1,430	1,222
Canadian Pacific Railway Co.
3.000% due 12/02/2041		12,500	9,377
4.300% due 05/15/2043		5,000	4,352
4.700% due 05/01/2048		15,900	14,087
4.950% due 08/15/2045		24,795	23,211
6.125% due 09/15/2115		51,558	51,472
CDW LLC/CDW Finance Corp.
3.569% due 12/01/2031		11,800	10,997
5.550% due 08/22/2034		16,600	16,929
Cenovus Energy, Inc.
4.650% due 03/20/2031		558	556
5.400% due 03/20/2036		483	483
Centene Corp.
2.450% due 07/15/2028		25,913	24,284
2.500% due 03/01/2031		3,670	3,171
2.625% due 08/01/2031		1,100	947
3.000% due 10/15/2030		5,000	4,477
3.375% due 02/15/2030		700	645
4.625% due 12/15/2029		4,563	4,429
CF Industries, Inc. 5.150% due 03/15/2034		19,966	20,068
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 06/01/2041		15,877	11,307

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

3.500% due 03/01/2042	12,700	8,827
3.700% due 04/01/2051	7,085	4,477
3.850% due 04/01/2061	94,400	56,336
3.900% due 06/01/2052	22,775	14,720
4.400% due 12/01/2061	65,700	43,015
4.800% due 03/01/2050	36,900	27,746
5.050% due 03/30/2029	8	8
5.125% due 07/01/2049	39,500	30,942
5.250% due 04/01/2053	24,971	19,782
5.850% due 12/01/2035 (m)	11,100	11,078
6.484% due 10/23/2045	19	18
6.700% due 12/01/2055	7,200	6,909
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	21,010	17,968
3.700% due 11/15/2029	5,000	4,886
Cheniere Energy Partners LP
5.550% due 10/30/2035	13,600	13,912
5.750% due 08/15/2034	17,680	18,469
5.950% due 06/30/2033	16,975	18,007
Cheniere Energy, Inc. 5.650% due 04/15/2034	8,900	9,237
Cigna Group
5.250% due 01/15/2036	11,500	11,715
6.000% due 01/15/2056	1,600	1,646
Coca-Cola Co.
2.500% due 06/01/2040	500	372
2.500% due 03/15/2051	12,860	7,720
5.300% due 05/13/2054	1,000	982
5.400% due 05/13/2064	975	949
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037	10,900	12,117
Comcast Corp.
2.650% due 08/15/2062	18,400	9,282
2.800% due 01/15/2051	250	145
2.887% due 11/01/2051	1,879	1,100
2.937% due 11/01/2056	127,118	71,507
3.200% due 07/15/2036	275	235
3.450% due 02/01/2050	20,000	13,429
3.969% due 11/01/2047	34,422	25,813
3.999% due 11/01/2049	98,621	72,812
4.000% due 03/01/2048	12,260	9,247
5.350% due 05/15/2053	346	311
5.500% due 05/15/2064	169	151
CommonSpirit Health
3.347% due 10/01/2029	10,000	9,677
4.187% due 10/01/2049	2,100	1,652
4.975% due 09/01/2035	9,300	9,194
5.580% due 09/01/2045	3,600	3,522
5.662% due 09/01/2055	3,900	3,772
Conagra Brands, Inc.
5.000% due 08/01/2030	2,200	2,227
5.750% due 08/01/2035	10,100	10,319
Constellation Brands, Inc.
4.100% due 02/15/2048	12,200	9,636
4.500% due 05/09/2047	8,100	6,780
4.750% due 05/09/2032	2,661	2,674
Constellation Pharmaceutical, Inc. 5.550% due 07/01/2033 «(k)	9,694	10,074
Cox Communications, Inc.
4.500% due 06/30/2043	21,841	16,833
4.700% due 12/15/2042	4,070	3,250
4.800% due 02/01/2035	13,000	12,130
5.800% due 12/15/2053	19,854	17,004
CSL Finance PLC
4.750% due 04/27/2052	12,170	10,506
4.950% due 04/27/2062	9,200	7,968
CVS Health Corp.
3.750% due 04/01/2030	4,375	4,274
4.125% due 04/01/2040	4,543	3,887
5.050% due 03/25/2048	43,400	38,283
5.125% due 07/20/2045	33,485	30,313
5.250% due 02/21/2033	3,000	3,090
5.300% due 12/05/2043	7,100	6,638
5.450% due 09/15/2035	13,800	14,131
5.625% due 02/21/2053	18,200	17,103
5.875% due 06/01/2053	4,600	4,470
6.000% due 06/01/2063	2,200	2,134
6.050% due 06/01/2054	500	497
6.200% due 09/15/2055	12,244	12,440
6.250% due 09/15/2065	23,500	23,671
CVS Pass-Through Trust
4.163% due 08/11/2036	6,693	6,254
5.773% due 01/10/2033	759	774
5.880% due 01/10/2028	967	975
5.926% due 01/10/2034	18,571	19,052
6.036% due 12/10/2028	542	547

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

6.943% due 01/10/2030	13,994	14,525
7.507% due 01/10/2032	43,584	46,271
8.353% due 07/10/2031	8,035	8,751
Daimler Truck Finance North America LLC
2.375% due 12/14/2028	7,000	6,661
2.500% due 12/14/2031	4,204	3,755
DCP Midstream Operating LP 3.250% due 02/15/2032	5,612	5,162
Dell International LLC/EMC Corp.
4.900% due 10/01/2026	13,398	13,462
5.300% due 10/01/2029	10,487	10,827
6.020% due 06/15/2026	4,729	4,750
8.100% due 07/15/2036	129	156
Delta Air Lines, Inc. 3.750% due 10/28/2029	26,563	26,017
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.750% due 10/20/2028	2,150	2,163
Devon Energy Corp.
5.750% due 09/15/2054	2,000	1,839
7.950% due 04/15/2032	5,535	6,460
Diamondback Energy, Inc.
4.250% due 03/15/2052	7,000	5,477
5.550% due 04/01/2035	11,155	11,470
5.750% due 04/18/2054	14,015	13,259
5.900% due 04/18/2064	2,871	2,713
DT Midstream, Inc.
4.300% due 04/15/2032	17,400	16,831
5.800% due 12/15/2034	5,984	6,214
Eastern Energy Gas Holdings LLC
5.650% due 10/15/2054	7,200	6,971
6.200% due 01/15/2055	5,000	5,192
Eastern Gas Transmission & Storage, Inc.
4.600% due 12/15/2044	4,115	3,546
4.800% due 11/01/2043	800	709
Ecopetrol SA 7.375% due 09/18/2043 (m)	25,700	23,580
El Paso Natural Gas Co. LLC
3.500% due 02/15/2032	9,802	9,133
8.375% due 06/15/2032	25,670	30,884
Elevance Health, Inc.
3.600% due 03/15/2051	1,350	966
3.700% due 09/15/2049	5,640	4,169
4.375% due 12/01/2047	29,000	24,095
4.550% due 03/01/2048	7,500	6,400
4.550% due 05/15/2052	12,100	10,078
4.625% due 05/15/2042	7,700	6,952
5.100% due 01/15/2044	13,244	12,526
5.125% due 02/15/2053	2,000	1,813
5.200% due 02/15/2035	7,700	7,871
5.700% due 02/15/2055	2,200	2,151
5.850% due 11/01/2064	10,000	9,827
6.100% due 10/15/2052	1,900	1,967
Eli Lilly & Co.
4.600% due 08/14/2034	126	126
5.050% due 08/14/2054	47,815	44,820
5.200% due 08/14/2064	2,600	2,458
Embotelladora Andina SA 3.950% due 01/21/2050 (m)	3,600	2,850
Enbridge Energy Partners LP
5.500% due 09/15/2040	3,000	2,985
7.375% due 10/15/2045	19,892	23,119
Enbridge, Inc.
2.500% due 08/01/2033	18,906	16,256
3.400% due 08/01/2051	29,500	20,269
4.500% due 06/10/2044	10,948	9,318
5.625% due 04/05/2034	7,283	7,617
5.700% due 03/08/2033 (m)	36,914	38,900
5.950% due 04/05/2054	3,800	3,849
6.700% due 11/15/2053	21,984	24,151
Energy Transfer LP
4.950% due 01/15/2043	27,800	24,449
5.000% due 05/15/2044	44,517	38,764
5.000% due 05/15/2050	9,876	8,272
5.150% due 02/01/2043	26,785	24,209
5.150% due 03/15/2045	42,386	37,504
5.300% due 04/15/2047	22,750	20,252
5.400% due 10/01/2047	5,038	4,532
5.550% due 05/15/2034	6,850	7,050
5.950% due 05/15/2054	13,159	12,497
6.000% due 06/15/2048	600	583
6.125% due 12/15/2045	23,548	23,139
6.250% due 04/15/2049	1,059	1,050
Eni SpA
5.500% due 05/15/2034	3,200	3,299
5.950% due 05/15/2054	17,900	17,767

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

Entergy Louisiana LLC
2.900% due 03/15/2051		8,400	5,291
3.100% due 06/15/2041		14,600	11,143
4.200% due 09/01/2048		7,555	6,112
4.750% due 09/15/2052		15,800	13,829
5.000% due 07/15/2044		4,300	3,903
5.150% due 09/15/2034		2,475	2,531
5.700% due 03/15/2054		4,500	4,489
Enterprise Products Operating LLC
4.200% due 01/31/2050		10,062	8,079
4.450% due 02/15/2043		77,985	68,660
4.800% due 02/01/2049		2,675	2,359
4.850% due 08/15/2042		11,300	10,488
4.850% due 03/15/2044		32,362	29,565
4.950% due 02/15/2035		1,695	1,715
5.100% due 02/15/2045		31,665	29,745
5.200% due 01/15/2036		17,300	17,621
5.550% due 02/16/2055		4,950	4,801
5.750% due 03/01/2035		13,761	14,506
7.099% (TSFR3M + 3.248%) due 08/16/2077 ~		8,000	8,001
Equinor ASA 3.250% due 11/18/2049		5,000	3,491
Essent Group Ltd. 6.250% due 07/01/2029		2,600	2,716
Expand Energy Corp. 5.700% due 01/15/2035		3,575	3,701
FactSet Research Systems, Inc. 3.450% due 03/01/2032		5,000	4,648
FedEx Corp. 5.100% due 01/15/2044		10,877	9,938
Ferguson Enterprises, Inc. 5.000% due 10/03/2034		2,800	2,827
FirstEnergy Pennsylvania Electric Co.
4.300% due 01/15/2029		700	701
6.150% due 10/01/2038		2,409	2,591
Fiserv, Inc. 4.400% due 07/01/2049		11,098	8,726
Flex Intermediate Holdco LLC
3.363% due 06/30/2031		6,400	5,899
4.317% due 12/30/2039		55,500	46,780
Flex Ltd. 4.875% due 05/12/2030		15,685	15,936
Ford Foundation 2.415% due 06/01/2050		3,800	2,272
Fox Corp. 5.576% due 01/25/2049 (m)		6,452	6,213
Freeport-McMoRan, Inc.
5.400% due 11/14/2034		3,020	3,116
5.450% due 03/15/2043		1,825	1,768
Fresenius Medical Care U.S. Finance III, Inc. 3.000% due 12/01/2031		24,600	22,192
Gartner, Inc. 5.600% due 11/20/2035		10,100	10,079
GE Capital Funding LLC 4.550% due 05/15/2032		9,751	9,855
GE HealthCare Technologies, Inc. 5.500% due 06/15/2035		600	624
Georgetown University 5.115% due 04/01/2053		3,300	3,061
Glencore Finance Canada Ltd.
5.550% due 10/25/2042		8,730	8,476
6.900% due 11/15/2037		100	113
Glencore Finance Europe Ltd. 3.125% due 03/26/2026	GBP	500	672
Global Payments, Inc.
4.150% due 08/15/2049		$4,400	3,287
5.550% due 11/15/2035		15,000	14,915
GNL Quintero SA 4.634% due 07/31/2029		2,354	2,357
Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		4,600	4,818
6.103% due 08/23/2042		6,000	6,260
6.129% due 02/23/2038		2,600	2,765
6.510% due 02/23/2042		10,700	11,699
Haleon U.S. Capital LLC
3.625% due 03/24/2032		3,700	3,525
4.000% due 03/24/2052		3,053	2,408
Harbour Energy PLC 6.327% due 04/01/2035		15,500	15,704
Hasbro, Inc. 3.900% due 11/19/2029		1	1
HCA, Inc.
3.500% due 07/15/2051		23,264	15,831
3.625% due 03/15/2032		17,875	16,905
4.300% due 11/15/2030		1,200	1,196
4.625% due 03/15/2052		39,825	32,546

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

5.250% due 06/15/2049		11,000	9,952
5.450% due 09/15/2034		4,900	5,046
5.500% due 06/01/2033		850	885
5.500% due 06/15/2047		26,202	24,797
5.750% due 03/01/2035		14,400	15,122
5.900% due 06/01/2053		5,300	5,195
5.950% due 09/15/2054		10,000	9,899
6.000% due 04/01/2054		10,520	10,470
6.100% due 04/01/2064		5,200	5,158
6.200% due 03/01/2055		11,000	11,218
Heathrow Funding Ltd. 6.450% due 12/10/2033	GBP	900	1,306
Heineken NV 4.350% due 03/29/2047		$7,848	6,580
Hess Corp. 5.600% due 02/15/2041		1,000	1,036
Hoag Memorial Hospital Presbyterian 3.803% due 07/15/2052		8,800	6,706
Holcim Sterling Finance Netherlands BV 2.250% due 04/04/2034	GBP	5,200	5,712
Home Depot, Inc.
4.200% due 04/01/2043		$304	265
4.250% due 04/01/2046		401	340
Honeywell International, Inc. 5.250% due 03/01/2054		120	114
Humana, Inc. 8.150% due 06/15/2038		1,000	1,211
Hyatt Hotels Corp.
4.375% due 09/15/2028		1,100	1,103
5.050% due 03/30/2028		1,100	1,121
5.375% due 12/15/2031		1,900	1,958
5.750% due 04/23/2030		5,850	6,121
5.750% due 03/30/2032		500	524
Hyundai Capital America 2.000% due 06/15/2028		1,500	1,424
Imperial Brands Finance PLC 6.125% due 07/27/2027		9,798	10,092
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		10,800	7,853
Intel Corp.
5.700% due 02/10/2053		3,990	3,719
5.900% due 02/10/2063		479	448
Jabil, Inc. 5.450% due 02/01/2029		1,600	1,654
JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,799	1,618
4.000% due 05/15/2034		9,352	8,924
Johnson & Johnson
2.250% due 09/01/2050		620	366
3.550% due 03/01/2036		350	322
3.700% due 03/01/2046		595	483
Juniper Networks, Inc. 5.950% due 03/15/2041		42,478	42,655
Kaiser Foundation Hospitals 4.150% due 05/01/2047		14,300	11,934
Keurig Dr. Pepper, Inc.
4.500% due 04/15/2052 (m)		42,243	34,164
5.150% due 05/15/2035		70	70
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042		6,209	5,504
5.000% due 03/01/2043		33,335	30,421
5.400% due 09/01/2044		300	285
5.500% due 03/01/2044		5,536	5,325
5.625% due 09/01/2041		1,700	1,681
5.800% due 03/15/2035		10,942	11,526
6.375% due 03/01/2041		10,715	11,458
6.500% due 02/01/2037		12,219	13,330
6.500% due 09/01/2039		36,840	39,777
6.550% due 09/15/2040		30,300	32,964
6.950% due 01/15/2038		800	900
7.400% due 03/15/2031		5,000	5,659
7.500% due 11/15/2040		25,567	29,897
Kinder Morgan, Inc.
5.300% due 12/01/2034		840	857
5.550% due 06/01/2045		4,190	4,059
7.800% due 08/01/2031		2,000	2,319
Kraft Heinz Foods Co.
4.125% due 07/01/2027	GBP	1,000	1,342
4.375% due 06/01/2046		$2,800	2,315
4.875% due 10/01/2049		5,241	4,513
5.000% due 06/04/2042		9,375	8,608
5.200% due 07/15/2045		333	306
5.500% due 06/01/2050		3,400	3,188
6.500% due 02/09/2040		44,988	48,621
7.125% due 08/01/2039		1,043	1,184

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

L3Harris Technologies, Inc. 5.500% due 08/15/2054		7,548	7,406
Laboratory Corp. of America Holdings 4.800% due 10/01/2034		4,900	4,868
Las Vegas Sands Corp.
3.500% due 08/18/2026		35,500	35,355
3.900% due 08/08/2029 (m)		70,142	68,528
6.200% due 08/15/2034		17,615	18,565
Leidos, Inc.
2.300% due 02/15/2031		7,900	7,118
4.375% due 05/15/2030		2,000	1,998
Leland Stanford Junior University 2.413% due 06/01/2050		12,600	7,587
Lockheed Martin Corp.
4.300% due 06/15/2062		20,800	16,428
5.200% due 02/15/2055		20,735	19,589
5.200% due 02/15/2064		7,412	6,894
5.700% due 11/15/2054		25,498	25,771
Lowe's Cos., Inc.
3.700% due 04/15/2046		1,800	1,366
4.450% due 04/01/2062		283	221
5.800% due 09/15/2062		752	736
5.850% due 04/01/2063		12,400	12,164
LYB International Finance III LLC 3.625% due 04/01/2051		360	232
Macmillan Bloedel Pembroke LP 7.700% due 02/15/2026		8,555	8,587
Marriott International, Inc.
2.750% due 10/15/2033		6,087	5,327
2.850% due 04/15/2031		8,335	7,732
3.500% due 10/15/2032		16,951	15,836
4.625% due 06/15/2030		4,364	4,431
5.250% due 10/15/2035		9,100	9,226
Mars, Inc.
5.000% due 03/01/2032		3,100	3,196
5.200% due 03/01/2035		13,500	13,881
5.650% due 05/01/2045		9,500	9,582
5.700% due 05/01/2055		18,500	18,442
Marvell Technology, Inc.
2.950% due 04/15/2031		8,364	7,752
4.875% due 06/22/2028		6,300	6,412
Massachusetts Institute of Technology 5.600% due 07/01/2111		1,668	1,672
Mattel, Inc. 5.000% due 11/17/2030		650	655
McDonald's Corp.
3.625% due 09/01/2049		10,972	8,085
4.450% due 03/01/2047		2,000	1,712
4.875% due 12/09/2045		345	315
6.300% due 10/15/2037		700	779
Merck & Co., Inc. 5.700% due 09/15/2055		497	503
Meta Platforms, Inc.
4.450% due 08/15/2052		1,000	814
5.400% due 08/15/2054 (m)		6,400	5,959
Micron Technology, Inc. 5.327% due 02/06/2029		5,565	5,740
Microsoft Corp.
2.500% due 09/15/2050		30,000	18,199
2.675% due 06/01/2060		28,895	16,675
2.921% due 03/17/2052		17,621	11,558
Moody's Corp.
3.100% due 11/29/2061		6,000	3,727
4.875% due 12/17/2048		9,000	8,089
5.250% due 07/15/2044		4,144	4,032
Motorola Solutions, Inc. 5.500% due 09/01/2044		5,686	5,565
MPLX LP
4.700% due 04/15/2048		2,800	2,331
4.900% due 04/15/2058		19,120	15,744
4.950% due 03/14/2052		45,604	38,362
5.200% due 03/01/2047		5,000	4,471
5.200% due 12/01/2047		2,100	1,875
5.500% due 02/15/2049		200	184
5.950% due 04/01/2055		19,200	18,538
MSCI, Inc.
3.250% due 08/15/2033		5,000	4,486
3.875% due 02/15/2031		600	577
National Football League
5.250% due 10/05/2034 «(k)		34,600	35,284
5.420% due 10/05/2037 «(k)		12,000	12,130
5.580% due 10/05/2033 «(k)		10,000	10,209
5.680% due 10/05/2035 «(k)		5,000	5,079
5.890% due 10/05/2043 «(k)		5,000	4,960
National Grid Electricity Transmission PLC
2.000% due 09/16/2038	GBP	919	829

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

2.000% due 04/17/2040	3,300	2,838
Nationwide Children's Hospital, Inc. 4.556% due 11/01/2052	$2,500	2,165
NBCUniversal Media LLC 4.450% due 01/15/2043	19,107	16,253
NetApp, Inc.
5.500% due 03/17/2032	1,400	1,457
5.700% due 03/17/2035	5,900	6,192
Netflix, Inc.
4.875% due 04/15/2028	1,295	1,323
5.400% due 08/15/2054	4,005	3,884
Newmont Corp. 5.450% due 06/09/2044	14,200	14,175
Newmont Corp./Newcrest Finance Pty. Ltd. 5.750% due 11/15/2041	3,982	4,032
Norfolk Southern Corp. 4.100% due 05/15/2121	9,700	6,755
Northern Natural Gas Co.
3.400% due 10/16/2051	3,500	2,354
4.100% due 09/15/2042	14,000	11,374
4.300% due 01/15/2049	18,375	14,795
5.625% due 02/01/2054	1,500	1,448
Northern Star Resources Ltd. 6.125% due 04/11/2033	7,600	8,067
Northrop Grumman Corp.
3.850% due 04/15/2045	9,500	7,623
4.900% due 06/01/2034	150	152
Northwell Healthcare, Inc. 3.809% due 11/01/2049	14,900	10,976
Novartis Capital Corp.
4.000% due 11/20/2045	497	417
4.700% due 09/18/2054	100	89
NPC Ukrenergo 6.875% due 11/09/2028	800	688
NTT Finance Corp.
5.171% due 07/16/2032	4,800	4,927
5.502% due 07/16/2035	6,300	6,526
NXP BV/NXP Funding LLC 5.350% due 03/01/2026	10,000	10,001
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.150% due 05/01/2027	1,800	1,780
Ochsner LSU Health System of North Louisiana 2.510% due 05/15/2031	5,600	4,805
ONEOK Partners LP
6.125% due 02/01/2041	21,327	21,893
6.200% due 09/15/2043	47,644	48,406
Oracle Corp.
3.600% due 04/01/2040	22,300	16,553
3.600% due 04/01/2050	28,506	17,776
3.650% due 03/25/2041	13,880	10,134
3.800% due 11/15/2037	8,405	6,791
3.850% due 04/01/2060	64,412	39,398
3.900% due 05/15/2035	5,000	4,312
3.950% due 03/25/2051	17,100	11,262
4.000% due 07/15/2046	2,750	1,908
4.000% due 11/15/2047	62,830	43,182
4.100% due 03/25/2061	50,306	32,450
4.500% due 07/08/2044	1,400	1,075
4.700% due 09/27/2034	96	89
4.900% due 02/06/2033	2,295	2,209
5.200% due 09/26/2035	10,000	9,584
5.375% due 09/27/2054	13,040	10,554
5.500% due 08/03/2035	20,000	19,608
5.500% due 09/27/2064	10,316	8,242
5.550% due 02/06/2053	35,400	29,408
5.875% due 09/26/2045	15,000	13,554
6.000% due 08/03/2055	24,100	21,272
6.100% due 09/26/2065	14,300	12,621
6.500% due 04/15/2038	500	510
6.900% due 11/09/2052	8,500	8,405
Orlando Health Obligated Group 3.327% due 10/01/2050	8,500	6,018
Ovintiv, Inc. 6.625% due 08/15/2037	3,310	3,522
Paramount Global
2.900% due 01/15/2027	1,100	1,083
6.875% due 04/30/2036	130	128
PeaceHealth Obligated Group 4.787% due 11/15/2048	2,200	1,905
Perrigo Finance Unlimited Co. 4.900% due 06/15/2030	8,300	8,035
Petroleos Mexicanos
6.700% due 02/16/2032 (m)	1,900	1,896
6.750% due 09/21/2047	39,095	32,170
6.950% due 01/28/2060	8,284	6,750

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

Pfizer Investment Enterprises Pte. Ltd.
5.110% due 05/19/2043	165	159
5.340% due 05/19/2063	125	116
Philip Morris International, Inc.
3.875% due 08/21/2042	1,875	1,551
4.125% due 03/04/2043	2,575	2,189
4.250% due 11/10/2044	24,400	20,772
4.375% due 11/15/2041	11,100	9,916
4.875% due 11/15/2043	2,500	2,308
Pilgrim's Pride Corp. 6.875% due 05/15/2034	611	678
Pioneer Natural Resources Co.
1.900% due 08/15/2030	14,227	12,892
7.200% due 01/15/2028	24,475	25,986
QatarEnergy
3.125% due 07/12/2041	200	154
3.300% due 07/12/2051	22,880	16,041
Qatarenergy LNG S3
5.838% due 09/30/2027	1,929	1,962
6.332% due 09/30/2027	1,032	1,044
Rockies Express Pipeline LLC 7.500% due 07/15/2038	5,262	5,763
Rogers Communications, Inc.
3.800% due 03/15/2032	7,440	7,012
4.500% due 03/15/2042	1,333	1,140
4.550% due 03/15/2052 (m)	3,312	2,638
Royal Caribbean Cruises Ltd. 5.375% due 01/15/2036	15,000	15,069
Royalty Pharma PLC
3.300% due 09/02/2040	8,584	6,649
3.350% due 09/02/2051	500	332
3.550% due 09/02/2050	1,000	691
4.450% due 03/25/2031	4,400	4,389
5.200% due 09/25/2035	247	248
5.400% due 09/02/2034	340	349
5.950% due 09/25/2055	8,100	8,057
RTX Corp.
4.150% due 05/15/2045	1,200	1,006
4.450% due 11/16/2038	6,200	5,836
4.500% due 06/01/2042	1,700	1,542
5.375% due 02/27/2053	12,574	12,147
6.100% due 03/15/2034 (m)	37,200	40,720
6.400% due 03/15/2054	33,912	37,344
S&P Global, Inc.
2.900% due 03/01/2032	460	424
3.250% due 12/01/2049	1,700	1,198
3.700% due 03/01/2052 (m)	2,701	2,050
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	20,047	20,083
4.500% due 05/15/2030	25,932	26,047
5.000% due 03/15/2027	35,565	35,813
5.875% due 06/30/2026	383	384
Santos Finance Ltd.
3.649% due 04/29/2031	35,700	33,477
5.750% due 11/13/2035	4,500	4,478
6.875% due 09/19/2033	25,000	27,400
Saudi Arabian Oil Co.
3.250% due 11/24/2050	14,600	9,780
3.500% due 11/24/2070	19,600	12,416
5.250% due 07/17/2034	3,800	3,917
5.750% due 07/17/2054	5,200	5,080
5.875% due 07/17/2064	6,400	6,226
Seagate Data Storage Technology Pte. Ltd.
4.125% due 01/15/2031 (m)	1,263	1,206
9.625% due 12/01/2032	1,790	2,033
Sekisui House U.S., Inc. 3.966% due 08/06/2061 (m)	10,300	6,962
Sherwin-Williams Co. 4.500% due 06/01/2047	1,657	1,418
Skyworks Solutions, Inc. 3.000% due 06/01/2031	21,130	19,180
Snam SpA 6.500% due 05/28/2055	8,900	9,574
South Bow USA Infrastructure Holdings LLC 6.176% due 10/01/2054	3,900	3,750
South Jersey Industries, Inc. 5.020% due 04/15/2031	28,000	24,300
Southern Co.
3.750% due 09/15/2051 •	13,400	13,260
4.250% due 07/01/2036	6,300	5,910
4.850% due 03/15/2035	3,600	3,557
5.700% due 03/15/2034	255	269
Southern Natural Gas Co. LLC 8.000% due 03/01/2032 (m)	8,346	9,655
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	2,400	2,393

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

4.600% due 06/15/2028		800	802
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		4,510	4,331
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152% due 09/20/2029		9,945	10,034
Stryker Corp.
2.900% due 06/15/2050		7,400	4,866
4.625% due 09/11/2034		7,226	7,186
4.625% due 03/15/2046		6,475	5,787
5.200% due 02/10/2035		14,350	14,741
Suncor Energy, Inc. 7.000% due 11/15/2028		17,772	19,150
Sutter Health
3.161% due 08/15/2040		1,950	1,543
3.361% due 08/15/2050		2,600	1,824
5.164% due 08/15/2033		3,500	3,607
5.547% due 08/15/2053		2,600	2,592
Synopsys, Inc. 5.700% due 04/01/2055		4,956	4,922
Sysco Corp. 6.600% due 04/01/2050		153	168
T-Mobile USA, Inc.
2.050% due 02/15/2028		11,280	10,833
2.550% due 02/15/2031		10,400	9,504
2.700% due 03/15/2032		7,674	6,902
3.300% due 02/15/2051		45,850	30,683
3.400% due 10/15/2052		31,800	21,398
3.500% due 04/15/2031		958	916
3.600% due 11/15/2060		47,797	31,780
3.750% due 04/15/2027		5,020	5,006
4.375% due 04/15/2040		17,804	15,979
4.500% due 04/15/2050 (m)		52,300	43,107
4.950% due 11/15/2035		12,500	12,432
5.250% due 06/15/2055		11,300	10,303
5.500% due 01/15/2055		3,600	3,414
5.650% due 01/15/2053 (m)		29,000	28,077
5.700% due 01/15/2056		26,500	25,872
5.750% due 01/15/2054		10,000	9,819
5.800% due 09/15/2062		9,300	9,170
5.875% due 11/15/2055		16,025	16,077
6.000% due 06/15/2054		3,300	3,372
Tapestry, Inc.
5.100% due 03/11/2030		3,885	3,994
5.500% due 03/11/2035		11,885	12,158
Targa Resources Corp.
5.500% due 02/15/2035		1,390	1,425
6.250% due 07/01/2052		14,300	14,438
6.500% due 02/15/2053		3,000	3,142
TD SYNNEX Corp.
2.375% due 08/09/2028		9,200	8,765
2.650% due 08/09/2031		2,450	2,206
Telefonica Emisiones SA
4.895% due 03/06/2048		16,000	13,488
5.213% due 03/08/2047		14,700	12,988
5.520% due 03/01/2049		1,685	1,536
7.045% due 06/20/2036		11,697	13,057
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		4,500	4,248
7.625% due 04/01/2037		320	377
Texas Eastern Transmission LP 4.150% due 01/15/2048		400	319
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	2,012	3,126
Thomas Jefferson University 3.847% due 11/01/2057		$4,754	3,341
Time Warner Cable Enterprises LLC 8.375% due 07/15/2033		18,420	21,291
Time Warner Cable LLC
4.500% due 09/15/2042		18,500	14,275
5.500% due 09/01/2041		14,800	13,014
5.875% due 11/15/2040		5,200	4,816
6.550% due 05/01/2037		7,306	7,464
6.750% due 06/15/2039		52,495	53,153
7.300% due 07/01/2038		1,660	1,780
Toll Brothers Finance Corp. 5.600% due 06/15/2035		794	822
Topaz Solar Farms LLC 4.875% due 09/30/2039		4,106	3,680
TotalEnergies Capital SA 5.425% due 09/10/2064		10,500	9,863
TR Finance LLC 5.650% due 11/23/2043		10,791	10,849
Transcontinental Gas Pipe Line Co. LLC
3.950% due 05/15/2050		23,200	17,917
5.400% due 08/15/2041		21,385	21,162
5.750% due 03/15/2056		7,300	7,228

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

Trustees of the University of Pennsylvania 4.674% due 09/01/2112		2,500	2,058
Trustees of Tufts College 5.017% due 04/15/2112		3,000	2,567
TTX Co. 4.600% due 02/01/2049		3,700	3,229
UMass Memorial Health Care Obligated Group 5.363% due 07/01/2052		1,900	1,796
Union Pacific Corp.
2.891% due 04/06/2036		666	564
3.250% due 02/05/2050		593	411
3.550% due 05/20/2061		22,710	15,305
3.750% due 02/05/2070		8,493	5,747
3.799% due 04/06/2071		12,500	8,603
3.950% due 08/15/2059		10	7
United Airlines Pass-Through Trust
2.700% due 11/01/2033		2,779	2,557
3.100% due 01/07/2030		19,821	19,331
3.100% due 04/07/2030		2,549	2,439
3.450% due 06/01/2029		1,676	1,653
3.450% due 01/07/2030		614	599
3.500% due 09/01/2031		3,123	3,022
3.750% due 03/03/2028		4,168	4,164
4.000% due 10/11/2027		7,592	7,591
4.150% due 02/25/2033		6,916	6,805
4.550% due 02/25/2033		10,879	10,602
5.450% due 08/15/2038		37,848	39,041
5.875% due 04/15/2029		15,915	16,330
UnitedHealth Group, Inc.
3.050% due 05/15/2041		20,011	15,181
3.250% due 05/15/2051		20,000	13,557
3.700% due 08/15/2049		5,800	4,320
3.875% due 08/15/2059		700	503
4.200% due 01/15/2047		285	235
4.950% due 05/15/2062		5,000	4,332
5.150% due 07/15/2034		18,552	19,008
5.200% due 04/15/2063		67,307	60,320
5.300% due 06/15/2035		5,560	5,759
5.375% due 04/15/2054		14,900	14,071
5.500% due 07/15/2044		20,000	19,864
5.625% due 07/15/2054		17,400	17,086
5.750% due 07/15/2064		31,088	30,376
5.950% due 06/15/2055		1,200	1,233
UPMC 5.377% due 05/15/2043		3,000	2,933
Vale Overseas Ltd.
3.750% due 07/08/2030		2,285	2,203
6.400% due 06/28/2054		3,800	3,882
Var Energi ASA 8.000% due 11/15/2032		9,800	11,231
VeriSign, Inc. 2.700% due 06/15/2031		15,400	14,027
Verisk Analytics, Inc. 3.625% due 05/15/2050		11,900	8,626
Viper Energy Partners LLC
4.900% due 08/01/2030		1,300	1,316
5.700% due 08/01/2035		9,850	10,058
VMware LLC
1.800% due 08/15/2028		5,600	5,301
4.700% due 05/15/2030		25,900	26,322
Volkswagen Group of America Finance LLC
4.950% due 03/25/2027		3,500	3,531
5.050% due 03/27/2028		6,700	6,806
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	2,450	2,814
Walt Disney Co.
2.750% due 09/01/2049		$3,406	2,165
3.500% due 05/13/2040		155	130
3.800% due 05/13/2060		8,354	6,139
4.750% due 09/15/2044		1,600	1,464
Warnermedia Holdings, Inc.
5.050% due 03/15/2042		10,440	7,373
5.141% due 03/15/2052		1,391	920
Weir Group, Inc. 5.350% due 05/06/2030		5,000	5,140
West Virginia United Health System Obligated Group 3.129% due 06/01/2050		4,400	2,779
Western & Southern Life Insurance Co.
3.750% due 04/28/2061		24,300	16,598
5.150% due 01/15/2049		16,000	14,514
Western Midstream Operating LP
5.250% due 02/01/2050		693	594
5.300% due 03/01/2048		8,531	7,362
5.450% due 11/15/2034		1,500	1,511
5.450% due 04/01/2044		255	233

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

Williams Cos., Inc.
5.300% due 09/30/2035		10,850	11,041
5.300% due 08/15/2052		10,250	9,467
5.600% due 03/15/2035		8,961	9,340
5.800% due 11/15/2054		2,641	2,612
6.000% due 03/15/2055		4,947	5,055
8.750% due 03/15/2032		1,710	2,077
Woodside Finance Ltd.
4.500% due 03/04/2029		3,809	3,811
5.100% due 09/12/2034		13,490	13,334
5.400% due 05/19/2030		6,500	6,676
5.700% due 05/19/2032		2,940	3,061
5.700% due 09/12/2054		25,000	23,545
6.000% due 05/19/2035		14,000	14,588
Workday, Inc. 3.800% due 04/01/2032		21,534	20,611
Yale University 2.402% due 04/15/2050		6,900	4,157
Yara International ASA 3.148% due 06/04/2030		4,800	4,522
Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	3,300	3,782
4.250% due 08/15/2035		$1,681	1,568
5.200% due 09/15/2034		15,053	15,354
5.500% due 02/19/2035		11,000	11,414
Zoetis, Inc.
3.950% due 09/12/2047		9,000	7,231
4.450% due 08/20/2048		7,500	6,454

			8,486,660

UTILITIES 15.5%
AEP Texas, Inc.
3.450% due 05/15/2051		7,000	4,755
4.150% due 05/01/2049		14,400	11,129
5.700% due 05/15/2034		2,900	3,030
5.850% due 10/15/2055		100	98
6.650% due 02/15/2033		1,000	1,091
AES Corp.
3.950% due 07/15/2030		7,000	6,842
5.450% due 06/01/2028		2,019	2,067
Alabama Power Co.
3.125% due 07/15/2051		1,300	865
3.450% due 10/01/2049		3,600	2,564
3.700% due 12/01/2047		100	77
3.850% due 12/01/2042		2,950	2,419
3.940% due 09/01/2032		5,500	5,342
4.300% due 07/15/2048		8,700	7,235
5.200% due 06/01/2041		200	196
Alliant Energy Finance LLC 3.600% due 03/01/2032		13,500	12,553
Ameren Illinois Co.
2.900% due 06/15/2051		32,500	20,659
3.250% due 03/15/2050		2,600	1,793
3.700% due 12/01/2047		2,200	1,686
4.150% due 03/15/2046		5,451	4,523
5.625% due 03/01/2055		5,000	4,982
5.900% due 12/01/2052		8,275	8,613
American Electric Power Co., Inc.
3.875% due 02/15/2062 •		7,938	7,810
5.625% due 03/01/2033		1,489	1,565
American Transmission Systems, Inc. 5.000% due 09/01/2044		13,395	12,496
American Water Capital Corp.
3.750% due 09/01/2047		5,000	3,856
4.300% due 12/01/2042		8,700	7,581
Anglian Water Services Financing PLC 6.000% due 06/20/2039	GBP	2,900	3,829
Appalachian Power Co.
4.400% due 05/15/2044		$8,350	7,039
4.450% due 06/01/2045		2,000	1,676
4.500% due 08/01/2032		3,800	3,770
5.800% due 10/01/2035		2,176	2,311
6.375% due 04/01/2036		5,146	5,577
6.700% due 08/15/2037		3,600	3,983
7.000% due 04/01/2038		5,478	6,209
Arizona Public Service Co.
3.500% due 12/01/2049		7,100	4,985
4.500% due 04/01/2042		6,104	5,387
AT&T, Inc.
3.150% due 09/04/2036	EUR	2,800	3,061
3.500% due 09/15/2053		$57,427	38,461
3.550% due 09/15/2055		124,782	83,151
3.650% due 06/01/2051		6,050	4,258
3.650% due 09/15/2059		273,454	180,475
3.800% due 12/01/2057		215,680	148,469

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

3.850% due 06/01/2060	28,820	19,871
4.300% due 12/15/2042	175	148
Atmos Energy Corp.
2.850% due 02/15/2052	7,836	4,886
3.375% due 09/15/2049	5,000	3,530
4.125% due 03/15/2049	5,300	4,257
4.300% due 10/01/2048	6,200	5,152
Avista Corp. 4.000% due 04/01/2052	12,800	9,599
Baltimore Gas & Electric Co.
2.900% due 06/15/2050	1,681	1,078
3.200% due 09/15/2049	2,400	1,625
Basin Electric Power Cooperative 5.850% due 10/15/2055	22,200	21,773
Berkshire Hathaway Energy Co.
4.250% due 10/15/2050	3,400	2,723
4.450% due 01/15/2049	24,790	20,732
4.500% due 02/01/2045	580	504
4.600% due 05/01/2053	11,800	9,942
6.125% due 04/01/2036	5,200	5,644
Black Hills Corp.
4.200% due 09/15/2046	4,284	3,438
6.000% due 01/15/2035	5,625	6,006
Boston Gas Co.
4.487% due 02/15/2042	7,784	6,693
5.843% due 01/10/2035	3,000	3,171
6.119% due 07/20/2053	21,140	21,272
Brooklyn Union Gas Co. 4.487% due 03/04/2049	7,500	6,093
CenterPoint Energy Houston Electric LLC
2.900% due 07/01/2050	4,400	2,852
3.350% due 04/01/2051	19,000	13,419
3.600% due 03/01/2052	16,270	11,930
4.950% due 04/01/2033	7,000	7,132
Cleco Power LLC 6.000% due 12/01/2040	18,175	18,927
Cleveland Electric Illuminating Co. 5.950% due 12/15/2036	7,000	7,373
CMS Energy Corp. 4.700% due 03/31/2043	3,837	3,357
Columbia Pipelines Operating Co. LLC
5.695% due 10/01/2054	10,000	9,471
6.497% due 08/15/2043	4,675	4,960
6.544% due 11/15/2053	12,300	13,160
6.714% due 08/15/2063	9,800	10,625
Commonwealth Edison Co.
3.000% due 03/01/2050	5,200	3,419
3.125% due 03/15/2051	19,200	12,799
3.850% due 03/15/2052	8,400	6,327
Connecticut Light & Power Co.
2.050% due 07/01/2031	4,845	4,315
4.000% due 04/01/2048	1,300	1,039
4.300% due 04/15/2044	13,009	11,180
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	6,480	3,829
3.600% due 06/15/2061	16,585	11,349
4.125% due 05/15/2049	18,110	14,435
4.200% due 03/15/2042	5,000	4,291
4.300% due 12/01/2056	1,270	1,007
4.500% due 05/15/2058	29,031	23,838
5.700% due 06/15/2040	4,900	5,120
Constellation Energy Generation LLC
5.600% due 06/15/2042	21,664	21,759
5.750% due 03/15/2054	9,155	9,092
5.800% due 03/01/2033	8,852	9,453
6.250% due 10/01/2039	12,875	13,986
6.500% due 10/01/2053	6,980	7,616
Consumers Energy Co.
4.050% due 05/15/2048	8,100	6,548
4.100% due 11/15/2045	2,150	1,747
4.350% due 04/15/2049	14,000	11,690
Dayton Power & Light Co. 3.950% due 06/15/2049	11,000	8,207
Dominion Energy, Inc.
2.250% due 08/15/2031	8,877	7,908
4.850% due 08/15/2052	7,800	6,715
DTE Electric Co.
3.250% due 04/01/2051	8,400	5,767
3.650% due 03/01/2052	5,600	4,148
4.300% due 07/01/2044	9,150	7,820
5.400% due 04/01/2053	10,000	9,757
Duke Energy Carolinas LLC
2.850% due 03/15/2032	3,600	3,300
3.200% due 08/15/2049	16,000	10,975
3.450% due 04/15/2051	5,600	3,976
3.550% due 03/15/2052	8,000	5,780

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

3.700% due 12/01/2047	15,355	11,613
3.750% due 06/01/2045	4,358	3,438
3.875% due 03/15/2046	2,034	1,614
3.950% due 03/15/2048	9,915	7,884
4.000% due 09/30/2042	3,500	2,945
4.250% due 12/15/2041	16,400	14,432
4.850% due 01/15/2034	910	922
5.350% due 01/15/2053	12,014	11,573
5.400% due 01/15/2054	466	454
Duke Energy Corp.
3.300% due 06/15/2041	2,491	1,926
3.500% due 06/15/2051	6,750	4,682
3.950% due 08/15/2047	4,670	3,602
4.200% due 06/15/2049	5,000	3,942
6.100% due 09/15/2053	3,227	3,346
Duke Energy Florida LLC
4.200% due 07/15/2048	7,600	6,210
5.650% due 04/01/2040	6,000	6,245
Duke Energy Indiana LLC
4.900% due 07/15/2043	2,000	1,864
5.400% due 04/01/2053	7,000	6,655
Duke Energy Ohio, Inc. 5.650% due 04/01/2053	2,000	1,985
Duke Energy Progress LLC
2.500% due 08/15/2050	25,000	14,639
3.600% due 09/15/2047	44,900	33,541
4.000% due 04/01/2052	3,687	2,874
4.100% due 03/15/2043	6,026	5,092
5.250% due 03/15/2033	9,850	10,250
5.350% due 03/15/2053	9,300	8,927
5.550% due 03/15/2055	4,750	4,706
Duquesne Light Holdings, Inc. 2.532% due 10/01/2030	3,700	3,364
E.ON International Finance BV 6.650% due 04/30/2038	1,520	1,711
Edison International
6.250% due 03/15/2030	6,400	6,696
8.125% due 06/15/2053 •(m)	7,200	7,497
Electricite de France SA
4.500% due 12/04/2069	7,600	5,412
4.950% due 10/13/2045	19,324	17,113
5.000% due 09/21/2048	12,622	11,245
6.000% due 04/22/2064	33,874	33,382
6.000% due 01/22/2114 (m)	17,924	17,269
6.375% due 01/13/2055	10,800	11,302
6.900% due 05/23/2053	8,492	9,366
Enel Finance America LLC 2.875% due 07/12/2041	2,000	1,446
Enel Finance International NV
4.750% due 05/25/2047	24,780	21,477
7.750% due 10/14/2052	7,000	8,513
Entergy Arkansas LLC
2.650% due 06/15/2051	9,375	5,603
3.350% due 06/15/2052	7,400	5,048
4.200% due 04/01/2049	5,800	4,708
5.750% due 06/01/2054	10,000	10,129
Entergy Corp. 3.750% due 06/15/2050 (m)	13,000	9,459
Entergy Mississippi LLC
3.500% due 06/01/2051	1,500	1,051
5.000% due 09/01/2033	6,800	6,925
Entergy Texas, Inc.
4.500% due 03/30/2039	4,000	3,722
5.000% due 09/15/2052	11,900	10,614
5.800% due 09/01/2053	2,200	2,207
Evergy Kansas Central, Inc.
3.450% due 04/15/2050	8,300	5,883
5.250% due 03/15/2035	7,400	7,547
5.700% due 03/15/2053	6,500	6,465
Evergy Metro, Inc.
4.125% due 04/01/2049	15,431	12,426
4.200% due 06/15/2047	1,200	980
4.200% due 03/15/2048	2,000	1,643
Evergy, Inc. 6.650% due 06/01/2055 •	1,000	1,027
Eversource Energy
3.350% due 03/15/2026	2,838	2,833
4.450% due 12/15/2030	3,700	3,681
5.125% due 05/15/2033	3,976	4,018
Exelon Corp. 5.600% due 03/15/2053	4,103	3,980
Fells Point Funding Trust 3.046% due 01/31/2027	20,000	19,769
FirstEnergy Corp. 3.400% due 03/01/2050	7,500	5,195

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

FirstEnergy Transmission LLC
2.866% due 09/15/2028		2,600	2,515
5.450% due 07/15/2044		10,100	9,766
Florida Power & Light Co.
2.875% due 12/04/2051		1,100	702
3.700% due 12/01/2047		16,800	12,968
3.950% due 03/01/2048		152	122
4.050% due 10/01/2044		4,200	3,511
5.100% due 04/01/2033		1,440	1,494
5.600% due 06/15/2054		100	101
5.600% due 02/15/2066		10,000	9,853
5.700% due 03/15/2055		5,215	5,294
FORESEA Holding SA 7.500% due 06/15/2030		1,851	1,827
Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	200	182
2.950% due 01/27/2029		$21,000	15,225
Georgia Power Co.
3.250% due 03/15/2051		19,600	13,428
4.750% due 09/01/2040		1,425	1,355
5.125% due 05/15/2052 (m)		30,600	28,565
5.400% due 06/01/2040		9,085	9,241
Idaho Power Co. 4.850% due 08/15/2040		8,000	7,403
Indiana Michigan Power Co.
3.250% due 05/01/2051		19,500	13,018
4.250% due 08/15/2048		5,570	4,520
4.550% due 03/15/2046		500	434
5.625% due 04/01/2053		13,219	13,101
Indianapolis Power & Light Co.
5.650% due 12/01/2032		30,000	31,377
5.700% due 04/01/2054		3,600	3,591
Interstate Power & Light Co. 6.250% due 07/15/2039		5,000	5,360
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		14,524	14,213
Jersey Central Power & Light Co.
2.750% due 03/01/2032		6,000	5,400
5.150% due 01/15/2036		10,000	10,129
6.150% due 06/01/2037		8,562	9,273
Kentucky Utilities Co.
3.300% due 06/01/2050		4,910	3,399
4.375% due 10/01/2045		7,100	6,014
5.125% due 11/01/2040		14,500	14,242
KeySpan Gas East Corp. 3.586% due 01/18/2052		12,700	8,509
Liberty Utilities Co. 5.869% due 01/31/2034		10,000	10,525
Louisville Gas & Electric Co.
4.250% due 04/01/2049		1,900	1,560
5.450% due 04/15/2033		15,000	15,717
Massachusetts Electric Co. 5.867% due 02/26/2054		9,100	9,138
MidAmerican Energy Co.
2.700% due 08/01/2052		1,000	614
3.150% due 04/15/2050		1,200	816
3.650% due 08/01/2048		6,000	4,499
3.950% due 08/01/2047		8,262	6,566
4.250% due 07/15/2049		5,300	4,355
4.400% due 10/15/2044		500	433
5.300% due 02/01/2055		17,000	16,173
5.350% due 01/15/2034		5,000	5,232
5.500% due 11/15/2056		15,000	14,745
5.850% due 09/15/2054		19,415	20,060
Midwest Connector Capital Co. LLC 4.625% due 04/01/2029		12,200	12,220
Mississippi Power Co.
3.100% due 07/30/2051		18,550	12,127
4.250% due 03/15/2042		7,400	6,363
Monongahela Power Co. 5.400% due 12/15/2043		9,061	8,860
National Grid Electricity Distribution East Midlands PLC 3.949% due 09/20/2032	EUR	9,700	11,759
National Grid PLC 5.809% due 06/12/2033		$3,700	3,944
Nevada Power Co. 6.000% due 03/15/2054		5,000	5,134
New York State Electric & Gas Corp. 3.300% due 09/15/2049		10,200	6,930
Niagara Mohawk Power Corp.
4.119% due 11/28/2042		3,850	3,245
5.664% due 01/17/2054		1,665	1,619
5.783% due 09/16/2052		10,550	10,495
5.996% due 07/03/2055		5,000	5,082
NiSource, Inc.
3.950% due 03/30/2048 (m)		6,830	5,349

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

4.375% due 05/15/2047	14,845	12,355
5.650% due 02/01/2045	8,640	8,619
5.800% due 02/01/2042	6,723	6,791
Northern States Power Co.
3.200% due 04/01/2052	1,400	962
4.500% due 06/01/2052	6,800	5,809
5.400% due 03/15/2054	6,881	6,704
NSTAR Electric Co.
4.400% due 03/01/2044	1,500	1,300
4.550% due 06/01/2052	5,900	5,029
4.950% due 09/15/2052	9,200	8,305
Oglethorpe Power Corp.
3.750% due 08/01/2050	10,600	7,602
4.500% due 04/01/2047	36,100	30,329
5.050% due 10/01/2048	28,500	25,587
5.250% due 09/01/2050	25,000	22,632
Ohio Edison Co.
5.500% due 01/15/2033	4,000	4,169
6.875% due 07/15/2036	3,500	4,012
8.250% due 10/15/2038	1,000	1,276
Ohio Power Co. 5.000% due 06/01/2033	3,600	3,659
Oklahoma Gas & Electric Co. 5.850% due 06/01/2040	4,000	4,168
Oncor Electric Delivery Co. LLC
2.700% due 11/15/2051	7,204	4,332
3.100% due 09/15/2049	6,000	4,002
4.100% due 11/15/2048	421	340
4.600% due 06/01/2052	8,700	7,368
4.950% due 09/15/2052	2,644	2,357
5.250% due 09/30/2040	15,100	14,988
5.300% due 06/01/2042	600	587
7.250% due 01/15/2033	1,900	2,173
7.500% due 09/01/2038	2,590	3,105
ONEOK, Inc.
4.450% due 09/01/2049	5,900	4,767
4.950% due 07/13/2047	4,900	4,292
5.050% due 11/01/2034	15,000	14,873
5.200% due 07/15/2048	44,323	39,984
5.450% due 06/01/2047	20,500	18,939
5.700% due 11/01/2054	24,280	22,643
5.850% due 11/01/2064	29,294	27,517
6.625% due 09/01/2053	5,700	5,976
Pacific Gas & Electric Co.
2.500% due 02/01/2031	22,900	20,638
3.150% due 01/01/2026	19,651	19,651
3.250% due 06/01/2031	9,400	8,762
3.300% due 03/15/2027	4,910	4,860
3.300% due 12/01/2027	8,000	7,882
3.300% due 08/01/2040	11,300	8,583
3.500% due 08/01/2050	68,788	46,474
3.750% due 08/15/2042	18,181	13,806
3.950% due 12/01/2047	12,183	9,104
4.000% due 12/01/2046	22,370	16,842
4.200% due 06/01/2041	2,000	1,668
4.250% due 03/15/2046	26,543	20,864
4.300% due 03/15/2045	9,100	7,253
4.500% due 07/01/2040	22,679	19,777
4.500% due 12/15/2041	27,149	22,653
4.600% due 06/15/2043	19,804	16,548
4.650% due 08/01/2028	12,000	12,091
4.750% due 02/15/2044	15,157	12,853
4.950% due 07/01/2050	32,577	27,572
5.250% due 03/01/2052	2,000	1,746
5.700% due 03/01/2035	10,000	10,287
6.000% due 08/15/2035	16,000	16,828
6.100% due 10/15/2055	17,500	17,196
6.150% due 03/01/2055	28,100	27,929
6.700% due 04/01/2053	37,196	39,305
PacifiCorp
2.700% due 09/15/2030	1,200	1,104
2.900% due 06/15/2052	23,756	13,930
3.300% due 03/15/2051	17,431	11,187
4.100% due 02/01/2042	2,419	1,918
4.125% due 01/15/2049	6,400	4,787
4.150% due 02/15/2050	5,545	4,128
5.300% due 02/15/2031	3,800	3,914
5.350% due 12/01/2053	27,100	23,828
5.450% due 02/15/2034	11,800	11,975
5.500% due 05/15/2054	15,008	13,424
5.800% due 01/15/2055	17,437	16,285
6.250% due 10/15/2037	14,040	14,690
6.350% due 07/15/2038	4,000	4,194
7.375% due 09/15/2055 •	6,500	6,630
PECO Energy Co.
2.800% due 06/15/2050	6,500	4,086

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

4.150% due 10/01/2044	8,900	7,484
4.600% due 05/15/2052	9,400	8,039
4.800% due 10/15/2043	1,185	1,072
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050	14,100	10,472
4.875% due 07/17/2049	11,200	9,620
6.250% due 01/25/2049	1,200	1,236
PG&E Recovery Funding LLC
5.231% due 06/01/2042	5,000	5,068
5.256% due 01/15/2040	5,000	5,137
5.536% due 07/15/2049	8,000	8,056
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	9,095	6,275
5.050% due 05/15/2052	5,000	4,474
5.100% due 02/15/2035	7,000	7,121
Pinnacle West Capital Corp. 4.550% (SOFRRATE + 0.820%) due 06/10/2026 ~	8,700	8,716
Plains All American Pipeline LP/PAA Finance Corp.
5.150% due 06/01/2042	300	275
5.700% due 09/15/2034	14,312	14,782
6.650% due 01/15/2037	2,329	2,538
6.700% due 05/15/2036	3,073	3,404
PPL Electric Utilities Corp.
3.000% due 10/01/2049	16,700	11,154
5.200% due 07/15/2041	5,500	5,313
Progress Energy, Inc. 7.750% due 03/01/2031	5,000	5,728
Public Service Co. of Colorado
3.200% due 03/01/2050	10,500	7,192
3.800% due 06/15/2047	5,000	3,836
3.950% due 03/15/2043	1,500	1,211
4.100% due 06/15/2048	8,626	6,877
4.300% due 03/15/2044	3,600	3,063
4.500% due 06/01/2052	4,600	3,845
5.250% due 04/01/2053	10,000	9,332
5.350% due 05/15/2034	16,925	17,399
5.750% due 05/15/2054	9,700	9,722
5.850% due 05/15/2055	20,741	21,037
6.250% due 09/01/2037	700	766
Public Service Co. of New Hampshire 3.600% due 07/01/2049	4,700	3,466
Public Service Co. of Oklahoma
3.150% due 08/15/2051	2,300	1,521
6.625% due 11/15/2037	1,135	1,246
Public Service Electric & Gas Co. 4.850% due 08/01/2034	5,902	5,953
Puget Energy, Inc. 4.100% due 06/15/2030	6,010	5,895
Puget Sound Energy, Inc.
4.223% due 06/15/2048	3,800	3,109
5.448% due 06/01/2053	4,400	4,250
Rio Oil Finance Trust 9.750% due 01/06/2027	2,045	2,110
RWE Finance U.S. LLC
5.125% due 09/18/2035	5,000	4,974
5.875% due 09/18/2055	9,800	9,592
San Diego Gas & Electric Co.
1.700% due 10/01/2030	1,000	893
2.950% due 08/15/2051	15,400	9,830
3.320% due 04/15/2050	10,305	7,141
3.700% due 03/15/2052	15,130	10,988
3.750% due 06/01/2047	7,550	5,786
3.950% due 11/15/2041	1,968	1,622
4.100% due 06/15/2049	18,761	14,921
4.150% due 05/15/2048	12,140	9,812
4.300% due 04/01/2042	5,097	4,375
4.500% due 08/15/2040	2,600	2,375
5.350% due 04/01/2053	38,086	36,145
5.400% due 04/15/2035	9,915	10,268
5.550% due 04/15/2054	4,500	4,380
6.000% due 06/01/2039	3,357	3,595
Saudi Electricity Global Sukuk Co. 2 5.060% due 04/08/2043	22,700	22,243
Saudi Electricity Global Sukuk Co. 3 5.500% due 04/08/2044	27,700	28,114
SCE Recovery Funding LLC
5.112% due 12/14/2049	3,000	2,838
5.341% due 03/15/2047	9,600	9,625
Sempra
3.250% due 06/15/2027	1,100	1,087
6.000% due 10/15/2039	15,145	15,815
6.375% due 04/01/2056 •	20,700	21,164
Shell Finance U.S., Inc. 5.125% due 10/15/2041	30,145	29,398
Sierra Pacific Power Co. 5.900% due 03/15/2054	4,800	4,808

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

Southern California Edison Co.
2.750% due 02/01/2032		6,800	6,063
2.950% due 02/01/2051		13,000	7,939
3.450% due 02/01/2052		14,000	9,316
3.650% due 02/01/2050		12,765	8,934
3.650% due 06/01/2051		31,200	21,398
3.900% due 12/01/2041		42,994	33,839
3.900% due 03/15/2043		6,655	5,140
4.000% due 04/01/2047		106,850	80,235
4.050% due 03/15/2042		3,834	3,063
4.125% due 03/01/2048		26,468	20,180
4.650% due 10/01/2043		41,350	35,254
4.875% due 03/01/2049		17,583	14,793
5.150% due 06/01/2029		9,890	10,110
5.200% due 06/01/2034		9,400	9,455
5.750% due 04/01/2035		8,073	8,344
5.900% due 03/01/2055		413	399
6.000% due 01/15/2034		5,900	6,203
6.050% due 03/15/2039		12,000	12,299
6.200% due 09/15/2055		17,400	17,544
6.650% due 04/01/2029		6,995	7,333
Southern California Gas Co.
3.750% due 09/15/2042		4,900	3,931
3.950% due 02/15/2050		8,127	6,265
4.300% due 01/15/2049		1,942	1,592
5.050% due 09/01/2034		17,850	18,147
5.125% due 11/15/2040		1,300	1,281
5.200% due 06/01/2033		3,500	3,622
5.600% due 04/01/2054		9,785	9,627
6.000% due 06/15/2055		7,100	7,300
Southern Co. Gas Capital Corp.
4.400% due 05/30/2047		15,925	13,327
5.875% due 03/15/2041		7,500	7,770
Southern Power Co. 5.250% due 07/15/2043		1,000	958
Southwest Gas Corp. 4.050% due 03/15/2032		11,261	10,871
Southwestern Electric Power Co.
2.750% due 10/01/2026		900	892
3.250% due 11/01/2051		550	364
3.850% due 02/01/2048		24,272	18,169
5.300% due 04/01/2033		7,000	7,195
6.200% due 03/15/2040		14,340	15,283
Southwestern Public Service Co.
3.150% due 05/01/2050		18,050	11,976
3.700% due 08/15/2047		3,465	2,610
3.750% due 06/15/2049		4,000	2,966
4.400% due 11/15/2048		1,000	836
4.500% due 08/15/2041		3,900	3,485
5.150% due 06/01/2052		13,000	11,066
6.000% due 10/01/2036		2,000	2,099
6.000% due 06/01/2054		13,170	13,514
SW Finance I PLC 7.000% due 04/16/2040	GBP	19,300	26,169
System Energy Resources, Inc.
5.300% due 12/15/2034		$4,100	4,146
6.000% due 04/15/2028		5,000	5,193
Tampa Electric Co. 4.450% due 06/15/2049		18,500	15,507
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% due 02/01/2031		11,280	11,352
Toledo Edison Co.
2.650% due 05/01/2028		16,667	15,868
6.150% due 05/15/2037		4,900	5,345
Union Electric Co.
3.900% due 04/01/2052		31,000	23,865
5.125% due 03/15/2055		8,300	7,622
5.450% due 03/15/2053		15,600	15,046
Verizon Communications, Inc.
2.987% due 10/30/2056		29,357	17,486
3.000% due 11/20/2060		500	293
3.400% due 03/22/2041 (m)		9,422	7,387
3.550% due 03/22/2051		100	71
3.700% due 03/22/2061		1,400	946
3.850% due 11/01/2042		14,860	11,930
3.875% due 03/01/2052 (m)		29,380	21,785
4.272% due 01/15/2036		1,000	937
4.862% due 08/21/2046		6,470	5,752
5.000% due 01/15/2036		12,900	12,795
5.050% due 05/09/2033		65	67
5.500% due 02/23/2054		1,602	1,539
5.750% due 11/30/2045		12,100	12,021
5.875% due 11/30/2055		9,600	9,491
6.000% due 11/30/2065		11,300	11,165
Virginia Electric & Power Co.
3.800% due 09/15/2047		12,700	9,758

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

4.000% due 11/15/2046	10,600	8,443
4.600% due 12/01/2048	4,744	4,088
5.450% due 04/01/2053	6,500	6,212
5.600% due 09/15/2055	10,000	9,722
6.000% due 05/15/2037	400	431
Vistra Operations Co. LLC
5.700% due 12/30/2034	3,000	3,099
6.000% due 04/15/2034	4,100	4,324
6.950% due 10/15/2033	5,067	5,662
Vodafone Group PLC
5.750% due 06/28/2054	13,673	13,295
5.875% due 06/28/2064	17,754	17,263
6.250% due 11/30/2032	2,650	2,898
7.000% due 04/04/2079 •	5,700	6,042
Wisconsin Public Service Corp.
2.850% due 12/01/2051	25,500	16,188
3.300% due 09/01/2049	3,100	2,165
3.671% due 12/01/2042	5,210	4,149
Xcel Energy, Inc.
4.600% due 06/01/2032	9,171	9,126
6.500% due 07/01/2036	6,900	7,569

		4,356,347

Total Corporate Bonds & Notes (Cost $22,259,646)		20,364,717

MUNICIPAL BONDS & NOTES 2.1%
CALIFORNIA 0.7%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	7,000	7,924
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009 6.263% due 04/01/2049	4,800	5,070
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	28,895	32,746
7.043% due 04/01/2050	15,775	18,035
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049	4,500	4,706
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010 6.875% due 11/01/2026	2,550	2,611
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	4,840	5,651
7.550% due 04/01/2039	3,607	4,382
California State General Obligation Bonds, (BABs), Series 2010 7.625% due 03/01/2040	7,575	9,142
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	9,010	10,070
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041	2,000	2,143
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	690	627
3.714% due 06/01/2041	14,115	10,987
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	13,140	14,401
7.618% due 08/01/2040	5,200	6,185
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	2,000	2,147
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040	875	981
Northern California Power Agency Revenue Bonds, (BABs), Series 2010 7.311% due 06/01/2040	500	557
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009 6.583% due 05/15/2049	4,305	4,599
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010 6.548% due 05/15/2048	25,100	26,839
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010 6.138% due 05/01/2049	1,795	1,848
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	27,844	23,146
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	7,803	6,354

		201,151

GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,212	2,395
6.655% due 04/01/2057	40,737	44,444

		46,839

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	870	921

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	14,433	16,208
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	1,080	1,137
Wheaton College, Illinois Revenue Bonds, Series 2004 6.090% due 10/01/2034	5,000	5,401

		23,667

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039	1,750	1,949

MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011 6.202% due 07/01/2031	2,360	2,499

MICHIGAN 0.1%
Michigan State University Revenue Bonds, Series 2022 4.165% due 08/15/2122	16,800	12,037
University of Michigan Revenue Bonds, Series 2020
2.437% due 04/01/2040	15,000	11,493
2.562% due 04/01/2050	7,000	4,406
University of Michigan Revenue Bonds, Series 2022 4.454% due 04/01/2122	7,400	5,767

		33,703

NEVADA 0.0%
Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005 0.000% due 06/01/2036 (e)	6,375	3,832

NEW JERSEY 0.0%
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010 7.102% due 01/01/2041	920	1,076

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	6,100	5,239

NEW YORK 0.3%
New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006 6.027% due 01/01/2046	460	453
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009 5.427% due 03/15/2039	1,140	1,163
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	452	457
5.389% due 03/15/2040	200	202
New York State Dormitory Authority Revenue Bonds, Series 2010 5.051% due 09/15/2027	2,735	2,793
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009 5.770% due 03/15/2039	7,370	7,594
Port Authority of New York & New Jersey Revenue Bonds, Series 2010 5.647% due 11/01/2040	500	533
Port Authority of New York & New Jersey Revenue Bonds, Series 2011 4.926% due 10/01/2051	200	186
Port Authority of New York & New Jersey Revenue Bonds, Series 2012 4.458% due 10/01/2062	84,130	70,605
Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.310% due 08/01/2046	2,800	2,732

		86,718

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs),Series 2009 6.449% due 02/15/2044	1,000	1,054
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	890	921
7.734% due 02/15/2033	7,325	8,513
8.084% due 02/15/2050	40,725	51,264
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	67	55

		61,807

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	12,595

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

TEXAS 0.4%
Dallas Convention Center Hotel Development Corp. Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	14,000	15,546
Dallas, Texas General Obligation Bonds, Series 2005
0.000% due 02/15/2033 (e)	19,795	14,390
0.000% due 02/15/2035 (e)	8,205	5,355
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035	20,933	21,498
5.169% due 04/01/2041	25,300	25,827
Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010 5.178% due 04/01/2030	16,000	16,376
University of Texas System Revenue Bonds, Series 2020 2.439% due 08/15/2049	8,700	5,424

		104,416

VIRGINIA 0.0%
University of Virginia Revenue Bonds, (BABs), Series 2009 6.200% due 09/01/2039	1,245	1,368

WISCONSIN 0.0%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 04/01/2036 (e)	1,900	1,135
0.000% due 04/01/2037 (e)	2,150	1,209
0.000% due 04/01/2038 (e)	2,800	1,477
0.000% due 04/01/2039 (e)	2,500	1,236

		5,057

Total Municipal Bonds & Notes (Cost $618,683)		591,916

U.S. GOVERNMENT AGENCIES 14.3%
Federal Home Loan Mortgage Corp. 5.500% due 08/01/2054 - 01/01/2055	35,075	35,595
Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates 4.304% due 10/25/2052 ~	17,961	15,630
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates 4.576% due 08/15/2032 ~	1	1
Federal National Mortgage Association
3.500% due 12/01/2042 - 04/01/2049	5,926	5,586
4.000% due 10/01/2040 - 08/01/2049	535	517
5.500% due 10/01/2054	303	312
Government National Mortgage Association
3.500% due 07/20/2052 - 07/20/2055	100,618	91,755
4.500% due 09/15/2033	3	3
8.500% due 09/15/2030	2	2
Government National Mortgage Association, TBA
3.500% due 02/01/2056	200	182
4.000% due 01/01/2056 - 02/01/2056	171,300	161,800
4.500% due 02/01/2056	116,600	113,507
5.000% due 02/01/2056	123,400	122,983
6.000% due 02/01/2056	47,800	48,683
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2056	831	788
4.500% due 01/01/2056 - 02/01/2056	1,355,938	1,322,758
5.000% due 01/01/2056 - 02/01/2056	1,806,549	1,800,065
6.000% due 02/01/2056 - 03/01/2056	300,000	307,910

Total U.S. Government Agencies (Cost $4,014,626)		4,028,077

U.S. TREASURY OBLIGATIONS 24.9%
U.S. Treasury Bonds
1.875% due 02/15/2051	221,800	124,013
2.000% due 02/15/2050 (o)(q)	14,100	8,269
2.250% due 02/15/2052 (o)(q)	84,300	51,176
2.375% due 02/15/2042 (m)(o)	514,700	379,038
2.500% due 02/15/2045 (o)	498,818	353,420
2.500% due 02/15/2046 (o)(q)	185,185	129,015
2.500% due 05/15/2046 (o)(q)	189,000	131,148
2.750% due 11/15/2042 (o)	100,000	76,875
2.750% due 08/15/2047 (o)	216,500	154,747
2.750% due 11/15/2047 (o)	100,512	71,634
2.875% due 08/15/2045 (o)	170,392	127,861
2.875% due 05/15/2049 (m)(o)	633,400	454,638
2.875% due 05/15/2052 (o)(q)	79,743	55,744
3.000% due 02/15/2048 (o)	17,600	13,102
3.000% due 08/15/2048 (o)	207,264	153,521
3.000% due 02/15/2049	151,900	111,937
3.125% due 02/15/2043 (m)(o)	321,900	260,450
3.125% due 05/15/2048 (o)(q)	91,885	69,815
3.250% due 05/15/2042 (o)	156,686	130,723
3.375% due 08/15/2042 (o)(q)	122,000	103,157
3.375% due 11/15/2048 (o)(q)	57,500	45,510
3.750% due 08/15/2041	75,600	68,158

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

3.875% due 02/15/2043 (o)(q)		128,300	115,462
3.875% due 05/15/2043 (m)(o)		176,200	158,119
4.000% due 11/15/2042		184,350	169,029
4.000% due 11/15/2052 (o)(q)		210,654	182,771
4.250% due 02/15/2054 (o)		189,500	171,379
4.250% due 08/15/2054 (m)		138,500	125,264
4.375% due 05/15/2041		153,100	149,225
4.375% due 08/15/2043		183,831	175,652
4.500% due 11/15/2054 (m)(o)(q)		502,600	474,211
4.625% due 11/15/2044 (m)		11,700	11,469
4.625% due 11/15/2045 (m)		230,800	225,571
4.625% due 05/15/2054 (o)(q)		351,800	338,910
4.625% due 02/15/2055 (m)		539,600	519,913
4.625% due 11/15/2055		61,000	58,779
4.750% due 02/15/2045 (m)		18,800	18,710
4.750% due 05/15/2055 (m)		182,890	179,761
4.750% due 08/15/2055 (m)		742,850	730,547
4.875% due 08/15/2045 (m)		37,357	37,731
U.S. Treasury Notes
4.250% due 08/15/2035 (m)(o)(q)		23,491	23,664
U.S. Treasury STRIPS
0.000% due 11/15/2041 (a)		35,800	16,474
0.000% due 02/15/2042 (a)(o)		17,670	8,010
0.000% due 05/15/2042 (a)		21,000	9,373
0.000% due 11/15/2042 (a)		26,900	11,673

Total U.S. Treasury Obligations (Cost $7,824,706)			6,985,648

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
1166 Avenue of the Americas Commercial Mortgage Trust II 5.690% due 10/13/2037		20,220	17,593
Bank 2.283% due 09/15/2064		7,400	7,013
BX Commercial Mortgage Trust 4.763% due 02/15/2039 •		2,277	2,275
CHL Mortgage Pass-Through Trust 4.506% due 02/25/2035 •		6	6
CSMC Trust 5.265% due 07/15/2038 •		3,000	2,687
DC Commercial Mortgage Trust 6.314% due 09/12/2040		2,000	2,061
GS Mortgage-Backed Securities Trust 4.694% due 10/01/2075 «(b)		138,000	139,237
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042		6,910	6,507
4.248% due 07/05/2033		6,100	5,818
4.597% due 04/15/2037 •		939	928
Merrill Lynch Mortgage Investors Trust
4.883% due 01/25/2029 •		8	8
5.290% due 03/25/2028 •		2	2
Natixis Commercial Mortgage Securities Trust 3.821% due 02/15/2039		9,900	9,326
New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~		6,415	6,204
6.864% due 10/25/2063 þ		4,474	4,527
One New York Plaza Trust 4.815% due 01/15/2036 •		8,000	7,848
PMT Loan Trust 5.224% due 08/25/2056 •		628	628
PRKCM Trust 7.225% due 11/25/2058 þ		759	769
Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	389,700	260,066
5.713% due 12/30/2057 «(b)		13,000	8,676
5.863% due 12/30/2057 «(b)		9,100	6,073
6.163% due 12/30/2057 «(b)		4,800	3,203
6.563% due 12/30/2057 «(b)		3,500	2,336
Structured Adjustable Rate Mortgage Loan Trust 5.046% due 09/25/2034 ~		$24	24
Towd Point Mortgage Trust 4.846% due 05/25/2058 •		680	693
VASA Trust 4.765% due 07/15/2039 •		1,000	987

Total Non-Agency Mortgage-Backed Securities (Cost $493,815)			495,495

ASSET-BACKED SECURITIES 0.3%
CMBS OTHER 0.1%
Arbor Realty Commercial Real Estate Notes Ltd. 5.215% due 11/15/2036 •		6,564	6,607
MF1 LLC 5.468% due 03/19/2039 •		1,000	1,003
MF1 Ltd. 4.929% due 10/16/2036 •		3,686	3,684

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

PFP Ltd. 5.610% due 09/17/2039 •		2,550	2,558

			13,852

HOME EQUITY OTHER 0.0%
Finance America Mortgage Loan Trust 4.716% due 11/25/2034 •		2,771	2,849
Morgan Stanley ABS Capital I, Inc. Trust 4.701% due 03/25/2034 •		1,654	1,702
Soundview Home Loan Trust 4.306% due 06/25/2036 •		3,656	3,565

			8,116

OTHER ABS 0.2%
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ		3,985	3,912
Atlas Senior Loan Fund XV Ltd. 5.080% due 10/23/2032 •		4,648	4,651
BlueMountain CLO Ltd. 5.048% due 10/25/2030 •		4,704	4,710
Dryden 54 Senior Loan Fund 5.034% due 10/19/2029 •		1,724	1,726
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		1,646	1,645
KKR CLO 11 Ltd. 5.346% due 01/15/2031 •		1,296	1,297
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		7,597	7,607
Madison Park Funding XXXV Ltd. 5.136% due 04/20/2032 •		1,363	1,364
METAL LLC 4.581% due 10/15/2042		9,301	6,510
Octagon Investment Partners 39 Ltd. 5.034% due 10/20/2030 •		1,776	1,778
Pikes Peak CLO 2 5.104% due 10/11/2034 •		3,000	3,003
Pikes Peak CLO 4 5.115% due 07/15/2034 •		3,000	3,003
Start II Ltd. 4.089% due 03/15/2044		2,406	2,400
TIAA CLO IV Ltd. 5.024% due 01/20/2032 •		822	822
VB-S1 Issuer LLC 3.706% due 02/15/2057		7,100	6,503
Venture 36 CLO Ltd. 5.276% due 04/20/2032 •		3,634	3,637
Venture XIX CLO Ltd. 5.426% due 01/15/2032 •		1,052	1,053
Voya CLO Ltd.
5.084% due 07/20/2032 •		2,974	2,976
5.223% due 10/17/2032 •		1,550	1,551

			60,148

Total Asset-Backed Securities (Cost $85,073)			82,116

SOVEREIGN ISSUES 4.3%
Abu Dhabi Government International Bonds
2.700% due 09/02/2070		37,100	20,871
3.125% due 04/16/2030		13,700	13,302
3.125% due 09/30/2049		5,200	3,718
3.875% due 04/16/2050		12,600	10,151
Brazil Government International Bonds 5.000% due 01/27/2045		46,630	37,523
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		11,500	12,134
Chile Government International Bonds 4.000% due 01/31/2052		3,200	2,545
Colombia TES
11.000% due 08/22/2029	COP	187,697,600	46,976
11.750% due 01/24/2035		178,589,300	44,034
12.750% due 11/28/2040		189,266,600	49,140
13.250% due 02/09/2033		163,837,700	43,957
Israel Government International Bonds
3.875% due 07/03/2050		$18,000	13,239
4.125% due 01/17/2048		13,300	10,438
4.500% due 04/03/2120		4,600	3,444
5.375% due 03/12/2029		5,000	5,153
5.375% due 02/19/2030		17,400	18,019
5.500% due 03/12/2034		5,000	5,186
5.750% due 03/12/2054		20,000	19,280
Mexico Government International Bonds
3.500% due 09/19/2029	EUR	5,500	6,449
3.771% due 05/24/2061		$59,442	36,809

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

4.500% due 03/19/2034	EUR	4,400	5,155
4.750% due 03/22/2031		$15,000	14,865
5.125% due 03/19/2038	EUR	1,700	1,988
5.375% due 03/22/2033		$4,800	4,774
5.625% due 09/22/2035		9,600	9,480
6.338% due 05/04/2053		1,564	1,495
6.400% due 05/07/2054		25,000	24,100
6.875% due 05/13/2037		8,200	8,770
7.375% due 05/13/2055		3,100	3,347
Mexico Udibonos
2.750% due 11/27/2031 (g)	MXN	1,213	61
4.000% due 11/30/2028 (g)		40,342	2,231
4.000% due 08/24/2034 (g)		364	19
Peru Government Bonds
5.350% due 08/12/2040	PEN	2,700	713
5.400% due 08/12/2034		21,100	6,265
7.300% due 08/12/2033		192,055	65,204
Peru Government International Bonds
5.375% due 02/08/2035		$1,800	1,843
5.400% due 08/12/2034	PEN	365,300	108,457
5.875% due 08/08/2054 (m)		$1,400	1,391
6.150% due 08/12/2032	PEN	121,496	39,007
6.900% due 08/12/2037		3,900	1,215
6.950% due 08/12/2031		88,832	29,383
Qatar Government International Bonds
4.400% due 04/16/2050		$6,800	6,029
5.103% due 04/23/2048		28,900	28,594
Queensland Treasury Corp. 1.500% due 08/20/2032	AUD	43,400	23,393
Republic of Poland Government International Bonds 5.500% due 04/04/2053		$12,400	11,940
Republic of South Africa Government International Bonds
4.850% due 09/30/2029		7,300	7,314
5.750% due 09/30/2049		38,900	32,833
Romania Government International Bonds
1.750% due 07/13/2030	EUR	9,100	9,673
2.875% due 04/13/2042		9,100	7,066
3.750% due 02/07/2034		2,900	3,073
5.250% due 03/10/2030		12,700	15,619
5.250% due 05/30/2032		8,700	10,459
5.625% due 02/22/2036		4,900	5,703
5.625% due 05/30/2037		9,700	11,109
Saudi Government International Bonds
3.375% due 03/05/2032		5,000	5,909
3.450% due 02/02/2061		$13,100	8,378
3.750% due 03/05/2037	EUR	7,100	8,211
4.500% due 10/26/2046		$47,700	40,829
4.625% due 10/04/2047		14,800	12,854
5.000% due 04/17/2049		15,000	13,587
5.000% due 01/18/2053		25,000	22,292
5.125% due 01/13/2028		20,000	20,443
5.375% due 01/13/2031		20,000	20,986
5.750% due 01/16/2054		34,400	34,055
State of Israel 3.800% due 05/13/2060		2,100	1,422
U.K. Gilts 4.375% due 07/31/2054	GBP	101,327	119,899
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(f)		$25	15
0.000% due 02/01/2034 þ(f)		93	44
0.000% due 02/01/2035 þ(f)		79	45
0.000% due 02/01/2036 þ(f)		65	37
4.500% due 02/01/2034 þ		137	84
4.500% due 02/01/2035 þ		182	109
4.500% due 02/01/2036 þ		137	81

Total Sovereign Issues (Cost $1,248,105)			1,214,216

		SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Foresea Holdings SA «		179,471	4,050

REAL ESTATE 0.0%
MNSN Holdings, Inc. «(c)(k)		14,866	743

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

Total Common Stocks (Cost $3,878)		4,793

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500%	20,200	24,482

Total Convertible Preferred Securities (Cost $24,500)		24,482

PREFERRED SECURITIES 2.5%
BANKING & FINANCE 2.5%
American Express Co. 3.550% due 09/15/2026 (h)	6,400,000	6,317
Banco Santander SA 8.000% due 02/01/2034 (h)(i)	15,000,000	16,604
Bank of America Corp. 5.875% due 03/15/2028 (h)	93,500,000	94,508
Capital One Financial Corp. 3.950% due 09/01/2026 (h)	5,700,000	5,634
Charles Schwab Corp.
4.000% due 06/01/2026 (h)	11,000,000	10,931
4.000% due 12/01/2030 (h)	57,000,000	53,280
5.000% due 12/01/2027 (h)	8,150,000	7,998
Citigroup, Inc.
3.875% due 02/18/2026 (h)	40,000,000	39,906
6.875% due 12/31/2099	29,000,000	29,685
6.950% due 02/15/2030 (h)	26,469,000	27,277
7.000% due 08/15/2034 (h)	17,100,000	18,014
7.125% due 08/15/2029 (h)(m)	9,000,000	9,287
7.200% due 05/15/2029 (h)	9,400,000	9,706
7.625% due 11/15/2028 (h)	5,100,000	5,345
CoBank ACB
4.250% due 01/01/2027 (h)	12,600,000	12,370
6.450% due 10/01/2027 (h)	15,000,000	15,120
7.125% due 01/01/2030 (h)	15,000,000	15,576
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 (h)	8,500,000	8,388
Farm Credit Bank of Texas
7.000% due 09/15/2030 (h)	5,400,000	5,571
7.750% due 06/15/2029 (h)	4,000,000	4,197
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 (h)	21,900,000	21,607
6.125% due 11/10/2034 (h)(m)	32,000,000	32,612
6.850% due 02/10/2030 (h)	15,000,000	15,611
7.500% due 02/10/2029 (h)	3,500,000	3,715
7.500% due 05/10/2029 (h)	10,000,000	10,590
JPMorgan Chase & Co.
3.650% due 06/01/2026 (h)	26,000,000	25,867
4.625% due 06/01/2026 (h)	829,000	16,282
6.406% (TSFR3M + 2.745%) due 04/01/2026 (h)	12,700,000	12,727
6.500% due 04/01/2030 (h)	41,000,000	42,583
6.875% due 06/01/2029 (h)	18,050,000	19,067
MetLife Capital Trust IV 7.875% due 12/15/2067	23,640,000	26,232
PNC Financial Services Group, Inc.
3.400% due 09/15/2026 (h)	2,700,000	2,648
6.250% due 03/15/2030 (h)	1,100,000	1,136
State Street Corp. 6.700% due 03/15/2029 (h)	11,900,000	12,375
U.S. Bancorp 5.300% due 04/15/2027 (h)	13,555,000	13,607
Wells Fargo & Co.
3.900% due 03/15/2026 (h)	26,874,000	26,799
6.850% due 09/15/2029 (h)	20,000,000	20,922

		700,094

INDUSTRIALS 0.0%
SVB Financial Trust
0.000% due 11/07/2032 (e)	516,000	67
11.000% due 11/07/2032	16,945	8,074

		8,141

Total Preferred Securities (Cost $725,393)		708,235

SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (j)	8,171,423	8,171

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (l) 0.3%		83,304

U.S. TREASURY BILLS 0.0%
3.687% due 01/27/2026 - 04/21/2026 (d)(e)(q)	5,901	5,851

Total Short-Term Instruments (Cost $97,325)		97,326

Total Investments in Securities (Cost $37,483,731)		34,684,713

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	930,342	9,062

Total Short-Term Instruments (Cost $9,062)		9,062

Total Investments in Affiliates (Cost $9,062)		9,062

Total Investments 123.4% (Cost $37,492,793)		$34,693,775
Financial Derivative Instruments (n)(p) (0.0)%(Cost or Premiums, net $609,046)		(11,853)
Other Assets and Liabilities, net (23.4)%		(6,568,717)

Net Assets 100.0%		$28,113,205

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«						Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						When-issued security.
(c)						Security did not produce income within the last twelve months.
(d)						Coupon represents a weighted average yield to maturity.
(e)						Zero coupon security.
(f)						Security becomes interest bearing at a future date.
(g)						Principal amount of security is adjusted for inflation.
(h)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)						Contingent convertible security.
(j)						Coupon represents a 7-Day Yield.
(k)						RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Alfa-Bank CJSC 6.330% due 10/21/2026					10/27/2025	$5,932	$5,932	0.02%
Constellation Pharmaceutical, Inc. 5.550% due 07/01/2033					01/16/2025	9,694	10,074	0.04
Credit Opportunities Partners LLC 6.520% due 03/20/2028					03/20/2025	6,900	6,983	0.02
Credit Opportunities Partners LLC 6.740% due 03/20/2030					02/20/2025	8,200	8,353	0.03
Dorchester LLC 4.349% due 01/04/2027					12/10/2025	13,097	13,162	0.05
Hardwood Funding LLC 4.840% due 06/07/2028					03/11/2025	2,600	2,628	0.01
Hardwood Funding LLC 4.980% due 06/07/2030					03/11/2025	1,700	1,729	0.01
Hardwood Funding LLC 5.160% due 06/07/2032					03/11/2025	4,200	4,296	0.02
MNSN Holdings, Inc.					04/26/2022	289	743	0.00
Morgan Stanley 0.000% due 04/02/2032					02/11/2020 - 08/23/2021	55,651	45,551	0.16
National Football League 5.250% due 10/05/2034					06/27/2025	34,600	35,284	0.12
National Football League 5.420% due 10/05/2037					06/27/2025	12,000	12,130	0.04
National Football League 5.580% due 10/05/2033					03/14/2024	10,000	10,209	0.04
National Football League 5.680% due 10/05/2035					03/14/2024	5,000	5,079	0.02
National Football League 5.890% due 10/05/2043					03/14/2024	5,000	4,960	0.02
Pantheon Senior Debt Secondaries III 6.026% due 03/26/2026					03/18/2025	8,700	8,700	0.03
Pinnacol Assurance 8.625% due 06/25/2034					06/23/2014	24,000	25,940	0.09
Project Alpha Investindustrial 4.150% due 02/27/2026					02/28/2025	5,392	6,108	0.02
Royal Bank of Scotland International Ltd. 4.660% due 12/16/2028					11/18/2025	30,000	29,974	0.11

						$242,955	$237,835	0.85%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.790%	01/02/2026	01/05/2026	$73,800	U.S. Treasury Notes 3.500% due 11/30/2030	$(75,270)	$73,800	$73,800
	3.870	12/31/2025	01/02/2026	3,700	U.S. Treasury Notes 4.000% due 01/31/2031	(3,768)	3,700	3,701
DEU	3.450	12/31/2025	01/02/2026	5,804	U.S. Treasury Bonds 4.625% due 11/15/2045	(5,802)	5,804	5,805

Total Repurchase Agreements						$(84,840)	$83,304	$83,306

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOO	3.100%	12/30/2025	01/05/2026		$(11,243)	$(11,246)
	3.740	01/02/2026	01/05/2026		(100,625)	(100,625)
BOS	3.200	12/12/2025	03/04/2026		(2,796)	(2,801)
BPS	3.750	12/12/2025	TBD(3)		(8,976)	(8,996)
BRC	(1.750)	12/12/2025	TBD(3)		(2,764)	(2,767)
	1.750	12/12/2025	TBD(3)		(790)	(790)
	2.500	12/12/2025	TBD(3)		(1,091)	(1,093)
	2.650	12/19/2025	TBD(3)	GBP	(1,794)	(2,421)
	2.750	12/12/2025	TBD(3)		$(3,746)	(3,752)
	3.000	12/12/2025	01/30/2026		(5,255)	(5,265)
	3.000	12/12/2025	TBD(3)		(2,750)	(2,755)
	3.350	12/12/2025	TBD(3)		(27,641)	(27,695)
	3.450	12/12/2025	TBD(3)		(9,358)	(9,376)
	3.550	12/12/2025	TBD(3)		(17,221)	(17,257)
	3.650	12/12/2025	TBD(3)		(95,920)	(96,124)
	3.820	01/02/2026	01/05/2026		(25,213)	(25,213)
BSN	3.930	12/18/2025	01/02/2026		(38,384)	(38,447)
DEU	3.600	12/31/2025	01/02/2026		(6,015)	(6,016)
JML	2.750	12/19/2025	TBD(3)	GBP	(3,693)	(4,983)
	3.400	12/12/2025	TBD(3)		$(656)	(658)
JPS	3.500	12/12/2025	01/30/2026		(673)	(675)
	3.550	12/12/2025	01/30/2026		(34,286)	(34,357)
	3.630	12/12/2025	01/30/2026		(6,971)	(6,986)
	3.810	01/02/2026	01/07/2026		(11,928)	(11,928)
	3.880	12/31/2025	01/05/2026		(191,961)	(192,002)
	3.890	12/22/2025	01/05/2026		(270,310)	(270,631)
MEI	2.000	12/12/2025	03/04/2026		(7,370)	(7,379)
MSC	3.000	12/12/2025	01/30/2026		(5,492)	(5,501)
	3.250	12/12/2025	01/30/2026		(1,526)	(1,528)
MYI	3.600	12/12/2025	TBD(3)		(606)	(607)
NOM	1.750	12/12/2025	TBD(3)		(693)	(694)
	2.750	12/12/2025	TBD(3)		(1,035)	(1,037)
	3.400	12/12/2025	TBD(3)		(4,400)	(4,408)
	3.550	12/12/2025	TBD(3)		(3,740)	(3,748)
NXN	3.820	01/02/2026	01/09/2026		(1,621,046)	(1,621,046)
	3.930	12/18/2025	01/02/2026		(1,646,832)	(1,649,528)

Total Reverse Repurchase Agreements						$(4,180,335)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date		Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)

GSC	3.950%	12/23/2025	01/02/2026		$(2,680)	$(2,682)
	3.950	12/23/2025	01/07/2026		(3,126)	(3,130)
MSC	3.910	12/31/2025	01/26/2026		(1,075)	(1,075)
TDM	3.900	12/23/2025	01/02/2026		(14,142)	(14,157)
UBS	3.890	12/24/2025	01/22/2026		(148,378)	(148,523)
	3.890	12/31/2025	01/12/2026		(496)	(496)
	3.890	12/31/2025	01/21/2026		(6,944)	(6,946)
	3.890	12/31/2025	01/22/2026		(1,075)	(1,075)
	3.890	12/31/2025	01/26/2026		(827)	(827)
	3.940	12/24/2025	01/08/2026		(6,677)	(6,684)
	3.940	12/31/2025	01/08/2026		(248)	(248)

Total Sale-Buyback Transactions						$(185,843)

(m)	Securities with an aggregate market value of $2,589,363 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(2,768,318) at a weighted average interest rate of 4.268%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(349) of deferred price drop.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note February Futures	$111.500	01/23/2026	1,637	$1,637	$(273)	$(256)
Put - CBOE U.S. Treasury 10-Year Note February Futures	112.000	01/23/2026	631	631	(108)	(200)
Call - CBOE U.S. Treasury 10-Year Note February Futures	113.500	01/23/2026	2,268	2,268	(438)	(175)
Put - EUREX Euro-Bund January 2026 Futures	EUR	127.500	01/23/2026	167	167	(85)	(118)
Call - EUREX Euro-Bund January 2026 Futures	130.500	01/23/2026	167	167	(90)	(8)

Total Written Options	$(994)	$(757)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2027	4,153	$1,005,960	$9,053	$0	$(259)
3-Month SOFR Active Contract December Futures	03/2028	7,248	1,753,019	14,820	0	(544)
Australia Government 10-Year Bond March Futures	03/2026	1,329	97,102	202	111	0
Euro-Bobl March Futures	03/2026	137	18,702	(134)	0	(13)
Euro-Bund March Futures	03/2026	247	37,030	(513)	0	(67)
Japan Government 10-Year Bond March Futures	03/2026	204	172,444	(1,132)	0	(378)
Long Guilt March Futures	03/2026	998	122,916	954	215	(94)
U.S. Treasury 10-Year Note March Futures	03/2026	5,312	597,268	(2,839)	0	(1,079)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	24,374	2,876,132	(50,897)	0	(9,140)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	3,648	419,577	(2,720)	0	(684)

$(33,206)	$326	$(12,258)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2026	14,353	$(1,568,850)	$3,078	$1,682	$0

Total Futures Contracts	$(30,128)	$2,008	$(12,258)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin(6)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Citigroup, Inc.	(1.000)%	Quarterly	12/20/2032	0.685%	$7,500	$305	$(450)	$(145)	$0	$0
General Motors Co.	(5.000)	Quarterly	06/20/2030	0.914	21,300	(3,584)	(13)	(3,597)	0	0
JPMorgan Chase & Co.	(1.000)	Quarterly	12/20/2032	0.546	12,500	269	(620)	(351)	0	0

$(3,010)	$(1,083)	$(4,093)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	06/20/2027	0.396%	$15,000	$2,072	$(1,054)	$1,018	$0	$(3)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.414	87,600	(468)	1,714	1,246	0	(23)
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.299	31,000	393	(175)	218	2	0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	0.252	EUR	1,600	(4)	45	41	0	0
Deutsche Bank	1.000	Quarterly	12/20/2030	0.620	14,200	249	53	302	8	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051	$5,200	62	(37)	25	0	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

Glencore Finance	5.000	Quarterly	06/20/2031	0.920	EUR	5,000	1,153	73	1,226	0	(3)
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.252	$11,700	73	(29)	44	1	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.226	56,200	299	(78)	221	3	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.143	15,900	469	(400)	69	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.367	36,500	804	(1,332)	(528)	0	(5)
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	0.095	10,800	1,877	(1,612)	265	1	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.235	EUR	7,700	82	89	171	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.287	$10,000	240	(168)	72	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.392	45,200	(132)	799	667	0	(3)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.425	9,700	(24)	185	161	2	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.455	EUR	13,350	105	107	212	0	(1)
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.107	$10,900	78	19	97	1	0

$7,328	$(1,801)	$5,527	$19	$(40)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$276	$(8)	$9	$1	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	32,292	(1,171)	1,367	196	0	(2)
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(7)	8	1	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	5,100	(223)	254	31	0	(1)
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	1,600	(61)	67	6	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	2,000	(58)	59	1	0	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030	200	(7)	6	(1)	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030	1,400	(31)	16	(15)	1	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	31,565	587	98	685	1	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	3,005,470	63,446	4,877	68,323	27	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	17,568,675	395,598	7,591	403,189	251	0
iTraxx Main 44 5-Year Index	1.000	Quarterly	12/20/2030	EUR	248,310	6,317	512	6,829	77	0

$464,382	$14,864	$479,246	$357	$(3)

INTEREST RATE SWAPS
Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	847,475	$(4,300)	$6,351	$2,051	$417	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035	4,200	(12)	(8)	(20)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	$776,800	60,943	(21,181)	39,762	359	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	400,000	25,816	(11,236)	14,580	185	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	593,560	(10,846)	3,009	(7,837)	773	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	2,354,200	54,136	8,108	62,244	3,356	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	500,000	7,081	(744)	6,337	749	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2031	785,750	(502)	(4,224)	(4,726)	1,341	0
Receive	1-Day USD-SOFR Compounded-OIS	3.704	Annual	04/30/2031	344,000	0	(2,256)	(2,256)	587	0
Receive	1-Day USD-SOFR Compounded-OIS	3.769	Annual	04/30/2031	218,500	0	(2,277)	(2,277)	370	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	510,660	18,869	(19,487)	(618)	1,083	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	301,000	(14,925)	14,426	(499)	665	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035	18,100	(53)	414	361	42	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053	37,700	788	536	1,324	128	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053	107,681	187	1,660	1,847	372	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054	71,000	0	4,851	4,851	234	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	249,200	4,161	24,054	28,215	796	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	940,100	7,577	(10,567)	(2,990)	0	(480)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	12/17/2035	256,600	(2,938)	(7,871)	(10,809)	0	(308)
Pay(7)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031	EUR	443,500	2,279	(5,024)	(2,745)	0	(345)
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056	166,530	(1,738)	11,668	9,930	556	0

$146,523	$(9,798)	$136,725	$12,018	$(1,133)

Total Swap Agreements	$615,223	$2,182	$617,405	$12,394	$(1,176)

(o)

Securities with an aggregate market value of $1,136,725 and cash of $25,799 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin asset of $285 and liability of $(271) for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2026	COP	20,272,551	$5,316	$0	$(5)
01/2026	EUR	12,366	14,509	0	(29)
01/2026	GBP	339	JPY	70,000	0	(10)
01/2026	200,738	$264,292	0	(6,291)
01/2026	$863	JPY	134,276	0	(5)
02/2026	COP	5,360,174	$1,389	0	(6)
03/2026	45,291,638	11,787	110	0
03/2026	PEN	80,250	23,806	0	(5)
BPS	01/2026	AUD	50,197	33,040	0	(461)
01/2026	$2,424	EUR	2,064	3	0
01/2026	3,089	GBP	2,342	68	0
01/2026	319	JPY	50,000	0	0
02/2026	COP	1,745,161	$456	2	0
BRC	01/2026	$3,067	AUD	4,683	58	0
BSH	01/2026	JPY	134,276	$863	5	0
01/2026	PEN	113	32	0	(2)
01/2026	$34	PEN	113	0	0
02/2026	COP	24,344,458	$6,348	19	(6)
02/2026	PEN	80,133	23,442	0	(362)
03/2026	30,217	8,780	0	(184)
05/2026	71,032	20,322	0	(707)
06/2026	60,512	17,712	0	(178)
09/2026	37,050	10,824	0	(91)
CBK	01/2026	AUD	11,205	7,449	0	(29)
01/2026	COP	117,274,642	30,900	171	(35)
01/2026	EUR	10,052	11,836	18	0
01/2026	GBP	3,485	AUD	7,000	0	(26)
01/2026	4,128	$5,460	0	(104)
01/2026	PEN	139,006	39,834	0	(1,492)
01/2026	$1,437	AUD	2,165	8	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

01/2026	5,690	COP	21,446,831	0	(13)
01/2026	18,011	PEN	60,698	36	0
02/2026	COP	22,849,700	$5,998	71	0
02/2026	PEN	102,272	30,194	0	(195)
03/2026	COP	37,500,543	9,897	174	0
03/2026	PEN	175,361	51,245	0	(784)
04/2026	COP	18,754,055	4,917	95	0
05/2026	PEN	28,067	7,915	0	(395)
05/2026	$11	PEN	36	0	0
08/2026	PEN	33,744	$9,891	0	(58)
11/2026	14,562	4,257	0	(18)
DUB	02/2026	14,478	4,071	0	(230)
FAR	01/2026	AUD	4,683	3,026	0	(100)
01/2026	EUR	2,851	AUD	5,006	0	(11)
01/2026	GBP	3,381	6,800	0	(19)
01/2026	$32	JPY	5,000	0	0
03/2026	PEN	72	$21	0	0
03/2026	$0	MXN	1	0	0
GLM	02/2026	COP	1,351,596	$352	1	0
03/2026	58	0	0	0
JPM	02/2026	8	0	0	0
03/2026	9,700,157	2,510	0	(4)
MBC	01/2026	EUR	209,800	243,503	0	(3,159)
01/2026	GBP	3,934	5,244	0	(58)
01/2026	JPY	298,153	1,919	14	0
01/2026	$1,373	AUD	2,059	1	0
01/2026	10,703	EUR	9,069	0	(41)
01/2026	11,618	GBP	8,690	95	0
02/2026	MXN	511	$27	0	(1)
MYI	01/2026	EUR	55	JPY	10,006	0	(1)
01/2026	JPY	285,100	$1,831	10	0
NGF	01/2026	EUR	571	AUD	1,001	0	(3)
SCX	01/2026	570	1,003	0	(1)
01/2026	442	JPY	80,000	0	(9)
01/2026	GBP	193	39,921	0	(5)
01/2026	JPY	104,160	$670	4	0
01/2026	$2,344	GBP	1,761	30	0
01/2026	769	JPY	119,805	0	(4)

Total Forward Foreign Currency Contracts	$993	$(15,137)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.551%	01/05/2026	34,800	$(81)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.831	01/05/2026	34,800	(81)	(19)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	17,500	(45)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	17,500	(45)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622	01/29/2026	36,100	(77)	(49)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	36,100	(77)	(107)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	37,300	(86)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	37,300	(86)	(7)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.548	01/02/2026	38,000	(93)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.848	01/02/2026	38,000	(93)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	34,900	(77)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	34,900	(77)	(35)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	34,900	(94)	(24)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	34,900	(94)	(28)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	37,100	(94)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	37,100	(95)	(7)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	38,000	(90)	(12)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	38,000	(90)	(19)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.498	01/05/2026	45,500	(105)	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Pay	3.798	01/05/2026	45,500	(105)		(68)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Receive	3.639	01/12/2026	47,500	(112)		(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Pay	3.919	01/12/2026	47,500	(112)		(23)

								$(1,909)		$(429)

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)		Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056			$97.375	01/07/2026		$108,000	$(297)		$0

Total Written Options								$(2,206)		$(429)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Colombia Government International Bonds	1.000%	Quarterly	12/20/2026	0.897%	$1,400	$(37)	$39	$2	$0
	Italy Government International Bonds	1.000	Quarterly	12/20/2026	0.063	43,300	80	324	404	0
BPS	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.897	1,100	(30)	31	1	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164	700	(62)	60	0	(2)
BRC	Colombia Government International Bonds	1.000	Quarterly	06/20/2026	0.777	9,300	(242)	254	12	0
CBK	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.897	1,100	(29)	30	1	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075	300	(11)	11	0	0
	Italy Government International Bonds	1.000	Quarterly	12/20/2026	0.063	13,100	9	113	122	0
GST	Colombia Government International Bonds	1.000	Quarterly	06/20/2026	0.777	9,400	(245)	258	13	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075	12,300	(498)	489	0	(9)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164	5,700	(508)	492	0	(16)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.620	8,800	1,230	(663)	567	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.534	5,200	(55)	125	70	0
JPM	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075	200	(8)	8	0	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.221	9,300	(73)	110	37	0
	Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	1.785	73,600	(936)	409	0	(527)
MYC	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075	3,400	(192)	189	0	(3)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164	4,000	(357)	346	0	(11)
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.290	23,100	65	100	165	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.362	16,700	(57)	216	159	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.480	7,200	(139)	230	91	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.534	31,300	(330)	752	422	0

							$(2,425)	$3,923	$2,066	$(568)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index		0.500%	Monthly	11/17/2059	$1,800	$(53)	$58	$5	$0
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/17/2058	351	(13)	13	0	0
MEI	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	1	0	0	0	0
MYC	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	7,700	(228)	251	23	0
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/17/2058	447	(17)	17	0	0
SAL	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	4,900	(140)	155	15	0
	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061	7,500	(9)	56	47	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

UAG		CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	3,200	(92)	102	10	0

								$(552)	$652	$100	$0

TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,707,216	3.250% (SOFR less a specified spread)	Monthly	09/23/2026	$298,308	$0	$897	$897	$0

Total Swap Agreements								$(2,977)	$5,472	$3,063	$(568)

(q)

Securities with an aggregate market value of $14,885 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)						Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Loan Participations and Assignments						$0	$14,012	$73,680		$87,692
Corporate Bonds & Notes
Banking & Finance						0	7,441,807	79,903		7,521,710
Industrials						0	8,408,924	77,736		8,486,660
Utilities						0	4,356,347	0		4,356,347
Municipal Bonds & Notes
California						0	201,151	0		201,151
Georgia						0	46,839	0		46,839
Illinois						0	23,667	0		23,667
Indiana						0	1,949	0		1,949
Massachusetts						0	2,499	0		2,499
Michigan						0	33,703	0		33,703
Nevada						0	3,832	0		3,832
New Jersey						0	1,076	0		1,076
New Mexico						0	5,239	0		5,239
New York						0	86,718	0		86,718
Ohio						0	61,807	0		61,807
Pennsylvania						0	12,595	0		12,595
Texas						0	104,416	0		104,416
Virginia						0	1,368	0		1,368
Wisconsin						0	5,057	0		5,057
U.S. Government Agencies						0	4,028,077	0		4,028,077
U.S. Treasury Obligations						0	6,985,648	0		6,985,648
Non-Agency Mortgage-Backed Securities						0	75,904	419,591		495,495
Asset-Backed Securities
CMBS Other						0	13,852	0		13,852
Home Equity Other						0	8,116	0		8,116
Other ABS						0	60,148	0		60,148
Sovereign Issues						0	1,214,216	0		1,214,216
Common Stocks
Industrials						0	0	4,050		4,050
Real Estate						0	0	743		743
Convertible Preferred Securities
Banking & Finance						24,482	0	0		24,482
Preferred Securities
Banking & Finance						16,282	683,812	0		700,094
Industrials						0	8,141	0		8,141
Short-Term Instruments
Mutual Funds						0	8,171	0		8,171

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2025 (Unaudited)

Repurchase Agreements	0	83,304	0	83,304
U.S. Treasury Bills	0	5,851	0	5,851

$40,764	$33,988,246	$655,703	$34,684,713
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,062	$0	$0	$9,062

Total Investments	$49,826	$33,988,246	$655,703	$34,693,775

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	326	14,076	0	14,402
Over the counter	0	4,056	0	4,056

$326	$18,132	$0	$18,458
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(678)	(13,513)	0	(14,191)
Over the counter	0	(16,134)	0	(16,134)

$(678)	$(29,647)	$0	$(30,325)

Total Financial Derivative Instruments	$(352)	$(11,515)	$0	$(11,867)

Totals	$49,474	$33,976,731	$655,703	$34,681,908

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$57,139	$19,697	$(4,200)	$4	$3	$1,037	$0	$0	$73,680	$841
Corporate Bonds & Notes
Banking & Finance	50,354	53,600	(23,600)	0	0	(451)	0	0	79,903	(191)
Industrials	30,076	46,600	(406)	0	0	1,466	0	0	77,736	1,466
Non-Agency Mortgage-Backed Securities	0	413,785	0	0	0	5,806	0	0	419,591	5,806
Common Stocks
Real Estate(2)	67	0	0	0	0	676	0	0	743	676
Industrials	4,520	0	0	0	0	(470)	0	0	4,050	(470)

Totals	$142,156	$533,682	$(28,206)	$4	$3	$8,064	$0	$0	$655,703	$8,128

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$33,354	Discounted Cash Flow	Discount Rate	3.940 - 5.690	5.052
27,164	Indicative Market Quotation	Broker Quote	95.550	—
13,162	Recent Transaction	Purchase Price	100.000	—
Corporate Bonds & Notes
Banking & Finance	79,903	Discounted Cash Flow	Discount Rate	4.360 - 6.230	5.413
Industrials	77,736	Discounted Cash Flow	Discount Rate	4.990 - 5.960	5.196
Non-Agency Mortgage-Backed Securities	139,237	Proxy Pricing	Base Price	100.680 - 101.110	100.801
280,354	Recent Transaction	Purchase Price	100.000	—
Common Stocks
Real Estate	743	Other Valuation Techniques(3)	—	—	—
Industrials	4,050	Indicative Market Quotation	Broker Quote	$22.563	—

Total	$655,703

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Sector type updated from Financials to Real Estate since prior fiscal year end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Low Duration Portfolio	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.1% ¤
CORPORATE BONDS & NOTES 20.7%
BANKING & FINANCE 13.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	$4,800	$4,736
3.875% due 01/23/2028	500	498
American Express Co. 2.550% due 03/04/2027	3,250	3,204
American National Global Funding 4.625% due 12/15/2028	2,300	2,311
American Tower Corp. 5.800% due 11/15/2028	2,600	2,715
Athene Global Funding
4.860% due 08/27/2026	4,400	4,418
5.380% due 01/07/2030	2,500	2,560
Avolon Holdings Funding Ltd. 4.950% due 10/15/2032	3,000	2,973
Banco Santander SA 5.552% due 03/14/2028 •	2,000	2,035
Bank of America Corp.
1.658% due 03/11/2027 •	6,100	6,072
1.734% due 07/22/2027 •	3,000	2,962
2.592% due 04/29/2031 •	7,000	6,525
4.271% due 07/23/2029 •	2,000	2,010
Banque Federative du Credit Mutuel SA 5.194% due 02/16/2028	2,200	2,251
Barclays PLC
4.375% due 01/12/2026	7,000	7,001
4.972% due 05/16/2029 •	1,800	1,830
6.490% due 09/13/2029 •	4,300	4,545
Blackstone Holdings Finance Co. LLC 1.625% due 08/05/2028	2,500	2,352
BNP Paribas SA 1.904% due 09/30/2028 •	10,500	10,111
BPCE SA
5.281% due 05/30/2029	1,700	1,754
5.975% due 01/18/2027 •	1,500	1,501
Brighthouse Financial Global Funding 5.550% due 04/09/2027	5,000	5,073
Brookfield Finance, Inc. 4.250% due 06/02/2026	1,070	1,070
Capital One Financial Corp. 7.149% due 10/29/2027 •	950	973
Chubb INA Holdings LLC 4.650% due 08/15/2029	800	818
CNO Global Funding
4.700% due 12/11/2030	2,000	2,004
5.875% due 06/04/2027	1,000	1,023
Cooperatieve Rabobank UA
4.494% due 10/17/2029	1,000	1,018
4.655% due 08/22/2028 •	900	910
COPT Defense Properties LP 2.900% due 12/01/2033	750	641
Corebridge Financial, Inc. 3.850% due 04/05/2029	3,900	3,839
Corebridge Global Funding
4.584% (SOFRRATE + 0.860%) due 12/15/2028 ~	1,200	1,203
5.900% due 09/19/2028	2,000	2,091
Deutsche Bank AG
3.035% due 05/28/2032 •	3,400	3,123
7.146% due 07/13/2027 •	5,000	5,077
DOC Dr. LLC 4.300% due 03/15/2027	700	701
Equinix, Inc. 3.200% due 11/18/2029	600	576
Equitable America Global Funding
4.650% due 06/09/2028	1,600	1,617
4.950% due 06/09/2030	2,100	2,140
F&G Global Funding 5.065% (SOFRRATE + 1.325%) due 09/08/2028 ~	3,900	3,925
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028	600	609
5.625% due 08/16/2032	1,500	1,567

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2025 (Unaudited)

GA Global Funding Trust 1.950% due 09/15/2028	3,600	3,394
Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •	100	98
2.640% due 02/24/2028 •	6,125	6,031
3.691% due 06/05/2028 •	6,500	6,467
5.573% (SOFRRATE + 1.850%) due 03/15/2028 ~	5,000	5,073
5.727% due 04/25/2030 •	4,600	4,807
Guardian Life Global Funding 5.737% due 10/02/2028	4,000	4,178
Healthpeak OP LLC 3.250% due 07/15/2026	1,000	995
HSBC Holdings PLC
3.973% due 05/22/2030 •	2,600	2,569
4.755% due 06/09/2028 •	3,350	3,381
5.887% due 08/14/2027 •	9,000	9,096
ING Groep NV 5.335% due 03/19/2030 •	3,300	3,405
Invitation Homes Operating Partnership LP 2.700% due 01/15/2034	400	342
Jackson National Life Global Funding
4.600% due 10/01/2029	1,700	1,706
4.675% (SOFRRATE + 0.950%) due 09/12/2028 ~	2,500	2,509
4.700% due 06/05/2028	3,700	3,741
JPMorgan Chase & Co.
1.578% due 04/22/2027 •	4,800	4,764
3.540% due 05/01/2028 •	4,300	4,277
4.851% due 07/25/2028 •	10,000	10,131
5.571% due 04/22/2028 •	4,500	4,591
6.087% due 10/23/2029 •	5,000	5,268
Lincoln Financial Global Funding 4.625% due 08/18/2030	1,200	1,209
Lloyds Banking Group PLC
3.574% due 11/07/2028 •	4,100	4,069
5.985% due 08/07/2027 •	3,700	3,742
MassMutual Global Funding II
4.850% due 01/17/2029	6,300	6,432
4.950% due 01/10/2030	3,000	3,076
Mitsubishi UFJ Financial Group, Inc.
4.080% due 04/19/2028 •	1,000	1,001
5.422% due 02/22/2029 •	5,000	5,146
Morgan Stanley
2.239% due 07/21/2032 •	4,000	3,555
3.125% due 07/27/2026	1,000	996
5.164% due 04/20/2029 •	5,400	5,524
5.652% due 04/13/2028 •	8,000	8,160
Mutual of Omaha Cos Global Funding 5.450% due 12/12/2028	3,000	3,107
National Securities Clearing Corp. 4.700% due 05/20/2030	2,700	2,762
NatWest Group PLC 1.642% due 06/14/2027 •	5,500	5,441
NLG Global Funding 5.400% due 01/23/2030	2,500	2,571
Nomura Holdings, Inc. 2.999% due 01/22/2032	1,000	908
Norinchukin Bank 4.674% due 09/09/2030	1,500	1,511
Northwestern Mutual Global Funding 4.960% due 01/13/2030	1,500	1,540
Northwestern University 4.940% due 12/01/2035	4,300	4,378
Pacific Life Global Funding II
1.375% due 04/14/2026	1,200	1,191
4.500% due 08/28/2029	2,500	2,528
PNC Financial Services Group, Inc. 5.222% due 01/29/2031 •	2,800	2,899
Principal Life Global Funding II 4.800% due 01/09/2028	3,800	3,854
Prologis Targeted U.S. Logistics Fund LP 5.250% due 04/01/2029	3,400	3,505
Protective Life Global Funding
4.992% due 01/12/2027	1,800	1,818
5.432% due 01/14/2032	3,000	3,126
RGA Global Funding
5.448% due 05/24/2029	2,000	2,072
6.000% due 11/21/2028	5,000	5,250
Sammons Financial Group Global Funding
4.615% due 09/02/2027 •	2,700	2,712
4.950% due 06/12/2030	3,000	3,045
5.050% due 01/10/2028	1,500	1,525
Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	500	492
3.244% due 10/05/2026	1,000	994
4.400% due 07/13/2027	300	301

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2025 (Unaudited)

Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	1,000	989
3.823% due 11/03/2028 •	300	298
SBA Tower Trust 1.840% due 04/15/2027	3,600	3,488
Sumitomo Mitsui Financial Group, Inc. 5.716% due 09/14/2028	3,000	3,126
SURA Asset Management SA 4.375% due 04/11/2027	208	208
UBS Group AG
3.091% due 05/14/2032 •	3,900	3,623
4.703% due 08/05/2027 •	4,100	4,115
Western-Southern Global Funding 4.500% due 07/16/2028	5,600	5,648

		323,120

INDUSTRIALS 3.9%
Adventist Health System 2.952% due 03/01/2029	2,500	2,376
American Airlines Pass-Through Trust 3.375% due 11/01/2028	901	890
Bayer U.S. Finance LLC 6.125% due 11/21/2026	6,200	6,291
Beignet Investor LLC 6.581% due 05/30/2049	24,800	26,224
CommonSpirit Health 4.352% due 09/01/2030	2,400	2,391
Cornell University 4.169% due 06/15/2030	2,400	2,412
Elevance Health, Inc. 4.750% due 02/15/2030	1,000	1,020
Enbridge, Inc. 5.900% due 11/15/2026	2,600	2,639
Eni SpA 5.500% due 05/15/2034	5,400	5,568
FactSet Research Systems, Inc. 3.450% due 03/01/2032	500	465
Fiserv, Inc. 4.750% due 03/15/2030	6,250	6,283
Global Payments, Inc.
2.900% due 11/15/2031	500	448
4.500% due 11/15/2028	3,600	3,607
HCA, Inc. 3.125% due 03/15/2027	2,000	1,980
JetBlue Pass-Through Trust 2.750% due 11/15/2033	2,375	2,136
Leland Stanford Junior University 4.679% due 03/01/2035	3,400	3,434
Marriott International, Inc. 2.750% due 10/15/2033	900	787
Mars, Inc. 4.600% due 03/01/2028	2,000	2,028
NTT Finance Corp.
4.620% due 07/16/2028	1,500	1,520
5.289% (SOFRRATE + 1.310%) due 07/16/2030 ~	1,000	1,016
Philip Morris International, Inc. 4.125% due 04/28/2028	1,400	1,406
Reliance, Inc. 2.150% due 08/15/2030	500	453
Snam SpA 5.000% due 05/28/2030	1,600	1,633
Sutter Health 2.294% due 08/15/2030	2,800	2,579
T-Mobile USA, Inc. 4.200% due 10/01/2029	2,600	2,605
United Airlines Pass-Through Trust
2.700% due 11/01/2033	293	269
2.900% due 11/01/2029	1,088	1,043
4.550% due 02/25/2033	1,081	1,053
5.875% due 04/15/2029	884	907
Weir Group, Inc. 5.350% due 05/06/2030	1,100	1,131
Woodside Finance Ltd. 3.700% due 03/15/2028	700	692
WRKCo, Inc. 3.900% due 06/01/2028	800	796
Yale University 4.701% due 04/15/2032	5,300	5,456

		93,538

UTILITIES 3.2%
AES Corp. 5.450% due 06/01/2028	2,000	2,047

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2025 (Unaudited)

Ameren Missouri Securitization Funding I LLC 4.850% due 10/01/2041	2,216	2,235
Consumers Energy Co. 4.900% due 02/15/2029	500	513
Empire District Bondco LLC 4.943% due 01/01/2035	5,514	5,612
Entergy Arkansas LLC 5.450% due 06/01/2034	3,500	3,665
Florida Power & Light Co. 5.150% due 06/15/2029	2,350	2,443
National Rural Utilities Cooperative Finance Corp. 5.100% due 05/06/2027	500	508
NBN Co. Ltd. 1.450% due 05/05/2026	1,000	992
NorthWestern Corp. 5.073% due 03/21/2030	2,000	2,053
NSTAR Electric Co. 5.600% due 10/01/2028	3,500	3,606
Ohio Edison Co. 4.950% due 12/15/2029	1,250	1,279
Pacific Gas & Electric Co.
4.400% due 03/01/2032	3,000	2,929
5.000% due 06/04/2028	1,500	1,527
5.450% due 06/15/2027	1,600	1,628
PG&E Recovery Funding LLC 4.838% due 06/01/2035	3,472	3,534
Pinnacle West Capital Corp. 5.150% due 05/15/2030	500	515
Southern California Edison Co.
4.875% due 02/01/2027	7,000	7,048
5.300% due 03/01/2028	2,100	2,145
Southern California Gas Co. 5.450% due 06/15/2035	3,100	3,237
Swepco Storm Recovery Funding LLC 4.880% due 09/01/2041	3,578	3,619
System Energy Resources, Inc. 5.300% due 12/15/2034	4,200	4,247
Texas Electric Market Stabilization Funding N LLC 4.265% due 08/01/2036	8,749	8,731
Trans-Allegheny Interstate Line Co. 5.000% due 01/15/2031	2,300	2,364
Verizon Communications, Inc. 5.401% due 07/02/2037	812	821
Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	5,000	5,116
5.088% due 05/01/2029	3,848	3,875

		76,289

Total Corporate Bonds & Notes (Cost $487,441)		492,947

MUNICIPAL BONDS & NOTES 1.1%
CALIFORNIA 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.332% due 06/01/2027	2,000	1,947
University of California Revenue Notes, Series 2020 1.316% due 05/15/2027	2,600	2,517

		4,464

FLORIDA 0.1%
Miami-Dade County, Florida Revenue Notes, Series 2021 1.471% due 10/01/2026	700	688
State Board of Administration Finance Corp. Florida Revenue Notes, Series 2024 5.526% due 07/01/2034	3,400	3,578

		4,266

LOUISIANA 0.1%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 4.275% due 02/01/2036	2,200	2,184

MASSACHUSETTS 0.0%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009 6.423% due 05/01/2029	30	30

NEW YORK 0.3%
New York State Urban Development Corp. Revenue Notes, Series 2019 3.540% due 03/15/2028	7,000	6,980

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2025 (Unaudited)

OREGON 0.1%
Oregon Department of Transportation State Revenue Notes, Series 2020 1.084% due 11/15/2027	2,000	1,910

TEXAS 0.2%
Houston Community College System, Texas General Obligation Notes, Series 2021 5.000% due 02/15/2029	1,800	1,863
Williamson County, Texas General Obligation Notes, Series 2021 0.640% due 02/15/2026	2,500	2,491

		4,354

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031	300	275
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.820% due 06/01/2026	800	793
2.551% due 06/01/2029	500	472

		1,540

WISCONSIN 0.0%
Wisconsin State Revenue Notes, Series 2021 1.486% due 05/01/2029	600	557

Total Municipal Bonds & Notes (Cost $25,952)		26,285

U.S. GOVERNMENT AGENCIES 18.2%
Federal Home Loan Banks 1.050% due 08/13/2026	4,800	4,727
Federal Home Loan Mortgage Corp.
0.800% due 10/28/2026	9,200	8,993
2.500% due 12/01/2032	701	681
4.000% due 08/01/2042 - 11/01/2052	44,122	42,197
4.170% due 04/01/2028	5,826	5,846
4.500% due 02/01/2049 - 02/01/2053	15,480	15,197
4.840% due 04/01/2028	2,451	2,473
5.500% due 03/01/2054	46,080	46,788
6.000% due 02/01/2055 - 03/01/2055	16,786	17,247
6.380% due 06/01/2037 •	42	44
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.903% due 07/25/2054 ~	3,423	3,332
4.650% due 08/25/2028 ~	2,500	2,543
4.850% due 09/25/2028	4,300	4,408
5.430% due 06/25/2031 ~	2,600	2,712
Federal Home Loan Mortgage Corp. REMICS
1.000% due 12/15/2040 - 05/25/2047	1,365	1,270
2.500% due 09/25/2048	1,182	1,106
3.000% due 08/15/2046	368	359
4.814% due 11/25/2054 •	19,466	19,549
4.823% due 07/15/2041 •	494	490
4.874% due 08/25/2054 •	2,154	2,162
4.924% due 08/25/2054 •	1,212	1,217
5.024% due 03/25/2055 - 08/25/2055 •	5,664	5,686
Federal Home Loan Mortgage Corp. STRIPS 4.673% due 10/15/2037 •	378	374
Federal National Mortgage Association
1.630% due 05/01/2027	5,400	5,242
2.500% due 02/01/2035	1,012	984
3.000% due 01/01/2035 - 06/01/2052	20,086	18,065
3.020% due 03/01/2028	2,594	2,553
3.290% due 04/01/2027	6,006	5,963
3.500% due 12/01/2033	1,233	1,222
4.000% due 08/01/2042 - 04/01/2055	11,392	10,926
4.250% due 04/01/2030	5,800	5,834
4.300% due 12/01/2032	11,000	10,971
4.320% due 03/01/2030	4,598	4,644
4.500% due 08/01/2048 - 10/01/2052	38,747	38,005
4.600% due 04/01/2030	6,700	6,837
5.500% due 04/01/2034 - 04/01/2039	73	75
6.189% due 07/01/2034 •	18	19
6.278% due 10/01/2037 •	35	36
Federal National Mortgage Association REMICS
0.750% due 11/25/2050	2,115	1,585
4.229% due 06/25/2037 •	28	28
4.439% due 07/25/2049 •	1,140	1,119
4.499% due 03/25/2041 •	689	686
4.763% due 12/25/2046 •	305	303
4.773% due 10/25/2046 •	411	404
4.823% due 01/25/2047 •	340	339
4.924% due 01/25/2055 •	1,636	1,640
5.024% due 03/25/2055 •	804	807
5.074% due 10/25/2053 - 07/25/2055 •	4,911	4,936

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2025 (Unaudited)

Government National Mortgage Association REMICS
1.500% due 10/20/2045	1,337	1,118
4.464% due 08/20/2065 •	134	134
4.554% due 06/20/2065 •	78	78
4.574% due 02/20/2067 •	233	233
4.634% due 10/20/2065 •	449	449
4.654% due 07/20/2063 •	52	52
4.684% due 06/20/2065 •	199	199
4.690% due 09/20/2065 •	203	203
4.694% due 06/20/2065 •	239	240
4.714% due 03/20/2065 •	446	447
4.764% due 12/20/2064 - 11/20/2065 •	553	554
4.884% due 02/20/2066 •	2	2
4.994% due 04/20/2066 •	616	619
5.014% due 04/20/2066 •	838	842
5.114% due 01/20/2067 •	392	395
Government National Mortgage Association, TBA 5.000% due 01/01/2056 - 02/01/2056	55,000	54,831
Tennessee Valley Authority 4.375% due 08/01/2034	2,700	2,728
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056	43,600	38,540
6.500% due 03/01/2056	18,900	19,664

Total U.S. Government Agencies (Cost $430,856)		433,952

U.S. TREASURY OBLIGATIONS 35.3%
U.S. Treasury Inflation Protected Securities (b)
2.125% due 01/15/2035	30,230	30,774
U.S. Treasury Notes
3.500% due 09/30/2026	687,500	687,047
3.750% due 06/30/2027	37,300	37,448
3.875% due 07/31/2027	75,600	76,049
4.000% due 11/15/2035	11,000	10,843

Total U.S. Treasury Obligations (Cost $838,702)		842,161

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.7%
1166 Avenue of the Americas Commercial Mortgage Trust II 5.690% due 10/13/2037	1,551	1,572
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	7,000	6,779
Bank
2.808% due 10/17/2052	1,873	1,837
2.978% due 11/15/2062	12,500	11,864
3.432% due 05/15/2062	1,771	1,752
3.623% due 04/15/2052	2,004	1,991
4.005% due 02/15/2052	7,100	7,043
4.217% due 08/15/2061 ~	7,000	7,011
Bank5
4.745% due 11/15/2058	2,000	2,026
4.793% due 12/15/2058	6,000	6,084
BBCMS Mortgage Trust
3.488% due 02/15/2050	334	332
5.137% due 12/15/2057	2,200	2,258
5.433% due 02/15/2062	3,200	3,348
Benchmark Mortgage Trust
3.615% due 03/15/2062	2,684	2,667
4.957% due 08/15/2058	3,800	3,874
5.176% due 04/15/2057	2,500	2,571
5.184% due 10/15/2058	2,100	2,164
5.660% due 04/15/2057	2,800	2,931
BMO Mortgage Trust
5.057% due 10/15/2058	1,300	1,316
5.092% due 11/15/2057	3,500	3,578
5.153% due 12/15/2057	2,000	2,051
5.462% due 02/15/2057	4,000	4,112
5.566% due 11/15/2057 ~	1,000	1,039
5.857% due 02/15/2057	4,100	4,285
BX Commercial Mortgage Trust
4.594% due 10/15/2036 •	387	387
4.785% due 12/15/2038 •	3,387	3,388
BX Trust 4.453% due 09/15/2034 •	8,482	8,463
Citigroup Commercial Mortgage Trust
3.268% due 09/15/2050	357	354
3.297% due 10/12/2050	1,489	1,478
COMM Mortgage Trust 4.181% due 05/10/2051	702	703
EQUS Mortgage Trust 4.770% due 10/15/2038 •	5,484	5,485
Hilton USA Trust 3.719% due 11/05/2038	2,000	1,987
JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033	2,800	2,671
5.007% due 07/05/2033 •	1,072	1,048

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2025 (Unaudited)

JPMDB Commercial Mortgage Securities Trust
3.242% due 10/15/2050	350	348
3.409% due 10/15/2050	2,000	1,967
Morgan Stanley Capital I Trust
2.606% due 08/15/2049	30	30
2.860% due 11/15/2049	316	314
MSSG Trust 3.397% due 09/13/2039	3,400	3,248
New Orleans Hotel Trust 4.787% due 04/15/2032 •	2,700	2,684
SMRT Commercial Mortgage Trust 4.751% due 01/15/2039 •	1,926	1,927
Starwood Mortgage Trust 4.723% due 11/15/2036 •	2,550	2,546
UBS Commercial Mortgage Trust
3.215% due 08/15/2050	835	829
3.460% due 04/15/2052	2,145	2,126
3.903% due 02/15/2051	674	672
4.119% due 06/15/2051	912	911
Wells Fargo Commercial Mortgage Trust
3.390% due 11/15/2050	353	351
4.147% due 06/15/2051	289	289
5.439% due 11/15/2057	4,100	4,245
5.920% due 11/15/2057 ~	2,700	2,844

Total Non-Agency Mortgage-Backed Securities (Cost $133,425)		135,780

ASSET-BACKED SECURITIES 10.9%
AUTOMOBILE SEQUENTIAL 4.0%
Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029	4,000	4,090
5.360% due 06/20/2030	7,000	7,229
5.440% due 02/22/2028	4,000	4,050
5.780% due 04/20/2028	6,400	6,515
6.020% due 02/20/2030	6,550	6,873
Bank of America Auto Trust 5.660% due 11/15/2029	2,000	2,040
Capital One Prime Auto Receivables Trust 5.820% due 06/15/2028	2,458	2,487
CarMax Auto Owner Trust 6.000% due 07/17/2028	3,687	3,735
Carvana Auto Receivables Trust 4.040% due 11/11/2030	7,000	7,022
Chesapeake Funding II LLC 5.520% due 05/15/2036	1,285	1,301
Ford Credit Auto Lease Trust 5.060% due 05/15/2027	2,098	2,102
Ford Credit Auto Owner Trust 5.280% due 02/15/2036	3,700	3,827
GM Financial Consumer Automobile Receivables Trust 5.780% due 08/16/2028	3,317	3,351
GM Financial Revolving Receivables Trust 5.770% due 08/11/2036	6,000	6,303
Hertz Vehicle Financing III LLC 6.150% due 03/25/2030	3,400	3,564
Honda Auto Receivables Owner Trust 4.570% due 03/21/2029	3,700	3,729
Hyundai Auto Lease Securitization Trust
4.530% due 04/17/2028	5,000	5,047
5.840% due 09/15/2027	8,700	8,725
Nissan Auto Lease Trust 4.910% due 04/15/2027	5,157	5,171
SFS Auto Receivables Securitization Trust
5.470% due 10/20/2028	1,873	1,885
5.470% due 12/20/2029	3,200	3,255
Toyota Lease Owner Trust 5.660% due 11/20/2026	42	42
World Omni Auto Receivables Trust 5.150% due 11/15/2028	2,635	2,651

		94,994

CMBS OTHER 1.3%
ACREC Ltd. 4.999% due 10/16/2036 •	275	275
Arbor Realty Commercial Real Estate Notes Ltd. 5.215% due 11/15/2036 •	1,313	1,321
AREIT Trust
5.187% due 01/20/2037 •	1,562	1,560
5.978% due 06/17/2039 •	4,133	4,135
BDS LLC 5.531% due 03/19/2039 •	2,716	2,721
BDS Ltd. 5.199% due 12/16/2036 •	1,217	1,218

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2025 (Unaudited)

Greystone CRE Notes LLC 5.231% due 01/15/2043 •	2,150	2,155
HGI CRE CLO Ltd. 5.674% due 04/20/2037 •	1,360	1,358
LoanCore Issuer Ltd.
5.165% due 11/15/2038 •	468	470
5.493% due 01/17/2037 •	665	666
LRECS LLC 5.500% due 08/19/2043 •	5,500	5,510
MF1 LLC 6.366% due 09/17/2037 •	782	783
MF1 Ltd. 5.081% due 02/19/2037 •	3,247	3,247
Starwood Ltd. 5.049% due 04/18/2038 •	2,933	2,936
TRTX Issuer Ltd. 5.386% due 02/15/2039 •	2,428	2,424

		30,779

CREDIT CARD OTHER 0.4%
Capital One Multi-Asset Execution Trust 4.420% due 05/15/2028	5,600	5,612
Synchrony Card Funding LLC 5.740% due 10/15/2029	3,700	3,754

		9,366

OTHER ABS 5.2%
Anchorage Capital CLO 21 Ltd. 4.934% due 10/20/2034 •	2,800	2,798
Apidos CLO XI 5.122% due 04/17/2034 •	2,500	2,503
ARES LXII CLO Ltd. 4.928% due 01/25/2034 •	3,000	3,000
Atlas Senior Loan Fund XIII 5.199% due 04/22/2031 •	52	52
Atlas Senior Loan Fund XV Ltd. 5.080% due 10/23/2032 •	3,586	3,588
Atlas Senior Loan Fund XVIII Ltd. 4.994% due 01/18/2035 •	2,000	2,000
Bain Capital Credit CLO Ltd. 5.007% due 04/22/2035 •	1,500	1,500
Bethpage Park CLO Ltd. 5.296% due 01/15/2035 •	3,700	3,712
Birch Grove CLO Ltd. 5.472% due 07/17/2037 •	4,100	4,117
Capital Street Master Trust 5.074% due 08/16/2029 •	2,000	1,998
CarVal CLO III Ltd. 4.874% due 07/20/2032 •	2,879	2,881
CBAMR Ltd. 5.535% due 07/15/2037 •	6,000	6,006
DLLMT LLC 5.340% due 03/22/2027	2,523	2,534
Dryden 95 CLO Ltd. 4.929% due 08/20/2034 •	2,300	2,299
ECMC Group Student Loan Trust
4.739% due 02/27/2068 •	922	918
4.789% due 09/25/2068 •	1,529	1,520
4.989% due 07/25/2069 •	2,002	2,006
4.989% due 01/27/2070 •	883	886
5.039% due 05/25/2067 •	610	610
Elevation CLO Ltd. 4.988% due 07/25/2034 •	1,500	1,499
Flatiron CLO 19 Ltd. 5.032% due 11/16/2034 •	713	713
KKR CLO 16 Ltd. 4.988% due 10/20/2034 •	1,800	1,801
KKR CLO 21 Ltd. 5.166% due 04/15/2031 •	331	331
LCM 30 Ltd. 5.226% due 04/20/2031 •	643	643
Madison Park Funding XLIX Ltd. 4.934% due 10/19/2034 •	2,600	2,600
Madison Park Funding XLVI Ltd. 4.905% due 10/15/2034 •	5,800	5,796
Madison Park Funding XXXVI Ltd. 4.965% due 04/15/2035 •	2,000	2,000
Navient Private Education Loan Trust 5.315% due 07/16/2040 •	750	751
Navient Refinance Loan Trust 4.800% due 10/15/2055	3,878	3,890
Navient Student Loan Trust
5.139% due 07/26/2066 •	3,343	3,371
6.480% due 03/15/2072	541	560

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2025 (Unaudited)

Nelnet Student Loan Trust
4.878% due 04/20/2062 •	4,800	4,808
5.268% due 06/22/2065 •	3,440	3,469
5.334% due 05/17/2055 •	3,369	3,396
Newark BSL CLO 2 Ltd. 5.090% due 07/25/2030 •	127	128
Octagon Investment Partners 40 Ltd. 4.924% due 01/20/2035 •	4,400	4,399
OZLM XXIV Ltd. 5.306% due 07/20/2032 •	588	589
PK ALIFT Loan Funding 7 LP 4.750% due 03/15/2043	1,661	1,666
Riserva CLO Ltd. 4.934% due 01/18/2034 •	1,200	1,200
Saranac CLO VI Ltd. 5.125% due 08/13/2031 •	440	440
Sculptor CLO XXVII Ltd. 4.944% due 07/20/2034 •	4,500	4,500
Silver Rock CLO II Ltd. 4.924% due 01/20/2035 •	5,500	5,500
SLM Private Education Loan Trust 8.615% due 10/15/2041 •	1,561	1,642
SMB Private Education Loan Trust
3.630% due 11/15/2035	1,771	1,765
4.595% due 01/15/2053 •	1,791	1,775
5.130% due 04/15/2054	1,862	1,892
5.434% due 02/16/2055 •	581	586
THL Credit Wind River CLO Ltd. 5.105% due 04/15/2035 •	3,000	3,003
Tralee CLO V Ltd. 4.964% due 10/20/2034 •	2,100	2,100
Verdelite Static CLO Ltd. 5.014% due 07/20/2032 •	2,920	2,921
Verizon Master Trust
4.170% due 08/20/2030	3,900	3,926
4.350% due 08/20/2032	2,500	2,525
Voya CLO Ltd. 4.944% due 04/20/2034 •	1,200	1,200
Whetstone Park CLO Ltd. 4.954% due 01/20/2035 •	2,300	2,300

		124,613

Total Asset-Backed Securities (Cost $256,887)		259,752

SOVEREIGN ISSUES 0.2%
Mexico Government International Bonds 6.000% due 05/13/2030	1,100	1,155
Province of Quebec 2.500% due 04/20/2026	2,200	2,191

Total Sovereign Issues (Cost $3,290)		3,346

	SHARES
COMMON STOCKS 0.0%
REAL ESTATE 0.0%
MNSN Holdings, Inc. «(a)(c)	1,397	70

Total Common Stocks (Cost $27)		70

PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
SVB Financial Trust 11.000% due 11/07/2032	1,593	759

Total Preferred Securities (Cost $1,548)		759

SHORT-TERM INSTRUMENTS 21.0%
REPURCHASE AGREEMENTS (d) 21.0%		499,900

Total Short-Term Instruments (Cost $499,900)		499,900

Total Investments in Securities (Cost $2,678,028)		2,694,952

Total Investments 113.1% (Cost $2,678,028)		$2,694,952
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $603)		(4)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2025 (Unaudited)

Other Assets and Liabilities, net (13.1)%	(311,146)

Net Assets 100.0%	$2,383,802

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security did not produce income within the last twelve months.
(b)	Principal amount of security is adjusted for inflation.
(c)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

MNSN Holdings, Inc.	03/10/2023	$27	$70	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.790%	01/02/2026	01/05/2026	$230,100	U.S. Treasury Notes 1.125% - 3.500% due 11/30/2030 - 02/15/2031	$(234,703)	$230,100	$230,100
3.870	12/31/2025	01/02/2026	229,800	U.S. Treasury Notes 4.000% due 06/30/2028	(234,307)	229,800	229,849
3.900	12/31/2025	01/02/2026	40,000	U.S. Treasury Notes 3.625% - 4.375% due 11/30/2028 - 08/31/2029	(40,801)	40,000	40,009

Total Repurchase Agreements	$(509,811)	$499,900	$499,958

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2026	3,213	$670,839	$(47)	$0	$(226)
U.S. Treasury 5-Year Note March Futures	03/2026	1,400	153,027	(328)	0	(164)
U.S. Treasury 10-Year Note March Futures	03/2026	424	47,674	(79)	0	(86)

$(454)	$0	$(476)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Long-Term Bond March Futures	03/2026	84	$(9,710)	$75	$18	$0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	335	(39,530)	670	126	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	153	(17,597)	43	29	0

$788	$173	$0

Total Futures Contracts	$334	$173	$(476)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2025 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.510%	Annual	11/30/2028	$6,100	$0	$(27)	$(27)	$6	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	6,500	0	(30)	(30)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	13,200	(24)	158	134	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.620	Annual	02/14/2030	14,100	145	(174)	(29)	19	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030	28,679	(10)	132	122	41	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030	37,908	38	(1)	37	54	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	2,400	0	34	34	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	3,900	0	32	32	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	7,100	0	105	105	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	58,723	(58)	(528)	(586)	106	0
Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035	7,700	(75)	(67)	(142)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055	4,100	587	274	861	12	0

Total Swap Agreements						$603	$(92)	$511	$299	$0

Cash of $14,950 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(1)	This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$323,120	$0	$323,120
Industrials						0	93,538	0	93,538
Utilities						0	76,289	0	76,289
Municipal Bonds & Notes
California						0	4,464	0	4,464
Florida						0	4,266	0	4,266
Louisiana						0	2,184	0	2,184
Massachusetts						0	30	0	30
New York						0	6,980	0	6,980
Oregon						0	1,910	0	1,910
Texas						0	4,354	0	4,354
West Virginia						0	1,540	0	1,540
Wisconsin						0	557	0	557
U.S. Government Agencies						0	433,952	0	433,952
U.S. Treasury Obligations						0	842,161	0	842,161
Non-Agency Mortgage-Backed Securities						0	135,780	0	135,780
Asset-Backed Securities
Automobile Sequential						0	94,994	0	94,994
CMBS Other						0	30,779	0	30,779
Credit Card Other						0	9,366	0	9,366
Other ABS						0	124,613	0	124,613
Sovereign Issues						0	3,346	0	3,346
Common Stocks
Real Estate						0	0	70	70
Preferred Securities
Industrials						0	759	0	759
Short-Term Instruments
Repurchase Agreements						0	499,900	0	499,900

Total Investments						$0	$2,694,882	$70	$2,694,952

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						$0	$472	$0	$472

Financial Derivative Instruments - Liabilities

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2025 (Unaudited)

Exchange-traded or centrally cleared	$0	$(476)	$0	$(476)

Total Financial Derivative Instruments	$0	$(4)	$0	$(4)

Totals	$0	$2,694,878	$70	$2,694,948

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO Moderate Duration Portfolio	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 129.0% ¤
CORPORATE BONDS & NOTES 22.0%
BANKING & FINANCE 12.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	$4,000	$3,947
4.625% due 09/10/2029	3,650	3,692
American National Global Funding 4.625% due 12/15/2028	3,500	3,516
Ameriprise Financial, Inc. 5.700% due 12/15/2028	1,300	1,363
Andrew W Mellon Foundation 0.947% due 08/01/2027	7,000	6,691
Athene Global Funding
4.860% due 08/27/2026	6,700	6,727
5.380% due 01/07/2030	4,500	4,608
Banco Bilbao Vizcaya Argentaria SA 5.381% due 03/13/2029	3,000	3,113
Banco Santander SA 6.033% due 01/17/2035	2,200	2,357
Bank of America Corp.
1.922% due 10/24/2031 •	2,900	2,595
3.419% due 12/20/2028 •	2,000	1,975
Bank of Nova Scotia 4.404% due 09/08/2028 •	1,000	1,005
Banque Federative du Credit Mutuel SA
5.790% due 07/13/2028	5,550	5,766
5.896% due 07/13/2026	3,450	3,485
Barclays PLC
2.667% due 03/10/2032 •	1,400	1,276
2.894% due 11/24/2032 •	8,000	7,293
7.437% due 11/02/2033 •	9,300	10,638
BNP Paribas SA
1.904% due 09/30/2028 •	5,900	5,681
2.871% due 04/19/2032 •	7,050	6,445
3.052% due 01/13/2031 •	4,400	4,168
BPCE SA 5.936% due 05/30/2035 •	1,200	1,252
Brighthouse Financial Global Funding 5.650% due 06/10/2029	3,000	3,070
Brookfield Asset Management Ltd. 5.795% due 04/24/2035	5,750	6,029
Brookfield Finance, Inc. 4.350% due 04/15/2030	550	552
CaixaBank SA 5.673% due 03/15/2030 •	5,000	5,195
Capital One Financial Corp. 7.624% due 10/30/2031 •	3,100	3,504
Chubb INA Holdings LLC 4.650% due 08/15/2029	3,000	3,068
Citigroup, Inc. 2.572% due 06/03/2031 •	3,000	2,781
CNO Global Funding
4.700% due 12/11/2030	3,000	3,006
5.875% due 06/04/2027	2,000	2,046
Consumers Securitization Funding LLC 5.550% due 03/01/2028	2,240	2,264
Cooperatieve Rabobank UA
4.494% due 10/17/2029	4,000	4,073
5.710% due 01/21/2033 •	4,000	4,215
Corebridge Global Funding
4.584% (SOFRRATE + 0.860%) due 12/15/2028 ~	1,900	1,904
5.750% due 07/02/2026	6,000	6,055
5.900% due 09/19/2028	2,000	2,091
Deutsche Bank AG 7.146% due 07/13/2027 •	6,000	6,093
Equitable America Global Funding 4.950% due 06/09/2030	5,200	5,299
Extra Space Storage LP 5.400% due 06/15/2035	1,000	1,026
F&G Global Funding
4.650% due 09/08/2028	1,000	1,007
5.875% due 01/16/2030	1,800	1,870
Fairfax Financial Holdings Ltd. 5.750% due 05/20/2035	6,000	6,244

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2025 (Unaudited)

First American Financial Corp. 2.400% due 08/15/2031	2,100	1,835
GA Global Funding Trust
1.625% due 01/15/2026	1,600	1,599
5.400% due 01/13/2030	5,700	5,848
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •	7,175	7,139
Guardian Life Global Funding 5.737% due 10/02/2028	6,000	6,267
HSBC Holdings PLC
2.848% due 06/04/2031 •	1,550	1,449
3.973% due 05/22/2030 •	5,000	4,941
ING Groep NV
4.738% due 04/01/2027 •	4,000	4,006
5.550% due 03/19/2035 •	2,000	2,081
Jackson National Life Global Funding
4.600% due 10/01/2029	2,700	2,710
4.675% (SOFRRATE + 0.950%) due 09/12/2028 ~	4,000	4,014
4.700% due 06/05/2028	5,600	5,662
JPMorgan Chase & Co.
1.953% due 02/04/2032 •	13,900	12,401
2.739% due 10/15/2030 •	2,700	2,562
5.581% due 04/22/2030 •	1,000	1,044
KKR Group Finance Co. VI LLC 3.750% due 07/01/2029	1,600	1,568
Lincoln Financial Global Funding 4.625% due 08/18/2030	2,000	2,015
Lloyds Banking Group PLC 3.574% due 11/07/2028 •	7,800	7,741
LSEG Finance PLC 2.000% due 04/06/2028	1,400	1,340
MassMutual Global Funding II
4.850% due 01/17/2029	8,400	8,576
4.950% due 01/10/2030	3,000	3,076
5.150% due 05/30/2029	2,900	2,990
Metropolitan Life Global Funding I 1.875% due 01/11/2027	5,500	5,392
Mitsubishi UFJ Financial Group, Inc. 2.048% due 07/17/2030	6,000	5,454
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •	2,000	1,798
2.172% due 05/22/2032 •	15,450	13,744
Morgan Stanley
2.239% due 07/21/2032 •	1,100	978
2.475% due 01/21/2028 •	16,100	15,842
5.656% due 04/18/2030 •	2,000	2,084
Mutual of Omaha Cos Global Funding 5.800% due 07/27/2026	2,200	2,223
National Securities Clearing Corp. 4.700% due 05/20/2030	4,000	4,092
NatWest Group PLC
1.642% due 06/14/2027 •	10,000	9,892
4.800% due 04/05/2026	3,000	3,008
NLG Global Funding 5.400% due 01/23/2030	3,800	3,908
Norinchukin Bank 5.359% due 09/09/2035	2,900	2,941
Northwestern Mutual Global Funding
4.900% due 06/12/2028	4,000	4,093
4.960% due 01/13/2030	1,300	1,335
Northwestern University 4.940% due 12/01/2035	6,000	6,108
Pacific Life Global Funding II
4.500% due 08/28/2029	5,150	5,207
4.875% due 07/17/2032	3,600	3,669
PNC Financial Services Group, Inc.
5.222% due 01/29/2031 •	4,400	4,556
5.300% due 01/21/2028 •	1,750	1,773
Pricoa Global Funding I 4.650% due 08/27/2031	4,300	4,359
Principal Life Global Funding II 4.800% due 01/09/2028	5,500	5,578
Prologis Targeted U.S. Logistics Fund LP 5.500% due 04/01/2034	3,000	3,124
Protective Life Global Funding
1.618% due 04/15/2026	3,000	2,980
4.992% due 01/12/2027	1,800	1,818
5.432% due 01/14/2032	2,000	2,084
5.467% due 12/08/2028	1,000	1,037
RGA Global Funding
2.700% due 01/18/2029	2,500	2,387
5.448% due 05/24/2029	4,200	4,352
6.000% due 11/21/2028	5,000	5,250
Safehold GL Holdings LLC 6.100% due 04/01/2034	5,800	6,150

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2025 (Unaudited)

Sammons Financial Group Global Funding
4.615% due 09/02/2027 •	4,250	4,268
4.950% due 06/12/2030	5,750	5,837
5.050% due 01/10/2028	1,500	1,525
Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	1,000	989
2.469% due 01/11/2028 •	2,700	2,655
3.823% due 11/03/2028 •	4,000	3,975
SBA Tower Trust 1.884% due 07/15/2050	8,000	7,991
SMBC Aviation Capital Finance DAC 5.700% due 07/25/2033	3,900	4,075
Sumitomo Mitsui Financial Group, Inc. 3.040% due 07/16/2029	7,500	7,209
UBS Group AG
2.095% due 02/11/2032 •	12,000	10,650
3.091% due 05/14/2032 •	6,600	6,130
4.703% due 08/05/2027 •	2,000	2,007
Unum Group 5.250% due 12/15/2035	3,700	3,674
Wells Fargo & Co.
2.393% due 06/02/2028 •	2,800	2,737
4.478% due 04/04/2031 •	10,000	10,068
Western-Southern Global Funding 4.700% due 12/10/2032	3,500	3,482

		464,337

INDUSTRIALS 5.2%
Adventist Health System 2.952% due 03/01/2029	4,299	4,085
Air Canada Pass-Through Trust 3.750% due 06/15/2029	298	294
American Airlines Pass-Through Trust
2.875% due 01/11/2036	1,343	1,230
3.375% due 11/01/2028	2,861	2,826
3.650% due 08/15/2030	1,833	1,803
Bayer U.S. Finance LLC
6.375% due 11/21/2030	2,000	2,139
6.500% due 11/21/2033	1,800	1,949
Beignet Investor LLC 6.581% due 05/30/2049	38,100	40,287
Bon Secours Mercy Health, Inc. 3.464% due 06/01/2030	12,000	11,712
British Airways Pass-Through Trust 2.900% due 09/15/2036	559	512
CGI, Inc. 4.950% due 03/14/2030	3,000	3,043
CHRISTUS Health 4.341% due 07/01/2028	3,000	3,014
CommonSpirit Health 2.782% due 10/01/2030	4,700	4,381
Cornell University 4.169% due 06/15/2030	1,800	1,809
CVS Pass-Through Trust 7.507% due 01/10/2032	762	809
Eastern Energy Gas Holdings LLC 5.800% due 01/15/2035	4,100	4,332
Elevance Health, Inc.
2.550% due 03/15/2031	1,000	914
5.200% due 02/15/2035	1,000	1,022
Energy Transfer LP 5.200% due 04/01/2030	2,200	2,268
Eni SpA 5.500% due 05/15/2034	8,100	8,351
Fiserv, Inc.
4.750% due 03/15/2030	5,000	5,026
5.150% due 08/12/2034	1,200	1,191
Georgetown University 2.247% due 04/01/2030	4,500	4,160
Global Payments, Inc.
4.500% due 11/15/2028	3,000	3,006
5.200% due 11/15/2032	4,500	4,505
Greensaif Pipelines Bidco SARL 5.853% due 02/23/2036	1,500	1,571
JetBlue Pass-Through Trust 2.750% due 11/15/2033	5,757	5,178
Kraft Heinz Foods Co. 5.400% due 03/15/2035	2,500	2,569
Leland Stanford Junior University 4.679% due 03/01/2035	5,300	5,353
Mars, Inc.
4.800% due 03/01/2030	3,500	3,578
5.000% due 03/01/2032	2,700	2,784
NTT Finance Corp. 4.876% due 07/16/2030	3,200	3,260

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2025 (Unaudited)

Philip Morris International, Inc. 4.375% due 04/30/2030	5,100	5,133
Providence St. Joseph Health Obligated Group 5.403% due 10/01/2033	3,000	3,100
Smith & Nephew PLC 5.400% due 03/20/2034	2,000	2,070
Snam SpA 5.750% due 05/28/2035	2,000	2,093
Stryker Corp. 4.250% due 09/11/2029	1,800	1,810
Sutter Health
2.294% due 08/15/2030	7,700	7,092
3.695% due 08/15/2028	1,300	1,293
5.213% due 08/15/2032	2,100	2,177
5.537% due 08/15/2035	400	418
Synopsys, Inc. 5.000% due 04/01/2032	2,800	2,863
T-Mobile USA, Inc. 4.700% due 01/15/2035	3,350	3,293
United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,463	1,346
3.100% due 01/07/2030	693	676
3.450% due 01/07/2030	520	508
4.550% due 02/25/2033	3,051	2,974
5.875% due 04/15/2029	3,129	3,210
UPMC 5.035% due 05/15/2033	1,300	1,328
Weir Group, Inc. 5.350% due 05/06/2030	2,900	2,981
Yale University 4.701% due 04/15/2032	8,100	8,339

		191,665

UTILITIES 4.2%
Ameren Missouri Securitization Funding I LLC 4.850% due 10/01/2041	3,469	3,499
Consumers Energy Co.
4.700% due 01/15/2030	1,750	1,789
4.900% due 02/15/2029	5,300	5,440
DTE Electric Co. 5.250% due 05/15/2035	5,500	5,656
DTE Electric Securitization Funding II LLC 5.970% due 03/01/2033	3,933	4,175
Empire District Bondco LLC 4.943% due 01/01/2035	8,615	8,769
Entergy Arkansas LLC 5.450% due 06/01/2034	6,000	6,283
Evergy Metro, Inc. 5.400% due 04/01/2034	900	938
Florida Power & Light Co.
5.150% due 06/15/2029	6,000	6,239
5.300% due 06/15/2034	3,000	3,144
National Grid PLC 5.602% due 06/12/2028	3,100	3,203
National Rural Utilities Cooperative Finance Corp. 5.100% due 05/06/2027	8,000	8,124
NBN Co. Ltd.
1.450% due 05/05/2026	3,000	2,974
4.250% due 10/01/2029	1,400	1,402
New York State Electric & Gas Corp. 5.650% due 08/15/2028	2,000	2,083
NorthWestern Corp. 5.073% due 03/21/2030	2,400	2,464
Ohio Edison Co. 4.950% due 12/15/2029	1,500	1,535
Pacific Gas & Electric Co.
3.000% due 06/15/2028	2,400	2,328
3.300% due 03/15/2027	3,000	2,969
5.450% due 06/15/2027	3,500	3,560
6.100% due 01/15/2029	1,200	1,257
6.400% due 06/15/2033	1,900	2,053
6.950% due 03/15/2034	2,700	3,005
PacifiCorp 5.300% due 02/15/2031	2,200	2,266
PG&E Recovery Funding LLC 4.838% due 06/01/2035	6,553	6,670
Public Service Co. of Colorado 5.350% due 05/15/2034	5,000	5,140
Public Service Electric & Gas Co. 4.850% due 08/01/2034	3,700	3,732
Puget Sound Energy, Inc. 5.330% due 06/15/2034	1,900	1,960
San Diego Gas & Electric Co.
1.700% due 10/01/2030	1,285	1,148
5.400% due 04/15/2035	3,000	3,107

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2025 (Unaudited)

SCE Recovery Funding LLC 4.453% due 03/15/2036	7,400	7,428
Southern California Edison Co. 4.875% due 02/01/2027	1,000	1,007
Swepco Storm Recovery Funding LLC 4.880% due 09/01/2041	5,511	5,575
System Energy Resources, Inc. 5.300% due 12/15/2034	6,000	6,068
Texas Electric Market Stabilization Funding N LLC
4.265% due 08/01/2036	8,670	8,652
4.966% due 02/01/2044	4,600	4,540
Trans-Allegheny Interstate Line Co. 5.000% due 01/15/2031	3,600	3,700
Verizon Communications, Inc. 5.000% due 01/15/2036	4,500	4,463
Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	5,000	5,116
5.088% due 05/01/2029	2,405	2,422

		155,883

Total Corporate Bonds & Notes (Cost $812,985)		811,885

MUNICIPAL BONDS & NOTES 2.4%
ALABAMA 0.1%
Alabama Economic Settlement Authority Revenue Bonds, Series 2016 4.263% due 09/15/2032	3,545	3,544

CALIFORNIA 0.7%
California State University Revenue Notes, Series 2020
1.338% due 11/01/2027	1,000	961
1.490% due 11/01/2028	5,400	5,084
1.690% due 11/01/2029	4,400	4,073
1.740% due 11/01/2030	2,600	2,354
Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004 0.000% due 08/15/2030 (a)	5,200	4,295
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.787% due 06/01/2031	1,000	909
3.037% due 06/01/2032	4,200	3,788
Marin County, California Revenue Bonds, (NPFGC Insured), Series 2003 5.410% due 08/01/2026	720	727
Monterey Park, California Revenue Notes, Series 2021
1.630% due 06/01/2028	250	236
1.893% due 06/01/2030	300	271
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	500	597
University of California Revenue Notes, Series 2020
1.316% due 05/15/2027	1,200	1,162
1.366% due 05/15/2027	3,000	2,906

		27,363

FLORIDA 0.1%
Miami-Dade County, Florida Revenue Notes, Series 2021 1.936% due 10/01/2028	1,000	950
State Board of Administration Finance Corp. Florida Revenue Notes, Series 2024 5.526% due 07/01/2034	5,100	5,366

		6,316

KANSAS 0.1%
Wyandotte County-Kansas City Unified Government Utility System, Kansas Revenue Notes, Series 2020
1.861% due 09/01/2028	2,000	1,898
1.961% due 09/01/2029	600	558

		2,456

LOUISIANA 0.1%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 4.145% due 02/01/2033	4,400	4,405

MICHIGAN 0.0%
Michigan Finance Authority Revenue Notes, Series 2019 2.596% due 12/01/2026	1,400	1,385

NEW YORK 0.6%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010 5.008% due 08/01/2027	900	916
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2019 2.980% due 11/01/2027	7,000	6,910
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024 4.375% due 05/01/2037	5,500	5,305

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2025 (Unaudited)

New York State Urban Development Corp. Revenue Notes, Series 2020 1.496% due 03/15/2027	9,400	9,173

		22,304

TEXAS 0.2%
Houston Community College System, Texas General Obligation Notes, Series 2021 5.000% due 02/15/2029	2,000	2,070
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023 5.102% due 04/01/2035	4,187	4,300
Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010 5.028% due 04/01/2026	575	576

		6,946

UTAH 0.1%
Utah Municipal Power Agency Revenue Bonds, Series 2016 3.237% due 07/01/2028	2,000	1,976

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.820% due 06/01/2026	3,300	3,270
2.020% due 06/01/2027	4,400	4,278
2.351% due 06/01/2028	3,000	2,876

		10,424

WISCONSIN 0.1%
Wisconsin State Revenue Notes, Series 2020 2.299% due 05/01/2028	2,100	2,034

Total Municipal Bonds & Notes (Cost $90,884)		89,153

U.S. GOVERNMENT AGENCIES 45.1%
Federal Home Loan Mortgage Corp.
2.500% due 04/01/2051 - 10/01/2053	33,171	28,141
3.000% due 10/01/2046 - 06/01/2052	96,373	85,673
3.500% due 06/01/2044 - 10/01/2048	782	741
4.000% due 05/01/2047 - 01/01/2055	64,848	61,981
4.500% due 10/01/2048 - 01/01/2053	95,359	93,579
5.000% due 02/01/2053 - 12/01/2053	72,288	72,366
6.000% due 02/01/2055 - 03/01/2055	74,698	76,747
6.500% due 04/01/2054 - 05/01/2055	22,655	23,583
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.903% due 07/25/2054 ~	6,357	6,188
4.650% due 08/25/2028 ~	4,800	4,882
4.850% due 09/25/2028	1,400	1,435
5.430% due 06/25/2031 ~	3,000	3,130
Federal Home Loan Mortgage Corp. REMICS
1.000% due 12/15/2040 - 05/25/2047	13,965	12,632
1.250% due 12/15/2044	1,198	1,012
2.500% due 09/25/2048	3,043	2,847
4.398% due 09/15/2035 •	4	4
4.498% due 02/15/2041 •	128	126
4.548% due 04/15/2041 •	39	39
4.568% due 11/15/2036 •	33	33
4.648% due 04/15/2041 •	322	320
4.673% due 08/15/2040 - 10/15/2040 •	1,428	1,405
4.763% due 07/15/2040 •	1,276	1,264
4.814% due 11/25/2054 •	29,198	29,323
4.823% due 07/15/2041 - 03/15/2042 •	3,312	3,299
4.874% due 08/25/2054 •	3,261	3,273
4.924% due 08/25/2054 •	1,789	1,797
5.024% due 03/25/2055 - 08/25/2055 •	7,176	7,205
Federal Home Loan Mortgage Corp. STRIPS 4.673% due 10/15/2037 •	1,916	1,894
Federal National Mortgage Association
1.630% due 05/01/2027	8,200	7,961
2.500% due 03/01/2051 - 07/01/2053	36,624	31,094
3.000% due 01/01/2035 - 07/01/2052	254,982	226,481
3.020% due 03/01/2028	1	1
3.290% due 04/01/2027 - 03/01/2028	12,484	12,378
3.430% due 05/01/2028	65	64
3.500% due 10/01/2034 - 07/01/2048	5,093	4,945
4.000% due 01/01/2046 - 04/01/2055	88,044	84,367
4.250% due 04/01/2030	8,700	8,752
4.300% due 12/01/2032	16,800	16,756
4.320% due 03/01/2030	7,112	7,182
4.500% due 08/01/2048 - 05/01/2053	63,146	61,965
4.600% due 04/01/2030	8,700	8,878
5.000% due 01/01/2028 - 07/01/2053	6,582	6,624
5.500% due 01/01/2027 - 02/01/2054	26,914	27,355
6.189% due 07/01/2034 •	53	54
6.278% due 10/01/2037 •	104	109
6.500% due 05/01/2054 - 05/01/2055	19,544	20,351

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2025 (Unaudited)

Federal National Mortgage Association REMICS
0.750% due 11/25/2050	13,089	9,806
4.229% due 06/25/2037 •	100	99
4.239% due 11/25/2045 •	282	278
4.289% due 12/25/2045 •	159	157
4.339% due 03/25/2035 - 03/25/2046 •	328	325
4.586% due 03/25/2036 •	197	194
4.719% due 06/25/2040 •	113	113
4.723% due 11/25/2046 •	238	234
4.743% due 11/25/2046 - 12/25/2056 •	2,068	2,029
4.763% due 12/25/2046 •	1,334	1,324
4.773% due 07/25/2046 - 10/25/2046 •	2,120	2,084
4.823% due 01/25/2047 •	1,362	1,355
4.924% due 01/25/2055 •	2,126	2,132
5.024% due 03/25/2055 •	804	807
5.074% due 10/25/2053 - 07/25/2055 •	6,559	6,592
Government National Mortgage Association 3.500% due 09/20/2045	1,163	1,084
Government National Mortgage Association REMICS
1.500% due 10/20/2045	4,610	3,853
3.000% due 01/20/2067	1,715	1,686
4.654% due 07/20/2063 •	198	199
4.684% due 06/20/2065 •	1,533	1,534
4.690% due 09/20/2065 •	813	813
4.714% due 03/20/2065 •	1,211	1,213
4.764% due 12/20/2064 - 06/20/2066 •	1,737	1,740
4.794% due 08/20/2061 •	1	1
4.844% due 09/20/2063 •	7	7
4.864% due 10/20/2063 - 09/20/2065 •	107	108
4.884% due 02/20/2066 •	7	7
4.914% due 05/20/2066 •	943	947
4.994% due 04/20/2066 •	1,605	1,613
5.014% due 04/20/2066 •	1,642	1,650
5.034% due 07/20/2065 •	50	50
5.064% due 12/20/2066 •	1,073	1,080
5.114% due 01/20/2067 •	1,475	1,485
5.264% due 03/20/2066 •	771	777
Government National Mortgage Association, TBA
3.000% due 01/01/2056	17,720	15,925
3.500% due 02/01/2056	114,200	103,931
5.000% due 01/01/2056	53,000	52,887
6.000% due 02/01/2056	51,900	52,859
Tennessee Valley Authority 4.375% due 08/01/2034	3,200	3,233
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2056	76,600	64,757
3.000% due 02/01/2056	23,500	20,773
4.000% due 02/01/2056	260,300	246,773
6.500% due 02/01/2056	7,600	7,900

Total U.S. Government Agencies (Cost $1,640,808)		1,666,650

U.S. TREASURY OBLIGATIONS 11.6%
U.S. Treasury Inflation Protected Securities (b)
2.125% due 01/15/2035	46,428	47,264
U.S. Treasury Notes
4.000% due 07/31/2029 (e)	60,000	60,786
4.000% due 06/30/2032	17,600	17,704
4.000% due 11/15/2035	60,000	59,142
4.125% due 07/31/2031	131,760	133,927
4.375% due 01/31/2032	1,100	1,131
4.875% due 10/31/2030 (e)	105,000	110,320

Total U.S. Treasury Obligations (Cost $423,973)		430,274

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.9%
225 Liberty Street Trust 3.597% due 02/10/2036	1,200	1,176
Bank
1.805% due 11/15/2053	5,890	5,641
2.933% due 09/15/2062	7,736	7,568
3.183% due 08/15/2061	4,300	4,077
4.775% due 10/15/2057	3,000	3,003
5.158% due 12/25/2067	2,079	2,141
Bank5
4.745% due 11/15/2058	3,500	3,545
5.270% due 12/15/2058	7,900	8,172
BBCMS Mortgage Trust
4.534% due 09/15/2058	2,000	2,010
5.009% due 12/15/2058	4,500	4,558
5.433% due 02/15/2062	3,300	3,452
5.586% due 07/15/2058 ~	2,400	2,527
5.609% due 12/15/2057	5,100	5,320
5.720% due 02/15/2062	1,700	1,811
Benchmark Mortgage Trust
2.615% due 12/15/2054	1,626	1,539

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2025 (Unaudited)

2.888% due 08/15/2057	3,476	3,405
2.957% due 12/15/2062	4,766	4,663
3.780% due 02/15/2051 ~	369	368
4.232% due 01/15/2052	5,700	5,658
4.704% due 10/15/2058	1,400	1,416
4.767% due 01/15/2058 ~	2,300	2,331
5.184% due 10/15/2058	2,000	2,061
5.439% due 08/15/2058 ~	2,700	2,808
5.660% due 04/15/2057	7,400	7,746
BMO Mortgage Trust
5.057% due 10/15/2058	2,400	2,430
5.566% due 11/15/2057 ~	7,000	7,275
5.625% due 12/15/2057 ~	4,500	4,688
5.857% due 02/15/2057	12,300	12,856
BX Commercial Mortgage Trust
4.594% due 10/15/2036 •	476	476
4.785% due 12/15/2038 •	2,199	2,200
Cantor Commercial Real Estate Lending 2.817% due 11/15/2052	6,335	6,211
COMM Mortgage Trust
2.873% due 08/15/2057	1,299	1,273
3.091% due 10/10/2049	3,700	3,661
3.510% due 09/10/2050	4,200	4,146
4.228% due 05/10/2051	3,800	3,746
CSAIL Commercial Mortgage Trust 2.957% due 09/15/2052	6,450	6,348
CSMC Trust 5.715% due 10/15/2037 •	5,300	5,287
CSWF Corp. 4.931% due 06/15/2034 •	13	13
JP Morgan Chase Commercial Mortgage Securities Trust 5.214% due 12/15/2036 •	6,000	2,967
JPMBB Commercial Mortgage Securities Trust 3.639% due 11/15/2047	206	203
JPMDB Commercial Mortgage Securities Trust
2.982% due 11/13/2052	2,481	2,438
2.994% due 12/15/2049	56	56
3.144% due 06/15/2049	2,900	2,882
Morgan Stanley Bank of America Merrill Lynch Trust 3.306% due 04/15/2048	287	284
Morgan Stanley Capital I Trust
2.606% due 08/15/2049	71	71
3.067% due 11/15/2052	4,814	4,721
3.587% due 12/15/2050	700	692
MSWF Commercial Mortgage Trust 6.014% due 12/15/2056 ~	4,000	4,321
NYO Commercial Mortgage Trust 4.960% due 11/15/2038 •	18,000	17,987
UBS Commercial Mortgage Trust
2.866% due 10/15/2052	5,200	5,092
2.987% due 12/15/2052	726	713
3.366% due 10/15/2050	802	799
3.504% due 12/15/2050	2,491	2,478
3.903% due 02/15/2051	1,573	1,569
4.195% due 08/15/2051	592	593
Wells Fargo Commercial Mortgage Trust
2.651% due 02/15/2053	1,204	1,171
2.652% due 08/15/2049	1,600	1,583
3.311% due 06/15/2052	4,750	4,535
4.147% due 06/15/2051	673	674
5.920% due 11/15/2057 ~	9,900	10,429
WSTN Trust 6.297% due 07/05/2037 ~	3,000	3,056

Total Non-Agency Mortgage-Backed Securities (Cost $223,766)		216,920

ASSET-BACKED SECURITIES 10.5%
AUTOMOBILE SEQUENTIAL 3.6%
Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029	6,000	6,135
5.360% due 06/20/2030	11,000	11,360
5.440% due 02/22/2028	5,000	5,062
5.810% due 12/20/2029	7,900	8,225
6.020% due 02/20/2030	3,500	3,673
Bank of America Auto Trust 5.660% due 11/15/2029	3,950	4,029
Capital One Prime Auto Receivables Trust 5.820% due 06/15/2028	3,792	3,837
CarMax Auto Owner Trust 6.000% due 07/17/2028	5,900	5,977
Carvana Auto Receivables Trust 4.240% due 08/11/2031	11,200	11,258
Chesapeake Funding II LLC 5.520% due 05/15/2036	1,799	1,821

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2025 (Unaudited)

Ford Credit Auto Owner Trust 5.280% due 02/15/2036	3,800	3,931
GM Financial Consumer Automobile Receivables Trust
5.710% due 02/16/2029	5,000	5,128
5.780% due 08/16/2028	1,412	1,426
GM Financial Revolving Receivables Trust
4.520% due 03/11/2037	6,700	6,817
4.980% due 12/11/2036	6,300	6,486
5.770% due 08/11/2036	5,400	5,672
Hertz Vehicle Financing III LLC
5.570% due 09/25/2029	8,000	8,248
6.150% due 03/25/2030	3,400	3,565
Honda Auto Receivables Owner Trust
4.510% due 11/21/2030	1,000	1,011
4.570% due 03/21/2029	4,700	4,737
Hyundai Auto Lease Securitization Trust 4.530% due 04/17/2028	6,500	6,561
Nissan Auto Lease Trust
4.910% due 04/15/2027	8,596	8,618
4.970% due 09/15/2028	2,200	2,211
SBNA Auto Lease Trust 6.520% due 04/20/2028	1,000	1,006
SFS Auto Receivables Securitization Trust
4.940% due 01/21/2031	500	508
4.950% due 05/21/2029	666	670
Toyota Lease Owner Trust 5.660% due 11/20/2026	42	42
Volkswagen Auto Loan Enhanced Trust 5.020% due 06/20/2028	2,649	2,665
World Omni Auto Receivables Trust
5.030% due 11/15/2029	900	911
5.150% due 11/15/2028	1,437	1,446

		133,036

CMBS OTHER 0.9%
ACREC Ltd. 4.999% due 10/16/2036 •	806	806
Arbor Realty Commercial Real Estate Notes Ltd. 5.215% due 11/15/2036 •	3,895	3,920
AREIT Trust
5.187% due 01/20/2037 •	2,677	2,674
5.847% due 08/17/2041 •	885	885
5.978% due 06/17/2039 •	1,890	1,890
BDS Ltd. 5.199% due 12/16/2036 •	1,132	1,133
GPMT Ltd.
5.198% due 12/15/2036 •	872	874
5.349% due 07/16/2035 •	598	598
Greystone CRE Notes LLC 5.231% due 01/15/2043 •	3,500	3,509
LoanCore Issuer Ltd. 5.165% due 11/15/2038 •	620	624
LRECS LLC 5.500% due 08/19/2043 •	8,500	8,516
MF1 LLC 6.366% due 09/17/2037 •	708	709
MF1 Ltd. 4.929% due 10/16/2036 •	663	663
Starwood Ltd. 5.049% due 04/18/2038 •	4,190	4,194
TRTX Issuer Ltd. 5.386% due 02/15/2039 •	2,961	2,956

		33,951

CREDIT CARD BULLET 0.2%
American Express Credit Account Master Trust
4.800% due 05/15/2030	2,000	2,049
5.240% due 04/15/2031	6,000	6,259

		8,308

CREDIT CARD OTHER 0.4%
Capital One Multi-Asset Execution Trust 4.420% due 05/15/2028	8,300	8,317
Synchrony Card Funding LLC 5.740% due 10/15/2029	5,000	5,073

		13,390

OTHER ABS 5.4%
Anchorage Capital CLO 21 Ltd. 4.934% due 10/20/2034 •	4,200	4,197

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2025 (Unaudited)

Anchorage Credit Funding 1 Ltd. 3.900% due 07/28/2037	735	730
Anchorage Credit Funding 19 Ltd. 5.036% due 10/25/2040	2,000	2,001
Apidos CLO XI 5.122% due 04/17/2034 •	6,800	6,808
ARES LXII CLO Ltd. 4.928% due 01/25/2034 •	4,700	4,700
Atlantic Avenue Ltd. 5.266% due 10/15/2038 •	3,900	3,913
Atlas Senior Loan Fund XVII Ltd. 4.944% due 10/20/2034 •	1,000	998
Atlas Senior Loan Fund XVIII Ltd. 4.994% due 01/18/2035 •	2,000	2,000
Bethpage Park CLO Ltd. 5.296% due 01/15/2035 •	5,691	5,709
Birch Grove CLO Ltd. 5.472% due 07/17/2037 •	6,200	6,226
BlueMountain CLO XXXIV Ltd. 5.034% due 04/20/2035 •	2,400	2,401
Capital Street Master Trust 5.074% due 08/16/2029 •	3,000	2,997
CBAMR Ltd. 5.535% due 07/15/2037 •	9,200	9,209
CQS U.S. CLO 5 Ltd. 5.101% due 01/17/2039 •	8,500	8,508
DLLMT LLC
5.340% due 03/22/2027	1,514	1,520
5.350% due 03/20/2031	5,660	5,721
Dryden 95 CLO Ltd. 4.929% due 08/20/2034 •	3,600	3,599
ECMC Group Student Loan Trust
4.739% due 02/27/2068 •	2,657	2,644
4.789% due 09/25/2068 •	3,595	3,574
4.989% due 01/27/2070 •	4,490	4,505
5.039% due 05/25/2067 •	2,319	2,319
Elevation CLO Ltd.
4.988% due 07/25/2034 •	2,200	2,198
5.158% due 01/25/2035 •	4,500	4,506
Flatiron CLO 19 Ltd. 5.032% due 11/16/2034 •	2,138	2,139
Gallatin CLO VIII Ltd. 5.256% due 07/15/2031 •	1,787	1,788
ICG U.S. CLO Ltd.
4.884% due 01/16/2033 •	2,359	2,361
5.034% due 10/20/2034 •	4,500	4,502
Jamestown CLO XVI Ltd. 4.978% due 07/25/2034 •	3,200	3,201
KKR CLO 21 Ltd. 5.166% due 04/15/2031 •	662	663
LCM 36 Ltd. 4.975% due 01/15/2034 •	1,000	999
Navient Private Education Loan Trust 5.315% due 07/16/2040 •	1,116	1,118
Navient Private Education Refi Loan Trust
4.765% due 01/15/2043 •	150	150
4.865% due 04/15/2069 •	1,154	1,148
Navient Refinance Loan Trust 4.800% due 10/15/2055	6,011	6,030
Navient Student Loan Trust
4.789% due 07/26/2066 •	1,805	1,797
6.480% due 03/15/2072	791	819
Nelnet Student Loan Trust
5.268% due 06/22/2065 •	5,352	5,397
5.334% due 05/17/2055 •	5,146	5,188
Neuberger Berman Loan Advisers CLO 43 Ltd. 4.932% due 07/17/2036 •	2,800	2,799
Neuberger Berman Loan Advisers CLO 45 Ltd. 4.972% due 10/14/2036 •	2,800	2,799
Northwoods Capital 25 Ltd. 5.004% due 07/20/2034 •	2,000	1,997
Octagon Investment Partners 40 Ltd. 4.924% due 01/20/2035 •	6,700	6,698
OFSI BSL X Ltd. 5.154% due 04/20/2034 •	3,500	3,505
OZLM XXIV Ltd. 5.306% due 07/20/2032 •	1,699	1,701
Parallel Ltd. 5.015% due 07/15/2034 •	4,200	4,192
PK ALIFT Loan Funding 7 LP 4.750% due 03/15/2043	2,637	2,647
Riserva CLO Ltd. 4.934% due 01/18/2034 •	1,800	1,800
Romark CLO Ltd. 5.151% due 10/23/2030 •	113	113

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2025 (Unaudited)

Saranac CLO VI Ltd. 5.125% due 08/13/2031 •	209	209
SLM Private Education Loan Trust 8.615% due 10/15/2041 •	2,237	2,354
SMB Private Education Loan Trust
4.595% due 01/15/2053 •	2,175	2,156
4.696% due 09/15/2054 •	381	380
5.020% due 03/17/2053	2,186	2,206
5.130% due 04/15/2054	2,793	2,838
TCW CLO AMR Ltd. 5.151% due 08/16/2034 •	2,600	2,602
Tesla Sustainable Energy Trust 5.080% due 06/21/2050	396	398
THL Credit Wind River CLO Ltd. 5.105% due 04/15/2035 •	4,700	4,704
Trinitas CLO VI Ltd. 4.968% due 01/25/2034 •	2,600	2,601
Venture XXVII CLO Ltd. 5.196% due 07/20/2030 •	90	90
Verdelite Static CLO Ltd. 5.014% due 07/20/2032 •	4,310	4,311
Verizon Master Trust 4.350% due 08/20/2032	7,500	7,575
Voya CLO Ltd. 4.944% due 04/20/2034 •	3,300	3,300
Wind River CLO Ltd. 4.965% due 10/15/2034 •	5,172	5,160

		197,418

Total Asset-Backed Securities (Cost $382,269)		386,103

SOVEREIGN ISSUES 0.1%
Mexico Government International Bonds 6.000% due 05/13/2030	1,900	1,994

Total Sovereign Issues (Cost $1,891)		1,994

SHORT-TERM INSTRUMENTS 31.4%
REPURCHASE AGREEMENTS (c) 31.4%		1,161,200

Total Short-Term Instruments (Cost $1,161,200)		1,161,200

Total Investments in Securities (Cost $4,737,776)		4,764,179

Total Investments 129.0% (Cost $4,737,776)		$4,764,179
Financial Derivative Instruments (d) (0.0)%(Cost or Premiums, net $911)		(276)
Other Assets and Liabilities, net (29.0)%		(1,071,144)

Net Assets 100.0%		$3,692,759

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.
(b)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.790%	01/02/2026	01/05/2026	$534,400	U.S. Treasury Notes 4.125% due 03/31/2031	$(545,129)	$534,400	$534,400
3.870	12/31/2025	01/02/2026	533,600	U.S. Treasury Notes 3.500% - 4.125% due 03/31/2029 - 04/30/2030	(543,675)	533,600	533,715
SAL	3.870	12/31/2025	01/02/2026	93,200	U.S. Treasury Bills 0.000% due 10/29/2026	(95,133)	93,200	93,220

Total Repurchase Agreements	$(1,183,937)	$1,161,200	$1,161,335

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.2)%
Government National Mortgage Association, TBA	3.000%	01/01/2056	$9,560	$(8,620)	$(8,592)

Total Short Sales (0.2)%	$(8,620)	$(8,592)

(1)	Includes accrued interest.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2026	2,323	$485,017	$(35)	$0	$(163)
U.S. Treasury 5-Year Note March Futures	03/2026	4,608	503,676	(482)	0	(540)
U.S. Treasury 10-Year Note March Futures	03/2026	1,963	220,715	(419)	0	(399)

$(936)	$0	$(1,102)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Long-Term Bond March Futures	03/2026	129	$(14,912)	$102	$28	$0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	315	(37,170)	630	118	0

$732	$146	$0

Total Futures Contracts	$(204)	$146	$(1,102)

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2025 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.800%	Annual	09/05/2028	$195,000	$(2,270)	$117	$(2,153)	$160	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	15,400	(35)	191	156	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.620	Annual	02/14/2030	72,600	748	(901)	(153)	100	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	140,170	(140)	(1,258)	(1,398)	252	0
Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035	39,400	(383)	(344)	(727)	89	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055	20,900	2,991	1,396	4,387	62	0

Total Swap Agreements						$911	$(799)	$112	$680	$0

(e)

Securities with an aggregate market value of $22,522 and cash of $8,070 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$464,337	$0	$464,337
Industrials						0	191,665	0	191,665
Utilities						0	155,883	0	155,883
Municipal Bonds & Notes
Alabama						0	3,544	0	3,544
California						0	27,363	0	27,363
Florida						0	6,316	0	6,316
Kansas						0	2,456	0	2,456
Louisiana						0	4,405	0	4,405
Michigan						0	1,385	0	1,385
New York						0	22,304	0	22,304
Texas						0	6,946	0	6,946
Utah						0	1,976	0	1,976
West Virginia						0	10,424	0	10,424
Wisconsin						0	2,034	0	2,034
U.S. Government Agencies						0	1,666,650	0	1,666,650
U.S. Treasury Obligations						0	430,274	0	430,274
Non-Agency Mortgage-Backed Securities						0	216,920	0	216,920
Asset-Backed Securities
Automobile Sequential						0	133,036	0	133,036
CMBS Other						0	33,951	0	33,951
Credit Card Bullet						0	8,308	0	8,308
Credit Card Other						0	13,390	0	13,390
Other ABS						0	197,418	0	197,418
Sovereign Issues						0	1,994	0	1,994
Short-Term Instruments
Repurchase Agreements						0	1,161,200	0	1,161,200

Total Investments						$0	$4,764,179	$0	$4,764,179

Short Sales, at Value - Liabilities
U.S. Government Agencies						$0	$(8,592)	$0	$(8,592)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						$0	$826	$0	$826

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						$0	$(1,102)	$0	$(1,102)

Total Financial Derivative Instruments						$0	$(276)	$0	$(276)

Totals						$0	$4,755,311	$0	$4,755,311

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 299.6% ¤
CORPORATE BONDS & NOTES 1.5%
BANKING & FINANCE 0.0%
Ambac Assurance Corp. 5.100% due 12/31/2099 (d)	$38	$49

INDUSTRIALS 1.5%
Beignet Investor LLC 6.581% due 05/30/2049	16,460	17,405
CVS Pass-Through Trust 6.036% due 12/10/2028	433	438

		17,843

Total Corporate Bonds & Notes (Cost $16,943)		17,892

MUNICIPAL BONDS & NOTES 0.3%
TEXAS 0.3%
Ennis Economic Development Corp. Texas Revenue Bonds, (NPFGC Insured), Series 1999 0.000% due 08/01/2034 (c)	6,860	3,891

Total Municipal Bonds & Notes (Cost $5,238)		3,891

U.S. GOVERNMENT AGENCIES 270.1%
Federal Agricultural Mortgage Corp. 8.850% due 04/25/2030 ~	21	21
Federal Home Loan Mortgage Corp.
1.500% due 12/01/2050 - 04/01/2051	153	119
2.000% due 04/01/2036	6,556	6,079
2.500% due 01/01/2032 - 03/01/2052	7,928	6,930
3.000% due 02/01/2040 - 04/01/2052	62,462	56,207
3.500% due 09/01/2032 - 02/01/2050	1,692	1,638
4.000% due 06/01/2029 - 12/01/2048	6,308	6,141
4.195% due 07/01/2030 •	38	37
4.500% due 03/01/2029 - 06/01/2048	5,244	5,271
4.515% due 03/01/2029 •	1	1
5.000% due 05/01/2026 - 06/01/2053	4,436	4,541
5.000% due 10/01/2055 (f)	2,697	2,691
5.500% due 11/01/2030 - 05/01/2055	11,648	12,065
5.762% due 01/01/2028 •	2	2
5.848% due 12/01/2032 •	4	4
5.869% due 09/01/2028 •	1	1
6.000% due 07/01/2027 - 04/01/2055	5,595	5,790
6.077% due 12/01/2026 •	1	1
6.144% due 07/01/2035 •	64	66
6.150% due 12/01/2029 •	1	1
6.200% due 11/01/2027 •	9	9
6.255% due 12/01/2035 •	160	167
6.285% due 03/01/2033 •	22	23
6.322% due 11/01/2029 •	19	19
6.375% due 10/01/2035 •	10	10
6.390% due 05/01/2032 •	4	4
6.430% due 08/01/2035 •	3	3
6.488% due 05/01/2032 •	54	55
6.499% due 03/01/2032 •	2	2
6.500% due 04/01/2029 - 08/01/2037	238	251
6.503% due 10/01/2036 •	23	24
6.532% due 06/01/2028 - 02/01/2031 •	4	5
6.536% due 07/01/2030 •	1	1
6.643% due 02/01/2027 •	6	6
6.647% due 11/01/2034 •	8	9
6.750% due 03/01/2033 •	8	8
7.000% due 01/01/2026 - 12/01/2032	9	9
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 4.660% due 01/25/2031	6,100	6,231
Federal Home Loan Mortgage Corp. REMICS
0.000% due 01/15/2035 •	3,159	2,981
0.000% due 08/15/2056 - 10/15/2058 (b)(c)	33,093	21,163
0.355% due 05/15/2041 •	3,325	3,205
1.229% due 05/15/2035 •	2,547	2,607
1.551% due 10/15/2037 ~(a)	40	2
1.561% due 10/15/2037 ~(a)	85	4

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

1.709% due 05/15/2037 ~(a)	246	14
1.741% due 03/15/2037 ~(a)	98	5
1.770% due 11/15/2036 - 11/15/2038 ~(a)	544	31
1.859% due 08/15/2041 ~(a)	85	5
1.862% due 06/15/2038 ~(a)	221	13
1.921% due 10/15/2041 ~(a)	175	10
1.964% due 02/15/2038 ~(a)	171	9
2.000% due 11/25/2050 (a)	5,469	736
2.084% due 08/15/2036 ~(a)	107	8
2.500% due 12/15/2027 (a)	354	7
3.000% due 08/15/2032	3,184	3,079
3.000% due 02/15/2033 - 09/15/2048 (a)	2,261	203
3.500% due 08/15/2026 (a)	45	0
4.000% due 01/15/2046 (a)	2,913	505
4.398% due 06/15/2048 - 12/15/2048 •	2,492	2,449
4.448% due 12/15/2029 •	15	15
4.539% due 01/25/2050 •	1,263	1,244
4.548% due 09/15/2026 - 12/15/2031 •	5	4
4.673% due 08/15/2040 - 10/15/2040 •	3,991	3,926
4.698% due 08/15/2035 •	169	169
4.823% due 12/15/2046 •	308	304
5.048% due 04/15/2031 •	123	125
5.098% due 06/15/2031 •	8	8
5.298% due 07/15/2027 •	15	16
6.000% due 11/15/2028 - 09/15/2032	65	67
6.250% due 12/15/2028	24	24
6.500% due 06/15/2027 - 06/15/2032	176	184
7.500% due 01/15/2030	11	12
Federal Home Loan Mortgage Corp. STRIPS
2.500% due 10/15/2052 (a)	37,927	5,861
2.883% due 12/15/2043 •	1,073	988
3.500% due 01/15/2043 - 08/15/2045 (a)	9,830	1,552
4.648% due 03/15/2044 •	772	770
4.673% due 10/15/2037 •	427	422
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.229% due 07/25/2031 •	17	17
4.239% due 05/25/2031 •	56	56
4.269% due 09/25/2031 •	17	17
4.576% due 08/15/2032 ~	5	4
6.500% due 10/25/2043	109	112
Federal National Mortgage Association
1.500% due 06/01/2051	117	91
2.000% due 11/01/2026 - 03/01/2033	1,078	1,021
2.500% due 01/01/2033 - 04/01/2052	27,284	23,448
3.000% due 10/01/2026 - 05/01/2058	140,283	125,703
3.500% due 02/01/2026 - 01/01/2059	86,179	81,386
3.575% due 02/01/2026	9,000	8,975
4.000% due 04/01/2026 - 06/01/2049	54,118	52,973
4.171% due 10/01/2031 •	11	10
4.227% due 11/01/2028 •	7	7
4.374% due 02/01/2028 ~	5,990	6,007
4.388% due 08/01/2028 •	5	5
4.407% due 05/01/2036 •	1	1
4.434% due 05/01/2036 •	24	24
4.440% due 06/01/2033	644	644
4.460% due 02/01/2028 •	2	2
4.463% due 11/01/2028 •	3	3
4.473% due 03/01/2035 •	23	23
4.490% due 04/01/2033	2,000	2,003
4.500% due 03/01/2029 - 04/01/2059	26,436	26,377
4.507% due 05/01/2036 •	1	1
4.550% due 05/01/2028	200	203
4.580% due 08/01/2033	1,000	1,013
4.610% due 05/01/2036 •	1	1
4.630% due 07/01/2033	3,446	3,460
4.700% due 04/01/2033	3,552	3,598
4.860% due 07/01/2033	2,500	2,561
4.900% due 10/01/2028	708	725
4.990% due 03/01/2031	1,471	1,511
5.000% due 03/01/2026 - 06/01/2053	6,144	6,221
5.031% due 02/01/2031 •	10	10
5.277% due 08/01/2042 - 10/01/2044 •	440	442
5.300% due 09/01/2038	998	1,052
5.477% due 10/01/2030 - 09/01/2040 •	24	25
5.496% due 02/01/2031 •	8	8
5.500% due 11/01/2028 - 05/01/2055	9,487	9,732
5.570% due 10/01/2028	859	868
5.591% due 09/01/2034 •	1	1
5.610% due 10/01/2028	883	893
5.730% due 10/01/2028	1,122	1,173
5.750% due 12/01/2030 •	11	11
5.765% due 11/01/2035 •	52	53
5.829% due 05/01/2030 •	5	5
5.927% due 11/01/2035 •	3	3
6.000% due 09/01/2028 - 05/01/2041	5,952	6,239
6.038% due 02/01/2030 •	11	11

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

6.048% due 03/01/2035 •	11	11
6.050% due 11/01/2035 •	201	204
6.105% due 11/01/2048 •	409	426
6.106% due 12/01/2031 •	1	1
6.125% due 08/01/2029 •	3	3
6.151% due 09/01/2035 •	34	35
6.152% due 07/01/2032 •	10	10
6.155% due 11/01/2035 •	4	4
6.159% due 09/01/2031 •	2	2
6.162% due 06/01/2032 •	12	12
6.187% due 01/01/2035 •	5	5
6.216% due 07/01/2035 •	8	9
6.218% due 12/01/2048 •	581	606
6.233% due 05/01/2035 •	4	5
6.260% due 06/01/2035 •	52	54
6.276% due 06/01/2035 •	14	14
6.290% due 07/01/2034 - 09/01/2035 •	50	51
6.305% due 07/01/2035 •	5	5
6.320% due 02/01/2027 •	1	1
6.375% due 08/01/2035 •	20	21
6.393% due 02/01/2034 •	5	5
6.395% due 06/01/2029 - 04/01/2032 •	12	12
6.422% due 09/01/2035 •	27	28
6.430% due 01/01/2049 •	1,083	1,129
6.460% due 05/01/2035 •	21	22
6.500% due 02/01/2026 - 04/01/2043	2,782	2,927
6.560% due 09/01/2034 •	22	22
6.600% due 01/01/2030 •	22	23
6.675% due 02/01/2035 •	12	12
6.799% due 05/01/2036 •	7	7
6.848% due 12/01/2027 •	2	2
6.912% due 02/01/2036 •	7	7
7.000% due 09/01/2032	3	3
7.500% due 10/01/2028	3	3
8.000% due 07/01/2030 - 10/01/2030	3	3
Federal National Mortgage Association Grantor Trust
2.794% due 09/26/2033 •	1	1
4.066% due 07/25/2032 •	17	17
7.500% due 07/25/2041	38	40
Federal National Mortgage Association Interest STRIPS
3.000% due 11/25/2043 (a)	1,314	176
6.500% due 04/25/2038 (a)	90	20
Federal National Mortgage Association REMICS
0.000% due 10/25/2045 •	891	597
0.200% due 02/25/2043 •(a)	1,512	10
0.343% due 10/25/2042 •	413	287
1.430% due 10/25/2046 ~(a)	157	7
1.497% due 07/25/2044 ~(a)	286	12
1.500% due 02/25/2036 (a)	33,869	1,656
1.542% due 04/25/2046 ~(a)	243	12
1.558% due 07/25/2052 ~(a)	293	15
1.637% due 04/25/2055 ~(a)	461	23
1.643% due 07/25/2045 ~(a)	1,303	75
1.683% due 07/25/2044 ~(a)	408	26
1.740% due 01/25/2045 ~(a)	240	13
1.747% due 08/25/2054 ~(a)	551	30
1.770% due 03/25/2045 ~(a)	630	36
1.937% due 08/25/2055 ~(a)	283	16
1.949% due 08/25/2044 ~(a)	242	18
2.011% due 11/25/2049 •(a)	1,860	242
2.161% due 07/25/2042 - 08/25/2042 •(a)	4,393	437
2.500% due 02/25/2051 (a)	7,190	1,227
2.583% due 06/25/2042 •	379	337
3.000% due 04/25/2043 - 05/25/2048	383	353
3.000% due 04/25/2046 - 12/25/2048 (a)	5,716	687
3.500% due 04/25/2046 (a)	164	13
4.000% due 06/25/2044 (a)	34	2
4.109% due 07/25/2037 •	163	160
4.246% due 12/25/2036 •	533	524
4.389% due 06/25/2029 - 04/25/2032 •	11	11
4.439% due 06/25/2046 •	635	627
4.451% due 04/18/2028 - 12/18/2032 •	8	7
4.489% due 06/25/2030 - 11/25/2059 •	9,869	9,753
4.501% due 10/18/2030 •	5	5
4.689% due 10/25/2037 •	1,119	1,121
4.889% due 04/25/2032 •	1	1
5.000% due 11/25/2028	34	34
6.000% due 04/25/2031	60	62
6.309% due 05/25/2035 ~	26	26
6.500% due 10/25/2028 - 10/25/2031	149	155
6.850% due 12/18/2027	17	17
7.000% due 11/25/2026 - 12/20/2027	5	5
7.500% due 11/20/2026	12	12
Federal National Mortgage Association REMICS Trust
4.546% due 02/25/2033 •	5	5
6.500% due 06/25/2028	6	6

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Federal National Mortgage Association-ACES
2.242% due 01/25/2031 ~(a)	6,589	334
6.300% due 06/25/2031 ~	37	37
Government National Mortgage Association
1.086% due 03/16/2051 ~(a)	591	0
2.000% due 11/20/2051	435	361
2.500% due 03/20/2027 - 09/20/2051	32,992	28,523
3.000% due 12/15/2042 - 05/20/2050	13,323	12,148
3.500% due 11/15/2041 - 02/20/2052	64,903	59,942
4.000% due 09/15/2040 - 03/15/2052	18,771	18,112
4.500% due 06/15/2035 - 01/20/2049	15,905	15,805
4.521% due 01/20/2059 •	9	9
4.750% due 12/20/2029 - 12/20/2032 •	262	266
4.863% due 10/20/2058 •	1	1
5.000% due 05/15/2033 - 12/20/2048	8,850	9,077
5.375% (H15T1Y + 1.500%) due 07/20/2026 - 09/20/2026 ~	2	1
5.375% due 07/20/2027 - 07/20/2035 •	1,522	1,539
5.500% due 09/15/2031 - 07/15/2041	3,604	3,763
5.625% (H15T1Y + 1.500%) due 01/20/2026 - 06/20/2026 ~	6	6
5.625% due 01/20/2027 - 04/20/2033 •	946	951
6.000% due 09/15/2036 - 04/20/2055	1,256	1,295
6.125% due 01/20/2034 •	812	836
6.500% due 01/15/2028 - 07/15/2039	680	716
7.000% due 06/20/2026 - 09/20/2028	2	2
7.500% due 06/15/2027 - 10/15/2031	12	12
8.000% due 12/15/2028 - 09/15/2031	11	11
8.500% due 08/15/2027 - 01/20/2031	83	84
Government National Mortgage Association REMICS
0.000% due 03/20/2035 (b)(c)	87	84
0.030% due 09/20/2045 •	1,736	1,164
0.790% due 11/20/2045 ~(a)	452	20
0.828% due 09/20/2045 ~(a)	604	27
0.830% due 12/20/2045 ~(a)	311	15
0.833% due 06/20/2043 ~(a)	406	22
0.874% due 08/20/2045 ~(a)	184	8
1.177% due 06/20/2042 ~(a)	417	23
1.227% due 06/20/2042 ~(a)	384	17
3.000% due 06/20/2046 (a)	131	8
3.000% due 11/20/2067	2,958	2,899
3.500% due 08/20/2042 - 09/20/2046 (a)	4,884	530
5.164% due 07/20/2070 - 08/20/2070 •	13,906	14,096
5.364% due 10/20/2070 •	6,598	6,731
5.418% due 09/20/2071 •	24,561	25,208
Government National Mortgage Association, TBA
2.000% due 01/01/2056	99,165	82,152
2.500% due 01/01/2056 - 02/01/2056	94,850	81,817
3.000% due 01/01/2056	253,350	227,688
3.500% due 01/01/2056	17,882	16,276
4.000% due 01/01/2056	38,650	36,517
4.500% due 01/01/2056 - 02/01/2056	42,900	41,764
5.000% due 01/01/2056	54,800	54,683
5.500% due 02/01/2056	33,500	33,804
6.000% due 01/01/2056	33,000	33,633
U.S. Small Business Administration
5.370% due 04/01/2028	210	212
5.490% due 05/01/2028	207	209
5.870% due 05/01/2026 - 07/01/2028	161	163
6.220% due 12/01/2028	35	36
Uniform Mortgage-Backed Security, TBA
1.500% due 01/01/2056	14,400	11,108
2.000% due 01/01/2041	18,600	17,225
2.500% due 01/01/2056	10,930	9,242
3.000% due 01/01/2041 - 02/01/2056	376,780	337,254
3.500% due 01/01/2041	97,900	95,185
4.500% due 01/01/2041 - 02/01/2056	441,218	430,419
5.000% due 01/01/2041 - 02/01/2056	351,404	350,202
5.500% due 02/01/2056	352,300	356,923
6.000% due 02/01/2056 - 03/01/2056	208,800	214,299
7.000% due 01/01/2056	9,000	9,472
Vendee Mortgage Trust
6.240% due 01/15/2030 ~	44	45
6.500% due 03/15/2029	56	56

Total U.S. Government Agencies (Cost $3,268,952)		3,205,565

U.S. TREASURY OBLIGATIONS 16.4%
U.S. Treasury Bonds
4.125% due 08/15/2044	69,800	64,082
4.750% due 08/15/2055	131,600	129,420
4.875% due 08/15/2045	743	751
U.S. Treasury Notes
4.250% due 08/15/2035	830	836

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Total U.S. Treasury Obligations (Cost $200,500)		195,089

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.2%
Adjustable Rate Mortgage Trust 5.404% due 09/25/2035 ~	117	102
Banc of America Funding Trust
4.428% due 05/20/2035 •	178	169
6.253% due 10/25/2036 þ	351	313
6.337% due 01/25/2037 þ	361	338
Banc of America Mortgage Trust
4.832% due 02/25/2036 ~	64	58
5.822% due 07/25/2034 ~	1	1
Bank of America Mortgage Trust
6.768% due 06/20/2031 ~	16	16
Bear Stearns ALT-A Trust
4.139% due 11/25/2036 ~	143	60
4.397% due 11/25/2036 ~	277	152
4.474% due 11/25/2036 ~	385	193
5.406% due 05/25/2035 ~	66	64
Bear Stearns ARM Trust
4.813% due 11/25/2030 ~	1	1
6.375% due 08/25/2033 ~	68	68
6.375% due 01/25/2034 ~	1	1
Bear Stearns Structured Products, Inc. Trust 3.944% due 12/26/2046 ~	470	374
Bella Vista Mortgage Trust 4.346% due 05/20/2045 •	90	57
Chase Mortgage Finance Trust
4.036% due 09/25/2036 ~	13	12
6.000% due 07/25/2037	1,497	638
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.026% due 05/25/2036 •	41	40
4.096% due 08/25/2035 •	57	55
4.193% due 01/25/2035 ~	111	104
CHL Mortgage Pass-Through Trust
4.306% due 05/25/2035 •	330	294
4.340% due 11/25/2037 ~	256	241
4.386% due 02/25/2035 •	25	25
4.426% due 04/25/2035 •	180	174
4.486% due 03/25/2035 •	26	25
4.506% due 02/25/2035 •	200	192
4.526% due 02/25/2035 •	5	5
4.526% due 03/25/2036 •	4	4
4.530% due 09/25/2047 ~	201	181
4.546% due 02/25/2036 •	15	6
4.977% due 09/25/2034 ~	105	101
5.875% due 06/19/2031 ~	2	2
6.250% due 07/19/2031 ~	2	2
Citigroup Mortgage Loan Trust, Inc.
5.395% due 08/25/2035 ~	41	37
5.750% due 09/25/2035 •	45	45
6.500% due 06/25/2054 ~	1,428	1,462
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037	314	289
Countrywide Alternative Loan Trust
4.226% due 09/25/2046 •	1,917	1,827
4.246% due 05/25/2036 •	24	21
4.248% due 07/20/2046 •	195	171
4.266% due 05/25/2035 •	249	243
4.286% due 05/25/2035 •	41	40
4.346% due 05/25/2035 •	67	63
4.346% due 09/25/2046 •	3,654	3,073
4.346% due 10/25/2046 •	264	210
4.366% due 07/25/2046 •	1,479	1,097
4.406% due 12/25/2035 •	127	121
4.408% due 09/20/2046 •	5,455	4,954
4.488% due 12/20/2035 •	356	340
4.526% due 10/25/2046 •	1,173	896
6.250% due 11/25/2036	523	382
Countrywide Alternative Loan Trust Resecuritization 3.724% due 08/25/2037 ~	80	35
Credit Suisse First Boston Mortgage Securities Corp. 5.642% due 06/25/2033 ~	3	3
CSMC Mortgage-Backed Trust 6.079% due 04/25/2037 þ	1,708	470
CSMC Trust
2.500% due 07/25/2056 ~	947	794
4.699% due 05/27/2053 ~	4,282	3,909
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust 3.946% due 10/25/2036 •	5	4
FNT Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031	3	3
GreenPoint Mortgage Funding Trust
4.246% due 12/25/2046 •	1,034	1,037
4.386% due 04/25/2036 •	445	405

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

GreenPoint Mortgage Pass-Through Certificates 7.033% due 10/25/2033 ~	4	4
GS Mortgage Securities Corp. Trust 4.948% due 07/15/2031 •	2,000	1,554
GS Mortgage-Backed Securities Trust 3.000% due 09/25/2052 ~	13,887	12,178
GSR Mortgage Loan Trust
4.151% due 04/25/2036 ~	101	60
4.366% due 08/25/2046 •	2,056	452
4.410% due 06/25/2034 ~	6	5
HarborView Mortgage Loan Trust
2.303% due 11/19/2034 ~	14	12
4.106% due 03/19/2037 •	171	160
4.286% due 05/19/2046 •	510	147
5.385% due 08/19/2034 ~	325	304
5.503% due 08/19/2036 ~	18	18
HomeBanc Mortgage Trust 4.706% due 08/25/2029 •	43	42
IndyMac INDB Mortgage Loan Trust 4.446% due 11/25/2035 •	77	45
IndyMac INDX Mortgage Loan Trust
3.268% due 01/25/2036 ~	99	90
3.662% due 08/25/2035 ~	360	266
3.874% due 08/25/2036 ~	6,314	5,340
4.146% due 06/25/2037 •	285	93
4.266% due 05/25/2046 •	404	375
4.326% due 04/25/2035 •	38	32
4.326% due 07/25/2035 •	308	291
4.373% due 12/25/2034 ~	2	2
4.486% due 02/25/2035 •	52	49
JP Morgan Mortgage Trust
3.000% due 04/25/2052 ~	5,077	4,462
3.000% due 05/25/2052 ~	5,879	5,163
4.746% due 12/25/2049 •	1,075	1,036
4.796% due 08/25/2049 •	534	512
5.391% due 10/25/2035 ~	445	420
Lehman XS Trust 4.486% due 11/25/2046 •	1,568	1,233
Luminent Mortgage Trust 4.206% due 12/25/2036 •	178	175
MASTR Adjustable Rate Mortgages Trust
4.326% due 05/25/2037 •	315	127
4.526% due 05/25/2047 •	3,039	2,572
MASTR Reperforming Loan Trust 7.000% due 08/25/2034	59	40
MASTR Seasoned Securitization Trust 4.054% due 10/25/2032 ~	27	25
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.565% due 11/15/2031 •	41	40
4.745% due 11/15/2031 •	5	5
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.305% due 12/15/2030 •	50	49
4.345% due 06/15/2030 •	39	38
Merrill Lynch Alternative Note Asset Trust 4.446% due 03/25/2037 •	831	194
Merrill Lynch Mortgage Investors Trust
4.905% due 01/25/2029 ~	409	353
4.954% due 10/25/2028 •	2	2
5.011% due 04/25/2035 ~	2	2
Morgan Stanley Mortgage Loan Trust
4.356% due 02/25/2047 •	748	276
5.144% due 07/25/2035 ~	241	194
Mortgage Equity Conversion Asset Trust 4.020% due 05/25/2042 •	1,738	1,613
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	3,795	3,684
Nomura Asset Acceptance Corp. Alternative Loan Trust 7.000% due 02/19/2030 ~	83	82
OBX Trust 3.000% due 01/25/2052 ~	2,436	2,132
Prime Mortgage Trust 4.246% due 02/25/2034 •	4	4
RALI Trust
4.099% due 08/25/2035 ~	421	145
4.386% due 05/25/2046 •	303	236
RFMSI Trust 5.532% due 09/25/2035 ~	578	360
Sequoia Mortgage Trust 4.597% due 01/20/2047 ~	189	129
Sequoia Mortgage Trust 10 4.608% due 10/20/2027 •	3	3
Sequoia Mortgage Trust 5 4.546% due 10/19/2026 •	3	3
Sequoia Mortgage Trust 6 4.486% due 04/19/2027 •	2	2

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust
3.892% due 01/25/2035 ~	48	48
4.302% due 11/25/2035 ~	130	120
4.473% due 08/25/2035 ~	4	3
4.581% due 06/25/2034 •	117	115
4.600% due 07/25/2035 ~	14	12
5.630% due 10/25/2037 •	606	558
5.659% due 07/25/2034 ~	8	8
Structured Asset Mortgage Investments II Trust
4.106% due 03/25/2037 •	57	22
4.226% due 06/25/2036 •	33	33
4.266% due 05/25/2036 •	350	248
4.306% due 05/25/2045 •	367	353
4.346% due 07/19/2035 •	296	292
4.446% due 08/25/2036 •	1,852	1,384
4.506% due 10/19/2034 •	23	23
4.546% due 03/19/2034 •	120	115
Structured Asset Mortgage Investments Trust 4.506% due 09/19/2032 •	82	78
Structured Asset Mortgage Investments, Inc. 6.750% due 05/02/2030 ~	49	0
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.253% due 06/25/2033 ~	1	1
TBW Mortgage-Backed Trust
6.130% due 01/25/2037 þ	842	192
6.470% due 09/25/2036 þ	9,085	225
6.515% due 07/25/2037 þ	1,303	480
Thornburg Mortgage Securities Trust 5.986% due 06/25/2043 ~	60	58
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	4,651	4,492
WaMu Mortgage Pass-Through Certificates Trust
3.670% due 04/25/2037 ~	414	374
4.271% due 12/25/2036 ~	390	359
4.366% due 11/25/2045 •	325	308
4.426% due 10/25/2045 •	20	20
4.486% due 01/25/2045 •	71	69
4.486% due 07/25/2045 •	12	12
4.506% due 01/25/2045 •	177	178
4.686% due 12/25/2035 ~	73	69
4.846% due 07/25/2044 •	34	33
4.869% due 11/25/2046 •	99	86
4.896% due 12/25/2045 •	679	607
5.029% due 02/25/2046 •	398	369
5.229% due 11/25/2042 •	12	11
5.243% due 08/25/2033 ~	79	78
5.279% due 01/25/2047 •	455	411
5.429% due 06/25/2042 •	54	51
5.429% due 08/25/2042 •	102	100
5.450% due 09/25/2033 ~	38	37
6.166% due 03/25/2034 ~	2	2
Washington Mutual Mortgage Pass-Through Certificates Trust 6.768% due 07/25/2036 þ	2,101	439
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 6.283% due 11/25/2030 ~	5	5
Wells Fargo Mortgage-Backed Securities Trust 6.419% due 07/25/2034 ~	5	5

Total Non-Agency Mortgage-Backed Securities (Cost $99,290)		85,312

ASSET-BACKED SECURITIES 4.0%
CMBS OTHER 0.3%
MF1 LLC 5.881% due 06/19/2037 •	2,482	2,483
MF1 Ltd. 4.929% due 10/16/2036 •	1,302	1,302

		3,785

HOME EQUITY OTHER 2.1%
ABFC Trust
4.546% due 06/25/2034 •	81	81
4.866% due 03/25/2032 •	89	91
ABFS Mortgage Loan Trust 6.785% due 07/15/2033 þ	455	363
ACE Securities Corp. Home Equity Loan Trust
3.966% due 10/25/2036 •	118	46
4.506% due 11/25/2035 •	62	70
4.896% due 07/25/2034 •	58	57
AFC Home Equity Loan Trust 4.656% due 06/25/2029 •	112	84
Amortizing Residential Collateral Trust 4.546% due 10/25/2031 •	46	45

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

AMRESCO Residential Securities Corp. Mortgage Loan Trust 4.786% due 06/25/2029 •	135	142
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 4.581% due 10/25/2035 •	333	332
Asset-Backed Securities Corp. Home Equity Loan Trust
3.926% due 05/25/2037 •	1	1
4.385% due 06/15/2031 •	183	180
Bayview Financial Acquisition Trust 4.367% due 05/28/2037 •	550	528
Bear Stearns Asset-Backed Securities Trust
4.821% due 02/25/2034 •	254	261
5.346% due 11/25/2042 •	79	81
6.132% due 06/25/2043 ~	7	7
C-BASS Trust 2.991% due 01/25/2037 •	239	71
Centex Home Equity Loan Trust
4.146% due 01/25/2032 •	29	29
4.696% due 01/25/2032 •	160	176
Chase Funding Trust
4.446% due 07/25/2033 •	13	13
4.486% due 08/25/2032 •	291	290
Citigroup Global Markets Mortgage Securities VII, Inc. 5.196% due 01/25/2032 •	22	22
Citigroup Mortgage Loan Trust, Inc. 3.906% due 07/25/2045 •	121	86
Countrywide Asset-Backed Certificates 4.846% due 09/25/2032 •	654	674
Countrywide Asset-Backed Certificates Trust
4.126% due 07/25/2037 •	640	594
4.246% due 09/25/2037 •	345	323
4.746% due 10/25/2047 •	646	596
Credit Suisse First Boston Mortgage Securities Corp. 3.850% due 08/25/2032 •	65	63
Delta Funding Home Equity Loan Trust 4.685% due 09/15/2029 •	6	6
Ellington Loan Acquisition Trust
4.896% due 05/25/2037 •	675	670
4.946% due 05/25/2037 •	261	257
EMC Mortgage Loan Trust 4.586% due 05/25/2040 •	86	85
Encore Credit Receivables Trust 4.536% due 07/25/2035 •	1,562	1,539
EquiFirst Mortgage Loan Trust 4.326% due 01/25/2034 •	49	48
Fremont Home Loan Trust 4.326% due 08/25/2036 •	5,715	1,776
GE-WMC Mortgage Securities Trust 3.926% due 08/25/2036 •	32	13
GMACM Home Equity Loan Trust 4.326% due 01/25/2029 •	4	3
GSAMP Trust
2.357% due 10/25/2036 •	7,470	34
3.986% due 12/25/2036 •	828	446
Home Equity Mortgage Loan Asset-Backed Trust 4.066% due 04/25/2037 •	524	413
JP Morgan Mortgage Acquisition Trust 4.006% due 08/25/2036 •	33	15
Long Beach Mortgage Loan Trust
4.406% due 10/25/2034 •	52	51
4.896% due 10/25/2034 •	24	22
5.271% due 03/25/2032 •	13	21
MASTR Asset-Backed Securities Trust 4.596% due 12/25/2034 •	355	365
Merrill Lynch Mortgage Investors Trust
3.966% due 10/25/2037 •	943	138
4.006% due 09/25/2037 •	121	24
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ~	440	211
6.000% due 02/25/2037 ~	612	344
NovaStar Mortgage Funding Trust 4.106% due 03/25/2037 •	1,312	864
Option One Mortgage Loan Trust
4.126% due 01/25/2037 •	436	257
4.626% due 02/25/2035 •	999	963
Option One Mortgage Loan Trust Asset-Backed Certificates 4.536% due 11/25/2035 •	148	145
RCKT Mortgage Trust 6.025% due 02/25/2044 ~	374	377
Renaissance Home Equity Loan Trust
3.383% due 08/25/2033 •	137	127
4.566% due 11/25/2034 •	109	97
4.606% due 12/25/2032 •	14	13
5.046% due 08/25/2032 •	188	180
Residential Asset Mortgage Products Trust 4.791% due 09/25/2035 •	1,286	1,273

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Residential Asset Securities Corporation Trust 4.426% due 06/25/2033 •	33	32
SACO I Trust 4.366% due 06/25/2036 •	15	15
Securitized Asset-Backed Receivables LLC Trust 3.966% due 12/25/2036 •	1,984	416
Soundview Home Loan Trust 3.966% due 11/25/2036 •	57	15
Structured Asset Investment Loan Trust
4.776% due 06/25/2035 •	6,797	6,629
5.121% due 12/25/2034 •	976	960
Structured Asset Securities Corp. Trust 4.536% due 09/25/2035 •	311	301

		24,451

HOME EQUITY SEQUENTIAL 0.0%
JP Morgan Mortgage Acquisition Trust 4.106% due 03/25/2037 •	56	55
Morgan Stanley Mortgage Loan Trust 4.566% due 04/25/2037 •	195	52

		107

MANUFACTURING HOUSE ABS OTHER 0.0%
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ~	16	16

WHOLE LOAN COLLATERAL 0.0%
Bear Stearns Asset-Backed Securities Trust 4.646% due 09/25/2046 •	398	388
GSAMP Trust 4.646% due 02/25/2033 •	10	10
Residential Asset Mortgage Products Trust 4.446% due 03/25/2036 •	27	27

		425

OTHER ABS 1.6%
Atlas Senior Loan Fund XII Ltd. 5.307% due 10/24/2031 •	200	200
CIFC Funding Ltd.
5.077% due 10/24/2030 •	1,074	1,075
5.292% due 07/17/2037 •	5,000	5,018
Dryden 41 Senior Loan Fund 5.136% due 04/15/2031 •	438	438
Dryden 64 CLO Ltd. 5.116% due 04/18/2031 •	1,252	1,253
Gallatin CLO VIII Ltd. 5.256% due 07/15/2031 •	2,304	2,305
KKR CLO 21 Ltd. 5.166% due 04/15/2031 •	221	221
LCM 30 Ltd. 5.226% due 04/20/2031 •	1,865	1,866
Magnetite XXV Ltd. 5.320% due 01/25/2032 •	424	425
Mountain View CLO IX Ltd. 5.286% due 07/15/2031 •	121	121
Newark BSL CLO 2 Ltd. 5.090% due 07/25/2030 •	1,256	1,256
Romark CLO Ltd. 5.151% due 10/23/2030 •	949	950
SLM Student Loan Trust 5.594% due 12/15/2033 •	974	965
Symphony CLO 36 Ltd. 5.305% due 01/16/2031 •	11	11
Venture 36 CLO Ltd. 5.276% due 04/20/2032 •	2,226	2,228

		18,332

Total Asset-Backed Securities (Cost $59,239)		47,116

	SHARES
SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (e)	523,779	524

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $524)		524

Total Investments in Securities (Cost $3,650,686)		3,555,389

INVESTMENTS IN AFFILIATES 4.0%
SHORT-TERM INSTRUMENTS 4.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short-Term Floating NAV Portfolio III	4,884,750	47,582

Total Short-Term Instruments (Cost $47,575)		47,582

Total Investments in Affiliates (Cost $47,575)		47,582

Total Investments 303.6% (Cost $3,698,261)		$3,602,971
Financial Derivative Instruments (g)(h) 0.0%(Cost or Premiums, net $1,934)		314
Other Assets and Liabilities, net (203.6)%		(2,416,371)

Net Assets 100.0%		$1,186,914

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«						Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						Principal only security.
(c)						Zero coupon security.
(d)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)						Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)		Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements

IND	3.960%		12/11/2025	01/07/2026	$(2,596)		$(2,603)

Total Reverse Repurchase Agreements							$(2,603)

SHORT SALES:
Description			Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (77.1)%
Uniform Mortgage-Backed Security, TBA			2.000%	01/01/2056	$121,300	$(98,594)	$(98,082)
Uniform Mortgage-Backed Security, TBA			2.000	02/01/2056	125,000	(101,094)	(101,049)
Uniform Mortgage-Backed Security, TBA			3.500	02/01/2056	264,600	(243,804)	(243,814)
Uniform Mortgage-Backed Security, TBA			4.000	02/01/2056	169,660	(161,031)	(160,844)
Uniform Mortgage-Backed Security, TBA			6.500	02/01/2056	299,700	(311,018)	(311,542)

Total Short Sales (77.1)%						$(915,541)	$(915,331)

(f)						Securities with an aggregate market value of $2,691 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(21,822) at a weighted average interest rate of 4.411%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)						FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2026	11,420	$1,248,260		$(1,222)	$0	$(1,338)
SHORT FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2026	760	$(85,453)		$174	$155	$0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	5,169	(594,516)		3,880	969	0

					$4,054	$1,124	$0

Total Futures Contracts					$2,832	$1,124	$(1,338)

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	06/21/2026	$23,500	$(21)	$130	$109	$1	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	04/10/2030	30,900	154	(140)	14	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	05/08/2030	22,910	175	(151)	24	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	39,200	547	408	955	60	0
Pay	1-Day USD-SOFR Compounded-OIS	4.118	Annual	10/10/2030	33,900	(193)	1,201	1,008	0	(53)
Pay	1-Day USD-SOFR Compounded-OIS	4.135	Annual	10/10/2030	32,200	(134)	1,118	984	0	(50)
Pay	1-Day USD-SOFR Compounded-OIS	4.145	Annual	10/10/2030	13,400	(54)	470	416	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/10/2030	41,400	(208)	1,511	1,303	0	(65)
Receive	1-Day USD-SOFR Compounded-OIS	4.185	Annual	10/10/2030	66,000	323	(2,493)	(2,170)	103	0
Pay	1-Day USD-SOFR Compounded-OIS	4.012	Annual	11/08/2030	37,700	(266)	1,216	950	0	(60)
Pay	1-Day USD-SOFR Compounded-OIS	4.180	Annual	11/08/2030	43,000	(288)	1,705	1,417	0	(68)
Pay	1-Day USD-SOFR Compounded-OIS	4.192	Annual	11/08/2030	12,500	(83)	502	419	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	12/22/2030	20,500	829	(913)	(84)	33	0
Pay	1-Day USD-SOFR Compounded-OIS	3.705	Annual	01/10/2031	47,300	210	28	238	0	(78)
Receive	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/12/2031	6,900	145	(189)	(44)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.013	Annual	04/09/2031	14,000	301	146	447	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	04/15/2031	13,800	289	29	318	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	04/26/2031	10,500	232	(29)	203	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	60,000	(459)	(132)	(591)	104	0
Receive	1-Day USD-SOFR Compounded-OIS	3.480	Annual	02/07/2032	23,000	267	(20)	247	41	0
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Annual	07/15/2032	26,700	0	2,988	2,988	48	0
Receive	1-Day USD-SOFR Compounded-OIS	2.998	Annual	09/16/2032	11,000	99	318	417	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.275	Annual	10/06/2032	16,400	0	333	333	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/28/2032	5,300	40	35	75	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.453	Annual	03/08/2033	14,600	54	195	249	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.260	Annual	06/08/2033	8,800	94	167	261	17	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	5	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	33,500	(125)	104	(21)	75	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	26,800	1,129	128	1,257	64	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	73,100	(1,251)	1,478	227	169	0

Total Swap Agreements						$1,806	$10,143	$11,949	$880	$(492)

Cash of $20,465 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.146%	10/25/2027	90,700	$131	$140

Total Purchased Options	$131	$140

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Structured Asset Investment Loan Trust 5.034% due 11/25/2034	1.950%	Monthly	11/25/2034	$3	$(3)	$3	$0	$0

Total Swap Agreements	$(3)	$3	$0	$0

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$49	$0	$49
Industrials	0	17,843	0	17,843
Municipal Bonds & Notes
Texas	0	3,891	0	3,891
U.S. Government Agencies	0	3,205,544	21	3,205,565
U.S. Treasury Obligations	0	195,089	0	195,089
Non-Agency Mortgage-Backed Securities	0	85,312	0	85,312
Asset-Backed Securities
CMBS Other	0	3,785	0	3,785
Home Equity Other	0	24,451	0	24,451
Home Equity Sequential	0	107	0	107
Manufacturing House ABS Other	0	16	0	16
Whole Loan Collateral	0	425	0	425
Other ABS	0	18,332	0	18,332
Short-Term Instruments
Mutual Funds	0	524	0	524

$0	$3,555,368	$21	$3,555,389
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$47,582	$0	$0	$47,582

Total Investments	$47,582	$3,555,368	$21	$3,602,971

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(915,331)	$0	$(915,331)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,004	0	2,004
Over the counter	0	140	0	140

$0	$2,144	$0	$2,144
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(1,830)	$0	$(1,830)

Total Financial Derivative Instruments	$0	$314	$0	$314

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Totals	$47,582	$2,640,351	$21	$2,687,954

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO Municipal Portfolio	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.4% ¤
MUNICIPAL BONDS & NOTES 94.8%
ARIZONA 2.0%
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2023 5.000% due 01/01/2050	$2,000	$2,075

ARKANSAS 1.4%
County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023 4.250% due 03/01/2048	1,500	1,441

CALIFORNIA 8.2%
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.000% due 02/01/2054	500	532
California Statewide Communities Development Authority Revenue Bonds, Series 2018 5.000% due 12/01/2053	445	446
Inland Empire Tobacco Securitization Corp. California Revenue Bonds, Series 2019 3.678% due 06/01/2038	700	679
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 4.000% due 09/01/2058	1,250	1,146
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2027	1,000	1,047
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	2,300	2,384
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2025 5.500% due 05/01/2055	1,000	1,059
South San Francisco Unified School, California General Obligation Bonds, Series 2023 4.000% due 09/01/2048	1,000	968

		8,261

COLORADO 6.5%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2045	3,000	2,797
Colorado School of Mines Revenue Bonds, Series 2024 5.000% due 12/01/2054	1,000	1,038
Colorado Springs, Colorado Utilities System Revenue Bonds, Series 2025 5.250% due 11/15/2055	1,700	1,819
Denver, Colorado Airport System City & County Revenue Bonds, Series 2018 4.000% due 12/01/2043	1,000	933

		6,587

CONNECTICUT 2.7%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 07/01/2047	3,000	2,725

DISTRICT OF COLUMBIA 0.5%
District of Columbia General Obligation Bonds, Series 2024 5.000% due 08/01/2049	500	521

FLORIDA 1.4%
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	1,500	1,434

GEORGIA 1.2%
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2025 5.000% due 10/01/2055	200	208
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2059	1,000	991

		1,199

ILLINOIS 4.0%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.000% due 01/01/2055	1,000	996
Illinois State General Obligation Bonds, Series 2024 5.000% due 05/01/2037	1,000	1,102
Illinois State Toll Highway Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	1,000	1,034

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	December 31, 2025 (Unaudited)

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2048	1,000	890

		4,022

INDIANA 0.9%
Indiana Finance Authority Revenue Bonds, Series 2019 4.000% due 12/01/2049	1,000	901

KENTUCKY 1.0%
University of Kentucky Revenue Bonds, Series 2025 5.250% due 04/01/2050	1,000	1,050

LOUISIANA 0.7%
Louisiana Stadium and Exposition District Revenue Bonds, Series 2023 5.000% due 07/01/2040	685	742

MARYLAND 1.7%
Maryland Department of Transportation State Revenue Bonds, Series 2021 5.000% due 08/01/2034	1,600	1,732

MASSACHUSETTS 1.3%
Commonwealth of Massachusetts General Obligation Bonds, Series 2025 5.000% due 08/01/2048	300	317
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,000	1,013

		1,330

MICHIGAN 1.3%
Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023 5.250% due 07/01/2053	1,250	1,312

MINNESOTA 2.5%
St Cloud, Minnesota Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,500	2,531

NEVADA 2.6%
Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023 5.000% due 07/01/2049	1,000	1,031
Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
0.000% due 06/01/2034 (b)	980	658
0.000% due 06/01/2036 (b)	1,520	909

		2,598

NEW JERSEY 4.0%
Middlesex County Improvement Authority, New Jersey Revenue Bonds, Series 2023 5.000% due 08/15/2053	1,000	1,040
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2040	1,000	999
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2039	1,000	1,004
New Jersey Turnpike Authority Revenue Bonds, Series 2024 5.250% due 01/01/2054	1,000	1,057

		4,100

NEW YORK 12.2%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	300	317
5.250% due 06/15/2053	400	420
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018 5.000% due 08/01/2042	3,100	3,180
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2026 5.000% due 11/01/2047 (a)	1,000	1,045
New York State Dormitory Authority Revenue Bonds, Series 2018 5.000% due 10/01/2048	500	562
New York State Dormitory Authority Revenue Bonds, Series 2023 5.000% due 03/15/2042	2,000	2,149
New York State Dormitory Authority Revenue Bonds, Series 2024 5.000% due 03/15/2046	1,000	1,042
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (d)	695	641
New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2063	1,000	1,023
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.000% due 06/30/2049	1,000	1,004

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	December 31, 2025 (Unaudited)

Town of Hempstead, New York General Obligation Bonds, Series 2024 4.000% due 05/01/2047	1,000	987

		12,370

OHIO 0.4%
Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025 5.000% due 01/01/2036	400	445

OREGON 1.0%
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022 5.000% due 06/15/2052	1,000	1,036

PENNSYLVANIA 10.2%
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2039	2,500	2,483
Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022 4.000% due 02/15/2037	1,000	1,019
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.000% due 12/31/2057	1,575	1,556
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.250% due 06/30/2053	1,000	1,014
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/15/2049	1,000	900
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018 5.000% due 12/01/2043	3,250	3,350

		10,322

RHODE ISLAND 1.0%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024 5.000% due 05/15/2043	1,000	1,028

TENNESSEE 1.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010 6.568% due 07/01/2037	1,000	1,099

TEXAS 16.3%
Athens Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2055	745	775
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2053	1,000	1,031
Grand Parkway Transportation Corp. Texas Revenue Bonds, (AGM/CR Insured), Series 2020 4.000% due 10/01/2049	1,880	1,741
Houston, Texas Airport System Revenue Bonds, (AGM Insured), Series 2023 5.000% due 07/01/2038	150	162
Houston, Texas General Obligation Bonds, Series 2024 5.250% due 03/01/2049	1,000	1,065
Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.500% due 02/15/2047	1,000	1,006
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2017 4.000% due 08/15/2040	1,550	1,512
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 08/15/2050	1,500	1,578
Odem-Edroy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2048	1,115	1,163
SA Energy Acquisition Public Facility Corp. Texas Revenue Bonds, Series 2007 5.500% due 08/01/2027	2,000	2,061
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2023 5.500% due 02/01/2050	1,000	1,075
Texas State University System Revenue Bonds, Series 2024 5.000% due 03/15/2042	900	975
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	1,000	1,012
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	800	822
5.000% due 10/15/2058	500	517

		16,495

UTAH 3.9%
Salt Lake City, Utah Airport Revenue Bonds, Series 2023
5.250% due 07/01/2037	1,200	1,332
5.250% due 07/01/2043	1,500	1,584
5.250% due 07/01/2048	1,000	1,037

		3,953

VIRGINIA 3.3%
Hampton Roads Transportation Accountability Commission, Virginia Revenue Bonds, Series 2022 4.000% due 07/01/2057	2,500	2,261

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	December 31, 2025 (Unaudited)

Henrico County, Virginia Economic Development Authority Revenue Bonds, Series 2025 5.000% due 11/01/2048	1,000	1,034

		3,295

WASHINGTON 1.0%
Port of Seattle, Washington Revenue Bonds, Series 2021 4.000% due 08/01/2041	1,000	972

WISCONSIN 0.5%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	550	506

Total Municipal Bonds & Notes (Cost $97,220)		96,082

	SHARES
SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (c)	574,746	575

Total Short-Term Instruments (Cost $575)		575

Total Investments in Securities (Cost $97,795)		96,657

INVESTMENTS IN AFFILIATES 4.2%
SHORT-TERM INSTRUMENTS 4.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.2%
PIMCO Short-Term Floating NAV Portfolio III	443,389	4,319

Total Short-Term Instruments (Cost $4,318)		4,319

Total Investments in Affiliates (Cost $4,318)		4,319

Total Investments 99.6% (Cost $102,113)		$100,976
Other Assets and Liabilities, net 0.4%		393

Net Assets 100.0%		$101,369

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a 7-Day Yield.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%	11/01/2054	11/28/2023	$756	$641	0.63%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$2,075	$0	$2,075
Arkansas	0	1,441	0	1,441
California	0	8,261	0	8,261
Colorado	0	6,587	0	6,587
Connecticut	0	2,725	0	2,725
District of Columbia	0	521	0	521
Florida	0	1,434	0	1,434
Georgia	0	1,199	0	1,199
Illinois	0	4,022	0	4,022
Indiana	0	901	0	901
Kentucky	0	1,050	0	1,050
Louisiana	0	742	0	742
Maryland	0	1,732	0	1,732
Massachusetts	0	1,330	0	1,330
Michigan	0	1,312	0	1,312
Minnesota	0	2,531	0	2,531
Nevada	0	2,598	0	2,598
New Jersey	0	4,100	0	4,100
New York	0	12,370	0	12,370
Ohio	0	445	0	445
Oregon	0	1,036	0	1,036
Pennsylvania	0	10,322	0	10,322
Rhode Island	0	1,028	0	1,028
Tennessee	0	1,099	0	1,099
Texas	0	16,495	0	16,495
Utah	0	3,953	0	3,953
Virginia	0	3,295	0	3,295
Washington	0	972	0	972
Wisconsin	0	506	0	506
Short-Term Instruments
Mutual Funds	0	575	0	575

$0	$96,657	$0	$96,657
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,319	$0	$0	$4,319

Total Investments	$4,319	$96,657	$0	$100,976

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO Real Return Portfolio	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 184.5% ¤
U.S. TREASURY OBLIGATIONS 184.3%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 02/15/2051	$7,541	$4,079
0.125% due 02/15/2052	7,837	4,151
0.250% due 02/15/2050	8,840	5,095
0.625% due 02/15/2043	9,630	7,176
0.750% due 02/15/2042	11,268	8,783
0.750% due 02/15/2045	15,404	11,244
0.875% due 02/15/2047	11,910	8,598
1.000% due 02/15/2046	10,540	7,956
1.000% due 02/15/2048	7,605	5,562
1.000% due 02/15/2049	6,858	4,939
1.375% due 02/15/2044	15,983	13,397
1.500% due 02/15/2053	9,311	7,268
1.750% due 01/15/2028	9,401	9,473
2.125% due 02/15/2040	2,260	2,239
2.125% due 02/15/2041	6,438	6,309
2.125% due 02/15/2054	11,034	9,925
2.375% due 01/15/2027	11,141	11,230
2.375% due 02/15/2055 (c)	7,533	7,153
3.625% due 04/15/2028	5,556	5,832
3.875% due 04/15/2029	3,579	3,856
0.125% due 07/15/2026	23,092	22,958
0.125% due 10/15/2026	18,565	18,393
0.125% due 04/15/2027	23,641	23,217
0.125% due 01/15/2030	21,906	20,784
0.125% due 07/15/2030	19,049	17,983
0.125% due 01/15/2031 (c)	28,818	26,872
0.125% due 07/15/2031 (c)	34,818	32,271
0.125% due 01/15/2032	25,536	23,342
0.250% due 07/15/2029	17,948	17,297
0.375% due 01/15/2027	24,532	24,232
0.375% due 07/15/2027	22,628	22,369
0.500% due 01/15/2028	24,156	23,736
0.625% due 07/15/2032 (c)	33,507	31,446
0.750% due 07/15/2028	24,257	23,971
0.875% due 01/15/2029	24,630	24,255
1.125% due 10/15/2030	17,112	16,856
1.125% due 01/15/2033 (c)	30,716	29,483
1.250% due 04/15/2028 (c)	26,704	26,601
1.375% due 07/15/2033 (c)	27,875	27,180
1.625% due 10/15/2027 (c)	29,677	29,907
1.625% due 10/15/2029	12,521	12,647
1.625% due 04/15/2030 (c)	31,299	31,465
1.750% due 01/15/2034 (c)	36,756	36,562
1.875% due 07/15/2034 (c)	29,574	29,703
1.875% due 07/15/2035 (c)	26,973	26,909
2.125% due 04/15/2029 (c)	32,318	33,007
2.125% due 01/15/2035 (c)	32,500	33,085
2.375% due 10/15/2028 (c)	26,789	27,592

Total U.S. Treasury Obligations (Cost $870,884)		858,388

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.126% due 01/25/2035 •	21	21
Merrill Lynch Mortgage Investors Trust 4.266% due 07/25/2030 •	117	110

Total Non-Agency Mortgage-Backed Securities (Cost $135)		131

	SHARES
SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (b)	599,077	599

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	December 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $599)		599

Total Investments in Securities (Cost $871,618)		859,118

INVESTMENTS IN AFFILIATES 0.6%
SHORT-TERM INSTRUMENTS 0.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III	295,378	2,877

Total Short-Term Instruments (Cost $2,877)		2,877

Total Investments in Affiliates (Cost $2,877)		2,877

Total Investments 185.1% (Cost $874,495)		$861,995
Financial Derivative Instruments (d)(e) (0.0)%(Cost or Premiums, net $0)		(10)
Other Assets and Liabilities, net (85.1)%		(396,219)

Net Assets 100.0%		$465,766

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.
(b)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements(2)

BSN	3.810%	01/02/2026	01/16/2026	$(10,271)	$(10,271)
3.930	12/18/2025	01/02/2026	(57,220)	(57,314)
CTR	3.860	01/02/2026	01/05/2026	(388,290)	(388,290)
3.970	12/31/2025	01/02/2026	(341,924)	(341,999)

Total Reverse Repurchase Agreements	$(797,874)

(c)	Securities with an aggregate market value of $403,373 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(358,414) at a weighted average interest rate of 4.425%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Unsettled reverse repurchase agreements liability of $(398,561) is outstanding at period end.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2026	150	$16,396	$(1)	$0	$(18)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	72	8,281	(30)	0	(13)

$(31)	$0	$(31)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2026	37	$(7,725)	$(5)	$2	$0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	61	(7,198)	132	23	0

$127	$25	$0

Total Futures Contracts	$96	$25	$(31)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	CPURNSA	2.700%	Maturity	01/14/2026	$3,800	$0	$(10)	$(10)	$0	$(3)
Pay	CPURNSA	3.300	Maturity	06/04/2026	2,200	0	12	12	0	0
Pay	CPURNSA	3.433	Maturity	08/27/2026	4,700	0	30	30	1	0

Total Swap Agreements	$0	$32	$32	$1	$(3)

Cash of $1,091 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	December 31, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered	Currency to be Received	Asset	Liability

SOG	01/2026	EUR	90	$104	$0	$(2)

Total Forward Foreign Currency Contracts					$0	$(2)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory			Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
U.S. Treasury Obligations			$0	$858,388	$0	$858,388
Non-Agency Mortgage-Backed Securities			0	131	0	131
Short-Term Instruments
Mutual Funds			0	599	0	599

			$0	$859,118	$0	$859,118
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes			$2,877	$0	$0	$2,877

Total Investments			$2,877	$859,118	$0	$861,995

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			$0	$26	$0	$26

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			0	(34)	0	(34)
Over the counter			0	(2)	0	(2)

			$0	$(36)	$0	$(36)

Total Financial Derivative Instruments			$0	$(10)	$0	$(10)

Totals			$2,877	$859,108	$0	$861,985

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Project Flash TBD% - 9.966% (TSFR1M + 2.250%) due 04/30/2030 «~µ	$9,000	$9,000

Total Loan Participations and Assignments (Cost $9,000)		9,000

CORPORATE BONDS & NOTES 69.3%
BANKING & FINANCE 29.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000% due 10/29/2028	200	194
6.100% due 01/15/2027	1,500	1,529
6.450% due 04/15/2027	3,000	3,083
AIA Group Ltd. 5.625% due 10/25/2027	200	206
Aircastle Ltd./Aircastle Ireland DAC 5.750% due 10/01/2031	350	365
Ally Financial, Inc.
5.548% due 07/31/2033 •	1,800	1,814
6.184% due 07/26/2035 •	7,655	7,938
6.646% due 01/17/2040 •	2,600	2,624
8.000% due 11/01/2031	300	341
American Express Co.
4.807% (SOFRINDX + 1.000%) due 02/16/2028 ~	2,900	2,916
5.085% due 01/30/2031 •	1,200	1,237
5.442% due 01/30/2036 •	4,500	4,676
5.645% due 04/23/2027 •	600	603
American Financial Group, Inc. 5.000% due 09/23/2035	3,000	2,954
American Tower Corp.
1.500% due 01/31/2028	3,000	2,849
1.875% due 10/15/2030	1,200	1,073
2.100% due 06/15/2030	900	817
3.550% due 07/15/2027	500	496
3.600% due 01/15/2028	1,650	1,636
5.000% due 01/31/2030	2,725	2,791
5.200% due 02/15/2029	1,100	1,132
Americold Realty Operating Partnership LP 5.409% due 09/12/2034	2,200	2,148
Antares Holdings LP
6.350% due 10/23/2029	1,250	1,277
6.500% due 02/08/2029	3,650	3,734
7.950% due 08/11/2028	2,700	2,858
ARES Capital Corp. 7.000% due 01/15/2027	1,100	1,128
ARES Strategic Income Fund
4.850% due 01/15/2029	2,900	2,867
5.150% due 01/15/2031	2,300	2,258
Aviation Capital Group LLC
5.125% due 04/10/2030	4,300	4,368
5.375% due 07/15/2029	3,000	3,075
6.250% due 04/15/2028	300	312
6.750% due 10/25/2028	1,800	1,911
Avilease Capital Ltd. 4.750% due 11/12/2030	3,200	3,177
Avolon Holdings Funding Ltd.
4.950% due 01/15/2028	1,700	1,721
4.950% due 10/15/2032	4,100	4,064
5.375% due 05/30/2030	1,800	1,850
5.750% due 03/01/2029	750	776
6.375% due 05/04/2028	2,575	2,684
Bain Capital Specialty Finance, Inc. 5.950% due 03/15/2030	4,000	3,989
Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/2029	1,400	1,453
7.883% due 11/15/2034 •	2,000	2,331
Banco Santander SA
4.175% due 03/24/2028 •	8,600	8,605
5.110% (SOFRRATE + 1.380%) due 03/14/2028 ~	1,600	1,612
5.127% due 11/06/2035	2,200	2,200
5.294% due 08/18/2027	800	815
5.552% due 03/14/2028 •	2,200	2,238

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

Bank of America Corp.
1.922% due 10/24/2031 •		1,800	1,610
2.592% due 04/29/2031 •		2,600	2,424
3.419% due 12/20/2028 •		2,565	2,534
3.559% due 04/23/2027 •		580	579
3.593% due 07/21/2028 •		4,200	4,173
3.824% due 01/20/2028 •		1,300	1,297
5.202% due 04/25/2029 •		12,549	12,872
5.288% due 04/25/2034 •		13,100	13,491
5.468% due 01/23/2035 •		3,450	3,595
Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028		1,800	1,841
5.538% due 01/22/2030		2,200	2,287
5.790% due 07/13/2028		4,000	4,156
Barclays PLC
4.476% due 11/11/2029 •		1,500	1,508
5.785% due 02/25/2036 •		3,000	3,142
6.496% due 09/13/2027 •		1,900	1,930
7.385% due 11/02/2028 •		1,300	1,374
7.437% due 11/02/2033 •		3,000	3,432
9.625% due 12/15/2029 •(f)(g)		1,500	1,706
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7.625% due 02/11/2035 •(g)		3,100	3,263
8.125% due 01/08/2039 •(g)		900	974
BGC Group, Inc.
6.150% due 04/02/2030		5,700	5,910
6.600% due 06/10/2029		1,700	1,775
8.000% due 05/25/2028		1,718	1,837
Blackstone Private Credit Fund 6.000% due 01/29/2032		3,400	3,453
Blue Owl Finance LLC 6.250% due 04/18/2034		185	191
BNP Paribas SA
5.283% due 11/19/2030 •		5,200	5,354
5.786% due 01/13/2033 •		1,100	1,156
5.906% due 11/19/2035 •		5,200	5,401
8.000% due 08/22/2031 •(f)(g)		1,200	1,300
BPCE SA
5.389% due 05/28/2031 •		4,000	4,108
5.876% due 01/14/2031 •		2,000	2,091
5.975% due 01/18/2027 •		500	500
6.293% due 01/14/2036 •		3,300	3,524
6.612% due 10/19/2027 •		800	815
6.915% due 01/14/2046 •		1,750	1,874
Brandywine Operating Partnership LP 3.950% due 11/15/2027		2,500	2,452
Brookfield Asset Management Ltd. 5.795% due 04/24/2035		3,500	3,670
Brown & Brown, Inc. 6.250% due 06/23/2055		1,500	1,562
CaixaBank SA
6.037% due 06/15/2035 •		200	213
6.684% due 09/13/2027 •		3,500	3,562
Cantor Fitzgerald LP 7.200% due 12/12/2028		2,400	2,552
Capital One Financial Corp.
6.183% due 01/30/2036 •		6,100	6,370
6.377% due 06/08/2034 •		200	216
7.624% due 10/30/2031 •		1,600	1,809
7.964% due 11/02/2034 •		500	590
Carlyle Group, Inc. 5.050% due 09/19/2035		4,500	4,439
CBRE Services, Inc. 4.900% due 01/15/2033		1,900	1,910
CI Financial Corp.
4.625% due 12/12/2031	EUR	5,400	6,396
7.500% due 05/30/2029		$1,150	1,224
Citadel Finance LLC 5.900% due 02/10/2030		14,080	14,380
Citadel LP
6.000% due 01/23/2030		700	732
6.375% due 01/23/2032		3,600	3,823
Citadel Securities Global Holdings LLC 6.200% due 06/18/2035		2,450	2,581
Citigroup, Inc.
3.785% due 03/17/2033 •		1,600	1,528
4.412% due 03/31/2031 •		4,900	4,901
4.503% due 09/11/2031 •		7,800	7,826
5.174% due 09/11/2036 •		700	707
Citizens Financial Group, Inc.
5.253% due 03/05/2031 •		3,000	3,084
5.718% due 07/23/2032 •		8,500	8,915
5.841% due 01/23/2030 •		1,700	1,773
Corebridge Financial, Inc.
3.650% due 04/05/2027		600	597
6.375% due 09/15/2054 •		500	504

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

Corebridge Global Funding 4.584% (SOFRRATE + 0.860%) due 12/15/2028 ~		2,100	2,104
Corp. Inmobiliaria Vesta SAB de CV 5.500% due 01/30/2033		3,100	3,143
CoStar Group, Inc. 2.800% due 07/15/2030		1,400	1,284
Cousins Properties LP 5.375% due 02/15/2032		2,884	2,973
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045	PEN	3,000	946
Credit Agricole SA
5.222% due 05/27/2031 •		$600	616
5.862% due 01/09/2036 •		6,900	7,282
Crown Castle, Inc.
1.050% due 07/15/2026		500	492
3.650% due 09/01/2027		800	794
4.900% due 09/01/2029		1,400	1,424
5.600% due 06/01/2029		880	914
5.800% due 03/01/2034		400	420
Dai-ichi Life Insurance Co. Ltd. 6.200% due 01/16/2035 •(f)		5,700	5,977
Danske Bank AS
4.420% due 09/12/2031 •		1,700	1,692
5.705% due 03/01/2030 •		700	728
DaVinciRe Holdings Ltd. 5.950% due 04/15/2035		2,600	2,680
Deloitte LLP 5.590% due 01/30/2035 «(i)		2,800	2,851
Deutsche Bank AG
4.469% due 12/10/2031 •		1,800	1,794
5.706% due 02/08/2028 •		1,100	1,118
6.720% due 01/18/2029 •		4,130	4,325
6.819% due 11/20/2029 •		1,900	2,028
Digital Realty Trust LP 5.550% due 01/15/2028		1,640	1,686
EPR Properties
3.600% due 11/15/2031		2,000	1,857
3.750% due 08/15/2029		4,400	4,269
4.500% due 06/01/2027		200	200
4.950% due 04/15/2028		1,400	1,411
Equinix Europe 2 Financing Corp. LLC 3.250% due 03/15/2031	EUR	3,700	4,300
Equinix, Inc.
1.450% due 05/15/2026		$1,900	1,883
3.000% due 07/15/2050		300	192
Essential Properties LP 2.950% due 07/15/2031		3,600	3,293
Extra Space Storage LP
5.400% due 06/15/2035		5,900	6,051
5.700% due 04/01/2028		400	413
F&G Annuities & Life, Inc.
6.250% due 10/04/2034		3,000	3,053
6.500% due 06/04/2029		3,300	3,443
F&G Global Funding 5.875% due 01/16/2030		2,100	2,182
Federation des Caisses Desjardins du Quebec
4.526% (SOFRRATE + 0.630%) due 01/27/2027 ~		1,700	1,706
4.565% due 08/26/2030		2,400	2,419
FIBRA Prologis 5.500% due 11/26/2035		4,700	4,725
First Citizens BancShares, Inc. 5.231% due 03/12/2031 •		4,100	4,168
First Industrial LP 5.250% due 01/15/2031		1,300	1,328
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		1,000	963
3.815% due 11/02/2027		3,400	3,350
4.125% due 08/17/2027		2,005	1,990
4.271% due 01/09/2027		400	398
4.950% due 05/28/2027		534	536
5.125% due 11/05/2026		1,600	1,609
5.303% due 09/06/2029		4,225	4,260
5.800% due 03/05/2027		400	405
5.800% due 03/08/2029		800	818
5.850% due 05/17/2027		1,198	1,217
5.875% due 11/07/2029		6,000	6,162
5.918% due 03/20/2028		200	205
6.800% due 05/12/2028		585	611
6.950% due 06/10/2026		400	404
7.122% due 11/07/2033		800	860
7.200% due 06/10/2030		300	322
7.350% due 11/04/2027		1,900	1,984
FS KKR Capital Corp. 6.125% due 01/15/2031		5,200	5,078
FWD Group Holdings Ltd.
5.252% due 09/22/2030		2,700	2,718

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

5.836% due 09/22/2035		2,500	2,532
GA Global Funding Trust 5.900% due 01/13/2035		2,400	2,462
General Motors Financial Co., Inc.
2.700% due 08/20/2027		200	196
5.000% due 07/15/2027		1,800	1,825
5.050% due 04/04/2028		5,000	5,097
Global Atlantic Fin Co. 6.750% due 03/15/2054		1,300	1,329
GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2030		3,050	2,974
4.000% due 01/15/2031		1,900	1,826
5.300% due 01/15/2029		2,700	2,749
5.625% due 09/15/2034		9,150	9,291
5.750% due 06/01/2028		3,100	3,192
Goldman Sachs Bank USA
4.495% (SOFRRATE + 0.770%) due 03/18/2027 ~		3,100	3,104
4.539% (SOFRRATE + 0.750%) due 05/21/2027 ~		3,100	3,105
Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •		1,400	1,377
2.615% due 04/22/2032 •		3,791	3,458
3.691% due 06/05/2028 •		1,015	1,010
4.369% due 10/21/2031 •		4,200	4,191
4.939% due 10/21/2036 •		2,000	1,986
5.049% due 07/23/2030 •		1,700	1,742
5.330% due 07/23/2035 •		2,400	2,467
5.536% due 01/28/2036 •		2,000	2,077
5.727% due 04/25/2030 •		2,300	2,403
7.250% due 04/10/2028	GBP	200	287
Goldman Sachs Private Credit Corp. 5.875% due 01/31/2031		$3,400	3,406
Golub Capital Private Credit Fund 0.000% due 08/15/2028 ~		3,000	3,022
Goodman U.S. Finance Six LLC 5.125% due 10/07/2034		4,600	4,632
HA Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034		2,000	2,038
HAT Holdings I LLC/HAT Holdings II LLC 8.000% due 06/15/2027		945	981
Highwoods Realty LP
3.050% due 02/15/2030		200	186
7.650% due 02/01/2034		700	798
Horizon Mutual Holdings, Inc. 6.200% due 11/15/2034		2,000	1,936
Host Hotels & Resorts LP
3.500% due 09/15/2030		1,500	1,432
5.700% due 06/15/2032		3,900	4,075
5.700% due 07/01/2034		1,950	2,020
HPS Corporate Lending Fund
4.900% due 09/11/2028		1,100	1,095
5.300% due 06/05/2027		3,400	3,422
5.450% due 01/14/2028		1,800	1,820
5.450% due 11/15/2030		3,700	3,691
6.750% due 01/30/2029		1,500	1,567
HSBC Holdings PLC
2.206% due 08/17/2029 •		1,980	1,885
4.041% due 03/13/2028 •		375	375
5.130% due 11/19/2028 •		2,000	2,038
5.130% due 03/03/2031 •		500	513
5.133% due 11/06/2036 •		900	903
5.286% due 11/19/2030 •		4,300	4,438
5.395% (SOFRRATE + 1.570%) due 05/13/2031 ~		4,500	4,594
7.390% due 11/03/2028 •		6,000	6,345
ING Bank Australia Ltd. 4.837% due 03/22/2027	AUD	1,100	737
Intesa Sanpaolo SpA 7.200% due 11/28/2033		$1,300	1,485
Invitation Homes Operating Partnership LP 4.950% due 01/15/2033		5,400	5,481
Israel Discount Bank Ltd. 5.375% due 01/26/2028		1,600	1,627
JAB Holdings BV 4.375% due 04/25/2034	EUR	1,100	1,326
Jackson National Life Global Funding 4.900% due 01/13/2027		$600	605
Janus Henderson U.S. Holdings, Inc. 5.450% due 09/10/2034		1,300	1,321
John Deere Capital Corp.
4.251% (SOFRRATE + 0.500%) due 03/06/2028 ~		1,100	1,103
5.100% due 04/11/2034		1,700	1,758
JPMorgan Chase & Co.
2.182% due 06/01/2028 •		800	780
3.509% due 01/23/2029 •		2,300	2,280
3.782% due 02/01/2028 •		2,000	1,996
4.005% due 04/23/2029 •		1,400	1,399
4.203% due 07/23/2029 •		918	921

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

4.565% due 06/14/2030 •	1,350	1,366
4.810% due 10/22/2036 •	3,100	3,079
4.851% due 07/25/2028 •	4,000	4,052
4.979% due 07/22/2028 •	1,000	1,016
5.040% due 01/23/2028 •	3,687	3,726
5.294% due 07/22/2035 •	600	619
5.299% due 07/24/2029 •	1,200	1,237
5.350% due 06/01/2034 •	4,100	4,261
5.571% due 04/22/2028 •	2,300	2,346
5.581% due 04/22/2030 •	3,300	3,444
5.766% due 04/22/2035 •	3,140	3,348
6.087% due 10/23/2029 •	7,400	7,797
6.254% due 10/23/2034 •	3,600	3,959
Kilroy Realty LP
2.500% due 11/15/2032	1,400	1,170
2.650% due 11/15/2033	5,550	4,556
4.250% due 08/15/2029	200	196
6.250% due 01/15/2036	2,900	2,999
KKR & Co., Inc. 5.100% due 08/07/2035	1,000	1,001
Lazard Group LLC 6.000% due 03/15/2031	4,000	4,241
Lloyds Banking Group PLC
4.849% (SOFRINDX + 1.060%) due 11/26/2028 ~	5,000	5,026
5.871% due 03/06/2029 •	1,620	1,680
6.068% due 06/13/2036 •	3,000	3,156
LPL Holdings, Inc. 5.650% due 03/15/2035	1,600	1,641
Main Street Capital Corp. 5.400% due 08/15/2028	3,300	3,318
Marex Group PLC
5.829% due 05/08/2028	3,601	3,663
6.404% due 11/04/2029	3,132	3,250
MassMutual Global Funding II 5.050% due 08/26/2035	3,000	3,018
Mitsubishi HC Capital, Inc. 5.080% due 09/15/2027	200	203
Mitsubishi UFJ Financial Group, Inc.
4.527% due 09/12/2031 •	1,800	1,810
5.197% due 01/16/2031 •	1,600	1,652
5.426% due 04/17/2035 •	2,000	2,079
5.574% due 01/16/2036 •	7,400	7,758
5.615% due 04/24/2036 •	6,000	6,283
Mizuho Financial Group, Inc.
4.711% due 07/08/2031 •	2,500	2,533
5.382% due 07/10/2030 •	1,100	1,138
5.739% due 05/27/2031 •	300	316
Morgan Stanley
3.772% due 01/24/2029 •	300	298
4.210% due 04/20/2028 •	535	536
5.042% due 07/19/2030 •	2,649	2,717
5.250% due 04/21/2034 •	2,300	2,369
5.424% due 07/21/2034 •(j)	5,600	5,828
5.449% due 07/20/2029 •	5,600	5,780
5.652% due 04/13/2028 •	600	612
6.407% due 11/01/2029 •	1,000	1,060
Morgan Stanley Bank NA
4.952% due 01/14/2028 •	1,900	1,918
4.968% due 07/14/2028 •	1,850	1,876
5.016% due 01/12/2029 •	4,800	4,889
5.026% (SOFRRATE + 1.080%) due 01/14/2028 ~	1,600	1,611
5.504% due 05/26/2028 •	1,200	1,225
Morgan Stanley Private Bank NA
4.204% due 11/17/2028 •	4,750	4,766
4.466% due 07/06/2028 •	5,450	5,488
4.734% due 07/18/2031 •	2,600	2,636
MSD Investment Corp. 6.250% due 05/31/2030	3,300	3,323
Mutual of Omaha Cos Global Funding 5.350% due 04/09/2027	1,900	1,929
National Health Investors, Inc. 5.350% due 02/01/2033	1,700	1,698
National Securities Clearing Corp. 4.700% due 05/20/2030	700	716
Nationwide Building Society
5.537% due 07/14/2036 •	1,400	1,447
6.557% due 10/18/2027 •	2,100	2,140
NatWest Group PLC
3.073% due 05/22/2028 •	2,400	2,370
4.892% due 05/18/2029 •	2,613	2,659
5.516% due 09/30/2028 •	2,300	2,360
NatWest Markets PLC 4.174% due 11/06/2028	4,000	4,013
Nissan Motor Acceptance Co. LLC
5.300% due 09/13/2027	2,800	2,806
5.773% (SOFRINDX + 2.050%) due 09/13/2027 ~	1,800	1,789

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

6.950% due 09/15/2026		1,500	1,521
NLG Global Funding 5.400% due 01/23/2030		2,000	2,057
Nomura Holdings, Inc. 2.329% due 01/22/2027		600	590
Nordea Bank Abp 6.300% due 09/25/2031 •(f)(g)(j)		1,300	1,333
Norinchukin Bank
5.094% due 10/16/2029		2,200	2,244
5.359% due 09/09/2035		6,800	6,896
Nuveen Churchill Direct Lending Corp. 6.650% due 03/15/2030		800	821
Nuveen LLC 5.550% due 01/15/2030		2,000	2,085
Oaktree Specialty Lending Corp. 6.340% due 02/27/2030		2,600	2,611
Pacific Life Global Funding II 4.500% due 08/28/2029		4,500	4,550
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)		1,200	927
Paychex, Inc.
5.350% due 04/15/2032		1,100	1,140
5.600% due 04/15/2035		1,000	1,048
PNC Financial Services Group, Inc. 6.615% due 10/20/2027 •		1,400	1,428
Popular, Inc. 7.250% due 03/13/2028		400	422
Prologis LP 4.200% due 02/15/2033	CAD	2,400	1,761
Realty Income Corp. 5.000% due 10/15/2029	GBP	1,400	1,916
RGA Global Funding
5.250% due 01/09/2030		$900	931
5.500% due 01/11/2031		2,000	2,082
Royal Bank of Canada
4.305% due 11/03/2031 •		1,200	1,195
4.970% due 05/02/2031 •		2,000	2,046
Sabra Health Care LP 3.200% due 12/01/2031		4,000	3,666
Safehold GL Holdings LLC 5.650% due 01/15/2035		4,800	4,940
Sammons Financial Group, Inc. 6.875% due 04/15/2034		2,500	2,744
Santander Holdings USA, Inc. 5.741% due 03/20/2031 •		1,600	1,658
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		1,100	1,082
5.136% due 09/22/2036 •		5,000	4,989
SBL Holdings, Inc.
5.900% due 09/26/2028		3,300	3,286
7.200% due 10/30/2034		5,300	5,135
Selective Insurance Group, Inc. 5.900% due 04/15/2035		600	630
Sixth Street Lending Partners
5.750% due 01/15/2030		4,500	4,562
6.500% due 03/11/2029		3,000	3,112
SMBC Aviation Capital Finance DAC
5.250% due 11/26/2035		3,200	3,202
5.700% due 07/25/2033		1,300	1,358
Standard Chartered PLC 6.750% due 02/08/2028 •		4,200	4,317
Stellantis Financial Services U.S. Corp. 5.400% due 09/15/2030		4,900	4,978
Store Capital LLC 5.400% due 04/30/2030		2,000	2,040
Sumitomo Mitsui Financial Group, Inc.
3.040% due 07/16/2029		3,000	2,883
5.240% due 04/15/2030		300	312
Sumitomo Mitsui Trust Bank Ltd.
4.450% due 09/10/2027		1,100	1,110
4.500% due 03/13/2028		2,000	2,021
4.500% due 09/10/2029		2,900	2,930
4.850% due 09/10/2034		200	201
5.050% due 03/13/2035		4,000	4,069
5.200% due 03/07/2027		700	710
Sumitomo Mitsui Trust Group, Inc. 5.416% due 09/11/2036 •		1,900	1,911
Swiss RE Subordinated Finance PLC 5.698% due 04/05/2035 •		1,200	1,249
Synchrony Bank 5.625% due 08/23/2027		2,550	2,602
Synchrony Financial 3.950% due 12/01/2027		2,300	2,291
Toronto-Dominion Bank 4.701% due 06/05/2027		300	301

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

Toyota Motor Credit Corp. 4.375% (SOFRRATE + 0.650%) due 03/19/2027 ~	400	402
Trust 2401
7.375% due 02/13/2034	1,068	1,186
7.700% due 01/23/2032	3,536	3,915
Trust Fibra Uno 7.375% due 02/13/2034	432	473
U.S. Bancorp 6.787% due 10/26/2027 •	1,150	1,175
UBS AG
1.250% due 08/07/2026	400	394
4.864% due 01/10/2028 •	1,400	1,412
UBS Group AG
1.305% due 02/02/2027 •	2,300	2,294
3.869% due 01/12/2029 •	800	796
4.151% due 12/23/2029 •	900	899
4.398% due 09/23/2031 •	3,000	2,986
4.703% due 08/05/2027 •	400	401
5.010% due 03/23/2037 •	5,900	5,850
5.617% due 09/13/2030 •	2,900	3,030
6.850% due 09/10/2029 •(f)(g)	3,500	3,593
VB DPR Finance Co. 6.833% due 03/15/2035 «(i)	6,300	6,768
VICI Properties LP
4.750% due 02/15/2028	800	808
5.125% due 11/15/2031	1,400	1,419
5.125% due 05/15/2032	2,600	2,619
5.625% due 04/01/2035	4,900	5,006
5.625% due 05/15/2052	2,100	1,965
5.750% due 04/01/2034	2,000	2,065
VICI Properties LP/VICI Note Co., Inc. 3.875% due 02/15/2029	2,985	2,931
Vornado Realty LP 2.150% due 06/01/2026	100	99
Wells Fargo & Co.
2.393% due 06/02/2028 •	9,018	8,814
2.879% due 10/30/2030 •	2,500	2,379
3.196% due 06/17/2027 •	2,250	2,241
3.526% due 03/24/2028 •	305	303
4.808% due 07/25/2028 •	1,500	1,517
4.982% (SOFRRATE + 1.070%) due 04/22/2028 ~	300	302
5.211% due 12/03/2035 •	3,000	3,066
5.499% due 01/23/2035 •	900	940
5.557% due 07/25/2034 •	5,700	5,979
5.574% due 07/25/2029 •	7,665	7,944
5.707% due 04/22/2028 •	3,900	3,981
6.303% due 10/23/2029 •	3,363	3,554
6.491% due 10/23/2034 •	1,100	1,218
Wells Fargo Bank NA 5.254% due 12/11/2026	1,900	1,923
Welltower OP LLC 5.125% due 07/01/2035	2,200	2,246
Weyerhaeuser Co. 4.000% due 04/15/2030	900	889

		956,754

INDUSTRIALS 30.6%
180 Medical, Inc. 5.300% due 10/08/2035	1,000	999
AbbVie, Inc.
3.200% due 11/21/2029	1,500	1,455
4.800% due 03/15/2029	2,600	2,664
4.875% due 03/15/2030	1,000	1,031
AEP Transmission Co. LLC 5.150% due 04/01/2034	3,200	3,270
Air Canada Pass-Through Trust 5.250% due 10/01/2030	675	691
Aker BP ASA 5.125% due 10/01/2034	3,100	3,035
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	304	306
Alibaba Group Holding Ltd.
2.700% due 02/09/2041	600	441
5.625% due 11/26/2054	3,000	3,044
Alphabet, Inc. 4.700% due 11/15/2035	3,000	3,002
Altria Group, Inc.
4.500% due 08/06/2030	1,400	1,412
4.875% due 02/04/2028	700	712
5.625% due 02/06/2035	2,600	2,705
Amazon.com, Inc. 4.350% due 03/20/2033	5,000	4,985
Amcor Flexibles North America, Inc. 5.100% due 03/17/2030	2,000	2,054

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

American Airlines Pass-Through Trust
3.200% due 12/15/2029		409	400
3.575% due 07/15/2029		776	769
3.600% due 03/22/2029		165	164
4.900% due 11/11/2039		3,600	3,584
Amgen, Inc.
2.450% due 02/21/2030		6,100	5,692
4.200% due 03/01/2033		3,000	2,934
5.150% due 03/02/2028		400	409
5.750% due 03/02/2063		1,500	1,465
Amphenol Corp. 4.125% due 11/15/2030		800	796
Amrize Finance U.S. LLC
4.700% due 04/07/2028		4,400	4,455
4.950% due 04/07/2030		2,000	2,046
5.400% due 04/07/2035		1,000	1,032
Anglo American Capital PLC 5.750% due 04/05/2034		5,400	5,676
AP Moller - Maersk AS 5.875% due 09/14/2033		1,000	1,065
APA Corp.
6.100% due 02/15/2035		2,700	2,777
6.750% due 02/15/2055		2,000	1,997
AppLovin Corp.
5.125% due 12/01/2029		2,600	2,668
5.375% due 12/01/2031		900	935
Aptiv Swiss Holdings Ltd. 5.150% due 09/13/2034		2,000	2,019
Arcos Dorados BV 6.375% due 01/29/2032		3,100	3,289
AS Mileage Plan IP Ltd. 5.021% due 10/20/2029		4,000	4,035
Ashtead Capital, Inc. 5.800% due 04/15/2034		7,500	7,868
AstraZeneca PLC 6.450% due 09/15/2037		700	799
Atlassian Corp. 5.250% due 05/15/2029		2,400	2,470
Aurizon Network Pty. Ltd. 3.125% due 06/01/2026	EUR	700	825
Bacardi Ltd./Bacardi-Martini BV
5.250% due 01/15/2029		$2,000	2,040
5.400% due 06/15/2033		200	203
Bacardi-Martini BV 6.000% due 02/01/2035		4,000	4,155
BAE Systems PLC 5.125% due 03/26/2029		3,470	3,571
BAT Capital Corp.
5.625% due 08/15/2035		2,100	2,189
6.343% due 08/02/2030		1,100	1,190
Baxter International, Inc. 5.650% due 12/15/2035		7,300	7,390
Bayer U.S. Finance LLC
6.500% due 11/21/2033		6,300	6,823
6.875% due 11/21/2053		1,300	1,409
Becton Dickinson & Co.
1.957% due 02/11/2031		1,300	1,156
4.874% due 02/08/2029		801	818
Beignet Investor LLC 6.581% due 05/30/2049		24,802	26,226
BMW U.S. Capital LLC 4.750% due 03/21/2028		3,500	3,552
Boeing Co.
2.196% due 02/04/2026		1,500	1,497
2.250% due 06/15/2026		300	297
2.700% due 02/01/2027		1,200	1,183
2.800% due 03/01/2027		800	788
2.950% due 02/01/2030		600	569
3.200% due 03/01/2029		1,400	1,358
3.250% due 02/01/2028		100	98
3.950% due 08/01/2059		1,900	1,350
5.040% due 05/01/2027		1,013	1,024
5.150% due 05/01/2030		1,200	1,233
5.705% due 05/01/2040		3,800	3,882
5.930% due 05/01/2060		500	491
6.298% due 05/01/2029		3,000	3,185
6.388% due 05/01/2031		2,500	2,714
7.008% due 05/01/2064		998	1,138
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028		2,500	2,455
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.500% due 01/15/2028		1,400	1,389
Broadcom, Inc.
1.950% due 02/15/2028		300	288
2.600% due 02/15/2033		2,000	1,765
3.187% due 11/15/2036		2,000	1,697

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

4.150% due 04/15/2032	500	490
4.350% due 02/15/2030	3,100	3,121
4.926% due 05/15/2037	1,600	1,580
5.050% due 07/12/2029	930	958
5.050% due 04/15/2030	3,200	3,303
Cameron LNG LLC 2.902% due 07/15/2031	2,000	1,852
Canadian Natural Resources Ltd.
5.000% due 12/15/2029	4,200	4,309
6.450% due 06/30/2033	1,000	1,079
Canadian Pacific Railway Co.
4.800% due 03/30/2030	1,500	1,535
6.125% due 09/15/2115	500	499
Carnival Corp. 4.000% due 08/01/2028	2,200	2,169
CDW LLC/CDW Finance Corp.
3.250% due 02/15/2029	1,100	1,060
3.276% due 12/01/2028	2,300	2,235
3.569% due 12/01/2031	700	652
5.550% due 08/22/2034	500	510
Cenovus Energy, Inc. 5.400% due 03/20/2036	7,300	7,294
Centene Corp.
2.450% due 07/15/2028	6,915	6,480
2.500% due 03/01/2031	2,200	1,901
3.000% due 10/15/2030	1,700	1,522
3.375% due 02/15/2030	1,983	1,828
4.625% due 12/15/2029	1,000	971
CF Industries, Inc. 5.300% due 11/26/2035	5,000	4,985
CGI, Inc.
1.450% due 09/14/2026	900	885
4.950% due 03/14/2030	5,900	5,985
Charter Communications Operating LLC/Charter Communications Operating Capital
3.850% due 04/01/2061	1,400	836
3.950% due 06/30/2062	1,300	783
4.400% due 12/01/2061	6,000	3,928
5.500% due 04/01/2063	1,300	1,025
5.850% due 12/01/2035	5,900	5,888
6.100% due 06/01/2029	1,000	1,044
6.550% due 06/01/2034	500	526
6.650% due 02/01/2034	3,000	3,162
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	1,100	1,075
Cheniere Energy Partners LP
3.250% due 01/31/2032	1,200	1,106
5.550% due 10/30/2035	5,800	5,933
5.950% due 06/30/2033	200	212
Cheniere Energy, Inc. 4.625% due 10/15/2028	1,200	1,198
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP 4.750% due 05/15/2030	6,500	6,588
Choice Hotels International, Inc. 3.700% due 12/01/2029	850	827
Cigna Group
4.375% due 10/15/2028	2,000	2,019
4.500% due 09/15/2030	1,500	1,511
5.250% due 01/15/2036	5,000	5,094
CIMIC Finance USA Pty. Ltd. 7.000% due 03/25/2034	2,000	2,177
CommonSpirit Health
4.975% due 09/01/2035	4,900	4,844
6.073% due 11/01/2027	100	103
Constellation Brands, Inc.
2.250% due 08/01/2031	1,200	1,065
4.800% due 05/01/2030	1,600	1,627
Constellation Pharmaceutical, Inc. 5.550% due 07/01/2033 «(i)	3,455	3,591
Cornell University 4.169% due 06/15/2030	2,100	2,111
Coterra Energy, Inc.
5.400% due 02/15/2035	2,500	2,538
5.600% due 03/15/2034	700	722
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 5.600% due 01/15/2031	5,000	5,050
Cox Communications, Inc.
5.450% due 09/01/2034	3,600	3,543
5.700% due 06/15/2033	200	202
5.800% due 12/15/2053	2,600	2,227
CRH SMW Finance DAC 5.125% due 01/09/2030	1,000	1,031
CVS Health Corp.
5.125% due 02/21/2030	5,000	5,138
5.450% due 09/15/2035	5,000	5,120
5.700% due 06/01/2034	2,200	2,306
5.875% due 06/01/2053	600	583

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

6.000% due 06/01/2044		2,300	2,313
6.000% due 06/01/2063		1,700	1,649
Czechoslovak Group AS 5.250% due 01/10/2031	EUR	2,000	2,438
Daimler Truck Finance North America LLC
5.000% due 10/12/2032		$3,000	3,034
5.400% due 09/20/2028		1,700	1,755
Darden Restaurants, Inc. 4.550% due 10/15/2029		3,700	3,740
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.750% due 10/20/2028		1,000	1,006
Devon Energy Corp.
5.200% due 09/15/2034		4,700	4,681
5.750% due 09/15/2054		1,300	1,195
Diamondback Energy, Inc.
5.400% due 04/18/2034		1,100	1,127
5.550% due 04/01/2035		5,600	5,758
5.900% due 04/18/2064		3,000	2,835
DT Midstream, Inc. 5.800% due 12/15/2034		2,700	2,804
Eastern Energy Gas Holdings LLC
5.650% due 10/15/2054		1,100	1,065
5.800% due 01/15/2035		3,000	3,170
6.200% due 01/15/2055		1,700	1,765
Ecolab, Inc. 5.000% due 09/01/2035		2,900	2,958
Ecopetrol SA
8.375% due 01/19/2036		1,100	1,133
8.875% due 01/13/2033		500	534
Elevance Health, Inc.
5.150% due 06/15/2029		1,000	1,032
5.200% due 02/15/2035		1,800	1,840
Embraer Netherlands Finance BV 5.980% due 02/11/2035		3,500	3,721
EMD Finance LLC 4.375% due 10/15/2030		5,950	5,971
Enbridge, Inc.
5.625% due 04/05/2034		6,500	6,799
5.900% due 11/15/2026		1,000	1,015
7.375% due 03/15/2055 •		2,400	2,542
7.625% due 01/15/2083 •		100	109
8.250% due 01/15/2084 •		600	642
Energy Transfer LP
3.900% due 07/15/2026		1,100	1,099
4.400% due 03/15/2027		1,200	1,204
4.750% due 01/15/2026		200	200
5.350% due 05/15/2045		1,000	905
5.400% due 10/01/2047		200	180
5.500% due 06/01/2027		1,400	1,423
5.550% due 05/15/2034		2,900	2,985
5.700% due 04/01/2035		6,500	6,732
5.950% due 05/15/2054		1,000	950
6.000% due 06/15/2048		375	364
6.050% due 12/01/2026		800	813
7.500% due 07/01/2038		4,000	4,647
Eni SpA
5.500% due 05/15/2034		3,500	3,609
5.750% due 05/19/2035		1,800	1,886
5.950% due 05/15/2054		4,000	3,970
Entergy Louisiana LLC
4.000% due 03/15/2033		1,200	1,159
5.800% due 03/15/2055		1,700	1,715
Enterprise Products Operating LLC
4.950% due 02/15/2035		2,700	2,732
5.200% due 01/15/2036		3,900	3,972
Essential Utilities, Inc. 5.250% due 08/15/2035		3,900	3,985
Expand Energy Corp.
4.750% due 02/01/2032		3,000	2,960
5.700% due 01/15/2035		1,300	1,346
Fiserv, Inc. 4.550% due 02/15/2031		1,200	1,188
Flex Intermediate Holdco LLC 3.363% due 06/30/2031		2,300	2,120
Flex Ltd. 5.250% due 01/15/2032		2,300	2,345
Florida Gas Transmission Co. LLC 5.750% due 07/15/2035		3,800	3,954
Flutter Treasury DAC
5.000% due 04/29/2029	EUR	1,000	1,215
6.375% due 04/29/2029		$300	311
Foundry JV Holdco LLC
5.875% due 01/25/2034		3,000	3,084
5.900% due 01/25/2030		500	523
Fox Corp. 4.709% due 01/25/2029		2,000	2,026

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

Freeport-McMoRan, Inc. 5.450% due 03/15/2043		200	194
Gartner, Inc. 4.950% due 03/20/2031		3,800	3,826
Glencore Funding LLC 5.400% due 05/08/2028		500	513
Global Payments, Inc.
4.875% due 11/15/2030		1,200	1,202
5.200% due 11/15/2032		2,000	2,002
5.550% due 11/15/2035		1,800	1,790
Grupo Nutresa SA 8.000% due 05/12/2030		7,550	8,166
Gulfstream Natural Gas System LLC 5.600% due 07/23/2035		4,900	5,034
Haleon U.S. Capital LLC
3.375% due 03/24/2027		2,250	2,234
3.375% due 03/24/2029		1,300	1,271
Harbour Energy PLC 6.327% due 04/01/2035		5,000	5,066
Hasbro, Inc. 6.050% due 05/14/2034		2,000	2,122
HCA, Inc.
4.375% due 03/15/2042		700	600
5.200% due 06/01/2028		2,000	2,050
5.250% due 03/01/2030		1,000	1,033
5.250% due 06/15/2049		400	362
5.450% due 09/15/2034		8,200	8,444
5.500% due 03/01/2032		1,200	1,251
5.625% due 09/01/2028		1,221	1,259
5.750% due 03/01/2035		2,100	2,205
Hewlett Packard Enterprise Co. 4.050% due 09/15/2027		1,100	1,101
Hexcel Corp. 5.875% due 02/26/2035		600	629
HF Sinclair Corp. 5.750% due 01/15/2031		1,100	1,137
Honeywell International, Inc. 3.750% due 03/01/2036	EUR	300	348
Huntington Ingalls Industries, Inc. 5.353% due 01/15/2030		$2,100	2,171
Hyatt Hotels Corp.
5.050% due 03/30/2028		2,800	2,853
5.250% due 06/30/2029		1,900	1,956
5.400% due 12/15/2035		3,800	3,810
5.750% due 03/30/2032		3,200	3,354
Hyundai Capital America
4.718% (SOFRRATE + 0.990%) due 03/25/2027 ~		2,600	2,611
4.765% (SOFRRATE + 1.040%) due 03/19/2027 ~		4,400	4,416
4.850% due 03/25/2027		3,000	3,028
5.150% due 03/27/2030		2,300	2,358
5.500% due 03/30/2026		400	401
5.680% due 06/26/2028		300	310
Icon Investments Six DAC 5.809% due 05/08/2027		300	306
Imperial Brands Finance PLC
3.500% due 07/26/2026		540	538
6.125% due 07/27/2027		200	206
Intel Corp. 5.200% due 02/10/2033 (j)		1,500	1,529
Japan Tobacco, Inc.
5.250% due 06/15/2030		1,900	1,972
5.850% due 06/15/2035		3,300	3,524
JDE Peet's NV
1.375% due 01/15/2027		2,100	2,035
2.250% due 09/24/2031		4,700	4,098
JetBlue Pass-Through Trust
2.750% due 11/15/2033		622	560
4.000% due 05/15/2034		135	128
JT International Financial Services BV 3.875% due 09/28/2028		2,600	2,586
Kinder Morgan, Inc.
5.000% due 02/01/2029		1,900	1,945
5.150% due 06/01/2030		1,300	1,345
5.400% due 02/01/2034		1,900	1,962
5.550% due 06/01/2045		2,600	2,519
5.850% due 06/01/2035		1,400	1,481
Kraft Heinz Foods Co.
5.200% due 03/15/2032		1,900	1,958
5.400% due 03/15/2035		1,700	1,747
6.875% due 01/26/2039		200	224
L3Harris Technologies, Inc. 5.050% due 06/01/2029		2,000	2,057
Las Vegas Sands Corp.
5.625% due 06/15/2028		1,000	1,026
6.000% due 08/15/2029		2,400	2,508
6.000% due 06/14/2030		2,000	2,099

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

6.200% due 08/15/2034		4,400	4,637
Leland Stanford Junior University 4.679% due 03/01/2035		5,500	5,555
Lenovo Group Ltd. 5.831% due 01/27/2028		400	413
LG Energy Solution Ltd. 5.250% due 04/02/2028		1,600	1,631
LKQ Corp. 5.750% due 06/15/2028		1,000	1,033
LYB International Finance III LLC 6.150% due 05/15/2035		4,500	4,614
Marathon Petroleum Corp. 5.700% due 03/01/2035		2,800	2,883
Marriott International, Inc.
4.000% due 04/15/2028		500	501
4.500% due 10/15/2031		3,400	3,409
4.800% due 03/15/2030		1,500	1,532
5.250% due 10/15/2035		3,100	3,143
5.350% due 03/15/2035		5,400	5,560
5.450% due 09/15/2026		600	606
5.550% due 10/15/2028		300	312
Mars, Inc. 4.800% due 03/01/2030		3,500	3,578
Marvell Technology, Inc.
1.650% due 04/15/2026		100	99
2.450% due 04/15/2028		1,100	1,060
2.950% due 04/15/2031		1,050	973
4.750% due 07/15/2030		800	811
5.450% due 07/15/2035		3,000	3,092
McDonald's Corp. 6.300% due 10/15/2037		700	779
Mercedes-Benz Finance North America LLC
4.750% due 08/01/2027		1,100	1,114
4.800% due 08/01/2029		1,500	1,527
4.900% due 11/15/2027		4,200	4,280
Meta Platforms, Inc.
4.200% due 11/15/2030		2,500	2,506
4.600% due 11/15/2032		4,600	4,638
Micron Technology, Inc.
5.300% due 01/15/2031		1,200	1,244
5.327% due 02/06/2029		1,000	1,031
5.650% due 11/01/2032		2,200	2,314
5.800% due 01/15/2035		3,800	4,007
6.050% due 11/01/2035		2,800	2,989
Mondelez International, Inc. 4.625% due 07/03/2031	CAD	3,400	2,568
Motorola Solutions, Inc.
4.600% due 05/23/2029		$200	202
5.400% due 04/15/2034		400	413
MPLX LP
4.000% due 03/15/2028		315	314
4.500% due 04/15/2038		800	730
4.950% due 09/01/2032		200	201
5.400% due 04/01/2035		2,100	2,116
5.400% due 09/15/2035		4,000	4,031
5.500% due 06/01/2034		3,000	3,062
MSCI, Inc. 3.625% due 09/01/2030		2,000	1,912
National Football League 5.480% due 10/05/2028 «(i)		4,000	4,092
National Fuel Gas Co. 5.950% due 03/15/2035		2,400	2,515
NetApp, Inc. 5.700% due 03/17/2035		4,200	4,408
Novartis Capital Corp. 3.700% due 09/21/2042		500	415
NTT Finance Corp. 5.104% due 07/02/2027		300	305
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.650% due 02/15/2032		2,700	2,429
4.300% due 06/18/2029		300	301
Occidental Petroleum Corp.
5.200% due 08/01/2029		900	923
5.550% due 10/01/2034 (j)		7,300	7,451
6.050% due 10/01/2054		1,000	957
6.200% due 03/15/2040		2,800	2,856
6.625% due 09/01/2030		6,000	6,464
7.500% due 05/01/2031		500	563
8.500% due 07/15/2027		300	314
8.875% due 07/15/2030		2,400	2,783
Open Text Corp. 6.900% due 12/01/2027		200	208
Oracle Corp.
1.650% due 03/25/2026		200	199
4.200% due 09/27/2029		8,995	8,827
4.450% due 09/26/2030		1,000	979

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

4.650% due 05/06/2030	3,310	3,282
4.700% due 09/27/2034	2,000	1,855
4.800% due 08/03/2028	2,500	2,513
5.200% due 09/26/2035	5,000	4,792
5.500% due 09/27/2064	1,650	1,318
6.100% due 09/26/2065	1,200	1,059
6.150% due 11/09/2029	500	522
ORLEN SA 6.000% due 01/30/2035	4,000	4,222
Ovintiv, Inc. 6.250% due 07/15/2033	4,400	4,670
Paramount Global
2.900% due 01/15/2027	600	591
3.375% due 02/15/2028	300	291
3.700% due 06/01/2028	1,275	1,247
4.950% due 01/15/2031	800	770
6.875% due 04/30/2036	800	789
7.875% due 07/30/2030	200	216
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.350% due 01/12/2027	1,500	1,518
Petroleos Mexicanos 6.700% due 02/16/2032	400	399
Pfizer, Inc. 4.500% due 11/15/2032	1,800	1,805
Philip Morris International, Inc.
1.750% due 11/01/2030	700	624
4.250% due 10/29/2032	3,100	3,052
4.375% due 04/30/2030	1,100	1,107
5.250% due 09/07/2028	1,800	1,860
5.250% due 02/13/2034	6,000	6,204
Plains All American Pipeline LP 5.950% due 06/15/2035	2,600	2,709
POSCO 4.875% due 01/23/2027	500	504
Providence St. Joseph Health Obligated Group 2.532% due 10/01/2029	300	283
Quanta Services, Inc. 4.300% due 08/09/2028	4,100	4,123
Repsol E&P Capital Markets U.S. LLC 5.204% due 09/16/2030	4,400	4,464
Rio Tinto Finance USA PLC 4.875% due 03/14/2030	1,000	1,028
Rolls-Royce PLC 5.750% due 10/15/2027	1,000	1,026
Royal Caribbean Cruises Ltd. 5.375% due 01/15/2036	7,800	7,836
Royalty Pharma PLC
5.150% due 09/02/2029	400	411
5.200% due 09/25/2035	4,800	4,828
RTX Corp.
5.750% due 01/15/2029	2,200	2,304
6.100% due 03/15/2034	2,000	2,189
S&P Global, Inc. 4.250% due 01/15/2031	4,100	4,100
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	2,000	2,004
4.500% due 05/15/2030	800	804
Santos Finance Ltd.
3.649% due 04/29/2031	3,048	2,858
6.875% due 09/19/2033	4,200	4,603
SK Hynix, Inc. 6.375% due 01/17/2028	400	418
Skyworks Solutions, Inc. 1.800% due 06/01/2026	2,200	2,176
Smurfit Westrock Financing DAC 5.185% due 01/15/2036	6,600	6,651
Snam SpA
5.000% due 05/28/2030	1,600	1,633
5.750% due 05/28/2035	6,900	7,220
South Bow USA Infrastructure Holdings LLC
5.026% due 10/01/2029	1,600	1,624
5.584% due 10/01/2034	1,300	1,314
Southern Co. 3.750% due 09/15/2051 •	2,200	2,177
Spectra Energy Partners LP 3.375% due 10/15/2026	400	398
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	420	396
4.100% due 10/01/2029	187	179
Stryker Corp.
1.950% due 06/15/2030	1,100	999
4.100% due 04/01/2043	500	425
4.850% due 12/08/2028	500	512
Sutter Health 5.164% due 08/15/2033	200	206

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

Synopsys, Inc.
4.650% due 04/01/2028		1,400	1,420
4.850% due 04/01/2030		2,900	2,963
T-Mobile USA, Inc.
2.400% due 03/15/2029		700	663
2.550% due 02/15/2031		3,000	2,742
2.875% due 02/15/2031		500	464
3.600% due 11/15/2060		1,000	665
3.750% due 04/15/2027		600	598
3.875% due 04/15/2030		3,000	2,951
4.200% due 10/01/2029		5,661	5,672
4.850% due 01/15/2029		2,103	2,148
4.950% due 11/15/2035		2,100	2,089
5.125% due 05/15/2032		1,100	1,132
5.750% due 01/15/2034		4,500	4,776
Take-Two Interactive Software, Inc. 5.400% due 06/12/2029		1,000	1,036
Tapestry, Inc. 5.500% due 03/11/2035		10,100	10,332
Targa Resources Corp.
4.200% due 02/01/2033		600	575
6.150% due 03/01/2029		1,100	1,158
TD SYNNEX Corp.
2.375% due 08/09/2028		1,000	953
5.300% due 10/10/2035		1,500	1,486
6.100% due 04/12/2034		4,000	4,229
Telefonica Emisiones SA 4.103% due 03/08/2027		800	800
Tennessee Gas Pipeline Co. LLC 7.625% due 04/01/2037		600	707
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	169	263
Time Warner Cable Enterprises LLC 8.375% due 07/15/2033		$3,900	4,508
Time Warner Cable LLC 5.500% due 09/01/2041		6,028	5,300
TransCanada PipeLines Ltd. 4.625% due 03/01/2034		600	585
Transcontinental Gas Pipe Line Co. LLC 5.100% due 03/15/2036		3,300	3,324
Trustees of Princeton University 4.647% due 07/01/2030		1,600	1,640
TSMC Arizona Corp. 1.750% due 10/25/2026		300	295
Tyson Foods, Inc. 5.700% due 03/15/2034		1,400	1,477
Uber Technologies, Inc.
4.150% due 01/15/2031		1,000	997
4.800% due 09/15/2034		2,800	2,801
5.350% due 09/15/2054		1,000	954
UCB SA 4.250% due 03/20/2030	EUR	1,100	1,334
United Airlines Pass-Through Trust
2.700% due 11/01/2033		$658	606
3.500% due 09/01/2031		586	567
5.450% due 08/15/2038		9,269	9,561
5.875% due 04/15/2029		850	872
United Airlines, Inc. 4.375% due 04/15/2026		200	200
UnitedHealth Group, Inc.
4.400% due 06/15/2028		1,100	1,112
4.500% due 04/15/2033		1,500	1,492
4.950% due 05/15/2062		400	347
5.150% due 07/15/2034		3,600	3,689
5.200% due 04/15/2063		700	627
UPMC 5.035% due 05/15/2033		200	204
Var Energi ASA
5.875% due 05/22/2030		1,000	1,042
7.500% due 01/15/2028		2,500	2,651
8.000% due 11/15/2032		3,326	3,812
Veralto Corp. 5.500% due 09/18/2026		3,250	3,279
VeriSign, Inc. 2.700% due 06/15/2031		300	273
VF Corp. 0.625% due 02/25/2032	EUR	1,100	1,027
Viper Energy Partners LLC 5.700% due 08/01/2035		$2,100	2,144
VMware LLC
2.200% due 08/15/2031		2,250	2,000
4.700% due 05/15/2030		2,147	2,182
Volkswagen Group of America Finance LLC
4.450% due 09/11/2027		3,000	3,011
4.550% due 09/11/2028		3,000	3,018
4.555% (SOFRRATE + 0.830%) due 03/20/2026 ~		300	300

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

4.750% due 11/13/2028		1,600	1,617
4.850% due 08/15/2027		750	758
4.900% due 08/14/2026		600	603
4.950% due 03/25/2027		1,250	1,261
5.050% due 03/27/2028		1,250	1,270
5.250% due 03/22/2029		1,900	1,943
5.350% due 03/27/2030		1,800	1,850
5.650% due 09/12/2028		400	413
5.700% due 09/12/2026		400	404
Volkswagen International Finance NV 7.875% due 09/06/2032 •(f)	EUR	3,000	4,071
Warnermedia Holdings, Inc.
3.755% due 03/15/2027		$253	252
4.279% due 03/15/2032		5,255	4,620
Weir Group, Inc. 5.350% due 05/06/2030		3,300	3,392
Western Midstream Operating LP
5.500% due 12/15/2035		5,000	4,975
6.350% due 01/15/2029		2,200	2,316
Westinghouse Air Brake Technologies Corp.
3.450% due 11/15/2026		400	398
4.700% due 09/15/2028		100	101
Whistler Pipeline LLC 5.700% due 09/30/2031		1,600	1,663
Williams Cos., Inc.
5.150% due 03/15/2034		2,000	2,036
5.300% due 09/30/2035		3,100	3,155
5.400% due 03/02/2026		700	702
8.750% due 03/15/2032		200	243
Woodside Finance Ltd. 5.400% due 05/19/2030		3,300	3,389
Workday, Inc. 3.800% due 04/01/2032		300	287

			989,016

UTILITIES 9.1%
AEP Texas, Inc.
3.800% due 10/01/2047		300	223
5.400% due 06/01/2033		100	104
5.700% due 05/15/2034		2,500	2,612
AES Corp.
3.950% due 07/15/2030		4,900	4,790
5.450% due 06/01/2028		700	716
5.800% due 03/15/2032		5,100	5,233
Ameren Corp. 5.700% due 12/01/2026		800	811
Ameren Missouri Securitization Funding I LLC 4.850% due 10/01/2041		2,890	2,916
American Electric Power Co., Inc. 6.050% due 03/15/2056 •		4,100	4,030
Appalachian Power Co. 5.650% due 04/01/2034		1,100	1,153
Arizona Public Service Co.
5.500% due 09/01/2035		1,000	1,027
5.700% due 08/15/2034		200	210
AT&T, Inc.
1.650% due 02/01/2028		4,900	4,672
2.300% due 06/01/2027		340	332
3.650% due 09/15/2059		1,800	1,188
3.800% due 12/01/2057		100	69
4.350% due 03/01/2029		200	201
5.375% due 08/15/2035		2,000	2,050
Black Hills Corp.
3.950% due 01/15/2026		400	400
6.150% due 05/15/2034		600	644
BP Capital Markets PLC
6.125% due 03/18/2035 •(f)		3,300	3,405
6.450% due 12/01/2033 •(f)		1,800	1,918
Brooklyn Union Gas Co. 6.388% due 09/15/2033		4,600	4,968
Capital Power U.S. Holdings, Inc. 6.189% due 06/01/2035		5,400	5,654
Chile Electricity Lux MPC II SARL 5.580% due 10/20/2035		4,888	5,016
Cleco Power LLC 5.300% due 01/15/2036		5,500	5,557
Colbun SA 5.375% due 09/11/2035		3,100	3,112
Columbia Pipelines Holding Co. LLC 5.097% due 10/01/2031		1,200	1,223
Columbia Pipelines Operating Co. LLC
5.439% due 02/15/2035		3,600	3,684
5.927% due 08/15/2030		100	106
Connecticut Light & Power Co. 4.950% due 01/15/2030		2,000	2,053

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

Constellation Energy Generation LLC 6.125% due 01/15/2034	1,600	1,735
Consumers Energy Co. 4.200% due 09/01/2052	200	161
Dominion Energy South Carolina, Inc. 5.300% due 01/15/2035	4,000	4,145
Dominion Energy, Inc.
5.450% due 03/15/2035	2,100	2,153
7.000% due 06/01/2054 •	2,300	2,499
Duke Energy Carolinas LLC
2.450% due 02/01/2030	1,000	939
3.550% due 03/15/2052	600	434
6.100% due 06/01/2037	100	108
Duke Energy Florida LLC 4.850% due 12/01/2035	3,000	2,988
Duke Energy Progress LLC 5.050% due 03/15/2035	3,000	3,052
Edison International
4.125% due 03/15/2028	5,000	4,947
5.250% due 03/15/2032	1,900	1,902
5.450% due 06/15/2029	1,500	1,528
6.250% due 03/15/2030	3,550	3,714
7.875% due 06/15/2054 •	1,300	1,366
Electricite de France SA 6.375% due 01/13/2055	3,400	3,558
Enel Finance International NV
3.625% due 05/25/2027	325	323
4.125% due 09/30/2028	1,100	1,098
5.125% due 06/26/2029	3,400	3,491
7.500% due 10/14/2032	700	808
7.750% due 10/14/2052	950	1,155
Entergy Texas, Inc. 5.250% due 04/15/2035	1,480	1,521
Evergy Metro, Inc. 5.125% due 08/15/2035	3,500	3,538
Eversource Energy
4.450% due 12/15/2030	4,100	4,079
5.000% due 01/01/2027	400	404
5.450% due 03/01/2028	600	615
Florida Power & Light Co. 5.100% due 04/01/2033	500	519
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	2,100	2,055
Israel Electric Corp. Ltd. 3.750% due 02/22/2032	1,900	1,783
Massachusetts Electric Co. 1.729% due 11/24/2030	400	351
MidAmerican Energy Co.
4.250% due 07/15/2049	1,050	863
5.300% due 02/01/2055	600	571
5.350% due 01/15/2034	1,000	1,046
Narragansett Electric Co. 5.350% due 05/01/2034	1,300	1,343
National Grid PLC
5.418% due 01/11/2034	2,000	2,072
5.602% due 06/12/2028	400	413
NBN Co. Ltd.
2.625% due 05/05/2031	500	460
4.250% due 10/01/2029	1,900	1,903
5.750% due 10/06/2028	1,300	1,358
New York State Electric & Gas Corp. 5.050% due 08/15/2035	2,700	2,723
NextEra Energy Capital Holdings, Inc. 1.900% due 06/15/2028	100	95
NGPL PipeCo LLC 3.250% due 07/15/2031	300	276
Niagara Energy SAC 5.746% due 10/03/2034	2,900	2,960
Niagara Mohawk Power Corp.
2.759% due 01/10/2032	600	539
5.290% due 01/17/2034	500	509
NorthWestern Corp. 5.073% due 03/21/2030	3,000	3,080
NSTAR Electric Co. 4.850% due 03/01/2030	2,300	2,350
NYSEG Storm Funding LLC 4.713% due 05/01/2029	3,013	3,049
Oglethorpe Power Corp. 5.800% due 06/01/2054	2,200	2,159
Oncor Electric Delivery Co. LLC 5.350% due 04/01/2035	2,000	2,063
ONEOK, Inc.
4.400% due 10/15/2029	2,000	2,010
4.950% due 10/15/2032	3,900	3,919
5.050% due 11/01/2034	6,000	5,949
5.375% due 06/01/2029	50	52

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

5.650% due 11/01/2028	1,613	1,676
5.850% due 11/01/2064	1,600	1,503
6.050% due 09/01/2033	2,400	2,558
6.625% due 09/01/2053	3,500	3,669
Pacific Gas & Electric Co.
2.950% due 03/01/2026	200	200
3.300% due 12/01/2027	800	788
4.000% due 12/01/2046	1,100	828
5.050% due 10/15/2032	7,700	7,746
5.700% due 03/01/2035	2,000	2,057
5.800% due 05/15/2034	1,400	1,455
6.000% due 08/15/2035	6,500	6,836
6.100% due 01/15/2029	3,265	3,419
6.150% due 01/15/2033	400	425
6.400% due 06/15/2033	400	432
6.750% due 01/15/2053	1,400	1,497
6.950% due 03/15/2034	1,500	1,669
PacifiCorp
2.700% due 09/15/2030	100	92
5.800% due 01/15/2055	1,900	1,775
Piedmont Natural Gas Co., Inc. 5.100% due 02/15/2035	2,500	2,543
Pinnacle West Capital Corp.
4.550% (SOFRRATE + 0.820%) due 06/10/2026 ~	500	501
4.900% due 05/15/2028	2,300	2,343
Plains All American Pipeline LP/PAA Finance Corp.
4.700% due 01/15/2031	2,900	2,918
5.600% due 01/15/2036	3,000	3,036
5.700% due 09/15/2034	3,300	3,408
PPL Capital Funding, Inc. 5.250% due 09/01/2034	600	615
Public Service Co. of Colorado 5.350% due 05/15/2034	3,400	3,495
Puget Energy, Inc. 5.725% due 03/15/2035	5,700	5,866
Raizen Fuels Finance SA
5.700% due 01/17/2035	1,900	1,455
6.250% due 07/08/2032	1,000	841
6.700% due 02/25/2037	1,700	1,376
San Diego Gas & Electric Co.
5.400% due 04/15/2035	5,100	5,282
6.000% due 06/01/2026	3,000	3,022
Sempra 6.875% due 10/01/2054 •	1,000	1,032
Shell Finance U.S., Inc. 4.750% due 01/06/2036	5,000	4,995
Sierra Pacific Power Co.
5.900% due 03/15/2054	700	701
6.200% due 12/15/2055 •	900	892
Southern California Edison Co.
2.750% due 02/01/2032	300	268
2.850% due 08/01/2029	1,750	1,660
2.950% due 02/01/2051	300	183
4.650% due 10/01/2043	350	298
4.900% due 06/01/2026	300	300
5.450% due 03/01/2035	1,000	1,014
5.650% due 10/01/2028	2,100	2,176
Southern California Gas Co.
2.550% due 02/01/2030	1,900	1,792
2.600% due 06/15/2026	200	199
5.200% due 06/01/2033	400	414
Southern Co. Gas Capital Corp. 3.950% due 10/01/2046	500	393
Southwestern Public Service Co. 4.400% due 11/15/2048	460	385
Spire Missouri, Inc. 5.150% due 08/15/2034	500	514
Swepco Storm Recovery Funding LLC 4.880% due 09/01/2041	2,901	2,934
System Energy Resources, Inc. 5.300% due 12/15/2034	4,100	4,146
Trans-Allegheny Interstate Line Co. 5.000% due 01/15/2031	1,000	1,028
Verizon Communications, Inc.
3.000% due 11/20/2060	400	234
4.780% due 02/15/2035	302	297
5.000% due 01/15/2036	3,400	3,372
5.401% due 07/02/2037	2,514	2,542
Virginia Electric & Power Co.
4.900% due 09/15/2035	3,000	2,987
5.050% due 08/15/2034	200	203
Virginia Power Fuel Securitization LLC 4.877% due 05/01/2033	1,800	1,842
Vistra Operations Co. LLC
4.600% due 10/15/2030	1,800	1,802
6.000% due 04/15/2034	900	949

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

6.950% due 10/15/2033		2,700	3,017
WEC Energy Group, Inc.
4.750% due 01/09/2026		300	300
5.600% due 09/12/2026		376	380
Wintershall Dea Finance BV 1.823% due 09/25/2031	EUR	1,000	1,042
Wisconsin Electric Power Co. 4.150% due 10/15/2030		$1,200	1,200
Xcel Energy, Inc.
4.750% due 03/21/2028		800	811
5.500% due 03/15/2034		300	310
5.600% due 04/15/2035		5,000	5,182

			295,928

Total Corporate Bonds & Notes (Cost $2,188,749)			2,241,698

MUNICIPAL BONDS & NOTES 0.2%
ARIZONA 0.2%
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029		4,500	4,723

LOUISIANA 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023 5.048% due 12/01/2034		400	414

TEXAS 0.0%
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023 5.102% due 04/01/2035		335	344

Total Municipal Bonds & Notes (Cost $5,235)			5,481

U.S. GOVERNMENT AGENCIES 6.9%
Federal Home Loan Mortgage Corp.
5.500% due 02/01/2053 - 05/01/2053		664	676
6.000% due 04/01/2053		1,074	1,108
Federal Home Loan Mortgage Corp. REMICS 5.074% due 02/25/2055 •		899	902
Federal National Mortgage Association
5.500% due 11/01/2052 - 06/01/2053		2,466	2,508
6.000% due 03/01/2053		327	337
6.500% due 10/01/2053		1,288	1,340
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2056		69,200	65,604
4.500% due 01/01/2056 - 02/01/2056		82,000	80,051
6.000% due 02/01/2056 - 03/01/2056		67,300	69,074

Total U.S. Government Agencies (Cost $220,757)			221,600

U.S. TREASURY OBLIGATIONS 18.6%
U.S. Treasury Bonds
3.000% due 02/15/2048		7,300	5,435
3.000% due 08/15/2048		17,000	12,592
3.125% due 05/15/2048		8,500	6,458
3.750% due 08/15/2041		68,600	61,847
4.125% due 08/15/2044		136,510	125,328
4.250% due 08/15/2054		57,600	52,095
4.375% due 08/15/2043		13,330	12,737
4.500% due 11/15/2054		12,700	11,983
4.625% due 11/15/2044		10,800	10,587
4.625% due 02/15/2055		41,100	39,600
4.625% due 11/15/2055		28,700	27,655
4.750% due 11/15/2043		5,100	5,102
4.750% due 11/15/2053		1,234	1,212
4.750% due 08/15/2055		36,100	35,502
4.875% due 08/15/2045		3,104	3,135
U.S. Treasury Inflation Protected Securities (e)
1.250% due 04/15/2028 (l)		1,954	1,946
1.750% due 01/15/2034 (l)		19,808	19,703
1.875% due 07/15/2034		415	417
2.125% due 04/15/2029 (l)		34,739	35,480
U.S. Treasury Notes
4.125% due 05/31/2032 (l)(n)		14,100	14,288
4.250% due 08/15/2035		113,012	113,842
U.S. Treasury STRIPS
0.000% due 02/15/2042 (a)		3,900	1,768
0.000% due 05/15/2042 (a)		6,100	2,723

Total U.S. Treasury Obligations (Cost $615,107)			601,435

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
ATLX Trust 3.850% due 04/25/2063 þ		903	883

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

Chase Home Lending Mortgage Trust 3.250% due 08/25/2064 ~		6,243	5,579
Cross Mortgage Trust 5.549% due 12/25/2069 ~		853	860
Ellington Financial Mortgage Trust 5.726% due 01/25/2060 þ		436	441
JP Morgan Seasoned Mortgage Trust 4.377% due 01/25/2063 ~		897	864
Morgan Stanley Residential Mortgage Loan Trust 4.000% due 06/25/2064 þ		878	861
OBX Trust
5.110% due 08/25/2062 þ		687	687
5.597% due 11/25/2064 þ		17,004	17,168
PRET Trust
4.000% due 08/25/2064 þ		928	908
4.000% due 07/25/2069 þ		916	898
PRPM LLC
3.750% due 04/25/2055 þ		939	919
4.000% due 11/25/2054 þ		874	859
PRPM Trust
5.674% due 12/26/2069 þ		775	781
5.802% due 11/25/2069 þ		758	765
Santander Mortgage Asset Receivable Trust 5.545% due 01/25/2065 þ		866	873
Towd Point Mortgage Trust
4.606% due 10/25/2064 ~		2,452	2,462
5.725% due 11/25/2064 þ		1,069	1,079

Total Non-Agency Mortgage-Backed Securities (Cost $36,603)			36,887

ASSET-BACKED SECURITIES 5.2%
AUTOMOBILE SEQUENTIAL 0.2%
BMW Vehicle Lease Trust
4.430% due 06/26/2028		2,000	2,018
4.980% due 03/25/2027		551	553
Chase Auto Owner Trust 5.680% due 01/25/2029		1,784	1,803
CPS Auto Receivables Trust 4.910% due 06/15/2028		216	216
Ford Auto Securitization Trust 5.053% due 07/15/2028	CAD	373	275
Ford Credit Auto Lease Trust 4.720% due 06/15/2028		$1,000	1,009
GM Financial Consumer Automobile Receivables Trust 4.470% due 02/16/2028		199	199
Lendbuzz Securitization Trust 5.100% due 10/15/2030		386	386

			6,459

CMBS OTHER 0.0%
AREIT Trust 5.847% due 08/17/2041 •		548	548

OTHER ABS 5.0%
37 Capital CLO 4 Ltd. 4.995% due 04/15/2035 •		1,000	1,000
522 Funding CLO Ltd. 5.060% due 10/23/2034 •		500	500
AGL CLO 14 Ltd. 5.000% due 12/02/2034 •		1,200	1,200
AMMC CLO 24 Ltd. 5.084% due 01/20/2035 •		1,000	1,000
AMMC CLO 27 Ltd. 4.964% due 01/20/2037 •		1,500	1,500
Anchorage Capital CLO 20 Ltd. 4.984% due 01/20/2035 •		1,000	1,000
Anchorage Capital CLO 21 Ltd. 4.934% due 10/20/2034 •		1,100	1,099
Anchorage Credit Funding 9 Ltd. 3.793% due 10/25/2037		777	770
Apex Credit CLO Ltd. 5.684% due 04/20/2036 •		1,950	1,961
Apidos CLO XI 5.122% due 04/17/2034 •		1,350	1,352
ARES European CLO XIV DAC 3.040% due 10/21/2034 •	EUR	514	605
ARES LX CLO Ltd. 5.064% due 07/18/2034 •		$500	500
ARES LXII CLO Ltd. 4.928% due 01/25/2034 •		2,200	2,200
ARES LXV CLO Ltd. 4.978% due 07/25/2034 •		1,000	1,000

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

ARES XLIV CLO Ltd. 5.035% due 04/15/2034 •		2,400	2,401
ARES XXVII CLO Ltd. 5.009% due 10/28/2034 •		1,600	1,601
Atlantic Avenue Ltd. 5.144% due 01/20/2035 •		1,550	1,552
Atlas Senior Loan Fund XVI Ltd. 5.019% due 01/20/2034 •		1,400	1,400
Atlas Senior Loan Fund XVII Ltd. 4.944% due 10/20/2034 •		1,000	998
Atlas Senior Loan Fund XVIII Ltd. 4.994% due 01/18/2035 •		1,200	1,200
Avoca Static CLO I DAC 2.996% due 01/15/2035 •	EUR	723	849
Bain Capital Credit CLO Ltd.
4.850% due 04/23/2035 •		$2,100	2,099
4.900% due 10/21/2034 •		1,000	999
4.925% due 07/24/2034 •		1,000	998
4.960% due 10/21/2034 •		1,000	1,000
5.007% due 04/22/2035 •		2,000	2,000
5.010% due 10/23/2034 •		1,000	1,000
5.042% due 07/17/2035 •		1,200	1,201
Benefit Street Partners CLO XXII Ltd. 5.034% due 04/20/2035 •		1,300	1,300
BlueMountain CLO XXXIV Ltd. 5.034% due 04/20/2035 •		2,100	2,101
Canyon Capital CLO Ltd. 4.915% due 10/15/2034 •		1,000	999
Canyon CLO Ltd.
4.985% due 07/15/2034 •		1,000	999
5.005% due 10/15/2034 •		800	800
Carlyle Global Market Strategies CLO Ltd. 4.974% due 07/20/2034 •		3,600	3,602
Carlyle U.S. CLO Ltd.
4.938% due 01/25/2035 •		600	600
4.994% due 10/20/2034 •		500	500
CarVal CLO III Ltd. 4.874% due 07/20/2032 •		929	929
Cedar Funding VI CLO Ltd. 4.974% due 04/20/2034 •		1,400	1,400
CQS U.S. CLO Ltd. 5.084% due 01/20/2035 •		1,000	1,001
Crown Point CLO 7 Ltd. 5.114% due 10/20/2031 •		2,910	2,912
Diamond Infrastructure Funding LLC 1.760% due 04/15/2049		1,000	972
Dryden 86 CLO Ltd. 5.012% due 07/17/2034 •		500	500
Dryden 95 CLO Ltd. 4.929% due 08/20/2034 •		1,900	1,899
Elevation CLO Ltd. 4.988% due 07/25/2034 •		1,000	999
Elmwood CLO 15 Ltd. 5.007% due 04/22/2035 •		600	600
Flatiron CLO 19 Ltd. 5.032% due 11/16/2034 •		713	713
Fortress Credit BSL VII Ltd. 4.950% due 07/23/2032 •		319	319
Fortress Credit BSL X Ltd. 5.014% due 04/20/2033 •		800	801
Golub Capital Partners CLO 50B-R Ltd. 4.994% due 04/20/2035 •		1,700	1,700
Greywolf CLO IV Ltd. 5.122% due 04/17/2034 •		1,200	1,201
Grosvenor Place CLO DAC 3.249% due 01/15/2039 •	EUR	1,900	2,235
Guggenheim CLO Ltd. 5.055% due 01/15/2035 •		$1,500	1,498
Hayfin Emerald CLO V DAC 3.274% due 11/17/2037 •	EUR	2,100	2,465
ICG U.S. CLO Ltd.
4.884% due 01/16/2033 •		$472	472
5.034% due 10/20/2034 •		1,200	1,201
Indigo Credit Management II DAC 3.209% due 07/15/2038 •	EUR	2,200	2,587
Invesco CLO Ltd. 5.034% due 07/20/2035 •		$1,500	1,500
Jamestown CLO XVI Ltd. 4.978% due 07/25/2034 •		1,100	1,100
KKR CLO 16 Ltd. 4.988% due 10/20/2034 •		5,700	5,702
KKR CLO 27 Ltd. 5.015% due 01/15/2035 •		1,100	1,100
KKR CLO 33 Ltd. 4.993% due 07/20/2034 •		600	600

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

KKR CLO 36 Ltd. 5.055% due 10/15/2034 •		2,020	2,021
KKR CLO 42 Ltd. 5.034% due 07/20/2034 •		1,800	1,801
LCM 34 Ltd. 5.064% due 10/20/2034 •		250	250
LCM 35 Ltd. 4.985% due 10/15/2034 •		1,000	1,000
LCM 36 Ltd. 4.975% due 01/15/2034 •		1,000	999
Madison Park Funding XLIX Ltd. 4.934% due 10/19/2034 •		1,200	1,200
Madison Park Funding XLVI Ltd. 4.905% due 10/15/2034 •		2,100	2,099
Marble Point CLO XXII Ltd. 5.078% due 07/25/2034 •		1,600	1,602
Mountain View CLO XIV Ltd. 6.813% due 10/15/2034 •		1,100	1,100
Navesink CLO 2 Ltd.
0.000% due 01/15/2036 •(b)		1,900	1,900
5.175% due 04/15/2036 •		2,000	2,000
Neuberger Berman Loan Advisers CLO 43 Ltd. 4.932% due 07/17/2036 •		1,000	1,000
Neuberger Berman Loan Advisers CLO 45 Ltd. 4.972% due 10/14/2036 •		1,100	1,100
Northwoods Capital 25 Ltd. 5.004% due 07/20/2034 •		1,500	1,498
Ocean Trails CLO XI 4.914% due 07/20/2034 •		1,300	1,297
Octagon Investment Partners 40 Ltd. 4.924% due 01/20/2035 •		1,700	1,700
OFSI BSL X Ltd. 5.154% due 04/20/2034 •		1,000	1,001
Oportun Funding Trust 4.960% due 08/16/2032		146	147
Oportun Issuance Trust 5.010% due 02/08/2033		500	500
Pagaya AI Debt Grantor Trust
4.961% due 10/15/2032		302	303
5.156% due 07/15/2032		336	339
Parallel Ltd. 5.015% due 07/15/2034 •		1,100	1,098
Park Avenue Institutional Advisers CLO Ltd. 4.994% due 01/20/2034 •		800	801
Post CLO Ltd. 4.985% due 10/15/2034 •		2,000	2,000
PPM CLO 3 Ltd. 5.002% due 07/17/2034 •		1,700	1,700
PPM CLO 5 Ltd. 4.998% due 10/18/2034 •		1,600	1,600
Riserva CLO Ltd. 4.934% due 01/18/2034 •		2,000	2,000
Rockford Tower CLO Ltd.
5.014% due 07/20/2034 •		500	500
5.084% due 07/20/2035 •		1,300	1,301
Romark CLO - IV Ltd. 5.067% due 07/10/2034 •		1,300	1,301
Romark CLO V Ltd. 5.095% due 01/15/2035 •		1,600	1,601
Sculptor CLO XXVII Ltd. 4.944% due 07/20/2034 •		1,000	1,000
Shackleton CLO Ltd. 5.084% due 07/20/2034 •		1,200	1,201
Silver Rock CLO II Ltd. 4.924% due 01/20/2035 •		1,000	1,000
Symphony CLO 36 Ltd. 0.000% due 01/20/2036 •(b)		2,800	2,800
Symphony CLO XXIV Ltd. 5.261% due 10/23/2035 •		900	900
Symphony CLO XXIX Ltd. 5.433% due 10/15/2035 •		1,400	1,400
Symphony CLO XXV Ltd. 4.874% due 04/19/2034 •		1,900	1,900
Symphony CLO XXXII Ltd. 5.419% due 10/23/2035		1,700	1,700
Tesla Sustainable Energy Trust 5.080% due 06/21/2050		396	398
Thayer Park CLO Ltd. 4.868% due 04/20/2034 •		800	800
THL Credit Wind River CLO Ltd. 5.105% due 04/15/2035 •		2,600	2,602
Tikehau CLO IX DAC 3.224% due 01/20/2037 •	EUR	2,000	2,352
Tralee CLO V Ltd. 4.964% due 10/20/2034 •		$1,000	1,000

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

Trinitas CLO VI Ltd. 4.968% due 01/25/2034 •		1,500	1,501
Trinitas CLO VII Ltd. 4.918% due 01/25/2035 •		1,000	1,000
Trinitas CLO XIX Ltd. 4.994% due 10/20/2033 •		1,025	1,027
Trinitas CLO XVII Ltd. 5.034% due 10/20/2034 •		2,200	2,201
Trinitas CLO XX Ltd. 4.924% due 07/20/2035 •		1,000	998
Trysail CLO Ltd. 5.123% due 10/20/2033 •		2,000	2,002
Venture 44 CLO Ltd. 5.024% due 10/20/2034 •		1,000	1,000
Vibrant CLO XII Ltd. 5.034% due 04/20/2034 •		1,400	1,400
Voya CLO Ltd. 4.944% due 04/20/2034 •		2,500	2,500
Wellfleet CLO Ltd.
5.055% due 07/15/2034 •		1,000	1,000
5.064% due 04/20/2034 •		800	801
Whetstone Park CLO Ltd. 4.954% due 01/20/2035 •		2,700	2,700
Wind River CLO Ltd.
4.965% due 10/15/2034 •		995	992
4.994% due 07/20/2034 •		1,600	1,601

			160,827

Total Asset-Backed Securities (Cost $166,785)			167,834

SOVEREIGN ISSUES 1.5%
Bank Gospodarstwa Krajowego 5.750% due 07/09/2034		1,500	1,581
Canada Government Bonds 3.000% due 06/01/2034	CAD	2,500	1,780
Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		$300	302
5.875% due 04/30/2029		3,000	3,166
Chile Government International Bonds 3.750% due 01/14/2032	EUR	3,000	3,588
Israel Government International Bonds
5.375% due 03/12/2029		$3,200	3,298
5.375% due 02/19/2030		7,700	7,974
5.625% due 02/19/2035		600	627
Mexico Government International Bonds
4.490% due 05/25/2032	EUR	500	600
5.850% due 07/02/2032		$2,200	2,263
6.000% due 05/13/2030		2,600	2,729
6.000% due 05/07/2036		1,400	1,422
6.400% due 05/07/2054		1,200	1,157
6.625% due 01/29/2038		2,100	2,197
Mexico Udibonos 4.000% due 08/24/2034 (e)	MXN	9	1
Panama Government International Bonds 7.500% due 03/01/2031		$3,800	4,222
Peru Government International Bonds
5.375% due 02/08/2035		1,800	1,843
6.900% due 08/12/2037	PEN	2,500	779
Province of British Columbia 4.750% due 06/12/2034		$500	513
Republic of Poland Government International Bonds 5.125% due 09/18/2034		2,300	2,361
Saudi Government International Bonds
3.375% due 03/05/2032	EUR	4,200	4,963
5.125% due 01/13/2028		$1,100	1,124
5.375% due 01/13/2031		900	944

Total Sovereign Issues (Cost $46,490)			49,434

		SHARES
PREFERRED SECURITIES 1.4%
BANKING & FINANCE 1.4%
Bank of America Corp. 6.625% due 05/01/2030 (f)		6,300,000	6,565
Citigroup, Inc.
6.750% due 02/15/2030 (f)		1,500,000	1,523
6.875% due 12/31/2099		1,500,000	1,535
6.950% due 02/15/2030 (f)		5,400,000	5,565
7.000% due 08/15/2034 (f)		900,000	948
7.125% due 08/15/2029 (f)		3,200,000	3,302

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

CoBank ACB
7.125% due 01/01/2030 (f)	3,900,000	4,050
7.250% due 07/01/2029 (f)	1,800,000	1,856
Farm Credit Bank of Texas 7.000% due 09/15/2030 (f)	6,200,000	6,396
Goldman Sachs Group, Inc.
6.125% due 11/10/2034 (f)	3,200,000	3,261
7.500% due 05/10/2029 (f)	2,300,000	2,436
JPMorgan Chase & Co. 6.500% due 04/01/2030 (f)	5,600,000	5,816
Wells Fargo & Co. 6.850% due 09/15/2029 (f)	2,400,000	2,511

Total Preferred Securities (Cost $44,200)		45,764

SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (h)	206,272	206

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.0%
3.661% due 03/31/2026 - 04/07/2026 (c)(d)(n)	820	813

Total Short-Term Instruments (Cost $1,018)		1,019

Total Investments in Securities (Cost $3,333,944)		3,380,152

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	710,738	6,923

Total Short-Term Instruments (Cost $6,923)		6,923

Total Investments in Affiliates (Cost $6,923)		6,923

Total Investments 104.7% (Cost $3,340,867)		$3,387,075
Financial Derivative Instruments (k)(m) 0.0%(Cost or Premiums, net $29,471)		1,526
Other Assets and Liabilities, net (4.7)%		(153,987)

Net Assets 100.0%		$3,234,614

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	Coupon represents a 7-Day Yield.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Pharmaceutical, Inc.	5.550%	07/01/2033	01/16/2025	$3,455	$3,591	0.11%
Deloitte LLP	5.590	01/30/2035	10/30/2024	2,800	2,851	0.09
National Football League	5.480	10/05/2028	03/14/2024	4,000	4,092	0.12
VB DPR Finance Co.	6.833	03/15/2035	01/31/2025	6,300	6,768	0.21

$16,555	$17,302	0.53%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	3.200%	12/12/2025	01/30/2026	$(6,760)	$(6,773)
3.250	12/12/2025	TBD(2)	(1,452)	(1,455)
3.650	12/12/2025	TBD(2)	(5,059)	(5,070)
MYI	2.750	12/12/2025	TBD(2)	(669)	(670)

Total Reverse Repurchase Agreements	$(13,968)

(j)	Securities with an aggregate market value of $14,864 and cash of $193 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(586,894) at a weighted average interest rate of 4.399%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note February Futures	$111.500	01/23/2026	187	$187	$(31)	$(29)
Put - CBOE U.S. Treasury 10-Year Note February Futures	112.000	01/23/2026	72	72	(12)	(23)
Call - CBOE U.S. Treasury 10-Year Note February Futures	113.500	01/23/2026	259	259	(50)	(20)
Put - EUREX Euro-Bund January 2026 Futures	EUR	127.500	01/23/2026	19	19	(10)	(14)

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

Call - EUREX Euro-Bund January 2026 Futures	130.500	01/23/2026	19	19	(10)	(1)

Total Written Options	$(113)	$(87)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2026	15	$2,048	$(15)	$0	$(1)
U.S. Treasury 2-Year Note March Futures	03/2026	550	114,834	103	0	(39)
U.S. Treasury 5-Year Note March Futures	03/2026	3,119	340,921	174	0	(365)
U.S. Treasury 10-Year Note March Futures	03/2026	941	105,804	(176)	0	(191)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	815	96,170	(440)	0	(306)

$(354)	$0	$(902)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2026	123	$(18,440)	$254	$33	$0
Euro-Schatz March Futures	03/2026	40	(5,020)	7	1	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	541	(62,223)	(1)	101	0

$260	$135	$0

Total Futures Contracts	$(94)	$135	$(902)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2028	0.648%	$1,300	$161	$1	$162	$0	$0
AES Corp.	5.000	Quarterly	06/20/2030	0.951	4,200	722	(20)	702	0	(1)
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.197	200	(1)	4	3	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.414	2,800	(7)	47	40	0	(1)
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.299	1,200	14	(5)	9	0	0
Boeing Co.	1.000	Quarterly	12/20/2030	0.651	1,300	22	(1)	21	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.093	2,000	223	(2)	221	1	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.528	2,100	298	(72)	226	0	(1)
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.252	6,900	43	(17)	26	1	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.226	11,300	62	(17)	45	1	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.367	2,600	58	(96)	(38)	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.455	EUR	1,000	8	8	16	0	0

$1,603	$(170)	$1,433	$3	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-44 5-Year Index	1.000%	Quarterly	06/20/2030	$191,900	$2,469	$1,893	$4,362	$2	$0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	977,900	21,939	503	22,442	11	0
iTraxx Main 44 5-Year Index	1.000	Quarterly	12/20/2030	EUR	11,950	304	25	329	4	0

$24,712	$2,421	$27,133	$17	$0

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029	$43,800	$(815)	$237	$(578)	$57	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	3,500	(7)	(38)	(45)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	66,450	982	(140)	842	99	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	54,616	(54)	(491)	(545)	98	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	64,220	(287)	181	(106)	142	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	2,100	(7)	(7)	(14)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	2,200	(8)	(11)	(19)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	2,500	(7)	(32)	(39)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	4,300	(13)	(37)	(50)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	2,200	(6)	(11)	(17)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	9,900	404	752	1,156	32	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031	EUR	1,780	8	(19)	(11)	0	(1)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034	CAD	2,300	5	1	6	2	0

$195	$385	$580	$465	$(1)

Total Swap Agreements	$26,510	$2,636	$29,146	$485	$(4)

(l)

Securities with an aggregate market value of $47,097 and cash of $10,189 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)	Unsettled variation margin asset of $19 for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2026	AUD	2,180	$1,436	$0	$(19)
01/2026	$1,605	AUD	2,426	14	0
BSH	01/2026	677	JPY	105,345	0	(4)
02/2026	PEN	3,017	$863	0	(33)
CBK	01/2026	AUD	6,187	4,106	0	(23)
01/2026	EUR	241	281	0	(3)
01/2026	$17,812	INR	1,586,201	0	(206)
01/2026	1,437	NZD	2,495	0	0
CIB	01/2026	EUR	9,253	$10,777	0	(102)
FAR	01/2026	AUD	8,001	5,220	0	(120)
01/2026	CHF	12	15	0	0
01/2026	CNH	6,804	967	0	(10)
01/2026	GBP	2,432	3,194	0	(84)
01/2026	$8,758	MXN	162,456	243	0
01/2026	3,133	NZD	5,468	16	0
JPM	01/2026	AUD	603	$399	0	(4)
01/2026	CNH	28,323	4,022	0	(42)
01/2026	MXN	561	30	0	(1)
01/2026	$2,322	INR	206,770	0	(27)

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

MBC	01/2026	CAD	18,792	$13,352	0	(347)
01/2026	EUR	33,089	38,404	0	(498)
01/2026	$6,845	EUR	5,804	0	(21)
01/2026	29	JPY	4,515	0	0
01/2026	4,515	NZD	7,800	0	(23)
02/2026	0	MXN	3	0	0
MYI	01/2026	EUR	5,381	$6,315	0	(12)
SCX	01/2026	CNH	13,566	1,925	0	(21)
01/2026	$526	JPY	81,719	0	(3)
03/2026	PEN	797	$236	0	0

Total Forward Foreign Currency Contracts	$273	$(1,603)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,415.000	02/19/2026	5,321	$36	$30
Put - OTC USD versus KRW	1,413.000	02/27/2026	10,221	69	62
BRC	Put - OTC USD versus KRW	1,412.000	02/24/2026	3,505	24	20

Total Purchased Options	$129	$112

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,375.000	02/19/2026	5,321	$(12)	$(8)
Put - OTC USD versus KRW	1,375.000	02/27/2026	10,221	(24)	(19)
BRC	Put - OTC USD versus KRW	1,372.000	02/24/2026	3,505	(8)	(5)

$(44)	$(32)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580%	01/05/2026	4,200	$(10)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	4,200	(10)	(1)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	4,200	(10)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	4,200	(11)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	4,300	(10)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	4,300	(10)	(2)

$(61)	$(5)

Total Written Options	$(105)	$(37)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	15,462	$3,050	$85	$3,135	$0

Total Swap Agreements	$3,050	$85	$3,135	$0

(n)

Securities with an aggregate market value of $1,134 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	December 31, 2025 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$9,000	$9,000
Corporate Bonds & Notes
Banking & Finance	0	947,135	9,619	956,754
Industrials	0	981,333	7,683	989,016
Utilities	0	295,928	0	295,928
Municipal Bonds & Notes
Arizona	0	4,723	0	4,723
Louisiana	0	414	0	414
Texas	0	344	0	344
U.S. Government Agencies	0	221,600	0	221,600
U.S. Treasury Obligations	0	601,435	0	601,435
Non-Agency Mortgage-Backed Securities	0	36,887	0	36,887
Asset-Backed Securities
Automobile Sequential	0	6,459	0	6,459
CMBS Other	0	548	0	548
Other ABS	0	160,827	0	160,827
Sovereign Issues	0	49,434	0	49,434
Preferred Securities
Banking & Finance	0	45,764	0	45,764
Short-Term Instruments
Mutual Funds	0	206	0	206
U.S. Treasury Bills	0	813	0	813

	$0	$3,353,850	$26,302	$3,380,152
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,923	$0	$0	$6,923

Total Investments	$6,923	$3,353,850	$26,302	$3,387,075

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	34	586	0	620
Over the counter	0	3,520	0	3,520

	$34	$4,106	$0	$4,140
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(16)	(977)	0	(993)
Over the counter	0	(1,640)	0	(1,640)

	$(16)	$(2,617)	$0	$(2,633)

Total Financial Derivative Instruments	$18	$1,489	$0	$1,507

Totals	$6,941	$3,355,339	$26,302	$3,388,582

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Consolidated Schedule of Investments PAPS_PIMCO Sector Fund Series -AM	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 177.2% ¤
U.S. GOVERNMENT AGENCIES 164.4%
Federal Home Loan Mortgage Corp.
5.000% due 11/01/2053	$4,011	$4,016
5.500% due 04/01/2054 - 07/01/2054	2,972	3,036
6.000% due 05/01/2054 - 04/01/2055	3,755	3,923
6.500% due 09/01/2053 - 08/01/2055	576	607
Federal Home Loan Mortgage Corp. REMICS
3.000% due 10/25/2049 (a)	2,625	352
4.824% due 08/25/2054 •	730	733
Federal Home Loan Mortgage Corp. STRIPS 2.500% due 04/25/2052 (a)	3,244	468
Federal National Mortgage Association
4.000% due 04/01/2043 - 08/01/2051	1,506	1,462
4.300% due 12/01/2029 - 12/01/2032	1,401	1,401
4.740% due 04/01/2030	245	248
4.880% due 06/01/2028	500	511
5.140% due 02/01/2035	500	520
6.000% due 09/01/2054 - 04/01/2055	2,809	2,900
6.500% due 11/01/2053 - 07/01/2054	197	208
7.000% due 03/01/2045	454	478
Federal National Mortgage Association Interest STRIPS 2.000% due 04/25/2052 (a)	931	119
Federal National Mortgage Association REMICS
3.000% due 10/25/2051 (a)	1,884	331
4.500% due 05/25/2049 (a)	480	94
4.539% due 09/25/2041 •	1,161	1,157
5.124% due 05/25/2054 •	3,393	3,410
5.224% due 01/25/2055 •	2,806	2,826
5.324% due 06/25/2054 •	2,242	2,262
5.574% due 05/25/2055 •	515	520
Government National Mortgage Association
3.500% due 11/20/2055	1,498	1,364
4.500% due 07/15/2049 - 07/20/2054	704	688
5.000% due 03/20/2053	2,818	2,835
5.500% due 03/20/2036 - 05/20/2036	2,000	2,059
Government National Mortgage Association REMICS
4.724% due 03/20/2070 •	335	335
4.818% due 08/20/2072 •	2,570	2,585
4.968% due 08/20/2053 •	1,527	1,532
5.099% due 01/20/2068 •	347	348
5.418% due 07/20/2071 •	914	937
Government National Mortgage Association, TBA
2.000% due 02/01/2056	500	414
2.500% due 02/01/2056	3,000	2,588
3.000% due 01/01/2056	4,000	3,595
3.500% due 02/01/2056	5,365	4,883
4.000% due 02/01/2056	1,500	1,417
5.000% due 01/01/2056	1,400	1,397
6.500% due 02/01/2056	2,000	2,065
Uniform Mortgage-Backed Security, TBA
2.000% due 01/01/2041 - 02/01/2056	9,300	7,659
2.500% due 01/01/2041 - 02/01/2056	3,200	2,756
3.000% due 02/01/2056	6,800	6,011
3.500% due 01/01/2041 - 02/01/2056	2,400	2,287
4.500% due 02/01/2056	1,100	1,073
5.000% due 02/01/2056	2,000	1,993
6.000% due 02/01/2056	4,300	4,413
6.500% due 02/01/2056	1,900	1,975

Total U.S. Government Agencies (Cost $88,236)		88,791

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.2%
ACRA Trust 5.608% due 10/25/2064 þ	1,590	1,598
Citigroup Mortgage Loan Trust, Inc. 5.224% due 07/25/2054 •	1,673	1,682
MFA Trust 4.250% due 02/25/2066 ~	1,693	1,630

Consolidated Schedule of Investments PAPS_PIMCO Sector Fund Series -AM (Cont.)	December 31, 2025 (Unaudited)

NYMT Loan Trust 5.379% due 06/25/2069 ~	1,685	1,697

Total Non-Agency Mortgage-Backed Securities (Cost $6,552)		6,607

	SHARES
SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (b)	334,748	334

Total Short-Term Instruments (Cost $335)		334

Total Investments in Securities (Cost $95,123)		95,732

INVESTMENTS IN AFFILIATES 4.3%
SHORT-TERM INSTRUMENTS 4.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio III	238,861	2,327

Total Short-Term Instruments (Cost $2,326)		2,327

Total Investments in Affiliates (Cost $2,326)		2,327

Total Investments 181.5% (Cost $97,449)		$98,059
Financial Derivative Instruments (c)(d) 1.5%(Cost or Premiums, net $1,003)		822
Other Assets and Liabilities, net (83.0)%		(44,852)

Net Assets 100.0%		$54,029

Consolidated Schedule of Investments PAPS_PIMCO Sector Fund Series -AM (Cont.)	December 31, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.8)%
Government National Mortgage Association, TBA						4.500%	01/01/2056	$100	$(97)	$(97)
Uniform Mortgage-Backed Security, TBA						4.000	02/01/2056	700	(665)	(664)
Uniform Mortgage-Backed Security, TBA						5.500	02/01/2056	1,800	(1,813)	(1,820)

Total Short Sales (4.8)%									$(2,575)	$(2,581)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(8,040) at a weighted average interest rate of 4.470%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Ultra Treasury 10-Year Note March Futures				03/2026	6	$690	$(2)		$0	$(1)
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 5-Year Note March Futures				03/2026	38	$(4,154)	$6		$4	$0
U.S. Treasury 10-Year Note March Futures				03/2026	72	(8,096)	55		15	0

							$61		$19	$0

Total Futures Contracts							$59		$19	$(1)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029	$3,500	$11	$(25)	$(14)	$3	$(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.410	Annual	10/16/2032	1,000	(5)	17	12	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	900	(20)	12	(8)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	4,100	36	(32)	4	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	600	39	(11)	28	1	0

Consolidated Schedule of Investments PAPS_PIMCO Sector Fund Series -AM (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	900	30	12	42	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	1,600	(13)	19	6	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	200	(2)	25	23	1	0

Total Swap Agreements	$76	$17	$93	$15	$(11)

Cash of $376 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.194%	03/04/2026	1,600	$5	$2
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	03/30/2026	11,600	3	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.906	03/04/2026	1,600	18	9
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.265	05/01/2035	200	18	13
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.265	05/01/2035	200	18	18
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470	06/04/2035	100	9	7
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	100	9	9
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/25/2035	1,000	89	70
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.400	06/25/2035	500	45	44
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.640	07/23/2035	600	54	46
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.640	07/23/2035	300	27	25
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	200	17	14
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	200	17	17
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.623	08/20/2035	4,500	390	342
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	200	17	16
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	200	17	16
FAR	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	04/03/2026	3,900	13	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.310	04/24/2035	200	18	13
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.310	04/24/2035	200	18	18
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.430	05/16/2035	200	18	14
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.430	05/16/2035	200	18	17
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.285	05/07/2035	200	18	13
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.285	05/07/2035	200	18	18
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	200	17	16
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	200	17	16
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	200	18	14
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	200	18	17

$944	$804

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056	$98.922	02/05/2026	500	$1	$0

Consolidated Schedule of Investments PAPS_PIMCO Sector Fund Series -AM (Cont.)	December 31, 2025 (Unaudited)

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056	98.906	02/05/2026	500	0	0

$1	$0

Total Purchased Options	$945	$804

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.200%	03/30/2026	500	$(3)	$(1)
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.180	02/05/2026	300	(1)	0

$(4)	$(1)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	$95.227	01/07/2026	200	$(1)	$0
Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	97.375	01/07/2026	2,000	(5)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2056	93.781	02/05/2026	500	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056	102.133	03/05/2026	500	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056	102.141	03/05/2026	1,000	(3)	(1)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2056	102.297	02/05/2026	500	(1)	0
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	95.250	01/07/2026	300	(2)	0

$(14)	$(3)

Total Written Options	$(18)	$(4)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
U.S. Government Agencies	$0	$88,791	$0	$88,791
Non-Agency Mortgage-Backed Securities	0	6,607	0	6,607
Short-Term Instruments
Mutual Funds	0	334	0	334

$0	$95,732	$0	$95,732
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,327	$0	$0	$2,327

Total Investments	$2,327	$95,732	$0	$98,059

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,581)	$0	$(2,581)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	34	0	34
Over the counter	0	804	0	804

$0	$838	$0	$838
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(12)	0	(12)
Over the counter	0	(4)	0	(4)

$0	$(16)	$0	$(16)

Total Financial Derivative Instruments	$0	$822	$0	$822

Totals	$2,326	$93,974	$0	$96,300

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – H	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 82.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.2%
American Axle & Manufacturing, Inc. TBD% due 02/24/2032	$225	$226
Aspire Bakeries Holdings LLC 7.221% (TSFR1M + 3.500%) due 12/23/2030 ~	99	100
Clearwater Analytics LLC 6.210% - 8.272% (TSFR6M + 2.000%) due 04/21/2032 ~	100	100
Clover Holdings 2 LLC
TBD% - 10.448% due 12/10/2029 ~µ	20	20
7.522% (TSFR1M + 3.750%) due 12/09/2031 ~	199	199
Cotiviti Corp.
6.623% - 7.716% (TSFR1M + 2.750%) due 05/01/2031 ~	74	71
6.623% - 7.716% (TSFR1M + 2.750%) due 03/26/2032 ~	50	48
Cyberswift U.S. Finco LLC 7.905% (TSFR3M + 4.000%) due 10/08/2032 ~	100	100
Finastra USA, Inc. 7.723% (TSFR3M + 4.000%) due 09/15/2032 ~	100	98
Fortress Intermediate 3, Inc. 6.784% - 7.566% (TSFR1M + 3.000%) due 06/27/2031 ~	99	99
Froneri Lux FinCo SARL 6.122% - 8.639% (TSFR6M + 2.250%) due 09/30/2032 ~	100	100
GFL Environmental, Inc. 6.273% - 8.172% (TSFR3M + 2.500%) due 03/03/2032 ~	125	125
INEOS Quattro Holdings U.K. Ltd. 8.066% (TSFR1M + 4.250%) due 04/02/2029 ~	4	3
INEOS U.S. Finance LLC 6.966% - 7.384% (TSFR1M + 3.250%) due 02/18/2030 ~	149	122
Kaseya, Inc. 6.716% - 7.672% (TSFR1M + 3.000%) due 03/20/2032 ~	75	75
LifePoint Health, Inc. 7.335% (TSFR1M + 3.500%) due 05/19/2031 ~	49	49
Modena Buyer LLC 8.090% (TSFR3M + 4.250%) due 07/01/2031 ~	25	25
Neptune Bidco U.S., Inc. 9.027% (TSFR3M + 5.000%) due 04/11/2029 ~	75	74
Newfold Digital Holdings Grp Inc. 9.488% (TSFR3M + 5.750%) due 04/30/2029 ~	5	5
Paradigm Parent LLC 8.172% (TSFR3M + 4.500%) due 04/16/2032 ~	100	88
Petco Health & Wellness Co., Inc. 7.184% - 7.198% (TSFR3M + 3.250%) due 03/03/2028 ~	97	96
Primo Brands Corp. 5.922% - 9.100% (TSFR3M + 2.250%) due 03/31/2028 ~	98	98
QualityTech LP 7.284% (TSFR1M + 3.500%) due 10/30/2031 ~	99	100
Specialty Building Products Holdings LLC 7.566% (TSFR1M + 3.750%) due 10/16/2028 ~	223	209
Spirit Airlines, Inc.
TBD% due 07/14/2026	4	4
TBD% - 19.000% due 12/09/2034 ~	21	18
TBD% (TSFR1M + 8.000%) due 07/14/2026 ~	2	2
TBD% - 19.000% (TSFR1M + 8.000%) due 12/09/2034 ~	8	8
Stepstone Group MidCo 2 GmbH 8.199% (TSFR3M + 4.500%) due 12/19/2031 ~	100	93
TK Elevator Midco GmbH 6.947% - 7.384% (TSFR6M + 2.750%) due 04/30/2030 ~	50	50
U.S. Renal Care, Inc.
TBD% - 9.868% due 09/25/2030 «~µ	13	12
8.831% (TSFR1M + 5.000%) due 06/28/2028 ~	99	93
TBD% - 9.868% (TSFR3M + 6.000%) due 09/25/2030 «~	100	98
UKG, Inc. 6.338% - 8.000% (TSFR3M + 2.500%) due 02/10/2031 ~	49	50
VEON Amsterdam BV 8.206% (TSFR3M + 4.250%) due 03/25/2027 «~	75	75
Veritiv Corp. 7.672% (TSFR3M + 4.000%) due 12/02/2030 ~	99	100
Vista Management Holding, Inc. 7.735% (TSFR3M + 3.750%) due 04/01/2031 ~	74	75
Vistra Zero Operating Co. LLC 5.716% - 9.340% (TSFR1M + 2.000%) due 04/30/2031 ~	100	99
X Corp.
9.500% due 10/26/2029 ~	50	50

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – H (Cont.)	December 31, 2025 (Unaudited)

10.448% (TSFR3M + 6.500%) due 10/26/2029 ~	99	97

Total Loan Participations and Assignments (Cost $3,169)		3,154

CORPORATE BONDS & NOTES 75.6%
BANKING & FINANCE 13.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.500% due 10/01/2031	25	26
7.000% due 01/15/2031	350	363
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.875% due 06/15/2030	325	339
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625% due 06/01/2028	100	99
Ally Financial, Inc.
5.543% due 01/17/2031 •	50	51
8.000% due 11/01/2031	50	57
AmWINS Group, Inc. 6.375% due 02/15/2029	250	257
ARES Strategic Income Fund 5.150% due 01/15/2031	150	147
Asurion LLC & Asurion Co-Issuer, Inc. 8.000% due 12/31/2032	500	519
Boost Newco Borrower LLC 7.500% due 01/15/2031	250	266
Brandywine Operating Partnership LP 8.875% due 04/12/2029	125	135
Bread Financial Holdings, Inc. 6.750% due 05/15/2031	125	130
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.500% due 04/01/2027	50	50
Burford Capital Global Finance LLC 6.875% due 04/15/2030	350	343
CrossCountry Intermediate HoldCo LLC 6.500% due 10/01/2030	125	128
Cushman & Wakefield U.S. Borrower LLC 6.750% due 05/15/2028	75	75
Diversified Healthcare Trust 7.250% due 10/15/2030	125	128
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM 7.375% due 09/30/2030	175	177
Encore Capital Group, Inc.
8.500% due 05/15/2030	375	404
9.250% due 04/01/2029	25	26
Ford Motor Credit Co. LLC 5.918% due 03/20/2028	200	205
Freedom Mortgage Holdings LLC
6.875% due 05/01/2031	100	100
8.375% due 04/01/2032	50	53
9.250% due 02/01/2029	450	472
FS KKR Capital Corp.
3.125% due 10/12/2028	275	254
6.125% due 01/15/2031	100	98
FTAI Aviation Investors LLC
5.500% due 05/01/2028	75	75
7.000% due 05/01/2031	100	105
HAT Holdings I LLC/HAT Holdings II LLC 3.375% due 06/15/2026	22	22
Hudson Pacific Properties LP 3.950% due 11/01/2027	125	120
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% due 05/15/2027	75	74
9.000% due 06/15/2030	25	24
Intesa Sanpaolo SpA 4.198% due 06/01/2032 •	75	72
ION Platform Finance U.S., Inc. 7.875% due 09/30/2032	475	451
Iron Mountain, Inc. 4.500% due 02/15/2031	375	358
Jane Street Group/JSG Finance, Inc.
6.125% due 11/01/2032	75	76
6.750% due 05/01/2033	525	548
7.125% due 04/30/2031	150	158
Jefferson Capital Holdings LLC 8.250% due 05/15/2030	125	131
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.750% due 06/15/2029	50	49
5.500% due 08/01/2030	150	154
Midcap Financial Issuer Trust 6.500% due 05/01/2028	50	50
Millrose Properties, Inc.
6.250% due 09/15/2032	100	101
6.375% due 08/01/2030	25	26
MPT Operating Partnership LP/MPT Finance Corp. 8.500% due 02/15/2032	100	107

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – H (Cont.)	December 31, 2025 (Unaudited)

Navient Corp. 5.000% due 03/15/2027	125	125
Newmark Group, Inc. 7.500% due 01/12/2029	75	80
Nissan Motor Acceptance Co. LLC
5.625% due 09/29/2028	200	201
7.050% due 09/15/2028	475	493
OneMain Finance Corp.
3.500% due 01/15/2027	350	347
6.125% due 05/15/2030	50	51
6.625% due 01/15/2028	400	412
6.625% due 05/15/2029	125	130
6.750% due 09/15/2033	100	101
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (c)	75	58
Panther Escrow Issuer LLC 7.125% due 06/01/2031	150	155
Pebblebrook Hotel LP/PEB Finance Corp. 6.375% due 10/15/2029	125	128
PennyMac Financial Services, Inc.
4.250% due 02/15/2029	125	123
7.125% due 11/15/2030	50	53
7.875% due 12/15/2029	300	319
RHP Hotel Properties LP/RHP Finance Corp. 4.750% due 10/15/2027	75	75
Rocket Cos., Inc.
6.125% due 08/01/2030	475	491
7.125% due 02/01/2032	125	131
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 2.875% due 10/15/2026	125	123
SBA Communications Corp.
3.125% due 02/01/2029	150	144
3.875% due 02/15/2027	100	99
Service Properties Trust
0.000% due 09/30/2028 (c)	300	271
5.500% due 12/15/2027	50	49
SLM Corp.
3.125% due 11/02/2026	125	123
6.500% due 01/31/2030	175	181
Starwood Property Trust, Inc.
5.250% due 10/15/2028	250	253
5.750% due 01/15/2031	150	152
6.000% due 04/15/2030	50	51
6.500% due 10/15/2030	25	26
7.250% due 04/01/2029	50	53
Stonex Escrow Issuer LLC 6.875% due 07/15/2032	75	78
Sunrise FinCo I BV 4.875% due 07/15/2031	25	24
UniCredit SpA 5.459% due 06/30/2035 •	100	102
UWM Holdings LLC 6.250% due 03/15/2031	200	200
VFH Parent LLC/Valor Co-Issuer, Inc. 7.500% due 06/15/2031	100	105
Vornado Realty LP 3.400% due 06/01/2031	175	159
WULF Compute LLC 7.750% due 10/15/2030	150	155

		13,424

INDUSTRIALS 59.5%
1011778 BC ULC/New Red Finance, Inc.
3.500% due 02/15/2029	125	121
4.000% due 10/15/2030	875	834
1261229 BC Ltd. 10.000% due 04/15/2032	100	104
Advance Auto Parts, Inc.
7.000% due 08/01/2030	100	101
7.375% due 08/01/2033	275	276
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500% due 03/15/2029	175	168
4.625% due 01/15/2027	100	100
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.000% due 05/21/2030	350	367
Allison Transmission, Inc. 4.750% due 10/01/2027	75	75
Allwyn Entertainment Financing U.K. PLC 7.875% due 04/30/2029	100	104
Altice France Lux 3/Altice Holdings 1 10.000% due 01/15/2033	20	18
Altice France SA
6.500% due 04/15/2032	70	67
9.500% due 11/01/2029	325	336

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – H (Cont.)	December 31, 2025 (Unaudited)

Amer Sports Co. 6.750% due 02/16/2031		25	26
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.750% due 04/20/2029		250	255
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		150	145
4.000% due 01/15/2028		200	199
ams-OSRAM AG 12.250% due 03/30/2029		225	240
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250% due 09/01/2028		250	241
6.250% due 01/30/2031		100	102
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 6.625% due 10/15/2032		50	52
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029		100	93
Avantor Funding, Inc. 4.625% due 07/15/2028		75	75
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.750% due 04/01/2028		50	49
Axalta Coating Systems LLC 3.375% due 02/15/2029		150	145
Axon Enterprise, Inc.
6.125% due 03/15/2030		250	259
6.250% due 03/15/2033		50	52
B&G Foods, Inc. 8.000% due 09/15/2028		200	197
Ball Corp. 2.875% due 08/15/2030		475	440
Bath & Body Works, Inc. 6.875% due 11/01/2035		100	101
Bausch & Lomb Corp. 8.375% due 10/01/2028		100	104
Beacon Mobility Corp. 7.250% due 08/01/2030		350	366
BellRing Brands, Inc. 7.000% due 03/15/2030		75	78
Belron U.K. Finance PLC 5.750% due 10/15/2029		75	77
BKV Upstream Midstream LLC 7.500% due 10/15/2030		200	204
Block, Inc.
3.500% due 06/01/2031		75	71
5.625% due 08/15/2030		800	817
6.500% due 05/15/2032		200	208
Brightstar Lottery PLC 5.250% due 01/15/2029		275	275
Builders FirstSource, Inc.
5.000% due 03/01/2030		200	200
6.750% due 05/15/2035		375	393
BWX Technologies, Inc. 4.125% due 04/15/2029		250	244
Cablevision Lightpath LLC 3.875% due 09/15/2027		25	24
Caesars Entertainment, Inc. 6.500% due 02/15/2032		50	51
Carnival Corp.
5.125% due 05/01/2029		300	303
5.750% due 08/01/2032		350	360
7.000% due 08/15/2029		225	236
Carpenter Technology Corp. 5.625% due 03/01/2034		75	76
Carvana Co. 9.000% due 06/01/2030		100	105
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% due 08/15/2030		975	919
5.375% due 06/01/2029		1,200	1,187
Celanese U.S. Holdings LLC 6.500% due 04/15/2030		175	176
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000% due 06/15/2029		100	87
Century Communities, Inc. 6.625% due 09/15/2033		100	101
Cerdia Finanz GmbH 9.375% due 10/03/2031		300	312
Cheplapharm Arzneimittel GmbH 7.125% due 06/15/2031	EUR	100	120
Chobani LLC/Chobani Finance Corp., Inc. 4.625% due 11/15/2028		$100	100
Chord Energy Corp.
6.000% due 10/01/2030		200	203
6.750% due 03/15/2033		200	207
CHS/Community Health Systems, Inc. 9.750% due 01/15/2034		600	631
Cipher Compute LLC 7.125% due 11/15/2030		100	102

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – H (Cont.)	December 31, 2025 (Unaudited)

Cirsa Finance International SARL 5.100% (EUR003M + 3.000%) due 10/15/2032 ~	EUR	100	119
CITGO Petroleum Corp. 8.375% due 01/15/2029		$50	52
Civitas Resources, Inc.
8.375% due 07/01/2028		50	52
8.750% due 07/01/2031		225	234
Cleveland-Cliffs, Inc. 7.000% due 03/15/2032		325	334
Cloud Software Group, Inc.
6.500% due 03/31/2029		125	127
6.625% due 08/15/2033		250	248
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029		75	77
6.750% due 04/15/2032		50	51
6.875% due 01/15/2030		50	51
8.750% due 04/15/2030		375	382
CMA CGM SA 5.000% due 01/15/2031	EUR	100	118
Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032		$175	164
7.000% due 06/15/2027		275	276
Commercial Metals Co. 5.750% due 11/15/2033		100	102
CommScope LLC 4.750% due 09/01/2029		40	40
Comstock Resources, Inc. 5.875% due 01/15/2030		200	195
CoreWeave, Inc.
9.000% due 02/01/2031		175	161
9.250% due 06/01/2030		250	233
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500% due 06/15/2031		400	396
Crescent Energy Finance LLC
7.375% due 01/15/2033		75	71
7.625% due 04/01/2032		200	194
Crocs, Inc.
4.125% due 08/15/2031		25	23
4.250% due 03/15/2029		25	24
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029		325	312
Crown Americas LLC 5.875% due 06/01/2033		125	128
DaVita, Inc.
4.625% due 06/01/2030		325	316
6.875% due 09/01/2032		50	52
Dcli Bidco LLC 7.750% due 11/15/2029		150	154
Deluxe Corp. 8.125% due 09/15/2029		25	26
Diamond Foreign Asset Co./Diamond Finance LLC 8.500% due 10/01/2030		300	319
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875% due 08/15/2027		93	94
10.000% due 02/15/2031		200	205
Dream Finders Homes, Inc. 6.875% due 09/15/2030		100	101
EchoStar Corp. 10.750% due 11/30/2029		440	487
Efesto Bidco SpA Efesto U.S. LLC 7.500% due 02/15/2032		300	304
Ellucian Holdings, Inc. 6.500% due 12/01/2029		225	230
Esab Corp. 6.250% due 04/15/2029		50	51
EW Scripps Co. 9.875% due 08/15/2030		50	50
Excelerate Energy LP 8.000% due 05/15/2030		100	106
First Student Bidco, Inc./First Transit Parent, Inc. 4.000% due 07/31/2029		200	195
Fortescue Treasury Pty. Ltd. 4.500% due 09/15/2027		200	200
Froneri Lux FinCo SARL 6.000% due 08/01/2032		275	279
Frontier Communications Holdings LLC 5.875% due 10/15/2027		150	151
Gap, Inc. 3.875% due 10/01/2031		100	93
GFL Environmental, Inc. 4.375% due 08/15/2029		425	418
Global Medical Response, Inc. 7.375% due 10/01/2032		250	260
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.500% due 03/01/2029		100	96

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – H (Cont.)	December 31, 2025 (Unaudited)

Goat Holdco LLC 6.750% due 02/01/2032		50	51
goeasy Ltd.
7.375% due 10/01/2030		250	241
7.625% due 07/01/2029		150	148
Gray Media, Inc.
7.250% due 08/15/2033		200	204
9.625% due 07/15/2032		100	104
Grifols SA 4.750% due 10/15/2028		200	198
HealthEquity, Inc. 4.500% due 10/01/2029		200	197
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		175	163
4.000% due 05/01/2031		400	383
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.625% due 01/15/2032		150	154
Hologic, Inc. 3.250% due 02/15/2029		250	247
Howard Midstream Energy Partners LLC
6.625% due 01/15/2034		275	283
7.375% due 07/15/2032		50	53
Imola Merger Corp. 4.750% due 05/15/2029		150	148
INEOS Finance PLC 7.250% due 03/31/2031	EUR	100	102
Ingevity Corp. 3.875% due 11/01/2028		$375	367
Intralot Capital Luxembourg SA 6.750% due 10/15/2031	EUR	300	352
Inversion Escrow Issuer LLC 6.750% due 08/01/2032		$200	200
IQVIA, Inc. 6.250% due 06/01/2032		375	392
Jazz Securities DAC 4.375% due 01/15/2029		25	25
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031		350	353
KBR, Inc. 4.750% due 09/30/2028		75	74
Kinetik Holdings LP 6.625% due 12/15/2028		150	155
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029		150	149
Lamar Media Corp.
3.625% due 01/15/2031		100	94
4.000% due 02/15/2030		50	48
Level 3 Financing, Inc.
6.875% due 06/30/2033		300	307
7.000% due 03/31/2034		50	52
LifePoint Health, Inc. 11.000% due 10/15/2030		125	137
Lindblad Expeditions LLC 7.000% due 09/15/2030		15	16
Lithia Motors, Inc. 5.500% due 10/01/2030		200	201
Live Nation Entertainment, Inc. 4.750% due 10/15/2027		450	451
Manuchar Group SARL 7.100% due 07/07/2032 •	EUR	100	113
Matador Resources Co.
6.250% due 04/15/2033		$50	50
6.500% due 04/15/2032		125	127
Match Group Holdings II LLC 4.625% due 06/01/2028		225	224
Mauser Packaging Solutions Holding Co. 7.875% due 04/15/2030		100	99
McGraw-Hill Education, Inc. 7.375% due 09/01/2031		50	53
Medline Borrower LP
3.875% due 04/01/2029		675	659
5.250% due 10/01/2029		150	151
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% due 02/15/2031		225	201
MGM China Holdings Ltd. 4.750% due 02/01/2027		75	75
Mineral Resources Ltd.
7.000% due 04/01/2031		100	104
9.250% due 10/01/2028		25	26
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.750% due 04/01/2032		25	26
Molina Healthcare, Inc. 3.875% due 11/15/2030		225	209
Moss Creek Resources Holdings, Inc. 8.250% due 09/01/2031		38	36

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – H (Cont.)	December 31, 2025 (Unaudited)

Motion Finco SARL 8.375% due 02/15/2032		50	45
MPH Acquisition Holdings LLC 5.750% due 12/31/2030		13	12
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (a)		7	8
Murphy Oil USA, Inc. 3.750% due 02/15/2031		150	141
Nabors Industries, Inc. 7.625% due 11/15/2032		250	246
National Mentor Holdings, Inc. 10.500% due 12/15/2030		275	277
NCR Atleos Corp. 9.500% due 04/01/2029		25	27
Neptune Bidco U.S., Inc. 10.375% due 05/15/2031		100	103
Newell Brands, Inc. 6.375% due 05/15/2030		150	147
Newfold Digital Holdings Group, Inc. 11.750% due 04/30/2029		97	89
Nissan Motor Co. Ltd.
4.345% due 09/17/2027		100	99
8.125% due 07/17/2035		200	213
Noble Finance II LLC 8.000% due 04/15/2030		350	364
Nordstrom, Inc. 5.000% due 01/15/2044		200	151
Northriver Midstream Finance LP 6.750% due 07/15/2032		75	76
Novelis Corp.
3.875% due 08/15/2031		375	342
6.375% due 08/15/2033		100	101
6.875% due 01/30/2030		100	104
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		150	146
6.125% due 02/15/2033	EUR	100	117
7.250% due 06/15/2031		$75	77
ON Semiconductor Corp. 3.875% due 09/01/2028		75	74
Opal Bidco SAS 6.500% due 03/31/2032		50	51
Open Text Corp.
3.875% due 02/15/2028		100	98
3.875% due 12/01/2029		175	166
Option Care Health, Inc. 4.375% due 10/31/2029		150	147
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125% due 04/30/2028		375	367
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc. 8.750% due 04/17/2032		100	91
Paramount Global 4.375% due 03/15/2043		100	70
Park River Holdings, Inc. 8.000% due 03/15/2031		100	104
Performance Food Group, Inc. 4.250% due 08/01/2029		350	343
Permian Resources Operating LLC 6.250% due 02/01/2033		375	385
Pilgrim's Pride Corp. 3.500% due 03/01/2032		250	231
Post Holdings, Inc.
4.500% due 09/15/2031		225	213
4.625% due 04/15/2030		425	414
6.250% due 10/15/2034		25	25
Prestige Brands, Inc. 3.750% due 04/01/2031		100	94
Prime Healthcare Services, Inc. 9.375% due 09/01/2029		100	105
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/2027		450	442
5.750% due 04/15/2026		8	8
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 4.375% due 04/30/2029		275	268
Qnity Electronics, Inc. 5.750% due 08/15/2032		275	281
Quikrete Holdings, Inc.
6.375% due 03/01/2032		50	52
6.750% due 03/01/2033		375	392
QXO Building Products, Inc. 6.750% due 04/30/2032		425	444
Rakuten Group, Inc. 9.750% due 04/15/2029		350	392
Range Resources Corp. 4.750% due 02/15/2030		100	99
Raven Acquisition Holdings LLC 6.875% due 11/15/2031		150	155

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – H (Cont.)	December 31, 2025 (Unaudited)

RB Global Holdings, Inc. 6.750% due 03/15/2028	50	51
ROBLOX Corp. 3.875% due 05/01/2030	75	72
Seadrill Finance Ltd. 8.375% due 08/01/2030	275	286
Seagate Data Storage Technology Pte. Ltd.
4.091% due 06/01/2029	325	319
4.125% due 01/15/2031	75	72
5.750% due 12/01/2034	75	77
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.625% due 03/01/2029	425	410
Sirius XM Radio LLC 4.000% due 07/15/2028	775	759
SM Energy Co.
6.750% due 08/01/2029	50	50
7.000% due 08/01/2032	75	74
Snap, Inc.
6.875% due 03/01/2033	75	78
6.875% due 03/15/2034	375	386
Sotera Health Holdings LLC 7.375% due 06/01/2031	25	26
Stagwell Global LLC 5.625% due 08/15/2029	225	220
Standard Industries, Inc. 4.750% due 01/15/2028	475	474
Staples, Inc. 10.750% due 09/01/2029	75	75
Star Parent, Inc. 9.000% due 10/01/2030	150	160
Station Casinos LLC
4.500% due 02/15/2028	125	124
4.625% due 12/01/2031	275	261
Stonepeak Nile Parent LLC 7.250% due 03/15/2032	225	238
Sunoco LP
5.625% due 03/15/2031	300	302
6.625% due 08/15/2032	50	51
7.000% due 05/01/2029	75	78
Taylor Morrison Communities, Inc. 5.750% due 11/15/2032	100	103
Tenet Healthcare Corp.
4.625% due 06/15/2028	250	251
5.500% due 11/15/2032	200	203
TGS ASA 8.500% due 01/15/2030	50	52
Tidewater, Inc. 9.125% due 07/15/2030	100	107
TopBuild Corp. 4.125% due 02/15/2032	375	356
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.500% due 05/15/2030	225	225
TransDigm, Inc.
4.625% due 01/15/2029	75	75
6.375% due 03/01/2029	1,125	1,162
6.750% due 01/31/2034	50	52
Transocean International Ltd.
7.875% due 10/15/2032	300	315
8.750% due 02/15/2030	56	59
Trivium Packaging Finance BV 8.250% due 07/15/2030	315	338
Twilio, Inc. 3.875% due 03/15/2031	125	120
U.S. Acute Care Solutions LLC 9.750% due 05/15/2029	25	25
U.S. Foods, Inc.
4.750% due 02/15/2029	150	149
5.750% due 04/15/2033	225	229
UKG, Inc. 6.875% due 02/01/2031	400	412
United Airlines, Inc. 4.625% due 04/15/2029	125	125
United Rentals North America, Inc.
3.750% due 01/15/2032	475	447
3.875% due 02/15/2031	125	119
Univision Communications, Inc.
4.500% due 05/01/2029	50	48
8.500% due 07/31/2031	50	52
9.375% due 08/01/2032	500	538
USA Compression Partners LP/USA Compression Finance Corp. 7.125% due 03/15/2029	125	129
Valaris Ltd. 8.375% due 04/30/2030	500	521
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029	225	211
4.125% due 08/15/2031	250	228

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – H (Cont.)	December 31, 2025 (Unaudited)

Venture Global LNG, Inc.
7.000% due 01/15/2030		50	48
9.500% due 02/01/2029		500	519
9.875% due 02/01/2032		750	775
Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030		100	102
6.500% due 01/15/2034		100	102
6.750% due 01/15/2036		100	102
7.500% due 05/01/2033		50	54
7.750% due 05/01/2035		275	301
Versant Media Group, Inc. 7.250% due 01/30/2031		175	181
Vertiv Group Corp. 4.125% due 11/15/2028		100	99
Viking Cruises Ltd. 9.125% due 07/15/2031		175	187
Virgin Media Secured Finance PLC 4.500% due 08/15/2030		875	813
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.375% due 02/01/2030		175	167
Vital Energy, Inc. 7.875% due 04/15/2032		45	44
Vmed O2 U.K. Financing I PLC
4.750% due 07/15/2031		400	370
6.750% due 01/15/2033		200	198
VOC Escrow Ltd. 5.000% due 02/15/2028		425	425
Voyager Parent LLC 9.250% due 07/01/2032		100	106
VZ Secured Financing BV
5.000% due 01/15/2032		250	226
7.500% due 01/15/2033		525	532
Warnermedia Holdings, Inc.
4.279% due 03/15/2032		600	527
5.050% due 03/15/2042		275	194
Wayfair LLC 6.750% due 11/15/2032		175	180
WBI Operating LLC
6.250% due 10/15/2030		150	151
6.500% due 10/15/2033		100	100
Weatherford International Ltd. 6.750% due 10/15/2033		300	307
Western Digital Corp. 4.750% due 02/15/2026		22	22
Whirlpool Corp. 6.125% due 06/15/2030		25	25
Windstream Services LLC/Windstream Escrow Finance Corp. 8.250% due 10/01/2031		200	210
WR Grace Holdings LLC 6.625% due 08/15/2032		225	228
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028		100	99
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.250% due 03/15/2033		25	26
7.125% due 02/15/2031		375	406
Yum! Brands, Inc.
3.625% due 03/15/2031		225	213
4.750% due 01/15/2030		100	100
Zayo Group Holdings, Inc. (5.750% Cash and 0.500% PIK) 6.250% due 03/09/2030 (a)		87	83
ZF North America Capital, Inc.
6.875% due 04/14/2028		325	333
7.500% due 03/24/2031		150	152
Ziggo BV 4.875% due 01/15/2030		100	95
ZipRecruiter, Inc. 5.000% due 01/15/2030		50	39
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875% due 02/01/2029		75	71

			58,834

UTILITIES 2.6%
Aethon United BR LP/Aethon United Finance Corp. 7.500% due 10/01/2029		50	52
Altice Holdings 1 SARL 0.010% due 12/31/2099 «	EUR	0	1
Calpine Corp. 4.500% due 02/15/2028		$175	175
Clearway Energy Operating LLC 3.750% due 02/15/2031		175	164
Edison International 8.125% due 06/15/2053 •		75	78
Electricite de France SA 9.125% due 03/15/2033 •(d)		75	88

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – H (Cont.)	December 31, 2025 (Unaudited)

FORESEA Holding SA 7.500% due 06/15/2030	100	99
Genesis Energy LP/Genesis Energy Finance Corp.
7.875% due 05/15/2032	100	104
8.250% due 01/15/2029	150	157
Hawaiian Electric Co., Inc. 6.000% due 10/01/2033	75	76
Hilcorp Energy I LP/Hilcorp Finance Co.
6.000% due 02/01/2031	225	215
6.875% due 05/15/2034	50	47
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.375% due 02/15/2032	75	78
NRG Energy, Inc. 5.750% due 07/15/2029	450	450
PBF Holding Co. LLC/PBF Finance Corp. 6.000% due 02/15/2028	125	124
TerraForm Power Operating LLC 5.000% due 01/31/2028	175	175
TXNM Energy, Inc. 7.000% due 07/31/2056 •	125	125
Vodafone Group PLC 5.125% due 06/04/2081 •	175	137
VoltaGrid LLC 7.375% due 11/01/2030	150	149
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029	50	52

		2,546

Total Corporate Bonds & Notes (Cost $73,752)		74,804

U.S. TREASURY OBLIGATIONS 3.5%
U.S. Treasury Notes
3.250% due 06/30/2027	2,450	2,442
4.000% due 02/15/2034	1,025	1,022

Total U.S. Treasury Obligations (Cost $3,418)		3,464

	SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Luxco Co. Ltd. «(b)(f)	609	11
Spirit Aviation Holdings, Inc. (b)	1,490	0

Total Common Stocks (Cost $33)		11

WARRANTS 0.0%
INDUSTRIALS 0.0%
Spirit Aviation Holdings, Inc. -Exp. 03/11/2035 «	1,693	0

Total Warrants (Cost $21)		0

SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (e)	191,088	191

Total Short-Term Instruments (Cost $191)		191

Total Investments in Securities (Cost $80,584)		81,624

INVESTMENTS IN AFFILIATES 14.9%
SHORT-TERM INSTRUMENTS 14.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.9%
PIMCO Short-Term Floating NAV Portfolio III	1,511,299	14,722

Total Short-Term Instruments (Cost $14,717)		14,722

Total Investments in Affiliates (Cost $14,717)		14,722

Total Investments 97.4% (Cost $95,301)		$96,346
Financial Derivative Instruments (g)(h) (0.0)%(Cost or Premiums, net $859)		(24)
Other Assets and Liabilities, net 2.6%		2,600

Net Assets 100.0%		$98,922

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – H (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.
(b)	Security did not produce income within the last twelve months.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Coupon represents a 7-Day Yield.
(f)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Luxco Co. Ltd.	10/01/2025	$11	$11	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(369) at a weighted average interest rate of 4.422%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Long Guilt March Futures	03/2026	7	$862	$6	$1	$(1)
U.S. Treasury 2-Year Note March Futures	03/2026	30	6,264	5	0	(2)
U.S. Treasury 5-Year Note March Futures	03/2026	81	8,854	(1)	0	(8)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	2	236	(1)	0	(1)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	9	1,035	(2)	0	(1)

$7	$1	$(13)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2026	1	$(137)	$1	$0	$0
Euro-Bund March Futures	03/2026	1	(150)	2	0	0
U.S. Treasury 10-Year Note March Futures	03/2026	8	(900)	2	2	0

$5	$2	$0

Total Futures Contracts	$12	$3	$(13)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	12/20/2028	0.623%	$125	$12	$4	$16	$0	$0

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – H (Cont.)	December 31, 2025 (Unaudited)

Calpine Corp.	5.000	Quarterly	12/20/2028	0.439		100	10	3	13	0	0
Carnival Corp.	1.000	Quarterly	12/20/2028	0.655		175	(14)	16	2	0	0
ZF Europe Finance BV	5.000	Quarterly	06/20/2030	3.148	EUR	25	1	1	2	0	0

							$9	$24	$33	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-43 5-Year Index	5.000%	Quarterly		12/20/2029		$500	$35	$4	$39	$0	$0
CDX.HY-44 5-Year Index	5.000	Quarterly		06/20/2030		400	11	21	32	0	0
CDX.HY-45 5-Year Index	5.000	Quarterly		12/20/2030		10,700	816	16	832	0	(5)

							$862	$41	$903	$0	$(5)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2030		$200	$3	$(1)	$2	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		500	(12)	7	(5)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		400	(7)	1	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		800	10	47	57	3	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	12/17/2035	AUD	900	(6)	(32)	(38)	0	(1)

							$(12)	$22	$10	$5	$(1)

Total Swap Agreements							$859	$87	$946	$5	$(6)

Cash of $1,449 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month		Currency to be Delivered				Currency to be Received	Asset		Liability

BRC		01/2026		$128			EUR	110	$2		$0
MBC		01/2026		EUR		1,051		$1,221	0		(15)

Total Forward Foreign Currency Contracts									$2		$(15)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory						Level 1		Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Loan Participations and Assignments							$0	$2,969	$185	$3,154
Corporate Bonds & Notes
Banking & Finance							0	13,424	0	13,424
Industrials							0	58,834	0	58,834
Utilities							0	2,545	1	2,546
U.S. Treasury Obligations							0	3,464	0	3,464
Common Stocks

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – H (Cont.)	December 31, 2025 (Unaudited)

Industrials	0	0	11	11
Short-Term Instruments
Mutual Funds	0	191	0	191

	$0	$81,427	$197	$81,624
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,722	$0	$0	$14,722

Total Investments	$14,722	$81,427	$197	$96,346

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	7	0	8
Over the counter	0	2	0	2

	$1	$9	$0	$10
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(18)	0	(19)
Over the counter	0	(15)	0	(15)

	$(1)	$(33)	$0	$(34)

Total Financial Derivative Instruments	$0	$(24)	$0	$(24)

Totals	$14,722	$81,403	$197	$96,322

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Consolidated Schedule of Investments PIMCO Short Asset Portfolio	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.0% ¤
CORPORATE BONDS & NOTES 51.7%
BANKING & FINANCE 33.2%
ABN AMRO Bank NV
4.751% (SOFRINDX + 1.000%) due 12/03/2028 ~		$30,925	$31,041
5.505% due 09/18/2027 •		4,200	4,237
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.750% due 01/30/2026		10,534	10,516
2.450% due 10/29/2026		30,204	29,802
6.100% due 01/15/2027		5,000	5,096
Air Lease Corp.
1.875% due 08/15/2026		23,060	22,723
2.200% due 01/15/2027		4,045	3,964
2.875% due 01/15/2026		9,275	9,270
3.750% due 06/01/2026		4,961	4,953
American Express Co.
4.498% (SOFRINDX + 0.650%) due 11/04/2026 ~		1,300	1,305
4.857% (SOFRINDX + 0.970%) due 07/28/2027 ~		3,336	3,348
American Honda Finance Corp.
4.470% due 03/08/2027 •		2,400	2,406
4.544% due 08/13/2027 •		21,700	21,750
4.849% (SOFRRATE + 0.870%) due 07/09/2027 ~		37,100	37,287
American Tower Corp.
1.450% due 09/15/2026		920	904
1.600% due 04/15/2026		2,242	2,227
2.750% due 01/15/2027		4,171	4,118
3.375% due 10/15/2026		5,302	5,275
4.400% due 02/15/2026		1,610	1,610
Aozora Bank Ltd. 5.900% due 09/08/2026		1,000	1,009
Athene Global Funding
1.608% due 06/29/2026		901	890
4.675% (SOFRINDX + 0.850%) due 05/08/2026 ~		3,152	3,157
4.696% due 07/16/2026 •		42,000	42,067
4.725% due 09/18/2028 •		13,600	13,542
4.805% (SOFRINDX + 1.030%) due 08/27/2026 ~		22,040	22,117
4.824% (SOFRINDX + 0.830%) due 01/07/2027 ~		8,700	8,720
4.938% (SOFRINDX + 1.210%) due 03/25/2027 ~		199	200
Aviation Capital Group LLC 1.950% due 09/20/2026		18,190	17,900
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		11,626	11,589
2.528% due 11/18/2027		1,493	1,449
Banco Santander SA 1.722% due 09/14/2027 •		11,746	11,549
Bank of America Corp. 1.734% due 07/22/2027 •		41,866	41,338
Bank of Montreal 4.610% (SOFRINDX + 0.880%) due 09/10/2027 ~		10,600	10,632
Bank of Nova Scotia 4.310% (SOFRINDX + 0.545%) due 03/02/2026 ~		2,375	2,376
Banque Federative du Credit Mutuel SA
4.723% (BBSW3M + 1.070%) due 05/24/2027 ~	AUD	2,000	1,338
4.877% (SOFRINDX + 1.070%) due 02/16/2028 ~		$5,800	5,841
4.936% (SOFRRATE + 0.990%) due 10/16/2028 ~		19,300	19,405
5.038% (SOFRRATE + 1.130%) due 01/23/2027 ~		3,700	3,721
5.370% (SOFRINDX + 1.400%) due 07/13/2026 ~		6,500	6,538
5.896% due 07/13/2026		7,700	7,778
Barclays PLC
2.279% due 11/24/2027 •		12,856	12,655
4.375% due 01/12/2026		26,055	26,057
5.215% (SOFRRATE + 1.490%) due 03/12/2028 ~		1,000	1,010
5.603% (SOFRRATE + 1.880%) due 09/13/2027 ~		6,000	6,054
5.829% due 05/09/2027 •		19,200	19,311
BNP Paribas SA 1.323% due 01/13/2027 •		22,073	22,053
BPCE SA
2.045% due 10/19/2027 •		6,786	6,676
5.975% due 01/18/2027 •		13,050	13,058
6.612% due 10/19/2027 •		12,402	12,640
Brighthouse Financial Global Funding
1.550% due 05/24/2026		3,000	2,968
5.550% due 04/09/2027		1,657	1,681

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2025 (Unaudited)

Canadian Imperial Bank of Commerce
4.294% (BBSW3M + 0.800%) due 04/21/2026 ~	AUD	24,490	16,365
4.540% (SOFRRATE + 0.800%) due 09/08/2028 ~		$21,600	21,645
4.690% (SOFRRATE + 0.720%) due 01/13/2028 ~		1,600	1,603
4.876% due 01/14/2030		20,000	20,709
4.947% (SOFRRATE + 1.220%) due 10/02/2026 ~		1,000	1,007
Citibank NA 4.457% (SOFRINDX + 0.590%) due 04/30/2026 ~		400	400
Citigroup Global Markets Holdings, Inc. 4.190% (SOFRRATE + 0.480%) due 01/20/2026 ~		19,000	19,003
Citigroup, Inc. 1.122% due 01/28/2027 •		10,900	10,875
Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		14,713	14,649
1.980% due 12/15/2027 •		4,100	4,020
4.395% (SOFRINDX + 0.620%) due 08/28/2026 ~		4,700	4,712
4.453% (SOFRINDX + 0.710%) due 03/05/2027 ~		2,640	2,654
4.689% (SOFRINDX + 0.710%) due 01/09/2026 ~		41,500	41,504
Corebridge Global Funding 5.028% due 09/25/2026 •		208	209
Credit Agricole SA
1.247% due 01/26/2027 •		20,102	20,060
2.015% due 01/11/2027		2,350	2,305
4.598% (SOFRRATE + 0.870%) due 03/11/2027 ~		2,220	2,228
5.301% (SOFRRATE + 1.290%) due 07/05/2026 ~		1,000	1,005
Crown Castle, Inc.
1.050% due 07/15/2026		10,596	10,423
4.000% due 03/01/2027		1,400	1,398
4.450% due 02/15/2026		2,678	2,678
DBS Group Holdings Ltd. 4.376% (SOFRRATE + 0.600%) due 03/21/2028 ~		20,400	20,468
Deutsche Bank AG
2.311% due 11/16/2027 •		22,600	22,239
2.552% due 01/07/2028 •		11,901	11,707
4.100% due 01/13/2026		1,924	1,924
7.146% due 07/13/2027 •		7,885	8,007
Equitable America Global Funding 4.433% (SOFRRATE + 0.710%) due 09/15/2027 ~		14,200	14,196
Equitable Financial Life Global Funding
4.600% due 04/01/2027		9,500	9,569
4.875% due 11/19/2027		6,100	6,202
F&G Global Funding
1.750% due 06/30/2026		1,000	988
5.875% due 06/10/2027		6,300	6,436
5.875% due 01/16/2030		2,600	2,701
Federation des Caisses Desjardins du Quebec 4.526% (SOFRRATE + 0.630%) due 01/27/2027 ~		25,000	25,089
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		9,037	8,952
4.271% due 01/09/2027		16,100	16,022
4.389% due 01/08/2026		2,650	2,650
4.542% due 08/01/2026		4,371	4,366
5.125% due 11/05/2026		11,500	11,566
5.284% (SOFRRATE + 1.450%) due 11/05/2026 ~		6,950	6,976
5.800% due 03/05/2027		7,800	7,900
6.950% due 03/06/2026		4,046	4,055
GA Global Funding Trust
1.625% due 01/15/2026		7,466	7,459
4.400% due 09/23/2027		17,800	17,878
General Motors Financial Co., Inc.
5.009% (SOFRINDX + 1.050%) due 07/15/2027 ~		8,100	8,111
5.400% due 04/06/2026		10,050	10,086
Goldman Sachs Bank USA
4.495% (SOFRRATE + 0.770%) due 03/18/2027 ~		3,200	3,204
4.539% (SOFRRATE + 0.750%) due 05/21/2027 ~		5,400	5,409
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		10,092	10,041
1.542% due 09/10/2027 •		3,416	3,357
1.948% due 10/21/2027 •		2,000	1,967
4.548% due 03/09/2027 •		1,457	1,459
4.550% (SOFRRATE + 0.820%) due 09/10/2027 ~		12,040	12,065
4.850% (SOFRRATE + 0.920%) due 10/21/2027 ~		1,000	1,004
4.907% (SOFRRATE + 1.120%) due 02/24/2028 ~		9,000	9,058
5.198% (SOFRRATE + 1.290%) due 04/23/2028 ~		992	1,001
5.573% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,305	3,353
5.871% (US0003M + 1.750%) due 10/28/2027 ~		6,550	6,633
Hanover Insurance Group, Inc. 4.500% due 04/15/2026		2,756	2,757
HAT Holdings I LLC/HAT Holdings II LLC 3.375% due 06/15/2026		4,840	4,810
HSBC Holdings PLC
5.391% (SOFRRATE + 1.570%) due 08/14/2027 ~		5,700	5,736
5.887% due 08/14/2027 •		4,159	4,204
ING Groep NV 4.738% due 04/01/2027 •		8,000	8,012

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2025 (Unaudited)

Jackson National Life Global Funding
4.675% (SOFRRATE + 0.950%) due 09/12/2028 ~		9,900	9,934
4.900% due 01/13/2027		7,550	7,614
5.500% due 01/09/2026		8,400	8,402
5.600% due 04/10/2026		7,000	7,029
JPMorgan Chase & Co.
1.578% due 04/22/2027 •		12,913	12,817
3.960% due 01/29/2027 •		12,254	12,252
4.832% (SOFRRATE + 0.920%) due 04/22/2028 ~		36,822	37,003
Lloyds Banking Group PLC
4.650% due 03/24/2026		6,210	6,218
4.849% (SOFRINDX + 1.060%) due 11/26/2028 ~		20,900	21,007
5.611% (SOFRINDX + 1.580%) due 01/05/2028 ~		6,600	6,668
Mirae Asset Securities Co. Ltd. 6.875% due 07/26/2026		3,616	3,668
Mizuho Bank Ltd.
4.513% (BBSW3M + 0.860%) due 02/23/2026 ~	AUD	22,600	15,093
4.562% (BBSW3M + 0.850%) due 09/14/2026 ~		2,200	1,473
Mizuho Financial Group, Inc. 4.930% (SOFRRATE + 1.080%) due 05/13/2031 ~		$7,500	7,514
Morgan Stanley 5.050% due 01/28/2027 •		11,000	11,008
Morgan Stanley Bank NA
4.644% (SOFRRATE + 0.685%) due 10/15/2027 ~		46,850	46,957
5.016% due 01/12/2029 •		7,000	7,130
Morgan Stanley Private Bank NA 4.754% (SOFRRATE + 0.770%) due 07/06/2028 ~		2,700	2,706
MUFG Bank Ltd. 4.523% (BBSW3M + 0.870%) due 02/17/2026 ~	AUD	39,200	26,179
National Bank of Canada 4.628% due 03/25/2027 •		$9,325	9,335
Nationwide Building Society
5.097% (SOFRRATE + 1.290%) due 02/16/2028 ~		5,150	5,185
6.557% due 10/18/2027 •		5,785	5,895
NatWest Markets PLC 4.488% (SOFRRATE + 0.760%) due 09/29/2026 ~		6,087	6,104
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 4.500% due 03/15/2027		2,000	2,004
New York Life Global Funding 4.244% (SOFRRATE + 0.410%) due 02/05/2027 ~		10,000	10,006
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		26,510	25,946
2.000% due 03/09/2026		4,000	3,984
Nomura Holdings, Inc.
1.653% due 07/14/2026		5,760	5,690
5.035% (SOFRRATE + 1.250%) due 07/02/2027 ~		650	655
5.709% due 01/09/2026		20,523	20,529
Nordea Bank Abp
4.425% (SOFRRATE + 0.700%) due 03/17/2028 ~		250	251
4.465% (SOFRRATE + 0.740%) due 03/19/2027 ~		10,600	10,646
Oversea-Chinese Banking Corp. Ltd. 4.434% (BBSW3M + 0.780%) due 05/18/2026 ~	AUD	19,000	12,701
Pacific Life Global Funding II
4.366% (SOFRRATE + 0.620%) due 06/04/2026 ~		$1,600	1,603
4.496% (SOFRRATE + 0.600%) due 01/27/2028 ~		29,000	29,028
PNC Bank NA
4.459% (SOFRRATE + 0.500%) due 01/15/2027 ~		9,755	9,767
4.660% (SOFRRATE + 0.730%) due 07/21/2028 ~		10,700	10,719
RGA Global Funding 2.000% due 11/30/2026		4,000	3,930
Royal Bank of Canada
4.314% (SOFRINDX + 0.460%) due 08/03/2026 ~		9,500	9,514
4.445% (SOFRINDX + 0.590%) due 11/02/2026 ~		600	602
4.548% (SOFRINDX + 0.820%) due 03/27/2028 ~		18,457	18,527
4.640% (SOFRINDX + 0.710%) due 01/21/2027 ~		7,775	7,810
4.657% (SOFRINDX + 0.720%) due 10/18/2027 ~		16,900	16,947
4.698% (SOFRINDX + 0.790%) due 07/23/2027 ~		8,000	8,019
4.732% (SOFRINDX + 0.830%) due 01/24/2029 ~		8,700	8,725
4.797% (SOFRINDX + 0.860%) due 10/18/2028 ~		2,292	2,303
Sammons Financial Group Global Funding 4.615% due 09/02/2027 •		10,200	10,244
Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •		11,721	11,592
4.858% due 09/11/2030 •		5,000	5,064
SBA Tower Trust 1.840% due 04/15/2027		4,500	4,361
Skandinaviska Enskilda Banken AB
4.633% (SOFRRATE + 0.890%) due 03/05/2027 ~		18,866	18,976
4.811% (SOFRRATE + 1.060%) due 09/03/2030 ~		11,800	11,824
Societe Generale SA 1.792% due 06/09/2027 •		17,026	16,847
Standard Chartered PLC
1.456% due 01/14/2027 •		16,736	16,723
5.935% (SOFRRATE + 1.930%) due 07/06/2027 ~		1,100	1,108
6.170% due 01/09/2027 •		6,302	6,304
6.187% due 07/06/2027 •		2,000	2,021

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2025 (Unaudited)

Sumitomo Mitsui Banking Corp.
4.491% (BBSW3M + 0.850%) due 02/20/2026 ~	AUD	33,500	22,372
4.609% (BBSW3M + 1.050%) due 07/28/2026 ~		5,000	3,350
Sumitomo Mitsui Financial Group, Inc.
4.867% (SOFRRATE + 0.880%) due 01/14/2027 ~		$20,400	20,513
5.289% (SOFRRATE + 1.300%) due 07/13/2026 ~		5,160	5,191
5.419% (SOFRRATE + 1.430%) due 01/13/2026 ~		15,113	15,119
Sumitomo Mitsui Trust Bank Ltd.
4.880% (SOFRRATE + 1.150%) due 09/14/2026 ~		9,350	9,414
4.908% (SOFRRATE + 1.120%) due 03/09/2026 ~		2,655	2,660
4.926% (SOFRRATE + 1.150%) due 09/14/2026 ~		6,300	6,343
5.650% due 09/14/2026		4,892	4,950
Svenska Handelsbanken AB 4.126% (BBSW3M + 0.450%) due 03/04/2026 ~	AUD	5,200	3,471
Swedbank AB 5.337% due 09/20/2027		$34,955	35,767
Toronto-Dominion Bank
4.378% (BBSW3M + 0.650%) due 03/17/2026 ~	AUD	2,500	1,669
4.413% (BBSW3M + 0.700%) due 03/16/2026 ~		7,500	5,009
Toyota Motor Credit Corp.
4.140% due 06/09/2027 •		$25,000	25,005
4.693% (SOFRINDX + 0.890%) due 05/18/2026 ~		3,500	3,509
UBS AG
4.156% (BBSW3M + 0.500%) due 02/26/2026 ~	AUD	7,000	4,672
4.934% (BBSW3M + 1.300%) due 05/12/2026 ~		23,800	15,938
UBS Group AG
1.305% due 02/02/2027 •		$33,200	33,108
1.364% due 01/30/2027 •		4,200	4,191
5.711% due 01/12/2027 •		1,500	1,501
6.327% due 12/22/2027 •		12,450	12,712
United Overseas Bank Ltd.
4.365% (SOFRINDX + 0.580%) due 04/02/2028 ~		21,200	21,246
4.443% (BBSW3M + 0.730%) due 03/16/2026 ~	AUD	10,500	7,013
Ventas Realty LP 4.125% due 01/15/2026		$1,600	1,600
VICI Properties LP/VICI Note Co., Inc.
3.750% due 02/15/2027		2,815	2,798
4.250% due 12/01/2026		6,323	6,324
4.500% due 09/01/2026		1,700	1,702
5.750% due 02/01/2027		140	142
Wells Fargo & Co.
3.196% due 06/17/2027 •		23,600	23,508
4.682% (SOFRRATE + 0.780%) due 01/24/2028 ~		8,000	8,020
4.982% (SOFRRATE + 1.070%) due 04/22/2028 ~		5,911	5,945
Weyerhaeuser Co. 4.750% due 05/15/2026		8,067	8,085

			2,003,228

INDUSTRIALS 14.8%
7-Eleven, Inc. 0.950% due 02/10/2026		17,945	17,882
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ		15,125	15,200
Amphenol Corp. 4.349% (SOFRRATE + 0.530%) due 11/15/2027 ~		9,900	9,921
AutoZone, Inc. 3.125% due 04/21/2026		581	579
BAT International Finance PLC 1.668% due 03/25/2026		23,474	23,346
Bayer U.S. Finance II LLC 4.375% due 12/15/2028		1,500	1,502
Berry Global, Inc.
1.570% due 01/15/2026		32,324	32,292
4.875% due 07/15/2026		28,670	28,676
BHP Billiton Finance USA Ltd. 4.875% due 02/27/2026		639	640
BMW U.S. Capital LLC
4.505% (SOFRINDX + 0.780%) due 03/19/2027 ~		3,200	3,213
4.530% (SOFRRATE + 0.710%) due 08/11/2027 ~		49,600	49,742
4.645% (SOFRINDX + 0.920%) due 03/21/2028 ~		11,900	11,960
Boeing Co.
2.196% due 02/04/2026		48,103	48,013
2.250% due 06/15/2026		983	975
2.750% due 02/01/2026		20,000	19,977
Canadian Natural Resources Ltd. 5.000% due 12/15/2029		3,900	4,001
Conagra Brands, Inc. 4.850% due 11/01/2028		1,000	1,012
Cox Communications, Inc. 3.350% due 09/15/2026		10,114	10,063
Cox Enterprises, Inc. 7.375% due 07/15/2027		2,000	2,079
Dell International LLC/EMC Corp. 4.900% due 10/01/2026		9,582	9,628

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2025 (Unaudited)

DR Horton, Inc. 1.300% due 10/15/2026	6,000	5,880
Electronic Arts, Inc. 4.800% due 03/01/2026	355	355
Elevance Health, Inc. 4.750% due 02/15/2030	5,200	5,306
Energy Transfer LP
4.400% due 03/15/2027	1,696	1,702
4.750% due 01/15/2026	1,100	1,100
6.050% due 12/01/2026	5,105	5,189
Fiserv, Inc. 4.550% due 02/15/2031	11,700	11,587
Flex Ltd. 3.750% due 02/01/2026	32,673	32,646
Fox Corp. 4.709% due 01/25/2029	10,000	10,130
Gilead Sciences, Inc. 1.200% due 10/01/2027	2,000	1,917
Glencore Funding LLC 5.071% (SOFRINDX + 1.060%) due 04/04/2027 ~	1,700	1,708
Global Payments, Inc. 2.150% due 01/15/2027	7,618	7,461
Harley-Davidson Financial Services, Inc. 3.050% due 02/14/2027	1,110	1,097
HCA, Inc.
4.642% (SOFRRATE + 0.870%) due 03/01/2028 ~	3,000	3,020
5.250% due 06/15/2026	5,237	5,241
5.375% due 09/01/2026	7,330	7,346
Hyundai Capital America
3.500% due 11/02/2026	2,471	2,459
4.718% (SOFRRATE + 0.990%) due 03/25/2027 ~	9,500	9,541
4.765% (SOFRRATE + 1.040%) due 03/19/2027 ~	320	321
4.767% (SOFRRATE + 1.040%) due 06/24/2027 ~	300	301
4.914% (SOFRRATE + 0.920%) due 01/07/2028 ~	5,490	5,500
5.250% due 01/08/2027	4,821	4,878
5.487% (SOFRRATE + 1.500%) due 01/08/2027 ~	10,400	10,483
Imperial Brands Finance PLC
3.500% due 07/26/2026	1,300	1,295
4.500% due 06/30/2028	6,000	6,050
Keurig Dr. Pepper, Inc.
2.550% due 09/15/2026	8,074	7,991
4.387% (SOFRRATE + 0.580%) due 11/15/2026 ~	13,820	13,826
5.100% due 03/15/2027	4,000	4,046
Kraft Heinz Foods Co. 3.000% due 06/01/2026	4,339	4,321
Las Vegas Sands Corp. 3.500% due 08/18/2026	10,617	10,574
Mercedes-Benz Finance North America LLC
1.450% due 03/02/2026	1,000	996
4.507% (SOFRRATE + 0.780%) due 04/01/2027 ~	3,500	3,513
4.522% (SOFRRATE + 0.630%) due 07/31/2026 ~	17,575	17,610
4.675% (SOFRRATE + 0.670%) due 01/09/2026 ~	34,710	34,713
Mitsubishi Corp. 4.515% (SOFRRATE + 0.700%) due 09/09/2028 ~	6,700	6,709
Molson Coors Beverage Co. 3.000% due 07/15/2026	14,658	14,580
MPLX LP 1.750% due 03/01/2026	13,071	13,020
National Fuel Gas Co. 5.500% due 10/01/2026	12,950	13,083
NTT Finance Corp.
1.162% due 04/03/2026	16,000	15,883
4.567% due 07/16/2027	4,700	4,743
5.059% (SOFRRATE + 1.080%) due 07/16/2028 ~	8,365	8,454
NXP BV/NXP Funding LLC 5.350% due 03/01/2026	11,295	11,296
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875% due 06/18/2026	12,800	12,789
Oracle Corp. 1.650% due 03/25/2026	12,423	12,346
Penske Truck Leasing Co. LP/PTL Finance Corp. 1.700% due 06/15/2026	2,229	2,204
Pernod Ricard SA 3.250% due 06/08/2026	4,410	4,408
Philip Morris International, Inc. 2.750% due 02/25/2026	541	540
QatarEnergy 1.375% due 09/12/2026	3,900	3,827
Renesas Electronics Corp. 2.170% due 11/25/2026	500	491
Rogers Communications, Inc. 3.200% due 03/15/2027	13,041	12,915
Royal Caribbean Cruises Ltd.
5.375% due 07/15/2027	13,800	13,909
5.500% due 08/31/2026	23,577	23,615
5.500% due 04/01/2028	27,260	27,763

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2025 (Unaudited)

7.500% due 10/15/2027		2,000	2,114
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027		2,705	2,724
Southwest Airlines Co. 3.000% due 11/15/2026		7,600	7,533
Spectra Energy Partners LP 3.375% due 10/15/2026		11,470	11,422
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026		31,100	31,041
Synopsys, Inc. 4.650% due 04/01/2028		13,000	13,183
T-Mobile USA, Inc. 2.250% due 02/15/2026		2,384	2,379
Take-Two Interactive Software, Inc. 5.000% due 03/28/2026		3,065	3,072
Toyota Finance Australia Ltd. 4.589% (BBSW3M + 1.000%) due 04/06/2026 ~	AUD	2,050	1,370
TR Finance LLC 3.350% due 05/15/2026		$5,795	5,772
UnitedHealth Group, Inc. 4.459% (SOFRRATE + 0.500%) due 07/15/2026 ~		1,566	1,569
Volkswagen Group of America Finance LLC
3.200% due 09/26/2026		1,660	1,649
4.555% (SOFRRATE + 0.830%) due 03/20/2026 ~		24,700	24,724
4.788% (SOFRRATE + 1.060%) due 03/25/2027 ~		5,150	5,169
4.869% (SOFRRATE + 1.060%) due 08/14/2026 ~		3,215	3,225
4.900% due 08/14/2026		5,583	5,607
5.400% due 03/20/2026		6,234	6,251
5.700% due 09/12/2026		24,991	25,259
Woodside Finance Ltd. 3.700% due 09/15/2026		6,742	6,718

			894,160

UTILITIES 3.7%
Black Hills Corp. 3.950% due 01/15/2026		11,741	11,739
Brooklyn Union Gas Co. 3.407% due 03/10/2026		6,500	6,492
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. 4.150% due 08/15/2026		3,395	3,391
Columbia Pipelines Holding Co. LLC 6.055% due 08/15/2026		834	842
Dominion Energy, Inc. 2.850% due 08/15/2026		6,800	6,751
Emera U.S. Finance LP 3.550% due 06/15/2026		2,200	2,193
Enel Finance International NV
1.625% due 07/12/2026		18,150	17,924
3.625% due 05/25/2027		5,400	5,369
Eversource Energy
1.400% due 08/15/2026		2,000	1,966
2.900% due 03/01/2027		15,690	15,480
4.750% due 05/15/2026		5,200	5,214
Fortis, Inc. 3.055% due 10/04/2026		10,400	10,317
Israel Electric Corp. Ltd. 7.750% due 12/15/2027		600	636
NextEra Energy Capital Holdings, Inc. 4.633% (SOFRINDX + 0.760%) due 01/29/2026 ~		14,750	14,756
ONEOK, Inc.
4.250% due 09/24/2027		8,300	8,332
5.550% due 11/01/2026		300	303
Pacific Gas & Electric Co.
2.950% due 03/01/2026		1,646	1,642
3.150% due 01/01/2026		30,102	30,102
Pinnacle West Capital Corp. 4.550% (SOFRRATE + 0.820%) due 06/10/2026 ~		4,388	4,396
Plains All American Pipeline LP/PAA Finance Corp. 4.500% due 12/15/2026		3,005	3,015
SA Global Sukuk Ltd. 1.602% due 06/17/2026		3,500	3,459
Southern California Edison Co.
1.200% due 02/01/2026		14,292	14,241
4.400% due 09/06/2026		19,191	19,228
4.700% due 06/01/2027		900	908
4.900% due 06/01/2026		13,757	13,777
5.350% due 03/01/2026		12,600	12,623
Southern California Gas Co. 2.600% due 06/15/2026		1,195	1,188
Vistra Operations Co. LLC 5.050% due 12/30/2026		2,000	2,015

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2025 (Unaudited)

WEC Energy Group, Inc. 5.600% due 09/12/2026	1,954	1,974

		220,273

Total Corporate Bonds & Notes (Cost $3,103,973)		3,117,661

U.S. GOVERNMENT AGENCIES 16.8%
Federal Home Loan Mortgage Corp. 2.500% due 12/01/2032	11,215	10,899
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.745% due 01/25/2026	1,610	1,606
3.208% due 02/25/2026	819	816
Federal Home Loan Mortgage Corp. REMICS
1.000% due 02/25/2042 - 09/15/2044	35,190	31,252
1.500% due 03/15/2041 - 12/15/2042	3,468	3,129
2.500% due 10/25/2048	1,655	1,529
2.750% due 12/15/2041 - 03/15/2045	1,613	1,604
3.000% due 09/15/2032 - 10/15/2040	948	943
4.498% due 06/15/2035 - 12/15/2046 •	7,797	7,705
4.528% due 06/15/2036 •	545	542
4.548% due 09/15/2048 - 08/15/2049 •	3,263	3,201
4.643% due 05/15/2038 •	1,554	1,507
4.653% due 05/15/2041 •	1,374	1,357
4.663% due 06/15/2040 •	1,420	1,386
4.673% due 12/15/2036 - 09/15/2044 •	53,068	52,260
4.723% due 01/15/2037 - 01/15/2040 •	3,075	3,038
4.763% due 11/15/2042 •	762	756
4.773% due 12/15/2037 - 05/15/2038 •	1,667	1,634
4.774% due 09/25/2055 - 11/25/2055 •	8,264	8,299
4.814% due 11/25/2054 •	69,022	69,317
4.824% due 10/25/2054 - 09/25/2055 •	70,572	71,044
4.874% due 10/25/2052 - 08/25/2055 •	76,505	77,088
4.974% due 08/25/2054 - 07/25/2055 •	29,354	29,456
5.024% due 01/25/2055 - 08/25/2055 •	38,775	38,921
5.074% due 12/25/2054 - 08/25/2055 •	25,397	25,508
5.109% due 12/15/2050 •	8,689	8,673
Federal Home Loan Mortgage Corp. STRIPS
4.673% due 02/15/2038 •	21,191	20,946
5.024% due 05/25/2054 •	18,448	18,514
Federal National Mortgage Association
2.500% due 02/01/2035	8,504	8,263
5.810% due 06/01/2031	5,600	5,823
Federal National Mortgage Association REMICS
1.250% due 05/25/2043	3,798	3,518
1.375% due 12/25/2027	2,070	2,037
1.500% due 07/25/2032	1,214	1,198
1.750% due 06/25/2027	1,346	1,328
2.500% due 03/25/2044	3	3
2.750% due 02/25/2044	36	36
3.000% due 06/25/2033 - 02/25/2044	305	303
3.500% due 06/25/2048	3,543	3,441
4.289% due 01/25/2048 •	1,174	1,158
4.389% due 09/25/2043 - 07/25/2050 •	11,489	11,238
4.439% due 07/25/2049 - 08/25/2049 •	17,150	16,840
4.489% due 12/25/2049 - 01/25/2050 •	6,502	6,392
4.536% due 12/25/2048 •	7,046	6,965
4.623% due 03/25/2048 - 06/25/2048 •	5,501	5,441
4.643% due 01/25/2045 •	1,663	1,625
4.673% due 10/25/2044 - 05/25/2058 •	26,855	26,582
4.723% due 07/25/2044 - 09/25/2049 •	9,214	9,125
4.743% due 11/25/2046 •	1,091	1,071
4.763% due 12/25/2046 •	839	832
4.773% due 07/25/2046 •	9,613	9,559
4.774% due 09/25/2054 - 08/25/2055 •	78,982	79,267
4.784% due 03/25/2055 •	9,467	9,502
4.824% due 01/25/2055 - 03/25/2055 •	10,006	10,053
4.874% due 05/25/2055 •	7,873	7,916
4.924% due 05/25/2055 - 09/25/2055 •	6,795	6,843
4.974% due 12/25/2054 - 11/25/2055 •	25,501	25,587
5.009% due 01/25/2051 •	4,740	4,748
5.024% due 01/25/2055 - 03/25/2055 •	38,572	38,707
5.034% due 03/25/2055 •	15,706	15,771
5.054% due 08/25/2055 •	18,728	18,802
5.074% due 12/25/2053 •	5,714	5,736
5.124% due 11/25/2053 - 02/25/2055 •	20,985	21,087
Government National Mortgage Association REMICS
2.500% due 01/20/2049 - 10/20/2049	2,840	2,557
4.000% due 07/20/2049 •	978	916
4.148% due 03/20/2037 •	726	717
4.158% due 04/20/2037 •	472	468
4.298% due 04/20/2049 •	4,214	4,145
4.387% due 02/20/2043 •	12,576	12,482
4.584% due 06/20/2067 •	98	98
4.614% due 04/20/2061 •	99	99
4.618% due 08/20/2075 •	17,898	18,078

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2025 (Unaudited)

4.814% due 04/20/2070 •		10,776	10,788
4.818% due 06/20/2055 - 07/20/2074 •		56,000	56,379
4.836% due 04/20/2054 •		1,000	1,000
4.864% due 08/20/2067 •		572	575
4.868% due 01/20/2054 - 05/20/2055 •		8,205	8,253
4.918% due 06/20/2055 •		10,783	10,824
5.018% due 05/20/2073 •		3,148	3,209
5.051% due 08/20/2062 ~		207	207
5.068% due 06/20/2055 - 07/20/2055 •		12,106	12,164
5.077% due 11/20/2067 •		502	508
5.227% due 06/20/2067 •		1,153	1,167
5.577% due 09/20/2067 •		2,834	2,873
5.581% due 07/20/2067 •		2,307	2,338
5.592% due 04/20/2067 •		1,034	1,046

Total U.S. Government Agencies (Cost $1,015,061)			1,010,618

U.S. TREASURY OBLIGATIONS 3.6%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2026 (g)		103,236	102,637
0.125% due 10/15/2026		96,397	95,508
2.125% due 04/15/2029 (g)(i)		19,264	19,675

Total U.S. Treasury Obligations (Cost $218,303)			217,820

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
Ashford Hospitality Trust 4.823% due 04/15/2035 •		1,673	1,671
Avon Finance 4.642% due 12/28/2049 •	GBP	15,682	21,167
BBCCRE Trust 3.966% due 08/10/2033		$2,000	1,866
Benchmark Mortgage Trust 4.203% due 10/10/2051		2,995	2,990
BSREP Commercial Mortgage Trust 4.815% due 08/15/2038 •		3,749	3,559
BX Commercial Mortgage Trust 4.594% due 10/15/2036 •		5,385	5,383
Citigroup Mortgage Loan Trust 3.375% due 10/25/2062 þ		20,694	19,556
Citigroup Mortgage Loan Trust, Inc. 5.374% due 06/25/2055 •		4,210	4,237
CSWF Corp. 4.931% due 06/15/2034 •		1,231	1,210
Finsbury Square Green PLC 4.428% due 12/16/2067 •	GBP	693	934
Government National Mortgage Association REMICS
4.688% due 09/20/2075 •		$9,679	9,712
4.698% due 10/20/2075 •		10,117	10,162
GS Mortgage-Backed Securities Trust 5.013% due 07/25/2065 þ		9,033	9,048
JP Morgan Chase Commercial Mortgage Securities Trust
4.875% due 06/15/2038 •		9,000	8,764
4.915% due 04/15/2038 •		7,447	7,448
JP Morgan Mortgage Trust
4.954% due 03/25/2066 ~		5,861	5,869
5.567% due 09/25/2065 ~		2,012	2,031
5.591% due 06/25/2065 þ		3,819	3,856
Lehman XS Trust 4.386% due 12/25/2035 •		272	259
MFA Trust
1.131% due 07/25/2060 ~		13,432	12,400
1.381% due 04/25/2065 ~		1,792	1,760
New Residential Mortgage Loan Trust 3.500% due 12/25/2057 ~		1,900	1,858
OBX Trust 5.988% due 01/25/2064 þ		3,759	3,794
Polaris PLC 4.579% due 10/23/2059 •	GBP	2,388	3,219
PRET Trust 4.000% due 03/25/2065 þ		$19,574	19,231
PRKCM Trust 5.101% due 10/25/2060 þ		6,597	6,614
Project Cashmere 4.543% due 12/30/2057 «(a)	AUD	46,200	30,832
PRPM LLC 4.990% due 12/25/2055 þ		$2,200	2,200
RCKT Mortgage Trust 5.582% due 12/25/2044 þ		8,036	8,124
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		394	386
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		7,596	7,353
2.900% due 10/25/2059 ~		3,356	3,241
Tower Bridge Funding PLC 4.552% due 12/20/2066 •	GBP	578	779

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2025 (Unaudited)

UWM Mortgage Trust 4.824% due 12/25/2051 •		$9,891	9,244
Verus Securitization Trust
1.262% due 10/25/2063 ~		85	83
5.712% due 01/25/2069 þ		5,359	5,389

Total Non-Agency Mortgage-Backed Securities (Cost $236,776)			236,229

ASSET-BACKED SECURITIES 19.6%
AUTOMOBILE ABS OTHER 2.0%
Cars Alliance Auto Loans Germany V 2.463% due 01/18/2036 •	EUR	26,147	30,756
GM Financial Automobile Leasing Trust 4.268% due 10/20/2027 •		$9,000	9,003
Hyundai Auto Receivables Trust 4.334% (SOFR30A + 0.350%) due 07/17/2028 ~		25,000	25,015
M&T Bank Auto Receivables Trust 4.484% due 05/15/2028 •		6,094	6,098
Metro Finance Trust 5.298% due 09/19/2028 •	AUD	14,696	9,811
Toyota Lease Owner Trust
4.258% due 05/22/2028 •		$15,000	15,011
4.358% due 02/22/2027 •		1,329	1,330
Volkswagen Auto Lease Trust
4.288% due 04/20/2028 •		20,000	20,009
4.388% due 12/21/2026 •		1,363	1,363

			118,396

AUTOMOBILE SEQUENTIAL 3.7%
CarMax Auto Owner Trust 4.590% due 07/17/2028		3,529	3,540
Carvana Auto Receivables Trust
4.550% due 05/10/2030		3,000	3,019
4.640% due 01/10/2030		2,000	2,013
Chase Auto Owner Trust
4.400% due 11/26/2027		40	40
4.940% due 07/25/2029		5,300	5,353
5.250% due 09/27/2027		326	326
5.680% due 01/25/2029		1,372	1,387
Enterprise Fleet Financing LLC
4.050% due 08/20/2028		16,400	16,433
4.690% due 07/20/2027		7,310	7,337
5.760% due 10/22/2029		540	542
Ford Credit Auto Owner Trust
3.880% due 06/15/2028		8,700	8,705
5.400% due 04/15/2027		2,969	2,973
GM Financial Automobile Leasing Trust
4.540% due 05/20/2027		18,091	18,137
4.550% due 07/20/2027		19,266	19,325
GM Financial Consumer Automobile Receivables Trust
4.880% due 08/16/2028		3,000	3,016
5.100% due 03/16/2029		6,411	6,465
5.450% due 06/16/2028		2,024	2,039
GM Financial Revolving Receivables Trust 4.980% due 12/11/2036		5,000	5,147
Harley-Davidson Motorcycle Trust 4.710% due 07/17/2028		10,963	10,994
Hertz Vehicle Financing III LLC 6.150% due 03/25/2030		5,000	5,242
Huntington Auto Trust 5.230% due 01/16/2029		4,540	4,586
Hyundai Auto Lease Securitization Trust
4.370% due 01/18/2028		14,500	14,558
4.770% due 03/15/2027		6,651	6,668
Hyundai Auto Receivables Trust 4.990% due 02/15/2029		5,087	5,131
M&T Bank Auto Receivables Trust 5.220% due 02/17/2032		4,900	4,955
Mercedes-Benz Auto Lease Trust 4.570% due 12/15/2026		306	306
Nissan Auto Lease Trust 4.920% due 11/15/2027		5,000	5,051
PenFed Auto Receivables Owner Trust 4.030% due 07/15/2030		3,500	3,511
SBNA Auto Lease Trust 5.560% due 11/22/2027		9,262	9,311
SFS Auto Receivables Securitization Trust
4.650% due 05/22/2028		1,965	1,968
5.470% due 10/20/2028		2,140	2,154
Toyota Auto Receivables Owner Trust 4.460% due 03/15/2028		5,948	5,963
Toyota Lease Owner Trust
4.210% due 09/20/2027		5,000	5,010

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2025 (Unaudited)

4.580% due 07/20/2027		23,877	23,954
World Omni Auto Receivables Trust
4.430% due 12/17/2029		5,000	5,032
4.780% due 01/18/2028		549	550
5.150% due 11/15/2028		2,371	2,385

			223,126

CMBS OTHER 0.0%
GPMT Ltd. 5.198% due 12/15/2036 •		1,860	1,863

CREDIT CARD BULLET 1.2%
American Express Credit Account Master Trust 5.230% due 09/15/2028		3,100	3,131
BA Credit Card Trust 4.930% due 05/15/2029		11,000	11,177
CARDS II Trust 4.630% due 03/15/2031		10,700	10,825
Evergreen Credit Card Trust 4.540% due 10/15/2029 •		36,600	36,738
Synchrony Card Funding LLC 5.040% due 03/15/2030		10,600	10,752

			72,623

CREDIT CARD OTHER 0.5%
Trillium Credit Card Trust II 4.297% due 09/26/2030 •		27,700	27,806

OTHER ABS 12.2%
37 Capital CLO 1 Ltd. 5.185% due 10/15/2034 •		6,200	6,211
522 Funding CLO Ltd.
5.060% due 10/23/2034 •		1,600	1,601
5.186% due 10/20/2031 •		3,976	3,978
AlbaCore Euro CLO IV DAC 2.999% due 07/15/2035 •	EUR	1,500	1,764
AMMC CLO 24 Ltd. 5.084% due 01/20/2035 •		$6,400	6,402
Anchorage Capital CLO 20 Ltd. 4.984% due 01/20/2035 •		2,100	2,100
Anchorage Credit Funding 19 Ltd. 5.036% due 10/25/2040		1,700	1,700
ARES European CLO X DAC 2.789% due 10/15/2031 •	EUR	5,689	6,690
ARES XLIV CLO Ltd. 5.035% due 04/15/2034 •		$20,600	20,607
ARES XXVII CLO Ltd. 5.009% due 10/28/2034 •		19,500	19,506
Atlantic Avenue Ltd. 5.144% due 01/20/2035 •		22,000	22,021
Bain Capital Credit CLO Ltd.
4.900% due 10/21/2034 •		1,000	999
5.124% due 07/19/2034 •		700	700
Barings Euro CLO DAC
0.000% due 08/15/2039 •(a)	EUR	13,000	15,278
3.250% due 10/21/2038 •		10,900	12,797
BlackRock European CLO VII DAC 2.629% due 10/15/2031 •		11,111	13,074
BlueMountain CLO XXXII Ltd. 5.005% due 10/15/2034 •		$11,000	11,004
BlueMountain CLO XXXIV Ltd. 5.034% due 04/20/2035 •		23,200	23,212
Cairn CLO X DAC 2.789% due 10/15/2031 •	EUR	12,761	15,008
Canyon CLO Ltd. 5.005% due 10/15/2034 •		$3,100	3,101
Carlyle Euro CLO DAC 2.954% due 08/15/2032 •	EUR	3,282	3,861
Carlyle Global Market Strategies CLO Ltd. 4.974% due 07/20/2034 •		$19,100	19,111
Carlyle Global Market Strategies Euro CLO Ltd. 2.814% due 11/15/2031 •	EUR	2,863	3,366
CarVal CLO I Ltd. 5.124% due 07/16/2031 •		$2,283	2,284
CCG Receivables Trust 4.480% due 10/14/2032		8,528	8,580
Commonbond Student Loan Trust 2.550% due 05/25/2041		97	93
CQS U.S. CLO Ltd. 5.084% due 01/20/2035 •		9,100	9,109
Cumulus Static CLO DAC 3.264% due 11/15/2033 •	EUR	5,118	6,024

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2025 (Unaudited)

CVC Cordatus Loan Fund XII DAC 0.000% due 01/23/2039 •(a)		1,920	2,256
Dryden 27 R Euro CLO DAC 2.686% due 04/15/2033 •		11,137	13,095
Dryden 52 Euro CLO DAC 2.924% due 05/15/2034 •		9,188	10,810
ECMC Group Student Loan Trust 4.739% due 02/27/2068 •		$9,188	9,144
Elevation CLO Ltd. 5.158% due 01/25/2035 •		4,700	4,707
Fortress Credit BSL VII Ltd. 4.950% due 07/23/2032 •		4,272	4,277
Gallatin CLO VIII Ltd. 5.256% due 07/15/2031 •		10,665	10,671
Golub Capital Partners CLO 50B-R Ltd. 4.994% due 04/20/2035 •		10,500	10,500
GreatAmerica Leasing Receivables Funding LLC 4.520% due 10/15/2027		2,295	2,304
Greywolf CLO III Ltd. 5.087% due 04/22/2033 •		697	698
Grosvenor Place CLO DAC 3.383% due 08/15/2039 •	EUR	13,600	15,983
Harvest CLO XXI DAC
1.040% due 07/15/2031		126	146
2.769% due 07/15/2031 •		8,583	10,095
Hayfin Emerald CLO VI DAC 3.259% due 10/15/2038 •		2,550	2,999
ICG U.S. CLO Ltd. 4.884% due 01/16/2033 •		$5,142	5,147
Invesco CLO Ltd. 5.034% due 07/20/2035 •		13,000	13,001
Jamestown CLO XVI Ltd. 4.978% due 07/25/2034 •		7,000	7,001
Jamestown CLO XVIII Ltd. 5.128% due 07/25/2035 •		12,800	12,819
Jubilee CLO DAC 2.659% due 04/15/2031 •	EUR	5,081	5,974
KKR CLO 16 Ltd. 4.988% due 10/20/2034 •		$15,550	15,555
KKR CLO 36 Ltd. 5.055% due 10/15/2034 •		18,300	18,306
LCM 30 Ltd. 5.226% due 04/20/2031 •		3,488	3,491
LCM 35 Ltd. 4.985% due 10/15/2034 •		5,600	5,599
Madison Park Funding XLVI Ltd. 4.905% due 10/15/2034 •		10,000	9,993
Mountain View CLO XIV Ltd. 6.813% due 10/15/2034 •		19,150	19,157
Navesink CLO 2 Ltd. 5.175% due 04/15/2036 •		4,500	4,500
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069		4,734	4,483
1.580% due 04/15/2070		6,167	5,609
1.690% due 05/15/2069		2,716	2,567
4.865% due 04/15/2069 •		2,471	2,459
Navient Refinance Loan Trust 4.800% due 10/15/2055		13,962	14,004
Nelnet Student Loan Trust
4.650% due 08/20/2054		13,500	13,464
4.670% due 06/22/2065		28,287	28,214
4.689% due 09/27/2038 •		6,391	6,372
4.839% due 02/25/2066 •		4,338	4,344
4.840% due 05/17/2055		14,971	15,035
Northwoods Capital XII-B Ltd. 4.913% due 06/15/2031 •		1,018	1,019
Ocean Trails CLO XI 4.914% due 07/20/2034 •		20,100	20,050
Palmer Square European Loan Funding DAC
2.859% due 10/15/2034 •	EUR	14,492	17,044
3.047% due 07/15/2035 •		12,500	14,692
PFS Financing Corp. 5.520% due 10/15/2028		$8,000	8,094
Post Road Equipment Finance LLC 4.900% due 05/15/2031		2,119	2,136
PPM CLO 3 Ltd. 5.002% due 07/17/2034 •		12,300	12,301
Providus CLO V DAC 3.314% due 11/15/2039 •	EUR	13,400	15,761
Regatta XVI Funding Ltd. 5.105% due 01/15/2033 •		$1,124	1,125
SLM Student Loan Trust
4.439% due 06/25/2043 •		10,397	10,228
4.639% due 06/26/2028 •		5,893	5,895
4.639% due 12/27/2038 •		5,304	5,282

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2025 (Unaudited)

SMB Private Education Loan Trust
1.290% due 07/15/2053	4,836	4,625
4.965% due 07/15/2053 •	591	593
5.240% due 03/15/2056	3,061	3,118
5.380% due 07/15/2053	4,288	4,381
5.634% due 09/15/2053 •	2,781	2,831
5.670% due 11/15/2052	4,146	4,261
Symphony CLO XXV Ltd. 4.874% due 04/19/2034 •	3,000	3,000
Trinitas CLO VI Ltd. 4.968% due 01/25/2034 •	5,400	5,402
Trinitas CLO XVII Ltd. 5.034% due 10/20/2034 •	2,500	2,501
Venture 33 CLO Ltd. 5.226% due 07/15/2031 •	1,521	1,522
Venture 44 CLO Ltd. 5.024% due 10/20/2034 •	5,300	5,302
Verizon Master Trust 4.170% due 08/20/2030	9,200	9,262
Voya CLO Ltd. 4.944% due 04/20/2034 •	8,000	7,999
Wellfleet CLO Ltd. 5.055% due 07/15/2034 •	7,150	7,153
Whetstone Park CLO Ltd. 4.954% due 01/20/2035 •	4,600	4,600

		735,137

Total Asset-Backed Securities (Cost $1,176,223)		1,178,951

SOVEREIGN ISSUES 0.6%
Eagle Funding Luxco SARL 5.500% due 08/17/2030	34,600	35,287
Korea National Oil Corp. 4.551% (SOFRRATE + 0.770%) due 03/31/2028 ~	3,000	3,009

Total Sovereign Issues (Cost $37,885)		38,296

SHORT-TERM INSTRUMENTS 4.8%
COMMERCIAL PAPER 1.3%
Edison International 4.550% due 01/06/2026	6,900	6,895
HCA, Inc.
4.100% due 01/21/2026	5,400	5,387
4.120% due 02/04/2026	3,100	3,088
4.300% due 01/05/2026	11,600	11,594
4.300% due 01/07/2026	5,900	5,895
4.300% due 01/13/2026	3,500	3,495
Jabil, Inc. 4.130% due 01/14/2026	26,200	26,155
Southern California Edison Co. 4.550% due 01/05/2026	16,900	16,891

		79,400

REPURCHASE AGREEMENTS (e) 3.3%		196,929

U.S. TREASURY BILLS 0.2%
3.741% due 01/08/2026 - 04/21/2026 (b)(c)(i)	9,348	9,283

Total Short-Term Instruments (Cost $285,629)		285,612

Total Investments in Securities (Cost $6,073,850)		6,085,187

Total Investments 101.0% (Cost $6,073,850)		$6,085,187
Financial Derivative Instruments (f)(h) (0.1)%(Cost or Premiums, net $5,077)		(4,352)
Other Assets and Liabilities, net (0.9)%		(54,517)

Net Assets 100.0%		$6,026,318

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.750%	12/31/2025	01/02/2026	$4,000	U.S. Treasury Notes 0.625% due 08/15/2030	$(4,077)	$4,000	$4,001
BUS	2.230	01/02/2026	01/14/2026	CAD	120,000	Province of Manitoba 2.850% due 09/05/2046	(29,990)	87,429	87,429
Province of Saskatchewan 2.350% - 3.900% due 06/02/2045 - 06/02/2060	(60,642)
SAL	3.870	12/31/2025	01/02/2026	$105,500	U.S. Treasury Bills 0.000% due 11/27/2026	(107,663)	105,500	105,523

Total Repurchase Agreements	$(202,372)	$196,929	$196,953

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(78,869) at a weighted average interest rate of 4.515%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond March Futures	03/2026	4,749	$332,757	$301	$91	$(91)
Canada Government 5-Year Bond March Futures	03/2026	1,848	152,534	(952)	0	(27)
U.S. Treasury 5-Year Note March Futures	03/2026	11,634	1,271,651	(1,774)	0	(1,364)

$(2,425)	$91	$(1,482)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2026	4,020	$(839,332)	$492	$283	$0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	681	(80,358)	661	255	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	1,088	(125,137)	127	204	0

$1,280	$742	$0

Total Futures Contracts	$(1,145)	$833	$(1,482)

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2025 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	103,200	$(501)	$1,073	$572	$116	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/11/2026	$912,700	1,132	313	1,445	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029	145,200	0	(1,669)	(1,669)	148	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	195,900	(718)	(1,869)	(2,587)	255	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030	341,511	37	1,416	1,453	488	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030	453,348	445	1	446	649	0

Total Swap Agreements	$395	$(735)	$(340)	$1,656	$(4)

(g)

Securities with an aggregate market value of $14,616 and cash of $34,088 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	01/2026	AUD	96,353	$62,631	$0	$(1,665)
BSH	01/2026	JPY	22,753	146	1	0
CBK	01/2026	AUD	2,450	1,631	0	(4)
01/2026	EUR	1,165	1,361	0	(7)
01/2026	ILS	2,588	804	0	(8)
01/2026	$43,563	AUD	66,180	598	0
FAR	01/2026	AUD	196,385	$127,555	0	(3,492)
01/2026	CAD	120,088	87,590	18	0
01/2026	GBP	21,024	27,609	0	(694)
GLM	01/2026	$805	ILS	2,601	11	0
MBC	01/2026	CAD	3,749	$2,664	0	(70)
01/2026	EUR	174,417	202,611	0	(2,268)
01/2026	GBP	1,040	1,382	0	(18)
01/2026	JPY	1,246	8	0	0
RYL	01/2026	$4,532	EUR	3,896	45	0
SCX	01/2026	JPY	17,650	$114	1	0
01/2026	$1,976	GBP	1,461	0	(9)
02/2026	105	HUF	34,530	0	0

Total Forward Foreign Currency Contracts	$674	$(8,235)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250%	12/09/2026	13,600	$6	$4
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	02/13/2026	1,868,100	1,244	28
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	12/09/2026	1,552,000	708	407
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	898,300	903	608
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	1,713,400	1,821	1,159

Total Purchased Options	$4,682	$2,206

(i)

Securities with an aggregate market value of $8,852 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2025 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,003,228	$0	$2,003,228
Industrials	0	894,160	0	894,160
Utilities	0	220,273	0	220,273
U.S. Government Agencies	0	1,010,618	0	1,010,618
U.S. Treasury Obligations	0	217,820	0	217,820
Non-Agency Mortgage-Backed Securities	0	205,397	30,832	236,229
Asset-Backed Securities
Automobile ABS Other	0	118,396	0	118,396
Automobile Sequential	0	223,126	0	223,126
CMBS Other	0	1,863	0	1,863
Credit Card Bullet	0	72,623	0	72,623
Credit Card Other	0	27,806	0	27,806
Other ABS	0	735,137	0	735,137
Sovereign Issues	0	38,296	0	38,296
Short-Term Instruments
Commercial Paper	0	79,400	0	79,400
Repurchase Agreements	0	196,929	0	196,929
U.S. Treasury Bills	0	9,283	0	9,283

Total Investments	$0	$6,054,355	$30,832	$6,085,187

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	91	2,398	0	2,489
Over the counter	0	2,880	0	2,880

	$91	$5,278	$0	$5,369
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(118)	(1,368)	0	(1,486)
Over the counter	0	(8,235)	0	(8,235)

	$(118)	$(9,603)	$0	$(9,721)

Total Financial Derivative Instruments	$(27)	$(4,325)	$0	$(4,352)

Totals	$(27)	$6,050,030	$30,832	$6,080,835

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.7% ¤
CORPORATE BONDS & NOTES 13.3%
BANKING & FINANCE 8.7%
ABN AMRO Bank NV 1.542% due 06/16/2027 •	$5,300	$5,236
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.750% due 01/30/2026	7,500	7,487
2.450% due 10/29/2026	21,300	21,016
Air Lease Corp.
1.875% due 08/15/2026	1,262	1,244
2.875% due 01/15/2026	206	206
3.750% due 06/01/2026	971	969
American Express Co.
4.498% (SOFRINDX + 0.650%) due 11/04/2026 ~	6,800	6,825
4.574% (SOFRRATE + 0.760%) due 02/13/2026 ~	1,600	1,600
4.857% (SOFRINDX + 0.970%) due 07/28/2027 ~	3,000	3,011
American Honda Finance Corp.
4.352% due 12/11/2026 •	3,144	3,150
4.445% due 11/19/2027 •	26,700	26,712
4.605% due 10/06/2026 •	11,200	11,219
4.950% due 01/09/2026	600	600
American Tower Corp.
1.450% due 09/15/2026	1,450	1,424
2.750% due 01/15/2027	400	395
3.125% due 01/15/2027	3,000	2,973
3.375% due 10/15/2026	1,600	1,592
4.400% due 02/15/2026	264	264
Asian Development Bank 4.728% (SOFRINDX + 1.000%) due 06/16/2026 ~	10,300	10,344
Athene Global Funding
1.450% due 01/08/2026	1,500	1,499
4.504% due 08/10/2026 •	47,500	47,559
4.675% (SOFRINDX + 0.850%) due 05/08/2026 ~	1,000	1,002
4.805% (SOFRINDX + 1.030%) due 08/27/2026 ~	11,900	11,941
4.950% due 01/07/2027	11,600	11,687
5.339% due 01/15/2027	14,700	14,886
5.620% due 05/08/2026	11,378	11,434
5.684% due 02/23/2026	14,500	14,530
Australia & New Zealand Banking Group Ltd. 4.336% (SOFRRATE + 0.560%) due 03/18/2026 ~	3,947	3,951
Bank of America Corp.
3.559% due 04/23/2027 •	8,500	8,485
5.080% due 01/20/2027 •	23,096	23,108
Bank of Montreal
4.888% (SOFRINDX + 1.160%) due 12/11/2026 ~	510	514
5.073% (SOFRINDX + 1.330%) due 06/05/2026 ~	5,800	5,827
Bank of New York Mellon 4.647% (SOFRINDX + 0.710%) due 04/20/2027 ~	4,882	4,889
Bank of Nova Scotia
4.310% (SOFRINDX + 0.545%) due 03/02/2026 ~	1,657	1,658
4.750% due 02/02/2026	496	496
Banque Federative du Credit Mutuel SA
4.935% due 01/26/2026	11,760	11,767
5.038% (SOFRRATE + 1.130%) due 01/23/2027 ~	225	226
Barclays PLC
4.375% due 01/12/2026	10,700	10,701
5.829% due 05/09/2027 •	22,600	22,731
BPCE SA
5.100% due 01/26/2026	1,800	1,801
5.975% due 01/18/2027 •	10,800	10,807
Brown & Brown, Inc. 4.600% due 12/23/2026	1,300	1,307
Canadian Imperial Bank of Commerce 1.250% due 06/22/2026	700	691
Caterpillar Financial Services Corp. 4.235% due 02/27/2026 •	2,293	2,294
Charles Schwab Corp. 4.334% (SOFRINDX + 0.520%) due 05/13/2026 ~	4,400	4,403
Citibank NA
4.457% (SOFRINDX + 0.590%) due 04/30/2026 ~	2,100	2,102
4.532% (SOFRRATE + 0.708%) due 08/06/2026 ~	8,200	8,215
Citigroup Global Markets Holdings, Inc. 4.190% (SOFRRATE + 0.480%) due 01/20/2026 ~	10,400	10,401

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2025 (Unaudited)

Citigroup, Inc. 1.122% due 01/28/2027 •	22,000	21,950
Commonwealth Bank of Australia
4.272% (SOFRRATE + 0.460%) due 11/27/2026 ~	14,400	14,426
4.291% (SOFRRATE + 0.520%) due 06/15/2026 ~	3,800	3,805
4.521% (SOFRRATE + 0.750%) due 03/13/2026 ~	1,500	1,502
Cooperatieve Rabobank UA
1.106% due 02/24/2027 •	1,000	996
4.689% (SOFRINDX + 0.710%) due 01/09/2026 ~	28,900	28,903
4.911% (SOFRINDX + 0.900%) due 10/05/2026 ~	450	452
Corebridge Global Funding 5.350% due 06/24/2026	1,200	1,208
Crown Castle, Inc.
1.050% due 07/15/2026	23,400	23,019
3.700% due 06/15/2026	660	659
4.000% due 03/01/2027	600	599
4.450% due 02/15/2026	1,500	1,500
Deutsche Bank AG
1.686% due 03/19/2026	735	732
2.311% due 11/16/2027 •	1,275	1,255
4.100% due 01/13/2026	3,090	3,090
Equinix, Inc. 2.900% due 11/18/2026	3,400	3,368
European Bank for Reconstruction & Development 4.153% (SOFRINDX + 0.190%) due 04/14/2026 ~	30,000	29,997
GA Global Funding Trust 1.625% due 01/15/2026	900	899
General Motors Financial Co., Inc. 1.250% due 01/08/2026	2,900	2,899
Goldman Sachs Bank USA
4.495% (SOFRRATE + 0.770%) due 03/18/2027 ~	2,600	2,603
4.539% (SOFRRATE + 0.750%) due 05/21/2027 ~	8,900	8,914
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	24,700	24,575
1.542% due 09/10/2027 •	5,700	5,602
1.948% due 10/21/2027 •	24,100	23,698
4.548% due 03/09/2027 •	3,400	3,404
4.550% (SOFRRATE + 0.820%) due 09/10/2027 ~	1,600	1,603
4.850% (SOFRRATE + 0.920%) due 10/21/2027 ~	4,513	4,529
5.871% (US0003M + 1.750%) due 10/28/2027 ~	1,331	1,348
International Bank for Reconstruction & Development
4.000% (SOFRINDX + 0.270%) due 06/15/2027 ~	7,500	7,505
4.076% (SOFRINDX + 0.280%) due 02/23/2027 ~	2,300	2,303
4.357% due 01/12/2027 •	8,500	8,511
Jackson National Life Global Funding
4.900% due 01/13/2027	1,000	1,009
5.500% due 01/09/2026	700	700
5.600% due 04/10/2026	2,900	2,912
John Deere Capital Corp.
4.345% (SOFRRATE + 0.570%) due 03/03/2026 ~	2,400	2,402
4.541% due 06/08/2026 •	910	913
JPMorgan Chase & Co.
1.040% due 02/04/2027 •	800	798
1.470% due 09/22/2027 •	2,618	2,571
3.960% due 01/29/2027 •	34,600	34,594
4.797% (SOFRRATE + 0.885%) due 04/22/2027 ~	1,700	1,704
JPMorgan Chase Bank NA 4.493% due 04/29/2026 •	900	901
Kreditanstalt fuer Wiederaufbau 4.896% (SOFRINDX + 1.000%) due 10/30/2026 ~	7,400	7,449
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.829% (SOFRINDX + 1.000%) due 02/11/2027 ~	1,800	1,816
4.835% (SOFRINDX + 1.000%) due 05/08/2026 ~	17,000	17,047
MassMutual Global Funding II 4.955% (SOFRRATE + 0.980%) due 07/10/2026 ~	300	301
Morgan Stanley
1.512% due 07/20/2027 •	1,600	1,578
1.593% due 05/04/2027 •	8,100	8,030
5.050% due 01/28/2027 •	11,600	11,608
Morgan Stanley Bank NA 4.644% (SOFRRATE + 0.685%) due 10/15/2027 ~	8,500	8,519
National Australia Bank Ltd. 4.442% (SOFRRATE + 0.550%) due 01/29/2026 ~	450	450
Nationwide Building Society 4.000% due 09/14/2026	400	399
NatWest Group PLC 4.800% due 04/05/2026	2,750	2,757
New York Life Global Funding
4.218% (SOFRRATE + 0.480%) due 06/09/2026 ~	3,835	3,839
4.526% due 01/16/2026 •	9,000	9,002
Nomura Holdings, Inc. 1.653% due 07/14/2026	5,800	5,729
Nordea Bank Abp 1.500% due 09/30/2026	1,000	983
Pacific Life Global Funding II 4.328% due 03/27/2026 •	2,755	2,757

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2025 (Unaudited)

PNC Bank NA 4.459% (SOFRRATE + 0.500%) due 01/15/2027 ~	22,900	22,928
PNC Financial Services Group, Inc. 4.758% due 01/26/2027 •	2,838	2,839
Principal Life Global Funding II 5.000% due 01/16/2027	5,400	5,454
Protective Life Global Funding
4.412% (SOFRRATE + 0.500%) due 07/22/2026 ~	21,500	21,534
4.992% due 01/12/2027	288	291
5.209% due 04/14/2026	3,800	3,812
Royal Bank of Canada
4.314% (SOFRINDX + 0.460%) due 08/03/2026 ~	1,000	1,001
4.462% (SOFRRATE + 0.525%) due 01/20/2026 ~	10,100	10,102
4.466% (SOFRINDX + 0.570%) due 04/27/2026 ~	600	601
4.510% due 10/18/2027 •	10,100	10,142
4.875% due 01/12/2026	4,290	4,291
Santander Holdings USA, Inc. 3.244% due 10/05/2026	25,600	25,447
Standard Chartered PLC 4.050% due 04/12/2026	1,600	1,600
Sumitomo Mitsui Financial Group, Inc.
1.402% due 09/17/2026	20,090	19,741
2.632% due 07/14/2026	5,700	5,661
3.784% due 03/09/2026	30,691	30,682
5.289% (SOFRRATE + 1.300%) due 07/13/2026 ~	500	503
5.419% (SOFRRATE + 1.430%) due 01/13/2026 ~	1,499	1,500
Sumitomo Mitsui Trust Bank Ltd. 5.650% due 03/09/2026	2,000	2,007
Toronto-Dominion Bank
1.200% due 06/03/2026	3,600	3,559
4.320% (SOFRRATE + 0.590%) due 09/10/2026 ~	1,900	1,904
5.021% (SOFRRATE + 1.080%) due 07/17/2026 ~	6,300	6,330
5.103% due 01/09/2026	693	693
Toyota Motor Credit Corp.
4.140% due 06/09/2027 •	7,000	7,002
4.425% (SOFRINDX + 0.450%) due 04/10/2026 ~	19,060	19,075
UBS AG 4.303% (SOFRRATE + 0.500%) due 05/17/2027 ~	4,000	4,005
UBS Group AG
1.305% due 02/02/2027 •	3,600	3,590
1.494% due 08/10/2027 •	1,400	1,378
5.711% due 01/12/2027 •	7,575	7,578
Voya Financial, Inc. 3.650% due 06/15/2026	700	699
Wells Fargo & Co. 3.000% due 04/22/2026	3,400	3,391
Wells Fargo Bank NA
4.798% (SOFRRATE + 1.070%) due 12/11/2026 ~	6,952	7,001
4.886% (SOFRRATE + 1.060%) due 08/07/2026 ~	875	879
Westpac Banking Corp. 4.376% (SOFRRATE + 0.420%) due 04/16/2026 ~	1,100	1,101
Weyerhaeuser Co. 4.750% due 05/15/2026	3,350	3,357

		965,479

INDUSTRIALS 3.6%
Altria Group, Inc. 4.400% due 02/14/2026	10,949	10,949
BAT Capital Corp.
3.215% due 09/06/2026	1,500	1,493
4.700% due 04/02/2027	700	705
BAT International Finance PLC 1.668% due 03/25/2026	47,198	46,941
Boeing Co.
2.196% due 02/04/2026	22,087	22,046
2.250% due 06/15/2026	4,900	4,858
2.750% due 02/01/2026	27,630	27,599
3.100% due 05/01/2026	7,600	7,571
Cigna Group 1.250% due 03/15/2026	600	597
Conagra Brands, Inc. 5.300% due 10/01/2026	2,400	2,421
Constellation Brands, Inc. 3.700% due 12/06/2026	3,200	3,193
Cox Communications, Inc. 3.350% due 09/15/2026	4,800	4,776
CVS Health Corp.
2.875% due 06/01/2026	2,300	2,289
3.000% due 08/15/2026	3,700	3,676
Danone SA 2.947% due 11/02/2026	10,700	10,614
Dell International LLC/EMC Corp. 4.900% due 10/01/2026	1,300	1,306
Deutsche Telekom International Finance BV 3.600% due 01/19/2027	11,700	11,655

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2025 (Unaudited)

Diamondback Energy, Inc. 3.250% due 12/01/2026	2,500	2,483
Enbridge, Inc. 5.900% due 11/15/2026	4,600	4,668
Energy Transfer LP
4.750% due 01/15/2026	671	671
6.050% due 12/01/2026	2,310	2,348
Expedia Group, Inc. 5.000% due 02/15/2026	166	166
GATX Corp. 3.250% due 09/15/2026	1,900	1,891
General Electric Co. 4.542% (US0003M + 0.380%) due 05/05/2026 ~	1,500	1,502
General Mills, Inc. 4.700% due 01/30/2027	5,800	5,845
GlaxoSmithKline Capital PLC 4.225% (SOFRRATE + 0.500%) due 03/12/2027 ~	300	301
Global Payments, Inc. 1.200% due 03/01/2026	11,600	11,547
HCA, Inc.
4.500% due 02/15/2027	11,006	11,032
5.375% due 09/01/2026	14,300	14,332
Hewlett Packard Enterprise Co. 4.450% due 09/25/2026	6,900	6,921
L3Harris Technologies, Inc. 5.400% due 01/15/2027	3,400	3,450
Lockheed Martin Corp. 3.550% due 01/15/2026	500	500
Lowe's Cos., Inc. 2.500% due 04/15/2026	1,232	1,227
Marriott International, Inc. 5.450% due 09/15/2026	3,100	3,129
Marvell Technology, Inc. 1.650% due 04/15/2026	1,700	1,689
Mercedes-Benz Finance North America LLC 4.522% (SOFRRATE + 0.630%) due 07/31/2026 ~	13,000	13,026
Molson Coors Beverage Co. 3.000% due 07/15/2026	1,700	1,691
Mondelez International Holdings Netherlands BV 1.250% due 09/24/2026	300	294
MPLX LP 1.750% due 03/01/2026	9,800	9,762
NTT Finance Corp. 1.162% due 04/03/2026	3,295	3,271
Oracle Corp.
1.650% due 03/25/2026	67,100	66,683
2.650% due 07/15/2026	9,300	9,225
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.700% due 06/15/2026	100	99
5.750% due 05/24/2026	312	313
PepsiCo, Inc. 4.214% (SOFRINDX + 0.400%) due 02/13/2026 ~	900	900
RTX Corp. 5.000% due 02/27/2026	400	400
Starbucks Corp.
2.000% due 03/12/2027	434	424
2.450% due 06/15/2026	700	695
T-Mobile USA, Inc.
1.500% due 02/15/2026	2,000	1,993
2.250% due 02/15/2026	3,500	3,492
2.625% due 04/15/2026	6,000	5,977
Take-Two Interactive Software, Inc. 5.000% due 03/28/2026	3,504	3,512
TSMC Global Ltd. 1.250% due 04/23/2026	3,100	3,074
UnitedHealth Group, Inc. 4.459% (SOFRRATE + 0.500%) due 07/15/2026 ~	4,700	4,708
VMware LLC 1.400% due 08/15/2026	1,400	1,380
Volkswagen Group of America Finance LLC
3.200% due 09/26/2026	510	507
4.555% (SOFRRATE + 0.830%) due 03/20/2026 ~	2,000	2,002
5.400% due 03/20/2026	22,000	22,059
5.700% due 09/12/2026	7,300	7,378

		399,256

UTILITIES 1.0%
Ameren Corp. 5.700% due 12/01/2026	10,600	10,748
AT&T, Inc. 1.700% due 03/25/2026	200	199
CenterPoint Energy, Inc. 1.450% due 06/01/2026	750	742
Georgia Power Co. 4.003% (SOFRINDX + 0.280%) due 09/15/2026 ~	6,700	6,701

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2025 (Unaudited)

Monongahela Power Co. 3.550% due 05/15/2027	2,000	1,989
National Rural Utilities Cooperative Finance Corp. 4.358% (SOFRRATE + 0.580%) due 11/22/2026 ~	3,600	3,609
NextEra Energy Capital Holdings, Inc. 4.633% (SOFRINDX + 0.760%) due 01/29/2026 ~	6,460	6,463
ONEOK, Inc. 4.850% due 07/15/2026	3,600	3,607
Pacific Gas & Electric Co.
2.950% due 03/01/2026	9,500	9,477
3.150% due 01/01/2026	34,594	34,594
Pinnacle West Capital Corp. 4.550% (SOFRRATE + 0.820%) due 06/10/2026 ~	12,100	12,122
San Diego Gas & Electric Co. 6.000% due 06/01/2026	2,400	2,418
Southwestern Electric Power Co. 1.650% due 03/15/2026	13,900	13,826
WEC Energy Group, Inc. 4.750% due 01/09/2026	1,600	1,600

		108,095

Total Corporate Bonds & Notes (Cost $1,471,507)		1,472,830

U.S. GOVERNMENT AGENCIES 1.6%
Federal Home Loan Banks 3.890% due 10/05/2027 •	114,000	113,999
Federal National Mortgage Association
2.120% due 09/01/2026	27,000	26,638
2.400% due 08/01/2026	33,900	33,536
3.343% due 11/01/2026 ~	1,514	1,506

Total U.S. Government Agencies (Cost $175,694)		175,679

U.S. TREASURY OBLIGATIONS 0.8%
U.S. Treasury Floating Rate Notes
3.700% due 01/31/2027 •	70,700	70,683
3.784% due 07/31/2026 •	18,200	18,207

Total U.S. Treasury Obligations (Cost $88,842)		88,890

ASSET-BACKED SECURITIES 0.2%
AUTOMOBILE SEQUENTIAL 0.2%
American Heritage Auto Receivables Issuer Trust 4.453% due 09/15/2026	749	750
Carvana Auto Receivables Trust 4.082% due 12/10/2026	5,926	5,928
Enterprise Fleet Financing LLC
4.103% due 10/20/2026	11,721	11,732
4.555% due 05/20/2026	4,194	4,197
GM Financial Automobile Leasing Trust 4.359% due 08/20/2026	356	356
Stellantis Financial Underwritten Enhanced Lease Trust 4.390% due 08/20/2026	3,272	3,275
World Omni Auto Receivables Trust 4.359% due 08/17/2026	2,562	2,563

Total Asset-Backed Securities (Cost $28,779)		28,801

SOVEREIGN ISSUES 1.3%
BNG Bank NV 4.860% (SOFRINDX + 1.000%) due 08/05/2026 ~	8,200	8,237
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026	500	503
CPPIB Capital, Inc. 4.412% (SOFRRATE + 0.500%) due 07/27/2026 ~	13,900	13,929
Export Development Canada 3.864% (FEDL01 + 0.224%) due 08/13/2026 ~	50,000	50,018
Kommunalbanken AS 4.725% (SOFRINDX + 1.000%) due 06/17/2026 ~	5,150	5,170
Kommunekredit 4.912% (SOFRRATE + 1.000%) due 07/27/2026 ~	4,900	4,923
Korea Gas Corp. 2.250% due 07/18/2026	13,500	13,379
Korea National Oil Corp. 1.250% due 04/07/2026	1,200	1,191

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2025 (Unaudited)

Svensk Exportkredit AB 4.860% (SOFRRATE + 1.000%) due 05/05/2027 ~	42,600	43,030

Total Sovereign Issues (Cost $140,320)		140,380

SHORT-TERM INSTRUMENTS 102.5%
CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC 4.080% (SOFRRATE + 0.400%) due 11/13/2026	12,900	12,903
BNP Paribas SA 3.970% (SOFRRATE + 0.200%) due 02/26/2026	31,800	31,803
Canadian Imperial Bank of Commerce 4.490% due 01/23/2026	310	310
Mizuho Bank Ltd. 3.990% (SOFRRATE + 0.230%) due 04/16/2026	8,100	8,101
MUFG Bank Ltd. 4.240% due 02/04/2026	16,000	16,001
National Bank of Kuwait 4.150% (SOFRRATE + 0.380%) due 05/26/2026	6,000	6,000
Sumitomo Mitsui Banking Corp. 3.990% (SOFRRATE + 0.230%) due 04/07/2026	3,500	3,501
Sumitomo Mitsui Trust 4.100% (SOFRRATE + 0.340%) due 01/22/2026	21,900	21,900

		100,519

COMMERCIAL PAPER 1.3%
Air Lease Corp.
4.180% due 01/07/2026	3,500	3,497
4.180% due 01/09/2026	1,900	1,898
4.220% due 01/12/2026	5,700	5,692
AMETEK, Inc. 4.020% due 01/12/2026	10,200	10,187
Bank of America NA 4.020% due 10/02/2026	400	400
Crown Castle, Inc.
4.150% due 01/20/2026	84,400	84,204
4.150% due 01/21/2026	8,600	8,579
Edison International
4.550% due 01/05/2026	1,300	1,299
4.550% due 01/06/2026	1,600	1,599
Equifax, Inc. 4.060% due 01/09/2026	3,800	3,796
HCA, Inc.
4.100% due 01/21/2026	4,800	4,789
4.100% due 01/26/2026	700	698
4.120% due 02/02/2026	1,500	1,494
4.120% due 02/04/2026	2,900	2,889
4.120% due 02/12/2026	1,800	1,791
Keurig Dr. Pepper, Inc. 4.000% due 01/07/2026	3,200	3,198
Southern California Edison Co. 4.550% due 01/05/2026	8,100	8,096
TELUS Corp. 4.350% due 03/02/2026	300	298

		144,404

REPURCHASE AGREEMENTS (d) 100.1%		11,085,356

SHORT-TERM NOTES 0.2%
ARI Fleet Lease Trust 4.559% due 05/15/2026	2,790	2,793
CarMax Auto Owner Trust 4.474% due 07/15/2026	4,965	4,966
Enterprise Fleet Financing LLC 4.551% due 07/20/2026	2,174	2,177
Federal Home Loan Bank Discount Notes 3.400% due 01/06/2026 (a)(b)	8,100	8,095
PenFed Auto Receivables Owner Trust 4.178% due 09/15/2026	432	432

		18,463

U.S. TREASURY BILLS 0.0%
3.633% due 02/17/2026 (b)(c)	1,200	1,195

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $11,349,956)	11,349,937

Total Investments in Securities (Cost $13,255,098)	13,256,517

Total Investments 119.7% (Cost $13,255,098)	$13,256,517
Other Assets and Liabilities, net (19.7)%	(2,177,760)

Net Assets 100.0%	$11,078,757

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BCY	3.820%	01/02/2026	01/05/2026	$500,000	U.S. Treasury Bonds 4.750% due 11/15/2053	$(507,719)	$500,000	$500,000
	3.900	12/31/2025	01/02/2026	500,000	U.S. Treasury Bonds 4.750% due 11/15/2053	(507,387)	500,000	500,108
BOS	3.720	12/22/2025	01/21/2026	150,000	U.S. Treasury Notes 3.875% due 07/15/2028	(153,202)	150,000	150,171
	3.730	12/12/2025	01/15/2026	200,000	U.S. Treasury Notes 3.500% due 01/31/2030	(204,626)	200,000	200,435
	3.750	12/31/2025	01/02/2026	113,300	U.S. Treasury Notes 4.500% due 11/15/2033	(115,366)	113,300	113,324
	3.750	12/15/2025	01/12/2026	200,000	U.S. Treasury Notes 4.000% due 10/31/2029	(204,783)	200,000	200,375
	3.760	12/17/2025	01/06/2026	800,000	U.S. Treasury Notes 3.625% due 08/15/2028	(817,165)	800,000	801,337
	3.760	12/15/2025	01/09/2026	200,000	U.S. Treasury Notes 1.000% due 07/31/2028	(204,636)	200,000	200,376
	3.760	12/18/2025	01/12/2026	375,000	U.S. Treasury Notes 3.875% due 06/15/2028	(383,264)	375,000	375,587
	3.760	12/18/2025	01/13/2026	100,000	U.S. Treasury Notes 4.000% due 01/31/2029	(102,200)	100,000	100,157
	3.760	12/18/2025	01/15/2026	200,000	U.S. Treasury Notes 3.625% due 08/31/2029	(204,255)	200,000	200,313
	3.760	12/26/2025	01/20/2026	75,000	U.S. Treasury Notes 4.000% due 02/29/2028	(76,620)	75,000	75,055
	3.770	12/16/2025	01/06/2026	400,000	U.S. Treasury Notes 4.250% due 01/15/2028	(409,203)	400,000	400,712
	3.770	12/18/2025	01/06/2026	550,000	U.S. Treasury Notes 3.875% - 4.000% due 05/31/2027 - 12/15/2027	(561,801)	550,000	550,864
	3.770	01/02/2026	01/07/2026	1,500,000	U.S. Treasury Notes 2.875% - 4.875% due 01/31/2029 - 03/31/2031	(1,530,500)	1,500,000	1,500,000
	3.780	12/11/2025	01/13/2026	50,000	U.S. Treasury Notes 3.875% due 03/15/2028	(51,179)	50,000	50,116
	3.790	12/11/2025	01/02/2026	50,000	U.S. Treasury Notes 4.125% due 10/31/2026	(51,146)	50,000	50,116
	3.790	01/02/2026	01/05/2026	115,000	U.S. Treasury Notes 1.125% - 3.500% due 11/30/2030 - 02/15/2031	(117,298)	115,000	115,000
	3.790	12/31/2025	01/06/2026	375,000	U.S. Treasury Notes 3.625% - 4.125% due 05/31/2028 - 07/31/2028	(382,461)	375,000	375,079
	3.800	12/19/2025	01/16/2026	100,000	U.S. Treasury Notes 3.625% due 08/31/2029	(101,999)	100,000	100,148
	3.820	12/19/2025	01/05/2026	100,000	U.S. Treasury Notes 0.500% due 08/31/2027	(102,169)	100,000	100,149
	3.840	12/10/2025	01/09/2026	325,000	U.S. Treasury Notes 4.250% due 02/28/2029	(333,409)	325,000	325,797
	3.850	12/09/2025	01/05/2026	100,000	U.S. Treasury Notes 3.750% due 05/15/2028	(102,452)	100,000	100,257
	3.850	12/26/2025	01/05/2026	475,000	U.S. Treasury Notes 4.000% due 12/15/2027	(485,399)	475,000	475,356
	3.850	12/29/2025	01/06/2026	375,000	U.S. Treasury Notes 4.250% due 06/30/2029	(375,072)	375,000	375,160
	3.860	12/10/2025	01/02/2026	400,000	U.S. Treasury Notes 2.750% due 05/31/2029	(410,306)	400,000	400,986
	3.870	12/31/2025	01/02/2026	1,213,200	U.S. Treasury Notes 2.750% - 4.000% due 07/31/2027 - 01/31/2031	(1,237,558)	1,213,200	1,213,461
	3.900	12/31/2025	01/02/2026	125,000	U.S. Treasury Notes 3.500% due 09/30/2029	(127,528)	125,000	125,027
	3.750	12/31/2025	01/02/2026	77,600	U.S. Treasury Bonds 1.750% due 08/15/2041	(78,809)	77,600	77,616
BPS	3.750	01/02/2026	01/05/2026	40,000	U.S. Treasury Bonds 1.750% due 08/15/2041	(40,699)	40,000	40,000
	3.930	12/31/2025	01/02/2026	4,900	U.S. Treasury Inflation Protected Securities 1.375% due 07/15/2033	(4,993)	4,900	4,901
BRC	3.900	12/31/2025	01/02/2026	100,000	U.S. Treasury Inflation-Indexed Notes 1.875% due 07/15/2035	(101,779)	100,000	100,022
FICC STR	3.820	12/31/2025	01/02/2026	594,700	U.S. Treasury Notes 4.375% due 12/31/2029	(606,594)	594,700	594,826
JPS	3.780	11/12/2025	TBD(2)	490,456	U.S. Treasury Bonds 2.000% - 3.875% due 08/15/2040 - 08/15/2051	(492,142)	490,456	493,082
	3.820	01/02/2026	01/05/2026	100,000	U.S. Treasury Inflation Protected Securities 1.625% due 10/15/2029	(102,068)	100,000	100,000
	3.900	12/31/2025	01/02/2026	11,200	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2026	(11,418)	11,200	11,202

Total Repurchase Agreements						$(11,299,205)	$11,085,356	$11,097,115

Cash of $7,840 has been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$965,479	$0	$965,479
Industrials	0	399,256	0	399,256
Utilities	0	108,095	0	108,095
U.S. Government Agencies	0	175,679	0	175,679
U.S. Treasury Obligations	0	88,890	0	88,890
Asset-Backed Securities
Automobile Sequential	0	28,801	0	28,801
Sovereign Issues	0	140,380	0	140,380
Short-Term Instruments
Certificates of Deposit	0	100,519	0	100,519
Commercial Paper	0	144,404	0	144,404
Repurchase Agreements	0	11,085,356	0	11,085,356
Short-Term Notes	0	18,463	0	18,463
U.S. Treasury Bills	0	1,195	0	1,195

Total Investments	$0	$13,256,517	$0	$13,256,517

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.6% ¤
CORPORATE BONDS & NOTES 16.3%
BANKING & FINANCE 11.0%
ABN AMRO Bank NV
1.542% due 06/16/2027 •	$15,989	$15,797
4.800% due 04/18/2026	400	401
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.750% due 01/30/2026	6,490	6,479
2.450% due 10/29/2026	66,919	66,028
6.100% due 01/15/2027	148	151
Air Lease Corp.
1.875% due 08/15/2026	800	788
2.875% due 01/15/2026	200	200
3.750% due 06/01/2026	700	699
American Express Co.
4.498% (SOFRINDX + 0.650%) due 11/04/2026 ~	14,396	14,449
4.574% (SOFRRATE + 0.760%) due 02/13/2026 ~	6,700	6,701
4.857% (SOFRINDX + 0.970%) due 07/28/2027 ~	7,815	7,843
American Honda Finance Corp.
4.352% due 12/11/2026 •	20,700	20,736
4.443% due 05/20/2026 •	30,000	30,049
4.445% due 11/19/2027 •	71,300	71,332
4.472% due 01/12/2026 •	9,300	9,301
4.605% due 10/06/2026 •	7,200	7,212
4.689% (SOFRRATE + 0.710%) due 01/09/2026 ~	2,970	2,970
4.889% (SOFRRATE + 0.920%) due 01/12/2026 ~	2,312	2,312
American Tower Corp.
1.450% due 09/15/2026	4,100	4,026
1.600% due 04/15/2026	305	303
2.750% due 01/15/2027	1,350	1,333
3.125% due 01/15/2027	11,442	11,339
3.375% due 10/15/2026	4,415	4,393
4.400% due 02/15/2026	717	717
Asian Development Bank 4.728% (SOFRINDX + 1.000%) due 06/16/2026 ~	17,400	17,474
Athene Global Funding
1.450% due 01/08/2026	8,721	8,717
4.504% due 08/10/2026 •	97,900	98,022
4.675% (SOFRINDX + 0.850%) due 05/08/2026 ~	882	883
4.696% due 07/16/2026 •	52,900	52,985
4.805% (SOFRINDX + 1.030%) due 08/27/2026 ~	36,335	36,461
4.824% (SOFRINDX + 0.830%) due 01/07/2027 ~	20,304	20,349
4.938% (SOFRINDX + 1.210%) due 03/25/2027 ~	1,192	1,200
4.950% due 01/07/2027	18,693	18,833
5.339% due 01/15/2027	23,702	24,001
5.620% due 05/08/2026	40,811	41,011
5.684% due 02/23/2026	32,900	32,969
Australia & New Zealand Banking Group Ltd.
4.242% (SOFRRATE + 0.470%) due 12/16/2026 ~	5,000	5,011
4.336% (SOFRRATE + 0.560%) due 03/18/2026 ~	4,744	4,749
Banco Santander SA 1.849% due 03/25/2026	1,820	1,811
Bank of America Corp.
1.658% due 03/11/2027 •	1,350	1,344
3.559% due 04/23/2027 •	9,000	8,984
5.080% due 01/20/2027 •	69,341	69,376
Bank of America NA 4.823% (SOFRRATE + 1.020%) due 08/18/2026 ~	1,500	1,507
Bank of Montreal
4.343% (SOFRINDX + 0.620%) due 09/15/2026 ~	3,000	3,007
4.567% due 09/10/2027 •	7,400	7,430
5.073% (SOFRINDX + 1.330%) due 06/05/2026 ~	5,504	5,530
5.266% due 12/11/2026	1,640	1,661
Bank of New York Mellon 4.647% (SOFRINDX + 0.710%) due 04/20/2027 ~	12,900	12,918
Bank of Nova Scotia
4.310% (SOFRINDX + 0.545%) due 03/02/2026 ~	2,564	2,565
4.333% (SOFRRATE + 0.610%) due 09/15/2026 ~	700	702
Banque Federative du Credit Mutuel SA 4.935% due 01/26/2026	1,000	1,001
Barclays PLC
4.375% due 01/12/2026	24,299	24,301
5.829% due 05/09/2027 •	79,119	79,577

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2025 (Unaudited)

BPCE SA
1.000% due 01/20/2026		500	499
5.100% due 01/26/2026		3,140	3,142
5.975% due 01/18/2027 •		33,023	33,043
Brown & Brown, Inc. 4.600% due 12/23/2026		4,105	4,127
Canadian Imperial Bank of Commerce
1.250% due 06/22/2026		800	790
4.947% (SOFRRATE + 1.220%) due 10/02/2026 ~		870	876
Capital One NA 4.250% due 03/13/2026		1,650	1,651
Caterpillar Financial Services Corp.
4.235% due 02/27/2026 •		1,744	1,745
4.636% due 10/16/2026 •		1,825	1,832
Charles Schwab Corp. 4.334% (SOFRINDX + 0.520%) due 05/13/2026 ~		10,072	10,079
Citibank NA
4.457% (SOFRINDX + 0.590%) due 04/30/2026 ~		6,825	6,831
4.532% (SOFRRATE + 0.708%) due 08/06/2026 ~		33,500	33,563
4.806% (SOFRINDX + 1.060%) due 12/04/2026 ~		500	504
Citigroup Global Markets Holdings, Inc. 4.190% (SOFRRATE + 0.480%) due 01/20/2026 ~		45,100	45,106
Citigroup, Inc. 1.122% due 01/28/2027 •		45,478	45,376
Commonwealth Bank of Australia
4.272% (SOFRRATE + 0.460%) due 11/27/2026 ~		41,134	41,208
4.291% (SOFRRATE + 0.520%) due 06/15/2026 ~		6,200	6,208
4.521% (SOFRRATE + 0.750%) due 03/13/2026 ~		566	567
Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		8,350	8,314
1.980% due 12/15/2027 •		11,700	11,471
3.750% due 07/21/2026		2,055	2,051
4.689% (SOFRINDX + 0.710%) due 01/09/2026 ~		50,300	50,305
4.911% (SOFRINDX + 0.900%) due 10/05/2026 ~		550	553
Corebridge Global Funding 5.350% due 06/24/2026		5,647	5,685
Crown Castle, Inc.
1.050% due 07/15/2026		76,339	75,096
3.700% due 06/15/2026		835	833
4.000% due 03/01/2027		4,284	4,276
4.450% due 02/15/2026		5,965	5,964
Deutsche Bank AG
1.686% due 03/19/2026		1,620	1,612
4.100% due 01/13/2026		11,398	11,398
DLR Kredit AS 1.000% due 01/01/2027	DKK	120,400	18,763
Equinix, Inc. 2.900% due 11/18/2026		$10,325	10,227
European Bank for Reconstruction & Development 4.153% (SOFRINDX + 0.190%) due 04/14/2026 ~		51,270	51,265
GA Global Funding Trust 1.625% due 01/15/2026		2,420	2,418
General Motors Financial Co., Inc. 1.250% due 01/08/2026		9,297	9,293
Goldman Sachs Bank USA
4.495% (SOFRRATE + 0.770%) due 03/18/2027 ~		14,809	14,827
4.539% (SOFRRATE + 0.750%) due 05/21/2027 ~		25,592	25,633
5.283% due 03/18/2027 •		802	804
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		41,306	41,097
1.542% due 09/10/2027 •		17,976	17,666
1.948% due 10/21/2027 •		77,633	76,338
4.548% due 03/09/2027 •		13,996	14,014
4.550% (SOFRRATE + 0.820%) due 09/10/2027 ~		1,560	1,563
4.850% (SOFRRATE + 0.920%) due 10/21/2027 ~		2,003	2,010
5.871% (US0003M + 1.750%) due 10/28/2027 ~		541	548
ING Bank Australia Ltd. 4.048% (BBSW3M + 0.400%) due 08/19/2026 ~	AUD	17,250	11,518
International Bank for Reconstruction & Development
4.000% (SOFRINDX + 0.270%) due 06/15/2027 ~		$24,162	24,179
4.076% (SOFRINDX + 0.280%) due 02/23/2027 ~		6,500	6,507
4.357% due 01/12/2027 •		27,930	27,965
Jackson National Life Global Funding
3.050% due 04/29/2026		373	372
4.900% due 01/13/2027		2,400	2,420
5.500% due 01/09/2026		3,705	3,706
5.600% due 04/10/2026		7,655	7,686
John Deere Capital Corp.
4.191% (SOFRRATE + 0.440%) due 03/06/2026 ~		1,850	1,851
4.345% (SOFRRATE + 0.570%) due 03/03/2026 ~		9,730	9,737
4.561% due 04/19/2027 •		1,277	1,283
4.657% (SOFRRATE + 0.680%) due 07/15/2027 ~		3,619	3,642
JPMorgan Chase & Co.
1.040% due 02/04/2027 •		13,915	13,877
1.578% due 04/22/2027 •		10,432	10,355
3.300% due 04/01/2026		110	110

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2025 (Unaudited)

3.960% due 01/29/2027 •		63,168	63,158
4.797% (SOFRRATE + 0.885%) due 04/22/2027 ~		16,100	16,134
6.070% due 10/22/2027 •		900	914
JPMorgan Chase Bank NA 4.493% due 04/29/2026 •		5,450	5,458
Jyske Realkredit AS 1.000% due 01/01/2027	DKK	705,209	109,917
Kreditanstalt fuer Wiederaufbau 4.896% (SOFRINDX + 1.000%) due 10/30/2026 ~		$25,000	25,166
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.829% (SOFRINDX + 1.000%) due 02/11/2027 ~		26,800	27,031
4.835% (SOFRINDX + 1.000%) due 05/08/2026 ~		34,800	34,896
MassMutual Global Funding II 4.643% due 01/29/2027 •		2,012	2,020
Morgan Stanley
1.593% due 05/04/2027 •		27,167	26,933
5.050% due 01/28/2027 •		51,683	51,719
Morgan Stanley Bank NA 4.644% (SOFRRATE + 0.685%) due 10/15/2027 ~		11,250	11,276
MUFG Bank Ltd. 4.523% (BBSW3M + 0.870%) due 02/17/2026 ~	AUD	19,700	13,156
National Australia Bank Ltd. 4.442% (SOFRRATE + 0.550%) due 01/29/2026 ~		$1,000	1,000
Nationwide Building Society 1.500% due 10/13/2026		400	393
New York Life Global Funding
4.355% (SOFRRATE + 0.580%) due 08/28/2026 ~		12,950	12,982
4.526% due 01/16/2026 •		13,000	13,002
4.657% (SOFRINDX + 0.930%) due 04/02/2026 ~		500	501
Nomura Holdings, Inc.
1.653% due 07/14/2026		17,575	17,361
5.709% due 01/09/2026		1,278	1,278
Nordea Bank Abp 1.500% due 09/30/2026		3,800	3,735
Nordea Kredit Realkreditaktieselskab 1.000% due 10/01/2026	DKK	730,000	114,080
Pacific Life Global Funding II
4.328% due 03/27/2026 •		$325	325
4.366% (SOFRRATE + 0.620%) due 06/04/2026 ~		700	701
PNC Bank NA 4.459% (SOFRRATE + 0.500%) due 01/15/2027 ~		68,350	68,434
Principal Life Global Funding II 5.000% due 01/16/2027		17,746	17,923
Protective Life Global Funding
4.412% (SOFRRATE + 0.500%) due 07/22/2026 ~		43,800	43,870
5.209% due 04/14/2026		21,500	21,570
Realkredit Danmark AS 1.000% due 01/01/2027	DKK	1,015,786	158,336
Royal Bank of Canada
0.875% due 01/20/2026		$2,500	2,496
4.314% (SOFRINDX + 0.460%) due 08/03/2026 ~		2,801	2,805
4.462% (SOFRRATE + 0.525%) due 01/20/2026 ~		21,778	21,782
4.466% (SOFRINDX + 0.570%) due 04/27/2026 ~		5,638	5,646
4.510% due 10/18/2027 •		43,200	43,380
5.017% (SOFRINDX + 1.080%) due 07/20/2026 ~		5,015	5,038
Santander Holdings USA, Inc. 3.244% due 10/05/2026		61,319	60,953
Standard Chartered PLC 4.050% due 04/12/2026		5,250	5,250
Sumitomo Mitsui Banking Corp.
4.399% (BBSW3M + 0.900%) due 10/23/2026 ~	AUD	4,200	2,814
4.491% (BBSW3M + 0.850%) due 02/20/2026 ~		88,470	59,083
Sumitomo Mitsui Financial Group, Inc.
1.402% due 09/17/2026		$30,285	29,760
2.632% due 07/14/2026		13,238	13,148
3.784% due 03/09/2026		29,200	29,192
Sumitomo Mitsui Trust Bank Ltd.
4.866% (SOFRRATE + 1.120%) due 03/09/2026 ~		1,350	1,352
4.908% (SOFRRATE + 1.120%) due 03/09/2026 ~		808	809
5.650% due 03/09/2026		4,101	4,115
Toronto-Dominion Bank
1.200% due 06/03/2026		10,778	10,656
4.320% (SOFRRATE + 0.590%) due 09/10/2026 ~		1,619	1,622
4.345% (SOFRRATE + 0.620%) due 12/17/2026 ~		6,011	6,031
4.378% (BBSW3M + 0.650%) due 03/17/2026 ~	AUD	7,200	4,807
5.021% (SOFRRATE + 1.080%) due 07/17/2026 ~		$15,656	15,730
5.103% due 01/09/2026		876	876
Toyota Motor Credit Corp.
4.140% due 06/09/2027 •		51,500	51,511
4.425% (SOFRINDX + 0.450%) due 04/10/2026 ~		33,012	33,038
UBS AG
4.156% (BBSW3M + 0.500%) due 02/26/2026 ~	AUD	19,100	12,749
4.303% (SOFRRATE + 0.500%) due 05/17/2027 ~		$20,887	20,914
4.934% (BBSW3M + 1.300%) due 05/12/2026 ~	AUD	3,100	2,076
UBS Group AG
1.364% due 01/30/2027 •		$2,670	2,664

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2025 (Unaudited)

1.494% due 08/10/2027 •		14,430	14,202
5.711% due 01/12/2027 •		1,300	1,301
United Overseas Bank Ltd. 4.078% (BBSW3M + 0.410%) due 08/27/2026 ~	AUD	5,000	3,338
Voya Financial, Inc. 3.650% due 06/15/2026		$2,478	2,473
Wells Fargo & Co.
3.000% due 04/22/2026		30,282	30,201
4.100% due 06/03/2026		614	614
Westpac Banking Corp.
4.376% (SOFRRATE + 0.420%) due 04/16/2026 ~		1,708	1,709
4.442% (SOFRRATE + 0.550%) due 01/29/2026 ~		1,035	1,035
Weyerhaeuser Co. 4.750% due 05/15/2026		4,341	4,351

			3,069,107

INDUSTRIALS 4.2%
Altria Group, Inc. 4.400% due 02/14/2026		16,434	16,434
America Movil SAB de CV 5.000% due 10/27/2026	GBP	3,600	4,889
BAT Capital Corp.
3.215% due 09/06/2026		$19,994	19,899
4.700% due 04/02/2027		11,983	12,072
BAT International Finance PLC 1.668% due 03/25/2026		128,176	127,479
BMW U.S. Capital LLC
4.277% (SOFRINDX + 0.550%) due 04/02/2026 ~		3,125	3,128
4.614% (SOFRINDX + 0.800%) due 08/13/2026 ~		655	657
Boeing Co.
2.196% due 02/04/2026		120,405	120,181
2.250% due 06/15/2026		15,518	15,385
3.100% due 05/01/2026		29,376	29,264
Bristol-Myers Squibb Co. 4.282% (SOFRRATE + 0.490%) due 02/20/2026 ~		52	52
Campbell's Co. 5.300% due 03/20/2026		6,427	6,442
Canadian National Railway Co. 2.750% due 03/01/2026		3,518	3,511
Chevron USA, Inc. 4.138% (SOFRINDX + 0.360%) due 02/26/2027 ~		172	172
Cigna Group 1.250% due 03/15/2026		1,786	1,776
Constellation Brands, Inc. 3.700% due 12/06/2026		8,233	8,215
Cox Communications, Inc. 3.350% due 09/15/2026		15,560	15,482
CVS Health Corp.
2.875% due 06/01/2026		8,298	8,257
3.000% due 08/15/2026		11,280	11,208
Danone SA 2.947% due 11/02/2026		27,400	27,180
Dell International LLC/EMC Corp.
4.900% due 10/01/2026		4,186	4,206
6.020% due 06/15/2026		100	100
Deutsche Telekom International Finance BV 3.600% due 01/19/2027		34,012	33,881
Diamondback Energy, Inc. 3.250% due 12/01/2026		7,815	7,761
Enbridge, Inc.
4.250% due 12/01/2026		8,290	8,308
5.900% due 11/15/2026		1,965	1,994
Energy Transfer LP 4.750% due 01/15/2026		8,584	8,586
Expedia Group, Inc. 5.000% due 02/15/2026		117	117
FirstEnergy Pennsylvania Electric Co. 5.150% due 03/30/2026		595	596
GATX Corp. 3.250% due 09/15/2026		6,023	5,993
General Electric Co. 4.542% (US0003M + 0.380%) due 05/05/2026 ~		3,923	3,929
General Mills, Inc. 4.700% due 01/30/2027		14,830	14,946
GlaxoSmithKline Capital PLC 4.225% (SOFRRATE + 0.500%) due 03/12/2027 ~		387	388
Global Payments, Inc. 1.200% due 03/01/2026		13,700	13,637
HCA, Inc.
3.125% due 03/15/2027		10,578	10,471
4.500% due 02/15/2027		1,323	1,326
5.250% due 06/15/2026		700	701
5.375% due 09/01/2026		70,945	71,102
Hewlett Packard Enterprise Co. 4.450% due 09/25/2026		22,744	22,815

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2025 (Unaudited)

Hyundai Capital America 1.300% due 01/08/2026	950	950
L3Harris Technologies, Inc. 5.400% due 01/15/2027	8,625	8,752
Lockheed Martin Corp. 3.550% due 01/15/2026	1,790	1,790
Marriott International, Inc. 5.450% due 09/15/2026	8,362	8,439
Marvell Technology, Inc. 1.650% due 04/15/2026	4,013	3,986
Mercedes-Benz Finance North America LLC
4.522% (SOFRRATE + 0.630%) due 07/31/2026 ~	32,600	32,664
4.675% (SOFRRATE + 0.670%) due 01/09/2026 ~	500	500
Mitsubishi Corp. 1.125% due 07/15/2026	350	345
Molson Coors Beverage Co. 3.000% due 07/15/2026	4,811	4,785
Mondelez International Holdings Netherlands BV 1.250% due 09/24/2026	763	748
MPLX LP 1.750% due 03/01/2026	20,610	20,530
NTT Finance Corp. 1.162% due 04/03/2026	2,891	2,870
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875% due 06/18/2026	408	408
Oracle Corp.
1.650% due 03/25/2026	140,423	139,549
2.650% due 07/15/2026	108,985	108,112
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.700% due 06/15/2026	8,380	8,285
4.450% due 01/29/2026	670	670
5.750% due 05/24/2026	2,397	2,409
PepsiCo, Inc. 4.214% (SOFRINDX + 0.400%) due 02/13/2026 ~	2,757	2,758
Rogers Communications, Inc. 2.900% due 11/15/2026	8,782	8,695
RTX Corp. 5.000% due 02/27/2026	846	847
Spectra Energy Partners LP 3.375% due 10/15/2026	1,861	1,853
Starbucks Corp.
2.450% due 06/15/2026	1,800	1,788
4.750% due 02/15/2026	2,432	2,434
Sysco Corp. 3.300% due 07/15/2026	139	139
T-Mobile USA, Inc.
1.500% due 02/15/2026	9,154	9,124
2.250% due 02/15/2026	8,872	8,852
2.625% due 04/15/2026	21,073	20,992
Take-Two Interactive Software, Inc. 5.000% due 03/28/2026	5,100	5,112
TSMC Global Ltd. 1.250% due 04/23/2026	8,100	8,032
UnitedHealth Group, Inc. 4.459% (SOFRRATE + 0.500%) due 07/15/2026 ~	10,125	10,142
Var Energi ASA 5.000% due 05/18/2027	7,000	7,066
Volkswagen Group of America Finance LLC
3.200% due 09/26/2026	400	397
4.555% (SOFRRATE + 0.830%) due 03/20/2026 ~	2,000	2,002
5.400% due 03/20/2026	72,650	72,846
5.700% due 09/12/2026	26,604	26,889

		1,178,300

UTILITIES 1.1%
Ameren Corp. 5.700% due 12/01/2026	26,700	27,073
AT&T, Inc. 1.700% due 03/25/2026	686	683
CenterPoint Energy, Inc. 1.450% due 06/01/2026	450	445
CMS Energy Corp. 3.000% due 05/15/2026	963	960
Eversource Energy 4.750% due 05/15/2026	1,830	1,835
Georgia Power Co. 4.003% (SOFRINDX + 0.280%) due 09/15/2026 ~	13,075	13,076
Monongahela Power Co. 3.550% due 05/15/2027	4,274	4,251
National Rural Utilities Cooperative Finance Corp. 4.358% (SOFRRATE + 0.580%) due 11/22/2026 ~	19,850	19,899
NextEra Energy Capital Holdings, Inc. 4.633% (SOFRINDX + 0.760%) due 01/29/2026 ~	17,900	17,907
ONEOK, Inc. 4.850% due 07/15/2026	14,720	14,750

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2025 (Unaudited)

Pacific Gas & Electric Co.
2.950% due 03/01/2026		18,452	18,407
3.150% due 01/01/2026		118,326	118,326
Pinnacle West Capital Corp. 4.550% (SOFRRATE + 0.820%) due 06/10/2026 ~		32,468	32,527
San Diego Gas & Electric Co. 6.000% due 06/01/2026		7,986	8,045
Southwestern Electric Power Co. 1.650% due 03/15/2026		29,194	29,039
Virginia Electric & Power Co. 3.150% due 01/15/2026		1,120	1,120
WEC Energy Group, Inc. 4.750% due 01/09/2026		4,350	4,350

			312,693

Total Corporate Bonds & Notes (Cost $4,544,174)			4,560,100

U.S. GOVERNMENT AGENCIES 1.9%
Federal Home Loan Banks 3.890% due 10/05/2027 •		363,600	363,595
Federal National Mortgage Association
2.120% due 09/01/2026		75,654	74,641
2.400% due 08/01/2026		95,000	93,980
3.343% due 11/01/2026 ~		4,237	4,214

Total U.S. Government Agencies (Cost $536,474)			536,430

U.S. TREASURY OBLIGATIONS 10.4%
U.S. Treasury Floating Rate Notes
3.700% due 01/31/2027 •		216,500	216,448
3.784% due 07/31/2026 •		55,700	55,721

			272,169

U.S. Treasury Notes
1.875% due 02/28/2027		46,759	45,902
3.750% due 08/15/2027		2,405,430	2,415,672
4.125% due 01/31/2027		175,000	176,111

Total U.S. Treasury Obligations (Cost $2,903,867)			2,909,854

ASSET-BACKED SECURITIES 0.3%
AUTOMOBILE SEQUENTIAL 0.3%
American Heritage Auto Receivables Issuer Trust 4.453% due 09/15/2026		1,798	1,799
Carvana Auto Receivables Trust 4.082% due 12/10/2026		16,331	16,338
Enterprise Fleet Financing LLC
4.103% due 10/20/2026		32,869	32,902
4.555% due 05/20/2026		2,892	2,894
GM Financial Automobile Leasing Trust 4.359% due 08/20/2026		1,008	1,009
Stellantis Financial Underwritten Enhanced Lease Trust 4.390% due 08/20/2026		9,063	9,071
World Omni Auto Receivables Trust 4.359% due 08/17/2026		7,310	7,314

Total Asset-Backed Securities (Cost $71,273)			71,327

SOVEREIGN ISSUES 1.4%
BNG Bank NV 4.860% (SOFRINDX + 1.000%) due 08/05/2026 ~		27,900	28,025
CPPIB Capital, Inc. 4.412% (SOFRRATE + 0.500%) due 07/27/2026 ~		19,000	19,040
Export Development Canada 3.864% (FEDL01 + 0.224%) due 08/13/2026 ~		144,000	144,051
Japan Government Two Year Bonds 0.100% due 01/01/2026	JPY	3,697,900	23,607
Kommunalbanken AS 4.725% (SOFRINDX + 1.000%) due 06/17/2026 ~		$3,200	3,212
Kommunekredit 4.912% (SOFRRATE + 1.000%) due 07/27/2026 ~		14,500	14,569
Korea Gas Corp. 2.250% due 07/18/2026		43,900	43,507
Korea National Oil Corp. 1.250% due 04/07/2026		4,285	4,255

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2025 (Unaudited)

Svensk Exportkredit AB 4.860% (SOFRRATE + 1.000%) due 05/05/2027 ~		125,200	126,464

Total Sovereign Issues (Cost $406,778)			406,730

SHORT-TERM INSTRUMENTS 86.3%
CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC 4.080% (SOFRRATE + 0.400%) due 11/13/2026		44,500	44,511
BNP Paribas SA 3.970% (SOFRRATE + 0.200%) due 02/26/2026		84,900	84,909
Mizuho Bank Ltd. 3.990% (SOFRRATE + 0.230%) due 04/16/2026		20,500	20,502
MUFG Bank Ltd. 4.240% due 02/04/2026		10,300	10,301
National Bank of Kuwait 4.150% (SOFRRATE + 0.380%) due 05/26/2026		17,800	17,800
Sumitomo Mitsui Banking Corp. 3.990% (SOFRRATE + 0.230%) due 04/07/2026		25,200	25,206
Sumitomo Mitsui Trust 4.100% (SOFRRATE + 0.340%) due 01/22/2026		58,400	58,400

			261,629

COMMERCIAL PAPER 1.3%
Air Lease Corp.
4.180% due 01/07/2026		9,100	9,093
4.180% due 01/09/2026		4,900	4,895
4.220% due 01/12/2026		18,500	18,475
AMETEK, Inc. 4.020% due 01/12/2026		26,200	26,167
Bank of America NA 4.020% due 10/02/2026		1,050	1,050
Crown Castle, Inc.
4.150% due 01/20/2026		208,710	208,225
4.150% due 01/21/2026		21,800	21,747
Edison International
4.550% due 01/05/2026		4,450	4,447
4.550% due 01/06/2026		5,450	5,446
Equifax, Inc. 4.060% due 01/09/2026		12,625	12,613
HCA, Inc.
4.100% due 01/21/2026		11,350	11,323
4.100% due 01/26/2026		1,900	1,894
4.120% due 02/02/2026		3,800	3,786
4.120% due 02/04/2026		8,500	8,466
4.120% due 02/12/2026		4,700	4,677
Keurig Dr. Pepper, Inc. 4.000% due 01/07/2026		8,400	8,394
Southern California Edison Co. 4.550% due 01/05/2026		23,800	23,787
TELUS Corp. 4.350% due 03/02/2026		650	645
Thomson Reuters Corp. 3.940% due 01/06/2026		500	500

			375,630

REPURCHASE AGREEMENTS (d) 78.2%			21,894,496

SHORT-TERM NOTES 0.2%
ARI Fleet Lease Trust 4.559% due 05/15/2026		6,963	6,969
CarMax Auto Owner Trust 4.474% due 07/15/2026		5,833	5,835
Enterprise Fleet Financing LLC 4.551% due 07/20/2026		2,951	2,954
Federal Home Loan Bank Discount Notes
3.400% due 01/06/2026 (a)(c)		20,900	20,888
3.560% due 04/17/2026 (c)		400	396
3.585% due 04/22/2026 (c)		2,700	2,671
3.590% due 03/11/2026 (c)		100	99
3.763% due 02/25/2026 (c)		500	497
3.790% due 01/28/2026 (c)		2,000	1,995
PenFed Auto Receivables Owner Trust 4.178% due 09/15/2026		1,383	1,383

			43,687

JAPAN TREASURY BILLS 5.4%
0.446% due 01/07/2026 - 01/19/2026 (b)(c)	JPY	238,700,600	1,523,718

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2025 (Unaudited)

U.S. TREASURY BILLS 0.3%
3.695% due 01/08/2026 - 04/28/2026 (b)(c)(f)	$77,704	77,256

Total Short-Term Instruments (Cost $24,187,477)		24,176,416

Total Investments in Securities (Cost $32,650,043)		32,660,857

Total Investments 116.6% (Cost $32,650,043)		$32,660,857
Financial Derivative Instruments (e) 0.0%(Cost or Premiums, net $0)		2,571
Other Assets and Liabilities, net (16.6)%		(4,651,815)

Net Assets 100.0%		$28,011,613

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BCY	3.820%	01/02/2026	01/05/2026	$1,250,000	U.S. Treasury Bonds 4.625% due 05/15/2054	$(1,269,133)	$1,250,000	$1,250,000
	3.900	12/31/2025	01/02/2026	1,250,000	U.S. Treasury Bonds 4.625% due 05/15/2054	(1,268,892)	1,250,000	1,250,271
BOS	3.680	12/31/2025	01/02/2026	3,800	U.S. Treasury Notes 4.000% due 03/31/2030	(3,873)	3,800	3,801
	3.720	12/22/2025	01/21/2026	250,000	U.S. Treasury Notes 3.875% due 07/15/2028	(255,337)	250,000	250,284
	3.730	12/12/2025	01/15/2026	300,000	U.S. Treasury Notes 3.500% due 01/31/2030	(306,939)	300,000	300,653
	3.750	12/31/2025	01/02/2026	162,100	U.S. Treasury Notes 4.500% due 11/15/2033	(165,055)	162,100	162,134
	3.750	12/15/2025	01/12/2026	300,000	U.S. Treasury Notes 4.000% due 10/31/2029	(307,174)	300,000	300,562
	3.760	12/17/2025	01/06/2026	1,200,000	U.S. Treasury Notes 3.625% due 08/15/2028	(1,225,747)	1,200,000	1,202,005
	3.760	12/15/2025	01/09/2026	300,000	U.S. Treasury Notes 1.000% due 07/31/2028	(306,953)	300,000	300,564
	3.760	12/18/2025	01/12/2026	625,000	U.S. Treasury Notes 3.875% due 06/15/2028	(638,774)	625,000	625,979
	3.760	12/18/2025	01/13/2026	200,000	U.S. Treasury Notes 4.000% due 01/31/2029	(204,401)	200,000	200,313
	3.760	12/18/2025	01/15/2026	350,000	U.S. Treasury Notes 3.625% due 08/31/2029	(357,446)	350,000	350,548
	3.760	12/26/2025	01/20/2026	175,000	U.S. Treasury Notes 4.000% due 02/29/2028	(178,781)	175,000	175,128
	3.770	12/16/2025	01/06/2026	800,000	U.S. Treasury Notes 4.250% due 01/15/2028	(818,406)	800,000	801,424
	3.770	12/18/2025	01/06/2026	950,000	U.S. Treasury Notes 4.000% due 12/15/2027	(970,797)	950,000	951,492
	3.770	01/02/2026	01/07/2026	3,000,000	U.S. Treasury Notes 0.875% - 4.125% due 11/30/2027 - 03/31/2031	(3,061,000)	3,000,000	3,000,000
	3.780	12/11/2025	01/13/2026	150,000	U.S. Treasury Notes 3.875% due 03/15/2028	(153,538)	150,000	150,347
	3.790	12/11/2025	01/02/2026	50,000	U.S. Treasury Notes 4.125% due 10/31/2026	(51,146)	50,000	50,116
	3.790	01/02/2026	01/05/2026	208,400	U.S. Treasury Notes 1.125% - 3.500% due 11/30/2030 - 02/15/2031	(212,566)	208,400	208,400
	3.790	12/31/2025	01/06/2026	775,000	U.S. Treasury Notes 2.875% - 4.125% due 05/15/2028 - 05/31/2030	(790,173)	775,000	775,163
	3.800	12/19/2025	01/16/2026	150,000	U.S. Treasury Notes 3.625% due 08/31/2029	(152,998)	150,000	150,222
	3.820	12/19/2025	01/05/2026	125,000	U.S. Treasury Notes 0.500% due 08/31/2027	(127,711)	125,000	125,186
	3.840	12/10/2025	01/09/2026	975,000	U.S. Treasury Notes 4.250% due 02/28/2029	(1,000,228)	975,000	977,392
	3.850	12/09/2025	01/05/2026	300,000	U.S. Treasury Notes 3.750% due 05/15/2028	(307,357)	300,000	300,770
	3.850	12/26/2025	01/05/2026	825,000	U.S. Treasury Notes 4.000% due 12/15/2027	(843,061)	825,000	825,618
	3.850	12/29/2025	01/06/2026	775,000	U.S. Treasury Notes 4.250% due 06/30/2029	(775,148)	775,000	775,332
	3.860	12/10/2025	01/02/2026	1,200,000	U.S. Treasury Notes 4.125% due 03/31/2029	(1,231,217)	1,200,000	1,202,959
	3.870	12/31/2025	01/02/2026	2,478,900	U.S. Treasury Notes 1.250% - 4.000% due 02/29/2028 - 01/31/2031	(2,526,931)	2,478,900	2,479,433
	3.900	12/31/2025	01/02/2026	1,668,200	U.S. Treasury Notes 0.500% - 4.000% due 08/31/2027 - 10/31/2029	(1,701,863)	1,668,200	1,668,561
BPS	3.750	01/02/2026	01/05/2026	88,700	U.S. Treasury Bonds 1.750% due 08/15/2041	(90,250)	88,700	88,700
	4.170	12/10/2025	03/11/2026	153,802	Citigroup, Inc. 2.520% due 11/03/2032	(36,015)	153,802	154,212
					Goldman Sachs Group, Inc. 2.615% due 04/22/2032	(36,687)
					Intercontinental Exchange, Inc. 1.850% due 09/15/2032	(33,447)
					Walmart, Inc. 3.050% due 07/08/2026	(10,115)
					Wells Fargo & Co. 5.013% due 04/04/2051	(46,334)
BRC	3.900	12/31/2025	01/02/2026	212,300	U.S. Treasury Inflation-Indexed Notes 0.125% due 10/15/2026	(216,574)	212,300	212,346
FICC STR	3.820	12/31/2025	01/02/2026	48,900	U.S. Treasury Notes 3.375% - 3.875% due 12/31/2032 - 05/15/2033	(49,878)	48,900	48,910
JPS	3.820	01/02/2026	01/05/2026	209,400	U.S. Treasury Inflation Protected Securities 1.625% due 10/15/2029	(213,730)	209,400	209,400
	3.900	12/31/2025	01/02/2026	151,400	U.S. Treasury Notes 2.000% due 11/15/2026	(154,638)	151,400	151,433
	3.930	12/31/2025	01/02/2026	66,300	U.S. Treasury Notes 4.125% due 10/31/2026	(67,649)	66,300	66,314
	4.020	11/12/2025	TBD(2)	167,294	U.S. Treasury Bonds 2.000% - 2.250% due 08/15/2046 - 08/15/2051	(168,063)	167,294	168,247

Total Repurchase Agreements						$(22,336,025)	$21,894,496	$21,914,219

Cash of $19,829 has been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)	Includes accrued interest.

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2025 (Unaudited)

(2)	Open maturity repurchase agreement.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2026	JPY	1,604,700	$10,301	$51	$0
01/2026	$1,332	JPY	207,039	0	(10)
BOA	01/2026	CAD	697	$500	0	(8)
01/2026	JPY	2,383,400	15,361	147	0
01/2027	DKK	405,700	64,314	0	(609)
BPS	01/2026	AUD	68,236	44,355	0	(1,179)
01/2026	$2,895	DKK	18,415	1	0
01/2026	1,339	JPY	208,438	0	(8)
BRC	01/2026	9,854	DKK	63,500	133	0
BSH	01/2026	JPY	290,740	$1,868	12	0
01/2026	$1,199	JPY	186,562	0	(7)
CBK	01/2026	29,575	AUD	44,601	187	0
DUB	01/2026	KRW	105,630	$72	0	(1)
FAR	01/2026	AUD	140,018	90,940	0	(2,493)
01/2026	$4,805	GBP	3,600	42	0
10/2026	GBP	3,600	$4,801	0	(40)
01/2027	DKK	617,554	97,464	0	(1,362)
GLM	01/2026	JPY	55,997,400	358,735	1,240	0
IND	01/2026	1,237,100	8,010	112	0
JPM	01/2026	27,483,588	177,392	2,012	0
01/2026	$188	JPY	29,299	0	(1)
01/2026	194	KRW	278,944	0	(1)
02/2026	KRW	278,578	$194	1	0
01/2027	DKK	443,160	69,992	0	(926)
MBC	01/2026	GBP	3,120	4,165	0	(35)
01/2026	JPY	23,040,921	148,888	1,858	0
01/2026	$6,612	AUD	10,100	128	0
01/2026	540	CAD	761	14	0
01/2026	1,222	JPY	190,194	0	(7)
10/2026	DKK	730,000	$115,383	0	(978)
MYI	01/2026	$1,339	JPY	208,530	0	(8)
01/2027	DKK	374,981	$59,086	0	(921)
NGF	01/2026	KRW	173,159	118	0	(2)
SCX	01/2026	JPY	225,533	1,450	10	0
01/2026	$1,137	JPY	177,062	0	(7)
SOG	01/2026	JPY	19,843,186	$127,760	1,028	0
01/2026	$811	JPY	126,822	0	(1)
SSB	01/2026	JPY	84,856,000	$546,751	5,190	0
UAG	01/2026	26,814,100	172,898	1,748	0

Total Forward Foreign Currency Contracts	$13,914	$(8,604)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	3.800% (SOFR plus a specified spread)	Maturity	01/05/2026	$175,000	$0	$(22)	$0	$(22)
Receive	U.S. Treasury Inflation Protected Securities	N/A	3.810% (SOFR plus a specified spread)	Maturity	01/12/2026	250,000	0	1,501	1,501	0
SOG	Receive	U.S. Treasury Inflation Protected Securities	N/A	3.760% (SOFR plus a specified spread)	Maturity	01/07/2026	372,430	0	(896)	0	(896)
Receive	U.S. Treasury Inflation Protected Securities	N/A	3.760% (SOFR plus a specified spread)	Maturity	01/08/2026	441,800	0	(1,059)	0	(1,059)
Receive	U.S. Treasury Inflation Protected Securities	N/A	3.760% (SOFR plus a specified spread)	Maturity	01/09/2026	46,759	0	(77)	0	(77)
Receive	U.S. Treasury Inflation Protected Securities	N/A	3.720% (SOFR plus a specified spread)	Maturity	01/14/2026	991,200	0	(1,467)	0	(1,467)
Receive	U.S. Treasury Inflation Protected Securities	N/A	3.760% (SOFR plus a specified spread)	Maturity	01/20/2026	600,000	0	(719)	0	(719)

Total Swap Agreements	$0	$(2,739)	$1,501	$(4,240)

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2025 (Unaudited)

(f)

Securities with an aggregate market value of $13,736 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,069,107	$0	$3,069,107
Industrials	0	1,178,300	0	1,178,300
Utilities	0	312,693	0	312,693
U.S. Government Agencies	0	536,430	0	536,430
U.S. Treasury Obligations	0	2,909,854	0	2,909,854
Asset-Backed Securities
Automobile Sequential	0	71,327	0	71,327
Sovereign Issues	0	406,730	0	406,730
Short-Term Instruments
Certificates of Deposit	0	261,629	0	261,629
Commercial Paper	0	375,630	0	375,630
Repurchase Agreements	0	21,894,496	0	21,894,496
Short-Term Notes	0	43,687	0	43,687
Japan Treasury Bills	0	1,523,718	0	1,523,718
U.S. Treasury Bills	0	77,256	0	77,256

Total Investments	$0	$32,660,857	$0	$32,660,857

Financial Derivative Instruments - Assets
Over the counter	$0	$15,415	$0	$15,415

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(12,844)	$0	$(12,844)

Total Financial Derivative Instruments	$0	$2,571	$0	$2,571

Totals	$0	$32,663,428	$0	$32,663,428

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO Short-Term Portfolio	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 141.2% ¤
CORPORATE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Lehman Brothers Holdings, Inc. 1.000% due 09/27/2027 ^(a)	$2,000	$1

Total Corporate Bonds & Notes (Cost $1,030)		1

U.S. GOVERNMENT AGENCIES 65.3%
Federal Home Loan Mortgage Corp.
3.000% due 02/01/2048 - 05/01/2052	2,514	2,260
4.000% due 08/01/2042 - 12/01/2042	184	181
4.215% due 01/01/2030 •	9	9
5.590% due 09/01/2030 •	23	23
5.655% due 09/01/2037 •	176	177
5.799% due 04/01/2030 •	6	6
5.975% due 08/01/2033 •	1	1
6.000% due 05/01/2035	7	7
6.035% due 11/01/2036 •	1	1
6.118% due 11/01/2033 •	7	7
6.125% due 11/01/2033 •	23	24
6.156% due 12/01/2035 •	6	6
6.200% due 07/01/2033 •	3	4
6.250% due 07/01/2033 - 09/01/2035 •	7	7
6.252% due 01/01/2030 •	20	20
6.286% due 03/01/2035 •	5	5
6.305% due 09/01/2034 •	27	28
6.306% due 01/01/2036 •	5	5
6.386% due 04/01/2036 •	74	76
6.415% due 08/01/2035 •	72	74
6.416% due 12/01/2034 •	1	1
6.430% due 08/01/2035 •	1	1
6.457% due 12/01/2032 •	2	2
6.460% due 02/01/2035 •	26	26
6.475% due 04/01/2034 •	21	22
6.481% due 08/01/2035 •	7	7
6.493% due 09/01/2035 •	31	33
6.495% due 02/01/2036 •	1	1
6.499% due 03/01/2032 •	10	11
6.500% due 04/01/2032 - 03/01/2036 •	35	37
6.521% due 09/01/2035 •	1	1
6.534% due 06/01/2035 •	2	2
6.543% due 07/01/2035 •	5	5
6.564% due 01/01/2034 •	46	47
6.580% due 12/01/2036 •	11	11
6.587% due 02/01/2037 •	2	2
6.596% due 01/01/2036 •	1	1
6.620% due 05/01/2035 •	33	33
6.665% due 11/01/2034 •	97	99
6.687% due 03/01/2036 •	53	55
6.702% due 01/01/2035 •	1	1
6.709% due 07/01/2037 •	40	42
6.744% due 01/01/2037 •	1	1
6.745% due 02/01/2036 •	2	2
6.797% due 07/01/2035 •	1	1
6.837% due 03/01/2035 •	9	9
Federal Home Loan Mortgage Corp. REMICS
4.398% due 03/15/2036 •	1	1
4.448% due 02/15/2029 - 03/15/2029 •	9	9
4.498% due 07/15/2026 - 01/15/2033 •	19	19
4.500% due 04/15/2032	67	68
4.548% due 09/15/2026 - 08/15/2029 •	2	2
4.598% due 10/15/2026 - 01/15/2032 •	1	1
4.648% due 08/15/2029 - 03/15/2032 •	12	11
4.698% due 06/15/2029 - 12/15/2031 •	12	12
5.500% due 10/15/2032	2	2
7.000% due 07/15/2027	1	1
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.106% due 08/25/2031 •	90	89
4.269% due 09/25/2031 •	39	39
4.339% due 06/25/2029 •	36	35
4.389% due 05/25/2043 •	560	534
5.229% due 10/25/2044 - 02/25/2045 •	245	230

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2025 (Unaudited)

5.429% due 07/25/2044 •	811	790
Federal National Mortgage Association
3.000% due 08/01/2028 - 05/01/2052	372	334
3.500% due 11/01/2044 - 02/01/2050	1,966	1,849
4.000% due 07/01/2042 - 02/01/2043	149	146
4.060% due 03/01/2030	406	407
4.215% due 08/01/2032 •	2	2
4.407% due 05/01/2036 •	10	10
4.434% due 05/01/2036 •	9	9
4.610% due 05/01/2036 •	4	4
4.766% due 08/01/2026	363	364
5.202% due 06/01/2032 •	2	2
5.227% due 11/01/2027 - 01/01/2038 •	1	0
5.252% due 11/01/2040 •	1	1
5.277% due 07/01/2042 - 07/01/2044 •	91	92
5.327% due 09/01/2041 •	6	6
5.563% due 05/01/2034 •	2	3
5.624% due 10/01/2034 •	27	27
5.625% due 11/01/2036 •	109	110
5.750% due 02/01/2034 •	26	27
5.756% due 12/01/2034 •	3	3
5.765% due 11/01/2035 •	10	10
5.767% due 05/01/2035 •	25	26
5.802% due 11/01/2035 •	10	10
5.873% due 06/01/2035 •	12	12
5.889% due 11/01/2035 •	2	2
5.900% due 05/01/2030 •	8	8
5.915% due 12/01/2032 •	2	2
5.931% due 01/01/2033 •	1	1
5.945% due 04/01/2028 •	4	4
5.975% due 11/01/2034 •	20	21
5.985% due 01/01/2035 •	10	11
5.994% due 09/01/2033 •	12	12
6.000% due 11/01/2026 •	5	5
6.030% due 10/01/2033 •	1	1
6.038% due 04/01/2033 - 09/01/2033 •	9	9
6.040% due 10/01/2032 •	5	5
6.041% due 04/01/2037 •	1	1
6.044% due 09/01/2034 •	17	17
6.075% due 11/01/2047 •	101	105
6.079% due 03/01/2030 •	11	11
6.090% due 03/01/2033 •	19	20
6.094% due 01/01/2035 •	1	1
6.095% due 07/01/2035 •	2	2
6.105% due 05/01/2032 •	2	2
6.112% due 11/01/2032 •	1	1
6.115% due 11/01/2033 •	26	26
6.120% due 07/01/2034 - 01/01/2035 •	25	26
6.122% due 12/01/2036 •	24	25
6.125% due 09/01/2033 - 10/01/2034 •	27	27
6.129% due 12/01/2035 •	2	2
6.133% due 12/01/2030 •	1	1
6.143% due 03/01/2034 •	159	162
6.145% due 07/01/2033 •	23	24
6.166% due 11/01/2031 •	3	3
6.177% due 04/01/2040 •	46	47
6.180% due 01/01/2035 •	4	4
6.183% due 09/01/2033 •	11	11
6.195% due 04/01/2034 - 07/01/2037 •	28	30
6.208% due 05/01/2033 •	1	1
6.210% due 11/01/2034 •	5	5
6.223% due 07/01/2035 •	7	7
6.225% due 02/01/2037 •	3	3
6.227% due 07/01/2035 •	3	3
6.243% due 12/01/2036 •	1	1
6.249% due 02/01/2035 •	8	8
6.250% due 01/01/2033 - 02/01/2035 •	7	7
6.252% due 06/01/2035 •	5	6
6.258% due 07/01/2034 •	30	31
6.260% due 01/01/2034 •	1	1
6.263% due 12/01/2034 •	19	19
6.277% due 11/01/2033 •	12	12
6.292% due 04/01/2034 •	4	4
6.302% due 02/01/2035 •	2	2
6.345% due 06/01/2034 •	41	42
6.346% due 11/01/2034 •	2	2
6.354% due 02/01/2035 •	3	3
6.370% due 02/01/2035 •	59	60
6.375% due 05/01/2032 - 05/01/2033 •	37	38
6.382% due 03/01/2033 •	7	8
6.386% due 07/01/2033 •	1	1
6.390% due 09/01/2037 •	116	118
6.392% due 11/01/2033 •	21	22
6.395% due 07/01/2029 •	1	1
6.399% due 10/01/2035 •	50	51
6.425% due 03/01/2035 - 01/01/2036 •	29	30

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2025 (Unaudited)

6.440% due 04/01/2033 •	4	4
6.445% due 11/01/2033 •	73	75
6.449% due 01/01/2033 •	1	1
6.460% due 04/01/2035 •	4	4
6.468% due 11/01/2033 •	11	11
6.472% due 08/01/2035 •	8	8
6.500% due 06/01/2034 •	1	1
6.505% due 10/01/2033 - 02/01/2034 •	24	25
6.515% due 07/01/2035 •	1	1
6.518% due 09/01/2035 •	48	50
6.527% due 02/01/2034 •	7	8
6.529% due 03/01/2035 •	27	27
6.530% due 03/01/2034 •	8	8
6.547% due 05/01/2037 •	139	143
6.551% due 01/01/2037 •	1	1
6.557% due 11/01/2034 •	2	2
6.585% due 09/01/2035 •	9	9
6.601% due 02/01/2034 •	21	21
6.605% due 12/01/2035 •	131	135
6.621% due 05/01/2036 •	11	11
6.631% due 06/01/2037 •	5	6
6.664% due 10/01/2035 •	5	5
6.675% due 04/01/2035 •	1	2
6.705% due 06/01/2036 •	5	6
6.730% due 04/01/2033 •	57	59
6.750% due 03/01/2034 - 02/01/2036 •	49	51
6.762% due 01/01/2036 •	1	1
6.815% due 08/01/2037 •	254	264
7.000% due 10/01/2033 - 03/01/2045	554	582
7.221% due 09/01/2035 •	38	40
Federal National Mortgage Association Grantor Trust
6.000% due 02/25/2044	3	3
6.500% due 01/25/2044	107	111
Federal National Mortgage Association REMICS
4.246% due 12/25/2036 •	26	25
4.289% due 01/25/2034 •	4	4
4.306% due 03/25/2034 •	5	5
4.389% due 06/25/2029 - 12/25/2033 •	11	10
4.429% due 05/25/2036 •	4	4
4.439% due 10/25/2030 •	8	8
4.451% due 05/18/2032 •	3	3
4.489% due 08/25/2031 - 01/25/2033 •	7	7
4.501% due 10/18/2030 •	9	9
4.508% due 09/17/2027 •	2	2
4.539% due 12/25/2030 •	5	5
4.551% due 11/18/2030 •	4	4
4.639% due 11/25/2031 •	9	9
4.689% due 04/25/2032 •	5	5
4.989% due 04/25/2032 •	5	5
Federal National Mortgage Association REMICS Trust
4.698% due 12/25/2042 ~	46	46
6.250% due 05/25/2042	10	10
7.500% due 05/25/2042	9	10
Federal National Mortgage Association Trust
4.339% due 05/25/2042 •	7	7
4.536% due 09/25/2042 •	72	71
4.835% due 08/25/2042 ~	6	6
6.000% due 08/25/2044	8	9
7.000% due 02/25/2044	2	2
Government National Mortgage Association
3.500% due 05/20/2052 - 04/20/2055	4,957	4,551
4.625% due 12/20/2045 •	61	62
4.750% due 10/20/2029 •	76	76
5.375% due 09/20/2029 - 09/20/2045 •	208	212
5.625% due 01/20/2027 - 04/20/2033 •	23	24
6.500% due 01/20/2055 - 02/20/2055	199	205
Government National Mortgage Association REMICS 4.714% due 05/20/2069 •	574	575
Government National Mortgage Association, TBA
2.500% due 02/01/2056	600	518
3.000% due 01/01/2056	2,900	2,606
4.000% due 02/01/2056	200	189
4.500% due 02/01/2056	13,500	13,142
5.000% due 01/01/2056	500	499
5.500% due 02/01/2056	300	303
6.000% due 01/01/2056	1,700	1,733
6.500% due 02/01/2056	900	929
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2041 - 01/01/2056	800	687
3.000% due 01/01/2041 - 02/01/2056	20,100	18,792
5.000% due 02/01/2056	7,000	6,975
5.500% due 02/01/2056	12,200	12,360
6.000% due 02/01/2056	26,200	26,889

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2025 (Unaudited)

6.500% due 02/01/2056 - 03/01/2056	15,400	16,022

Total U.S. Government Agencies (Cost $118,995)		119,076

U.S. TREASURY OBLIGATIONS 4.7%
U.S. Treasury Bonds
3.125% due 02/15/2043	4,730	3,827
4.000% due 11/15/2042	3,100	2,842
4.000% due 11/15/2052	2,300	1,996

Total U.S. Treasury Obligations (Cost $10,967)		8,665

NON-AGENCY MORTGAGE-BACKED SECURITIES 29.7%
Adjustable Rate Mortgage Trust
4.581% due 03/25/2035 ~	9	9
4.768% due 11/25/2035 ~	66	46
AG Trust 5.766% due 08/15/2041 •	428	431
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	1,200	1,129
ATLX Trust 3.850% due 04/25/2063 þ	903	884
Banc of America Funding Trust 5.301% due 05/25/2035 ~	2,948	2,774
Banc of America Mortgage Trust
5.142% due 11/25/2033 ~	15	13
5.773% due 09/25/2033 ~	43	40
6.403% due 01/25/2034 ~	8	8
6.614% due 10/25/2035 ~	6	6
6.870% due 06/25/2034 ~	10	10
6.871% due 02/25/2034 ~	17	17
BCAP LLC Trust 6.500% due 02/26/2036 ~	378	157
Bear Stearns ALT-A Trust
4.166% due 02/25/2034 •	97	92
4.186% due 08/25/2036 •	3	3
4.474% due 11/25/2036 ~	216	108
Bear Stearns ARM Trust
4.040% due 07/25/2034 ~	9	9
4.750% due 02/25/2034 ~	103	97
4.885% due 01/25/2035 ~	15	15
5.125% due 01/25/2035 ~	14	12
5.179% due 02/25/2034 ~	21	19
5.734% due 01/25/2034 ~	35	34
6.214% due 01/25/2034 ~	116	115
6.373% due 04/25/2033 ~	11	11
6.829% due 10/25/2033 ~	2	2
Benchmark Mortgage Trust 4.377% due 05/15/2053	869	868
CD Mortgage Trust 3.431% due 08/15/2050	400	395
Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~	892	798
5.124% due 09/25/2055 •	443	442
Chase Mortgage Finance Trust
4.348% due 12/25/2035 ~	20	17
4.669% due 12/25/2035 ~	16	15
6.731% due 02/25/2037 ~	60	60
CHL Mortgage Pass-Through Trust
4.196% due 08/25/2035 •	60	10
4.796% due 11/25/2034 ~	508	488
5.419% due 06/20/2035 ~	29	27
5.500% due 11/25/2035	67	30
5.995% due 12/25/2033 ~	19	19
6.148% due 02/20/2036 •	15	14
Citigroup Mortgage Loan Trust, Inc.
4.646% due 08/25/2035 •	25	24
5.750% due 09/25/2035 •	19	19
6.040% due 11/25/2035 •	21	21
6.490% due 05/25/2035 •	4	4
6.998% due 03/25/2034 ~	12	12
Countrywide Alternative Loan Trust
3.463% due 08/25/2035 ~	685	651
4.246% due 06/25/2037 •	591	554
4.620% due 10/25/2035 ~	7	6
Credit Suisse First Boston Mortgage Securities Corp. 5.917% due 11/25/2032 ~	3	3
CSAIL Commercial Mortgage Trust 3.329% due 06/15/2052	200	194
CSFB Mortgage-Backed Pass-Through Certificates
5.208% due 01/25/2034 ~	77	75
5.855% due 07/25/2033 ~	182	177
6.409% due 10/25/2033 ~	7	7
CSMC Trust 3.904% due 04/25/2062 ~	852	821

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2025 (Unaudited)

First Horizon Alternative Mortgage Securities Trust
5.064% due 08/25/2034 ~	28	28
5.210% due 07/25/2035 ~	58	29
First Horizon Mortgage Pass-Through Trust
4.116% due 02/25/2035 •	21	19
4.333% due 02/25/2035 •	45	44
GMACM Mortgage Loan Trust 3.724% due 11/19/2035 ~	20	18
GS Mortgage Securities Corp. Trust 3.104% due 05/10/2034	2,100	1,371
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~	1,860	1,750
GS Mortgage-Backed Securities Trust 3.900% due 09/25/2061 þ	2,166	2,138
GSR Mortgage Loan Trust
3.830% due 08/25/2034 ~	10	10
4.196% due 01/25/2034 •	16	16
4.242% due 05/25/2035 ~	32	23
4.410% due 06/25/2034 ~	3	3
4.879% due 06/25/2034 ~	9	9
4.951% due 09/25/2035 ~	1,185	1,136
5.880% due 03/25/2033 •	1	1
6.000% due 03/25/2032	2	2
6.295% due 09/25/2034 ~	787	795
HarborView Mortgage Loan Trust
4.226% due 02/19/2046 •	280	264
4.286% due 05/19/2035 •	16	16
Impac CMB Trust 4.486% due 08/25/2035 •	346	330
IndyMac ARM Trust 5.653% due 01/25/2032 ~	1	1
IndyMac INDX Mortgage Loan Trust
4.226% due 09/25/2046 •	194	180
4.626% due 05/25/2034 •	13	12
JP Morgan Alternative Loan Trust 5.500% due 11/25/2036 ~	19	8
JP Morgan Chase Commercial Mortgage Securities Trust 5.214% due 12/15/2036 •	500	247
JP Morgan Mortgage Trust
5.190% due 11/25/2035 ~	55	44
5.191% due 07/25/2035 ~	89	85
5.391% due 10/25/2035 ~	111	105
5.869% due 11/25/2033 ~	2	2
5.874% due 09/25/2034 ~	1	1
6.033% due 07/25/2035 ~	58	57
6.305% due 11/25/2033 ~	2	2
Legacy Mortgage Asset Trust 5.750% due 07/25/2061 þ	2,215	2,217
MASTR Adjustable Rate Mortgages Trust
3.755% due 02/25/2034 ~	133	119
4.357% due 01/25/2034 ~	3	3
4.725% due 08/25/2034 ~	160	158
5.088% due 12/25/2033 ~	10	10
5.633% due 11/21/2034 ~	16	16
5.647% due 01/25/2036 ~	10	10
6.446% due 07/25/2034 ~	61	60
6.500% due 09/25/2033 ~	77	77
Merrill Lynch Mortgage Investors Trust
3.185% due 02/25/2034 ~	18	15
4.466% due 08/25/2028 •	80	74
4.506% due 06/25/2028 •	16	15
5.011% due 04/25/2035 ~	100	92
5.290% due 03/25/2028 •	13	12
5.451% due 02/25/2035 ~	31	29
6.049% due 09/25/2033 ~	4	4
MFA Trust
1.014% due 01/26/2065 ~	281	269
1.324% due 01/26/2065 ~	101	97
1.632% due 01/26/2065 ~	101	97
2.479% due 03/25/2065 ~	87	85
4.250% due 02/25/2066 ~	847	815
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	305	298
Morgan Stanley Capital I Trust 2.428% due 04/05/2042 ~	1,800	1,598
Morgan Stanley Mortgage Loan Trust 4.166% due 01/25/2035 •	340	326
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,518	1,474
2.750% due 11/25/2059 ~	1,992	1,926
3.500% due 10/25/2059 ~	59	56
NLT Trust 3.200% due 10/25/2062 ~	787	726
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.343% due 10/25/2035 ~	10	9

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2025 (Unaudited)

OBX Trust 1.072% due 02/25/2066 ~	2,195	1,937
PRET Trust 4.000% due 03/25/2065 þ	881	865
Prime Mortgage Trust
4.246% due 02/25/2034 •	7	6
6.000% due 02/25/2034	2	2
PRPM LLC
4.000% due 06/25/2053 þ	1,294	1,285
4.000% due 07/25/2054 þ	677	671
4.000% due 08/25/2054 þ	651	644
RCKT Mortgage Trust 5.846% due 08/25/2044 þ	132	134
Residential Asset Mortgage Products Trust 8.500% due 12/25/2031	293	132
RFMSI Trust
5.941% due 02/25/2036 ~	52	48
6.500% due 03/25/2032	3	3
Sequoia Mortgage Trust
4.608% due 04/20/2033 •	6	5
4.761% due 07/20/2034 ~	9	8
4.978% due 03/20/2035 •	31	29
Sequoia Mortgage Trust 10 4.648% due 10/20/2027 •	7	6
Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~	90	87
1.439% due 11/25/2055 ~	45	44
1.486% due 04/25/2065 ~	68	67
1.593% due 11/25/2055 ~	45	44
Structured Adjustable Rate Mortgage Loan Trust
4.086% due 03/25/2035 •	34	29
4.146% due 09/25/2034 •	61	58
5.046% due 09/25/2034 ~	5	5
Structured Asset Mortgage Investments II Trust
4.526% due 05/19/2035 •	53	51
4.546% due 02/19/2035 •	939	902
Structured Asset Mortgage Investments Trust 4.526% due 11/19/2033 •	8	8
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.299% due 09/25/2033 ~	13	12
5.546% due 11/25/2033 ~	6	6
6.253% due 06/25/2033 ~	108	106
6.561% due 03/25/2033 ~	59	58
Towd Point Mortgage Trust
2.750% due 06/25/2057 ~	161	158
3.750% due 03/25/2058 ~	810	792
4.606% due 10/25/2064 ~	1,389	1,395
4.846% due 05/25/2058 •	2,460	2,507
4.846% due 10/25/2059 •	81	81
Verus Securitization Trust 5.799% due 07/25/2069 þ	682	688
WaMu Mortgage Pass-Through Certificates Trust
4.386% due 12/25/2045 •	898	836
4.426% due 10/25/2045 •	750	731
4.426% due 12/25/2045 •	575	574
4.509% due 10/25/2035 ~	279	259
4.642% due 09/25/2035 ~	124	118
4.646% due 01/25/2045 •	352	345
5.029% due 08/25/2046 •	18	17
5.077% due 08/25/2046 •	958	843
5.229% due 11/25/2042 •	36	35
5.243% due 08/25/2033 ~	142	136
5.429% due 08/25/2042 •	3	3
5.529% due 09/25/2046 •	2,242	2,132
5.690% due 10/25/2033 ~	47	46
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
4.591% due 06/25/2033 ~	5	5
6.283% due 11/25/2030 ~	4	4
6.350% due 02/25/2033 ~	1	1
7.000% due 03/25/2034	11	11
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053	600	563
4.023% due 03/15/2052	300	299
5.343% due 10/15/2042 •	900	903
5.393% due 07/15/2037 •	900	903
Wells Fargo Mortgage-Backed Securities Trust 6.458% due 08/25/2035 ~	2	2
Worldwide Plaza Trust 3.526% due 11/10/2036	1,000	804

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2025 (Unaudited)

WSTN Trust 6.297% due 07/05/2037 ~	500	509

Total Non-Agency Mortgage-Backed Securities (Cost $56,338)		54,177

ASSET-BACKED SECURITIES 41.2%
AUTOMOBILE ABS OTHER 0.0%
CarMax Select Receivables Trust 4.714% due 09/15/2027 •	17	17

AUTOMOBILE SEQUENTIAL 12.2%
Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028	800	802
4.840% due 09/15/2027	52	52
4.840% due 01/18/2028	491	491
CarMax Auto Owner Trust 4.420% due 08/15/2028	880	882
CarMax Select Receivables Trust
4.120% due 03/15/2030	500	502
4.166% due 10/15/2026	219	219
5.400% due 11/15/2028	100	101
5.780% due 09/15/2027	17	17
Carvana Auto Receivables Trust 4.070% due 02/12/2029	900	900
CPS Auto Receivables Trust 5.880% due 02/15/2028	8	8
Drive Auto Receivables Trust
4.140% due 09/15/2032	100	100
4.290% due 10/16/2028	200	200
4.870% due 08/15/2028	823	824
Enterprise Fleet Financing LLC 4.500% due 04/20/2028	900	905
Exeter Automobile Receivables Trust 4.530% due 03/15/2028	868	869
FHF Issuer Trust 4.940% due 11/15/2030	517	516
Flagship Credit Auto Trust 4.880% due 11/15/2028	206	206
GLS Auto Select Receivables Trust 5.590% due 10/15/2029	277	280
Honda Auto Receivables Owner Trust
4.330% due 05/15/2029	800	805
4.560% due 03/15/2027	240	240
LAD Auto Receivables Trust
4.300% due 07/17/2028	800	801
4.600% due 12/15/2027	318	318
M&T Bank Auto Receivables Trust 4.630% due 05/15/2028	530	531
Mercedes-Benz Auto Lease Trust 4.570% due 04/17/2028	1,600	1,609
Nissan Auto Receivables Owner Trust
4.340% due 03/15/2029	800	805
4.500% due 02/15/2028	1,500	1,505
4.510% due 06/15/2027	291	291
Octane Receivables Trust 4.940% due 05/20/2030	536	539
Porsche Innovative Lease Owner Trust 4.600% due 12/20/2027	567	569
Santander Drive Auto Receivables Trust 4.620% due 11/15/2028	775	776
SCCU Auto Receivables Trust
4.570% due 01/15/2031	900	909
5.110% due 06/15/2029	1,000	1,007
SFS Auto Receivables Securitization Trust
4.520% due 11/20/2028	676	678
4.550% due 06/20/2030	800	806
Stellantis Financial Underwritten Enhanced Lease Trust 4.310% due 05/22/2028	1,100	1,104
Tesla Auto Lease Trust 4.790% due 01/20/2027	119	119
Westlake Automobile Receivables Trust 4.660% due 09/15/2028	900	903
World Omni Select Auto Trust 4.140% due 05/15/2030	100	100

		22,289

CMBS OTHER 1.5%
BDS LLC 5.013% due 10/17/2042 •	850	849
LRECS LLC 5.500% due 08/19/2043 •	900	902

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2025 (Unaudited)

Starwood LLC 5.181% due 11/19/2042 •	900	902

		2,653

HOME EQUITY OTHER 4.5%
Accredited Mortgage Loan Trust 4.791% due 01/25/2035 •	261	256
Bear Stearns Asset-Backed Securities Trust 4.846% due 11/25/2042 •	50	51
Countrywide Asset-Backed Certificates 4.266% due 08/25/2034 •	1,080	1,060
Countrywide Asset-Backed Certificates Trust 4.386% due 12/25/2034 •	2,591	2,541
Credit-Based Asset Servicing & Securitization LLC 6.780% due 05/25/2035 þ	269	249
EquiFirst Mortgage Loan Trust 4.974% due 09/25/2033 •	22	22
Home Equity Asset Trust 4.446% due 11/25/2032 •	8	7
HSI Asset Securitization Corp. Trust 3.946% due 10/25/2036 •	5	2
Long Beach Mortgage Loan Trust
4.406% due 10/25/2034 •	618	605
4.546% due 03/25/2032 •	16	16
4.701% due 07/25/2034 •	809	815
Morgan Stanley Dean Witter Capital I, Inc. Trust 5.196% due 02/25/2033 •	30	33
Nationstar NIM Ltd. 8.000% due 06/25/2037	24	0
NovaStar Mortgage Funding Trust 4.586% due 02/25/2034 •	1,222	1,230
Renaissance Home Equity Loan Trust
4.546% due 08/25/2032 •	10	9
4.946% due 09/25/2037 •	3,102	1,239
Soundview Home Loan Trust 5.146% due 11/25/2033 •	1	1
Terwin Mortgage Trust 4.971% due 04/25/2036 •	81	81

		8,217

HOME EQUITY SEQUENTIAL 0.1%
Home Equity Mortgage Loan Asset-Backed Trust 6.372% due 05/25/2033 ~	179	178

WHOLE LOAN COLLATERAL 0.1%
Bear Stearns Asset-Backed Securities Trust 5.002% due 10/25/2036 ~	350	174

OTHER ABS 22.8%
Affirm Master Trust 4.990% due 02/15/2033	800	808
Anchorage Credit Funding 1 Ltd. 3.900% due 07/28/2037	919	912
Anchorage Credit Funding 10 Ltd. 3.619% due 04/25/2038	853	840
Anchorage Credit Funding 4 Ltd. 2.723% due 04/27/2039	1,000	955
Anchorage Credit Funding 9 Ltd. 3.793% due 10/25/2037	699	693
ARES XLIV CLO Ltd. 5.035% due 04/15/2034 •	900	900
ARES XXVII CLO Ltd. 5.009% due 10/28/2034 •	800	800
Atlantic Avenue Ltd. 5.266% due 10/15/2038 •	900	903
Atlas Senior Loan Fund XVII Ltd. 4.944% due 10/20/2034 •	1,000	998
Bain Capital Credit CLO Ltd. 4.850% due 04/23/2035 •	850	850
Bryant Park Funding Ltd. 5.525% due 04/15/2037 •	1,000	1,005
Centerbridge Credit Funding 1 Ltd. 3.164% due 07/25/2039	1,000	973
College Avenue Student Loans LLC
1.600% due 07/25/2051	479	441
3.280% due 12/28/2048	761	732
4.130% due 12/26/2047	382	378
4.946% due 07/25/2051 •	274	274
5.046% due 12/26/2047 •	278	278
Commonbond Student Loan Trust 1.980% due 08/25/2050	345	311

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2025 (Unaudited)

Fortress Credit BSL X Ltd. 5.014% due 04/20/2033 •	900	901
GreenSky Home Improvement Issuer Trust 5.250% due 10/27/2059	97	97
GreenSky Home Improvement Trust 5.880% due 06/25/2059	57	58
Guggenheim CLO Ltd. 5.055% due 01/15/2035 •	850	849
LCM 31 Ltd. 5.164% due 07/20/2034 •	1,000	1,002
LCM 36 Ltd. 4.975% due 01/15/2034 •	1,000	999
LCM Loan Income Fund I Ltd. 5.176% due 04/20/2031 •	57	57
Lendmark Funding Trust 5.530% due 06/21/2032	1,000	1,014
Madison Park Funding XLIX Ltd. 4.934% due 10/19/2034 •	450	450
Madison Park Funding XLVI Ltd. 4.905% due 10/15/2034 •	1,700	1,699
Madison Park Funding XXXV Ltd. 5.136% due 04/20/2032 •	1,379	1,380
Navient Private Education Loan Trust 4.765% due 11/15/2068 •	65	65
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069	364	344
3.010% due 12/15/2059	611	598
3.130% due 02/15/2068	96	96
Navient Student Loan Trust 4.000% due 12/15/2059	124	124
Nelnet Student Loan Trust
1.420% due 04/20/2062	1,040	986
5.268% due 06/22/2065 •	860	867
Pagaya AI Debt Grantor Trust 5.183% due 06/15/2032	259	261
Pagaya AI Debt Selection Trust 6.117% due 12/15/2031	140	141
Pagaya AI Debt Trust 5.373% due 01/17/2033	800	807
Parallel Ltd. 5.015% due 07/15/2034 •	800	799
Post CLO Ltd. 4.985% due 10/15/2034 •	900	900
Romark CLO - IV Ltd. 5.067% due 07/10/2034 •	900	900
SLM Private Credit Student Loan Trust
4.255% due 12/15/2039 •	122	119
4.275% due 06/15/2039 •	1,732	1,671
4.315% due 06/15/2039 •	666	650
SMB Private Education Loan Trust
1.290% due 07/15/2053	591	566
1.600% due 09/15/2054	440	417
2.230% due 09/15/2037	163	158
2.840% due 06/15/2037	139	137
3.940% due 02/16/2055	677	664
5.434% due 02/16/2055 •	774	782
SoFi Consumer Loan Program Trust
4.800% due 02/27/2034	385	386
4.820% due 06/25/2034	243	244
TCW CLO AMR Ltd. 5.151% due 08/16/2034 •	200	200
TCW CLO Ltd. 5.494% due 01/16/2037 •	4,000	4,020
Tesla Sustainable Energy Trust 5.080% due 06/21/2050	634	637
Upstart Pass-Through Trust 7.900% due 10/20/2028	49	49
Venture 44 CLO Ltd. 5.024% due 10/20/2034 •	1,000	1,000
Verdelite Static CLO Ltd. 5.014% due 07/20/2032 •	695	695

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2025 (Unaudited)

Wind River CLO Ltd. 4.965% due 10/15/2034 •	845	843

		41,683

Total Asset-Backed Securities (Cost $77,162)		75,211

	SHARES
SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (b)	528,179	528

Total Short-Term Instruments (Cost $528)		528

Total Investments in Securities (Cost $265,020)		257,658

INVESTMENTS IN AFFILIATES 11.4%
SHORT-TERM INSTRUMENTS 11.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.4%
PIMCO Short-Term Floating NAV Portfolio III	2,126,524	20,714

Total Short-Term Instruments (Cost $20,706)		20,714

Total Investments in Affiliates (Cost $20,706)		20,714

Total Investments 152.6% (Cost $285,726)		$278,372
Financial Derivative Instruments (c)(d) 0.1%(Cost or Premiums, net $8,800)		273
Other Assets and Liabilities, net (52.7)%		(96,219)

Net Assets 100.0%		$182,426

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.
(b)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.2)%
Uniform Mortgage-Backed Security, TBA	2.000%	01/01/2056	$6,700	$(5,438)	$(5,417)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2056	2,150	(1,981)	(1,981)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2056	200	(190)	(190)
Uniform Mortgage-Backed Security, TBA	4.500	01/01/2056	100	(97)	(98)

Total Short Sales (4.2)%	$(7,706)	$(7,686)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(564) at a weighted average interest rate of 4.660%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	6	$(1,445)	$0	$0	$0
3-Month SOFR Active Contract March Futures	06/2026	6	(1,447)	(2)	0	0
U.S. Treasury 5-Year Note March Futures	03/2026	268	(29,294)	133	32	0
U.S. Treasury 10-Year Note March Futures	03/2026	105	(11,806)	97	21	0
U.S. Treasury Long-Term Bond March Futures	03/2026	31	(3,583)	31	7	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	72	(8,496)	195	27	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	213	(24,498)	143	40	0

Total Futures Contracts	$597	$127	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	2.300%	Annual	01/17/2026	$1,000	$17	$4	$21	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	900	40	(26)	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	25,300	153	(33)	120	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	200	10	(5)	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	11,400	26	(58)	(32)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	10,600	435	(228)	207	4	0

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	38,245	4,058	(1,216)	2,842	34	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	4,200	(4)	(25)	(29)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	600	(51)	16	(35)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	2,948	(236)	57	(179)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	11,900	227	(89)	138	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	600	51	(13)	38	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	200	(16)	3	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	400	(31)	7	(24)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	7,100	(473)	(62)	(535)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029	600	(34)	(4)	(38)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.185	Annual	04/21/2029	500	(23)	(3)	(26)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	920	(90)	3	(87)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	580	(38)	0	(38)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	400	(4)	(2)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	400	(3)	(2)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.567	Annual	11/30/2029	17,700	0	109	109	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	3.572	Annual	11/30/2029	10,700	0	68	68	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	1,900	139	(20)	119	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	1,400	136	(22)	114	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	6,300	544	(79)	465	9	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	3,800	287	(49)	238	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	300	3	(4)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	200	1	(3)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	100	1	(1)	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	1,800	137	(25)	112	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	1,510	57	(17)	40	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	24,580	2,915	(398)	2,517	39	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	9,910	(158)	32	(126)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	1,300	(20)	15	(5)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	3,100	(49)	38	(11)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	2,600	(41)	31	(10)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	2,600	(44)	31	(13)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	4,700	(83)	58	(25)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	3,300	(61)	42	(19)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	5,900	(110)	74	(36)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	5,900	(111)	74	(37)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	2,600	(49)	32	(17)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	2,600	(52)	33	(19)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	1,700	(38)	23	(15)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	1,400	(32)	18	(14)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	2,200	(52)	30	(22)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	3,700	(87)	49	(38)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	2,800	(66)	37	(29)	4	0

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	1,700	(43)	23	(20)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	1,700	(43)	23	(20)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	1,700	(44)	24	(20)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	1,100	(28)	15	(13)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	1,700	(44)	23	(21)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	1,700	(45)	24	(21)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	1,700	(46)	24	(22)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	706	100	(11)	89	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	160	(3)	1	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	500	(84)	8	(76)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,900	(141)	93	(48)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	31,700	913	(592)	321	0	(54)
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	800	106	(9)	97	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	500	(64)	1	(63)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	500	(63)	1	(62)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	300	(38)	1	(37)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	300	(38)	1	(37)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	300	(35)	1	(34)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	400	(49)	1	(48)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	300	(35)	2	(33)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	400	(43)	(8)	(51)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	200	21	(1)	20	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	300	30	(1)	29	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	400	(40)	(8)	(48)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	400	(41)	(8)	(49)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	100	(10)	(2)	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	1,780	66	(22)	44	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	1,600	(156)	(29)	(185)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	800	(75)	(15)	(90)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2032	6,300	0	42	42	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.674	Annual	05/31/2032	5,700	0	30	30	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.678	Annual	05/31/2032	4,700	0	26	26	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.680	Annual	05/31/2032	7,800	0	44	44	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.705	Annual	05/31/2032	7,000	0	50	50	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	3,430	(475)	(40)	(515)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,640	(276)	(37)	(313)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	260	3	3	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	400	(17)	(7)	(24)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	400	(16)	(7)	(23)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	600	(10)	(11)	(21)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	10	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	550	(8)	3	(5)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033	200	2	(6)	(4)	0	0

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	10	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	200	1	(6)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	300	3	(8)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	305	(7)	(8)	(15)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	1,860	27	(49)	(22)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	2,430	86	(83)	3	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	110	4	(4)	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	22,100	1,106	(83)	1,023	50	0
Pay	1-Day USD-SOFR Compounded-OIS	1.524	Semi-Annual	01/19/2051	3,100	(1,133)	(302)	(1,435)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	100	(32)	(10)	(42)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	100	(31)	(11)	(42)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	13,600	3,898	1,630	5,528	35	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	100	(5)	(14)	(19)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	400	6	56	62	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055	10,200	(1,390)	(258)	(1,648)	0	(31)

Total Swap Agreements	$8,945	$(1,000)	$7,945	$304	$(271)

Cash of $4,061 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$16	$0	$0	$0	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	10,950	(111)	144	33	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1	0	0	0	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	42	(2)	2	0	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	3	0	0	0	0
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	3	0	0	0	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,100	(24)	33	9	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	2,399	11	3	14	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,200	(19)	76	57	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	6	0	0	0	0

Total Swap Agreements	$(145)	$258	$113	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1	$0	$1
U.S. Government Agencies	0	119,076	0	119,076
U.S. Treasury Obligations	0	8,665	0	8,665
Non-Agency Mortgage-Backed Securities	0	54,177	0	54,177
Asset-Backed Securities
Automobile ABS Other	0	17	0	17
Automobile Sequential	0	22,289	0	22,289

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2025 (Unaudited)

CMBS Other	0	2,653	0	2,653
Home Equity Other	0	8,217	0	8,217
Home Equity Sequential	0	178	0	178
Whole Loan Collateral	0	174	0	174
Other ABS	0	41,683	0	41,683
Short-Term Instruments
Mutual Funds	0	528	0	528

	$0	$257,658	$0	$257,658
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$20,714	$0	$0	$20,714

Total Investments	$20,714	$257,658	$0	$278,372

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(7,686)	$0	$(7,686)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	431	0	431
Over the counter	0	113	0	113

	$0	$544	$0	$544
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(271)	$0	$(271)

Total Financial Derivative Instruments	$0	$273	$0	$273

Totals	$20,714	$250,245	$0	$270,959

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.6% ¤
CORPORATE BONDS & NOTES 1.5%
INDUSTRIALS 1.5%
Beignet Investor LLC 6.581% due 05/30/2049	$17,580	$18,589

Total Corporate Bonds & Notes (Cost $17,580)		18,589

U.S. GOVERNMENT AGENCIES 0.4%
Federal Home Loan Mortgage Corp.
5.500% due 11/01/2038 - 10/01/2039	31	32
6.208% due 05/01/2032 •	3	3
6.482% due 07/01/2029 •	1	1
6.503% due 01/01/2032 •	1	1
6.505% due 06/01/2035 •	295	307
6.676% due 02/01/2035 •	113	116
Federal Home Loan Mortgage Corp. Coupon STRIPS 0.000% due 01/15/2032 (a)	563	439
Federal Home Loan Mortgage Corp. REMICS
4.500% due 06/15/2035 - 09/15/2035	244	246
4.598% due 06/15/2030 - 12/15/2032 •	12	12
4.648% due 06/15/2031 •	5	5
5.000% due 01/15/2034	753	772
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.229% due 07/25/2031 •	140	139
5.229% due 10/25/2044 - 02/25/2045 •	651	610
5.429% due 07/25/2044 •	298	290
6.500% due 10/25/2043	251	259
Federal National Mortgage Association
4.000% due 05/01/2030 - 12/01/2041	746	730
4.500% due 04/01/2028 - 11/01/2029	42	42
5.276% due 06/01/2043 •	117	118
5.277% due 02/01/2041 - 10/01/2044 •	560	566
5.395% due 12/01/2029 •	3	3
5.765% due 11/01/2035 •	44	44
5.802% due 11/01/2035 •	45	46
6.048% due 03/01/2035 •	96	98
6.246% due 10/01/2032 •	2	2
6.250% due 12/01/2032 •	1	1
6.468% due 01/01/2036 •	36	37
Federal National Mortgage Association Grantor Trust
4.066% due 07/25/2032 •	33	33
4.247% due 03/25/2032 •	103	100
Federal National Mortgage Association REMICS
4.177% due 03/25/2036 •	37	37
4.246% due 12/25/2036 •	76	75
4.306% due 03/25/2034 •	20	20
4.889% due 04/25/2032 •	4	4
Federal National Mortgage Association REMICS Trust
4.109% due 06/25/2033 •	49	47
Federal National Mortgage Association Trust 4.339% due 05/25/2042 •	53	53
Government National Mortgage Association
5.625% due 04/20/2027 - 04/20/2032 •	108	109

Total U.S. Government Agencies (Cost $5,436)		5,397

U.S. TREASURY OBLIGATIONS 87.4%
U.S. Treasury Bonds
1.375% due 11/15/2040 (d)	37,030	24,051
1.375% due 08/15/2050	150,550	74,061
1.625% due 11/15/2050	214,700	112,776
1.750% due 08/15/2041	12,400	8,371
1.875% due 02/15/2041	110,500	77,238
2.250% due 08/15/2049	50,320	31,572
2.250% due 02/15/2052	600	364
2.750% due 11/15/2042	83,400	64,114
2.875% due 05/15/2043 (d)	10,960	8,512
2.875% due 05/15/2049	56,970	40,892
3.000% due 05/15/2042	51,000	41,057
3.000% due 11/15/2044	213,100	164,869
3.000% due 08/15/2048 (d)	8,300	6,148
3.000% due 02/15/2049	38,140	28,106

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

3.125% due 02/15/2043	41,250	33,375
3.625% due 08/15/2043	53,000	45,766
3.625% due 02/15/2044	32,300	27,739
4.000% due 11/15/2042	38,100	34,934
4.125% due 08/15/2044 (d)	7,500	6,886
4.375% due 02/15/2038	78,530	79,266
4.375% due 08/15/2043 (d)	23,300	22,263
4.500% due 05/15/2038	31,463	32,071
4.875% due 08/15/2045	600	606
U.S. Treasury Notes
2.875% due 05/15/2028 (d)	9,680	9,543
3.875% due 03/31/2027	46,600	46,808
3.875% due 05/31/2027 (d)	44,100	44,329
4.250% due 08/15/2035	1,100	1,108

Total U.S. Treasury Obligations (Cost $1,428,503)		1,066,825

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%
Bear Stearns ALT-A Trust
4.166% due 02/25/2034 •	346	330
4.397% due 11/25/2036 ~	5,006	2,753
4.474% due 11/25/2036 ~	10,610	5,329
Bear Stearns ARM Trust
6.125% due 04/25/2033 ~	5	5
6.214% due 01/25/2034 ~	66	66
6.232% due 11/25/2034 ~	116	110
6.373% due 04/25/2033 ~	10	10
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.096% due 08/25/2035 •	72	70
CHL Mortgage Pass-Through Trust
3.647% due 04/25/2035 ~	163	115
4.103% due 09/20/2036 ~	1,491	1,326
4.306% due 05/25/2035 •	374	333
4.426% due 04/25/2035 •	7	7
4.506% due 02/25/2035 •	230	220
4.526% due 02/25/2035 •	137	129
Citigroup Mortgage Loan Trust, Inc. 6.490% due 05/25/2035 •	18	18
Countrywide Alternative Loan Trust
4.028% due 02/20/2047 •	2,029	1,667
4.166% due 02/25/2047 •	179	169
4.206% due 05/25/2047 •	1,147	1,068
4.246% due 05/25/2036 •	24	21
4.266% due 05/25/2035 •	181	177
4.268% due 03/20/2046 •	1,466	1,391
4.406% due 12/25/2035 •	127	121
5.029% due 02/25/2036 •	120	111
5.500% due 03/25/2036	804	328
Credit Suisse First Boston Mortgage Securities Corp. 0.098% due 06/25/2032 ~	1	1
DSLA Mortgage Loan Trust 4.366% due 08/19/2045 •	146	133
GreenPoint MTA Trust 4.286% due 06/25/2045 •	113	102
GSR Mortgage Loan Trust 4.151% due 04/25/2036 ~	1,389	821
HarborView Mortgage Loan Trust
4.106% due 03/19/2037 •	538	505
4.286% due 05/19/2035 •	460	449
IndyMac INDX Mortgage Loan Trust 4.486% due 02/25/2035 •	520	491
JP Morgan Mortgage Trust
5.119% due 02/25/2036 ~	239	164
5.191% due 07/25/2035 ~	119	115
5.990% due 07/25/2064 ~	759	767
MASTR Adjustable Rate Mortgages Trust 5.839% due 05/25/2034 ~	41	40
Merrill Lynch Mortgage Investors Trust 5.630% due 12/25/2032 •	12	12
RALI Trust
4.146% due 08/25/2035 •	383	264
5.389% due 09/25/2045 •	124	108
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031	109	100
RFMSI Trust 6.500% due 03/25/2032	5	5
Sequoia Mortgage Trust
4.548% due 07/20/2033 •	137	138
4.553% due 07/20/2033 •	97	94
Sequoia Mortgage Trust 5 4.546% due 10/19/2026 •	52	52
Structured Adjustable Rate Mortgage Loan Trust 5.429% due 01/25/2035 •	142	132

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Structured Asset Mortgage Investments II Trust
4.286% due 05/25/2036 •	5,849	4,913
4.426% due 07/19/2034 •	14	13
4.546% due 03/19/2034 •	50	48
WaMu Mortgage Pass-Through Certificates Trust
3.713% due 05/25/2046 •	188	157
3.878% due 12/25/2046 •	635	569
3.897% due 12/25/2046 •	443	408
4.366% due 11/25/2045 •	389	368
4.386% due 12/25/2045 •	123	124
4.759% due 01/25/2047 •	283	274
5.009% due 06/25/2046 •	914	867
5.029% due 02/25/2046 •	695	644
5.077% due 07/25/2046 •	2,134	1,981
5.077% due 08/25/2046 •	6,128	5,388
5.229% due 11/25/2042 •	79	77
5.529% due 09/25/2046 •	822	781
5.529% due 10/25/2046 •	302	290
6.166% due 03/25/2034 ~	20	20
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
5.319% due 05/25/2033 ~	29	30

Total Non-Agency Mortgage-Backed Securities (Cost $49,203)		37,319

ASSET-BACKED SECURITIES 2.2%
HOME EQUITY OTHER 0.2%
Asset-Backed Securities Corp. Home Equity Loan Trust
3.926% due 05/25/2037 •	16	12
4.385% due 06/15/2031 •	268	264
C-BASS Trust 2.991% due 01/25/2037 •	801	237
Citigroup Global Markets Mortgage Securities VII, Inc. 5.196% due 01/25/2032 •	8	8
Credit Suisse First Boston Mortgage Securities Corp. 4.379% due 01/25/2032 •	17	17
GE-WMC Mortgage Securities Trust 3.926% due 08/25/2036 •	37	16
GSAMP Trust
3.916% due 12/25/2036 •	355	177
4.026% due 11/25/2035 •	130	9
Home Equity Asset Trust 4.766% due 02/25/2033 •	1	1
HSI Asset Securitization Corp. Trust 3.946% due 10/25/2036 •	87	31
JP Morgan Mortgage Acquisition Trust 4.006% due 08/25/2036 •	25	11
Lehman ABS Mortgage Loan Trust 3.936% due 06/25/2037 •	319	214
Long Beach Mortgage Loan Trust 4.406% due 10/25/2034 •	1,300	1,272
MASTR Asset-Backed Securities Trust 3.946% due 11/25/2036 •	70	20
Merrill Lynch Mortgage Investors Trust 4.086% due 02/25/2037 •	246	69
Morgan Stanley ABS Capital I, Inc. Trust 3.906% due 05/25/2037 •	118	108
Morgan Stanley IXIS Real Estate Capital Trust 3.896% due 11/25/2036 •	29	9
New Century Home Equity Loan Trust 4.206% due 05/25/2036 •	94	94
Renaissance Home Equity Loan Trust 4.546% due 08/25/2032 •	2	2
Securitized Asset-Backed Receivables LLC Trust 3.966% due 12/25/2036 •	1,378	289
Soundview Home Loan Trust
3.926% due 06/25/2037 •	170	115
3.966% due 11/25/2036 •	427	115

		3,090

WHOLE LOAN COLLATERAL 0.0%
Securitized Asset-Backed Receivables LLC Trust 4.006% due 11/25/2036 •	432	119

OTHER ABS 2.0%
Anchorage Capital CLO 28 Ltd. 5.584% due 04/20/2037 •	2,500	2,514
Apex Credit CLO Ltd. 5.684% due 04/20/2036 •	1,300	1,307
Atlas Senior Loan Fund XII Ltd. 5.307% due 10/24/2031 •	229	230

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

BlueMountain CLO Ltd. 5.048% due 10/25/2030 •	515	516
Capital Four U.S. CLO II Ltd. 5.784% due 01/20/2037 •	2,200	2,216
Carlyle Global Market Strategies CLO Ltd. 5.126% due 07/20/2031 •	467	468
Dewolf Park CLO Ltd. 5.086% due 10/15/2030 •	369	369
Diameter Capital CLO 4 Ltd. 5.735% due 01/15/2037 •	2,700	2,718
Diameter Capital CLO 6 Ltd. 5.515% due 04/15/2037 •	2,400	2,412
Dryden 37 Senior Loan Fund 5.266% due 01/15/2031 •	760	760
Dryden 54 Senior Loan Fund 5.034% due 10/19/2029 •	276	276
KKR CLO 21 Ltd. 5.166% due 04/15/2031 •	221	221
Magnetite XXV Ltd. 5.320% due 01/25/2032 •	424	425
Newark BSL CLO 2 Ltd. 5.090% due 07/25/2030 •	364	364
Romark WM-R Ltd. 5.176% due 04/20/2031 •	222	222
Sound Point CLO XVIII Ltd. 5.266% due 01/21/2031 •	64	64
Sound Point CLO XXIII 5.336% due 07/15/2034 •	1,000	1,003
Sound Point CLO XXVII Ltd. 5.300% due 10/25/2034 •	3,000	3,010
Sycamore Tree CLO Ltd. 5.564% due 01/20/2037 •	1,800	1,810
Symphony CLO 36 Ltd. 5.305% due 01/16/2031 •	11	11
TCW CLO Ltd. 5.494% due 01/16/2037 •	1,000	1,005
Venture 35 CLO Ltd. 5.319% due 10/22/2031 •	1,224	1,225
Venture XIX CLO Ltd. 5.426% due 01/15/2032 •	701	702

		23,848

Total Asset-Backed Securities (Cost $30,066)		27,057

	SHARES
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (b)	535,636	536

Total Short-Term Instruments (Cost $536)		536

Total Investments in Securities (Cost $1,531,324)		1,155,723

INVESTMENTS IN AFFILIATES 4.6%
SHORT-TERM INSTRUMENTS 4.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%
PIMCO Short-Term Floating NAV Portfolio III	5,705,854	55,581

Total Short-Term Instruments (Cost $55,573)		55,581

Total Investments in Affiliates (Cost $55,573)		55,581

Total Investments 99.2% (Cost $1,586,897)		$1,211,304
Financial Derivative Instruments (c)(f) 0.0%(Cost or Premiums, net $18,378)		226
Other Assets and Liabilities, net 0.8%		9,307

Net Assets 100.0%		$1,220,837

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.6)%
Uniform Mortgage-Backed Security, TBA	4.000%	02/01/2056	$17,000	$(16,135)	$(16,117)
Uniform Mortgage-Backed Security, TBA	4.500	01/01/2056	3,000	(2,917)	(2,929)

Total Short Sales (1.6)%	$(19,052)	$(19,046)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(36,779) at a weighted average interest rate of 4.413%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2026	6,071	$663,589	$(1,247)	$0	$(712)
U.S. Treasury 10-Year Note March Futures	03/2026	9,279	1,043,308	(4,262)	0	(1,885)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	6,198	712,867	(4,922)	0	(1,162)

$(10,431)	$0	$(3,759)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2026	5,425	$(1,132,681)	$(66)	$381	$0
U.S. Treasury Long-Term Bond March Futures	03/2026	2,486	(287,366)	3,198	544	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	530	(62,540)	1,237	199	0

$4,369	$1,124	$0

Total Futures Contracts	$(6,062)	$1,124	$(3,759)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-44 5-Year Index	1.000%	Quarterly	06/20/2030	$17,400	$372	$24	$396	$0	$0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	87,910	1,978	39	2,017	2	0

$2,350	$63	$2,413	$2	$0

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.300%	Annual	02/28/2029	$118,000	$(155)	$1,350	$1,195	$131	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030	140,300	192	1,803	1,995	0	(198)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030	341,049	234	1,217	1,451	487	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030	449,790	436	6	442	644	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	11,500	0	164	164	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	38,900	3	572	575	68	0
Receive	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/15/2034	394,400	0	18,452	18,452	873	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	31,000	(223)	190	(33)	72	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	173,100	1,974	(2,685)	(711)	0	(426)
Receive	1-Day USD-SOFR Compounded-OIS	2.606	Semi-Annual	12/21/2047	40,000	(13)	10,801	10,788	108	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	53,000	10,095	11,000	21,095	135	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053	149,200	2,084	2,088	4,172	505	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053	55,443	412	549	961	189	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	14,000	342	1,312	1,654	45	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	64,200	647	6,712	7,359	206	0

						$16,028	$53,531	$69,559	$3,483	$(624)

Total Swap Agreements						$18,378	$53,594	$71,972	$3,485	$(624)

(d)

Securities with an aggregate market value of $70,083 and cash of $1,935 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials					$0		$18,589	$0	$18,589
U.S. Government Agencies					0		5,397	0	5,397
U.S. Treasury Obligations					0		1,066,825	0	1,066,825
Non-Agency Mortgage-Backed Securities					0		37,319	0	37,319
Asset-Backed Securities
Home Equity Other					0		3,090	0	3,090
Whole Loan Collateral					0		119	0	119
Other ABS					0		23,848	0	23,848
Short-Term Instruments
Mutual Funds					0		536	0	536

					$0		$1,155,723	$0	$1,155,723
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes					$55,581		$0	$0	$55,581

Total Investments					$55,581		$1,155,723	$0	$1,211,304

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2025 (Unaudited)

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(19,046)	$0	$(19,046)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$4,609	$0	$4,609

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(4,383)	$0	$(4,383)

Total Financial Derivative Instruments	$0	$226	$0	$226

Totals	$55,581	$1,136,903	$0	$1,192,484

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO All Asset: Multi-Real Fund (Cayman) Ltd (Cayman Islands exempted company), PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd	06/17/2020	13.0%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	22.6%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	0.1%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV III Subsidiary, LLC	03/20/2014	5.6%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value ("NAV") of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III Portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds

Notes to Financial Statements (Cont.)

(“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower-or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio, or through an alternative lending platform generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Portfolio's Offering Memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of December 31, 2025, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The PIMCO All Asset: Multi-Real Fund may also gain exposure indirectly to commodity markets by investing in the Multi-Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Portfolio's income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Subsidiary's earnings would be treated as other qualifying income if derived with respect to a Portfolio's business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly- owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio's investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio's taxable income or any distributions made by a Portfolio or result in the inability of a Portfolio to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to a Portfolio as a deductible amount for income tax purposes. In the event the Subsidiary taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to a Portfolio as ordinary income for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2025 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Notes to Financial Statements (Cont.)

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$0	$165,985	$(166,352)	$367	$0	$0	$1,421	$0
PIMCO All Authority: Multi-RAE PLUS Fund	4,200	25,667	(21,740)	18	18	8,163	292	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$681,147	$2,926,470	$(2,273,100)	$(67)	$736	$1,335,186	$34,868	$0
PIMCO All Asset: Multi-RAE PLUS Fund	31	10,808	(10,800)	1	0	40	108	0
PIMCO All Asset: Multi-Real Fund	13,351	1,168,436	(1,179,600)	(53)	0	2,134	341	0
PIMCO EM Bond and Short-Term Investments Portfolio	19,287	223,521	(217,500)	7	16	25,331	1,118	0
PIMCO High Yield and Short-Term Investments Portfolio	2,263	37,335	(37,500)	(1)	1	2,098	35	0
PIMCO Investment Grade Credit Bond Portfolio	19,998	760,674	(620,000)	45	40	160,757	2,643	0
PIMCO Long Duration Credit Bond Portfolio	50,798	13,237,137	(13,279,000)	125	2	9,062	2,749	0
PIMCO Mortgage and Short-Term Investments Portfolio	3,546	1,295,516	(1,251,500)	13	7	47,582	459	0
PIMCO Municipal Portfolio	2,744	19,374	(17,800)	0	1	4,319	74	0
PIMCO Real Return Portfolio	19,005	218,478	(234,600)	(6)	0	2,877	78	0
PIMCO Sector Fund Series – AM	775	13,650	(12,100)	1	1	2,327	49	0
PIMCO Sector Fund Series – H	2,089	27,329	(14,700)	1	3	14,722	226	0
PIMCO Sector Fund Series – I	1,128	1,407,249	(1,401,400)	(55)	1	6,923	350	0
PIMCO Short-Term Portfolio	8,881	51,524	(39,700)	0	9	20,714	420	0
PIMCO U.S. Government and Short-Term Investments Portfolio	1,649	266,618	(212,700)	6	8	55,581	606	0
PIMCO International Portfolio	173,246	651,699	(667,400)	(25)	102	157,622	4,887	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended December 31, 2025 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value at 03/31/2025	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 12/31/2025	Dividend Income	Shares Held at 12/31/2025
Xfit Brands, Inc.	$193	$0	$0	$0	$(2)	$191	$0	68,040,639

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International, Inc.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co. LLC	NXN	Natixis New York
BOO	BoA Securities, Inc (Repo Only)	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	RYL	NatWest Markets Plc
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SCX	Standard Chartered Bank, London
BSN	The Bank of Nova Scotia - Toronto	MAC	Macquarie Bank Limited	SOG	Societe Generale Paris
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
CTR	Citigroup Global Markets, Inc.	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso
CHF	Swiss Franc	ILS	Israeli Shekel	PLN	Polish Zloty
CLP	Chilean Peso	INR	Indian Rupee	RON	Romanian New Leu
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona
COP	Colombian Peso	KRW	South Korean Won	SGD	Singapore Dollar
CZK	Czech Koruna	KZT	Kazakhstani Tenge	THB	Thai Baht
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish New Lira
EGP	Egyptian Pound	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	OTC	Over the Counter
CME	Chicago Mercantile Exchange

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERADXULT	eRAFI International Large Strategy Index	MUTKCALM	Tokyo Overnight Average Rate
AMZX	Alerian MLP Total Return Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	NDDUEAFE	MSCI EAFE Index
BBSW3M	3 Month Bank Bill Swap Rate	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAUSLT	eRAFI U.S. Large Strategy Index	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
BISTREFI	Turkish Lira Overnight Reference Rate	EUR003M	3 Month EUR Swap Rate	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index
Bobl	Bundesobligation, the German word for federal government bond	EUR006M	6 Month EUR Swap Rate	RU20INTR	Russell 2000 Total Return Index
Brent	Brent Crude	FEDL01	Federal funds effective rate	S&P 500	Standard & Poor's 500 Index
CAONREPO	Canadian Overnight Repo Rate Average	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SOFR	Secured Overnight Financing Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	GOLDLNPM	London Gold Market Fixing Ltd. PM	SOFR30A	Secured Overnight Financing Rate 30-Day Average
CDX.HY	Credit Derivatives Index - High Yield	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SOFRINDX	Secured Overnight Financing Rate Index
CDX.IG	Credit Derivatives Index - Investment Grade	IBR	Indicador Bancario de Referencia	SONIO	Sterling Overnight Interbank Average Rate
CMBX	Commercial Mortgage-Backed Index	JMABNIC5	J.P. Morgan Custom Commodity Index	TSFR1M	Term SOFR 1-Month
CPI	Consumer Price Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	TSFR3M	Term SOFR 3-Month
CPTFEMU	Eurozone HICP ex-Tobacco Index	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MLPIREIS	Merrill Lynch Custom Equity Index	UKRPI	United Kingdom Retail Prices Index
DWRTFT	Dow Jones Wilshire REIT Total Return Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	US0003M	ICE 3-Month USD LIBOR
ERADXULN	RAE Fundamental International Large Net Total Return Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending

BABs	Build America Bonds	JIBAR	Johannesburg Interbank Agreed Rate	REIT	Real Estate Investment Trust
BBR	Bank Bill Rate	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OAT	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles or at the time of funding
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CLO	Collateralized Loan Obligation	oz.	Ounce	WIBOR	Warsaw Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	WTI	West Texas Intermediate
DAC	Designated Activity Company